UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21864
                                                    ----------------------------

                                WisdomTree Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         380 Madison Avenue, 21st Floor
                               New York, NY 10017
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (866)-909-9473
                                                         ----------------

                        Date of fiscal year end: March 31
                                                ----------------
                    Date of reporting period: March 31, 2008
                                              ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Report(s) to Stockholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO]
WISDOMTREE
    Fundamental ETFs

WisdomTree Trust

Domestic Dividend Funds

--------------------------------------------------------------------------------



Annual Report
March 31, 2008

WisdomTree Total Dividend Fund
WisdomTree High-Yielding Equity Fund
WisdomTree LargeCap Dividend Fund
WisdomTree Dividend Top 100(SM) Fund
WisdomTree MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund

Table of Contents


Letter to Shareholders .....................................................   1
Management's Discussion of Funds' Performance ..............................   2
Performance Summaries (unaudited) ..........................................   3
Shareholder Expense Examples (unaudited) ...................................   9
Schedules of Investments
 WisdomTree Total Dividend Fund ............................................  11
 WisdomTree High-Yielding Equity Fund ......................................  22
 WisdomTree LargeCap Dividend Fund .........................................  27
 WisdomTree Dividend Top 100(SM) Fund ......................................  32
 WisdomTree MidCap Dividend Fund ...........................................  34
 WisdomTree SmallCap Dividend Fund .........................................  40
Statements of Assets and Liabilities .......................................  49
Statements of Operations ...................................................  50
Statements of Changes in Net Assets ........................................  51
Financial Highlights .......................................................  53
Notes to the Financial Statements ..........................................  56
Report of Independent Registered Public Accounting Firm ....................  61
Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) .....  62
Frequency Distribution of Discounts & Premiums (unaudited) .................  63
Trustee and Officer Information (unaudited) ................................  68
Supplemental Information (unaudited) .......................................  66
General Information (unaudited) ............................................  67






"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

                     [This page intentionally left blank.]

Letter to Shareholders

Dear Shareholders:

      It is a pleasure to report highlights for the funds of the WisdomTree Trust for the fiscal year that ended March 31, 2008.

      Over this period, many U.S. and international stock markets declined between 5% and 15%, disappointing equity investors. With toxic sub-prime loans causing huge write-downs in the value of assets held at large banks and brokerage firms, financial stocks dramatically underperformed the broader market. For the first time since 1999, value stocks underperformed growth stocks in 2007, both domestically and internationally. WisdomTree's smaller capitalization U.S. funds, with greater exposure to real estate and financial stocks, generated sub-par returns for the period. Nevertheless, despite the challenging environment, 21 of WisdomTree's 36 funds with one-year track records outperformed their comparable capitalization weighted benchmark over the 12 months ended March 31, 2008.

      Some of WisdomTree's strongest relative performance occurred in the developing world. Within the past year, the Trust added the WisdomTree Emerging Markets High-Yielding Equity Fund (DEM) and the WisdomTree Emerging Markets SmallCap Dividend Fund (DGS), the first ETF to offer investors access to the small-cap segment of emerging equity markets. Since the inception of the funds (July 13, 2007 and October 30, 2007, respectively) through March 31, 2008, both DEM and DGS outperformed the capitalization-weighted barometer for the emerging markets: the MSCI Emerging Markets Index. In February, WisdomTree launched the industry's first India ETF, the WisdomTree India Earnings Fund (EPI), which gives U.S. investors exposure to local shares trading in India. By March 31, 2008, overall assets under management in the WisdomTree Trust stood at approximately $4.3 billion, up from approximately $3 billion a year earlier.

      The past fiscal year was also punctuated by an initiative that has the potential to significantly expand WisdomTree's reach: a platform that allows plan sponsors to use ETFs within employee 401(k) programs. This program gives clients the ability to use traditional index funds, actively managed mutual funds or ETFs within their retirement plans. Increasingly, investors view WisdomTree products as alternatives to both types of investments. Like traditional index funds, WisdomTree ETFs provide broad exposure to equity markets in 42 countries. But unlike traditional capitalization- weighted indexes, which set weights based on a company's market value, WisdomTree sets component weights based on income streams, such as earnings or dividends. WisdomTree is presenting advisors, plan sponsors, and self-directed investors a new way to understand and invest in equity markets. This report contains another full year of real-time performance data that will, I hope, provide greater clarity as to whether we are meeting our goal of delivering market-beating returns in a passive structure.

Thank you for your continued support.

Best regards,

/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security. Fund returns are quoted at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

The MSCI Emerging Markets Index is a market cap weighted index that is designed to measure equity market performance consisting of 25 emerging market country indexes. MSCI Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.


                                           WisdomTree Domestic Dividend Funds  1

                 Management's Discussion of Funds' Performance

The six domestic dividend-based ETFs developed by the WisdomTree Trust give investors alternatives to market capitalization-weighted index funds in all major market capitalization segments of the U.S. equity market. The six ETFs discussed in this report track specific indexes that are derived from the WisdomTree Dividend Index, which measures the performance of dividend-paying companies in the U.S. Unlike ETFs that track traditional market capitalization-weighted indexes, WisdomTree's dividend-based ETFs are designed to track indexes that are weighted based on the dividends that companies pay. For ease of comparison, this report provides index performance data on each ETF's underlying WisdomTree Index and a comparable capitalization weighted benchmark index.

The U.S. equity market, measured by the Russell 3000 Index*, a broad measure of U.S. stock performance, declined 6.03% in the 12 months that ended March 31, 2008. The first quarter of 2008 marked the largest quarterly retrenchment in U.S. equity prices since the third quarter of 2002. Stocks reacted to continued credit concerns emanating from Wall Street and from broader evidence that the U.S. economy is faltering. The unemployment rate rose to 5.1%, its highest level in nearly three years. Jobless claims spiked above 400,000, signaling recession. The weakening job market, coupled with rising foreclosures and falling home prices, have undermined consumer confidence. One of the only positive aspects to emerge recently has been the Federal Reserve's (the "Fed") willingness to reduce interest rates. The Fed cut rates three times in the first quarter, reducing the target Fed Funds rate from 4.25% to 2.25%.

WisdomTree's domestic dividend-based ETFs, all of which have broader exposure to financial stocks than their comparable capitalization weighted peers, underperformed their respective benchmarks in this period. WisdomTree's broadest domestic dividend-based ETF, the WisdomTree Total Dividend Fund (DTD), had a total return of negative 7.77% for the year that ended March 31, 2008. Large company stocks outperformed small-cap stocks. The best performing WisdomTree ETF in this group was the WisdomTree LargeCap Dividend Fund (DLN), which fell 6.47% for the period, compared to a 5.05% retracement for the S&P 500 Index*. The WisdomTree MidCap Dividend Fund (DON), which is heavily weighted towards REITs and financial stocks, experienced the greatest relative underperfomance for the period. DON lost 14.47% at NAV for the year that ended March 31, 2008, versus a 6.93% decline for the S&P MidCap 400 Index*.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds' performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

The Russell 3000 Index measures the performance of the 3000 largest stocks in the U.S. market by market value; the S&P 500 Index is the Standard & Poor's composite index of 500 stocks; the S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for market size, liquidity and industry group representation. Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.


* Performance information for the Russell 3000 Index, S&P MidCap 400 Index and S&P 500 Index assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses.


2  WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree Total Dividend Fund

Sector Breakdown+ as of 3/31/08++
---------------------------------
          [PIE CHART]
Financials                  31.2%
Consumer Non-Cyclical       20.2%
Industrials                 11.4%
Energy                       7.6%
Communications               7.4%
Consumer Cyclical            6.8%
Utilities                    5.7%
Basic Materials              4.7%
Technology                   4.5%
Other                        0.5%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
-------------------------------------------

Description                 % of Net Assets
-------------------------------------------
General Electric Co.              4.3%
-------------------------------------------
Bank of America Corp.             3.9%
-------------------------------------------
AT&T, Inc.                        3.1%
-------------------------------------------
Citigroup, Inc.                   2.9%
-------------------------------------------
Pfizer, Inc.                      2.7%
-------------------------------------------
Exxon Mobil Corp.                 2.6%
-------------------------------------------
JPMorgan Chase & Co.              1.9%
-------------------------------------------
Johnson & Johnson                 1.7%
-------------------------------------------
Chevron Corp.                     1.7%
-------------------------------------------
Procter & Gamble Co.              1.6%
-------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The WisdomTree Total Dividend Fund (DTD) returned -7.77% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Energy contributed most significantly to this performance, comprising on average 7.82% of the Fund and returned 17.43% over the period. Southern Copper Corp. was the top performing security in the Fund. Financials contributed the least to the Fund returning -29.12% over the period and comprising on average 30.34% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

                                          Average Annual Total Return
------------------------------------------------------------------------------------------
                                                             WisdomTree         Russell
                      Net Asset Value     Market Price     Dividend Index      3000 Index
------------------------------------------------------------------------------------------
One Year                    (7.77)%           (7.81)%           (6.88)%           (6.03)%
------------------------------------------------------------------------------------------
Since Inception(1)           4.26%             4.14%             4.55%             4.74%
------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

   Date           WisdomTree Total Dividend Fund        Russell 3000 Index
--------------------------------------------------------------------------
 6/16/2006                    $10,000                        $10,000
 6/30/2006                    $10,177                        $10,189
 7/31/2006                    $10,403                        $10,179
 8/31/2006                    $10,616                        $10,428
 9/30/2006                    $10,843                        $10,661
10/31/2006                    $11,168                        $11,048
11/30/2006                    $11,350                        $11,286
12/31/2006                    $11,573                        $11,421
 1/31/2007                    $11,760                        $11,642
 2/28/2007                    $11,567                        $11,447
 3/31/2007                    $11,684                        $11,566
 4/30/2007                    $11,930                        $12,028
 5/31/2007                    $12,301                        $12,467
 6/30/2007                    $11,930                        $12,233
 7/31/2007                    $11,495                        $11,816
 8/31/2007                    $11,722                        $11,986
 9/30/2007                    $11,993                        $12,423
10/31/2007                    $12,097                        $12,651
11/30/2007                    $11,591                        $12,081
12/31/2007                    $11,297                        $12,008
 1/31/2008                    $10,991                        $11,280
 2/29/2008                    $10,410                        $10,930
 3/31/2008                    $10,358                        $10,865

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                           WisdomTree Domestic Dividend Funds  3

Performance Summary (unaudited)

WisdomTree High-Yielding Equity Fund

Sector Breakdown+ as of 3/31/08++
-----------------------------------
           [PIE CHART]
Financials                    52.7%
Consumer Non-Cyclical         16.2%
Communications                12.6%
Utilities                      7.4%
Basic Materials                5.8%
Consumer Cyclical              3.0%
Industrials                    0.7%
Energy                         0.5%
Technology                     0.5%
Other                          0.6%
-----------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
--------------------------------------------
                                    % of Net
Description                          Assets
--------------------------------------------
Bank of America Corp.                  8.8%
--------------------------------------------
AT&T, Inc.                             7.0%
--------------------------------------------
Citigroup, Inc.                        6.5%
--------------------------------------------
Pfizer, Inc.                           6.0%
--------------------------------------------
JPMorgan Chase & Co.                   4.2%
--------------------------------------------
Phillip Morris International, Inc.     3.5%
--------------------------------------------
Verizon Communications, Inc.           3.5%
--------------------------------------------
Wells Fargo & Co.                      3.4%
--------------------------------------------
Wachovia Corp.                         3.0%
--------------------------------------------
U.S. Bancorp                           2.4%
--------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree High-Yielding Equity Index.

The WisdomTree High-Yielding Equity Fund (DHS) returned -14.18% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Consumer Staples contributed most significantly to this performance, comprising on average 8.53% of the Fund and returned 13.00% over the period. Chevron Corp. was the top performing security in the Fund. Financials contributed the least to the Fund returning -31.62% over the period and comprising on average 43.56% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

                                         Average Annual Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree
                                                           High-Yielding     Russell 1000
                      Net Asset Value     Market Price      Equity Index     Value Index
-----------------------------------------------------------------------------------------
One Year                   (14.18)%           (14.10)%         (13.92)%          (9.94)%
-----------------------------------------------------------------------------------------
Since Inception(1)           0.82%              0.85%            0.87%            3.78%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

    Date       WisdomTree High-Yielding Equity Fund   Russell 1000 Value Index
-------------------------------------------------------------------------------
  6/16/2006                    $10,000                       $10,000
  6/30/2006                    $10,160                       $10,224
  7/31/2006                    $10,560                       $10,473
  8/31/2006                    $10,786                       $10,648
  9/30/2006                    $11,002                       $10,860
 10/31/2006                    $11,296                       $11,216
 11/30/2006                    $11,410                       $11,472
 12/31/2006                    $11,696                       $11,729
  1/31/2007                    $11,876                       $11,879
  2/28/2007                    $11,677                       $11,694
  3/31/2007                    $11,823                       $11,875
  4/30/2007                    $11,962                       $12,314
  5/31/2007                    $12,271                       $12,758
  6/30/2007                    $11,813                       $12,460
  7/31/2007                    $11,297                       $11,884
  8/31/2007                    $11,597                       $12,017
  9/30/2007                    $11,788                       $12,429
 10/31/2007                    $11,777                       $12,431
 11/30/2007                    $11,150                       $11,823
 12/31/2007                    $10,646                       $11,709
  1/31/2008                    $10,748                       $11,240
  2/29/2008                     $9,821                       $10,769
  3/31/2008                     $9,635                       $10,688

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


4  WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)


WisdomTree LargeCap Dividend Fund


Sector Breakdown+ as of 3/31/08++
-----------------------------------
           [PIE CHART]
Financials                    28.2%
Consumer Non-Cyclical         22.5%
Industrials                   11.8%
Energy                         8.6%
Communications                 7.9%
Consumer Cyclical              6.4%
Utilities                      4.9%
Technology                     4.8%
Basic Materials                4.5%
Other                          0.4%
-----------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.


Top Ten Holdings* as of 3/31/08
-----------------------------------

                           % of Net
Description                 Assets
-----------------------------------
General Electric Co.          5.1%
-----------------------------------
Bank of America Corp.         4.7%
-----------------------------------
AT&T Inc.                     3.7%
-----------------------------------
Citigroup, Inc.               3.4%
-----------------------------------
Pfizer, Inc.                  3.2%
-----------------------------------
Exxon Mobil Corp.             3.2%
-----------------------------------
JPMorgan Chase & Co.          2.2%
-----------------------------------
Chevron Corp.                 2.1%
-----------------------------------
Johnson & Johnson             2.1%
-----------------------------------
Procter & Gamble Co.          1.9%
-----------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The WisdomTree LargeCap Dividend Fund (DLN) returned -6.47% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Energy contributed most significantly to this performance, comprising on average 8.99% of the Fund and returned 18.23% over the period. Southern Copper Corp. was the top performing security in the Fund. Financials contributed the least to the Fund returning -31.02% over the period and comprising on average 27.79% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

                                          Average Annual Total Return
------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                              LargeCap          S&P 500
                      Net Asset Value     Market Price     Dividend Index        Index
------------------------------------------------------------------------------------------
One Year                    (6.47)%           (6.62)%           (6.35)%           (5.05)%
------------------------------------------------------------------------------------------
Since Inception(1)           5.05%             4.88%             5.00%             5.13%
------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

   Date           WisdomTree LargeCap Dividend Fund          S&P 500 Index
----------------------------------------------------------------------------
 6/16/2006                      $10,000                         $10,000
 6/30/2006                      $10,165                         $10,155
 7/31/2006                      $10,443                         $10,217
 8/31/2006                      $10,654                         $10,460
 9/30/2006                      $10,892                         $10,730
10/31/2006                      $11,197                         $11,080
11/30/2006                      $11,353                         $11,290
12/31/2006                      $11,609                         $11,449
 1/31/2007                      $11,767                         $11,622
 2/28/2007                      $11,549                         $11,394
 3/31/2007                      $11,677                         $11,522
 4/30/2007                      $11,977                         $12,032
 5/31/2007                      $12,357                         $12,452
 6/30/2007                      $12,008                         $12,245
 7/31/2007                      $11,633                         $11,866
 8/31/2007                      $11,854                         $12,043
 9/30/2007                      $12,162                         $12,494
10/31/2007                      $12,264                         $12,693
11/30/2007                      $11,788                         $12,162
12/31/2007                      $11,513                         $12,078
 1/31/2008                      $11,167                         $11,353
 2/29/2008                      $10,580                         $10,984
 3/31/2008                      $10,532                         $10,937

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                           WisdomTree Domestic Dividend Funds  5

Performance Summary (unaudited)

WisdomTree Dividend Top 100(SM) Fund

Sector Breakdown+ as of 3/31/08++
-----------------------------------
            [PIE CHART]
Financials                    43.3%
Consumer Non-Cyclical         17.1%
Utilities                     13.0%
Basic Materials                8.3%
Consumer Cyclical              7.3%
Communications                 5.0%
Industrials                    3.0%
Energy                         1.5%
Technology                     0.9%
Other                          0.6%
-----------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.


Top Ten Holdings* as of 3/31/08
----------------------------------------------
                                      % of Net
Description                            Assets
----------------------------------------------
American Capital Strategies Ltd.         3.2%
----------------------------------------------
Southern Copper Corp.                    2.2%
----------------------------------------------
KeyCorp.                                 1.8%
----------------------------------------------
HCP, Inc.                                1.7%
----------------------------------------------
National City Corp.                      1.7%
----------------------------------------------
Equity Residential                       1.6%
----------------------------------------------
BB&T Corp.                               1.6%
----------------------------------------------
Fifth Third Bancorp                      1.5%
----------------------------------------------
Bank of America Corp.                    1.5%
----------------------------------------------
U.S. Bancorp                             1.5%
----------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend Top 100 Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Top 100 Index.

The WisdomTree Dividend Top 100 Fund (DTN) returned -11.15% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Materials contributed most significantly to this performance, comprising on average 10.75% of the Fund and returned 13.16% over the period. Southern Copper Corp. was the top performing security in the Fund. Financials contributed the least to the Fund returning -28.28% over the period and comprising on average 33.84% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

                                            Average Annual Total Return
----------------------------------------------------------------------------------------------
                                                              WisdomTree          Dow Jones
                                                           Dividend Top 100      U.S. Select
                      Net Asset Value     Market Price           Index          Dividend Index
----------------------------------------------------------------------------------------------
One Year                   (11.15)%           (11.30)%           (10.62)%           (15.20)%
----------------------------------------------------------------------------------------------
Since Inception(1)           4.12%              4.01%              4.28%             (0.13)%
----------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

                                                          Dow Jones U.S. Select
    Date          WisdomTree Dividend Top 100 Fund           Dividend Index
--------------------------------------------------------------------------------
 6/16/2006                    $10,000                             $10,000
 6/30/2006                    $10,182                             $10,112
 7/31/2006                    $10,509                             $10,424
 8/31/2006                    $10,700                             $10,551
 9/30/2006                    $10,912                             $10,693
10/31/2006                    $11,337                             $11,053
11/30/2006                    $11,496                             $11,261
12/31/2006                    $11,697                             $11,511
 1/31/2007                    $11,993                             $11,628
 2/28/2007                    $11,999                             $11,617
 3/31/2007                    $12,099                             $11,775
 4/30/2007                    $12,268                             $12,123
 5/31/2007                    $12,586                             $12,387
 6/30/2007                    $12,119                             $11,993
 7/31/2007                    $11,666                             $11,290
 8/31/2007                    $11,818                             $11,549
 9/30/2007                    $12,092                             $11,636
10/31/2007                    $12,256                             $11,631
11/30/2007                    $11,726                             $11,273
12/31/2007                    $11,230                             $10,917
 1/31/2008                    $11,107                             $10,966
 2/29/2008                    $10,380                             $ 9,994
 3/31/2008                    $10,252                             $ 9,977

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


6  WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund

Sector Breakdown+ as of 3/31/08++
-----------------------------------
            [PIE CHART]
Financials                    43.3%
Utilities                     12.7%
Industrials                   10.4%
Consumer Cyclical              8.5%
Consumer Non-Cyclical          8.5%
Basic Materials                5.3%
Communications                 4.0%
Technology                     3.4%
Energy                         3.1%
Other                          0.8%
-----------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.


Top Ten Holdings* as of 3/31/08
------------------------------------------------
                                        % of Net
Description                              Assets
------------------------------------------------
Windstream Corp.                           1.6%
------------------------------------------------
Allied Capital Corp.                       1.2%
------------------------------------------------
Developers Diversified
    Realty Corp.                           1.2%
------------------------------------------------
New York Community
    Bancorp, Inc.                          1.2%
------------------------------------------------
Fidelity National Title Group, Inc.
    Class A                                1.1%
------------------------------------------------
Huntington Bancshares, Inc.                1.0%
------------------------------------------------
Hospitality Properties Trust               1.0%
------------------------------------------------
CapitalSource, Inc.                        1.0%
------------------------------------------------
Microchip Technology, Inc.                 1.0%
------------------------------------------------
Citizens Communications Co.                1.0%
------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The WisdomTree MidCap Dividend Fund (DON) returned -14.47% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Energy contributed most significantly to this performance, comprising on average 1.77% of the Fund and returned 21.68% over the period. Lyondell Chemical Co. was the top performing security in the Fund. Financials contributed the least to the Fund returning -22.78% over the period and comprising on average 43.89% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

                                          Average Annual Total Return
------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                               MidCap          S&P MidCap
                      Net Asset Value     Market Price     Dividend Index      400 Index
------------------------------------------------------------------------------------------
One Year                   (14.47)%           (14.43)%          (15.88)%          (6.93)%
------------------------------------------------------------------------------------------
Since Inception(1)           0.38%              0.64%            (0.68)%           4.21%
------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

   Date          WisdomTree MidCap Dividend Fund      S&P MidCap 400 Index
--------------------------------------------------------------------------
 6/16/2006                    $10,000                        $10,000
 6/30/2006                    $10,207                        $10,336
 7/31/2006                    $10,227                        $10,041
 8/31/2006                    $10,482                        $10,156
 9/30/2006                    $10,645                        $10,224
10/31/2006                    $11,082                        $10,649
11/30/2006                    $11,398                        $10,992
12/31/2006                    $11,464                        $10,939
 1/31/2007                    $11,813                        $11,336
 2/28/2007                    $11,767                        $11,419
 3/31/2007                    $11,771                        $11,573
 4/30/2007                    $11,871                        $11,925
 5/31/2007                    $12,178                        $12,522
 6/30/2007                    $11,634                        $12,249
 7/31/2007                    $10,922                        $11,721
 8/31/2007                    $11,106                        $11,829
 9/30/2007                    $11,226                        $12,142
10/31/2007                    $11,303                        $12,462
11/30/2007                    $10,732                        $11,834
12/31/2007                    $10,392                        $11,811
 1/31/2008                    $10,187                        $11,084
 2/29/2008                     $9,677                        $10,878
 3/31/2008                     $9,645                        $10,766

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                           WisdomTree Domestic Dividend Funds  7

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund

Sector Breakdown+ as of 3/31/08++
-----------------------------------
            [PIE CHART]
Financials                    56.0%
Consumer Cyclical             10.2%
Industrials                    6.8%
Consumer Non-Cyclical          6.5%
Utilities                      5.5%
Basic Materials                5.5%
Communications                 5.4%
Technology                     1.5%
Energy                         1.0%
Diversified                    0.3%
Other                          1.3%
-----------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
---------------------------------------------
                                     % of Net
Description                           Assets
---------------------------------------------
Ares Capital Corp.                      0.8%
---------------------------------------------
Colonial Properties Trust               0.8%
---------------------------------------------
American Financial Realty Trust         0.8%
---------------------------------------------
Home Properties, Inc.                   0.8%
---------------------------------------------
MCG Capital Corp.                       0.7%
---------------------------------------------
Entertainment Properties Trust          0.7%
---------------------------------------------
Washington Real Estate
    Investment Trust                    0.7%
---------------------------------------------
Lexington Corporate Properties
    Trust                               0.7%
---------------------------------------------
Cousins Properties, Inc.                0.7%
---------------------------------------------
Healthcare Realty Trust, Inc.           0.7%
---------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The WisdomTree SmallCap Dividend Fund (DES) returned -15.93% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Materials contributed most significantly to this performance, comprising on average 5.67% of the Fund and returned 6.07% over the period. Compass Minerals International, Inc. was the top performing security in the Fund. Financials contributed the least to the Fund returning -18.35% over the period and comprising on average 50.42% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

                                          Average Annual Total Return
------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                              SmallCap        Russell 2000
                      Net Asset Value     Market Price     Dividend Index        Index
------------------------------------------------------------------------------------------
One Year                   (15.93)%           (15.69)%          (16.93)%         (12.94)%
------------------------------------------------------------------------------------------
Since Inception(1)          (0.98)%            (0.98)%           (2.02)%           0.84%
------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

    Date          WisdomTree SmallCap Dividend Fund        Russell 2000 Index
------------------------------------------------------------------------------
 6/16/2006                      $10,000                          $10,000
 6/30/2006                      $10,326                          $10,464
 7/31/2006                      $10,314                          $10,123
 8/31/2006                      $10,543                          $10,423
 9/30/2006                      $10,717                          $10,510
10/31/2006                      $11,259                          $11,115
11/30/2006                      $11,532                          $11,407
12/31/2006                      $11,645                          $11,445
 1/31/2007                      $11,799                          $11,637
 2/28/2007                      $11,624                          $11,545
 3/31/2007                      $11,688                          $11,668
 4/30/2007                      $11,417                          $11,878
 5/31/2007                      $11,753                          $12,364
 6/30/2007                      $11,407                          $12,183
 7/31/2007                      $10,460                          $11,350
 8/31/2007                      $10,862                          $11,607
 9/30/2007                      $10,773                          $11,807
10/31/2007                      $10,764                          $12,145
11/30/2007                      $10,029                          $11,273
12/31/2007                      $ 9,662                          $11,266
 1/31/2008                      $ 9,695                          $10,498
 2/29/2008                      $ 9,127                          $10,109
 3/31/2008                      $ 9,278                          $10,151

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


8  WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited)


As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 10/01/07 to 3/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                           WisdomTree Domestic Dividend Funds  9

Shareholder Expense Examples (unaudited) (concluded)

-------------------------------------------------------------------------------------------------------------------
                                                                                      Annualized
                                                                                    Expense Ratio     Expenses Paid
                                                                                     Based on the      During the
                                                  Beginning           Ending            Period          Period+
                                                Account Value     Account Value      10/01/07 to       10/01/07 to
                                                   10/01/07          3/31/08           3/31/08           3/31/08
-------------------------------------------------------------------------------------------------------------------
WisdomTree Total Dividend Fund
  Actual                                         $ 1,000.00        $   872.85            0.28%           $ 1.33
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.58            0.28%           $ 1.44
-------------------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund
  Actual                                         $ 1,000.00        $   829.74            0.38%           $ 1.76
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.08            0.38%           $ 1.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund
  Actual                                         $ 1,000.00        $   874.57            0.28%           $ 1.33
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.58            0.28%           $ 1.44
-------------------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund
  Actual                                         $ 1,000.00        $   861.57            0.38%           $ 1.79
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.08            0.38%           $ 1.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund
  Actual                                         $ 1,000.00        $   868.19            0.38%           $ 1.80
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.08            0.38%           $ 1.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund
  Actual                                         $ 1,000.00        $   876.12            0.38%           $ 1.80
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.08            0.38%           $ 1.94
-------------------------------------------------------------------------------------------------------------------

+ Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect one-half year period).


10  WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Total Dividend Fund

March 31, 2008


-----------------------------------------------------------------------------
Investments                                           Shares         Value
-----------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Advertising - 0.1%
Omnicom Group, Inc.                                    1,335      $    58,980
-----------------------------------------------------------------------------
Aerospace/Defense - 1.7%
Boeing Co. (The)                                       3,958          294,356
General Dynamics Corp.                                 1,767          147,315
Goodrich Corp.                                           593           34,103
L-3 Communications Holdings, Inc.                        417           45,595
Lockheed Martin Corp.                                  2,119          210,417
Northrop Grumman Corp.                                 2,182          169,781
Raytheon Co.                                           2,417          156,162
Rockwell Collins, Inc.                                   528           30,175
United Technologies Corp.                              5,666          389,935
                                                                  -----------
Total Aerospace/Defense                                             1,477,839
-----------------------------------------------------------------------------
Agriculture - 3.0%
Altria Group, Inc.                                    27,586          612,409
Archer-Daniels-Midland Co.                             2,503          103,023
Loews Corp.                                              802           58,185
Philip Morris International, Inc. *                   27,586        1,395,301
Reynolds American, Inc.                                4,906          289,601
Universal Corp.                                          375           24,574
UST, Inc.                                              2,256          122,997
Vector Group Ltd.                                      1,676           29,481
                                                                  -----------
Total Agriculture                                                   2,635,571
-----------------------------------------------------------------------------
Apparel - 0.3%
Cherokee, Inc.                                           432           14,545
NIKE, Inc. Class B                                     1,843          125,324
VF Corp.                                               1,207           93,555
                                                                  -----------
Total Apparel                                                         233,424
-----------------------------------------------------------------------------
Auto Manufacturers - 0.3%
General Motors Corp.(a)                                6,930          132,016
Oshkosh Truck Corp.                                      360           13,061
Paccar, Inc.                                           1,855           83,475
                                                                  -----------
Total Auto Manufacturers                                              228,552
-----------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
American Axle & Manufacturing Holdings, Inc.             685           14,043
ArvinMeritor, Inc.                                     1,361           17,026
BorgWarner, Inc.                                         400           17,212
Cooper Tire & Rubber Co.                                 791           11,841
Johnson Controls, Inc.                                 2,807           94,876
                                                                  -----------
Total Auto Parts & Equipment                                          154,998
-----------------------------------------------------------------------------
Banks - 12.7%
1st Source Corp.                                         317            6,673
AMCORE Financial, Inc.                                    79            1,608
Ameris Bancorp                                            97            1,558
Associated Banc-Corp                                   2,185           58,187
BancorpSouth, Inc.                                     1,190           27,560
BancTrust Financial Group, Inc.                          301            3,236
Bank Mutual Corp.                                        197            2,116
Bank of America Corp.                                 91,247        3,459,174
Bank of Hawaii Corp.                                     674           33,403
Bank of New York Mellon Corp. (The)                    7,634          318,567
Banner Corp.                                              47            1,083
BB&T Corp.                                            10,493          336,406
BOK Financial Corp.                                      425           22,198
Cadence Financial Corp.                                   87            1,389
Capital One Financial Corp.                              350           17,227
Capitol Bancorp Ltd.                                     460            9,724
Cathay General Bancorp                                    76            1,575
Central Pacific Financial Corp.                          754           14,213
Chemical Financial Corp.                                 555           13,231
Citizens Republic Bancorp, Inc.                        2,261           28,104
City Holding Co.                                          88            3,511
City National Corp.                                      558           27,599
Colonial BancGroup, Inc. (The)                         2,948           28,389
Columbia Banking System, Inc.                             45            1,007
Comerica, Inc.                                         3,025          106,117
Commerce Bancshares, Inc.                                613           25,764
Community Bank System, Inc.                              610           14,982
Community Trust Bancorp, Inc.                             81            2,373
Corus Bankshares, Inc.(a)                              2,162           21,036
Cullen/Frost Bankers, Inc.                               702           37,234
CVB Financial Corp.                                    1,510           15,719
East West Bancorp, Inc.                                  592           10,508
Fidelity Southern Corp.                                  130            1,093
Fifth Third Bancorp                                   11,516          240,915
First Bancorp                                             66            1,315
First Busey Corp.(a)                                     713           15,059
First Charter Corp.                                      477           12,741
First Commonwealth Financial Corp.(a)                  2,001           23,192
First Community Bancorp                                  418           11,223
First Community Bancshares, Inc.                          82            2,986
First Financial Bancorp                                1,274           17,135
First Financial Bankshares, Inc.                         383           15,695
First Financial Corp.                                     81            2,493
First Horizon National Corp.(a)                        4,214           59,038
First Merchants Corp.                                    118            3,368
First Midwest Bancorp, Inc.                              814           22,605
First State Bancorp.                                     205            2,745
FirstMerit Corp.                                       1,843           38,076
FNB Corp.                                              1,702           26,568
FNB United Corp.                                         104            1,092
Frontier Financial Corp.(a)                              918           16,230
Fulton Financial Corp.                                 3,382           41,565
GB&T Bancshares, Inc.                                    123            1,058
Glacier Bancorp, Inc.                                    782           14,991
Greene County Bancshares, Inc.                           150            2,654

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  11

WisdomTree Total Dividend Fund

March 31, 2008


--------------------------------------------------------------------------------
Investments                                             Shares          Value
--------------------------------------------------------------------------------
Hancock Holding Co.                                        434      $    18,237
Hanmi Financial Corp.                                      805            5,949
Harleysville National Corp.                                944           13,612
Heartland Financial USA, Inc.                               76            1,608
Huntington Bancshares, Inc.                              8,907           95,750
IBERIABANK Corp.                                            40            1,770
Imperial Capital Bancorp, Inc.                             187            4,043
Independent Bank Corp.                                     721            7,484
Integra Bank Corp.                                         247            4,001
International Bancshares Corp.                             975           22,016
KeyCorp                                                  8,398          184,336
M&T Bank Corp.                                           1,184           95,288
Macatawa Bank Corp.                                        551            5,736
Marshall & Ilsley Corp.                                  3,861           89,575
MB Financial, Inc.                                         450           13,851
MBT Financial Corp.                                        237            2,038
Mercantile Bank Corp.                                      202            2,085
Midwest Banc Holdings, Inc.                                266            3,399
National City Corp.                                     21,502          213,945
National Penn Bancshares, Inc.                           1,119           20,355
NBT Bancorp, Inc.                                          599           13,298
North Valley Bancorp                                       110            1,307
Northern Trust Corp.                                     1,033           68,664
Old National Bancorp                                     1,633           29,394
PAB Bankshares, Inc.                                        87            1,196
Pacific Capital Bancorp                                  1,010           21,715
Park National Corp.(a)                                     331           23,451
PNC Financial Services Group, Inc. (The)                 4,330          283,918
Prosperity Bancshares, Inc.                                 88            2,522
Provident Bankshares Corp.                                 875            9,398
Regions Financial Corp.                                 14,705          290,424
Renasant Corp.                                             175            3,938
Royal Bancshares of Pennsylvania, Inc. Class A             505            7,307
S&T Bancorp, Inc.                                          558           17,951
Seacoast Banking Corp. of Florida(a)                       556            6,088
Security Bank Corp.(a)                                     650            5,168
Simmons First National Corp. Class A                        41            1,219
South Financial Group, Inc. (The)                        1,358           20,180
State Street Corp.                                       1,451          114,629
StellarOne Corp.                                            92            1,556
Sterling Financial Corp.                                   520            8,117
SunTrust Banks, Inc.                                     5,269          290,533
Susquehanna Bancshares, Inc.                             1,258           25,625
Synovus Financial Corp.                                  3,863           42,725
Taylor Capital Group, Inc.                                 150            2,463
TCF Financial Corp.                                      2,531           45,356
Temecula Valley Bancorp, Inc.                               99              937
TrustCo Bank Corp.                                       2,111           18,767
Trustmark Corp.                                            954           21,255
U.S. Bancorp                                            29,098          941,611
UMB Financial Corp.                                        367           15,120
Umpqua Holdings Corp.(a)                                 1,380           21,404
Union Bankshares Corp.                                      77            1,491
UnionBanCal Corp.                                        1,913           93,890
United Bankshares, Inc.                                    742           19,774
United Community Banks, Inc.                               228            3,871
United Security Bancshares                                 235            3,948
Univest Corp. of Pennsylvania                              109            2,855
Valley National Bancorp                                  2,047           39,323
Vineyard National Bancorp(a)                               312            2,533
Wachovia Corp.                                          43,359        1,170,693
Webster Financial Corp.                                    826           23,021
Wells Fargo & Co.                                       45,283        1,317,735
WesBanco, Inc.                                             356            8,797
West Coast Bancorp                                         138            2,013
Westamerica Bancorp.(a)                                    442           23,249
Whitney Holding Corp.                                    1,222           30,293
Wilmington Trust Corp.                                   1,034           32,157
Wilshire Bancorp, Inc.                                     258            1,971
Zions Bancorp                                            1,267           57,712
                                                                    -----------
Total Banks                                                          11,222,948
-------------------------------------------------------------------------------
Beverages - 2.5%
Anheuser-Busch Cos., Inc.                                6,169          292,719
Brown-Forman Corp. Class A                                 404           27,973
Brown-Forman Corp. Class B                                 477           31,587
Coca-Cola Co. (The)                                     16,697        1,016,346
Coca-Cola Enterprises, Inc.                              1,358           32,864
Molson Coors Brewing Co., Class B                          679           35,695
Pepsi Bottling Group, Inc.                               1,085           36,792
PepsiAmericas, Inc.                                        753           19,224
PepsiCo, Inc.                                           10,443          753,985
                                                                    -----------
Total Beverages                                                       2,247,185
-------------------------------------------------------------------------------
Building Materials - 0.2%
Eagle Materials, Inc.                                      455           16,175
Lennox International, Inc.                                 512           18,417
Martin Marietta Materials, Inc.                            177           18,792
Masco Corp.                                              5,374          106,566
Trane, Inc.                                              1,040           47,736
                                                                    -----------
Total Building Materials                                                207,686
-------------------------------------------------------------------------------
Chemicals - 2.4%
Air Products & Chemicals, Inc.                           1,074           98,808
Airgas, Inc.                                               268           12,186
Albemarle Corp.                                            389           14,206
Ashland, Inc.                                              567           26,819
Cabot Corp.                                                593           16,604
Celanese Corp. Series A                                    277           10,817
Chemtura Corp.                                           2,725           20,002
Dow Chemical Co. (The)                                  12,778          470,869
E.I. du Pont de Nemours & Co.                           11,275          527,218

                       See Notes to Financial Statements.

12  WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

March 31, 2008


----------------------------------------------------------------------------
Investments                                          Shares         Value
----------------------------------------------------------------------------
Eastman Chemical Co.                                     797     $    49,773
Ecolab, Inc.                                             771          33,485
Ferro Corp.                                              591           8,782
FMC Corp.                                                238          13,207
Hercules, Inc.                                           647          11,834
Huntsman Corp.                                         1,360          32,028
International Flavors & Fragrances, Inc.                 524          23,082
Kronos Worldwide, Inc.                                 1,274          30,767
Lubrizol Corp.                                           488          27,089
Monsanto Co.                                           1,234         137,591
NL Industries, Inc.                                    1,233          13,464
Olin Corp.                                             1,195          23,613
PPG Industries, Inc.                                   1,669         100,991
Praxair, Inc.                                          1,438         121,123
Rohm & Haas Co.                                        1,787          96,641
RPM International, Inc.                                1,847          38,676
Sensient Technologies Corp.                              561          16,544
Sherwin-Williams Co. (The)                               904          46,140
Sigma-Aldrich Corp.                                      374          22,309
Spartech Corp.                                           114             963
UAP Holding Corp.                                        546          20,934
Valhi, Inc.                                            1,128          26,384
Valspar Corp. (The)                                      932          18,491
                                                                 -----------
Total Chemicals                                                    2,111,440
----------------------------------------------------------------------------
Coal - 0.1%
Arch Coal, Inc.                                          391          17,009
Consol Energy, Inc.                                      370          25,600
Massey Energy Co.                                         42           1,533
Peabody Energy Corp.                                     428          21,828
Penn Virginia GP Holdings LP                             556          15,056
                                                                 -----------
Total Coal                                                            81,026
----------------------------------------------------------------------------
Commercial Services - 0.5%
ABM Industries, Inc.                                     764          17,144
Advance America, Cash Advance Centers, Inc.            2,017          15,228
Corporate Executive Board Co.                            396          16,030
Deluxe Corp.                                             778          14,945
H&R Block, Inc.                                        3,486          72,370
Interactive Data Corp.                                   662          18,847
Manpower, Inc.                                           471          26,498
McKesson Corp.                                           395          20,686
Moody's Corp.                                            908          31,626
Pharmaceutical Product Development, Inc.                 495          20,741
R.R. Donnelley & Sons Co.                              2,237          67,804
Robert Half International, Inc.                        1,113          28,649
Rollins, Inc.                                            822          14,541
Service Corp. International                            1,468          14,886
Sotheby's Class A                                        511          14,773
Weight Watchers International, Inc.                      510          23,628
Western Union Co. (The)                                  690          14,676
                                                                 -----------
Total Commercial Services                                            433,072
----------------------------------------------------------------------------
Computers - 1.3%
Diebold, Inc.                                            770          28,914
Electronic Data Systems Corp.                          1,817          30,253
Hewlett-Packard Co.                                    5,288         241,450
Imation Corp.                                            613          13,940
International Business Machines Corp.                  6,982         803,907
                                                                 -----------
Total Computers                                                    1,118,464
----------------------------------------------------------------------------
Cosmetics/Personal Care - 2.0%
Alberto-Culver Co.                                       130           3,563
Avon Products, Inc.                                    2,702         106,837
Colgate-Palmolive Co.                                  3,113         242,534
Estee Lauder Cos., Inc. (The) Class A                    558          25,584
Procter & Gamble Co.                                  19,958       1,398,458
                                                                 -----------
Total Cosmetics/Personal Care                                      1,776,976
----------------------------------------------------------------------------
Distribution/Wholesale - 0.2%
Fastenal Co.                                             732          33,621
Genuine Parts Co.                                      1,717          69,058
Owens & Minor, Inc.                                      368          14,477
Pool Corp.                                                96           1,813
W.W. Grainger, Inc.                                      483          36,896
Watsco, Inc.                                             445          18,432
                                                                 -----------
Total Distribution/Wholesale                                         174,297
----------------------------------------------------------------------------
Diversified Financial Services - 7.6%
Advanta Corp. Class A                                  1,019           6,094
Advanta Corp. Class B                                  1,466          10,306
American Express Co.                                   5,096         222,797
Ameriprise Financial, Inc.                               816          42,310
Bear Stearns Co., Inc. (The)                             555           5,822
BlackRock, Inc.                                          525         107,195
Charles Schwab Corp. (The)                             3,227          60,764
CIT Group, Inc.                                        2,896          34,318
Citigroup, Inc.                                      119,046       2,549,964
CME Group, Inc.                                           91          42,688
Cohen & Steers, Inc.(a)                                  546          14,464
Countrywide Financial Corp.                           13,300          73,150
Discover Financial Services                            2,507          41,040
Eaton Vance Corp.                                        631          19,252
Evercore Partners, Inc., Class A                         154           2,734
Federal National Mortgage Association                 17,863         470,153
Federated Investors, Inc. Class B                        791          30,976
Franklin Resources, Inc.                                 383          37,147
Freddie Mac                                            6,754         171,011
Goldman Sachs Group, Inc.                                864         142,897
Greenhill & Co., Inc.(a)                                 257          17,877
Jefferies Group, Inc.                                  1,061          17,114
JPMorgan Chase & Co.                                  38,635       1,659,372
Legg Mason, Inc.                                         620          34,708
Lehman Brothers Holdings, Inc.                         1,784          67,150
Merrill Lynch & Co., Inc.                              7,141         290,924

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  13

WisdomTree Total Dividend Fund

March 31, 2008


-------------------------------------------------------------------------
Investments                                       Shares         Value
-------------------------------------------------------------------------
Morgan Stanley                                     7,470      $   341,379
National Financial Partners Corp.(a)                 379            8,516
Nelnet, Inc., Class A                                308            3,619
Nymex Holdings, Inc.                                  94            8,519
NYSE Euronext                                      1,104           68,128
Raymond James Financial, Inc.                        692           15,902
Student Loan Corp. (The)                             311           30,758
SWS Group, Inc.                                      344            4,207
T. Rowe Price Group, Inc.                          1,013           50,650
Waddell & Reed Financial, Inc. Class A               689           22,138
                                                              -----------
Total Diversified Financial Services                            6,726,043
-------------------------------------------------------------------------
Electric - 5.1%
ALLETE, Inc.                                         528           20,391
Alliant Energy Corp.                               1,243           43,517
Ameren Corp.                                       3,169          139,563
American Electric Power Co., Inc.                  4,595          191,290
Avista Corp.                                         729           14,259
Black Hills Corp.                                    517           18,498
CenterPoint Energy, Inc.                           4,226           60,305
CH Energy Group, Inc.                                373           14,510
Cleco Corp.                                          835           18,520
CMS Energy Corp.                                     944           12,782
Consolidated Edison, Inc.                          4,324          171,663
Constellation Energy Group, Inc.                     809           71,410
Dominion Resources, Inc.                           6,182          252,473
DPL, Inc.                                          1,242           31,845
DTE Energy Co.                                     2,453           95,397
Duke Energy Corp.                                 18,254          325,834
Edison International                               2,250          110,295
Empire District Electric Co. (The)                   802           16,241
Energy East Corp.                                  2,487           59,986
Entergy Corp.                                      1,611          175,728
Exelon Corp.                                       4,428          359,864
FirstEnergy Corp.                                  2,697          185,068
FPL Group, Inc.                                    3,115          195,435
Great Plains Energy, Inc.                          1,717           42,324
Hawaiian Electric Industries, Inc.                 1,604           38,287
IDACORP, Inc.                                        650           20,872
Integrys Energy Group, Inc.                        1,389           64,783
ITC Holdings Corp.                                   340           17,700
MDU Resources Group, Inc.                          1,445           35,475
MGE Energy, Inc.                                     449           15,293
Northeast Utilities                                1,467           36,000
NorthWestern Corp.                                   755           18,399
NSTAR                                              1,485           45,189
OGE Energy Corp.                                   1,351           42,111
Otter Tail Corp.                                     497           17,589
Pepco Holdings, Inc.                               2,543           62,863
PG&E Corp.                                         3,610          132,920
Pinnacle West Capital Corp.                        1,767           61,986
PNM Resources, Inc.                                1,313           16,373
Portland General Electric Co.                        942           21,242
PPL Corp.                                          2,567          117,877
Progress Energy, Inc.                              4,307          179,602
Public Service Enterprise Group, Inc.              3,942          158,429
Puget Energy, Inc.                                 1,555           40,228
SCANA Corp.                                        1,628           59,552
Sierra Pacific Resources                           1,586           20,031
Southern Co.                                      10,340          368,208
TECO Energy, Inc.                                  3,337           53,225
UIL Holdings Corp.                                   561           16,903
UniSource Energy Corp.                               492           10,952
Westar Energy, Inc.                                1,577           35,908
Wisconsin Energy Corp.                               824           36,248
Xcel Energy, Inc.                                  5,619          112,099
                                                              -----------
Total Electric                                                  4,483,542
-------------------------------------------------------------------------
Electrical Components & Equipment - 0.4%
Ametek, Inc.                                         320           14,051
Emerson Electric Co.                               5,600          288,177
Hubbell, Inc. Class B                                518           22,631
Molex, Inc.                                          764           17,694
Molex, Inc. Class A                                  680           14,865
                                                              -----------
Total Electrical Components & Equipment                           357,418
-------------------------------------------------------------------------
Electronics - 0.1%
Applera Corp.                                        421           13,834
AVX Corp.                                          1,093           14,001
Brady Corp. Class A                                  439           14,676
Gentex Corp.                                       1,332           22,843
Jabil Circuit, Inc.                                1,534           14,512
National Instruments Corp.                           492           12,861
PerkinElmer, Inc.                                    591           14,332
                                                              -----------
Total Electronics                                                 107,059
-------------------------------------------------------------------------
Engineering & Construction - 0.0%
Fluor Corp.                                          202           28,514
-------------------------------------------------------------------------
Entertainment - 0.1%
International Game Technology                      1,431           57,540
Regal Entertainment Group Class A                  2,957           57,041
Warner Music Group Corp.(a)                        4,433           22,076
                                                              -----------
Total Entertainment                                               136,657
-------------------------------------------------------------------------
Environmental Control - 0.2%
Mine Safety Appliances Co.                           323           13,304
Republic Services, Inc.                            1,441           42,135
Waste Management, Inc.                             4,922          165,183
                                                              -----------
Total Environmental Control                                       220,622
-------------------------------------------------------------------------
Food - 2.3%
B&G Foods, Inc. Class A                            1,277           14,047
Campbell Soup Co.                                  3,133          106,365

                       See Notes to Financial Statements.

14  WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

March 31, 2008


---------------------------------------------------------------------
Investments                                   Shares         Value
---------------------------------------------------------------------
ConAgra Foods, Inc.                            5,165      $   123,702
Corn Products International, Inc.                429           15,933
Del Monte Foods Co.                            1,839           17,526
Flowers Foods, Inc.                              840           20,790
General Mills, Inc.                            2,942          176,167
H.J. Heinz Co. Ltd.                            3,488          163,831
Hershey Co. (The)                              1,721           64,830
Hormel Foods Corp.                               947           39,452
J.M. Smucker Co. (The)                           573           29,000
Kellogg Co.                                    3,025          158,994
Kraft Foods, Inc. Class A                     16,612          515,139
Kroger Co. (The)                               2,500           63,500
McCormick & Co., Inc.                            989           36,563
Ruddick Corp.                                    350           12,901
Safeway, Inc.                                  1,269           37,245
Sara Lee Corp.                                 6,296           88,018
SUPERVALU, Inc.                                1,282           38,434
SYSCO Corp.                                    5,657          164,166
Tyson Foods, Inc. Class A                      1,367           21,804
Weis Markets, Inc.                               368           12,685
Whole Foods Market, Inc.(a)                      993           32,739
Wm. Wrigley Jr. Co.                            1,388           87,222
                                                          -----------
Total Food                                                  2,041,053
---------------------------------------------------------------------
Forest Products & Paper - 0.6%
International Paper Co.                        4,358          118,538
Louisiana-Pacific Corp.                        1,594           14,633
MeadWestvaco Corp.                             1,841           50,112
Plum Creek Timber Co., Inc.                    2,020           82,214
Potlatch Corp.                                   606           25,010
Rayonier, Inc.                                 1,118           48,566
Temple-Inland, Inc.                            1,025           13,038
Weyerhaeuser Co.                               2,357          153,298
Xerium Technologies, Inc.                        552              712
                                                          -----------
Total Forest Products & Paper                                 506,121
---------------------------------------------------------------------
Gas - 0.6%
AGL Resources, Inc.                            1,220           41,870
Atmos Energy Corp.                             1,650           42,075
Energen Corp.                                    153            9,532
Laclede Group, Inc. (The)                        427           15,214
New Jersey Resources Corp.                       577           17,916
Nicor, Inc.                                      785           26,305
NiSource, Inc.                                 4,759           82,046
Northwest Natural Gas Co.                        370           16,073
Piedmont Natural Gas Co., Inc.                 1,104           28,991
Sempra Energy                                  1,679           89,458
South Jersey Industries, Inc.                    437           15,343
Southern Union Co.                               957           22,269
Southwest Gas Corp.                              647           18,090
UGI Corp.                                      1,122           27,960
Vectren Corp.                                  1,265           33,940
WGL Holdings, Inc.                               838           26,866
                                                          -----------
Total Gas                                                     513,948
---------------------------------------------------------------------
Hand/Machine Tools - 0.2%
Baldor Electric Co.                              500           14,000
Black & Decker Corp. (The)                       485           32,059
Kennametal, Inc.                                 587           17,275
Lincoln Electric Holdings, Inc.                  298           19,218
Snap-On, Inc.                                    544           27,662
Stanley Works (The)                              745           35,477
                                                          -----------
Total Hand/Machine Tools                                      145,691
---------------------------------------------------------------------
Healthcare-Products - 2.4%
Baxter International, Inc.                     3,117          180,225
Beckman Coulter, Inc.                            264           17,041
Becton Dickinson & Co.                         1,156           99,243
C.R. Bard, Inc.                                  283           27,281
DENTSPLY International, Inc.                     307           11,850
Hillenbrand Industries, Inc.*                    552           26,386
Johnson & Johnson                             23,566        1,528,726
Medtronic, Inc.                                3,813          184,435
Mentor Corp.                                     411           10,571
Stryker Corp.                                    433           28,167
                                                          -----------
Total Healthcare-Products                                   2,113,925
---------------------------------------------------------------------
Healthcare-Services - 0.1%
Brookdale Senior Living, Inc.                  2,287           54,659
Quest Diagnostics, Inc.                          578           26,166
UnitedHealth Group, Inc.                         224            7,697
                                                          -----------
Total Healthcare-Services                                      88,522
---------------------------------------------------------------------
Holding Companies-Diversified - 0.0%
Compass Diversified Holdings                   1,185           15,583
Leucadia National Corp.                          453           20,484
                                                          -----------
Total Holding Companies-Diversified                            36,067
---------------------------------------------------------------------
Home Builders - 0.2%
Centex Corp.                                     462           11,185
D.R. Horton, Inc.                              5,128           80,765
KB Home(a)                                     1,518           37,540
Lennar Corp. Class A                           1,832           34,460
Lennar Corp. Class B                             218            3,761
MDC Holdings, Inc.                               501           21,939
Pulte Homes, Inc.                              1,530           22,262
Ryland Group, Inc. (The)                         376           12,367
                                                          -----------
Total Home Builders                                           224,279
---------------------------------------------------------------------
Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.                      553           15,722
Furniture Brands International, Inc.           1,390           16,263
La-Z-Boy, Inc.                                 1,511           12,602
Sealy Corp.                                    1,114            8,466

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  15

WisdomTree Total Dividend Fund

March 31, 2008


------------------------------------------------------------------------------
Investments                                            Shares         Value
------------------------------------------------------------------------------
Whirlpool Corp.                                           613      $    53,196
                                                                   -----------
Total Home Furnishings                                                 106,249
------------------------------------------------------------------------------
Household Products/Wares - 0.6%
Avery Dennison Corp.                                    1,262           62,154
Blyth, Inc.                                               566           11,162
Church & Dwight Co., Inc.                                  41            2,224
Clorox Co. (The)                                        1,199           67,911
Fortune Brands, Inc.                                    1,151           79,995
Kimberly-Clark Corp.                                    4,384          282,986
Scotts Miracle-Gro Co. (The) Class A                      399           12,936
Tupperware Brands Corp.                                   662           25,606
                                                                   -----------
Total Household Products/Wares                                         544,974
------------------------------------------------------------------------------
Housewares - 0.1%
Newell Rubbermaid, Inc.                                 3,089           70,645
------------------------------------------------------------------------------
Insurance - 3.6%
Alfa Corp.                                                872           19,167
Allstate Corp. (The)                                    5,818          279,612
AMBAC Financial Group, Inc.                             1,316            7,567
American Family Life Assurance Co., Inc.                2,073          134,641
American Financial Group, Inc.                            906           23,157
American International Group, Inc.                     11,166          482,929
American National Insurance Co.                           281           29,983
AON Corp.                                               1,261           50,692
Arthur J. Gallagher & Co.                               1,686           39,823
Assurant, Inc.                                            373           22,701
Brown & Brown, Inc.                                       713           12,392
Chubb Corp. (The)                                       2,741          135,625
Cincinnati Financial Corp.                              2,150           81,786
CNA Financial Corp.                                     1,733           44,694
Commerce Group, Inc.                                      862           31,084
Erie Indemnity Co. Class A                                661           33,837
Fidelity National Title Group, Inc. Class A             6,075          111,355
First American Corp.                                      996           33,804
Genworth Financial, Inc. Class A                        2,469           55,898
Harleysville Group, Inc.                                  434           15,663
Hartford Financial Services Group, Inc. (The)           2,379          180,257
HCC Insurance Holdings, Inc.                              770           17,471
LandAmerica Financial Group, Inc.                          98            3,868
Lincoln National Corp.                                  2,519          130,988
Loews Corp.                                               952           38,289
Marsh & McLennan Cos., Inc.                             5,412          131,782
Mercury General Corp.                                     844           37,398
Metlife, Inc.                                           2,795          168,427
MGIC Investment Corp.(a)                                  237            2,496
Nationwide Financial Services, Inc. Class A               492           23,262
Old Republic International Corp.                        3,783           48,839
PMI Group, Inc. (The)                                     923            5,372
Principal Financial Group, Inc.                         1,222           68,090
Progressive Corp. (The)                                   611            9,819
Protective Life Corp.                                     664           26,932
Prudential Financial, Inc.                              1,831          143,276
Radian Group, Inc.                                        543            3,568
Safeco Corp.                                              976           42,827
Safety Insurance Group, Inc.                              403           13,754
Selective Insurance Group, Inc.                           700           16,716
StanCorp Financial Group, Inc.                            353           16,842
State Auto Financial Corp.                                545           15,876
Torchmark Corp.                                           318           19,115
Transatlantic Holdings, Inc.                              255           16,919
Travelers Cos., Inc. (The)                              4,729          226,282
Unitrin, Inc.                                           1,016           35,905
Unum Group                                              1,721           37,879
W.R. Berkley Corp.                                        574           15,894
Zenith National Insurance Corp.                           795           28,509
                                                                   -----------
Total Insurance                                                      3,173,062
------------------------------------------------------------------------------
Internet - 0.0%
United Online, Inc.                                     1,738           18,353
------------------------------------------------------------------------------
Investment Companies - 0.7%
Allied Capital Corp.(a)                                 6,322          116,515
American Capital Strategies Ltd.(a)                     7,330          250,394
Apollo Investment Corp.                                 5,149           81,509
Ares Capital Corp.                                      3,047           38,301
BlackRock Kelso Capital Corp.(a)                        2,459           29,360
Gladstone Capital Corp.                                   741           13,864
Hercules Technology Growth Capital, Inc.                1,370           14,878
Kohlberg Capital Corp.                                  1,105           11,470
MCG Capital Corp.                                       3,846           34,960
Medallion Financial Corp.                                 101              913
NGP Capital Resources Co.                                 798           13,103
Patriot Capital Funding, Inc.                           1,373           14,375
Prospect Capital Corp.(a)                               1,233           18,766
TICC Capital Corp.                                      1,497           11,257
                                                                   -----------
Total Investment Companies                                             649,665
------------------------------------------------------------------------------
Iron/Steel - 0.2%
Allegheny Technologies, Inc.                              316           22,550
Carpenter Technology Corp.                                208           11,642
Cleveland-Cliffs, Inc.                                     33            3,954
Mesabi Trust                                              647           16,440
Nucor Corp.                                               850           57,579
Reliance Steel & Aluminum Co.                             255           15,264
Steel Dynamics, Inc.                                      714           23,591
United States Steel Corp.                                 343           43,516
                                                                   -----------
Total Iron/Steel                                                       194,536
------------------------------------------------------------------------------
Leisure Time - 0.1%
Brunswick Corp.                                         1,133           18,094

                       See Notes to Financial Statements.

16  WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

March 31, 2008


-----------------------------------------------------------------------------
Investments                                           Shares         Value
-----------------------------------------------------------------------------
Harley-Davidson, Inc.                                   2,147     $    80,512
Polaris Industries, Inc.(a)                               453          18,578
                                                                  -----------
Total Leisure Time                                                    117,184
-----------------------------------------------------------------------------
Lodging - 0.2%
Ameristar Casinos, Inc.                                    67           1,223
Boyd Gaming Corp.                                         621          12,420
Choice Hotels International, Inc.                         599          20,432
Marriott International, Inc. Class A                    1,062          36,490
Starwood Hotels & Resorts Worldwide, Inc.               1,227          63,498
Wyndham Worldwide Corp.                                   558          11,539
                                                                  -----------
Total Lodging                                                         145,602
-----------------------------------------------------------------------------
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.                                       4,374         342,441
Joy Global, Inc.                                          396          25,803
                                                                  -----------
Total Machinery-Construction & Mining                                 368,244
-----------------------------------------------------------------------------
Machinery-Diversified - 0.4%
Applied Industrial Technologies, Inc.                     505          15,094
Briggs & Stratton Corp.                                   905          16,200
Cummins, Inc.                                             694          32,493
Deere & Co.                                             1,862         149,780
Flowserve Corp.                                           180          18,788
Graco, Inc.                                               537          19,472
IDEX Corp.                                                534          16,388
Nordson Corp.                                             264          14,216
Rockwell Automation, Inc.                                 948          54,435
Sauer-Danfoss, Inc.                                       680          15,055
                                                                  -----------
Total Machinery-Diversified                                           351,921
-----------------------------------------------------------------------------
Media - 1.4%
Belo Corp. Class A                                      1,258          13,297
CBS Corp. Class A                                         897          19,824
CBS Corp. Class B                                       7,790         172,003
Clear Channel Communications, Inc.                      3,577         104,520
E.W. Scripps Co. (The) Class A                            607          25,500
Entercom Communications Corp.                           1,299          12,899
Gannett Co., Inc.                                       3,575         103,854
GateHouse Media, Inc.(a)                                4,111          24,008
Lee Enterprises, Inc.                                   1,142          11,431
McClatchy Co. Class A(a)                                1,426          15,258
McGraw-Hill Cos., Inc. (The)                            1,935          71,498
Meredith Corp.                                            249           9,524
New York Times Co. (The) Class A(a)                     2,900          54,752
News Corp. Class A                                      4,155          77,906
News Corp. Class B                                      1,657          31,549
Sinclair Broadcast Group, Inc. Class A                  1,614          14,381
Time Warner, Inc.                                      17,701         248,169
Walt Disney Co. (The)                                   6,494         203,782
Washington Post Co. (The) Class B                          32          21,168
                                                                  -----------
Total Media                                                         1,235,323
-----------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.1%
Commercial Metals Co.                                     649          19,451
Quanex Corp.                                               36           1,863
Timken Co. (The)                                          895          26,598
Worthington Industries, Inc.(a)                         1,124          18,962
                                                                  -----------
Total Metal Fabricate/Hardware                                         66,874
-----------------------------------------------------------------------------
Mining - 1.5%
Alcoa, Inc.                                             5,442         196,239
Compass Minerals International, Inc.                      394          23,238
Freeport-McMoRan Copper & Gold, Inc. Class B            1,699         163,478
Newmont Mining Corp.                                    1,262          57,169
Southern Copper Corp.                                   7,670         796,375
Titanium Metals Corp.                                     761          11,453
Vulcan Materials Co.                                      729          48,406
                                                                  -----------
Total Mining                                                        1,296,358
-----------------------------------------------------------------------------
Miscellaneous Manufacturing - 6.0%
3M Co.                                                  5,526         437,383
Acuity Brands, Inc.                                       382          16,407
AptarGroup, Inc.                                          363          14,132
Barnes Group, Inc.                                        533          12,232
Carlisle Cos., Inc.                                       482          16,118
Crane Co.                                                 425          17,149
Danaher Corp.                                             120           9,124
Donaldson Co., Inc.                                       345          13,897
Dover Corp.                                             1,277          53,353
Eastman Kodak Co.                                       2,259          39,917
Eaton Corp.                                             1,006          80,148
General Electric Co.                                  101,540       3,757,995
Harsco Corp.                                              455          25,198
Honeywell International, Inc.                           4,194         236,625
Illinois Tool Works, Inc.                               3,783         182,454
ITT Industries, Inc.                                      593          30,723
Lancaster Colony Corp.                                    424          16,943
Leggett & Platt, Inc.                                   3,037          46,314
Pall Corp.                                                667          23,392
Parker Hannifin Corp.                                     666          46,134
Pentair, Inc.                                             788          25,137
Reddy Ice Holdings, Inc.                                  680           8,860
Roper Industries, Inc.                                    212          12,601
SPX Corp.                                                 228          23,917
Teleflex, Inc.                                            374          17,844
Textron, Inc.                                           1,172          64,952
Trinity Industries, Inc.                                  612          16,310
                                                                  -----------
Total Miscellaneous Manufacturing                                   5,245,259
-----------------------------------------------------------------------------
Office Furnishings - 0.0%
Herman Miller, Inc.                                       564          13,857
HNI Corp.                                                 531          14,279
Steelcase, Inc. Class A                                 1,560          17,254
                                                                  -----------
Total Office Furnishings                                               45,390
-----------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  17

WisdomTree Total Dividend Fund

March 31, 2008


------------------------------------------------------------------------------
Investments                                            Shares        Value
------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
Pitney Bowes, Inc.                                       2,780     $    97,356
Xerox Corp.                                              3,263          48,847
                                                                   -----------
Total Office/Business Equipment                                        146,203
------------------------------------------------------------------------------
Oil & Gas - 6.8%
Anadarko Petroleum Corp.                                 1,009          63,597
Apache Corp.                                               659          79,620
Chesapeake Energy Corp.                                  1,344          62,026
Chevron Corp.                                           17,901       1,528,029
ConocoPhillips                                          10,548         803,863
Crosstex Energy, Inc.                                      508          17,247
Devon Energy Corp.                                         964         100,574
Diamond Offshore Drilling, Inc.                            174          20,254
EOG Resources, Inc.                                        396          47,520
Exxon Mobil Corp.                                       27,591       2,333,647
Hess Corp.                                                 516          45,501
Holly Corp.                                                332          14,412
Marathon Oil Corp.                                       4,033         183,905
Murphy Oil Corp.                                           589          48,380
Noble Energy, Inc.                                         374          27,227
Occidental Petroleum Corp.                               3,812         278,924
Patterson-UTI Energy, Inc.                               1,576          41,260
Pioneer Natural Resources Co.                              346          16,996
Rowan Cos., Inc.                                           558          22,978
Sunoco, Inc.                                               786          41,241
Tesoro Corp.                                               511          15,330
Valero Energy Corp.                                      1,449          71,160
XTO Energy, Inc.                                         1,517          93,842
                                                                   -----------
Total Oil & Gas                                                      5,957,533
------------------------------------------------------------------------------
Oil & Gas Services - 0.3%
Baker Hughes, Inc.                                         765          52,403
BJ Services Co.                                          1,195          34,069
Halliburton Co.                                          3,039         119,524
RPC, Inc.                                                  239           3,630
Smith International, Inc.                                  360          23,123
Tidewater, Inc.                                            365          20,115
                                                                   -----------
Total Oil & Gas Services                                               252,864
------------------------------------------------------------------------------
Packaging & Containers - 0.2%
Ball Corp.                                                 337          15,482
Bemis Co.                                                1,152          29,295
Greif, Inc. Class A                                        225          15,284
Packaging Corp. of America                               1,613          36,018
Sealed Air Corp.                                         1,080          27,270
Silgan Holdings, Inc.                                      213          10,571
Sonoco Products Co.                                      1,276          36,533
                                                                   -----------
Total Packaging & Containers                                           170,453
------------------------------------------------------------------------------
Pharmaceuticals - 6.3%
Abbott Laboratories                                     11,838         652,866
Allergan, Inc.                                             357          20,131
AmerisourceBergen Corp.                                    487          19,957
Bristol-Myers Squibb Co.                                26,277         559,700
Cardinal Health, Inc.                                    1,020          53,560
Eli Lilly & Co.                                         12,286         633,835
Merck & Co., Inc.                                       18,645         707,578
Perrigo Co.                                                 64           2,415
Pfizer, Inc.                                           113,813       2,382,106
Schering-Plough Corp.                                    5,094          73,405
Wyeth                                                   10,670         445,579
                                                                   -----------
Total Pharmaceuticals                                                5,551,132
------------------------------------------------------------------------------
Pipelines - 0.5%
El Paso Corp.                                            2,045          34,029
Equitable Resources, Inc.                                  638          37,578
National Fuel Gas Co.                                      655          30,923
ONEOK, Inc.                                              1,170          52,217
Questar Corp.                                              526          29,751
Spectra Energy Corp.                                     7,305         166,188
Williams Cos., Inc. (The)                                2,114          69,720
                                                                   -----------
Total Pipelines                                                        420,406
------------------------------------------------------------------------------
Real Estate - 0.0%
Forest City Enterprises, Inc. Class A                      153           5,630
Jones Lang LaSalle, Inc.                                   189          14,618
                                                                   -----------
Total Real Estate                                                       20,248
------------------------------------------------------------------------------
REITS - 5.3%
Acadia Realty Trust                                        391           9,443
Agree Realty Corp.                                          59           1,620
Alexandria Real Estate Equities, Inc.                      337          31,247
AMB Property Corp.                                       1,117          60,787
American Campus Communities, Inc.                          561          15,349
American Financial Realty Trust                          4,532          35,984
Apartment Investment & Management Co. Class A            2,087          74,735
Ashford Hospitality Trust, Inc.                          4,933          28,019
Associated Estates Realty Corp.                            114           1,304
AvalonBay Communities, Inc.                                912          88,026
BioMed Realty Trust, Inc.                                1,314          31,391
Boston Properties, Inc.                                  1,088         100,172
Brandywine Realty Trust                                  2,838          48,132
BRE Properties, Inc.                                       887          40,412
BRT Realty Trust(a)                                        990          13,870
Camden Property Trust                                    1,047          52,559
CapitalSource, Inc.                                     10,515         101,680
CapLease, Inc.                                           1,662          12,914
CBL & Associates Properties, Inc.                        1,746          41,083
Cedar Shopping Centers, Inc.                             1,441          16,831
Cogdell Spencer, Inc.                                       98           1,541
Colonial Properties Trust                                1,676          40,308
Corporate Office Properties Trust                          680          22,855
Cousins Properties, Inc.(a)                              1,235          30,517

                       See Notes to Financial Statements.

18  WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

March 31, 2008


--------------------------------------------------------------------------
Investments                                        Shares         Value
--------------------------------------------------------------------------
DCT Industrial Trust, Inc.                          3,479      $    34,651
Deerfield Capital Corp.                               158              222
Developers Diversified Realty Corp.                 2,611          109,349
DiamondRock Hospitality Co.                         1,909           24,187
Digital Realty Trust, Inc.                            779           27,655
Douglas Emmett, Inc.                                1,053           23,229
Duke Realty Corp.                                   3,652           83,302
EastGroup Properties, Inc.                            368           17,097
Education Realty Trust, Inc.                          451            5,669
Entertainment Properties Trust                        611           30,141
Equity One, Inc.                                    1,375           32,959
Equity Residential                                  4,531          187,990
Essex Property Trust, Inc.                            309           35,220
Extra Space Storage, Inc.                           1,767           28,608
Federal Realty Investment Trust                       544           42,405
FelCor Lodging Trust, Inc.                          1,611           19,380
First Industrial Realty Trust, Inc.(a)              1,212           37,439
First Potomac Realty Trust                            758           11,650
Franklin Street Properties Corp.                    1,918           27,466
General Growth Properties, Inc.                     3,789          144,625
Getty Realty Corp.                                    627            9,988
Glimcher Realty Trust                               1,383           16,541
GMH Communities Trust                               2,303           19,990
HCP, Inc.                                           4,013          135,680
Health Care REIT, Inc.                              1,631           73,607
Healthcare Realty Trust, Inc.                       1,165           30,465
Hersha Hospitality Trust                            1,261           11,387
Highwoods Properties, Inc.                          1,149           35,699
Home Properties, Inc.                                 724           34,745
Hospitality Properties Trust                        2,797           95,154
Host Hotels & Resorts, Inc.                         7,607          121,103
HRPT Properties Trust                               9,289           62,515
Inland Real Estate Corp.                            1,611           24,503
Investors Real Estate Trust                         1,518           14,846
iStar Financial, Inc.                               5,632           79,017
Kilroy Realty Corp.                                   476           23,376
Kimco Realty Corp.                                  3,565          139,641
Kite Realty Group Trust                               723           10,122
LaSalle Hotel Properties                              797           22,898
Lexington Corporate Properties Trust                1,902           27,408
Liberty Property Trust                              2,540           79,019
LTC Properties, Inc.                                  608           15,632
Macerich Co. (The)                                    999           70,200
Mack-Cali Realty Corp.                              1,715           61,243
Maguire Properties, Inc.                            1,076           15,398
Medical Properties Trust, Inc.                      2,045           23,149
Mid-America Apartment Communities, Inc.               483           24,073
Mission West Properties, Inc.                         410            3,875
National Health Investors, Inc.                       762           23,813
National Retail Properties, Inc.                    1,504           33,163
Nationwide Health Properties, Inc.                  1,714           57,848
Omega Healthcare Investors, Inc.                    1,851           32,133
One Liberty Properties, Inc.                          223            3,588
Parkway Properties, Inc.                              441           16,299
Pennsylvania Real Estate Investment Trust             939           22,902
PMC Commercial Trust                                  375            2,644
Post Properties, Inc.                                 797           30,780
ProLogis                                            2,477          145,795
PS Business Parks, Inc.                               286           14,843
Public Storage, Inc.                                1,443          127,879
Public Storage, Inc. Class A                          147            3,691
Ramco-Gershenson Properties Trust                     741           15,643
Realty Income Corp.                                 1,996           51,138
Regency Centers Corp.                                 930           60,227
Resource Capital Corp.                              1,921           14,542
Saul Centers, Inc.                                    254           12,761
Senior Housing Properties Trust                     1,964           46,547
Simon Property Group, Inc.                          2,742          254,758
SL Green Realty Corp.                                 622           50,674
Sovran Self Storage, Inc.                             472           20,159
Strategic Hotels & Resorts, Inc.                    1,437           18,868
Sun Communities, Inc.                                 728           14,924
Sunstone Hotel Investors, Inc.                      1,354           21,678
Supertel Hospitality, Inc.                            190            1,007
Tanger Factory Outlet Centers, Inc.                   398           15,311
Taubman Centers, Inc.                                 488           25,425
UDR, Inc.                                           2,703           66,278
Universal Health Realty Income Trust                  375           12,488
Urstadt Biddle Properties, Inc. Class A               130            2,045
U-Store-It Trust                                    2,601           29,469
Ventas, Inc.                                        1,981           88,967
Vornado Realty Trust                                2,070          178,454
Washington Real Estate Investment Trust               897           29,978
Weingarten Realty Investors                         1,602           55,173
Winthrop Realty Trust                               1,306            5,381
                                                               -----------
Total REITS                                                      4,712,570
--------------------------------------------------------------------------
Retail - 4.7%
Abercrombie & Fitch Co.                               308           22,527
Advance Auto Parts, Inc.                              342           11,645
American Eagle Outfitters, Inc.                     1,530           26,790
Asbury Automotive Group, Inc.                         926           12,742
Barnes & Noble, Inc.                                  473           14,497
Bebe Stores, Inc.                                     147            1,580
Best Buy Co., Inc.                                  1,508           62,522
Bob Evans Farms, Inc.                                  56            1,545
Brinker International, Inc.                           998           18,513
Buckle, Inc. (The)                                    380           16,997
Burger King Holdings, Inc.                            627           17,343
Cato Corp. (The) Class A                              153            2,286
Circuit City Stores, Inc.(a)                        2,106            8,382

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  19

WisdomTree Total Dividend Fund

March 31, 2008


-----------------------------------------------------------------------------
Investments                                           Shares        Value
-----------------------------------------------------------------------------
Costco Wholesale Corp.                                 1,288      $    83,681
CVS Corp.                                              3,030          122,745
Darden Restaurants, Inc.                               1,028           33,461
Family Dollar Stores, Inc.                             1,201           23,420
Foot Locker, Inc.                                      2,365           27,836
Gap, Inc. (The)                                        4,292           84,467
Guess ?, Inc.                                            350           14,165
Home Depot, Inc. (The)                                19,013          531,794
IHOP Corp.                                                56            2,682
J.C. Penney Co., Inc.                                  1,476           55,660
Jones Apparel Group, Inc.                              1,119           15,017
Limited Brands, Inc.                                   3,874           66,245
Lowe's Cos., Inc.                                      6,554          150,349
Macy's, Inc.                                           2,714           62,585
McDonald's Corp.                                      10,194          568,519
MSC Industrial Direct Co. Class A                        402           16,985
Nordstrom, Inc.                                        1,462           47,661
Nu Skin Enterprises, Inc. Class A                        789           14,218
OfficeMax, Inc.                                          869           16,633
Penske Auto Group, Inc.                                  830           16,152
RadioShack Corp.                                         929           15,096
Ross Stores, Inc.                                        699           20,942
Ruby Tuesday, Inc.                                     1,218            9,135
Sonic Automotive, Inc. Class A                           101            2,076
Staples, Inc.                                          2,947           65,158
Talbots, Inc.(a)                                         977           10,532
Target Corp.                                           2,888          146,364
Tiffany & Co.                                            662           27,698
TJX Cos., Inc.                                         1,852           61,246
Triarc Cos., Inc. Class B                              1,487           10,275
Walgreen Co.                                           3,572          136,057
Wal-Mart Stores, Inc.                                 24,711        1,301,776
Wendy's International, Inc.                              738           17,018
Williams-Sonoma, Inc.                                    709           17,186
Yum! Brands, Inc.                                      2,910          108,281
                                                                  -----------
Total Retail                                                        4,120,484
-----------------------------------------------------------------------------
Savings & Loans - 1.1%
Astoria Financial Corp.                                1,596           43,347
BankAtlantic Bancorp, Inc. Class A                     1,030            4,027
Brookline Bancorp, Inc.                                  251            2,881
Capitol Federal Financial                              1,643           61,580
Citizens First Bancorp, Inc.                             173            1,860
Dime Community Bancshares                                228            3,985
Downey Financial Corp.(a)                                284            5,220
First Financial Holdings, Inc.                            48            1,126
First Niagara Financial Group, Inc.                    2,086           28,349
First Place Financial Corp.                              339            4,407
Hudson City Bancorp, Inc.                              4,252           75,175
New York Community Bancorp, Inc.                       6,160          112,235
NewAlliance Bancshares, Inc.                           1,213           14,871
Northwest Bancorp, Inc.                                  718           19,623
People's United Financial, Inc.                        3,497           60,533
Provident Financial Holdings, Inc.                       130            2,085
Provident Financial Services, Inc.                       918           12,981
United Community Financial Corp.                       1,048            6,498
Washington Federal, Inc.                               1,336           30,514
Washington Mutual, Inc.(a)                            45,356          467,168
Willow Grove Bancorp, Inc.                               179            1,323
                                                                  -----------
Total Savings & Loans                                                 959,788
-----------------------------------------------------------------------------
Semiconductors - 1.7%
Altera Corp.                                           1,241           22,872
Analog Devices, Inc.                                   2,566           75,748
Applied Materials, Inc.(a)                             5,686          110,934
Intel Corp.                                           37,994          804,712
Intersil Corp. Class A                                   952           24,438
KLA -Tencor Corp.                                        812           30,125
Linear Technology Corp.                                1,913           58,710
Microchip Technology, Inc.                             2,964           97,012
National Semiconductor Corp.                           1,123           20,573
Texas Instruments, Inc.                                5,395          152,517
Xilinx, Inc.                                           2,449           58,164
                                                                  -----------
Total Semiconductors                                                1,455,805
-----------------------------------------------------------------------------
Software - 1.9%
Automatic Data Processing, Inc.                        4,704          199,403
Broadridge Financial Solutions, Inc.                     756           13,306
CA, Inc.                                               1,350           30,375
Dun & Bradstreet Corp.                                   279           22,705
Fidelity National Information Services, Inc.             459           17,506
IMS Health, Inc.                                         648           13,614
Mastercard, Inc. Class A                                  92           20,515
Microsoft Corp.                                       39,659        1,125,522
Paychex, Inc.                                          4,081          139,815
Quality Systems, Inc.                                    472           14,099
SEI Investments Co.                                      380            9,382
Total System Services, Inc.                            2,756           65,207
                                                                  -----------
Total Software                                                      1,671,449
-----------------------------------------------------------------------------
Telecommunications - 5.9%
Adtran, Inc.                                             632           11,692
Alaska Communications Systems Group, Inc.              1,203           14,725
AT&T, Inc.                                            71,943        2,755,416
CenturyTel, Inc.                                         337           11,202
Citizens Communications Co.                            8,882           93,172
Consolidated Communications Holdings, Inc.             1,130           17,097
Corning, Inc.                                          4,674          112,363
Embarq Corp.                                           2,646          106,105
FairPoint Communications, Inc.                         1,645           14,838
Harris Corp.                                             519           25,187
IDT Corp. Class B                                      2,667           10,321
Iowa Telecommunications Services, Inc.                 1,349           23,918

                       See Notes to Financial Statements.

20  WisdomTree Domestic Dividend Funds

Schedule of Investments  (concluded)

WisdomTree Total Dividend Fund

March 31, 2008


-------------------------------------------------------------------------------
Investments                                           Shares           Value
-------------------------------------------------------------------------------
Motorola, Inc.                                           9,868      $    91,772
NTELOS Holdings Corp.                                      565           13,673
QUALCOMM, Inc.                                           7,647          313,527
Telephone & Data Systems, Inc.                             209            7,796
Verizon Communications, Inc.                            37,988        1,384,663
Virgin Media, Inc.                                       1,209           17,011
Windstream Corp.                                        12,753          152,398
                                                                    -----------
Total Telecommunications                                              5,176,876
-------------------------------------------------------------------------------
Textiles - 0.0%
Cintas Corp.                                               861           24,573
-------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.2%
Hasbro, Inc.                                             1,307           36,465
Mattel, Inc.                                             4,856           96,635
                                                                    -----------
Total Toys/Games/Hobbies                                                133,100
-------------------------------------------------------------------------------
Transportation - 1.4%
Alexander & Baldwin, Inc.                                  447           19,257
Arkansas Best Corp.                                         83            2,644
Burlington Northern Santa Fe Corp.                       1,890          174,296
C.H. Robinson Worldwide, Inc.                            1,123           61,091
CSX Corp.                                                2,133          119,597
Expeditors International Washington, Inc.                  580           26,204
FedEx Corp.                                                453           41,980
Horizon Lines, Inc. Class A                                 70            1,303
JB Hunt Transport Services, Inc.                           822           25,835
Norfolk Southern Corp.                                   2,860          155,355
Overseas Shipholding Group, Inc.                           260           18,210
Pacer International, Inc.                                  227            3,730
Ryder System, Inc.                                         462           28,140
Union Pacific Corp.                                      1,273          159,609
United Parcel Service, Inc. Class B                      5,244          382,918
                                                                    -----------
Total Transportation                                                  1,220,169
-------------------------------------------------------------------------------
Trucking & Leasing - 0.1%
GATX Corp.                                                 595           23,247
TAL International Group, Inc.                            1,025           24,159
                                                                    -----------
Total Trucking & Leasing                                                 47,406
-------------------------------------------------------------------------------
Water - 0.0%
Aqua America, Inc.                                       1,190           22,348
California Water Service Group                             345           13,162
                                                                    -----------
Total Water                                                              35,510
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $99,732,144)                                                  87,598,127
===============================================================================
RIGHTS* - 0.0%
Capital Markets - 0.0%
Ares Capital Corp., expiring 4/22/08                     1,015      $       568
MCG Capital Corp., expiring 4/19/08                        549              588
                                                                    -----------
TOTAL RIGHTS
(Cost: $0)                                                                1,156
===============================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $99,732,144)                                                  87,599,283
===============================================================================
SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $221,565)                                       221,565          221,565
===============================================================================
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED - 1.7%
MONEY MARKET FUND(c) - 1.7%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $1,483,805)(d)                                1,483,805        1,483,805
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 101.4%
(Cost: $101,437,514)                                                 89,304,653
Liabilities in Excess of Other Assets - (1.4)%                       (1,233,921)
                                                                    -----------
NET ASSETS - 100.0%                                                 $88,070,732
===============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $1,384,736 and the total market value of the collateral held by the Fund was $1,483,805.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  21

Schedule of Investments

WisdomTree High-Yielding Equity Fund

March 31, 2008


--------------------------------------------------------------------------
Investments                                       Shares         Value
--------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Agriculture - 6.3%
Altria Group, Inc.                                 96,967     $  2,152,667
Philip Morris International, Inc.*                 96,967        4,904,591
Reynolds American, Inc.                            17,663        1,042,647
Universal Corp.                                     1,168           76,539
UST, Inc.                                           7,996          435,942
Vector Group Ltd.                                   5,029           88,460
                                                              ------------
Total Agriculture                                                8,700,846
--------------------------------------------------------------------------
Apparel - 0.0%
Cherokee, Inc.                                        924           31,111
--------------------------------------------------------------------------
Auto Manufacturers - 0.3%
General Motors Corp.(a)                            24,981          475,888
--------------------------------------------------------------------------
Auto Parts & Equipment - 0.1%
ArvinMeritor, Inc.                                  3,076           38,480
Modine Manufacturing Co.                            1,561           22,619
Superior Industries International, Inc.             1,085           22,514
                                                              ------------
Total Auto Parts & Equipment                                        83,613
--------------------------------------------------------------------------
Banks - 25.8%
AMCORE Financial, Inc.                                847           17,236
Ameris Bancorp                                        509            8,175
Arrow Financial Corp.                                 581           13,067
Associated Banc-Corp                                6,913          184,093
BancorpSouth, Inc.                                  3,546           82,125
BancTrust Financial Group, Inc.                       932           10,019
Bank Mutual Corp.                                   1,976           21,222
Bank of America Corp.                             321,400       12,184,273
Bank of Hawaii Corp.                                2,073          102,738
BB&T Corp.                                         37,411        1,199,396
Capitol Bancorp Ltd.                                1,092           23,085
Central Pacific Financial Corp.                     1,839           34,665
Chemical Financial Corp.                            1,265           30,158
Citizens Republic Bancorp, Inc.                     7,572           94,120
City Holding Co.                                      686           27,371
Colonial BancGroup, Inc. (The)                      9,860           94,952
Comerica, Inc.                                     10,857          380,864
Community Bank System, Inc.                         1,392           34,188
Community Trust Bancorp, Inc.                         764           22,385
Corus Bankshares, Inc.(a)                           6,072           59,081
Fifth Third Bancorp                                41,158          861,025
First Bancorp                                         687           13,692
First Busey Corp.                                   1,521           32,124
First Commonwealth Financial Corp.(a)               5,446           63,119
First Community Bancshares, Inc.                      418           15,224
First Financial Bancorp                             2,535           34,096
First Financial Bankshares, Inc.                      797           32,661
First Horizon National Corp.(a)                    14,352          201,072
First Merchants Corp.                                 926           26,428
First Midwest Bancorp, Inc.                         2,377           66,009
First South Bancorp, Inc.                             359            8,078
FirstMerit Corp.                                    5,570          115,076
FNB Corp. / PA                                      4,761           74,319
Frontier Financial Corp.(a)                         1,886           33,344
Fulton Financial Corp.                             11,165          137,218
Harleysville National Corp.                         1,927           27,787
Huntington Bancshares, Inc.                        32,780          352,385
Independent Bank Corp. / MI                         2,498           25,929
Integra Bank Corp.                                  1,162           18,824
KeyCorp                                            29,833          654,834
Lakeland Bancorp, Inc.                                933           12,064
MainSource Financial Group, Inc.                      761           11,796
Marshall & Ilsley Corp.                            14,334          332,549
Midwest Banc Holdings, Inc.                         1,346           17,202
National City Corp.                                74,981          746,061
National Penn Bancshares, Inc.                      2,621           47,676
NBT Bancorp, Inc.                                   1,254           27,839
Old National Bancorp                                4,637           83,466
Pacific Capital Bancorp                             2,480           53,320
Park National Corp.(a)                                963           68,229
Peoples Bancorp, Inc.                                 408            9,837
PNC Financial Services Group, Inc. (The)           15,563        1,020,466
Provident Bankshares Corp.                          2,232           23,972
Regions Financial Corp.                            52,483        1,036,539
Renasant Corp.                                        768           17,280
S&T Bancorp, Inc.                                   1,175           37,800
Seacoast Banking Corp. of Florida(a)                1,339           14,662
South Financial Group, Inc. (The)                   3,766           55,963
State Bancorp, Inc.                                   819            9,664
Sterling Bancorp                                    1,164           18,077
SunTrust Banks, Inc.                               18,813        1,037,348
Susquehanna Bancshares, Inc.                        3,515           71,601
Synovus Financial Corp.                            13,406          148,270
TCF Financial Corp.                                 8,152          146,084
TrustCo Bank Corp.                                  5,586           49,660
Trustmark Corp.                                     2,529           56,346
U.S. Bancorp                                      102,949        3,331,429
Umpqua Holdings Corp.(a)                            3,616           56,084
Union Bankshares Corp.                                548           10,615
UnionBanCal Corp.                                   6,954          341,302
United Bankshares, Inc.                             2,013           53,646
Univest Corp. of Pennsylvania                         559           14,640
Valley National Bancorp                             6,527          125,384
Wachovia Corp.(a)                                 152,733        4,123,790
Washington Trust Bancorp, Inc.                        507           12,584
Webster Financial Corp.                             2,372           66,108
Wells Fargo & Co.                                 159,858        4,651,867
WesBanco, Inc.                                      1,220           30,146
Whitney Holding Corp.                               3,671           91,004
Wilmington Trust Corp.                              3,155           98,121
Zions Bancorp                                       4,534          206,524
                                                              ------------
Total Banks                                                     35,783,472
--------------------------------------------------------------------------

                       See Notes to Financial Statements.

22  WisdomTree Domestic Dividend Funds

WisdomTree High-Yielding Equity Fund

March 31, 2008


-----------------------------------------------------------------------------
Investments                                          Shares         Value
-----------------------------------------------------------------------------
Building Materials - 0.3%
Masco Corp.                                           19,002     $    376,810
-----------------------------------------------------------------------------
Chemicals - 2.8%
Dow Chemical Co. (The)                                45,491        1,676,343
E.I. du Pont de Nemours & Co.                         40,668        1,901,636
Georgia Gulf Corp.(a)                                  1,995           13,825
Innophos Holdings, Inc.                                1,134           18,246
Kronos Worldwide, Inc.                                 3,510           84,767
NL Industries, Inc.                                    2,606           28,458
Olin Corp.                                             3,640           71,926
Quaker Chemical Corp.                                    531           16,615
RPM International, Inc.                                5,434          113,788
Spartech Corp.                                         1,560           13,182
                                                                 ------------
Total Chemicals                                                     3,938,786
-----------------------------------------------------------------------------
Coal - 0.0%
Penn Virginia GP Holdings LP                           1,785           48,338
-----------------------------------------------------------------------------
Commercial Services - 0.1%
Advance America, Cash Advance Centers, Inc.            4,896           36,965
Deluxe Corp.                                           1,941           37,286
Diamond Management & Technology
  Consultants, Inc.                                    1,740           11,223
Landauer, Inc.                                           438           22,049
                                                                 ------------
Total Commercial Services                                             107,523
-----------------------------------------------------------------------------
Computers - 0.0%
Imation Corp.                                          1,334           30,335
-----------------------------------------------------------------------------
Distribution/Wholesale - 0.0%
Watsco, Inc.                                           1,178           48,793
-----------------------------------------------------------------------------
Diversified Financial Services - 12.4%
Advanta Corp. Class B                                  3,493           24,556
CIT Group, Inc.                                        9,537          113,013
Citigroup, Inc.                                      418,994        8,974,850
Countrywide Financial Corp.                           45,108          248,094
Federal National Mortgage Association(a)              62,927        1,656,239
JPMorgan Chase & Co.                                 136,549        5,864,780
Student Loan Corp. (The)                               1,141          112,845
                                                                 ------------
Total Diversified Financial Services                               16,994,377
-----------------------------------------------------------------------------
Electric - 6.8%
ALLETE, Inc.                                           1,475           56,965
Ameren Corp.                                          11,614          511,481
American Electric Power Co., Inc.                     16,573          689,934
Black Hills Corp.                                      1,444           51,666
CenterPoint Energy, Inc.                              14,265          203,562
Central Vermont Public Service Corp.                     357            8,532
CH Energy Group, Inc.                                    904           35,166
Cleco Corp.                                            2,286           50,703
Consolidated Edison, Inc.                             15,318          608,125
Dominion Resources, Inc.                              22,608          923,311
DPL, Inc.                                              4,663          119,559
DTE Energy Co.                                         8,927          347,171
Duke Energy Corp.                                     64,498        1,151,288
Empire District Electric Co. (The)                     1,965           39,791
Energy East Corp.                                      8,543          206,057
Great Plains Energy, Inc.                              5,745          141,614
Hawaiian Electric Industries, Inc.                     5,282          126,081
IDACORP, Inc.                                          1,842           59,147
Integrys Energy Group, Inc.                            4,668          217,716
MGE Energy, Inc.                                       1,027           34,980
NorthWestern Corp.                                     1,880           45,816
NSTAR                                                  4,855          147,738
OGE Energy Corp.                                       4,077          127,080
Otter Tail Corp.                                       1,170           41,406
Pinnacle West Capital Corp.                            5,895          206,797
PNM Resources, Inc.                                    3,767           46,974
Portland General Electric Co.                          2,542           57,322
Progress Energy, Inc.                                 15,311          638,469
Puget Energy, Inc.                                     4,945          127,927
SCANA Corp.                                            5,708          208,799
Southern Co.                                          37,461        1,333,985
TECO Energy, Inc.                                     11,228          179,087
UIL Holdings Corp.                                     1,407           42,393
Westar Energy, Inc.                                    4,889          111,323
Xcel Energy, Inc.                                     19,932          397,643
                                                                 ------------
Total Electric                                                      9,295,608
-----------------------------------------------------------------------------
Entertainment - 0.2%
Regal Entertainment Group Class A(a)                  10,004          192,978
Warner Music Group Corp.(a)                           14,781           73,609
                                                                 ------------
Total Entertainment                                                   266,587
-----------------------------------------------------------------------------
Food - 0.4%
B&G Foods, Inc. Class A                                3,376           37,136
H.J. Heinz Co. Ltd.                                   12,135          569,981
                                                                 ------------
Total Food                                                            607,117
-----------------------------------------------------------------------------
Forest Products & Paper - 0.9%
Louisiana-Pacific Corp.                                5,339           49,012
Plum Creek Timber Co., Inc.                            7,441          302,849
Potlatch Corp.                                         1,984           81,880
Rayonier, Inc.                                         4,035          175,280
Wausau Paper Corp.                                     2,166           17,891
Weyerhaeuser Co.                                       8,383          545,230
Xerium Technologies, Inc.                              5,402            6,969
                                                                 ------------
Total Forest Products & Paper                                       1,179,111
-----------------------------------------------------------------------------
Gas - 0.7%
AGL Resources, Inc.                                    4,064          139,476
Atmos Energy Corp.                                     4,995          127,373
Chesapeake Utilities Corp.                               314            9,307
Laclede Group, Inc. (The)                              1,075           38,302
New Jersey Resources Corp.                             1,585           49,214
Nicor, Inc.                                            2,286           76,604

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  23

WisdomTree High-Yielding Equity Fund

March 31, 2008


----------------------------------------------------------------------------
Investments                                          Shares        Value
----------------------------------------------------------------------------
NiSource, Inc.                                       16,129     $    278,065
Piedmont Natural Gas Co., Inc.(a)                     3,270           85,870
Vectren Corp.                                         4,004          107,427
                                                                ------------
Total Gas                                                            911,638
----------------------------------------------------------------------------
Healthcare-Products - 0.0%
LCA-Vision, Inc.                                        928           11,600
----------------------------------------------------------------------------
Healthcare-Services - 0.1%
Brookdale Senior Living, Inc.                         8,050          192,395
----------------------------------------------------------------------------
Holding Companies-Diversified - 0.0%
Compass Diversified Holdings                          3,244           42,659
----------------------------------------------------------------------------
Home Builders - 0.3%
D.R. Horton, Inc.                                    16,865          265,624
KB Home(a)                                            4,844          119,792
Lennar Corp. Class B                                  1,497           25,823
                                                                ------------
Total Home Builders                                                  411,239
----------------------------------------------------------------------------
Home Furnishings - 0.1%
Furniture Brands International, Inc.                  3,615           42,296
Kimball International, Inc. Class B                   1,307           14,011
La-Z-Boy, Inc.(a)                                     3,903           32,551
                                                                ------------
Total Home Furnishings                                                88,858
----------------------------------------------------------------------------
Household Products/Wares - 0.2%
Avery Dennison Corp.(a)                               4,021          198,034
Ennis, Inc.                                           1,123           18,844
Standard Register Co. (The)                           2,172           16,920
                                                                ------------
Total Household Products/Wares                                       233,798
----------------------------------------------------------------------------
Housewares - 0.2%
Newell Rubbermaid, Inc.                              10,949          250,404
----------------------------------------------------------------------------
Insurance - 1.0%
Arthur J. Gallagher & Co.                             5,386          127,217
Baldwin & Lyons, Inc. Class B                           584           14,997
Cincinnati Financial Corp.                            7,109          270,426
Commerce Group, Inc.                                  2,361           85,138
Fidelity National Title Group, Inc. Class A          20,411          374,135
LandAmerica Financial Group, Inc.                       705           27,826
Mercury General Corp.                                 2,706          119,903
Old Republic International Corp.                     11,826          152,674
Safety Insurance Group, Inc.                            842           28,737
Unitrin, Inc.                                         3,098          109,483
Universal Insurance Holdings, Inc.                    2,033            7,685
Zenith National Insurance Corp.                       2,140           76,740
                                                                ------------
Total Insurance                                                    1,394,961
----------------------------------------------------------------------------
Internet - 0.0%
United Online, Inc.                                   5,341           56,401
----------------------------------------------------------------------------
Investment Companies - 1.2%
American Capital Strategies Ltd.(a)                  26,407          902,062
Apollo Investment Corp.                              17,537          277,611
Ares Capital Corp.                                    9,796          123,136
BlackRock Kelso Capital Corp.                         7,122           85,037
Gladstone Capital Corp.(a)                            1,740           32,555
Hercules Technology Growth Capital, Inc.              4,042           43,896
MCG Capital Corp.                                    11,541          104,908
NGP Capital Resources Co.(a)                          1,942           31,888
Patriot Capital Funding, Inc.                         3,137           32,844
PennantPark Investment Corp.                          2,276           19,369
Prospect Capital Corp.(a)                             3,067           46,680
TICC Capital Corp.                                    3,932           29,569
                                                                ------------
Total Investment Companies                                         1,729,555
----------------------------------------------------------------------------
Iron/Steel - 0.0%
Mesabi Trust                                          1,473           37,429
----------------------------------------------------------------------------
Leisure Time - 0.0%
Marine Products Corp.                                 1,480           11,958
----------------------------------------------------------------------------
Machinery-Diversified - 0.0%
Briggs & Stratton Corp.                               2,278           40,776
----------------------------------------------------------------------------
Media - 1.0%
CBS Corp. Class B                                    28,498          629,236
Entercom Communications Corp.                         3,833           38,062
Gannett Co., Inc.                                    11,666          338,897
GateHouse Media, Inc.(a)                             11,463           66,944
Journal Communications, Inc. Class A                  1,827           13,483
Lee Enterprises, Inc.(a)                              2,457           24,595
McClatchy Co. Class A(a)                              3,773           40,371
Media General, Inc. Class A(a)                        1,133           15,885
New York Times Co. (The) Class A(a)                   9,139          172,544
Sinclair Broadcast Group, Inc. Class A                4,188           37,315
World Wrestling Entertainment, Inc.                   1,839           34,224
                                                                ------------
Total Media                                                        1,411,556
----------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.0%
Worthington Industries, Inc.(a)                       3,312           55,873
----------------------------------------------------------------------------
Mining - 2.1%
Compass Minerals International, Inc.                  1,202           70,894
Southern Copper Corp.                                27,108        2,814,624
                                                                ------------
Total Mining                                                       2,885,518
----------------------------------------------------------------------------
Miscellaneous Manufacturing - 0.1%
Leggett & Platt, Inc.(a)                             10,656          162,505
Reddy Ice Holdings, Inc.                              1,746           22,750
Standex International Corp.                             645           14,409
                                                                ------------
Total Miscellaneous Manufacturing                                    199,664
----------------------------------------------------------------------------
Office Furnishings - 0.0%
Steelcase, Inc. Class A                               3,848           42,559
----------------------------------------------------------------------------
Office/Business Equipment - 0.2%
Pitney Bowes, Inc.                                    9,428          330,169
----------------------------------------------------------------------------

                       See Notes to Financial Statements.

24  WisdomTree Domestic Dividend Funds

WisdomTree High-Yielding Equity Fund

March 31, 2008


-------------------------------------------------------------------------------
Investments                                            Shares        Value
-------------------------------------------------------------------------------
Packaging & Containers - 0.2%
Packaging Corp. of America                               5,527     $    123,418
Sonoco Products Co.                                      3,772          107,992
                                                                   ------------
Total Packaging & Containers                                            231,410
-------------------------------------------------------------------------------
Pharmaceuticals - 9.2%
Bristol-Myers Squibb Co.                                93,136        1,983,797
Eli Lilly & Co.                                         42,621        2,198,817
Pfizer, Inc.                                           400,548        8,383,470
                                                                   ------------
Total Pharmaceuticals                                                12,566,084
-------------------------------------------------------------------------------
Pipelines - 0.4%
Spectra Energy Corp.                                    25,836          587,769
-------------------------------------------------------------------------------
REITS - 10.5%
Agree Realty Corp.                                         622           17,074
AMB Property Corp.                                       4,234          230,414
American Campus Communities, Inc.                        1,594           43,612
American Financial Realty Trust                         14,441          114,662
Apartment Investment & Management Co. Class A            7,473          267,608
Ashford Hospitality Trust, Inc.                         15,843           89,988
Associated Estates Realty Corp.                          1,238           14,163
AvalonBay Communities, Inc.                              3,329          321,315
BioMed Realty Trust, Inc.                                4,059           96,970
Brandywine Realty Trust                                  9,799          166,191
BRE Properties, Inc.                                     3,153          143,651
Camden Property Trust                                    3,862          193,872
CapitalSource, Inc.(a)                                  33,648          325,376
CapLease, Inc.                                           4,734           36,783
CBL & Associates Properties, Inc.                        6,767          159,228
Cedar Shopping Centers, Inc.                             4,141           48,367
Colonial Properties Trust                                5,141          123,641
Corporate Office Properties Trust                        2,305           77,471
Cousins Properties, Inc.                                 4,022           99,384
DCT Industrial Trust, Inc.                              13,581          135,267
Deerfield Capital Corp.                                    330              465
Developers Diversified Realty Corp.                      9,652          404,226
DiamondRock Hospitality Co.                              6,753           85,561
Digital Realty Trust, Inc.                               2,494           88,537
Duke Realty Corp.                                       12,779          291,489
EastGroup Properties, Inc.                               1,319           61,281
Education Realty Trust, Inc.                             2,469           31,035
Entertainment Properties Trust                           2,114          104,284
Equity One, Inc.                                         4,587          109,950
Equity Residential                                      15,959          662,139
Essex Property Trust, Inc.                               1,128          128,569
Extra Space Storage, Inc.                                5,647           91,425
FelCor Lodging Trust, Inc.                               5,296           63,711
First Industrial Realty Trust, Inc.(a)                   4,260          131,591
First Potomac Realty Trust                               2,188           33,630
Franklin Street Properties Corp.                         6,806           97,462
General Growth Properties, Inc.                         13,846          528,502
Getty Realty Corp.                                       2,081           33,150
Glimcher Realty Trust                                    6,014           71,927
GMH Communities Trust                                    5,433           47,158
HCP, Inc.                                               14,668          495,925
Health Care REIT, Inc.                                   5,903          266,402
Healthcare Realty Trust, Inc.                            3,753           98,141
Hersha Hospitality Trust                                 3,407           30,765
Highwoods Properties, Inc.                               3,715          115,425
Home Properties, Inc.                                    2,303          110,521
Hospitality Properties Trust                            10,163          345,745
Host Hotels & Resorts, Inc.                             27,841          443,229
HRPT Properties Trust                                   29,352          197,539
Inland Real Estate Corp.                                 5,070           77,115
Investors Real Estate Trust                              4,658           45,555
iStar Financial, Inc.(a)                                19,282          270,526
Kilroy Realty Corp.                                      1,588           77,987
Kimco Realty Corp.                                      13,068          511,874
Kite Realty Group Trust                                  1,919           26,866
LaSalle Hotel Properties                                 2,862           82,225
Lexington Corporate Properties Trust                     7,041          101,461
Liberty Property Trust                                   9,283          288,794
LTC Properties, Inc.                                     1,620           41,650
Macerich Co. (The)                                       3,819          268,361
Mack-Cali Realty Corp.                                   6,296          224,830
Maguire Properties, Inc.                                 3,128           44,762
Medical Properties Trust, Inc.                           6,240           70,637
Mid-America Apartment Communities, Inc.                  1,666           83,033
Mission West Properties, Inc.                            1,540           14,553
National Health Investors, Inc.                          2,129           66,531
National Retail Properties, Inc.                         5,163          113,844
Nationwide Health Properties, Inc.                       5,819          196,391
Omega Healthcare Investors, Inc.                         5,612           97,424
One Liberty Properties, Inc.                               888           14,288
Parkway Properties, Inc.                                 1,275           47,124
Pennsylvania Real Estate Investment Trust                3,570           87,072
Post Properties, Inc.                                    2,535           97,902
PS Business Parks, Inc.                                    808           41,935
Ramco-Gershenson Properties Trust                        1,847           38,990
Realty Income Corp.(a)                                   7,088          181,595
Regency Centers Corp.                                    3,408          220,702
Resource Capital Corp.(a)                                4,421           33,467
Saul Centers, Inc.                                         714           35,871
Senior Housing Properties Trust                          6,037          143,077
Simon Property Group, Inc.                               9,887          918,602
Sovran Self Storage, Inc.                                1,528           65,261
Strategic Hotels & Resorts, Inc.                         4,652           61,081
Sun Communities, Inc.                                    2,429           49,795
Sunstone Hotel Investors, Inc.                           4,972           79,602
Tanger Factory Outlet Centers, Inc.                      1,351           51,973
UDR, Inc.                                               10,281          252,090
Universal Health Realty Income Trust                       892           29,704
Urstadt Biddle Properties, Inc. Class A                  1,339           21,062
U-Store-It Trust                                         8,056           91,274

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  25

Schedule of Investments  (concluded)

WisdomTree High-Yielding Equity Fund

March 31, 2008


-------------------------------------------------------------------------------
Investments                                          Shares           Value
-------------------------------------------------------------------------------
Ventas, Inc.                                            7,091      $    318,457
Vornado Realty Trust                                    7,496           646,230
Washington Real Estate Investment Trust                 3,101           103,635
Weingarten Realty Investors                             5,980           205,951
Winthrop Realty Trust                                   3,723            15,339
                                                                   ------------
Total REITS                                                          14,431,319
-------------------------------------------------------------------------------
Retail - 1.5%
Asbury Automotive Group, Inc.                           2,284            31,428
Cato Corp. (The) Class A                                1,560            23,306
Foot Locker, Inc.                                       6,768            79,659
Home Depot, Inc. (The)(a)                              68,042         1,903,135
Kenneth Cole Productions, Inc. Class A                    581             9,842
Lithia Motors, Inc. Class A                               709             7,203
Ruby Tuesday, Inc.                                      2,562            19,215
Talbots, Inc.(a)                                        2,620            28,244
Triarc Cos., Inc. Class B                               3,113            21,511
                                                                   ------------
Total Retail                                                          2,123,543
-------------------------------------------------------------------------------
Savings & Loans - 1.9%
Astoria Financial Corp.                                 5,061           137,457
Brookline Bancorp, Inc.                                 2,393            27,472
Capitol Federal Financial                               5,605           210,075
Dime Community Bancshares                               1,665            29,104
First Financial Holdings, Inc.                            501            11,753
First Niagara Financial Group, Inc.                     5,962            81,024
First Place Financial Corp.                               874            11,362
New York Community Bancorp, Inc.                       22,126           403,136
Northwest Bancorp, Inc.                                 1,753            47,909
OceanFirst Financial Corp.                                743            12,995
Washington Federal, Inc.                                4,109            93,850
Washington Mutual, Inc.(a)                            158,578         1,633,353
                                                                   ------------
Total Savings & Loans                                                 2,699,490
-------------------------------------------------------------------------------
Semiconductors - 0.2%
Microchip Technology, Inc.(a)                           9,893           323,798
-------------------------------------------------------------------------------
Software - 0.0%
Computer Programs & Systems, Inc.                         881            18,413
Quality Systems, Inc.                                   1,032            30,826
                                                                   ------------
Total Software                                                           49,239
-------------------------------------------------------------------------------
Telecommunications - 11.7%
Alaska Communications Systems Group, Inc.               2,886            35,325
AT&T, Inc.                                            253,700         9,716,709
Citizens Communications Co.                            30,489           319,830
Consolidated Communications Holdings, Inc.              2,730            41,305
D&E Communications, Inc.                                  638             5,678
Embarq Corp.                                            9,237           370,404
FairPoint Communications, Inc.                          4,309            38,867
IDT Corp. Class B                                       7,016            27,152
Iowa Telecommunications Services, Inc.                  3,698            65,566
NTELOS Holdings Corp.                                   1,490            36,058
SureWest Communications                                 1,032            15,955
Verizon Communications, Inc.                          133,984         4,883,717
Windstream Corp.                                       43,772           523,075
                                                                   ------------
Total Telecommunications                                             16,079,641
-------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.2%
Mattel, Inc.                                           16,458           327,514
-------------------------------------------------------------------------------
Transportation - 0.0%
Pacer International, Inc.                               1,858            30,527
-------------------------------------------------------------------------------
Trucking & Leasing - 0.0%
TAL International Group, Inc.                           2,599            61,258
-------------------------------------------------------------------------------
Water - 0.0%
Middlesex Water Co.                                       670            12,167
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $170,474,064)                                                137,831,084
===============================================================================
RIGHTS* - 0.0%
Capital Markets - 0.0%
Ares Capital Corp., expiring 4/22/08                    3,265             1,829
MCG Capital Corp., expiring 4/19/08                     1,648             1,763
                                                                   ------------
TOTAL RIGHTS
(Cost: $0)                                                                3,592
===============================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $170,474,064)                                               $137,834,676
===============================================================================
SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $339,910)                                      339,910           339,910
===============================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 8.4%
MONEY MARKET FUND(c) - 8.4%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $11,665,860)(d)                             11,665,860        11,665,860
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 108.1%
(Cost: $182,479,834)                                                149,840,446
Liabilities in Excess of and Other Assets - (8.1)%                  (11,181,353)
                                                                   ------------
NET ASSETS - 100.0%                                                $138,659,093
===============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $11,134,881 and the total market value of the collateral held by the Fund was $11,665,860.

                       See Notes to Financial Statements.

26  WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree LargeCap Dividend Fund

March 31, 2008


--------------------------------------------------------------------------
Investments                                       Shares         Value
--------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Advertising - 0.1%
Omnicom Group, Inc.                                 5,737     $    253,461
--------------------------------------------------------------------------
Aerospace/Defense - 2.0%
Boeing Co. (The)                                   16,634        1,237,071
General Dynamics Corp.                              7,460          621,940
Goodrich Corp.                                      2,235          128,535
L-3 Communications Holdings, Inc.                   1,607          175,709
Lockheed Martin Corp.                               8,896          883,373
Northrop Grumman Corp.                              9,040          703,402
Raytheon Co.                                       10,053          649,524
Rockwell Collins, Inc.                              2,068          118,186
United Technologies Corp.                          24,011        1,652,438
                                                              ------------
Total Aerospace/Defense                                          6,170,178
--------------------------------------------------------------------------
Agriculture - 3.5%
Altria Group, Inc.                                115,329        2,560,304
Archer-Daniels-Midland Co.                         10,755          442,676
Loews Corp.                                         1,583          114,847
Philip Morris International, Inc.*                115,329        5,833,340
Reynolds American, Inc.                            20,364        1,202,087
UST, Inc.                                           9,229          503,165
                                                              ------------
Total Agriculture                                               10,656,419
--------------------------------------------------------------------------
Airlines - 0.0%
Southwest Airlines Co.                              2,100           26,040
--------------------------------------------------------------------------
Apparel - 0.3%
NIKE, Inc. Class B                                  7,728          525,504
VF Corp.                                            4,818          373,443
                                                              ------------
Total Apparel                                                      898,947
--------------------------------------------------------------------------
Auto Manufacturers - 0.3%
General Motors Corp.(a)                            28,002          533,438
Paccar, Inc.                                        7,485          336,825
                                                              ------------
Total Auto Manufacturers                                           870,263
--------------------------------------------------------------------------
Auto Parts & Equipment - 0.1%
Johnson Controls, Inc.                             11,327          382,853
--------------------------------------------------------------------------
Banks - 13.1%
Bank of America Corp.                             378,374       14,344,158
Bank of New York Mellon Corp. (The)                32,395        1,351,843
BB&T Corp.                                         43,810        1,404,549
Capital One Financial Corp.                         2,200          108,284
Comerica, Inc.                                     13,563          475,790
Fifth Third Bancorp(a)                             49,973        1,045,435
KeyCorp(a)                                         36,966          811,404
M&T Bank Corp.                                      5,332          429,119
Marshall & Ilsley Corp.                            17,742          411,614
National City Corp.                                91,105          906,495
Northern Trust Corp.                                4,321          287,217
PNC Financial Services Group, Inc. (The)           17,753        1,164,064
Regions Financial Corp.                            63,561        1,255,330
State Street Corp.                                  6,049          477,871
SunTrust Banks, Inc.                               22,322        1,230,835
Synovus Financial Corp.                            18,302          202,420
U.S. Bancorp                                      118,556        3,836,472
UnionBanCal Corp.                                   8,428          413,646
Wachovia Corp.(a)                                 182,414        4,925,178
Wells Fargo & Co.                                 186,085        5,415,074
                                                              ------------
Total Banks                                                     40,496,798
--------------------------------------------------------------------------
Beverages - 3.0%
Anheuser-Busch Cos., Inc.                          26,113        1,239,062
Coca-Cola Co. (The)                                70,505        4,291,640
Coca-Cola Enterprises, Inc.                         6,322          152,992
Molson Coors Brewing Co., Class B                   2,439          128,218
Pepsi Bottling Group, Inc.                          4,149          140,693
PepsiCo, Inc.                                      44,421        3,207,196
                                                              ------------
Total Beverages                                                  9,159,801
--------------------------------------------------------------------------
Building Materials - 0.2%
Masco Corp.                                        21,475          425,849
Trane, Inc.                                         4,465          204,944
                                                              ------------
Total Building Materials                                           630,793
--------------------------------------------------------------------------
Chemicals - 2.2%
Air Products & Chemicals, Inc.                      4,691          431,572
Dow Chemical Co. (The)                             53,742        1,980,393
E.I. du Pont de Nemours & Co.                      45,867        2,144,740
Ecolab, Inc.                                        3,369          146,316
Monsanto Co.                                        5,037          561,626
PPG Industries, Inc.                                7,076          428,169
Praxair, Inc.                                       6,325          532,755
Rohm & Haas Co.                                     7,604          411,224
Sherwin-Williams Co. (The)                          3,573          182,366
                                                              ------------
Total Chemicals                                                  6,819,161
--------------------------------------------------------------------------
Coal - 0.1%
Consol Energy, Inc.                                 1,034           71,542
Peabody Energy Corp.                                1,631           83,181
                                                              ------------
Total Coal                                                         154,723
--------------------------------------------------------------------------
Commercial Services - 0.2%
Automatic Data Processing, Inc.                    19,171          812,659
Mastercard, Inc. Class A                              297           66,228
McKesson Corp.                                      1,476           77,298
Moody's Corp.                                       3,200          111,456
Paychex, Inc.                                      16,336          559,671
R.R. Donnelley & Sons Co.                           8,627          261,484
Western Union Co. (The)                             1,906           40,541
                                                              ------------
Total Commercial Services                                        1,929,337
--------------------------------------------------------------------------
Computers - 1.5%
Electronic Data Systems Corp.                       7,110          118,382
Hewlett-Packard Co.                                23,006        1,050,454

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  27

WisdomTree LargeCap Dividend Fund

March 31, 2008


--------------------------------------------------------------------------
Investments                                       Shares          Value
--------------------------------------------------------------------------
International Business Machines Corp.              29,544     $  3,401,696
                                                              ------------
Total Computers                                                  4,570,532
--------------------------------------------------------------------------
Cosmetics/Personal Care - 2.4%
Avon Products, Inc.                                10,952          433,042
Colgate-Palmolive Co.                              12,989        1,011,973
Procter & Gamble Co.                               83,313        5,837,742
                                                              ------------
Total Cosmetics/Personal Care                                    7,282,757
--------------------------------------------------------------------------
Distribution/Wholesale - 0.1%
Genuine Parts Co.                                   7,237          291,072
W.W. Grainger, Inc.                                 1,764          134,752
                                                              ------------
Total Distribution/Wholesale                                       425,824
--------------------------------------------------------------------------
Diversified Financial Services - 8.5%
American Express Co.                               20,387          891,320
Ameriprise Financial, Inc.                          3,368          174,631
Bear Stearns Co., Inc. (The)                        2,468           25,889
BlackRock, Inc.(a)                                  2,225          454,300
Charles Schwab Corp. (The)                         13,536          254,883
Citigroup, Inc.                                   496,650       10,638,242
CME Group, Inc.                                       378          177,320
Discover Financial Services                         9,299          152,225
Federal National Mortgage Association(a)           75,022        1,974,579
Franklin Resources, Inc.                            1,686          163,525
Freddie Mac                                        28,570          723,392
Goldman Sachs Group, Inc.                           3,533          584,323
JPMorgan Chase & Co.                              159,859        6,865,943
Legg Mason, Inc.                                    2,473          138,439
Lehman Brothers Holdings, Inc.                      7,213          271,497
Merrill Lynch & Co., Inc.(a)                       29,598        1,205,823
Morgan Stanley                                     31,221        1,426,800
Nymex Holdings, Inc.                                  453           41,055
NYSE Euronext                                       4,323          266,772
T. Rowe Price Group, Inc.                           4,119          205,950
                                                              ------------
Total Diversified Financial Services                            26,636,908
--------------------------------------------------------------------------
Electric - 4.7%
Ameren Corp.                                       13,940          613,918
American Electric Power Co., Inc.                  19,585          815,324
Consolidated Edison, Inc.                          18,456          732,703
Constellation Energy Group, Inc.                    4,453          393,066
Dominion Resources, Inc.                           27,351        1,117,015
DTE Energy Co.                                     10,023          389,794
Duke Energy Corp.                                  77,030        1,374,986
Edison International(a)                             9,598          470,494
Entergy Corp.                                       6,908          753,525
Exelon Corp.                                       19,141        1,555,589
FirstEnergy Corp.                                  11,912          817,401
FPL Group, Inc.                                    13,591          852,699
PG&E Corp.                                         15,666          576,822
PPL Corp.                                          12,067          554,117
Progress Energy, Inc.                              18,423          768,239
Public Service Enterprise Group, Inc.(a)           17,710          711,765
Southern Co.                                       44,925        1,599,779
Xcel Energy, Inc.                                  23,782          474,451
                                                              ------------
Total Electric                                                  14,571,687
--------------------------------------------------------------------------
Electrical Components & Equipment - 0.4%
Emerson Electric Co.                               23,529        1,210,802
--------------------------------------------------------------------------
Electronics - 0.0%
Amphenol Corp. Class A                                498           18,551
--------------------------------------------------------------------------
Engineering & Construction - 0.0%
Fluor Corp.                                           694           97,965
--------------------------------------------------------------------------
Entertainment - 0.1%
International Game Technology                       5,747          231,087
--------------------------------------------------------------------------
Environmental Control - 0.2%
Waste Management, Inc.                             20,165          676,737
--------------------------------------------------------------------------
Food - 2.3%
Campbell Soup Co.                                  13,011          441,723
ConAgra Foods, Inc.                                21,021          503,453
General Mills, Inc.                                12,345          739,219
H.J. Heinz Co. Ltd.                                14,470          679,656
Kellogg Co.                                        12,803          672,926
Kraft Foods, Inc. Class A                          68,679        2,129,735
Kroger Co. (The)                                   10,058          255,473
Safeway, Inc.                                       4,976          146,046
Sara Lee Corp.                                     25,603          357,930
SYSCO Corp.                                        23,360          677,907
Wm. Wrigley Jr. Co.                                 5,627          353,601
                                                              ------------
Total Food                                                       6,957,669
--------------------------------------------------------------------------
Forest Products & Paper - 0.5%
International Paper Co.                            18,054          491,069
Plum Creek Timber Co., Inc.                         8,872          361,090
Weyerhaeuser Co.                                    9,770          635,441
                                                              ------------
Total Forest Products & Paper                                    1,487,600
--------------------------------------------------------------------------
Gas - 0.1%
Sempra Energy                                       7,352          391,715
--------------------------------------------------------------------------
Healthcare-Products - 2.8%
Baxter International, Inc.                         13,037          753,799
Becton Dickinson & Co.                              4,773          409,762
C.R. Bard, Inc.                                     1,020           98,328
Johnson & Johnson                                  98,913        6,416,487
Medtronic, Inc.                                    15,843          766,326
Stryker Corp.                                       1,725          112,211
                                                              ------------
Total Healthcare-Products                                        8,556,913
--------------------------------------------------------------------------
Healthcare-Services - 0.0%
Aetna, Inc.                                           497           20,919
Quest Diagnostics, Inc.                             1,968           89,091

                       See Notes to Financial Statements.

28  WisdomTree Domestic Dividend Funds

WisdomTree LargeCap Dividend Fund

March 31, 2008


-------------------------------------------------------------------------------
Investments                                            Shares          Value
-------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                 1,210     $     41,576
                                                                   ------------
Total Healthcare-Services                                               151,586
-------------------------------------------------------------------------------
Holding Companies-Diversified - 0.0%
Leucadia National Corp.                                  1,710           77,326
-------------------------------------------------------------------------------
Household Products/Wares - 0.6%
Clorox Co. (The)                                         4,825          273,288
Fortune Brands, Inc.                                     4,757          330,612
Kimberly-Clark Corp.                                    18,218        1,175,971
                                                                   ------------
Total Household Products/Wares                                        1,779,871
-------------------------------------------------------------------------------
Housewares - 0.1%
Newell Rubbermaid, Inc.                                 12,392          283,405
-------------------------------------------------------------------------------
Insurance - 3.2%
Allstate Corp. (The)                                    24,129        1,159,640
American Family Life Assurance Co., Inc.                 9,102          591,175
American International Group, Inc.                      49,572        2,143,988
AON Corp.                                                5,009          201,362
Assurant, Inc.                                           1,235           75,162
Chubb Corp. (The)                                       11,608          574,364
Cigna Corp.                                                150            6,086
CNA Financial Corp.                                      4,475          115,410
Genworth Financial, Inc. Class A                         9,543          216,054
Hartford Financial Services Group, Inc. (The)            9,918          751,487
Lincoln National Corp.                                  10,285          534,820
Loews Corp.                                              3,938          158,386
Marsh & McLennan Cos., Inc.(a)                          22,374          544,807
Metlife, Inc.                                           11,872          715,407
Principal Financial Group, Inc.                          5,122          285,398
Progressive Corp. (The)                                  1,870           30,051
Prudential Financial, Inc.                               7,845          613,871
Travelers Cos., Inc. (The)                              20,048          959,297
Unum Group                                               6,249          137,540
                                                                   ------------
Total Insurance                                                       9,814,305
-------------------------------------------------------------------------------
Investment Companies - 0.3%
American Capital Strategies Ltd.(a)                     30,806        1,052,333
-------------------------------------------------------------------------------
Iron/Steel - 0.2%
Allegheny Technologies, Inc.                             1,061           75,713
Nucor Corp.                                              3,160          214,058
United States Steel Corp.                                1,373          174,193
                                                                   ------------
Total Iron/Steel                                                        463,964
-------------------------------------------------------------------------------
Leisure Time - 0.1%
Harley-Davidson, Inc.                                    8,601          322,538
-------------------------------------------------------------------------------
Lodging - 0.1%
Marriott International, Inc. Class A                     4,188          143,900
Starwood Hotels & Resorts Worldwide, Inc.                4,746          245,605
                                                                   ------------
Total Lodging                                                           389,505
-------------------------------------------------------------------------------
Machinery-Construction & Mining - 0.5%
Caterpillar, Inc.(a)                                    18,087        1,416,031
-------------------------------------------------------------------------------
Machinery-Diversified - 0.3%
Cummins, Inc.                                            2,464          115,364
Deere & Co.                                              7,746          623,089
Rockwell Automation, Inc.                                3,624          208,090
                                                                   ------------
Total Machinery-Diversified                                             946,543
-------------------------------------------------------------------------------
Media - 1.4%
CBS Corp. Class B                                       32,497          717,534
Clear Channel Communications, Inc.                      14,823          433,128
Gannett Co., Inc.                                       14,372          417,507
McGraw-Hill Cos., Inc. (The)                             7,844          289,836
News Corp. Class A                                      17,392          326,100
News Corp. Class B                                       6,564          124,979
Time Warner, Inc.                                       74,592        1,045,779
Walt Disney Co. (The)(a)                                28,682          900,041
                                                                   ------------
Total Media                                                           4,254,904
-------------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.                                  136           13,883
-------------------------------------------------------------------------------
Mining - 1.7%
Alcoa, Inc.                                             22,517          811,963
Freeport-McMoRan Copper & Gold, Inc.                     6,887          662,667
Newmont Mining Corp.                                     4,984          225,775
Southern Copper Corp.                                   31,194        3,238,874
Vulcan Materials Co.                                     3,036          201,590
                                                                   ------------
Total Mining                                                          5,140,869
-------------------------------------------------------------------------------
Miscellaneous Manufacturing - 6.7%
3M Co.                                                  23,358        1,848,786
Danaher Corp.                                              671           51,016
Dover Corp.                                              4,873          203,594
Eaton Corp.                                              3,994          318,202
General Electric Co.                                   427,963       15,838,910
Honeywell International, Inc.                           17,891        1,009,410
Illinois Tool Works, Inc.                               15,495          747,324
ITT Industries, Inc.                                     2,238          115,951
Parker Hannifin Corp.                                    2,603          180,310
Textron, Inc.                                            4,692          260,031
                                                                   ------------
Total Miscellaneous Manufacturing                                    20,573,534
-------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
Pitney Bowes, Inc.                                      11,191          391,908
Xerox Corp.                                              5,380           80,539
                                                                   ------------
Total Office/Business Equipment                                         472,447
-------------------------------------------------------------------------------
Oil & Gas - 7.8%
Anadarko Petroleum Corp.                                 4,000          252,120
Apache Corp.                                             2,735          330,443
Chesapeake Energy Corp.                                  5,119          236,242
Chevron Corp.(a)                                        75,675        6,459,618
ConocoPhillips                                          43,853        3,342,037
Devon Energy Corp.                                       4,162          434,221
Diamond Offshore Drilling, Inc.                            508           59,131

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  29

WisdomTree LargeCap Dividend Fund

March 31, 2008


------------------------------------------------------------------------------
Investments                                           Shares          Value
------------------------------------------------------------------------------
ENSCO International, Inc.                                 436      $    27,302
EOG Resources, Inc.                                     1,522          182,640
Exxon Mobil Corp.                                     115,251        9,747,930
Hess Corp.                                              2,036          179,534
Marathon Oil Corp.                                     16,963          773,513
Murphy Oil Corp.                                        2,559          210,196
Noble Energy, Inc.                                      1,632          118,810
Occidental Petroleum Corp.                             15,598        1,141,306
Sunoco, Inc.                                            2,706          141,984
Valero Energy Corp.                                     5,746          282,186
XTO Energy, Inc.                                        6,653          411,555
                                                                   -----------
Total Oil & Gas                                                     24,330,768
------------------------------------------------------------------------------
Oil & Gas Services - 0.3%
Baker Hughes, Inc.                                      2,919          199,952
BJ Services Co.                                         3,381           96,392
Halliburton Co.                                        12,285          483,169
Smith International, Inc.                               1,054           67,698
                                                                   -----------
Total Oil & Gas Services                                               847,211
------------------------------------------------------------------------------
Pharmaceuticals - 7.5%
Abbott Laboratories                                    49,627        2,736,929
Allergan, Inc.                                          1,304           73,533
AmerisourceBergen Corp.                                 1,537           62,986
Bristol-Myers Squibb Co.                              106,241        2,262,933
Cardinal Health, Inc.                                   4,044          212,350
Eli Lilly & Co.                                        51,744        2,669,473
Merck & Co., Inc.                                      78,748        2,988,487
Pfizer, Inc.                                          473,610        9,912,657
Schering-Plough Corp.                                  19,073          274,842
Wyeth                                                  43,408        1,812,718
                                                                   -----------
Total Pharmaceuticals                                               23,006,908
------------------------------------------------------------------------------
Pipelines - 0.4%
El Paso Corp.                                           9,934          165,302
Questar Corp.                                           2,235          126,412
Spectra Energy Corp.(a)                                26,926          612,566
Williams Cos., Inc. (The)                               9,371          309,055
                                                                   -----------
Total Pipelines                                                      1,213,335
------------------------------------------------------------------------------
REITS - 2.2%
AvalonBay Communities, Inc.                             3,823          368,996
Boston Properties, Inc.                                 4,685          431,348
Equity Residential                                     19,157          794,824
General Growth Properties, Inc.                        16,183          617,705
HCP, Inc.                                              16,337          552,354
Host Hotels & Resorts, Inc.                            33,250          529,340
Kimco Realty Corp.                                     14,893          583,359
ProLogis                                               10,285          605,375
Public Storage, Inc.                                    6,198          549,267
Simon Property Group, Inc.(a)                          10,828        1,006,029
Vornado Realty Trust                                    8,638          744,682
                                                                   -----------
Total REITS                                                          6,783,279
------------------------------------------------------------------------------
Retail - 5.0%
Abercrombie & Fitch Co.                                 1,053           77,016
Best Buy Co., Inc.                                      6,074          251,828
Costco Wholesale Corp.                                  5,290          343,691
CVS Corp.                                              12,520          507,185
Gap, Inc. (The)                                        17,762          349,556
Home Depot, Inc. (The)                                 79,923        2,235,446
J.C. Penney Co., Inc.                                   6,088          229,578
Limited Brands, Inc.                                   17,428          298,019
Lowe's Cos., Inc.(a)                                   28,070          643,926
Macy's, Inc.                                           12,730          293,554
McDonald's Corp.                                       42,785        2,386,119
Nordstrom, Inc.                                         5,561          181,289
Staples, Inc.                                          12,270          271,290
SUPERVALU, Inc.                                         5,005          150,050
Target Corp.                                           11,527          584,188
TJX Cos., Inc.                                          7,694          254,441
Walgreen Co.                                           14,593          555,847
Wal-Mart Stores, Inc.                                 103,297        5,441,687
Yum! Brands, Inc.                                      11,684          434,762
                                                                   -----------
Total Retail                                                        15,489,472
------------------------------------------------------------------------------
Savings & Loans - 0.7%
Hudson City Bancorp, Inc.                              16,543          292,480
Washington Mutual, Inc.(a)                            189,478        1,951,624
                                                                   -----------
Total Savings & Loans                                                2,244,104
------------------------------------------------------------------------------
Semiconductors - 1.6%
Analog Devices, Inc.                                   10,347          305,443
Applied Materials, Inc.(a)                             24,979          487,340
Intel Corp.                                           158,883        3,365,142
KLA-Tencor Corp.                                        3,186          118,201
Texas Instruments, Inc.                                24,569          694,566
                                                                   -----------
Total Semiconductors                                                 4,970,692
------------------------------------------------------------------------------
Software - 2.0%
CA, Inc.                                                4,705          105,863
Fidelity National Information Services, Inc.            1,257           47,942
Microsoft Corp.                                       165,380        4,693,484
                                                                   -----------
Total Software                                                       4,847,289
------------------------------------------------------------------------------
Telecommunications - 6.5%
AT&T, Inc.                                            300,363       11,503,903
Corning, Inc.                                          18,425          442,937
Embarq Corp.                                           10,634          426,423
Harris Corp.                                            1,857           90,120
Motorola, Inc.                                         40,637          377,924
QUALCOMM, Inc.                                         31,949        1,309,909
Verizon Communications, Inc.                          159,068        5,798,029
                                                                   -----------
Total Telecommunications                                            19,949,245
------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.1%
Mattel, Inc.                                           19,476          387,572
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

30  WisdomTree Domestic Dividend Funds

Schedule of Investments  (concluded)

WisdomTree LargeCap Dividend Fund

March 31, 2008


-------------------------------------------------------------------------------
Investments                                            Shares         Value
-------------------------------------------------------------------------------
Transportation - 1.5%
Burlington Northern Santa Fe Corp.                      7,609      $    701,702
C.H. Robinson Worldwide, Inc.                           4,115           223,856
CSX Corp.                                               8,514           477,380
Expeditors International Washington, Inc.               1,827            82,544
FedEx Corp.                                             1,754           162,543
Norfolk Southern Corp.                                 11,353           616,695
Union Pacific Corp.                                     5,212           653,481
United Parcel Service, Inc. Class B                    22,257         1,625,206
                                                                   ------------
Total Transportation                                                  4,543,407
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $340,338,345)                                                307,331,847
===============================================================================
SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $373,210)                                      373,210           373,210
===============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 6.0%
MONEY MARKET FUNDS(c) - 6.0%
AIM Prime Portfolio, 2.73%                                  2                 2
UBS Private Money Market Fund LLC, 3.17%           18,394,141        18,394,141
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $18,394,143)(d)                                               18,394,143
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 105.8%
(Cost: $359,105,698)                                                326,099,200
Liabilities in Excess of Other Assets - (5.8)%                      (17,720,547)
                                                                   ------------
NET ASSETS - 100.0%                                                $308,378,653
===============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $17,616,667 and the total market value of the collateral held by the Fund was $18,394,143.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  31

Schedule of Investments

WisdomTree Dividend Top 100(SM) Fund

March 31, 2008


--------------------------------------------------------------------------
Investments                                       Shares         Value
--------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Agriculture - 3.4%
Altria Group, Inc.                                 23,287     $    516,971
Philip Morris International, Inc.*                 23,287        1,177,856
Reynolds American, Inc.                            34,789        2,053,595
UST, Inc.                                          35,807        1,952,198
                                                              ------------
Total Agriculture                                                5,700,620
--------------------------------------------------------------------------
Apparel - 0.9%
VF Corp.                                           18,711        1,450,290
--------------------------------------------------------------------------
Auto Manufacturers - 0.7%
General Motors Corp.(a)                            64,213        1,223,258
--------------------------------------------------------------------------
Banks - 20.7%
Bank of America Corp.                              67,565        2,561,389
BB&T Corp.                                         83,159        2,666,078
Comerica, Inc.                                     66,111        2,319,174
Fifth Third Bancorp                               123,248        2,578,348
KeyCorp                                           133,884        2,938,753
M&T Bank Corp.                                     20,054        1,613,946
Marshall & Ilsley Corp.                            75,887        1,760,578
National City Corp.                               280,697        2,792,934
PNC Financial Services Group, Inc. (The)           27,309        1,790,651
Regions Financial Corp.(a)                        123,413        2,437,407
SunTrust Banks, Inc.                               33,062        1,823,039
Synovus Financial Corp.                            66,996          740,976
U.S. Bancorp                                       77,756        2,516,184
UnionBanCal Corp.                                  39,774        1,952,108
Wachovia Corp.                                     76,854        2,075,058
Wells Fargo & Co.                                  60,357        1,756,389
                                                              ------------
Total Banks                                                     34,323,012
--------------------------------------------------------------------------
Beverages - 0.6%
Anheuser-Busch Cos., Inc.                          21,690        1,029,191
--------------------------------------------------------------------------
Building Materials - 1.1%
Masco Corp.                                        94,670        1,877,306
--------------------------------------------------------------------------
Chemicals - 3.6%
Dow Chemical Co. (The)                             45,616        1,680,950
E.I. du Pont de Nemours & Co.                      41,287        1,930,580
PPG Industries, Inc.                               20,121        1,217,522
Rohm & Haas Co.(a)                                 22,726        1,229,022
                                                              ------------
Total Chemicals                                                  6,058,074
--------------------------------------------------------------------------
Commercial Services - 0.7%
R.R. Donnelley & Sons Co.(a)                       35,811        1,085,431
--------------------------------------------------------------------------
Distribution/Wholesale - 0.7%
Genuine Parts Co.                                  30,051        1,208,651
--------------------------------------------------------------------------
Diversified Financial Services - 3.7%
Citigroup, Inc.                                   108,018        2,313,746
Federal National Mortgage Association(a)           47,809        1,258,333
Freddie Mac                                        42,894        1,086,076
JPMorgan Chase & Co.                               35,871        1,540,659
                                                              ------------
Total Diversified Financial Services                             6,198,814
--------------------------------------------------------------------------
Electric - 13.0%
Ameren Corp.                                       40,224        1,771,465
American Electric Power Co., Inc.                  34,301        1,427,951
Consolidated Edison, Inc.                          45,126        1,791,502
Dominion Resources, Inc.                           32,183        1,314,354
DTE Energy Co.                                     46,031        1,790,146
Duke Energy Corp.                                  98,339        1,755,351
Entergy Corp.                                      10,069        1,098,327
FirstEnergy Corp.                                  18,435        1,265,010
FPL Group, Inc.                                    15,472          970,713
PG&E Corp.                                         31,461        1,158,394
PPL Corp.                                          19,524          896,542
Progress Energy, Inc.                              47,582        1,984,168
Public Service Enterprise Group, Inc.              23,324          937,392
Southern Co.                                       49,801        1,773,414
Xcel Energy, Inc.                                  80,794        1,611,840
                                                              ------------
Total Electric                                                  21,546,569
--------------------------------------------------------------------------
Environmental Control - 0.9%
Waste Management, Inc.                             45,349        1,521,912
--------------------------------------------------------------------------
Food - 5.3%
Campbell Soup Co.                                  30,317        1,029,262
ConAgra Foods, Inc.                                56,439        1,351,714
General Mills, Inc.                                21,173        1,267,839
H.J. Heinz Co. Ltd.                                32,417        1,522,627
Kraft Foods, Inc. Class A                          45,183        1,401,125
Sara Lee Corp.                                     73,506        1,027,614
SYSCO Corp.                                        39,697        1,152,007
                                                              ------------
Total Food                                                       8,752,188
--------------------------------------------------------------------------
Forest Products & Paper - 2.5%
International Paper Co.                            45,046        1,225,251
Plum Creek Timber Co., Inc.                        36,839        1,499,347
Weyerhaeuser Co.                                   21,867        1,422,230
                                                              ------------
Total Forest Products & Paper                                    4,146,828
--------------------------------------------------------------------------
Healthcare-Products - 0.7%
Johnson & Johnson                                  16,723        1,084,821
--------------------------------------------------------------------------
Household Products/Wares - 1.4%
Clorox Co. (The)                                   17,314          980,665
Kimberly-Clark Corp.                               20,850        1,345,867
                                                              ------------
Total Household Products/Wares                                   2,326,532
--------------------------------------------------------------------------
Housewares - 0.8%
Newell Rubbermaid, Inc.(a)                         60,096        1,374,396
--------------------------------------------------------------------------
Insurance - 2.3%
Allstate Corp. (The)                               27,380        1,315,883
Lincoln National Corp.                             22,704        1,180,608

                       See Notes to Financial Statements.

32  WisdomTree Domestic Dividend Funds

Schedule of Investments  (concluded)

WisdomTree Dividend Top 100(SM) Fund

March 31, 2008


-------------------------------------------------------------------------------
Investments                                          Shares           Value
-------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.(a)                         56,579      $  1,377,698
                                                                   ------------
Total Insurance                                                       3,874,189
-------------------------------------------------------------------------------
Investment Companies - 3.2%
American Capital Strategies Ltd.(a)                   156,091         5,332,069
-------------------------------------------------------------------------------
Leisure Time - 0.6%
Harley-Davidson, Inc.                                  25,553           958,238
-------------------------------------------------------------------------------
Media - 1.8%
CBS Corp. Class B                                      68,363         1,509,455
Gannett Co., Inc.                                      51,786         1,504,383
                                                                   ------------
Total Media                                                           3,013,838
-------------------------------------------------------------------------------
Mining - 2.2%
Southern Copper Corp.(a)                               34,933         3,627,093
-------------------------------------------------------------------------------
Miscellaneous Manufacturing - 0.9%
General Electric Co.                                   42,314         1,566,041
-------------------------------------------------------------------------------
Office/Business Equipment - 0.9%
Pitney Bowes, Inc.                                     44,625         1,562,768
-------------------------------------------------------------------------------
Oil & Gas - 0.7%
Chevron Corp.                                          12,815         1,093,888
-------------------------------------------------------------------------------
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.                               72,400         1,542,120
Eli Lilly & Co.                                        30,340         1,565,241
Merck & Co., Inc.                                      19,692           747,311
Pfizer, Inc.                                          107,891         2,258,159
                                                                   ------------
Total Pharmaceuticals                                                 6,112,831
-------------------------------------------------------------------------------
Pipelines - 0.9%
Spectra Energy Corp.                                   63,959         1,455,067
-------------------------------------------------------------------------------
REITS - 12.6%
AvalonBay Communities, Inc.(a)                         17,329         1,672,595
Boston Properties, Inc.                                13,485         1,241,564
Equity Residential                                     64,840         2,690,212
General Growth Properties, Inc.                        53,103         2,026,942
HCP, Inc.                                              85,083         2,876,655
Host Hotels & Resorts, Inc.                           116,291         1,851,353
Kimco Realty Corp.                                     55,000         2,154,350
ProLogis                                               21,779         1,281,912
Public Storage, Inc.                                   16,136         1,429,972
Simon Property Group, Inc.                             19,210         1,784,801
Vornado Realty Trust                                   22,122         1,907,138
                                                                   ------------
Total REITS                                                          20,917,494
-------------------------------------------------------------------------------
Retail - 2.5%
Home Depot, Inc. (The)(a)                              59,660         1,668,690
Limited Brands, Inc.                                   80,200         1,371,420
McDonald's Corp.                                       19,770         1,102,573
                                                                   ------------
Total Retail                                                          4,142,683
-------------------------------------------------------------------------------
Savings & Loans - 0.8%
Washington Mutual, Inc.(a)                            131,699         1,356,500
-------------------------------------------------------------------------------
Software - 1.4%
Automatic Data Processing, Inc.                        26,534         1,124,776
Paychex, Inc.                                          36,948         1,265,839
                                                                   ------------
Total Software                                                        2,390,615
-------------------------------------------------------------------------------
Telecommunications - 3.1%
AT&T, Inc.                                             45,780         1,753,374
Embarq Corp.                                           49,178         1,972,037
Verizon Communications, Inc.                           41,210         1,502,105
                                                                   ------------
Total Telecommunications                                              5,227,516
-------------------------------------------------------------------------------
Toys/Games/Hobbies - 1.1%
Mattel, Inc.                                           87,850         1,748,215
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $200,330,944)                                                165,286,938
===============================================================================
SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $280,965)                                      280,965           280,965
===============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 8.4%
MONEY MARKET FUNDS(c) - 8.4%
UBS Enhanced Yield Portfolio, 3.09%                         1                 1
UBS Private Money Market Fund LLC, 3.17%           14,008,299        14,008,299
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SERCURITIES LOANED
(Cost: $14,008,300)(d)                                               14,008,300
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 108.0%
(Cost: $214,620,209)                                                179,576,203
Liabilities in Excess of Other Assets - (8.0)%                      (13,371,089)
                                                                   ------------
NET ASSETS - 100.0%                                                $166,205,114
===============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $13,425,023 and the total market value of the collateral held by the Fund was $14,008,300.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  33

Schedule of Investments

WisdomTree MidCap Dividend Fund

March 31, 2008


-------------------------------------------------------------------------
Investments                                       Shares         Value
-------------------------------------------------------------------------
COMMON STOCKS - 99.2%
Aerospace/Defense - 0.1%
Curtiss-Wright Corp.                                 848     $     35,175
DRS Technologies, Inc.                               274           15,969
                                                             ------------
Total Aerospace/Defense                                            51,144
-------------------------------------------------------------------------
Airlines - 0.0%
Skywest, Inc.                                        900           19,008
-------------------------------------------------------------------------
Auto Manufacturers - 0.1%
Oshkosh Truck Corp.                                1,998           72,487
-------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
BorgWarner, Inc.                                   3,426          147,421
WABCO Holdings, Inc.                               1,304           59,488
                                                             ------------
Total Auto Parts & Equipment                                      206,909
-------------------------------------------------------------------------
Banks - 7.0%
Associated Banc-Corp                              18,893          503,121
BancorpSouth, Inc.                                 9,475          219,441
Bank of Hawaii Corp.                               5,529          274,017
BOK Financial Corp.                                3,285          171,576
City National Corp.                                4,701          232,511
Colonial BancGroup, Inc. (The)(a)                 26,391          254,145
Commerce Bancshares, Inc.                          5,011          210,612
Cullen/Frost Bankers, Inc.                         5,886          312,193
East West Bancorp, Inc.                            3,205           56,889
First Horizon National Corp.(a)                   39,039          546,936
FirstMerit Corp.                                  15,096          311,883
Fulton Financial Corp.                            30,220          371,404
Huntington Bancshares, Inc.(a)                    88,765          954,225
TCF Financial Corp.(a)                            22,032          394,813
UCBH Holdings, Inc.                                2,765           21,456
Valley National Bancorp                           17,443          335,080
Webster Financial Corp.                            6,342          176,752
Whitney Holding Corp.                              9,863          244,504
Wilmington Trust Corp.                             8,452          262,857
Zions Bancorp(a)                                  12,299          560,220
                                                             ------------
Total Banks                                                     6,414,635
-------------------------------------------------------------------------
Beverages - 0.7%
Brown-Forman Corp. Class A                         3,332          230,708
Brown-Forman Corp. Class B                         4,014          265,807
PepsiAmericas, Inc.                                6,340          161,860
                                                             ------------
Total Beverages                                                   658,375
-------------------------------------------------------------------------
Building Materials - 0.4%
Eagle Materials, Inc.                              3,064          108,925
Lennox International, Inc.                         2,921          105,068
Martin Marietta Materials, Inc.(a)                 1,390          147,577
Texas Industries, Inc.                               384           23,082
                                                             ------------
Total Building Materials                                          384,652
-------------------------------------------------------------------------
Chemicals - 3.4%
Airgas, Inc.                                       1,939           88,166
Albemarle Corp.                                    3,053          111,496
Ashland, Inc.                                      4,679          221,317
Cabot Corp.                                        4,424          123,872
Celanese Corp. Series A                            1,977           77,202
CF Industries Holdings, Inc.                         152           15,750
Chemtura Corp.                                    19,868          145,831
Cytec Industries, Inc.                             1,009           54,335
Eastman Chemical Co.                               7,344          458,633
FMC Corp.                                          1,874          103,988
Hercules, Inc.                                     3,862           70,636
Huntsman Corp.                                    11,354          267,387
International Flavors & Fragrances, Inc.           4,976          219,193
Lubrizol Corp.                                     4,348          241,357
RPM International, Inc.                           14,916          312,341
Sigma-Aldrich Corp.                                3,609          215,277
Valhi, Inc.(a)                                     8,539          199,727
Valspar Corp. (The)                                7,517          149,137
                                                             ------------
Total Chemicals                                                 3,075,645
-------------------------------------------------------------------------
Coal - 0.3%
Arch Coal, Inc.                                    3,095          134,632
Foundation Coal Holdings, Inc.                       567           28,537
Massey Energy Co.                                  1,427           52,086
Walter Industries, Inc.                              938           58,747
                                                             ------------
Total Coal                                                        274,002
-------------------------------------------------------------------------
Commercial Services - 2.4%
Corporate Executive Board Co.                      2,830          114,558
Deluxe Corp.                                       5,348          102,735
DeVry, Inc.                                          504           21,087
Equifax, Inc.                                      1,834           63,236
H&R Block, Inc.                                   31,933          662,930
Interactive Data Corp.                             4,690          133,524
Manpower, Inc.                                     3,297          185,490
Pharmaceutical Product Development, Inc.           3,767          157,837
Robert Half International, Inc.                    7,756          199,640
Rollins, Inc.                                      3,509           62,074
Service Corp. International                       10,423          105,689
Sotheby's Class A                                  3,374           97,542
Strayer Education, Inc.                              396           60,390
Watson Wyatt Worldwide, Inc. Class A                 899           51,018
Weight Watchers International, Inc.                3,810          176,518
                                                             ------------
Total Commercial Services                                       2,194,268
-------------------------------------------------------------------------
Computers - 0.4%
Diebold, Inc.                                      6,351          238,481
Factset Research Systems, Inc.                     1,244           67,014
Jack Henry & Associates, Inc.                      2,823           69,643
                                                             ------------
Total Computers                                                   375,138
-------------------------------------------------------------------------
Cosmetics/Personal Care - 0.3%
Alberto-Culver Co.                                 2,776           76,090
Estee Lauder Cos., Inc. (The) Class A              4,626          212,102
Total Cosmetics/Personal Care                                     288,192
-------------------------------------------------------------------------

                       See Notes to Financial Statements.

34  WisdomTree Domestic Dividend Funds

WisdomTree MidCap Dividend Fund

March 31, 2008


-------------------------------------------------------------------------
Investments                                       Shares        Value
-------------------------------------------------------------------------
Distribution/Wholesale - 0.4%
Fastenal Co.                                        5,425    $    249,170
Owens & Minor, Inc.                                 2,143          84,306
                                                             ------------
Total Distribution/Wholesale                                      333,476
-------------------------------------------------------------------------
Diversified Financial Services - 2.6%
CIT Group, Inc.                                    25,487         302,021
Countrywide Financial Corp.                       122,878         675,828
Eaton Vance Corp.                                   4,917         150,018
Federated Investors, Inc. Class B                   6,629         259,592
Greenhill & Co., Inc.(a)                            1,859         129,312
Janus Capital Group, Inc.                             678          15,777
Jefferies Group, Inc.                               8,618         139,008
National Financial Partners Corp.(a)                2,319          52,108
optionsXpress Holdings, Inc.                        1,583          32,784
Raymond James Financial, Inc.                       5,112         117,474
Student Loan Corp. (The)                            3,077         304,315
Waddell & Reed Financial, Inc. Class A              5,089         163,510
                                                             ------------
Total Diversified Financial Services                            2,341,747
-------------------------------------------------------------------------
Electric - 9.3%
Alliant Energy Corp.(a)                            10,673         373,662
CenterPoint Energy, Inc.(a)                        38,474         549,024
Cleco Corp.                                         6,276         139,202
CMS Energy Corp.                                    8,030         108,726
DPL, Inc.                                          12,766         327,320
Energy East Corp.(a)                               22,993         554,591
Great Plains Energy, Inc.(a)                       15,528         382,765
Hawaiian Electric Industries, Inc.                 14,263         340,458
Integrys Energy Group, Inc.(a)                     12,650         589,995
ITC Holdings Corp.                                  2,839         147,798
MDU Resources Group, Inc.                          12,411         304,690
Northeast Utilities                                12,587         308,885
NSTAR                                              13,219         402,254
OGE Energy Corp.                                   11,099         345,956
Ormat Technologies, Inc.                              506          21,763
Pepco Holdings, Inc.                               22,774         562,973
Pinnacle West Capital Corp.                        15,882         557,141
PNM Resources, Inc.                                10,132         126,346
Portland General Electric Co.                       6,965         157,061
Puget Energy, Inc.                                 13,538         350,228
SCANA Corp.                                        15,332         560,845
Sierra Pacific Resources                           13,346         168,560
TECO Energy, Inc.                                  30,501         486,491
Westar Energy, Inc.                                13,235         301,361
Wisconsin Energy Corp.                              7,535         331,465
                                                             ------------
Total Electric                                                  8,499,560
-------------------------------------------------------------------------
Electrical Components & Equipment - 0.5%
AMETEK, Inc.                                        1,772          77,809
Belden CDT, Inc.                                      642          22,675
Hubbell, Inc. Class B                               4,034         176,246
Molex, Inc.                                         5,253         121,659
Molex, Inc. Class A                                 4,517          98,742
                                                             ------------
Total Electrical Components & Equipment                           497,131
-------------------------------------------------------------------------
Electronics - 0.8%
Applera Corp.                                       2,729          89,675
AVX Corp.                                           6,262          80,216
Brady Corp. Class A                                 2,642          88,322
Gentex Corp.                                       11,157         191,342
Jabil Circuit, Inc.                                10,560          99,898
National Instruments Corp.                          3,109          81,269
PerkinElmer, Inc.                                   4,223         102,408
Woodward Governor Co.                               1,368          36,553
                                                             ------------
Total Electronics                                                 769,683
-------------------------------------------------------------------------
Engineering & Construction - 0.1%
Granite Construction, Inc.                          1,718          56,196
-------------------------------------------------------------------------
Entertainment - 0.6%
Regal Entertainment Group Class A(a)               26,957         520,001
-------------------------------------------------------------------------
Environmental Control - 0.6%
Mine Safety Appliances Co.                          1,927          79,373
Nalco Holding Co.                                   2,690          56,894
Republic Services, Inc.                            12,703         371,435
                                                             ------------
Total Environmental Control                                       507,702
-------------------------------------------------------------------------
Food - 2.6%
Corn Products International, Inc.                   2,756         102,358
Del Monte Foods Co.                                11,723         111,720
Flowers Foods, Inc.                                 5,984         148,104
Hershey Co. (The)                                  16,264         612,665
Hormel Foods Corp.                                  8,004         333,447
J.M. Smucker Co. (The)                              4,382         221,773
McCormick & Co., Inc.                               8,404         310,696
Pilgrim's Pride Corp.                                 735          14,869
Ruddick Corp.                                       2,034          74,973
Seaboard Corp.                                          8          12,520
Tyson Foods, Inc. Class A                           9,903         157,953
Whole Foods Market, Inc.(a)                         8,651         285,223
                                                             ------------
Total Food                                                      2,386,301
-------------------------------------------------------------------------
Forest Products & Paper - 1.4%
MeadWestvaco Corp.(a)                              17,282         470,417
Potlatch Corp.                                      5,342         220,464
Rayonier, Inc.                                     10,803         469,282
Temple-Inland, Inc.                                12,170         154,802
                                                             ------------
Total Forest Products & Paper                                   1,314,965
-------------------------------------------------------------------------
Gas - 3.2%
AGL Resources, Inc.(a)                             11,039         378,858
Atmos Energy Corp.                                 13,527         344,939
Energen Corp.                                       1,554          96,814
Nicor, Inc.                                         6,234         208,901
NiSource, Inc.                                     43,833         755,682
Piedmont Natural Gas Co., Inc.(a)                   8,885         233,320
Southern Union Co.                                  7,827         182,134
UGI Corp.                                           9,562         238,285
Vectren Corp.                                      10,822         290,354

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  35

WisdomTree MidCap Dividend Fund

March 31, 2008


----------------------------------------------------------------------------
Investments                                          Shares        Value
----------------------------------------------------------------------------
WGL Holdings, Inc.                                    6,648     $    213,135
                                                                ------------
Total Gas                                                          2,942,422
----------------------------------------------------------------------------
Hand/Machine Tools - 1.2%
Black & Decker Corp. (The)                            4,630          306,043
Kennametal, Inc.                                      3,047           89,673
Lincoln Electric Holdings, Inc.                       2,003          129,173
Snap-On, Inc.                                         4,647          236,300
Stanley Works (The)                                   6,753          321,578
                                                                ------------
Total Hand/Machine Tools                                           1,082,767
----------------------------------------------------------------------------
Healthcare-Products - 0.5%
Beckman Coulter, Inc.                                 1,840          118,772
Cooper Cos., Inc. (The)                                 196            6,748
DENTSPLY International, Inc.                          1,982           76,505
Hillenbrand Industries, Inc.*                         4,140          197,893
STERIS Corp.                                          1,693           45,423
                                                                ------------
Total Healthcare-Products                                            445,341
----------------------------------------------------------------------------
Healthcare-Services - 0.6%
Brookdale Senior Living, Inc.(a)                     21,774          520,399
Universal Health Services, Inc. Class B               1,022           54,871
                                                                ------------
Total Healthcare-Services                                            575,270
----------------------------------------------------------------------------
Home Builders - 2.0%
Centex Corp.                                          2,645           64,035
D.R. Horton, Inc.                                    45,852          722,169
KB Home(a)                                           13,143          325,026
Lennar Corp. Class A                                 15,733          295,938
MDC Holdings, Inc.                                    3,926          171,920
Pulte Homes, Inc.                                    12,896          187,637
Thor Industries, Inc.                                 1,440           42,869
                                                                ------------
Total Home Builders                                                1,809,594
----------------------------------------------------------------------------
Home Furnishings - 0.5%
Harman International Industries, Inc.                   146            6,357
Tempur-Pedic International, Inc.(a)                   2,614           28,754
Whirlpool Corp.                                       5,281          458,285
                                                                ------------
Total Home Furnishings                                               493,396
----------------------------------------------------------------------------
Household Products/Wares - 1.0%
Avery Dennison Corp.(a)                              10,871          535,398
Church & Dwight Co., Inc.                             1,181           64,057
Scotts Miracle-Gro Co. (The) Class A                  2,824           91,554
Tupperware Brands Corp.                               5,093          196,997
                                                                ------------
Total Household Products/Wares                                       888,006
----------------------------------------------------------------------------
Housewares - 0.1%
Toro Co. (The)                                        1,109           45,902
----------------------------------------------------------------------------
Insurance - 6.8%
Alfa Corp.                                            5,608          123,264
AMBAC Financial Group, Inc.                           9,842           56,592
American Financial Group, Inc.                        6,388          163,277
American National Insurance Co.                       2,216          236,447
Arthur J. Gallagher & Co.                            14,702          347,261
Brown & Brown, Inc.                                   5,264           91,488
Cincinnati Financial Corp.                           19,168          729,151
Commerce Group, Inc.                                  6,404          230,928
Delphi Financial Group, Inc. Class A                  1,426           41,682
Erie Indemnity Co. Class A                            5,240          268,236
Fidelity National Title Group, Inc. Class A          55,307        1,013,777
First American Corp.                                  7,728          262,288
Hanover Insurance Group, Inc. (The)                   1,495           61,504
HCC Insurance Holdings, Inc.                          5,513          125,090
Mercury General Corp.                                 7,297          323,330
MGIC Investment Corp.(a)                              1,161           12,225
Nationwide Financial Services, Inc. Class A           3,621          171,201
Odyssey Re Holdings Corp.                             1,447           53,177
Old Republic International Corp.                     31,903          411,868
Protective Life Corp.                                 4,945          200,569
Reinsurance Group of America, Inc.                    1,340           72,950
Safeco Corp.                                          8,823          387,153
StanCorp Financial Group, Inc.                        2,222          106,012
Torchmark Corp.                                       2,544          152,920
Transatlantic Holdings, Inc.                          1,890          125,402
Unitrin, Inc.                                         8,402          296,927
W.R. Berkley Corp.                                    3,986          110,372
Wesco Financial Corp.                                    80           32,320
                                                                ------------
Total Insurance                                                    6,207,411
----------------------------------------------------------------------------
Investment Companies - 2.0%
Allied Capital Corp.(a)                              59,685        1,099,995
Apollo Investment Corp.(a)                           47,982          759,555
                                                                ------------
Total Investment Companies                                         1,859,550
----------------------------------------------------------------------------
Iron/Steel - 0.5%
Carpenter Technology Corp.                            1,268           70,970
Cleveland-Cliffs, Inc.                                  728           87,229
Reliance Steel & Aluminum Co.                         1,500           89,790
Steel Dynamics, Inc.                                  4,796          158,460
                                                                ------------
Total Iron/Steel                                                     406,449
----------------------------------------------------------------------------
Leisure Time - 0.3%
Brunswick Corp.                                       9,225          147,324
Polaris Industries, Inc.(a)                           3,234          132,626
                                                                ------------
Total Leisure Time                                                   279,950
----------------------------------------------------------------------------
Lodging - 0.4%
Ameristar Casinos, Inc.                               2,667           48,673
Boyd Gaming Corp.                                     4,679           93,580
Choice Hotels International, Inc.                     3,992          136,167
Wyndham Worldwide Corp                                3,562           73,662
                                                                ------------
Total Lodging                                                        352,082
----------------------------------------------------------------------------
Machinery-Construction & Mining - 0.3%
Bucyrus International, Inc. Class A                     248           25,209
Joy Global, Inc.                                      3,495          227,734
                                                                ------------
Total Machinery-Construction & Mining                                252,943
----------------------------------------------------------------------------

                       See Notes to Financial Statements.

36  WisdomTree Domestic Dividend Funds

WisdomTree MidCap Dividend Fund

March 31, 2008


------------------------------------------------------------------------------
Investments                                            Shares        Value
------------------------------------------------------------------------------
Machinery-Diversified - 0.5%
Flowserve Corp.                                         1,118     $    116,697
Graco, Inc.                                             3,594          130,319
IDEX Corp.                                              3,544          108,765
Manitowoc Co., Inc. (The)                                 735           29,988
Nordson Corp.                                           1,376           74,098
Wabtec Corp.                                              178            6,703
                                                                  ------------
Total Machinery-Diversified                                            466,570
------------------------------------------------------------------------------
Media - 1.1%
CBS Corp. Class A                                       7,285          160,999
E.W. Scripps Co. (The) Class A                          5,270          221,393
John Wiley & Sons, Inc. Class A                         1,614           64,076
Meredith Corp.                                          1,668           63,801
New York Times Co. (The) Class A(a)                    24,680          465,957
                                                                  ------------
Total Media                                                            976,226
------------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.6%
Commercial Metals Co.                                   4,470          133,966
Quanex Corp.                                            1,290           66,745
Timken Co. (The)                                        6,627          196,953
Valmont Industries, Inc.                                  413           36,299
Worthington Industries, Inc.(a)                         8,755          147,697
                                                                  ------------
Total Metal Fabricate/Hardware                                         581,660
------------------------------------------------------------------------------
Mining - 0.1%
Titanium Metals Corp.                                   5,682           85,514
------------------------------------------------------------------------------
Miscellaneous Manufacturing - 2.8%
Actuant Corp. Class A                                     300            9,063
Acuity Brands, Inc.                                     1,934           83,065
AptarGroup, Inc.                                        2,735          106,474
Barnes Group, Inc.                                      3,146           72,201
Brink's Co. (The)                                         988           66,374
Carlisle Cos., Inc.                                     3,002          100,387
CLARCOR, Inc.                                           1,455           51,725
Crane Co.                                               3,147          126,981
Donaldson Co., Inc.                                     2,222           89,502
Eastman Kodak Co.                                      20,695          365,681
Harsco Corp.                                            3,319          183,806
Leggett & Platt, Inc.(a)                               28,706          437,766
Pall Corp.                                              4,786          167,845
Pentair, Inc.(a)                                        5,704          181,958
Roper Industries, Inc.                                  1,319           78,401
SPX Corp.                                               1,671          175,288
Teleflex, Inc.                                          2,718          129,676
Trinity Industries, Inc.                                2,917           77,738
                                                                  ------------
Total Miscellaneous Manufacturing                                    2,503,931
------------------------------------------------------------------------------
Office Furnishings - 0.2%
Herman Miller, Inc.                                     2,544           62,506
HNI Corp.(a)                                            3,187           85,699
                                                                  ------------
Total Office Furnishings                                               148,205
------------------------------------------------------------------------------
Oil & Gas - 1.5%
Berry Petroleum Co. Class A                               956           44,444
Cabot Oil & Gas Corp.                                     956           48,603
Cimarex Energy Co.                                      1,030           56,382
Crosstex Energy, Inc.                                   3,665          124,427
Frontier Oil Corp.                                      1,505           41,026
Helmerich & Payne, Inc.                                 1,620           75,929
Holly Corp.                                             1,729           75,056
Patterson-UTI Energy, Inc.                             12,474          326,570
Penn Virginia Corp.                                       546           24,073
Pioneer Natural Resources Co.                           2,254          110,716
Range Resources Corp.                                   1,013           64,275
Rowan Cos., Inc.                                        3,846          158,379
St. Mary Land & Exploration Co.                           500           19,250
Tesoro Corp.                                            3,608          108,240
W&T Offshore, Inc.                                      1,077           36,736
Western Refining, Inc.                                  1,821           24,529
                                                                  ------------
Total Oil & Gas                                                      1,338,635
------------------------------------------------------------------------------
Oil & Gas Services - 0.1%
Tidewater, Inc.                                         2,016          111,102
------------------------------------------------------------------------------
Packaging & Containers - 1.5%
Ball Corp.                                              2,820          129,551
Bemis Co.                                              10,388          264,167
Packaging Corp. of America                             14,888          332,448
Sealed Air Corp.                                        9,094          229,624
Silgan Holdings, Inc.                                   1,451           72,013
Sonoco Products Co.                                    10,317          295,376
                                                                  ------------
Total Packaging & Containers                                         1,323,179
------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
Omnicare, Inc.                                          1,489           27,040
Perrigo Co.                                             1,787           67,424
                                                                  ------------
Total Pharmaceuticals                                                   94,464
------------------------------------------------------------------------------
Pipelines - 1.3%
Equitable Resources, Inc.                               6,425          378,433
National Fuel Gas Co.                                   6,865          324,097
ONEOK, Inc.                                            10,754          479,950
                                                                  ------------
Total Pipelines                                                      1,182,480
------------------------------------------------------------------------------
Real Estate - 0.2%
Forest City Enterprises, Inc. Class A                   1,750           64,400
Jones Lang LaSalle, Inc.                                1,678          129,777
                                                                  ------------
Total Real Estate                                                      194,177
------------------------------------------------------------------------------
REITS - 21.6%
Alexandria Real Estate Equities, Inc.                   3,056          283,352
AMB Property Corp.                                     11,466          623,980
Apartment Investment & Management Co. Class A          20,249          725,117
Brandywine Realty Trust(a)                             26,552          450,322
BRE Properties, Inc.                                    8,563          390,130
Camden Property Trust(a)                               10,481          526,146

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  37

WisdomTree MidCap Dividend Fund

March 31, 2008


-------------------------------------------------------------------------------
Investments                                            Shares           Value
-------------------------------------------------------------------------------
CapitalSource, Inc.(a)                                  90,812     $    878,151
CBL & Associates Properties, Inc.                       18,286          430,270
Corporate Office Properties Trust                        6,296          211,609
DCT Industrial Trust, Inc.                              36,540          363,938
Developers Diversified Realty Corp.                     26,027        1,090,010
DiamondRock Hospitality Co.                             18,346          232,444
Digital Realty Trust, Inc.                               6,656          236,288
Douglas Emmett, Inc.                                    10,792          238,072
Duke Realty Corp.                                       34,397          784,596
Equity One, Inc.                                        12,422          297,755
Essex Property Trust, Inc.                               3,019          344,106
Federal Realty Investment Trust                          5,360          417,812
First Industrial Realty Trust, Inc.(a)                  11,524          355,976
Health Care REIT, Inc.                                  15,981          721,223
Highwoods Properties, Inc.                               9,965          309,613
Hospitality Properties Trust                            27,668          941,264
HRPT Properties Trust                                   79,919          537,855
iStar Financial, Inc.(a)                                52,131          731,398
Kilroy Realty Corp.                                      4,301          211,222
Liberty Property Trust                                  25,343          788,421
Macerich Co. (The)                                      10,283          722,586
Mack-Cali Realty Corp.                                  17,005          607,249
National Retail Properties, Inc.                        13,990          308,480
Nationwide Health Properties, Inc.                      15,641          527,884
Realty Income Corp.(a)                                  19,135          490,239
Regency Centers Corp.                                    9,150          592,554
Senior Housing Properties Trust                         16,506          391,192
SL Green Realty Corp.                                    6,337          516,275
Taubman Centers, Inc.                                    4,924          256,540
UDR, Inc.                                               27,896          684,010
Ventas, Inc.                                            19,198          862,182
Weingarten Realty Investors                             16,179          557,205
                                                                   ------------
Total REITS                                                          19,637,466
-------------------------------------------------------------------------------
Retail - 3.2%
Advance Auto Parts, Inc.                                 2,107           71,743
American Eagle Outfitters, Inc.                         12,947          226,701
Barnes & Noble, Inc.                                     3,495          107,122
Brinker International, Inc.                              7,521          139,515
Burger King Holdings, Inc.                               3,924          108,538
Columbia Sportswear Co.(a)                               1,556           68,511
Darden Restaurants, Inc.                                11,335          368,953
Family Dollar Stores, Inc.                              10,845          211,478
Foot Locker, Inc.                                       18,712          220,240
Guess ?, Inc.                                            2,289           92,636
Liz Claiborne, Inc.                                      3,146           57,100
Longs Drug Stores Corp.                                  1,321           56,090
Men's Wearhouse, Inc. (The)                              1,372           31,926
MSC Industrial Direct Co. Class A                        2,556          107,991
OfficeMax, Inc.                                          6,649          127,262
Penske Auto Group, Inc.                                  5,878          114,386
PetSmart, Inc.                                           1,913           39,102
Phillips-Van Heusen Corp.                                  632           23,965
Polo Ralph Lauren Corp.                                    541           31,535
RadioShack Corp.                                         5,938           96,493
Ross Stores, Inc.                                        5,268          157,829
Tiffany & Co.                                            5,684          237,818
Wendy's International, Inc.                              5,128          118,252
Williams-Sonoma, Inc.(a)                                 6,036          146,313
                                                                   ------------
Total Retail                                                          2,961,499
-------------------------------------------------------------------------------
Savings & Loans - 3.1%
Astoria Financial Corp.                                 13,696          371,983
Capitol Federal Financial                               15,171          568,609
New York Community Bancorp, Inc.                        59,752        1,088,682
People's United Financial, Inc.                         33,369          577,617
Washington Federal, Inc.                                11,076          252,976
                                                                   ------------
Total Savings & Loans                                                 2,859,867
-------------------------------------------------------------------------------
Semiconductors - 2.6%
Altera Corp.                                             8,920          164,396
Intersil Corp. Class A                                   6,806          174,710
Linear Technology Corp.                                 16,585          508,993
Microchip Technology, Inc.(a)                           26,805          877,327
National Semiconductor Corp.                             8,972          164,367
Xilinx, Inc.                                            20,886          496,043
                                                                   ------------
Total Semiconductors                                                  2,385,836
-------------------------------------------------------------------------------
Software - 0.6%
Broadridge Financial Solutions, Inc.                     4,754           83,670
Dun & Bradstreet Corp.                                   2,102          171,061
Fair Isaac Corp.                                           335            7,209
Global Payments, Inc.                                      482           19,936
IMS Health, Inc.                                         3,290           69,123
SEI Investments Co.                                      2,844           70,218
Total System Services, Inc.                              6,832          161,645
                                                                   ------------
Total Software                                                          582,862
-------------------------------------------------------------------------------
Telecommunications - 2.8%
CenturyTel, Inc.                                         2,181           72,496
Citizens Communications Co.                             82,635          866,841
Telephone & Data Systems, Inc.                           1,019           40,016
Telephone & Data Systems, Inc. Special Shares            1,218           45,431
Virgin Media, Inc.                                       9,546          134,312
Windstream Corp.                                       118,543        1,416,590
                                                                   ------------
Total Telecommunications                                              2,575,686
-------------------------------------------------------------------------------
Textiles - 0.2%
Cintas Corp.                                             6,280          179,231
-------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.3%
Hasbro, Inc.                                            11,433          318,981
-------------------------------------------------------------------------------
Transportation - 0.8%
Alexander & Baldwin, Inc.                                3,064          131,997
Con-way, Inc.                                            1,383           68,431
JB Hunt Transport Services, Inc.                         5,406          169,911
Landstar System, Inc.                                      648           33,800
Overseas Shipholding Group, Inc.                         1,716          120,189

                       See Notes to Financial Statements.

38  WisdomTree Domestic Dividend Funds

Schedule of Investments  (concluded)

WisdomTree MidCap Dividend Fund

March 31, 2008


-------------------------------------------------------------------------------
Investments                                             Shares         Value
-------------------------------------------------------------------------------
Ryder System, Inc.                                       3,443     $    209,712
                                                                   ------------
Total Transportation                                                    734,040
-------------------------------------------------------------------------------
Trucking & Leasing - 0.2%
GATX Corp.                                               4,026          157,296
-------------------------------------------------------------------------------
Water - 0.2%
Aqua America, Inc.(a)                                    9,827          184,551
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $108,114,492)                                                 90,465,758
===============================================================================
SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $267,792)                                       267,792          267,792
===============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 14.3%
MONEY MARKET FUNDS(c) - 14.3%
AIM Prime Portfolio, 2.73%                                  71               71
UBS Enhanced Yield Portfolio, 3.09%                          1                1
UBS Private Money Market Fund LLC, 3.17%            13,076,089       13,076,089
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $13,076,161)(d)                                               13,076,161
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 113.8%
(Cost: $121,458,445)                                                103,809,711
Liabilities in Excess of Other Assets - (13.8)%                     (12,611,456)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 91,198,255
===============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $12,474,445 and the total market value of the collateral held by the Fund was $13,076,161.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  39

Schedule of Investments

WisdomTree SmallCap Dividend Fund

March 31, 2008


-----------------------------------------------------------------------------
Investments                                           Shares         Value
-----------------------------------------------------------------------------
COMMON STOCKS - 98.7%
Advertising - 0.1%
Harte-Hanks, Inc.                                      7,684      $   105,041
Marchex, Inc., Class B(a)                              1,236           12,335
                                                                  -----------
Total Advertising                                                     117,376
-----------------------------------------------------------------------------
Aerospace/Defense - 0.2%
HEICO Corp.                                              199            9,701
HEICO Corp. Class A                                      221            8,670
Kaman Corp.                                            2,657           75,166
Todd Shipyards Corp.                                   1,109           17,899
Triumph Group, Inc.                                      221           12,582
                                                                  -----------
Total Aerospace/Defense                                               124,018
-----------------------------------------------------------------------------
Agriculture - 1.3%
Alico, Inc.                                            1,428           63,046
Andersons, Inc. (The)                                    848           37,829
Universal Corp.                                        6,504          426,207
Vector Group Ltd.(a)                                  27,659          486,522
                                                                  -----------
Total Agriculture                                                   1,013,604
-----------------------------------------------------------------------------
Apparel - 0.6%
Cherokee, Inc.(a)                                      5,073          170,808
K-Swiss, Inc. Class A                                  1,922           30,406
Oxford Industries, Inc.                                3,420           77,053
Weyco Group, Inc.                                      1,213           35,990
Wolverine World Wide, Inc.                             4,947          143,512
                                                                  -----------
Total Apparel                                                         457,769
-----------------------------------------------------------------------------
Auto Manufacturers - 0.1%
Wabash National Corp.                                  4,580           41,174
-----------------------------------------------------------------------------
Auto Parts & Equipment - 1.2%
American Axle & Manufacturing Holdings, Inc.          11,025          226,012
ArvinMeritor, Inc.(a)                                 17,230          215,547
Cooper Tire & Rubber Co.                              10,431          156,152
Modine Manufacturing Co.                               8,798          127,483
Noble International Ltd.                               3,022           18,888
Spartan Motors, Inc.                                   2,690           22,757
Standard Motor Products, Inc.                          5,843           35,759
Strattec Security Corp.                                  325           13,757
Superior Industries International, Inc.                5,998          124,459
Titan International, Inc.                                298            9,122
                                                                  -----------
Total Auto Parts & Equipment                                          949,936
-----------------------------------------------------------------------------
Banks - 19.6%
1st Source Corp.                                       4,905          103,250
AMCORE Financial, Inc.                                 4,680           95,238
American River Bankshares                              1,109           18,021
Americanwest Bancorp                                     992            8,650
Ameris Bancorp                                         2,938           47,184
Arrow Financial Corp.                                  3,090           69,494
BancFirst Corp.                                        1,776           81,305
Bancorp Rhode Island, Inc.                               552           19,894
BancTrust Financial Group, Inc.                        5,178           55,664
Bank Mutual Corp.                                     11,058          118,762
Bank of Granite Corp.                                  5,208           57,184
Bank of the Ozarks, Inc.                               1,812           43,307
Banner Corp.                                           2,843           65,503
Boston Private Financial Holdings, Inc.                3,186           33,740
Cadence Financial Corp.                                5,294           84,545
Camden National Corp.                                  1,377           46,598
Capital Bank Corp.                                     1,756           17,999
Capital City Bank Group, Inc.(a)                       2,911           84,419
Capital Corp. of the West                              1,648           13,217
Capitol Bancorp Ltd.(a)                                5,946          125,698
Cardinal Financial Corp.                                 967            8,577
Cascade Financial Corp                                 2,079           25,364
Cass Information Systems, Inc.                           785           24,775
Cathay General Bancorp(a)                              5,320          110,284
Center Bancorp, Inc.                                   2,648           28,122
Center Financial Corp.                                 1,780           16,127
Centerstate Banks of Florida, Inc.(a)                  1,048           13,414
Central Pacific Financial Corp.                       10,285          193,872
Centrue Financial Corp                                 1,079           21,041
Chemical Financial Corp.                               7,094          169,121
Citizens Republic Bancorp, Inc.(a)                    41,884          520,617
City Holding Co.                                       3,874          154,573
CoBiz, Inc.                                            2,846           37,055
Columbia Bancorp                                       1,504           25,718
Columbia Banking System, Inc.                          2,581           57,763
Community Bank System, Inc.                            8,001          196,505
Community Trust Bancorp, Inc.                          4,153          121,683
Corus Bankshares, Inc.(a)                             33,890          329,749
CVB Financial Corp.                                   17,447          181,623
Enterprise Financial Services Corp.(a)                   738           18,450
Farmers Capital Bank Corp.                             2,269           53,843
Fidelity Southern Corp.                                2,322           19,528
Financial Institutions, Inc.                           2,108           39,947
First Bancorp                                          3,961           78,943
First Busey Corp.(a)                                   8,468          178,844
First Charter Corp.                                    6,065          161,996
First Citizens BancShares, Inc. Class A                  433           60,339
First Commonwealth Financial Corp.(a)                 30,048          348,256
First Community Bancorp                                5,800          155,730
First Community Bancshares, Inc.                       2,449           89,193
First Financial Bancorp                               14,976          201,427
First Financial Bankshares, Inc.(a)                    4,445          182,156
First Financial Corp.                                  2,489           76,611
First Merchants Corp.                                  5,039          143,813
First Midwest Bancorp, Inc.(a)                        13,075          363,093
First Security Group, Inc.                             2,339           21,238
First South Bancorp, Inc.                              2,027           45,608
First State Bancorp                                    4,085           54,698
FNB Corp./PA(a)                                       26,706          416,880
FNB United Corp.                                       3,574           37,527
Frontier Financial Corp.(a)                           10,610          187,585
Gateway Financial Holdings, Inc.                       1,988           21,073
GB&T Bancshares, Inc.                                  3,663           31,502
Glacier Bancorp, Inc.                                  9,208          176,517
Great Southern Bancorp, Inc.                           2,672           41,710

                       See Notes to Financial Statements.
40  WisdomTree Domestic Dividend Funds

WisdomTree SmallCap Dividend Fund

March 31, 2008


--------------------------------------------------------------------------------
Investments                                             Shares          Value
--------------------------------------------------------------------------------
Greater Community Bancorp                                1,878       $    33,447
Greene County Bancshares, Inc.                           1,577            27,897
Hancock Holding Co.(a)                                   5,329           223,925
Hanmi Financial Corp.                                    8,228            60,805
Harleysville National Corp.                             10,633           153,328
Heartland Financial USA, Inc.                            2,140            45,282
Heritage Commerce Corp.                                  1,543            28,283
Home Bancshares, Inc.                                    1,016            21,204
Horizon Financial Corp.                                  2,374            32,785
IBERIABANK Corp.                                         2,444           108,147
Imperial Capital Bancorp, Inc.                           1,278            27,630
Independent Bank Corp.(a)                               13,968           144,988
Independent Bank Corp./MA                                2,097            61,966
Integra Bank Corp.                                       6,819           110,468
International Bancshares Corp.                          14,125           318,943
Lakeland Bancorp, Inc.                                   5,011            64,792
Lakeland Financial Corp.                                 2,344            53,092
Macatawa Bank Corp.(a)                                   7,247            75,441
MainSource Financial Group, Inc.                         4,181            64,806
MASSBANK Corp.                                             897            34,741
MB Financial, Inc.(a)                                    5,399           166,182
MBT Financial Corp.                                      7,959            68,447
Mercantile Bank Corp.                                    2,309            23,829
MetroCorp Bancshares, Inc.                                 810            10,360
Midwest Banc Holdings, Inc.                              7,895           100,898
Nara Bancorp, Inc.                                       1,499            19,472
National Penn Bancshares, Inc.                          18,862           343,099
NBT Bancorp, Inc.                                        6,746           149,761
Newbridge Bancorp                                        6,464            56,625
North Valley Bancorp                                     1,403            16,668
Northeast Community Bancorp, Inc.                          702             8,305
Northrim Bancorp, Inc.                                   1,234            22,434
Old National Bancorp(a)                                 25,565           460,170
Old Second Bancorp, Inc.                                 1,709            45,391
PAB Bankshares, Inc.                                     2,522            34,678
Pacific Capital Bancorp                                 13,945           299,817
Pacific Continental Corp.                                2,136            29,722
Park National Corp.                                      5,328           377,489
Peoples Bancorp, Inc.                                    2,464            59,407
Preferred Bank                                           1,695            28,290
PrivateBancorp, Inc.(a)                                  1,421            44,718
Prosperity Bancshares, Inc.                              4,891           140,176
Provident Bankshares Corp.                              12,357           132,714
Renasant Corp.                                           4,357            98,033
Republic Bancorp, Inc. Class A                           3,157            59,604
Royal Bancshares of Pennsylvania, Inc. Class A           7,276           105,284
S&T Bancorp, Inc.                                        6,625           213,126
S.Y. Bancorp, Inc.                                       2,442            56,752
Sandy Spring Bancorp, Inc.                               3,358            92,412
SCBT Financial Corp.                                     1,319            44,582
Seacoast Banking Corp. of Florida(a)                     7,309            80,033
Security Bank Corp.(a)                                   5,742            45,649
Sierra Bancorp(a)                                        1,792            38,725
Simmons First National Corp. Class A                     2,649            78,755
Smithtown Bancorp, Inc.                                    292             6,106
South Financial Group, Inc. (The)                       20,884           310,336
Southside Bancshares, Inc.                               1,985            47,779
Southwest Bancorp, Inc.                                  1,928            33,759
State Bancorp, Inc.                                      4,262            50,292
StellarOne Corp.                                         5,336            90,232
Sterling Bancorp                                         6,598           102,466
Sterling Bancshares, Inc.                                8,553            85,017
Sterling Financial Corp.                                 7,313           114,156
Suffolk Bancorp                                          1,799            56,992
Susquehanna Bancshares, Inc.(a)                         19,772           402,756
Taylor Capital Group, Inc.                               1,344            22,068
Temecula Valley Bancorp, Inc.(a)                           980             9,271
TIB Financial Corp.                                      2,393            19,144
Tompkins Financial Corp.                                 1,951            95,989
Townebank/Portsmouth VA                                    707            10,584
Trico Bancshares                                         2,544            44,037
TrustCo Bank Corp.                                      30,585           271,901
Trustmark Corp.(a)                                      14,248           317,446
UMB Financial Corp.                                      4,341           178,849
Umpqua Holdings Corp.(a)                                20,383           316,140
Union Bankshares Corp.                                   3,109            60,221
United Bankshares, Inc.                                 11,028           293,896
United Community Banks, Inc.(a)                          6,855           116,398
United Security Bancshares(a)                            2,485            41,748
Univest Corp. of Pennsylvania                            3,144            82,341
Vineyard National Bancorp(a)                             2,231            18,116
Washington Banking Co.                                     817            12,925
Washington Trust Bancorp, Inc.                           2,792            69,297
WesBanco, Inc.                                           6,851           169,288
West Bancorp, Inc.(a)                                    5,667            74,578
West Coast Bancorp                                       2,753            40,166
Westamerica Bancorp.(a)                                  5,747           302,293
Wilshire Bancorp, Inc.                                   4,715            36,023
Wintrust Financial Corp.                                 1,456            50,887
Yadkin Valley Financial Corp.                            2,495            31,562
                                                                     -----------
Total Banks                                                           15,860,798
--------------------------------------------------------------------------------
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated                        759            46,770
Farmer Bros. Co.                                         2,099            48,570
                                                                     -----------
Total Beverages                                                           95,340
--------------------------------------------------------------------------------
Building Materials - 0.4%
AAON, Inc.                                               2,058            41,222
Apogee Enterprises, Inc.                                 2,699            41,565
Comfort Systems USA, Inc.                                4,097            53,302
LSI Industries, Inc.                                     4,430            58,520
Simpson Manufacturing Co., Inc.(a)                       4,762           129,431
Universal Forest Products, Inc.                            519            16,712
                                                                     -----------
Total Building Materials                                                 340,752
--------------------------------------------------------------------------------
Chemicals - 3.3%
A. Schulman, Inc.                                        4,891           100,412
Aceto Corp.                                              4,004            27,788
American Vanguard Corp.                                    643            10,700

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  41

WisdomTree SmallCap Dividend Fund

March 31, 2008


----------------------------------------------------------------------------
Investments                                          Shares         Value
----------------------------------------------------------------------------
Arch Chemicals, Inc.                                  3,366      $   125,417
Balchem Corp.                                           479           10,979
Ferro Corp.                                           7,764          115,373
Georgia Gulf Corp.(a)                                10,973           76,043
H.B. Fuller Co.                                       4,216           86,049
Innophos Holdings, Inc.                               6,452          103,813
KMG Chemicals, Inc.                                     371            5,725
Kronos Worldwide, Inc.                               19,658          474,740
Minerals Technologies, Inc.                             376           23,613
NewMarket Corp.                                       1,565          118,079
NL Industries, Inc.                                  15,246          166,486
Olin Corp.                                           20,026          395,713
Penford Corp.                                           604           13,125
Quaker Chemical Corp.                                 2,611           81,698
Sensient Technologies Corp.                           8,038          237,041
Spartech Corp.                                        8,287           70,025
Stepan Co.                                            1,673           63,959
Tronox, Inc. Class A                                  3,080           12,289
Tronox, Inc. Class B                                  4,517           17,616
UAP Holding Corp.                                     8,226          315,385
Westlake Chemical Corp.                               4,527           59,077
                                                                 -----------
Total Chemicals                                                    2,711,145
----------------------------------------------------------------------------
Coal - 0.2%
Penn Virginia GP Holdings LP                          9,666          261,755
----------------------------------------------------------------------------
Commercial Services - 2.2%
Aaron Rents, Inc.                                       989           21,303
ABM Industries, Inc.                                  7,936          178,085
Administaff, Inc.                                     2,499           59,001
Advance America, Cash Advance Centers, Inc.          27,360          206,569
Arbitron, Inc.                                        1,844           79,587
Barrett Business Services, Inc.                       1,441           24,684
Bowne & Co., Inc.                                     2,127           32,437
CDI Corp.                                             2,768           69,338
Chemed Corp.                                            691           29,160
Collectors Universe, Inc.                             4,977           51,711
CPI Corp.                                               953           16,458
Diamond Management & Technology Consultants,
  Inc.                                                9,301           59,991
Electro Rent Corp.                                    4,907           74,341
Healthcare Services Group, Inc.                       6,084          125,574
Heartland Payment Systems, Inc.                       2,478           57,019
Heidrick & Struggles International, Inc.              1,650           53,675
Jackson Hewitt Tax Service, Inc.                      4,589           52,636
Kelly Services, Inc. Class A                          6,257          128,644
Landauer, Inc.                                        2,479          124,793
MAXIMUS, Inc.                                         1,482           54,404
McGrath Rentcorp                                      4,857          117,102
Monro Muffler, Inc.                                   1,698           28,696
Multi-Color Corp.                                       563           12,589
QC Holdings, Inc.                                     5,189           46,960
Stewart Enterprises, Inc. Class A                     7,508           48,201
Viad Corp.                                              712           25,639
                                                                 -----------
Total Commercial Services                                          1,778,597
----------------------------------------------------------------------------
Computers - 0.4%
Agilysys, Inc.                                        1,473           17,087
Imation Corp.                                         7,685          174,757
MTS Systems Corp.                                     1,686           54,390
Syntel, Inc.                                          1,811           48,263
                                                                 -----------
Total Computers                                                      294,497
----------------------------------------------------------------------------
Cosmetics/Personal Care - 0.0%
Inter Parfums, Inc.                                   1,444           31,884
----------------------------------------------------------------------------
Distribution/Wholesale - 0.6%
Houston Wire & Cable Co.(a)                           2,562           41,043
Pool Corp.(a)                                         7,314          138,161
Watsco, Inc.(a)                                       6,688          277,018
                                                                 -----------
Total Distribution/Wholesale                                         456,222
----------------------------------------------------------------------------
Diversified Financial Services - 1.0%
Advanta Corp. Class A                                 9,263           55,393
Advanta Corp. Class B                                19,441          136,670
Asta Funding, Inc.(a)                                   483            6,728
Calamos Asset Management, Inc. Class A                2,058           33,504
Cohen & Steers, Inc.(a)                               7,114          188,449
Evercore Partners, Inc., Class A                      1,654           29,359
Federal Agricultural Mortgage Corp. Class C             850           22,185
Financial Federal Corp.                               4,891          106,673
GAMCO Investors, Inc. Class A                           150            7,554
JMP Group, Inc.                                       3,568           24,976
Nelnet, Inc., Class A                                 5,764           67,727
Sanders Morris Harris Group, Inc.                     3,023           24,668
SWS Group, Inc.                                       4,524           55,329
Westwood Holdings Group, Inc.                         1,310           49,387
                                                                 -----------
Total Diversified Financial Services                                 808,602
----------------------------------------------------------------------------
Electric - 3.4%
ALLETE, Inc.                                          8,401          324,446
Avista Corp.                                          9,644          188,637
Black Hills Corp.                                     7,992          285,953
Central Vermont Public Service Corp.                  1,953           46,677
CH Energy Group, Inc.                                 5,128          199,479
Empire District Electric Co. (The)                   11,134          225,464
IDACORP, Inc.(a)                                     10,188          327,136
MGE Energy, Inc.                                      5,619          191,383
NorthWestern Corp.                                   10,669          260,004
Otter Tail Corp.                                      6,610          233,928
UIL Holdings Corp.                                    7,945          239,383
UniSource Energy Corp.                                6,656          148,163
Unitil Corp.                                          1,792           48,294
                                                                 -----------
Total Electric                                                     2,718,947
----------------------------------------------------------------------------
Electrical Components & Equipment - 0.2%
Encore Wire Corp.                                       713           12,984
Graham Corp.                                             65            2,313
Hubbell, Inc. Class A(a)                              1,216           57,943
Insteel Industries, Inc.                              1,249           14,526
Vicor Corp.                                           4,030           48,118
                                                                 -----------
Total Electrical Components & Equipment                              135,884
----------------------------------------------------------------------------

                       See Notes to Financial Statements.

42  WisdomTree Domestic Dividend Funds

WisdomTree SmallCap Dividend Fund

March 31, 2008


--------------------------------------------------------------------------
Investments                                        Shares         Value
--------------------------------------------------------------------------
Electronics - 0.6%
American Science & Engineering, Inc.                  836      $    45,621
Analogic Corp.                                        524           34,867
Badger Meter, Inc.                                    866           37,411
Bel Fuse, Inc. Class B                                562           15,657
CTS Corp.                                           2,584           27,649
Cubic Corp.                                           791           22,488
Daktronics, Inc.                                      771           13,809
Keithley Instruments, Inc.                          1,439           13,958
Methode Electronics, Inc.                           3,293           38,495
Park Electrochemical Corp.                          1,442           37,276
Sypris Solutions, Inc.                              2,155            8,900
Technitrol, Inc.                                    3,372           77,994
Watts Water Technologies, Inc. Class A(a)           2,980           83,530
                                                               -----------
Total Electronics                                                  457,655
--------------------------------------------------------------------------
Energy-Alternate Sources - 0.0%
MGP Ingredients, Inc.                               3,548           24,801
--------------------------------------------------------------------------
Engineering & Construction - 0.0%
VSE Corp.                                             101            2,851
--------------------------------------------------------------------------
Entertainment - 1.0%
Carmike Cinemas, Inc.                               7,256           74,592
Churchill Downs, Inc.                                 847           40,012
Dover Downs Gaming & Entertainment, Inc.            1,848           15,726
Dover Motorsports, Inc.                             1,324            8,143
International Speedway Corp., Class A                 447           18,416
National CineMedia, Inc.                            6,742          151,560
Speedway Motorsports, Inc.                          2,930           73,455
Warner Music Group Corp.(a)                        81,806          407,395
                                                               -----------
Total Entertainment                                                789,299
--------------------------------------------------------------------------
Environmental Control - 0.2%
American Ecology Corp.                              3,219           81,537
Met-Pro Corp.                                       1,846           20,712
Waste Industries USA, Inc.                          1,646           59,503
                                                               -----------
Total Environmental Control                                        161,752
--------------------------------------------------------------------------
Food - 1.2%
Arden Group, Inc. Class A                             146           20,878
B&G Foods, Inc. Class A                            19,163          210,793
Calavo Growers, Inc.                                1,755           30,502
Cal-Maine Foods, Inc.(a)                              288            9,613
Diamond Foods, Inc.                                   934           16,943
Imperial Sugar Co.                                  1,128           21,229
Ingles Markets, Inc. Class A                        2,216           54,491
J&J Snack Foods Corp.                               1,520           41,754
Lance, Inc.                                         6,273          122,951
Nash Finch Co.                                      1,773           60,247
Rocky Mountain Chocolate Factory, Inc.              1,079           13,541
Sanderson Farms, Inc.                               2,375           90,274
Spartan Stores, Inc.                                1,396           29,107
Tootsie Roll Industries, Inc.                       3,144           79,229
Village Super Market, Inc. Class A                    406           20,909
Weis Markets, Inc.                                  5,159          177,831
                                                               -----------
Total Food                                                       1,000,292
--------------------------------------------------------------------------
Forest Products & Paper - 0.9%
Deltic Timber Corp.                                   507           28,240
Louisiana-Pacific Corp.                            29,062          266,790
Neenah Paper, Inc.                                  1,303           33,591
P.H. Glatfelter Co.                                 7,039          106,359
Rock-Tenn Co. Class A                               4,037          120,989
Schweitzer-Mauduit International, Inc.              2,277           52,690
Wausau Paper Corp.                                 11,940           98,624
Xerium Technologies, Inc.(a)                       28,186           36,360
                                                               -----------
Total Forest Products & Paper                                      743,643
--------------------------------------------------------------------------
Gas - 1.5%
Chesapeake Utilities Corp.                          1,594           47,246
EnergySouth, Inc.                                     903           47,128
Laclede Group, Inc. (The)                           6,038          215,134
New Jersey Resources Corp.                          8,851          274,823
Northwest Natural Gas Co.                           5,309          230,623
South Jersey Industries, Inc.                       5,870          206,096
Southwest Gas Corp.                                 7,998          223,624
                                                               -----------
Total Gas                                                        1,244,674
--------------------------------------------------------------------------
Hand/Machine Tools - 0.4%
Baldor Electric Co.(a)                              6,180          173,040
Franklin Electric Co., Inc.                         1,847           63,112
Hardinge, Inc.                                        955           13,141
L.S. Starrett (The) Co., Class A                      792           15,238
Regal-Beloit Corp.                                  2,765          101,282
                                                               -----------
Total Hand/Machine Tools                                           365,813
--------------------------------------------------------------------------
Healthcare-Products - 0.7%
Atrion Corp.                                           95            9,494
Datascope Corp.                                     1,112           46,070
Invacare Corp.                                        420            9,358
LCA-Vision, Inc.                                    5,071           63,388
Mentor Corp.                                        4,535          116,640
Meridian Bioscience, Inc.                           3,781          126,399
Vital Signs, Inc.                                     655           33,176
West Pharmaceutical Services, Inc.                  3,056          135,166
Young Innovations, Inc.                               366            6,339
                                                               -----------
Total Healthcare-Products                                          546,030
--------------------------------------------------------------------------
Healthcare-Services - 0.1%
National Healthcare Corp.                           1,424           69,349
--------------------------------------------------------------------------
Holding Companies-Diversified - 0.3%
Compass Diversified Holdings                       18,183          239,106
Resource America, Inc. Class A                      2,270           21,452
                                                               -----------
Total Holding Companies-Diversified                                260,558
--------------------------------------------------------------------------
Home Builders - 0.7%
Brookfield Homes Corp.(a)                           4,539           76,255
Lennar Corp. Class B                                8,362          144,245
M/I Homes, Inc.(a)                                    921           15,639
Monaco Coach Corp.                                  5,105           48,395
Ryland Group, Inc. (The)                            4,873          160,272
Skyline Corp.                                       1,156           32,160
Winnebago Industries, Inc.(a)                       4,294           72,569
                                                               -----------
Total Home Builders                                                549,535
--------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  43

WisdomTree SmallCap Dividend Fund

March 31, 2008


-----------------------------------------------------------------------------
Investments                                           Shares         Value
-----------------------------------------------------------------------------
Home Furnishings - 1.2%
American Woodmark Corp.                                1,731      $    35,589
Bassett Furniture Industries, Inc.                     7,031           86,763
Ethan Allen Interiors, Inc.(a)                         6,359          180,786
Furniture Brands International, Inc.(a)               20,400          238,680
Hooker Furniture Corp.                                 1,646           36,772
Kimball International, Inc. Class B                    7,259           77,816
La-Z-Boy, Inc.(a)                                     21,812          181,912
Sealy Corp.(a)                                        15,221          115,680
Stanley Furniture Co., Inc.                            2,233           27,712
                                                                  -----------
Total Home Furnishings                                                981,710
-----------------------------------------------------------------------------
Household Products/Wares - 0.7%
American Greetings Corp. Class A                       5,751          106,681
Blyth, Inc.                                            6,168          121,633
CSS Industries, Inc.                                   1,003           35,065
Ennis, Inc.                                            6,354          106,620
Oil-Dri Corp. of America                                 768           13,740
Standard Register Co. (The)                           11,899           92,693
WD-40 Co.                                              2,973           98,852
                                                                  -----------
Total Household Products/Wares                                        575,284
-----------------------------------------------------------------------------
Housewares - 0.1%
Libbey, Inc.                                             615           10,357
Lifetime Brands, Inc.                                  1,600           14,304
National Presto Industries, Inc.                         784           41,081
                                                                  -----------
Total Housewares                                                       65,742
-----------------------------------------------------------------------------
Insurance - 3.6%
21st Century Holding Co.                               3,040           38,942
Affirmative Insurance Holdings, Inc.                     734            5,857
American Equity Investment Life Holding Co.            2,580           23,942
American Physicians Capital, Inc.                        652           30,227
Amtrust Financial Services, Inc.                       3,095           50,170
Baldwin & Lyons, Inc. Class B                          3,041           78,093
Donegal Group, Inc. Class A                            2,724           47,398
Eastern Insurance Holdings, Inc.                         748           10,831
EMC Insurance Group, Inc.                              2,648           71,205
Employers Holdings, Inc.                               4,543           84,227
FBL Financial Group, Inc. Class A                      2,555           72,792
Harleysville Group, Inc.                               5,629          203,150
Hilb Rogal & Hobbs Co.                                 2,937           92,427
Horace Mann Educators Corp.                            6,067          106,051
Independence Holding Co.                                 352            4,196
Infinity Property & Casualty Corp.                       983           40,893
LandAmerica Financial Group, Inc.                      3,995          157,683
Life Partners Holdings, Inc.(a)                          533            9,834
Mercer Insurance Group, Inc.                             481            8,365
Midland Co. (The)                                        851           55,255
National Interstate Corp.                                765           17,863
National Western Life Insurance Co., Class A              36            7,804
NYMAGIC, Inc.                                            840           19,076
Phoenix Cos., Inc. (The)                               9,929          121,233
PMI Group, Inc. (The)                                  8,125           47,288
Presidential Life Corp.                                5,599           97,647
ProCentury Corp.                                         984           17,712
Radian Group, Inc.(a)                                  3,873           25,446
RLI Corp.                                              2,442          121,050
Safety Insurance Group, Inc.                           4,758          162,391
Selective Insurance Group, Inc.                        8,112          193,715
State Auto Financial Corp.                             5,939          173,003
Stewart Information Services Corp.                     3,276           91,695
Tower Group, Inc.                                        925           23,282
United Fire & Casualty Co.                             3,535          132,209
Universal Insurance Holdings, Inc.                    10,075           38,084
Zenith National Insurance Corp.                       11,759          421,677
                                                                  -----------
Total Insurance                                                     2,902,713
-----------------------------------------------------------------------------
Internet - 0.4%
Imergent, Inc.(a)                                      2,788           31,755
TheStreet.com, Inc.                                    1,426           11,522
United Online, Inc.                                   29,645          313,052
                                                                  -----------
Total Internet                                                        356,329
-----------------------------------------------------------------------------
Investment Companies - 4.3%
Ares Capital Corp.(a)                                 54,667          687,164
BlackRock Kelso Capital Corp.(a)                      39,771          474,866
Capital Southwest Corp.                                  166           20,538
Gladstone Capital Corp.                                9,728          182,011
Gladstone Investment Corp.                            10,135           95,370
Hercules Technology Growth Capital, Inc.              21,954          238,420
Kohlberg Capital Corp.                                14,226          147,666
MCG Capital Corp.(a)                                  64,095          582,624
Medallion Financial Corp.                              8,811           79,651
MVC Capital, Inc.                                      4,713           71,826
NGP Capital Resources Co.                             10,761          176,696
Patriot Capital Funding, Inc.                         17,506          183,288
PennantPark Investment Corp.                          12,395          105,481
Prospect Capital Corp.(a)                             17,167          261,282
TICC Capital Corp.(a)                                 21,404          160,958
Tortoise Capital Resources Corp.                       4,520           57,178
                                                                  -----------
Total Investment Companies                                          3,525,019
-----------------------------------------------------------------------------
Iron/Steel - 0.5%
Gibraltar Industries, Inc.                             2,773           32,527
Great Northern Iron Ore Properties                       862          114,474
Mesabi Trust                                           7,949          201,984
Olympic Steel, Inc.                                      431           19,438
Schnitzer Steel Industries, Inc. Class A                 157           11,150
                                                                  -----------
Total Iron/Steel                                                      379,573
-----------------------------------------------------------------------------
Leisure Time - 0.4%
Ambassadors Group, Inc.                                3,465           65,454
Arctic Cat, Inc.                                       1,857           13,538
Callaway Golf Co.                                      7,095          104,154
Marine Products Corp.(a)                               7,949           64,228
Nautilus, Inc.                                        14,491           47,675
                                                                  -----------
Total Leisure Time                                                    295,049
-----------------------------------------------------------------------------
Lodging - 0.1%
Marcus Corp.                                           3,107           59,655
Sonesta International Hotels Corp. Class A               107            2,648
                                                                  -----------
Total Lodging                                                          62,303
-----------------------------------------------------------------------------

                       See Notes to Financial Statements.

44  WisdomTree Domestic Dividend Funds

WisdomTree SmallCap Dividend Fund

March 31, 2008


-----------------------------------------------------------------------
Investments                                     Shares        Value
-----------------------------------------------------------------------
Machinery-Diversified - 1.4%
Alamo Group, Inc.                                  839      $    17,846
Albany International Corp. Class A               1,953           70,581
Applied Industrial Technologies, Inc.            5,609          167,653
Briggs & Stratton Corp.                         12,712          227,545
Cascade Corp.                                    1,158           57,101
Cognex Corp.                                     4,727          103,190
Eastern Co. (The)                                  729           11,409
Gorman-Rupp Co. (The)                            1,653           54,367
Lindsay Manufacturing Co.                          404           41,398
NACCO Industries, Inc. Class A                     897           72,603
Robbins & Myers, Inc.                              852           27,818
Sauer-Danfoss, Inc.                              9,025          199,814
Tennant Co.                                      1,324           52,708
Twin Disc, Inc.                                    657           10,394
                                                            -----------
Total Machinery-Diversified                                   1,114,427
-----------------------------------------------------------------------
Media - 2.5%
Belo Corp. Class A                              17,339          183,273
Courier Corp.                                    1,997           49,825
Entercom Communications Corp.(a)                20,915          207,686
GateHouse Media, Inc.(a)                        63,544          371,096
Gray Television, Inc.                            3,913           22,265
Hearst-Argyle Television, Inc.                   4,526           93,371
Journal Communications, Inc. Class A            10,148           74,892
Lee Enterprises, Inc.(a)                        13,758          137,718
McClatchy Co. Class A(a)                        21,473          229,761
Media General, Inc. Class A                      6,338           88,859
New Frontier Media, Inc.                        15,017           66,976
Sinclair Broadcast Group, Inc. Class A          23,170          206,445
Value Line, Inc.                                 1,883           86,430
World Wrestling Entertainment, Inc.             10,067          187,347
                                                            -----------
Total Media                                                   2,005,944
-----------------------------------------------------------------------
Metal Fabricate/Hardware - 0.6%
A. M. Castle & Co.                               1,380           37,260
Ampco-Pittsburgh Corp.                           1,133           48,708
CIRCOR International, Inc.                         400           18,500
Dynamic Materials Corp.                            180            7,776
Kaydon Corp.                                     2,159           94,802
Lawson Products, Inc.                            1,310           36,091
Mueller Industries, Inc.                         3,416           98,551
Mueller Water Products, Inc. Class A             1,290           10,552
Mueller Water Products, Inc. Class B             3,920           30,890
NN, Inc.                                         3,825           37,217
Sun Hydraulics Corp.                             1,335           39,075
                                                            -----------
Total Metal Fabricate/Hardware                                  459,422
-----------------------------------------------------------------------
Mining - 0.8%
AMCOL International Corp.                        3,683          115,020
Compass Minerals International, Inc.             6,711          395,814
Kaiser Aluminum Corp.                            1,355           93,902
Royal Gold, Inc.                                 1,904           57,444
                                                            -----------
Total Mining                                                    662,180
-----------------------------------------------------------------------
Miscellaneous Manufacturing - 1.3%
A.O. Smith Corp.                                 3,000           98,610
American Railcar Industries, Inc.                  873           17,748
Ameron International Corp.                         570           53,312
Chase Corp.                                        713           12,912
Federal Signal Corp.                             6,496           90,684
Freightcar America, Inc.                           544           18,659
Koppers Holdings, Inc.                           2,307          102,223
Lancaster Colony Corp.                           5,669          226,534
Matthews International Corp. Class A             1,095           52,834
Myers Industries, Inc.                           3,431           45,049
Portec Rail Products, Inc.                       1,437           16,468
Quixote Corp.                                    1,283           10,713
Raven Industries, Inc.                           1,494           45,268
Reddy Ice Holdings, Inc.                         9,682          126,156
Standex International Corp.                      3,580           79,977
Synalloy Corp.                                     367            4,463
Tredegar Corp.                                   2,703           49,222
                                                            -----------
Total Miscellaneous Manufacturing                             1,050,832
-----------------------------------------------------------------------
Office Furnishings - 0.4%
Interface, Inc. Class A                          1,636           22,986
Knoll, Inc.                                      8,779          101,310
Steelcase, Inc. Class A                         21,308          235,666
Virco Manufacturing                              1,177            6,156
                                                            -----------
Total Office Furnishings                                        366,118
-----------------------------------------------------------------------
Office/Business Equipment - 0.1%
IKON Office Solutions, Inc.                      9,598           72,945
-----------------------------------------------------------------------
Oil & Gas - 0.2%
Adams Resources & Energy, Inc.                     447           12,427
Alon USA Energy, Inc.                            1,578           24,001
Atlas America, Inc.                                565           34,150
Barnwell Industries, Inc.                          939           10,244
Delek US Holdings, Inc.                          2,538           32,156
Panhandle Royalty Co. Class A                      500           13,820
                                                            -----------
Total Oil & Gas                                                 126,798
-----------------------------------------------------------------------
Oil & Gas Services - 0.5%
CARBO Ceramics, Inc.                             2,254           90,385
Gulf Island Fabrication, Inc.                    1,163           33,401
Lufkin Industries, Inc.                          1,552           99,049
RPC, Inc.                                       11,174          169,733
                                                            -----------
Total Oil & Gas Services                                        392,568
-----------------------------------------------------------------------
Packaging & Containers - 0.2%
Greif, Inc. Class A                              2,776          188,574
-----------------------------------------------------------------------
Pharmaceuticals - 0.1%
Mannatech, Inc.(a)                              10,498           74,850
Medicis Pharmaceutical Corp. Class A             1,811           35,659
Reliv' International, Inc.                       1,300            8,645
                                                            -----------
Total Pharmaceuticals                                           119,154
-----------------------------------------------------------------------
Real Estate - 0.1%
Consolidated-Tomoka Land Co.                       250           14,013

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  45

WisdomTree SmallCap Dividend Fund

March 31, 2008


---------------------------------------------------------------------------
Investments                                        Shares         Value
---------------------------------------------------------------------------
Forest City Enterprises, Inc. Class B               1,185       $    42,648
Thomas Properties Group, Inc.                       3,548            31,151
                                                                -----------
Total Real Estate                                                    87,812
---------------------------------------------------------------------------
REITS - 23.9%
Acadia Realty Trust                                 6,357           153,522
Agree Realty Corp.                                  3,302            90,640
American Campus Communities, Inc.(a)                9,097           248,894
American Financial Realty Trust                    79,986           635,088
American Land Lease, Inc.                           2,551            52,500
Ashford Hospitality Trust, Inc.(a)                 88,178           500,851
Associated Estates Realty Corp.                     7,281            83,295
BioMed Realty Trust, Inc.                          22,613           540,225
BRT Realty Trust(a)                                11,286           158,117
CapLease, Inc.(a)                                  26,270           204,118
Cedar Shopping Centers, Inc.                       24,558           286,837
Cogdell Spencer, Inc.                               6,914           108,688
Colonial Properties Trust(a)                       28,256           679,556
Cousins Properties, Inc.(a)                        22,349           552,243
Deerfield Capital Corp.                             2,597             3,662
EastGroup Properties, Inc.                          7,432           345,291
Education Realty Trust, Inc.                       14,005           176,043
Entertainment Properties Trust                     11,783           581,254
Equity Lifestyle Properties, Inc.                   2,137           105,504
Extra Space Storage, Inc.(a)                       31,310           506,909
FelCor Lodging Trust, Inc.                         29,246           351,829
First Potomac Realty Trust                         12,370           190,127
Franklin Street Properties Corp.(a)                37,767           540,823
Getty Realty Corp.                                 11,377           181,236
Gladstone Commercial Corp.                          5,007            77,859
Glimcher Realty Trust(a)                           33,231           397,443
GMH Communities Trust                              30,663           266,155
Healthcare Realty Trust, Inc.                      20,864           545,594
Hersha Hospitality Trust                           19,385           175,047
Home Properties, Inc.(a)                           12,890           618,590
Inland Real Estate Corp.(a)                        28,318           430,717
Investors Real Estate Trust(a)                     25,691           251,258
Kite Realty Group Trust                            10,336           144,704
LaSalle Hotel Properties                           15,912           457,152
Lexington Corporate Properties Trust               39,237           565,404
LTC Properties, Inc.                                9,066           233,087
Maguire Properties, Inc.(a)                        17,537           250,954
Medical Properties Trust, Inc.(a)                  34,789           393,811
Mid-America Apartment Communities, Inc.             9,321           464,559
Mission West Properties, Inc.                       7,991            75,515
Monmouth REIT Class A                              11,953            95,624
National Health Investors, Inc.(a)                 12,076           377,375
Omega Healthcare Investors, Inc.                   31,335           543,976
One Liberty Properties, Inc.                        5,077            81,689
Parkway Properties, Inc.                            7,178           265,299
Pennsylvania Real Estate Investment Trust          19,711           480,751
PMC Commercial Trust                                7,182            50,633
Post Properties, Inc.                              13,974           539,676
PS Business Parks, Inc.                             4,615           239,519
Public Storage, Inc. Class A                        5,757           144,558
Ramco-Gershenson Properties Trust                  10,476           221,148
Resource Capital Corp.(a)                          24,882           188,357
Saul Centers, Inc.                                  3,998           200,860
Sovran Self Storage, Inc.(a)                        8,643           369,143
Strategic Hotels & Resorts, Inc.(a)                26,200           344,006
Sun Communities, Inc.                              13,647           279,764
Sunstone Hotel Investors, Inc.                     27,466           439,731
Supertel Hospitality, Inc.                         10,959            58,083
Tanger Factory Outlet Centers, Inc.                 7,613           292,872
UMH Properties, Inc.                                6,541            65,279
Universal Health Realty Income Trust                5,167           172,061
Urstadt Biddle Properties, Inc.                     2,585            41,955
Urstadt Biddle Properties, Inc. Class A             6,955           109,402
U-Store-It Trust                                   44,744           506,950
Washington Real Estate Investment Trust            17,001           568,172
Winthrop Realty Trust(a)                           21,059            86,763
                                                                -----------
Total REITS                                                      19,388,747
---------------------------------------------------------------------------
Retail - 3.9%
Ark Restaurants Corp.                               1,213            35,177
Asbury Automotive Group, Inc.                      12,641           173,940
Bebe Stores, Inc.                                   9,277            99,728
Big 5 Sporting Goods Corp.                          3,626            31,800
Bob Evans Farms, Inc.                               4,730           130,501
Bon-Ton Stores, Inc. (The)(a)                       1,897            10,377
Books-A-Million, Inc.                               3,184            27,828
Brown Shoe Co., Inc.                                4,762            71,763
Buckle, Inc. (The)                                  5,461           244,271
Casey's General Stores, Inc.                        2,936            66,354
Cash America International, Inc.                      742            27,009
Cato Corp. (The) Class A                            8,777           131,128
CBRL Group, Inc.                                    3,522           125,982
Christopher & Banks Corp.                           4,145            41,409
Circuit City Stores, Inc.(a)                       26,501           105,474
CKE Restaurants, Inc.                               6,413            71,954
Dillard's, Inc. Class A(a)                          4,187            72,058
Fred's, Inc.                                        2,005            20,551
Group 1 Automotive, Inc.                            3,152            74,009
Haverty Furniture Cos., Inc.                        3,644            38,772
IHOP Corp.(a)                                       2,867           137,329
Jones Apparel Group, Inc.                          19,246           258,281
Kenneth Cole Productions, Inc. Class A              3,078            52,141
Landry's Restaurants, Inc.                            897            14,603
Lithia Motors, Inc. Class A                         4,096            41,615
Movado Group, Inc.                                  1,474            28,728
Nu Skin Enterprises, Inc. Class A                  10,755           193,805
O'Charley's, Inc.                                   2,338            26,934
PEP Boys-Manny, Moe & Jack (The)                    7,766            77,349
PriceSmart, Inc.                                    2,036            56,418
Regis Corp.                                         1,706            46,898
Ruby Tuesday, Inc.                                 14,686           110,145
Sonic Automotive, Inc. Class A                      6,654           136,740
Sport Supply Group, Inc.                              915            10,934

                       See Notes to Financial Statements.

46  WisdomTree Domestic Dividend Funds

WisdomTree SmallCap Dividend Fund

March 31, 2008


---------------------------------------------------------------------------
Investments                                         Shares         Value
---------------------------------------------------------------------------
Stage Stores, Inc.                                   3,514      $    56,927
Talbots, Inc.(a)                                    14,495          156,256
Triarc Cos., Inc. Class A                            7,136           44,957
Triarc Cos., Inc. Class B                           17,359          119,951
World Fuel Services Corp.                              833           23,382
                                                                -----------
Total Retail                                                      3,193,478
---------------------------------------------------------------------------
Savings & Loans - 3.5%
Abington Bancorp Inc.                                3,252           33,561
American Bancorp of New Jersey, Inc.                 1,134           11,816
Anchor Bancorp Wisconsin, Inc.                       4,235           80,338
BankAtlantic Bancorp, Inc. Class A                  13,711           53,610
BankFinancial Corp.                                  2,603           41,414
BankUnited Financial Corp. Class A(a)                1,135            5,686
Benjamin Franklin Bancorp, Inc.                        925           12,765
Berkshire Hills Bancorp, Inc.                        1,719           43,302
Brookline Bancorp, Inc.                             13,171          151,203
CFS Bancorp, Inc.                                    2,373           34,100
Citizens First Bancorp, Inc.                         1,316           14,147
Clifton Savings Bancorp, Inc.                        3,426           34,534
Dime Community Bancshares                            9,510          166,235
Downey Financial Corp.(a)                            2,711           49,828
First Defiance Financial Corp.                       2,078           38,131
First Financial Holdings, Inc.                       2,814           66,016
First Niagara Financial Group, Inc.(a)              33,196          451,135
First Place Financial Corp.                          5,115           66,495
Flushing Financial Corp.                             4,161           73,150
HMN Financial, Inc.                                  1,166           26,911
Home Federal Bancorp, Inc.                           2,166           25,970
Kearny Financial Corp.                               7,312           80,066
K-Fed Bancorp                                        3,828           43,677
Legacy Bancorp, Inc.                                   757           10,575
NewAlliance Bancshares, Inc.                        16,586          203,344
Northwest Bancorp, Inc.                             10,212          279,094
OceanFirst Financial Corp.                           4,327           75,679
Provident Financial Holdings, Inc.                   1,877           30,107
Provident Financial Services, Inc.                  12,541          177,330
Provident New York Bancorp                           5,051           68,189
Riverview Bancorp, Inc.                              2,710           27,100
Rockville Financial, Inc.                            1,494           20,468
Roma Financial Corp.                                 3,103           46,266
TierOne Corp.(a)                                     1,750           19,740
United Community Financial Corp.                    14,077           87,277
United Financial Bancorp, Inc.                       2,582           28,609
United Western Bancorp, Inc.                           542            9,702
ViewPoint Financial Group                            2,080           34,341
Westfield Financial, Inc.                            4,310           42,109
Willow Grove Bancorp, Inc.                           5,227           38,628
WSFS Financial Corp.                                   298           14,685
                                                                -----------
Total Savings & Loans                                             2,817,333
---------------------------------------------------------------------------
Semiconductors - 0.1%
Cohu, Inc.                                           2,307           37,489
Micrel, Inc.                                         7,296           67,634
                                                                -----------
Total Semiconductors                                                105,123
---------------------------------------------------------------------------
Software - 0.9%
Acxiom Corp.                                        11,868          140,873
American Software, Inc. Class A                      6,496           40,665
Blackbaud, Inc.                                      3,443           83,596
CAM Commerce Solutions, Inc.                           713           26,402
Computer Programs & Systems, Inc.                    4,559           95,283
infoUSA, Inc.                                       10,677           65,236
MoneyGram International, Inc.                        7,000           13,020
Pegasystems, Inc.                                    2,288           22,033
QAD, Inc.                                            2,404           20,218
Quality Systems, Inc.(a)                             5,918          176,772
Renaissance Learning, Inc.                           3,367           47,104
Schawk, Inc.                                         1,590           25,424
                                                                -----------
Total Software                                                      756,626
---------------------------------------------------------------------------
Telecommunications - 2.4%
Adtran, Inc.                                         7,065          130,703
Alaska Communications Systems Group, Inc.           16,146          197,627
Applied Signal Technology, Inc.                      3,159           37,276
Atlantic Tele-Network, Inc.                          1,846           62,450
Black Box Corp.                                        749           23,107
Consolidated Communications Holdings, Inc.          15,138          229,038
D&E Communications, Inc.                             3,214           28,605
FairPoint Communications, Inc.(a)                   23,758          214,297
HickoryTech Corp.                                    5,049           41,250
IDT Corp.                                           12,215           40,798
IDT Corp. Class B                                   39,402          152,486
Iowa Telecommunications Services, Inc.              20,389          361,496
NTELOS Holdings Corp.                                8,419          203,740
Plantronics, Inc.                                    2,372           45,803
Preformed Line Products Co.                            514           25,022
Shenandoah Telecommunications Co.                    1,693           25,124
SureWest Communications                              5,743           88,787
                                                                -----------
Total Telecommunications                                          1,907,609
---------------------------------------------------------------------------
Textiles - 0.1%
Angelica Corp.                                       1,587           28,471
G&K Services, Inc. Class A                             669           23,823
UniFirst Corp.                                         378           14,020
                                                                -----------
Total Textiles                                                       66,314
---------------------------------------------------------------------------
Transportation - 0.8%
Arkansas Best Corp.(a)                               4,498          143,306
Forward Air Corp.                                    1,630           57,767
Heartland Express, Inc.                              3,458           49,311
Horizon Lines, Inc. Class A                          5,018           93,385
Knight Transportation, Inc.(a)                       4,439           73,066
Pacer International, Inc.                           10,311          169,410
Werner Enterprises, Inc.                             5,362           99,519
                                                                -----------
Total Transportation                                                685,764
---------------------------------------------------------------------------
Trucking & Leasing - 0.5%
Greenbrier Cos., Inc.                                1,526           40,470
TAL International Group, Inc.                       14,383          339,007
                                                                -----------
Total Trucking & Leasing                                            379,477
---------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  47

Schedule of Investments  (concluded)

WisdomTree SmallCap Dividend Fund

March 31, 2008


-------------------------------------------------------------------------------
Investments                                             Shares         Value
-------------------------------------------------------------------------------
Water - 0.6%
American States Water Co.                                2,654      $    95,544
Artesian Resources Corp.                                 1,504           27,869
California Water Service Group                           4,045          154,318
Connecticut Water Service, Inc.                          2,214           52,405
Middlesex Water Co.                                      3,427           62,234
SJW Corp.                                                2,012           57,523
Southwest Water Co.(a)                                   2,878           31,859
York Water Co.                                           2,233           33,473
                                                                    -----------
Total Water                                                             515,225
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $101,008,379)                                                 80,020,744
===============================================================================
RIGHTS* - 0.0%
Capital Markets - 0.0%
Ares Capital Corp., expiring 4/22/08                    18,222           10,204
Gladstone Investment Corp., expiring 4/21/08+            3,378                0
MCG Capital Corp., expiring 4/19/08                      9,156            9,797
                                                                    -----------
TOTAL RIGHTS
(Cost: $0)                                                               20,001
===============================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $101,008,379)                                                 80,040,745
===============================================================================
SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $443,324)                                       443,324          443,324
===============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 23.3%
MONEY MARKET FUNDS(c) - 23.3%
AIM Liquid Assets Portfolio, 3.14%                           1                1
AIM Prime Portfolio, 2.73%                                 373              373
UBS Enhanced Yield Portfolio, 3.09%                          3                3
UBS Private Money Market Fund LLC, 3.17%            18,840,168       18,840,168
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $18,840,545)(d)                                               18,840,545
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 122.6%
(Cost: $120,292,248)                                                 99,324,614
Liabilities in Excess of Other Assets - (22.6)%                     (18,284,566)
                                                                    -----------
NET ASSETS - 100.0%                                                 $81,040,048
===============================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $17,703,730 and the total market value of the collateral held by the Fund was $18,840,545.

                       See Notes to Financial Statements.

48  WisdomTree Domestic Dividend Funds

Statements of Assets and Liabilities

WisdomTree Domestic Dividend Funds

March 31, 2008


------------------------------------------------------------------------------------------------
                                                     WisdomTree      WisdomTree      WisdomTree
                                                       Total       High-Yielding      LargeCap
                                                   Dividend Fund    Equity Fund    Dividend Fund
------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost:                              $ 101,437,514   $ 182,479,834   $ 359,105,698
------------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)              89,304,653     149,840,446     326,099,200
Receivables:
 Dividends and interest                                  217,016         424,124         615,298
 Investment securities sold                               54,109         104,929         127,679
------------------------------------------------------------------------------------------------
Total Assets                                          89,575,778     150,369,499     326,842,177
================================================================================================
LIABILITIES:
Due to Custodian                                               -               -               -
Payables:
 Collateral for securities on loan (Note 2)            1,483,805      11,665,860      18,394,143
 Advisory fees (Note 3)                                   20,912          44,036          68,308
 Service fees (Note 2)                                       329             510           1,073
------------------------------------------------------------------------------------------------
Total Liabilities                                      1,505,046      11,710,406      18,463,524
================================================================================================
NET ASSETS                                         $  88,070,732   $ 138,659,093   $ 308,378,653
================================================================================================
NET ASSETS:
Paid-in capital                                    $ 101,420,552   $ 174,049,161   $ 346,380,390
Undistributed net investment income                       57,914         161,232         126,707
Accumulated net realized loss on investments          (1,274,873)     (2,911,912)     (5,121,946)
Net unrealized depreciation on investments           (12,132,861)    (32,639,388)    (33,006,498)
------------------------------------------------------------------------------------------------
NET ASSETS                                         $  88,070,732   $ 138,659,093   $ 308,378,653
================================================================================================
Outstanding beneficial interest shares of $0.001
 par value (unlimited number of shares
 authorized)                                           1,700,000       2,900,000       5,850,000
------------------------------------------------------------------------------------------------
Net asset value per share                          $       51.81   $       47.81   $       52.71
================================================================================================

--------------------------------------------------------------------------------------------------
                                                     WisdomTree       WisdomTree      WisdomTree
                                                      Dividend          MidCap         SmallCap
                                                 Top 100(SM) Fund   Dividend Fund    Dividend Fund
--------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost:                              $ 214,620,209    $ 121,458,445   $ 120,292,248
-------------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)             179,576,203      103,809,711      99,324,614
Receivables:
 Dividends and interest                                  747,524          324,250         415,336
 Investment securities sold                                    -          170,200         245,097
-------------------------------------------------------------------------------------------------
Total Assets                                         180,323,727      104,304,161      99,985,047
=================================================================================================
LIABILITIES:
Due to Custodian                                          54,523                -          77,459
Payables:
 Collateral for securities on loan (Note 2)           14,008,300       13,076,161      18,840,545
 Advisory fees (Note 3)                                   55,152           29,404          26,686
 Service fees (Note 2)                                       638              341             309
-------------------------------------------------------------------------------------------------
Total Liabilities                                     14,118,613       13,105,906      18,944,999
=================================================================================================
NET ASSETS                                         $ 166,205,114    $  91,198,255   $  81,040,048
=================================================================================================
NET ASSETS:
Paid-in capital                                    $ 204,628,137    $ 112,725,675   $ 107,417,529
Undistributed net investment income                      184,836          123,823         262,432
Accumulated net realized loss on investments          (3,563,853)      (4,002,509)     (5,672,279)
Net unrealized depreciation on investments           (35,044,006)     (17,648,734)    (20,967,634)
-------------------------------------------------------------------------------------------------
NET ASSETS                                         $ 166,205,114    $  91,198,255   $  81,040,048
=================================================================================================
Outstanding beneficial interest shares of $0.001
 par value (unlimited number of shares
 authorized)                                           3,250,000        1,900,000       1,750,000
-------------------------------------------------------------------------------------------------
Net asset value per share                          $       51.14    $       48.00   $       46.31
=================================================================================================

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  49

Statements of Operations

WisdomTree Domestic Dividend Funds

For the Year Ended March 31, 2008

---------------------------------------------------------------------------------
                                                     WisdomTree       WisdomTree
                                                       Total        High-Yielding
                                                   Dividend Fund     Equity Fund
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $   3,018,023    $   8,103,420
 Interest                                                 14,882           31,345
 Securities lending income (Note 2)                       27,442          124,055
---------------------------------------------------------------------------------
Total investment income                                3,060,347        8,258,820
---------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                  269,768          736,971
 Service fees (Note 2)                                     2,822            5,121
---------------------------------------------------------------------------------
Total expenses                                           272,590          742,092
---------------------------------------------------------------------------------
Net investment income                                  2,787,757        7,516,728
=================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                              (1,264,178)      (2,757,716)
 In-kind redemptions                                   7,219,701       10,879,685
---------------------------------------------------------------------------------
Net realized gain (loss)                               5,955,523        8,121,969
---------------------------------------------------------------------------------
Net change in unrealized depreciation on
 investments                                         (16,538,355)     (38,569,875)
---------------------------------------------------------------------------------
Net realized and unrealized loss on investments      (10,582,832)     (30,447,906)
=================================================================================
NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                         $  (7,795,075)   $ (22,931,178)
=================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                     WisdomTree        WisdomTree        WisdomTree        WisdomTree
                                                      LargeCap          Dividend           MidCap           SmallCap
                                                   Dividend Fund    Top 100(SM) Fund    Dividend Fund     Dividend Fund
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $   9,515,800    $   7,829,189     $   3,522,496    $   4,389,084
 Interest                                                  34,508           26,017            16,607           23,135
 Securities lending income (Note 2)                        42,073          188,625           158,574          293,876
-----------------------------------------------------------------------------------------------------------------------
Total investment income                                 9,592,381        8,043,831         3,697,677        4,706,095
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                   887,614          773,212           373,656          410,425
 Service fees (Note 2)                                      8,650            5,837             2,924            3,027
-----------------------------------------------------------------------------------------------------------------------
Total expenses                                            896,264          779,049           376,580          413,452
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                   8,696,117        7,264,782         3,321,097        4,292,643
=======================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                               (4,970,955)      (3,375,102)       (3,982,768)      (5,726,137)
 In-kind redemptions                                   26,154,219       14,202,776         4,636,567        5,252,062
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                               21,183,264       10,827,674           653,799         (474,075)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on
 investments                                          (46,062,663)     (41,906,221)      (20,445,978)     (22,490,630)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments       (24,879,399)     (31,078,547)      (19,792,179)     (22,964,705)
=======================================================================================================================
NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                          $ (16,183,282)   $ (23,813,765)    $ (16,471,082)   $ (18,672,062)
=======================================================================================================================

                       See Notes to Financial Statements.

50  WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

-------------------------------------------------------------------------------------
                                                     WisdomTree Total Dividend Fund
-------------------------------------------------------------------------------------
                                                                      For the Period
                                                         For the      June 16, 2006*
                                                       Year Ended         through
                                                     March 31, 2008   March 31, 2007
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                               $    2,787,757   $    1,119,717
 Net realized gain on investments                         5,955,523          924,301
 Net change in unrealized appreciation
  (depreciation) on investments                         (16,538,355)       4,405,494
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                         (7,795,075)       6,449,512
=====================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                   (2,780,651)      (1,068,528)
 Capital gains                                              (32,317)               -
-------------------------------------------------------------------------------------
Total dividends and distributions to shareholders        (2,812,968)      (1,068,528)
=====================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                       52,837,196       97,974,095
 Cost of shares redeemed                                (43,856,724)     (13,661,776)
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions                          8,980,472       84,312,319
=====================================================================================
Net Increase (Decrease) in Net Assets                    (1,627,571)      89,693,303
=====================================================================================
NET ASSETS:
Beginning of period                                  $   89,698,303   $        5,000
End of period                                        $   88,070,732   $   89,698,303
=====================================================================================
Undistributed net investment income included in
 net assets at end of period                         $       57,914   $       50,765
=====================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                  1,550,000                -
 Shares created                                             900,000        1,800,100
 Shares redeemed                                           (750,000)        (250,100)
-------------------------------------------------------------------------------------
 Shares outstanding, end of period                        1,700,000        1,550,000
=====================================================================================

------------------------------------------------------------------------------------------------------------------------
                                                     WisdomTree High-Yielding Equity
                                                                   Fund                WisdomTree LargeCap Dividend Fund
------------------------------------------------------------------------------------------------------------------------
                                                                       For the Period                     For the Period
                                                         For the       June 16, 2006*       For the       June 16, 2006*
                                                        Year Ended         through         Year Ended        through
                                                      March 31, 2008   March 31, 2007    March 31, 2008   March 31, 2007
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                               $     7,516,728   $   2,867,199    $     8,696,117   $   3,092,111
 Net realized gain on investments                          8,121,969       1,500,157         21,183,264       2,536,624
 Net change in unrealized appreciation
  (depreciation) on investments                          (38,569,875)      5,930,487        (46,062,663)     13,056,165
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                         (22,931,178)     10,297,843        (16,183,282)     18,684,900
========================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                    (7,516,173)     (2,704,035)        (8,717,982)     (2,943,539)
 Capital gains                                                     -               -                  -               -
------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (7,516,173)     (2,704,035)        (8,717,982)     (2,943,539)
========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                        81,010,005     217,820,154        247,874,223     342,647,539
 Cost of shares redeemed                                (117,778,043)    (19,544,480)      (247,933,303)    (25,054,903)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions                         (36,768,038)    198,275,674            (59,080)    317,592,636
========================================================================================================================
Net Increase (Decrease) in Net Assets                    (67,215,389)    205,869,482        (24,960,344)    333,333,997
========================================================================================================================
NET ASSETS:
Beginning of period                                  $   205,874,482   $       5,000    $   333,338,997   $       5,000
End of period                                        $   138,659,093   $ 205,874,482    $   308,378,653   $ 333,338,997
========================================================================================================================
Undistributed net investment income included in
 net assets at end of period                         $       161,232   $     160,472    $       126,707   $     148,572
========================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                   3,550,000               -          5,750,000               -
 Shares created                                            1,450,000       3,900,100          4,300,000       6,200,100
 Shares redeemed                                          (2,100,000)       (350,100)        (4,200,000)       (450,100)
------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                         2,900,000       3,550,000          5,850,000       5,750,000
========================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  51

Statements of Changes in Net Assets  (concluded)

WisdomTree Domestic Dividend Funds

                                                   WisdomTree Dividend Top 100(SM) Fund
---------------------------------------------------------------------------------------
                                                                       For the Period
                                                         For the       June 16, 2006*
                                                        Year Ended         through
                                                      March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                               $     7,264,782   $   2,020,822
 Net realized gain (loss) on investments                  10,827,674       2,147,330
 Net change in unrealized appreciation
  (depreciation) on investments                          (41,906,221)      6,862,215
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                         (23,813,765)     11,030,367
=======================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                    (7,217,835)     (1,882,933)
 Capital gains                                                     -               -
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (7,217,835)     (1,882,933)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                       117,466,412     220,320,803
 Cost of shares redeemed                                (108,238,386)    (41,464,549)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions                           9,228,026     178,856,254
=======================================================================================
Net Increase (Decrease) in Net Assets                    (21,803,574)    188,003,688
=======================================================================================
NET ASSETS:
Beginning of period                                  $   188,008,688   $       5,000
End of period                                        $   166,205,114   $ 188,008,688
=======================================================================================
Undistributed net investment income included in
 net assets at end of period                         $       184,836   $     137,889
=======================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                   3,150,000               -
 Shares created                                            2,000,000       3,900,100
 Shares redeemed                                          (1,900,000)       (750,100)
---------------------------------------------------------------------------------------
 Shares outstanding, end of period                         3,250,000       3,150,000
=======================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                     WisdomTree MidCap Dividend Fund  WisdomTree SmallCap Dividend Fund
-----------------------------------------------------------------------------------------------------------------------
                                                                      For the Period                    For the Period
                                                         For the      June 16, 2006*       For the      June 16, 2006*
                                                       Year Ended         through        Year Ended        through
                                                     March 31, 2008   March 31, 2007   March 31, 2008   March 31, 2007
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                               $    3,321,097    $    948,052    $   4,292,643    $   1,700,001
 Net realized gain (loss) on investments                    653,799         683,785         (474,075)       1,060,225
 Net change in unrealized appreciation
  (depreciation) on investments                         (20,445,978)      2,797,244      (22,490,630)       1,522,996
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        (16,471,082)      4,429,081      (18,672,062)       4,283,222
=======================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                   (3,282,192)       (863,134)      (4,348,178)      (1,374,057)
 Capital gains                                                    -          (4,321)               -                -
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders        (3,282,192)       (867,455)      (4,348,178)      (1,374,057)
=======================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                       78,307,186      83,384,228       60,277,961      126,413,016
 Cost of shares redeemed                                (45,688,651)     (8,617,860)     (68,165,226)     (17,379,628)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions                         32,618,535      74,766,368       (7,887,265)     109,033,388
=======================================================================================================================
Net Increase (Decrease) in Net Assets                    12,865,261      78,327,994      (30,907,505)     111,942,553
=======================================================================================================================
NET ASSETS:
Beginning of period                                  $   78,332,994    $      5,000    $ 111,947,553    $       5,000
End of period                                        $   91,198,255    $ 78,332,994    $  81,040,048    $ 111,947,553
=======================================================================================================================
Undistributed net investment income included in
 net assets at end of period                         $      123,823    $     84,918    $     262,432    $     316,732
=======================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                  1,350,000               -        1,950,000                -
 Shares created                                           1,400,000       1,500,100        1,150,000        2,250,100
 Shares redeemed                                           (850,000)       (150,100)      (1,350,000)        (300,100)
-----------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                        1,900,000       1,350,000        1,750,000        1,950,000
=======================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

52  WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

---------------------------------------------------------------------------------------
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree Total Dividend Fund                        March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 57.87          $ 50.32
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                   1.68            1.18
 Net realized and unrealized gain (loss)                   (6.04)           7.28
---------------------------------------------------------------------------------------
Total from investment operations                           (4.36)           8.46
---------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                     (1.68)          (0.91)
 Capital gains                                             (0.02)              -
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (1.70)          (0.91)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $ 51.81         $ 57.87
=======================================================================================
TOTAL RETURN(3)                                            (7.77)%         16.84%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $88,071        $ 89,698
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers            0.28%           0.28%(4)
 Expenses, prior to expense reimbursements/waivers          0.28%           0.31%(4)
 Net investment income                                      2.89%           2.76%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate5                                      10%             12%
=======================================================================================

---------------------------------------------------------------------------------------
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree High-Yielding Equity Fund                  March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  57.99         $50.01
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                    2.22           1.56
 Net realized and unrealized gain (loss)                   (10.19)          7.54
---------------------------------------------------------------------------------------
Total from investment operations                            (7.97)          9.10
---------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                      (2.21)         (1.12)
---------------------------------------------------------------------------------------
Total dividends to shareholders                             (2.21)         (1.12)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $  47.81        $ 57.99
=======================================================================================
TOTAL RETURN(3)                                            (14.18)%        18.23%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $138,659       $205,874
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers             0.38%          0.38%(4)
 Expenses, prior to expense reimbursements/waivers           0.38%          0.40%(4)
 Net investment income                                       3.88%          3.68%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                     19%            11%
=======================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  53

WisdomTree Domestic Dividend Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

---------------------------------------------------------------------------------------
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree LargeCap Dividend Fund                     March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 57.97          $ 50.34
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                   1.60             1.11
 Net realized and unrealized gain (loss)                   (5.21)            7.32
---------------------------------------------------------------------------------------
Total from investment operations                           (3.61)            8.43
---------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                     (1.65)           (0.80)
---------------------------------------------------------------------------------------
Total dividends to shareholders                            (1.65)           (0.80)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $ 52.71          $ 57.97
=======================================================================================
TOTAL RETURN(3)                                            (6.47)%          16.77%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)               $308,379         $333,339
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers            0.28%            0.28%(4)
 Expenses, prior to expense reimbursements/waivers          0.28%            0.29%(4)
 Net investment income                                      2.74%            2.65%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                     8%              13%
=======================================================================================

                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree Dividend Top 100(SM) Fund                  March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  59.69         $ 50.12
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                    2.10            1.40
 Net realized and unrealized gain (loss)                    (8.56)           9.09
---------------------------------------------------------------------------------------
Total from investments operations                           (6.46)          10.49
---------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                      (2.09)          (0.92)
---------------------------------------------------------------------------------------
Total dividends to shareholders                             (2.09)          (0.92)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $  51.14         $ 59.69
=======================================================================================
TOTAL RETURN(3)                                            (11.15)%         20.99%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $166,205        $188,009
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers             0.38%           0.38%(4)
 Expenses, prior to expense reimbursements/waivers           0.38%           0.40%(4)
 Net investment income                                       3.57%           3.29%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                     16%             21%
---------------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

54  WisdomTree Domestic Dividend Funds

Financial Highlights  (concluded)

WisdomTree Domestic Dividend Funds
March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

---------------------------------------------------------------------------------------
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree MidCap Dividend Fund                       March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  58.02         $ 50.21
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                    1.88            1.45
 Net realized and unrealized gain (loss)                   (10.12)           7.41
---------------------------------------------------------------------------------------
Total from investment operations                            (8.24)           8.86
---------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                      (1.78)          (1.04)
 Capital gains                                                  -           (0.01)
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders           (1.78)          (1.05)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $  48.00         $ 58.02
=======================================================================================
TOTAL RETURN(3)                                            (14.47)%         17.71%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $ 91,198        $ 78,333
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers             0.38%           0.38%(4)
 Expenses, prior to expense reimbursements/waivers           0.38%           0.43%(4)
 Net investment income                                       3.38%           3.47%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                     30%             12%
=======================================================================================

                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree SmallCap Dividend Fund                     March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  57.41         $ 50.24
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                    2.13            1.79
 Net realized and unrealized gain (loss)                   (11.10)           6.65
---------------------------------------------------------------------------------------
Total from investments operations                           (8.97)           8.44
---------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                      (2.13)          (1.27)
---------------------------------------------------------------------------------------
Total dividends to shareholders                             (2.13)          (1.27)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $  46.31         $ 57.41
=======================================================================================
TOTAL RETURN(3)                                            (15.93)%         16.88%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $ 81,040        $111,948
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers             0.38%           0.38%(4)
 Expenses, prior to expense reimbursements/waivers           0.38%           0.42%(4)
 Net investment income                                       3.97%           4.25%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                     34%             16%
=======================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  55

Notes to Financial Statements


1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2008, the Trust offered 40 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds, described herein, commenced operations on June 16, 2006.

These financial statements relate only to the WisdomTree Total Dividend Fund ("Total Dividend Fund"), WisdomTree High-Yielding Equity Fund ("High-Yielding Equity Fund"), WisdomTree LargeCap Dividend Fund ("LargeCap Dividend Fund"), WisdomTree Dividend Top 100(SM) Fund ("Dividend Top 100 Fund"), WisdomTree MidCap Dividend Fund ("MidCap Dividend Fund") and WisdomTree SmallCap Dividend Fund ("SmallCap Dividend Fund"), together the "Domestic Dividend Funds."

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("Wisdom Tree Investments"). Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree", "WisdomTree Investments", and "Dividend Top 100" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Investment Income - Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(d) Expenses/Reimbursements - WisdomTree Asset Management ("WTAM") has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees;
(v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. Pursuant to a separate contractual arrangement, WTAM has paid the expenses described in (iii), (iv) and (v) through July 31, 2007.

Pursuant to a separate contractual arrangement, effective August 1, 2007, WTAM has arranged for the provision of chief compliance officer ("CCO") services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of the Fund's average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operation, of $152,482 have been paid on behalf of the Funds of the Trust to the Independent Trustees.


56  WisdomTree Domestic Dividend Funds

(e) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(f) Tax Information and Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The Funds adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds' financial statements.

(g) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


                                          WisdomTree Domestic Dividend Funds  57

3. ADVISER FEES

Adviser Fees - WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. Included in the expenses borne by WTAM are fees paid to the Sub-Adviser, Bank of New York Investment Advisors, all accounting, administration, custody, transfer agent fees to The Bank of New York, tax and audit services, as well as printing and postage.

-------------------------------------------------------------------------------
Fund                                                                   Fee Rate
-------------------------------------------------------------------------------
Total Dividend Fund                                                      0.28%
-------------------------------------------------------------------------------
High-Yielding Equity Fund                                                0.38%
-------------------------------------------------------------------------------
LargeCap Dividend Fund                                                   0.28%
-------------------------------------------------------------------------------
Dividend Top 100(SM) Fund                                                0.38%
-------------------------------------------------------------------------------
MidCap Dividend Fund                                                     0.38%
-------------------------------------------------------------------------------
SmallCap Dividend Fund                                                   0.38%
-------------------------------------------------------------------------------

Each Fund may purchase shares of an affiliated ETF in secondary market transactions. For the fiscal year ended March 31, 2008, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2008, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2008 were as follows:

--------------------------------------------------------------------------------
Fund                                                    Purchases        Sales
--------------------------------------------------------------------------------
Total Dividend Fund                                   $ 9,306,057    $ 9,628,669
--------------------------------------------------------------------------------
High-Yielding Equity Fund                              38,752,900     36,636,220
--------------------------------------------------------------------------------
LargeCap Dividend Fund                                 24,395,530     25,720,710
--------------------------------------------------------------------------------
Dividend Top 100(SM) Fund                              31,504,161     32,043,667
--------------------------------------------------------------------------------
MidCap Dividend Fund                                   29,176,111     29,695,960
--------------------------------------------------------------------------------
SmallCap Dividend Fund                                 36,052,921     36,836,127
--------------------------------------------------------------------------------

For the fiscal year ended March 31, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

--------------------------------------------------------------------------------
Fund                                                  Purchases     Redemptions
--------------------------------------------------------------------------------
Total Dividend Fund                                 $ 49,900,415   $ 40,888,452
--------------------------------------------------------------------------------
High-Yielding Equity Fund                             80,388,457    119,417,680
--------------------------------------------------------------------------------
LargeCap Dividend Fund                               244,712,623    243,880,817
--------------------------------------------------------------------------------
Dividend Top 100(SM) Fund                            114,606,689    105,216,408
--------------------------------------------------------------------------------
MidCap Dividend Fund                                  74,933,106     42,328,183
--------------------------------------------------------------------------------
SmallCap Dividend Fund                                57,329,413     65,316,811
--------------------------------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.


58  WisdomTree Domestic Dividend Funds

6. FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------------
                                                 Gross Unrealized   Gross Unrealized    Net Unrealized
Fund                               Tax Cost        Appreciation       Depreciation       Depreciation
--------------------------------------------------------------------------------------------------------
Total Dividend Fund             $ 101,871,324       $ 2,467,911      $  (15,034,582)    $  (12,566,671)
--------------------------------------------------------------------------------------------------------
High-Yielding Equity Fund         182,936,617         2,056,849         (35,153,020)       (33,096,171)
--------------------------------------------------------------------------------------------------------
LargeCap Dividend Fund            359,733,367         6,578,386         (40,212,553)       (33,634,167)
--------------------------------------------------------------------------------------------------------
Dividend Top 100(SM) Fund         215,516,181         1,123,586         (37,063,564)       (35,939,978)
--------------------------------------------------------------------------------------------------------
MidCap Dividend Fund              121,682,385         1,546,214         (19,418,888)       (17,872,674)
--------------------------------------------------------------------------------------------------------
SmallCap Dividend Fund            120,722,438         1,337,466         (22,735,290)       (21,397,824)
--------------------------------------------------------------------------------------------------------

At March 31, 2008, the components of accumulated earnings/loss on a tax-basis were as follows:

-----------------------------------------------------------------------------------------------------
                                                  Undistributed
                                 Undistributed     Capital and    Net Unrealized    Total Accumulated
Fund                            Ordinary Income   Other Losses     Depreciation     Earnings/(Losses)
-----------------------------------------------------------------------------------------------------
Total Dividend Fund                 $ 57,914      $   (841,063)   $  (12,566,671)    $  (13,349,820)
-----------------------------------------------------------------------------------------------------
High-Yielding Equity Fund            161,232        (2,455,129)      (33,096,171)       (35,390,068)
-----------------------------------------------------------------------------------------------------
LargeCap Dividend Fund               126,707        (4,494,277)      (33,634,167)       (38,001,737)
-----------------------------------------------------------------------------------------------------
Dividend Top 100(SM) Fund            184,836        (2,667,881)      (35,939,978)       (38,423,023)
-----------------------------------------------------------------------------------------------------
MidCap Dividend Fund                 123,823        (3,778,569)      (17,872,674)       (21,527,420)
-----------------------------------------------------------------------------------------------------
SmallCap Dividend Fund               262,432        (5,242,089)      (21,397,824)       (26,377,481)
-----------------------------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended March 31, 2008 and the period ended March 31, 2007 were as follows:

-----------------------------------------------------------------------------------------------------------------
                                          Year Ended 3/31/08                       Period Ended 3/31/07
-----------------------------------------------------------------------------------------------------------------
                                Distributions Paid   Distributions Paid   Distributions Paid   Distributions Paid
                                   from Ordinary       from Long-Term        from Ordinary       from Long-Term
Fund                                  Income*           Capital Gains           Income*          Capital Gains
-----------------------------------------------------------------------------------------------------------------
Total Dividend Fund                 $ 2,793,381           $ 19,587            $1,068,528             $    -
-----------------------------------------------------------------------------------------------------------------
High-Yielding Equity Fund             7,516,173                  -             2,704,035                  -
-----------------------------------------------------------------------------------------------------------------
LargeCap Dividend Fund                8,717,982                  -             2,943,539                  -
-----------------------------------------------------------------------------------------------------------------
Dividend Top 100(SM) Fund             7,217,835                  -             1,882,933                  -
-----------------------------------------------------------------------------------------------------------------
MidCap Dividend Fund                  3,282,192                  -               863,134              4,321
-----------------------------------------------------------------------------------------------------------------
SmallCap Dividend Fund                4,348,178                  -             1,374,057                  -
-----------------------------------------------------------------------------------------------------------------

* Includes short-term capital gains.

At March 31, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

---------------------------------------------------------------------------------------
                                   Capital Loss        Capital Loss
                                Available Through   Available Through    Capital Loss
Fund                                   2015                2016         Available Total
---------------------------------------------------------------------------------------
Total Dividend Fund                  $     -            $  410,492        $  410,492
---------------------------------------------------------------------------------------
High-Yielding Equity Fund              4,934             1,261,567         1,266,501
---------------------------------------------------------------------------------------
LargeCap Dividend Fund                 5,452             3,165,417         3,170,869
---------------------------------------------------------------------------------------
Dividend Top 100(SM) Fund             16,309             1,204,674         1,220,983
---------------------------------------------------------------------------------------
MidCap Dividend Fund                       -               517,017           517,017
---------------------------------------------------------------------------------------
SmallCap Dividend Fund                44,705               774,464           819,169
---------------------------------------------------------------------------------------


                                          WisdomTree Domestic Dividend Funds  59

Notes to Financial Statements  (concluded)


Capital losses incurred after October 31 ("post-October capital losses") and within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the fiscal year ended March 31, 2008, the following Funds incurred and elected to defer net post-October losses as follows:

--------------------------------------------------------------------------------
                                                                   Post-October
Fund                                                              Capital Losses
--------------------------------------------------------------------------------
Total Dividend Fund                                                 $  430,571
--------------------------------------------------------------------------------
High-Yielding Equity Fund                                            1,188,628
--------------------------------------------------------------------------------
LargeCap Dividend Fund                                               1,323,408
--------------------------------------------------------------------------------
Dividend Top 100(SM) Fund                                            1,446,898
--------------------------------------------------------------------------------
MidCap Dividend Fund                                                 3,261,552
--------------------------------------------------------------------------------
SmallCap Dividend Fund                                               4,422,920
--------------------------------------------------------------------------------

At March 31, 2008, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

------------------------------------------------------------------------------------
                                Undistributed Net   Accumulated Net
                                    Investment         Realized
Fund                                  Income          Gain/(Loss)    Paid-in Capital
------------------------------------------------------------------------------------
Total Dividend Fund                   $   43        $  (7,173,207)     $ 7,173,164
------------------------------------------------------------------------------------
High-Yielding Equity Fund                205          (10,824,678)      10,824,473
------------------------------------------------------------------------------------
LargeCap Dividend Fund                     -          (26,091,283)      26,091,283
------------------------------------------------------------------------------------
Dividend Top 100(SM) Fund                  -          (14,017,482)      14,017,482
------------------------------------------------------------------------------------
MidCap Dividend Fund                       -           (4,554,468)       4,554,468
------------------------------------------------------------------------------------
SmallCap Dividend Fund                 1,235           (4,988,883)       4,987,648
------------------------------------------------------------------------------------

These differences are primarily due to redemptions-in-kind and the tax treatment of income earned from investments in partnerships.

7. FAS 157

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for the fiscal period.


60  WisdomTree Domestic Dividend Funds

Report of Independent Registered Public Accounting Firm


The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Dividend Fund, WisdomTree High-Yielding Equity Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend Top 100(SM) Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund (six of the investment funds constituting the WisdomTree Trust (the "Trust")) as of March 31, 2008, and the related statements of operations for the year then ended and the changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Dividend Fund, WisdomTree High-Yielding Equity Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend Top 100(SM) Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund of WisdomTree Trust at March 31, 2008, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the indicated periods, in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP


New York, New York
May 27, 2008


                                          WisdomTree Domestic Dividend Funds  61

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve each Fund's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on February 25, 2008, the Board of Trustees reapproved the Investment Advisory Agreement for the Funds. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the investment performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds;
(iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM's operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-advisers' compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM's anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using essentially the same criteria it used for WTAM. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the BNYIA personnel. The Board also noted that Bank of New York ("BNY"), an affiliate of BNYIA, serves as the Funds' administrator, accountant, custodian and transfer agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.


62  WisdomTree Domestic Dividend Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

--------------------------------------------------------------------------------------------------------
                                                        Market Price Above or      Market Price Below
                                                      Equal to Net Asset Value      Net Asset Value
--------------------------------------------------------------------------------------------------------
                                         Basis Point    Number   Percentage of    Number    Percentage
                                        Differential   of Days     Total Days    of Days   of Total Days
--------------------------------------------------------------------------------------------------------
WisdomTree Total Dividend Fund
April 1, 2007 - March 31, 2008              0 - 24.9     103          41.02%       137         54.58%
                                         ---------------------------------------------------------------
                                           25 - 49.9       2           0.80%         2          0.80%
                                         ---------------------------------------------------------------
                                           50 - 74.9       1           0.40%         0          0.00%
                                         ---------------------------------------------------------------
                                          75 - 100.0       1           0.40%         0          0.00%
                                         ---------------------------------------------------------------
                                              >100.0       3           1.20%         2          0.80%
                                         ---------------------------------------------------------------
                                               Total     110          43.82%       141         56.18%
========================================================================================================
WisdomTree High-Yielding Equity Fund
April 1, 2007 - March 31, 2008              0 - 24.9      99          39.44%       137         54.57%
                                         ---------------------------------------------------------------
                                           25 - 49.9       4           1.59%         2          0.80%
                                         ---------------------------------------------------------------
                                           50 - 74.9       1           0.40%         1          0.40%
                                         ---------------------------------------------------------------
                                          75 - 100.0       1           0.40%         1          0.40%
                                         ---------------------------------------------------------------
                                              >100.0       3           1.20%         2          0.80%
                                         ---------------------------------------------------------------
                                               Total     108          43.03%       143         56.97%
========================================================================================================
WisdomTree LargeCap Dividend Fund
April 1, 2007 - March 31, 2008              0 - 24.9     106          42.23%       122         48.60%
                                         ---------------------------------------------------------------
                                           25 - 49.9       8           3.19%         4          1.59%
                                         ---------------------------------------------------------------
                                           50 - 74.9       3           1.20%         1          0.40%
                                         ---------------------------------------------------------------
                                          75 - 100.0       0           0.00%         0          0.00%
                                         ---------------------------------------------------------------
                                              >100.0       5           1.99%         2          0.80%
                                         ---------------------------------------------------------------
                                               Total     122          48.61%       129         51.39%
========================================================================================================
WisdomTree Dividend Top 100(SM) Fund
April 1, 2007 - March 31, 2008              0 - 24.9      92          36.65%       128         51.00%
                                         ---------------------------------------------------------------
                                           25 - 49.9      16           6.37%         4          1.59%
                                         ---------------------------------------------------------------
                                           50 - 74.9       1           0.40%         1          0.40%
                                         ---------------------------------------------------------------
                                          75 - 100.0       1           0.40%         0          0.00%
                                         ---------------------------------------------------------------
                                              >100.0       5           1.99%         3          1.20%
                                         ---------------------------------------------------------------
                                               Total     115          45.81%       136         54.19%
========================================================================================================
WisdomTree MidCap Dividend Fund
April 1, 2007 - March 31, 2008              0 - 24.9     113          45.01%       122         48.60%
                                         ---------------------------------------------------------------
                                           25 - 49.9       3           1.20%         3          1.20%
                                         ---------------------------------------------------------------
                                           50 - 74.9       0           0.00%         0          0.00%
                                         ---------------------------------------------------------------
                                          75 - 100.0       1           0.40%         0          0.00%
                                         ---------------------------------------------------------------
                                              >100.0       7           2.79%         2          0.80%
                                         ---------------------------------------------------------------
                                               Total     124          49.40%       127         50.60%
========================================================================================================
WisdomTree SmallCap Dividend Fund
April 1, 2007 - March 31, 2008              0 - 24.9     123          49.00%       110         43.82%
                                         ---------------------------------------------------------------
                                           25 - 49.9       3           1.20%         7          2.79%
                                         ---------------------------------------------------------------
                                           50 - 74.9       2           0.80%         0          0.00%
                                         ---------------------------------------------------------------
                                          75 - 100.0       0           0.00%         0          0.00%
                                         ---------------------------------------------------------------
                                              >100.0       4           1.59%         2          0.80%
                                         ---------------------------------------------------------------
                                               Total     132          52.59%       119         47.41%
========================================================================================================


                                          WisdomTree Domestic Dividend Funds  63

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

                                                                                              Number of Portfolios       Other
                                       Term of Office                                           in Fund Complex      Directorships
Name                                   and Length of         Principal Occupation(s)          Overseen by Trustee   Held by Trustee
(year of birth)           Position      Time Served          During the Past 5 Years              and Officer+        and Officers
--------------------- --------------- --------------- ------------------------------------- ----------------------  ----------------
Jonathan Steinberg    Trustee,        Trustee         Chief Executive Officer of                     40             None.
(1964)                President*      and Officer     WisdomTree Investments, Inc.
                                      since 2005      (formerly, Index Development
                                                      Partners, Inc.) and Director of
                                                      WisdomTree Investments, Inc.
                                                      (since 1989).

Amit Muni             Treasurer*,     Officer         Chief Financial Officer and Assistant          40             None.
(1969)                Assistant       since 2008      Secretary of WisdomTree Investments,
                      Secretary*                      Inc. (formerly, Index Development
                                                      Partners, Inc.) (since March 2008);
                                                      International Securities Exchange
                                                      Holdings, Inc. (ISE), Controller and
                                                      Chief Accounting Officer (2003 to
                                                      2008); Instinet Group Inc., Vice
                                                      President Finance (2000 to 2003).

Richard Morris        Secretary*,     Officer         Deputy General Counsel of                      40             None.
(1967)                Chief Legal     since 2005      WisdomTree Investments, Inc.
                      Officer*                        (formerly, Index Development
                                                      Partners, Inc.) (since 2005); Senior
                                                      Counsel at Barclays Global Investors,
                                                      N.A. (2002 to 2005); Counsel at
                                                      Barclays Global Investors, N.A. (2000
                                                      to 2001).
------------------------------------------------------------------------------------------------------------------------------------

*  Elected by and serves at the pleasure of the Board of Trustees.

+  As of March 31, 2008.



64  WisdomTree Domestic Dividend Funds

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

                                   Term of Office                                          Number of Portfolios         Other
Name                                 and Length           Principal Occupation(s)            in Fund Complex        Directorships
(year of birth)       Position     of Time Served         During the Past 5 Years          Overseen by Trustee+    Held by Trustee
--------------------------------- --------------- --------------------------------------- ----------------------  ------------------
Gregory Barton     Trustee        Trustee         General Counsel and Secretary of                 40             None.
(1961)*                           since 2006      Martha Stewart Living Omnimedia,
                                                  Inc. (since 2007); Executive Vice
                                                  President of Licensing and Legal Af-
                                                  fairs, General Counsel and Secretary
                                                  of Ziff Davis Media Inc. (2003 to
                                                  2007); Executive Vice President of
                                                  Legal Affairs, General Counsel and
                                                  Secretary of Ziff Davis Media Inc.
                                                  (2002 to 2003); President (2001 to
                                                  2002), Chief Financial Officer (2000
                                                  to 2002), Vice President of Business
                                                  Development (1999 to 2001) and
                                                  General Counsel and Secretary (1998
                                                  to 2002) of WisdomTree Investments,
                                                  Inc. (formerly, Index Development
                                                  Partners, Inc.)

Toni Massaro       Trustee        Trustee         Dean at University of Arizona James              40             None.
(1955)**                          since 2006      E. Rogers College of Law (since
                                                  1999); Professor at University of Ari-
                                                  zona James E. Rogers College of Law
                                                  (since 1990).

Victor Ugolyn      Trustee,       Trustee         Private Investor (2005 to present);              40             Trustee on Board
(1947)             Chairman of    since 2006      President and Chief Executive Officer                           of Trustees of
                   the Board of                   of William D. Witter, Inc. (2005 to                             Naismith
                   Trustees                       2006); Consultant to AXA Enterprise                             Memorial
                                                  in 2004; Chairman, President and                                Basketball Hall of
                                                  Chief Executive Officer of Enterprise                           Fame; Member of
                                                  Capital Management (subsidiary of                               the Board of Di-
                                                  The MONY Group, Inc.) and Enter-                                rectors of William
                                                  prise Group of Funds, Chairman of                               D. Witter, Inc.;
                                                  MONY Securities Corp., and Chair-                               Member of the
                                                  man of the Fund Board of Enterprise                             Board of Over-
                                                  Group of Funds (1991 to 2004).                                  seers of the
                                                                                                                  Hoover Institu-
                                                                                                                  tion at Stanford
                                                                                                                  University.
------------------------------------------------------------------------------------------------------------------------------------

*  Chair of the Audit Committee.

** Chair of the Governance and Nominating Committee.

+  As of March 31, 2008.


                                          WisdomTree Domestic Dividend Funds  65

Supplemental Information (unaudited)


Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported on Form 1099-DIV in January 2009.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2008, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

-------------------------------------------------------------------------------
                                                                   Qualified
Fund                                                            Dividend Income
-------------------------------------------------------------------------------
Total Dividend Fund                                               $2,691,787
-------------------------------------------------------------------------------
High-Yielding Equity Fund                                          6,463,155
-------------------------------------------------------------------------------
LargeCap Dividend Fund                                             8,763,552
-------------------------------------------------------------------------------
Dividend Top 100(SM) Fund                                          6,275,258
-------------------------------------------------------------------------------
MidCap Dividend Fund                                               1,971,518
-------------------------------------------------------------------------------
SmallCap Dividend Fund                                             2,472,641
-------------------------------------------------------------------------------

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2008 that qualify for the 70% dividends received deduction for corporate shareholders:

-------------------------------------------------------------------------------
                                                              Dividends-Received
Fund                                                              Deduction
--------------------------------------------------------------------------------
Total Dividend Fund                                                  99.66%
--------------------------------------------------------------------------------
High-Yielding Equity Fund                                            94.18
--------------------------------------------------------------------------------
LargeCap Dividend Fund                                              100.00
--------------------------------------------------------------------------------
Dividend Top 100(SM) Fund                                            91.67
--------------------------------------------------------------------------------
MidCap Dividend Fund                                                 66.34
--------------------------------------------------------------------------------
SmallCap Dividend Fund                                               64.06
--------------------------------------------------------------------------------


66  WisdomTree Domestic Dividend Funds

General Information (unaudited)


Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2007, is available without charge, upon request (i) by calling 1-866-909-WISE,
(ii) on the Trust's website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC's website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund's portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.




                                          WisdomTree Domestic Dividend Funds  67

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

The WisdomTree Trust

Investment Adviser
WisdomTree Asset Management, Inc.
380 Madison Avenue, 21st Floor
New York, NY 10017

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree(R) Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2008:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)
WisdomTree High-Yielding Equity Fund (DHS)
WisdomTree LargeCap Dividend Fund (DLN)
WisdomTree Dividend Top 100(SM) Fund (DTN)
WisdomTree MidCap Dividend Fund (DON)
WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)
WisdomTree DEFA High-Yielding Equity Fund (DTH)
WisdomTree Europe Total Dividend Fund (DEB)
WisdomTree Europe High-Yielding Equity Fund (DEW)
WisdomTree Europe SmallCap Dividend Fund (DFE)
WisdomTree Japan Total Dividend Fund (DXJ)
WisdomTree Japan High-Yielding Equity Fund (DNL)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
WisdomTree Pacific ex-Japan Total Dividend Fund (DND)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)
WisdomTree International LargeCap Dividend Fund (DOL)
WisdomTree International Dividend Top 100(SM) Fund (DOO)
WisdomTree International MidCap Dividend Fund (DIM)
WisdomTree International SmallCap Dividend Fund (DLS)
WisdomTree International Real Estate Fund (DRW)
WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)
WisdomTree International Communications Sector Fund (DGG)
WisdomTree International Consumer Cyclical Sector Fund (DPC)
WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)
WisdomTree International Energy Sector Fund (DKA)
WisdomTree International Financial Sector Fund (DRF)
WisdomTree International Health Care Sector Fund (DBR)
WisdomTree International Industrial Sector Fund (DDI)
WisdomTree International Technology Sector Fund (DBT)
WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Earnings Funds

WisdomTree Total Earnings Fund (EXT)
WisdomTree Earnings 500 Fund (EPS)
WisdomTree MidCap Earnings Fund (EZM)
WisdomTree SmallCap Earnings Fund (EES)
WisdomTree Earnings Top 100 Fund (EEZ)
WisdomTree Low P/E Fund (EZY)
WisdomTree India Earnings Fund (EPI)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging markets are generally less liquid and less efficient than developed markets. Please read the funds prospectus for specific details regarding the fund's risk profile. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

[LOGO]
WISDOMTREE
    Fundamental ETFs

380 Madison Avenue, 21st Floor
New York, NY 10017
1.866.909.WISE (9473)
www.wisdomtree.com

WisdomTree Domestic Dividend ETFs

WisdomTree Total Dividend Fund
WisdomTree High-Yielding Equity Fund
WisdomTree LargeCap Dividend Fund
WisdomTree Dividend Top 100(SM) Fund
WisdomTree MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund



WisdomTree Fund shares are distributed by ALPS Distributors, Inc.









WIS001176 (05/2009)

[LOGO]
WISDOMTREE
    Fundamental ETFs

WisdomTree Trust

Earnings Funds

--------------------------------------------------------------------------------

Annual Report
March 31, 2008

WisdomTree Total Earnings Fund
WisdomTree Earnings 500 Fund
WisdomTree MidCap Earnings Fund
WisdomTree SmallCap Earnings Fund
WisdomTree Earnings Top 100 Fund
WisdomTree Low P/E Fund

For the period February 22, 2008 (commencement of investment operations) through March 31, 2008

WisdomTree India Earnings Fund

Table of Contents

Letter to Shareholders .....................................................   1
Management's Discussion of Funds' Performance ..............................   2
Performance Summaries (unaudited) ..........................................   4
Shareholder Expense Examples (unaudited) ...................................  11
Schedules of Investments
 WisdomTree Total Earnings Fund ............................................  13
 WisdomTree Earnings 500 Fund ..............................................  27
 WisdomTree MidCap Earnings Fund ...........................................  34
 WisdomTree SmallCap Earnings Fund .........................................  43
 WisdomTree Earnings Top 100 Fund ..........................................  56
 WisdomTree Low P/E Fund ...................................................  58
 WisdomTree India Earnings Fund ............................................  66
Statements of Assets and Liabilities .......................................  68
Statements of Operations ...................................................  69
Statements of Changes in Net Assets ........................................  70
Financial Highlights .......................................................  72
Notes to Financial Statements ..............................................  76
Report of Independent Registered Public Accounting Firm ....................  82
Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) .....  83
Frequency Distribution of Discounts & Premiums (unaudited) .................  84
Trustee and Officers Information (unaudited) ...............................  85
Supplemental Information (unaudited) .......................................  87
General Information (unaudited) ............................................  88

"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

                     [This page intentionally left blank.]

Letter to Shareholders

Dear Shareholders:

      It is a pleasure to report highlights for the funds of the WisdomTree Trust for the fiscal year that ended March 31, 2008.

      Over this period, many U.S. and international stock markets declined between 5% and 15%, disappointing equity investors. With toxic sub-prime loans causing huge write-downs in the value of assets held at large banks and brokerage firms, financial stocks dramatically underperformed the broader market. For the first time since 1999, value stocks underperformed growth stocks in 2007, both domestically and internationally. WisdomTree's smaller capitalization U.S. funds, with greater exposure to real estate and financial stocks, generated sub-par returns for the period. Nevertheless, despite the challenging environment, 21 of WisdomTree's 36 funds with one-year track records outperformed their comparable capitalization weighted benchmark over the 12 months ended March 31, 2008.

      Some of WisdomTree's strongest relative performance occurred in the developing world. Within the past year, the Trust added the WisdomTree Emerging Markets High-Yielding Equity Fund (DEM) and the WisdomTree Emerging Markets SmallCap Dividend Fund (DGS), the first ETF to offer investors access to the small-cap segment of emerging equity markets. Since the inception of the funds (July 13, 2007 and October 30, 2007, respectively) through March 31, 2008, both DEM and DGS outperformed the capitalization-weighted barometer for the emerging markets: the MSCI Emerging Markets Index. In February, WisdomTree launched the industry's first India ETF, the WisdomTree India Earnings Fund (EPI), which gives U.S. investors exposure to local shares trading in India. By March 31, 2008, overall assets under management in the WisdomTree Trust stood at approximately $4.3 billion, up from approximately $3 billion a year earlier.

      The past fiscal year was also punctuated by an initiative that has the potential to significantly expand WisdomTree's reach: a platform that allows plan sponsors to use ETFs within employee 401(k) programs. This program gives clients the ability to use traditional index funds, actively managed mutual funds or ETFs within their retirement plans. Increasingly, investors view WisdomTree products as alternatives to both types of investments. Like traditional index funds, WisdomTree ETFs provide broad exposure to equity markets in 42 countries. But unlike traditional capitalization- weighted indexes, which set weights based on a company's market value, WisdomTree sets component weights based on income streams, such as earnings or dividends. WisdomTree is presenting advisors, plan sponsors, and self-directed investors a new way to understand and invest in equity markets. This report contains another full year of real-time performance data that will, I hope, provide greater clarity as to whether we are meeting our goal of delivering market-beating returns in a passive structure.

Thank you for your continued support.

Best regards,

/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security. Fund returns are quoted at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

The MSCI Emerging Markets Index is a market cap weighted index that is designed to measure equity market performance consisting of 25 emerging market country indexes. MSCI Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

                                                    WisdomTree Earnings Funds  1

Management's Discussion of Funds' Performance

The six domestic earnings-based ETFs of the WisdomTree Trust give investors alternatives to market capitalization-weighted index funds in all major market capitalization segments of the U.S. equity market. Six of the ETFs discussed in this report track specific indexes that are derived from the WisdomTree Earnings Index, which measures the performance of generally profitable companies in the U.S. The seventh fund, the India Earnings Fund, is designed to track an index WisdomTree created to measure the stock performance of companies trading in India. Unlike ETFs that track traditional market capitalization-weighted indexes, WisdomTree's earnings-based ETFs are designed to track indexes that are weighted based on the earnings that companies produce. For ease of comparison, this report provides index performance data on each ETF's underlying WisdomTree Index and a comparable benchmark index.

For the fiscal year ended March 31, 2008, four of WisdomTree's six domestic earnings-based funds outperformed their comparable market capitalization-weighted benchmark.

U.S. stocks, as measured by the Russell 3000 Index*, declined by 6.03%, for the year ended March 31, 2008. The broadest WisdomTree domestic earnings-based ETF, the WisdomTree Total Earnings Fund (EXT) outperformed the Russell 3000 Index, declining 5.69% for the year that ended March 31, 2008. WisdomTree's best performing size segment for this period was the WisdomTree Earnings 500 Fund
(EPS), which declined 4.72%, versus a 5.05% decline for the S&P 500 Index* over the same period. The worst-performing size segment for the earnings-based family was the WisdomTree SmallCap Earnings Fund (EES). EES lost 17.97% of its value for the year ended March 31, 2008, compared to a 12.94% decline in the Russell 2000 Index*.

Both of WisdomTree's earnings-based large-cap value funds outperformed the Russell 1000 Value Index* for the period. The WisdomTree Earnings Top 100 Fund
(EEZ), which includes large-cap companies chosen because of their low P/E ratios, declined 9.09% through March 31, 2008, more than 2 percentage points less than the Russell 1000 Value Index,* which declined by 11.16% over the period. The WisdomTree Low P/E Fund (EZY) declined by 10.80%, outperforming the Russell 1000 Value Index* by 0.36 percentage points. The WisdomTree MidCap Earnings Fund (EZM) declined by 12.57% for the year ended March 31, 2008, underperforming the S&P MidCap 400 Index* by 5.64 percentage points over this period.

Internationally, the only region of the world where WisdomTree sets portfolio weights based on earnings is in India. Launched in early 2008, during a quarter when most equity markets in developing nations experienced sharp contractions, the WisdomTree India Earnings Fund declined by 9.11% from its inception on February 22, 2008 through March 31, 2008. This compared to an 11.14% decline in the MSCI India Index* over the same period.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds' performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

2  WisdomTree Earnings Funds

Management's Discussion of Funds' Performance
(concluded)

The Russell 3000 Index measures the performance of the 3000 largest stocks in the U.S. market by market value; the Russell 1000 Value Index measures the performance of Russell 1000 companies with lower price to book ratios and lower forecasted growth values; the Russell 2000 Index measures the performance of the smallest 2000 companies in the Russell 3000 Index; the S&P 500 Index is the Standard & Poor's composite index of 500 stocks; the S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for market size, liquidity and industry group representation; MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in India. You cannot invest directly in an index.

* Performance information for the Russell 3000 Index, Russell 1000 Value Index, S&P MidCap 400 Index, Russell 2000 Index and S&P 500 Index assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI India Index assumes reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

                                                    WisdomTree Earnings Funds  3

Performance Summary (unaudited)

WisdomTree Total Earnings Fund

Industry Breakdown+ as of 3/31/08
------------------------------------------
             [PIE CHART]
Energy                               13.6%
Diversified Financials               11.0%
Capital Goods                         9.1%
Insurance                             7.9%
Banks                                 5.4%
Technology Hardware & Equipment       5.3%
Pharmaceuticals, Biotechnology &
Life Sciences                         5.2%
Food, Beverage & Tobacco              4.5%
Materials                             4.2%
Software & Services                   3.9%
Retailing                             3.7%
Other                                26.2%
------------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
---------------------------------------------------
Description                         % of Net Assets
---------------------------------------------------
Exxon Mobil Corp.                         4.4%
---------------------------------------------------
General Electric Co.                      2.5%
---------------------------------------------------
Bank of America Corp.                     2.0%
---------------------------------------------------
Chevron Corp.                             1.9%
---------------------------------------------------
JPMorgan Chase & Co.                      1.9%
---------------------------------------------------
Wal-Mart Stores, Inc.                     1.7%
---------------------------------------------------
Citigroup, Inc.                           1.5%
---------------------------------------------------
Berkshire Hathaway, Inc. Class B          1.4%
---------------------------------------------------
Microsoft Corp.                           1.4%
---------------------------------------------------
American International
    Group, Inc.                           1.3%
---------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The WisdomTree Total Earnings Fund (EXT) returned -5.69% at net asset value ("NAV") for the fiscal year ending March 31, 2008 (for more complete performance information, please see below). Energy contributed most significantly to this performance, comprising on average 15.33% of the Fund and returned 18.75% over the period. Exxon Mobil Corp. was the top performing security in the Fund. Financials contributed the least to the Fund returning -26.05% over the period and comprising on average 24.22% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                             Average Annual Total Return
------------------------------------------------------------------------------------------------
                                                             WisdomTree
                      Net Asset Value     Market Price     Earnings Index     Russell 3000 Index
------------------------------------------------------------------------------------------------
One Year                    (5.69)%           (5.71)%           (5.65)%              (6.03)%
------------------------------------------------------------------------------------------------
Since Inception(1)          (6.73)%           (6.77)%           (6.71)%              (7.31)%
------------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

                                  [LINE CHART]

Growth of $10,000 Investment

                               WisdomTree
                             Total Earnings        Russell 3000
                 Date             Fund                 Index
            ------------------------------------------------------
                2/23/2007        $10,000              $10,000
                2/28/2007         $9,692               $9,690
                3/31/2007         $9,821               $9,791
                4/30/2007        $10,232              $10,182
                5/31/2007        $10,624              $10,553
                6/30/2007        $10,367              $10,356
                7/31/2007         $9,983              $10,003
                8/31/2007        $10,092              $10,146
                9/30/2007        $10,403              $10,516
               10/31/2007        $10,558              $10,709
               11/30/2007        $10,130              $10,227
               12/31/2007        $10,054              $10,165
                1/31/2008         $9,619               $9,549
                2/29/2008         $9,252               $9,252
                3/31/2008         $9,084               $9,198

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4  WisdomTree Earnings Funds

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund

Industry Breakdown+ as of 3/31/08
------------------------------------------
             [PIE CHART]
Energy                               14.3%
Diversified Financials               12.2%
Capital Goods                         9.0%
Insurance                             8.1%
Pharmaceuticals, Biotechnology &
Life Sciences                         5.7%
Technology Hardware & Equipment       5.4%
Banks                                 4.9%
Food, Beverage & Tobacco              4.9%
Software & Services                   3.9%
Materials                             3.7%
Utilities                             3.4%
Other                                24.5%
------------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
-------------------------------------------------
Description                       % of Net Assets
-------------------------------------------------
Exxon Mobil Corp.                       5.1%
-------------------------------------------------
General Electric Co.                    2.9%
-------------------------------------------------
Bank of America Corp.                   2.4%
-------------------------------------------------
JPMorgan Chase & Co.                    2.2%
-------------------------------------------------
Chevron Corp.                           2.2%
-------------------------------------------------
Wal-Mart Stores, Inc.                   1.9%
-------------------------------------------------
Berkshire Hathaway, Inc.
    Class B                             1.7%
-------------------------------------------------
Citigroup, Inc.                         1.7%
-------------------------------------------------
Microsoft Corp.                         1.6%
-------------------------------------------------
American International Group,
    Inc.                                1.6%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The WisdomTree Earnings 500 Fund (EPS) returned -4.72% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Energy contributed most significantly to this performance, comprising on average 16.33% of the Fund and returned 18.80% over the period. Exxon Mobil Corp. was the top performing security in the Fund. Financials contributed the least to the Fund returning -26.46% over the period and comprising on average 24.71% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                         Average Annual Total Return
----------------------------------------------------------------------------------------
                                                            WisdomTree
                                                           Earnings 500
                      Net Asset Value     Market Price        Index        S&P 500 Index
----------------------------------------------------------------------------------------
One Year                    (4.72)%           (4.88)%          (4.29)%         (5.05)%
----------------------------------------------------------------------------------------
Since Inception(1)          (5.76)%           (5.87)%          (5.36)%         (6.29)%
----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

                                  [LINE CHART]

Growth of $10,000 Investment

                              WisdomTree
                             Earnings 500          S&P 500
                Date             Fund               Index
          ------------------------------------------------------
               2/23/2007       $10,000             $10,000
               2/28/2007        $9,695              $9,699
               3/30/2007        $9,833              $9,808
               4/30/2007       $10,251             $10,242
               5/31/2007       $10,627             $10,600
               6/30/2007       $10,394             $10,423
               7/31/2007       $10,046             $10,100
               8/31/2007       $10,177             $10,252
               9/28/2007       $10,525             $10,635
              10/31/2007       $10,679             $10,804
              11/30/2007       $10,268             $10,353
              12/31/2007       $10,210             $10,281
               1/31/2008        $9,749              $9,664
               2/29/2008        $9,377              $9,350
               3/31/2008        $9,214              $9,310

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                                    WisdomTree Earnings Funds  5

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund

Industry Breakdown+ as of 3/31/08
--------------------------------------
             [PIE CHART]
Capital Goods                     9.6%
Energy                            9.5%
Materials                         8.8%
Insurance                         7.7%
Banks                             6.3%
Utilities                         6.3%
Retailing                         5.9%
Consumer Durables & Apparel       4.6%
Technology Hardware & Equipment   4.4%
Health Care Equipment & Services  4.3%
Real Estate                       4.0%
Other                            28.6%
--------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
-----------------------------------------------
Description                     % of Net Assets
-----------------------------------------------
Patterson-UTI Energy, Inc.            0.8%
-----------------------------------------------
NVR, Inc.                             0.6%
-----------------------------------------------
Helmerich & Payne, Inc.               0.5%
-----------------------------------------------
Reliance Steel &
    Aluminum Co.                      0.5%
-----------------------------------------------
UAL Corp.                             0.5%
-----------------------------------------------
E*Trade Financial Corp.               0.5%
-----------------------------------------------
Rowan Cos., Inc.                      0.5%
-----------------------------------------------
Office Depot, Inc.                    0.5%
-----------------------------------------------
Continental Airlines, Inc.
    Class B                           0.5%
-----------------------------------------------
Arrow Electronics, Inc.               0.4%
-----------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The WisdomTree MidCap Earnings Fund (EZM) returned -12.57% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Energy contributed most significantly to this performance, comprising on average 9.51% of the Fund and returned 18.89% over the period. Western Digital Corp. was the top performing security in the Fund. Consumer Discretionary contributed the least to the Fund returning -28.70% over the period and comprising on average 17.64% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                          Average Annual Total Return
-------------------------------------------------------------------------------------------
                                                              WisdomTree
                                                           MidCap Earnings      S&P MidCap
                      Net Asset Value     Market Price          Index           400 Index
-------------------------------------------------------------------------------------------
One Year                   (12.57)%           (12.66)%          (12.86)%           (6.93)%
-------------------------------------------------------------------------------------------
Since Inception(1)         (13.42)%           (13.32)%          (13.64)%           (8.12)%
-------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

                                  [LINE CHART]

Growth of $10,000 Investment

                                     WisdomTree
                                       MidCap          S&P
                                      Earnings        MidCap
                        Date            Fund        400 Index
                    ----------------------------------------------
                       2/23/2007      $10,000        $10,000
                       2/28/2007       $9,676         $9,662
                       3/31/2007       $9,763         $9,792
                       4/30/2007      $10,134        $10,090
                       5/31/2007      $10,604        $10,595
                       6/30/2007      $10,365        $10,364
                       7/31/2007       $9,743         $9,918
                       8/31/2007       $9,745        $10,009
                       9/30/2007       $9,876        $10,274
                      10/31/2007      $10,002        $10,544
                      11/30/2007       $9,429        $10,013
                      12/31/2007       $9,272         $9,994
                       1/31/2008       $8,949         $9,378
                       2/29/2008       $8,626         $9,204
                       3/31/2008       $8,423         $9,109

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6  WisdomTree Earnings Funds

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund

Industry Breakdown+ as of 3/31/08
------------------------------------------
             [PIE CHART]
Banks                                15.8%
Capital Goods                         8.9%
Retailing                             8.0%
Energy                                6.7%
Insurance                             6.2%
Commercial Services & Supplies        5.9%
Health Care Equipment & Services      5.1%
Consumer Durables & Apparel           4.4%
Technology Hardware & Equipment       4.3%
Transportation                        4.0%
Diversified Financials                4.0%
Other                                26.7%
------------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
-----------------------------------------------
Description                     % of Net Assets
-----------------------------------------------
Grey Wolf, Inc.                       0.8%
-----------------------------------------------
Rent-A-Center, Inc.                   0.7%
-----------------------------------------------
Employers Holdings, Inc.              0.6%
-----------------------------------------------
Avatar Holdings, Inc.                 0.5%
-----------------------------------------------
Broadridge Financial
    Solutions, Inc.                   0.5%
-----------------------------------------------
Corus Bankshares, Inc.                0.5%
-----------------------------------------------
United Fire & Casualty Co.            0.4%
-----------------------------------------------
Gulfmark Offshore, Inc.               0.4%
-----------------------------------------------
RPC, Inc.                             0.4%
-----------------------------------------------
McClatchy Co. Class A                 0.4%
-----------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The WisdomTree SmallCap Earnings Fund (EES) returned -17.97% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Energy contributed most significantly to this performance, comprising on average 6.64% of the Fund and returned 3.68% over the period. Alpha Natural Resources, Inc. was the top performing security in the Fund. Consumer Discretionary contributed the least to the Fund returning -36.02% over the period and comprising on average 17.57% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                             Average Annual Total Return
------------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                              SmallCap
                      Net Asset Value     Market Price     Earnings Index     Russell 2000 Index
------------------------------------------------------------------------------------------------
One Year                   (17.97)%           (17.99)%          (17.71)%            (12.94)%
------------------------------------------------------------------------------------------------
Since Inception(1)         (19.48)%           (19.61)%          (19.24)%            (14.27)%
------------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

                                  [LINE CHART]

Growth of $10,000 Investment

                         WisdomTree SmallCap      Russell
                               Earnings            2000
                Date             Fund              Index
            --------------------------------------------------
               2/23/2007       $10,000            $10,000
               2/28/2007        $9,612             $9,599
               3/31/2007        $9,608             $9,702
               4/30/2007        $9,764             $9,876
               5/31/2007       $10,121            $10,280
               6/30/2007        $9,987            $10,130
               7/31/2007        $9,158             $9,437
               8/31/2007        $9,248             $9,651
               9/30/2007        $9,197             $9,817
              10/31/2007        $9,219            $10,098
              11/30/2007        $8,506             $9,373
              12/31/2007        $8,408             $9,367
               1/31/2008        $8,123             $8,729
               2/29/2008        $7,746             $8,405
               3/31/2008        $7,793             $8,440

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                                    WisdomTree Earnings Funds  7

Performance Summary (unaudited)

WisdomTree Earnings Top 100 Fund

Industry Breakdown+ as of 3/31/08
--------------------------------------------
                 [PIE CHART]
Insurance                              13.8%
Diversified Financials                 13.5%
Energy                                 12.8%
Banks                                  10.9%
Materials                              10.5%
Retailing                               6.0%
Capital Goods                           5.8%
Utilities                               4.5%
Transportation                          3.8%
Health Care Equipment & Services        2.3%
Media                                   2.3%
Other                                  13.8%
--------------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
---------------------------------------------------
Description                         % of Net Assets
---------------------------------------------------
TD Ameritrade Holding Corp.               2.4%
---------------------------------------------------
Allstate Corp. (The)                      1.9%
---------------------------------------------------
Qwest Communications
    International, Inc.                   1.9%
---------------------------------------------------
Morgan Stanley                            1.8%
---------------------------------------------------
Capital One Financial Corp.               1.7%
---------------------------------------------------
United States Steel Corp.                 1.6%
---------------------------------------------------
Travelers Cos., Inc. (The)                1.6%
---------------------------------------------------
Chubb Corp. (The)                         1.5%
---------------------------------------------------
Genworth Financial, Inc. Class A          1.4%
---------------------------------------------------
KeyCorp                                   1.4%
---------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings Top 100 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Top 100 Index.

The WisdomTree Earnings Top 100 Fund (EEZ) returned -7.89% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Energy contributed most significantly to this performance, comprising on average 20.47% of the Fund and returned 26.46% over the period. Hess Corp. was the top performing security in the Fund. Financials contributed the least to the Fund returning -32.17% over the period and comprising on average 35.35% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

                                         Average Annual Total Return
----------------------------------------------------------------------------------------
                                                            WisdomTree
                                                           Earnings Top     Russell 1000
                      Net Asset Value     Market Price       100 Index      Value Index
----------------------------------------------------------------------------------------
One Year                    (7.89)%           (7.92)%          (7.49)%          (9.94)%
----------------------------------------------------------------------------------------
Since Inception(1)          (8.39)%           (8.31)%          (8.02)%         (10.19)%
----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

                                  [LINE CHART]

Growth of $10,000 Investment

                                 WisdomTree          Russell
                                Earnings Top          1000
                   Date           100 Fund         Value Index
                -------------------------------------------------
                  2/23/2007       $10,000            $10,000
                  2/28/2007        $9,701             $9,720
                  3/31/2007        $9,861             $9,871
                  4/30/2007       $10,296            $10,235
                  5/31/2007       $10,786            $10,604
                  6/30/2007       $10,505            $10,357
                  7/31/2007       $10,055             $9,878
                  8/31/2007       $10,030             $9,988
                  9/30/2007       $10,436            $10,331
                 10/31/2007       $10,646            $10,333
                 11/30/2007       $10,061             $9,828
                 12/31/2007       $10,054             $9,733
                  1/31/2008        $9,786             $9,343
                  2/29/2008        $9,347             $8,951
                  3/31/2008        $8,899             $8,884

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8  WisdomTree Earnings Funds

Performance Summary (unaudited)

WisdomTree Low P/E Fund

Industry Breakdown+ as of 3/31/08
---------------------------------------
             [PIE CHART]
Energy                            24.3%
Diversified Financials            19.7%
Insurance                         15.7%
Banks                             10.0%
Materials                          5.9%
Retailing                          5.3%
Technology Hardware & Equipment    3.5%
Capital Goods                      3.3%
Consumer Durables & Apparel        1.8%
Utilities                          1.4%
Transportation                     1.2%
Other                              7.9%
---------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
---------------------------------------------------
Description                         % of Net Assets
---------------------------------------------------
Exxon Mobil Corp.                         9.7%
---------------------------------------------------
Bank of America Corp.                     4.5%
---------------------------------------------------
JPMorgan Chase & Co.                      4.2%
---------------------------------------------------
Chevron Corp.                             4.1%
---------------------------------------------------
Citigroup, Inc.                           3.3%
---------------------------------------------------
Berkshire Hathaway, Inc. Class B          3.2%
---------------------------------------------------
American International
    Group, Inc.                           3.0%
---------------------------------------------------
ConocoPhillips                            2.8%
---------------------------------------------------
International Business
    Machines Corp.                        2.8%
---------------------------------------------------
Goldman Sachs Group, Inc.                 2.4%
---------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Low P/E Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Low P/E Index.

The WisdomTree Low P/E Fund (EZY) returned -9.31% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Energy contributed most significantly to this performance, comprising on average 25.39% of the Fund and returned 16.78% over the period. Exxon Mobil Corp. was the top performing security in the Fund. Financials contributed the least to the Fund returning -29.24% over the period and comprising on average 36.95% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

                                          Average Annual Total Return
-------------------------------------------------------------------------------------------
                                                           WisdomTree Low     Russsell 1000
                      Net Asset Value     Market Price        P/E Index        Value Index
-------------------------------------------------------------------------------------------
One Year                    (9.31)%           (9.33)%           (9.16)%           (9.94)%
-------------------------------------------------------------------------------------------
Since Inception(1)          (9.93)%           (9.88)%           (9.87)%          (10.19)%
-------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

                                  [LINE CHART]

Growth of $10,000 Investment

                                                     Russell
                                WisdomTree            1000
                  Date         Low P/E Fund        Value Index
               --------------------------------------------------
                 2/23/2007        $10,000            $10,000
                 2/28/2007         $9,672             $9,720
                 3/31/2007         $9,831             $9,871
                 4/30/2007        $10,265            $10,235
                 5/31/2007        $10,715            $10,604
                 6/30/2007        $10,428            $10,357
                 7/31/2007         $9,948             $9,878
                 8/31/2007        $10,011             $9,988
                 9/30/2007        $10,299            $10,331
                10/31/2007        $10,330            $10,333
                11/30/2007         $9,809             $9,828
                12/31/2007         $9,765             $9,733
                 1/31/2008         $9,548             $9,343
                 2/29/2008         $9,053             $8,951
                 3/31/2008         $8,723             $8,884

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                                    WisdomTree Earnings Funds  9

Performance Summary (unaudited)

WisdomTree India Earnings Fund

Industry Breakdown+ as of 3/31/08
------------------------------------------
             [PIE CHART]
Energy                               25.5%
Materials                            15.2%
Software & Services                  11.4%
Banks                                 9.8%
Telecommunication Services            8.0%
Capital Goods                         7.3%
Utilities                             5.3%
Pharmaceuticals, Biotechnology &
Life Sciences                         4.1%
Automobiles & Components              3.1%
Food, Beverage & Tobacco              2.6%
Diversified Financials                2.1%
Other                                 5.6%
------------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
---------------------------------------------------
Description                         % of Net Assets
---------------------------------------------------
Reliance Industries Ltd.                  13.6%
---------------------------------------------------
Oil & Natural Gas Corp. Ltd.               6.9%
---------------------------------------------------
Infosys Technologies Ltd.                  5.5%
---------------------------------------------------
Bharti Airtel Ltd.                         5.4%
---------------------------------------------------
ICICI Bank Ltd.                            3.4%
---------------------------------------------------
Housing Development
    Finance Corp.                          2.8%
---------------------------------------------------
Reliance Communications Ltd.               2.5%
---------------------------------------------------
Sterlite Industries India Ltd.             2.1%
---------------------------------------------------
Steel Authority of India Ltd.              1.9%
---------------------------------------------------
Hindustam Unilever Ltd.                    1.9%
---------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The WisdomTree India Earnings Fund (EPI) returned -9.50% at net asset value ("NAV") since its inception on February 22, 2008 (for more complete performance information, please see below). Health Care contributed most significantly to this performance, comprising on average 4.12% of the Fund and returned 5.34% over the period. National Aluminium Co. Ltd. was the top performing security in the Fund. Financials contributed the least to the Fund returning -21.81% over the period and comprising on average 13.65% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.88%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                            Cumulative Total Return
-------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                           India Earnings         MSCI
                      Net Asset Value     Market Price          Index          India Index
-------------------------------------------------------------------------------------------
Since Inception(1)          (9.50)%           (9.11)%           (9.24)%           (11.14)%
-------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on February 22, 2008.

                                  [LINE CHART]

Growth of $10,000 Investment

                                WisdomTree India         MSCI
                   Date           Earnings Fund       India Index
             -----------------------------------------------------
                 2/22/2008           $10,000            $10,000
                 2/29/2008           $10,146            $10,177
                 3/31/2008            $9,050             $8,886

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10  WisdomTree Earnings Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008 for all Funds except the WisdomTree India Earnings Fund whose period was February 22, 2008 through March 31, 2008.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 10/01/07 to 3/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   WisdomTree Earnings Funds  11

Shareholder Expense Examples (unaudited) (concluded)

-------------------------------------------------------------------------------------------------------------------
                                                                                      Annualized
                                                                                    Expense Ratio     Expenses Paid
                                                                                     Based on the      During the
                                                  Beginning           Ending            Period          Period+
                                                Account Value     Account Value      10/01/07 to       10/01/07 to
                                                   10/01/07          3/31/08           3/31/08           3/31/08
-------------------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund
  Actual                                         $ 1,000.00        $   881.81            0.28%           $ 1.34
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.58            0.28%           $ 1.44
-------------------------------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund
  Actual                                         $ 1,000.00        $   883.46            0.28%           $ 1.34
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.58            0.28%           $ 1.44
-------------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund
  Actual                                         $ 1,000.00        $   861.88            0.38%           $ 1.79
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.08            0.38%           $ 1.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund
  Actual                                         $ 1,000.00        $   853.26            0.38%           $ 1.78
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.08            0.38%           $ 1.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund
  Actual                                         $ 1,000.00        $   861.79            0.38%           $ 1.79
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.08            0.38%           $ 1.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund
  Actual                                         $ 1,000.00        $   857.64            0.38%           $ 1.79
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.08            0.38%           $ 1.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree India Earnings Fund*
  Actual                                         $ 1,000.00        $   904.97            0.88%           $ 0.89
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,020.60            0.88%           $ 4.45
-------------------------------------------------------------------------------------------------------------------

* Commencement of investment operations for the WisdomTree India Earnings Fund is February 22, 2008.

+ Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect one-half year period) except for the actual return information which reflects the 39 day period for WisdomTree India Earnings Fund.

12  WisdomTree Earnings Funds

Schedule of Investments

WisdomTree Total Earnings Fund

March 31, 2008

-------------------------------------------------------------------------
Investments                                         Shares       Value
-------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.5%
Alliant Techsystems, Inc.*                              49    $     5,073
BE Aerospace, Inc.*                                     51          1,782
Boeing Co. (The)                                       896         66,636
Ceradyne, Inc.*                                         76          2,429
Curtiss-Wright Corp.                                    48          1,991
DRS Technologies, Inc.                                  55          3,205
DynCorp International, Inc. Class A*                    58            967
Esterline Technologies Corp.*                           45          2,267
General Dynamics Corp.                                 413         34,432
Goodrich Corp.                                         129          7,419
Hexcel Corp.*                                           81          1,548
Honeywell International, Inc.                          806         45,475
L-3 Communications Holdings, Inc.                      133         14,542
Lockheed Martin Corp.                                  504         50,047
Moog, Inc. Class A*                                     60          2,533
Northrop Grumman Corp.                                 346         26,922
Precision Castparts Corp.                              112         11,433
Raytheon Co.                                           479         30,948
Rockwell Collins, Inc.                                 140          8,001
Spirit Aerosystems Holdings, Inc. Class A*             102          2,262
Teledyne Technologies, Inc.*                            46          2,162
TransDigm Group, Inc.*                                  47          1,741
Triumph Group, Inc.                                     25          1,423
United Technologies Corp.                            1,001         68,890
                                                              -----------
Total Aerospace & Defense                                         394,128
-------------------------------------------------------------------------
Air Freight & Logistics - 0.8%
ABX Holdings, Inc.*                                    594          1,746
Atlas Air Worldwide Holdings, Inc.*                     45          2,475
C.H. Robinson Worldwide, Inc.                          112          6,093
Expeditors International Washington, Inc.              112          5,060
FedEx Corp.                                            374         34,659
Hub Group, Inc. Class A*                                73          2,401
United Parcel Service Inc. Class B                   1,015         74,115
                                                              -----------
Total Air Freight & Logistics                                     126,549
-------------------------------------------------------------------------
Airlines - 0.3%
Alaska Air Group, Inc.*                                124          2,433
AMR Corp.*                                             714          6,440
Continental Airlines, Inc. Class B*                    393          7,557
Pinnacle Airlines Corp.*                                92            803
Republic Airways Holdings, Inc.*                       109          2,361
Skywest, Inc.                                          161          3,400
Southwest Airlines Co.                                 778          9,648
UAL Corp*                                              382          8,225
US Airways Group, Inc.*                                607          5,408
                                                              -----------
Total Airlines                                                     46,275
-------------------------------------------------------------------------
Auto Components - 0.3%
Autoliv, Inc.                                          138          6,928
BorgWarner, Inc.                                       120          5,164
China Automotive Systems, Inc.*                         62            353
Cooper Tire & Rubber Co.                               121          1,811
Gentex Corp.                                           168          2,881
Johnson Controls, Inc.                                 658         22,241
Spartan Motors, Inc.                                     1              8
Standard Motor Products, Inc.                           27            165
Tenneco, Inc.*                                          94          2,626
                                                              -----------
Total Auto Components                                              42,177
-------------------------------------------------------------------------
Automobiles - 0.1%
Harley-Davidson, Inc.                                  420         15,750
Thor Industries, Inc.                                  113          3,364
                                                              -----------
Total Automobiles                                                  19,114
-------------------------------------------------------------------------
Beverages - 1.7%
Anheuser-Busch Cos., Inc.                              768         36,442
Brown-Forman Corp. Class B                             119          7,880
Central European Distribution Corp.*                    39          2,269
Coca-Cola Co. (The)                                  1,583         96,357
Constellation Brands, Inc. Class A*                    276          4,877
Hansen Natural Corp.*                                   76          2,683
MGP Ingredients, Inc.                                   77            538
Molson Coors Brewing Co. Class B                       140          7,360
Pepsi Bottling Group, Inc.                             287          9,732
PepsiAmericas, Inc.                                    127          3,242
PepsiCo, Inc.                                        1,483        107,073
                                                              -----------
Total Beverages                                                   278,453
-------------------------------------------------------------------------
Biotechnology - 0.8%
Amgen, Inc.*                                         1,235         51,598
Biogen Idec, Inc.*                                     160          9,870
Celgene Corp.*                                          72          4,413
Emergent Biosolutions, Inc.*                           113          1,008
Genentech, Inc.*                                       702         56,989
Genzyme Corp.*                                          91          6,783
ImClone Systems, Inc.*                                  64          2,715
Trimeris, Inc.*                                        124            808
United Therapeutics Corp.*                              21          1,821
                                                              -----------
Total Biotechnology                                               136,005
-------------------------------------------------------------------------
Building Products - 0.2%
Ameron International Corp.                              19          1,777
Builders FirstSource, Inc.*                             89            646
Lennox International, Inc.                             126          4,532
Masco Corp.                                            602         11,938
Simpson Manufacturing Co., Inc.                        126          3,425
Trane, Inc.                                            217          9,960
USG Corp.*                                             144          5,302
                                                              -----------
Total Building Products                                            37,580
-------------------------------------------------------------------------
Capital Markets - 4.3%
Affiliated Managers Group, Inc.*                        42          3,811
Allied Capital Corp.                                   166          3,059
American Capital Strategies Ltd.                       313         10,692
Ameriprise Financial, Inc.                             239         12,392
Apollo Investment Corp.                                189          2,992
Ares Capital Corp.                                     150          1,886
Bank of New York Mellon Corp. (The)                    758         31,631
Bear Stearns & Co., Inc. (The)                         370          3,881
BlackRock, Inc.                                         84         17,151
Charles Schwab Corp. (The)                             813         15,309
Cohen & Steers, Inc.                                    77          2,040

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  13

WisdomTree Total Earnings Fund

March 31, 2008

-----------------------------------------------------------------------
Investments                                       Shares      Value
-----------------------------------------------------------------------
E*Trade Financial Corp.*                           2,270    $     8,762
Eaton Vance Corp.                                     67          2,044
Federated Investors, Inc. Class B                    126          4,934
Fortress Investment Group LLC, Class A               323          3,966
Franklin Resources, Inc.                             256         24,829
GAMCO Investors Inc. Class A                          31          1,561
GFI Group, Inc.*                                      24          1,375
Goldman Sachs Group, Inc.                          1,031        170,518
Greenhill & Co., Inc.                                 42          2,922
Investment Technology Group, Inc.*                    98          4,526
Janus Capital Group, Inc.                            117          2,723
Jefferies Group, Inc.                                154          2,484
KBW, Inc.*                                            31            684
Knight Capital Group, Inc. Class A*                  252          4,092
Legg Mason, Inc.                                     192         10,748
Lehman Brothers Holdings, Inc.                     1,307         49,196
Marathon Acquisition Corp.                            71            548
MCG Capital Corp.                                    289          2,627
Merrill Lynch & Co., Inc.                            988         40,251
Morgan Stanley                                     2,998        137,010
Northern Trust Corp.                                 185         12,297
optionsXpress Holdings, Inc.                          83          1,719
Patriot Capital Funding, Inc.                         56            586
Penson Worldwide, Inc.*                               62            572
Piper Jaffray Cos., Inc.*                             42          1,426
Prospect Capital Corp.                                33            502
Raymond James Financial, Inc.                        140          3,217
SEI Investments Co.                                  140          3,457
State Street Corp.                                   311         24,569
SWS Group, Inc.                                       89          1,088
T. Rowe Price Group, Inc.                            210         10,500
TD Ameritrade Holding Corp.*                       2,458         40,583
TICC Capital Corp.                                    66            496
TradeStation Group, Inc.*                             68            579
U.S. Global Investors, Inc. Class A                   41            555
Waddell & Reed Financial, Inc. Class A                87          2,795
                                                            -----------
Total Capital Markets                                           685,585
-----------------------------------------------------------------------
Chemicals - 1.9%
Air Products & Chemicals, Inc.                       175         16,100
Airgas, Inc.                                         105          4,774
Albemarle Corp.                                      112          4,090
Ashland, Inc.                                         63          2,980
Cabot Corp.                                           91          2,548
Celanese Corp. Series A                               99          3,866
CF Industries Holdings, Inc.                          57          5,906
Cytec Industries, Inc.                                70          3,770
Dow Chemical Co. (The)                             1,460         53,801
E.I. Du Pont de Nemours & Co.                      1,200         56,112
Eastman Chemical Co.                                  80          4,996
Ecolab, Inc.                                         154          6,688
FMC Corp.                                             58          3,218
H.B. Fuller Co.                                      110          2,245
Hercules, Inc.                                       395          7,225
International Flavors & Fragrances, Inc.              91          4,009
Lubrizol Corp.                                        84          4,663
Monsanto Co.                                         179         19,959
Mosaic Co. (The)*                                    175         17,955
Nalco Holding Co.                                    182          3,849
NewMarket Corp.                                       35          2,641
Olin Corp.                                            92          1,818
OM Group, Inc.*                                       22          1,200
PPG Industries, Inc.                                 217         13,131
Praxair, Inc.                                        236         19,878
Rockwood Holdings, Inc.*                              70          2,294
Rohm & Haas Co.                                      228         12,330
RPM International, Inc.                              228          4,774
Scotts Miracle-Gro Co. (The) Class A                  77          2,496
Sensient Technologies Corp.                           71          2,094
Sigma-Aldrich Corp.                                  126          7,516
Terra Industries, Inc.*                               88          3,127
Valspar Corp. (The)                                  154          3,055
Westlake Chemical Corp.                              147          1,918
                                                            -----------
Total Chemicals                                                 307,026
-----------------------------------------------------------------------
Commercial Banks - 4.7%
1st Source Corp.                                      51          1,074
Associated Banc-Corp                                 182          4,847
Bancorp, Inc. (The)*                                  54            652
BancorpSouth, Inc.                                   168          3,891
Bank of Hawaii Corp.                                  84          4,163
BB&T Corp.                                           856         27,443
BOK Financial Corp.                                   84          4,387
Boston Private Financial Holdings, Inc.               80            847
Capitol Bancorp Ltd.                                  68          1,438
Cascade Bancorp                                       93            889
Cathay General Bancorp                               126          2,612
Center Financial Corp.                                47            426
Central Pacific Financial Corp.                      105          1,979
Citizens Republic Bankcorp, Inc.                     182          2,262
City Bank (Lynnwood WA)                               34            757
City National Corp.                                   63          3,116
Colonial BancGroup, Inc. (The)                       349          3,361
Comerica, Inc.                                       318         11,155
Commerce Bancshares, Inc.                             88          3,699
Community Bancorp*                                    85          1,153
Cullen/Frost Bankers, Inc.                            84          4,455
CVB Financial Corp.                                  195          2,030
East West Bancorp, Inc.                              112          1,988
Fifth Third Bancorp                                  779         16,297
First Bancorp (Puerto Rico)                           87            884
First Charter Corp.                                   32            855
First Citizens BancShares, Inc. Class A               21          2,926
First Community Bancorp                               64          1,718
First Horizon National Corp.                         203          2,844
First Midwest Bancorp, Inc.                          119          3,305
First Regional Bancorp*                               50            820
First State Bancorp.                                 105          1,406
FirstMerit Corp.                                     196          4,049
FNB Corp./PA                                         170          2,654

                       See Notes to Financial Statements.

14  WisdomTree Earnings Funds

WisdomTree Total Earnings Fund

March 31, 2008

----------------------------------------------------------------------------
Investments                                       Shares             Value
----------------------------------------------------------------------------
Frontier Financial Corp.                             128         $     2,263
Fulton Financial Corp.                               273               3,355
Glacier Bancorp, Inc.                                134               2,569
Hancock Holding Co.                                   65               2,731
Hanmi Financial Corp.                                150               1,109
Heartland Financial USA, Inc.                         38                 804
Huntington Bancshares, Inc.                          561               6,031
Independent Bank Corp.                                78                 810
International Bancshares Corp.                       161               3,635
Intervest Bancshares Corp. Class A                    41                 393
Irwin Financial Corp.*                               132                 701
KeyCorp                                              925              20,304
M&T Bank Corp.                                       175              14,084
Macatawa Bank Corp.                                   97               1,010
Marshall & Ilsley Corp.                              540              12,528
MB Financial, Inc.                                    84               2,586
Mercantile Bank Corp.                                 37                 382
Nara Bancorp, Inc.                                    51                 662
National City Corp.                                  899               8,945
National Penn Bancshares, Inc.                       139               2,528
NBT Bancorp, Inc.                                     84               1,865
Old National Bancorp                                 150               2,700
Pacific Capital Bancorp                              133               2,860
Park National Corp.                                   37               2,621
PNC Financial Services Group, Inc. (The)             416              27,277
Popular, Inc.                                        561               6,541
PrivateBancorp, Inc.                                  23                 724
Prosperity Bancshares, Inc.                           83               2,379
Provident Bankshares Corp.                            91                 977
Regions Financial Corp.                            1,319              26,050
Royal Bancshares of Pennsylvania Class A              64                 926
Santander BanCorp                                    111               1,122
Seacoast Banking Corp. of Florida                     72                 788
Security Bank Corp.                                  194               1,542
South Financial Group, Inc. (The)                    168               2,496
StellarOne Corp.                                      37                 626
Sterling Financial Corp. /PA*                         80               1,396
Sterling Financial Corp. /WA                         162               2,529
SunTrust Banks, Inc.                                 549              30,273
Susquehanna Bancshares, Inc.                         123               2,506
SVB Financial Group*                                  63               2,749
Synovus Financial Corp.                              509               5,630
Taylor Capital Group, Inc.                            72               1,182
TCF Financial Corp.                                  283               5,071
Temecula Valley Bancorp, Inc.*                        53                 501
Trustmark Corp.                                      147               3,275
U.S. Bancorp                                       2,543              82,292
UCBH Holdings, Inc.                                  224               1,738
UMB Financial Corp.                                   60               2,472
Umpqua Holdings Corp.                                146               2,264
UnionBanCal Corp.                                    255              12,515
United Bankshares, Inc.                              103               2,745
United Community Banks, Inc.                         133               2,258
United Security Bancshares                            43                 722
Valley National Bancorp                              180               3,458
Vineyard National Bancorp                            101                 820
W Holding Co., Inc.                                1,553               1,848
Wachovia Corp.                                     4,020             108,541
Webster Financial Corp.                               91               2,536
Wells Fargo & Co.                                  5,225             152,049
WesBanco, Inc.                                        69               1,705
West Coast Bancorp                                    77               1,123
Westamerica Bancorp                                   59               3,103
Whitney Holding Corp.                                133               3,297
Wilmington Trust Corp.                                98               3,048
Wilshire Bancorp, Inc.                                79                 604
Wintrust Financial Corp.                              42               1,468
Zions Bancorp.                                       219               9,975
                                                                 -----------
Total Commercial Banks                                               750,999
----------------------------------------------------------------------------
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc.*                       350               3,784
American Reprographics Co.*                          149               2,211
Amrep Corp.*                                           5                 262
Avery Dennison Corp.                                 135               6,648
Brink's Co. (The)                                     70               4,703
ChoicePoint, Inc.*                                   112               5,331
Cintas Corp.                                         226               6,450
Copart, Inc.*                                         93               3,605
Corporate Executive Board Co.                         56               2,267
Corrections Corp. of America*                        108               2,972
Covanta Holding Corp.*                                77               2,118
Deluxe Corp.                                         140               2,689
Dun & Bradstreet Corp.                                56               4,557
Equifax, Inc.                                        126               4,344
First Advantage Corp. Class A*                       138               2,924
FTI Consulting, Inc.*                                 39               2,771
Herman Miller, Inc.                                  112               2,752
HNI Corp.                                             91               2,447
IHS Inc. Class A*                                     32               2,058
IKON Office Solutions, Inc.                          301               2,288
Kimball International, Inc. Class B                   51                 547
Knoll, Inc.                                          139               1,604
Korn/Ferry International*                            123               2,079
Manpower, Inc.                                       160               9,001
Mine Safety Appliances Co.                            39               1,606
Monster Worldwide, Inc.*                              84               2,034
PeopleSupport, Inc.*                                   8                  73
Pitney Bowes, Inc.                                   298              10,435
R.R. Donnelley & Sons Co.                            189               5,729
Republic Services, Inc.                              189               5,526
Robert Half International, Inc.                      254               6,538
Rollins, Inc.                                        140               2,477
RSC Holdings, Inc.*                                  267               2,910
Steelcase, Inc. Class A                              210               2,323
Stericycle, Inc.*                                     40               2,060
TeleTech Holdings, Inc.*                             125               2,808
TrueBlue, Inc.*                                      159               2,137
United Stationers, Inc.*                              64               3,053
Volt Information Sciences, Inc.*                      12                 204

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  15

WisdomTree Total Earnings Fund

March 31, 2008

-------------------------------------------------------------------------
Investments                                         Shares       Value
-------------------------------------------------------------------------
Waste Connections, Inc.*                                85    $     2,613
Waste Management, Inc.                                 581         19,497
Watson Wyatt Worldwide, Inc. Class A                    91          5,164
                                                              -----------
Total Commercial Services & Supplies                              157,599
-------------------------------------------------------------------------
Communications Equipment - 1.7%
ADC Telecommunications, Inc.*                          201          2,428
Adtran, Inc.                                           100          1,850
Arris Group, Inc.*                                     353          2,054
Cisco Systems, Inc.*                                 5,305        127,797
CommScope, Inc.*                                        97          3,379
Comtech Telecommunications Corp.*                       43          1,677
Corning, Inc.                                        1,725         41,469
Dycom Industries, Inc.*                                 23            276
EchoStar Corp. Class A*                                 58          1,713
F5 Networks, Inc.*                                     112          2,035
Foundry Networks, Inc.*                                129          1,494
Harris Corp.                                           126          6,115
InterDigital, Inc.*                                     54          1,070
Juniper Networks, Inc.*                                180          4,500
Mastec, Inc.*                                           96            788
Motorola, Inc.                                         771          7,170
Polycom, Inc.*                                         126          2,840
Qualcomm, Inc.                                       1,477         60,557
Tellabs, Inc.*                                         530          2,889
                                                              -----------
Total Communications Equipment                                    272,101
-------------------------------------------------------------------------
Computers & Peripherals - 3.0%
Apple, Inc.*                                           358         51,373
Brocade Communications Systems, Inc.*                  433          3,161
Dell, Inc.*                                          2,205         43,924
Diebold, Inc.                                           91          3,417
EMC Corp.                                            1,572         22,542
Hewlett-Packard Co.                                  2,441        111,456
International Business Machines Corp.                1,699        195,622
Intevac, Inc.*                                          89          1,153
Lexmark International, Inc. Class A*                   196          6,021
NCR Corp.*                                             189          4,315
NetApp, Inc.*                                          243          4,872
QLogic Corp.*                                          238          3,653
SanDisk Corp.*                                          68          1,535
Sun Microsystems, Inc.*                                579          8,992
Western Digital Corp.*                                 395         10,681
                                                              -----------
Total Computers & Peripherals                                     472,717
-------------------------------------------------------------------------
Construction & Engineering - 0.2%
Aecom Technology Corp*                                  97          2,523
EMCOR Group, Inc.*                                     154          3,420
Fluor Corp.                                             51          7,198
Granite Construction Inc.                               77          2,519
Jacobs Engineering Group, Inc.*                         52          3,826
KBR, Inc.*                                             120          3,328
Northwest Pipe Co.*                                     48          2,040
Perini Corp.*                                           50          1,812
Quanta Services, Inc.*                                 121          2,804
URS Corp.*                                              56          1,831
                                                              -----------
Total Construction & Engineering                                   31,301
-------------------------------------------------------------------------
Construction Materials - 0.1%
Eagle Materials, Inc.                                   91          3,235
Martin Marietta Materials, Inc.                         42          4,459
Texas Industries, Inc.                                  31          1,863
Vulcan Materials Co.                                   108          7,172
                                                                  -------
Total Construction Materials                                       16,729
-------------------------------------------------------------------------
Consumer Finance - 1.0%
Advance America Cash Advance Centers, Inc.             229          1,729
Advanta Corp. Class B                                  248          1,743
American Express Co.                                 1,383         60,464
AmeriCredit Corp.*                                     598          6,022
Capital One Financial Corp.                          1,068         52,567
Cash America International, Inc.                        67          2,439
CompuCredit Corp.*                                     126          1,118
Credit Acceptance Corp.*                                82          1,273
Discover Financial Services                            860         14,078
Ezcorp, Inc. Class A*                                   39            480
First Cash Financial Services, Inc.*                    66            682
First Marblehead Corp. (The)*                          623          4,648
Nelnet, Inc. Class A                                    26            306
SLM Corp.*                                             605          9,287
Student Loan Corp. (The)                                28          2,769
World Acceptance Corp.*                                 39          1,242
                                                              -----------
Total Consumer Finance                                            160,847
-------------------------------------------------------------------------
Containers & Packaging - 0.3%
AptarGroup, Inc.                                        72          2,803
Ball Corp.                                             126          5,788
Bemis Co. Inc.                                         126          3,204
Crown Holdings, Inc.*                                  269          6,768
Greif, Inc. Class A                                     70          4,755
Owens-Illinois, Inc.*                                  119          6,715
Packaging Corp. of America                             122          2,724
Pactiv Corp.*                                          133          3,486
Rock-Tenn Co. Class A                                   84          2,517
Sealed Air Corp.                                       295          7,449
Silgan Holdings, Inc.                                   50          2,482
Sonoco Products Co.                                    112          3,207
Temple-Inland, Inc.                                    133          1,692
                                                              -----------
Total Containers & Packaging                                       53,590
-------------------------------------------------------------------------
Distributors - 0.1%
Genuine Parts Co.                                      182          7,320
LKQ Corp.*                                             131          2,944
                                                              -----------
Total Distributors                                                 10,264
-------------------------------------------------------------------------
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A*                            115          4,968
Career Education Corp.*                                100          1,272
DeVry, Inc.                                             34          1,423
H&R Block, Inc.                                        329          6,829
ITT Educational Services, Inc.*                         30          1,378
Matthews International Corp. Class A                    42          2,027
Regis Corp.                                            105          2,886
Service Corp International                             159          1,612
Sotheby's                                              112          3,238

                       See Notes to Financial Statements.

16  WisdomTree Earnings Funds

WisdomTree Total Earnings Fund

March 31, 2008

----------------------------------------------------------------------------
Investments                                            Shares       Value
----------------------------------------------------------------------------
Weight Watchers International, Inc.                        84    $     3,892
                                                                 -----------
Total Diversified Consumer Services                                   29,525
----------------------------------------------------------------------------
Diversified Financial Services - 5.6%
Asta Funding, Inc.                                         34            474
Bank of America Corp.                                   8,486        321,704
CIT Group, Inc.                                           139          1,647
Citigroup, Inc.                                        10,813        231,614
CME Group, Inc.                                            14          6,567
Encore Capital Group, Inc.*                                95            646
Financial Federal Corp.                                    28            611
IntercontinentalExchange, Inc.*                            30          3,915
JPMorgan Chase & Co.                                    6,896        296,183
Marlin Business Services Corp.*                            51            385
Medallion Financial Corp.                                  56            506
Moody's Corp.                                             412         14,350
Nasdaq Stock Market, Inc. (The)*                          119          4,601
Nymex Holdings, Inc.                                       35          3,172
NYSE Euronext                                             131          8,084
Portfolio Recovery Associates, Inc.*                       20            858
                                                                 -----------
Total Diversified Financial Services                                 895,317
----------------------------------------------------------------------------
Diversified Telecommunication Services - 2.2%
AT&T, Inc.                                              4,928        188,741
CenturyTel, Inc.                                          145          4,820
Cincinnati Bell, Inc.*                                    544          2,317
Citizens Communications Co.                               355          3,724
Embarq Corp.                                              266         10,667
Qwest Communications International, Inc.                7,807         35,366
Verizon Communications, Inc.                            2,548         92,875
Windstream Corp.                                          588          7,027
                                                                 -----------
Total Diversified Telecommunication Services                         345,537
----------------------------------------------------------------------------
Electric Utilities - 1.9%
Allegheny Energy, Inc.*                                   112          5,656
ALLETE, Inc.                                               73          2,819
American Electric Power Co., Inc.                         418         17,401
Cleco Corp.                                               123          2,728
DPL, Inc.                                                 147          3,769
Duke Energy Corp.                                       1,640         29,274
Edison International                                      378         18,530
EL Paso Electric Co.*                                      94          2,009
Entergy Corp.                                             192         20,943
Exelon Corp.                                              788         64,042
FirstEnergy Corp.                                         335         22,988
FPL Group, Inc.                                           327         20,516
Great Plains Energy, Inc.                                 140          3,451
IDACORP, Inc.                                              84          2,697
ITC Holdings Corp.                                         46          2,395
Northeast Utilities                                       147          3,607
Pepco Holdings, Inc.                                      168          4,153
Pinnacle West Capital Corp.                               137          4,806
Portland General Electric Co.                             140          3,157
PPL Corp.                                                 347         15,934
Progress Energy, Inc.                                     295         12,302
Sierra Pacific Resources                                  240          3,031
Southern Co.                                              784         27,918
UniSource Energy Corp.                                     76          1,692
Westar Energy, Inc.                                       161          3,666
                                                                 -----------
Total Electric Utilities                                             299,484
----------------------------------------------------------------------------
Electrical Equipment - 0.5%
A.O. Smith Corp.                                           72          2,367
Acuity Brands, Inc.                                        77          3,307
AMETEK, Inc.                                              126          5,533
Baldor Electric Co.                                        74          2,072
Belden, Inc.                                               66          2,331
Brady Corp. Class A                                        78          2,608
Emerson Electric Co.                                      681         35,043
First Solar, Inc.*                                          7          1,618
General Cable Corp.*                                       61          3,603
GrafTech International Ltd.*                              118          1,913
Hubbell, Inc. Class B                                      91          3,976
Regal-Beloit Corp.                                         67          2,454
Rockwell Automation, Inc.                                 166          9,531
Roper Industries, Inc.                                     84          4,993
Thomas & Betts Corp.*                                      91          3,310
Woodward Governor Co.                                      62          1,657
                                                                 -----------
Total Electrical Equipment                                            86,316
----------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc.*                               259          7,726
Amphenol Corp. Class A                                    140          5,215
Anixter International, Inc.*                               82          5,251
Arrow Electronics, Inc.*                                  230          7,740
Avnet, Inc.*                                              260          8,509
AVX Corp.                                                 294          3,766
Benchmark Electronics, Inc.*                              175          3,141
Dolby Laboratories, Inc. Class A*                          63          2,284
Flir Systems, Inc.*                                        87          2,618
Gerber Scientific, Inc.*                                   19            169
Ingram Micro, Inc. Class A*                               300          4,749
Insight Enterprises, Inc.*                                114          1,995
Jabil Circuit, Inc.                                       168          1,589
Mettler-Toledo International, Inc.*                        31          3,011
Molex, Inc.                                               161          3,729
Multi-Fineline Electronix, Inc.*                           27            507
National Instruments Corp.                                 79          2,065
Plexus Corp.*                                              55          1,543
Rofin-Sinar Technologies, Inc.*                            64          2,874
Rogers Corp.*                                              19            635
SYNNEX Corp.*                                             111          2,355
Tech Data Corp.*                                           72          2,362
Technitrol, Inc.                                           76          1,758
Trimble Navigation Ltd.*                                   83          2,373
Vishay Intertechnology, Inc.*                             301          2,727
                                                                 -----------
Total Electronic Equipment & Instruments                              80,691
----------------------------------------------------------------------------
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc.*                                     15          1,376
Baker Hughes, Inc.                                        350         23,975
Basic Energy Services, Inc.*                              115          2,539
BJ Services Co.                                           610         17,391
Bristow Group, Inc.*                                       23          1,234

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  17

WisdomTree Total Earnings Fund

March 31, 2008

-----------------------------------------------------------------------
Investments                                      Shares        Value
-----------------------------------------------------------------------
Cal Dive International, Inc.*                       222      $    2,304
Cameron International Corp.*                        169           7,037
Complete Production Services, Inc.*                 235           5,391
Diamond Offshore Drilling, Inc.                     124          14,434
Dresser-Rand Group, Inc.*                            40           1,230
Dril-Quip, Inc.*                                     33           1,534
ENSCO International, Inc.                           344          21,541
FMC Technologies, Inc.*                              80           4,551
Global Industries Ltd.*                             149           2,397
Grant Prideco, Inc.*                                199           9,795
Grey Wolf, Inc.*                                    838           5,682
Gulfmark Offshore, Inc.*                             26           1,423
Halliburton Co.                                   1,297          51,010
Helix Energy Solutions Group, Inc.*                  96           3,024
Helmerich & Payne, Inc.                             195           9,140
Hercules Offshore Inc*                              141           3,542
Hornbeck Offshore Services, Inc.*                    48           2,192
Key Energy Group, Inc.*                             268           3,597
Lufkin Industries, Inc.                              43           2,744
National Oilwell Varco, Inc.*                       305          17,806
Oceaneering International, Inc.*                     38           2,394
Oil States International, Inc.*                     130           5,825
Parker Drilling Co.*                                221           1,428
Patterson-UTI Energy, Inc.                          483          12,645
Pioneer Drilling Co.*                                71           1,131
Pride International, Inc.*                          245           8,563
Rowan Cos., Inc.                                    209           8,607
RPC, Inc.                                           191           2,901
SEACOR Holdings, Inc.*                               44           3,756
Smith International, Inc.                           153           9,827
Superior Energy Services, Inc.*                     147           5,824
Tetra Technologies, Inc.*                           132           2,091
Tidewater, Inc.                                     127           6,999
Trico Marine Services, Inc.*                         22             857
Unit Corp.*                                         130           7,365
W-H Energy Services, Inc.*                           55           3,787
                                                             ----------
Total Energy Equipment & Services                               300,889
-----------------------------------------------------------------------
Food & Staples Retailing - 2.8%
Andersons, Inc. (The)                                 2              89
BJ's Wholesale Club, Inc.*                           69           2,463
Casey's General Stores, Inc.                         76           1,718
Costco Wholesale Corp.                              311          20,206
CVS Corp.                                         1,071          43,385
Ingles Markets, Inc. Class A                         43           1,057
Kroger Co. (The)                                    777          19,736
Longs Drug Stores Corp.                              47           1,996
Nash Finch Co.                                        8             272
Pantry, Inc. (The)*                                  46             970
Performance Food Group Co.*                          21             686
Ruddick Corp.                                        13             479
Safeway, Inc.                                       491          14,411
SUPERVALU, Inc.                                     245           7,345
SYSCO Corp.                                         628          18,225
Walgreen Co.                                      1,085          41,328
Wal-Mart Stores, Inc.                             5,097         268,509
Whole Foods Market, Inc.                             98           3,231
Winn-Dixie Stores, Inc.*                            123           2,209
                                                             ----------
Total Food & Staples Retailing                                  448,315
-----------------------------------------------------------------------
Food Products - 1.5%
Archer-Daniels-Midland Co.                          834          34,326
Cal-Maine Foods, Inc.                                71           2,370
Campbell Soup Co.                                   412          13,987
ConAgra Foods, Inc.                                 568          13,604
Corn Products International, Inc.                   133           4,940
Dean Foods Co.*                                     119           2,391
Del Monte Foods Co.                                 371           3,536
Flowers Foods, Inc.                                  97           2,401
General Mills, Inc.                                 343          20,538
H.J. Heinz Co.                                      330          15,500
Hershey Co. (The)                                   163           6,140
Hormel Foods Corp.                                  147           6,124
Imperial Sugar Co.                                    5              94
J.M. Smucker Co. (The)                               91           4,606
Kellogg Co.                                         385          20,236
Kraft Foods, Inc. Class A                         1,330          41,242
Lancaster Colony Corp.                               57           2,278
McCormick & Co., Inc.                               112           4,141
Sanderson Farms, Inc.                                65           2,471
Sara Lee Corp.                                      401           5,606
Seaboard Corp.                                        3           4,695
Smithfield Foods, Inc.*                             161           4,147
Tootsie Roll Industries, Inc.                       144           3,629
Tyson Foods, Inc. Class A                           385           6,141
Wm. Wrigley Jr. Co.                                 189          11,877
                                                             ----------
Total Food Products                                             237,020
-----------------------------------------------------------------------
Gas Utilities - 0.4%
AGL Resources, Inc.                                 112           3,844
Atmos Energy Corp.                                  133           3,392
Energen Corp.                                        97           6,043
Equitable Resources, Inc.                            67           3,946
National Fuel Gas Co.                                69           3,257
New Jersey Resources Corp.                           79           2,453
Nicor, Inc.                                          91           3,049
Northwest Natural Gas Co.                            47           2,042
ONEOK, Inc.                                          98           4,374
Piedmont Natural Gas Co., Inc.                      120           3,151
Questar Corp.                                       182          10,294
South Jersey Industries, Inc.                        58           2,036
Southern Union Co.                                  154           3,584
Southwest Gas Corp.                                 112           3,132
UGI Corp.                                           161           4,012
WGL Holdings, Inc.                                   87           2,789
                                                             ----------
Total Gas Utilities                                              61,398
-----------------------------------------------------------------------
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.                          532          30,760
Beckman Coulter, Inc.                                70           4,519
Becton Dickinson & Co.                              210          18,029
Boston Scientific Corp.*                            483           6,216

                       See Notes to Financial Statements.

18  WisdomTree Earnings Funds

WisdomTree Total Earnings Fund

March 31, 2008

------------------------------------------------------------------------
Investments                                        Shares       Value
------------------------------------------------------------------------
C.R. Bard, Inc.                                        77    $     7,423
Cooper Cos., Inc. (The)                                19            654
DENTSPLY International, Inc.                          133          5,134
Edwards Lifesciences Corp.*                            84          3,742
Gen-Probe, Inc.*                                       32          1,542
Haemonetics Corp.*                                     30          1,787
Hillenbrand Industries, Inc.                           89          4,254
Hologic, Inc.*                                         30          1,668
Hospira, Inc.*                                         63          2,695
IDEXX Laboratories, Inc.*                              41          2,020
Immucor, Inc.*                                         69          1,472
Intuitive Surgical, Inc.*                               6          1,946
Kinetic Concepts, Inc.*                                91          4,207
Medtronic, Inc.                                     1,084         52,434
Mentor Corp.                                           60          1,543
Resmed, Inc.*                                          57          2,404
St. Jude Medical, Inc.*                               312         13,475
STERIS Corp.                                           85          2,281
Stryker Corp.                                         259         16,848
Varian Medical Systems, Inc.*                          98          4,590
West Pharmaceutical Services, Inc.                     74          3,273
Zimmer Holdings, Inc.*                                229         17,830
                                                             -----------
Total Health Care Equipment & Supplies                           212,746
------------------------------------------------------------------------
Health Care Providers & Services - 1.9%
Aetna, Inc.                                           603         25,380
Amedisys, Inc.*                                        36          1,416
AMERIGROUP Corp.*                                      90          2,460
AmerisourceBergen Corp.                               182          7,458
Apria Healthcare Group, Inc.*                         108          2,133
Cardinal Health, Inc.                                 385         20,216
Centene Corp.*                                         73          1,018
Chemed Corp.                                           25          1,055
Cigna Corp.                                           417         16,918
Community Health Systems, Inc.*                       119          3,995
Coventry Health Care, Inc.*                           203          8,191
DaVita, Inc.*                                          98          4,680
Emergency Medical Services Corp. Class A*              40            988
Express Scripts, Inc.*                                140          9,005
Health Net, Inc.*                                      89          2,741
Healthsouth Corp*                                     145          2,580
Healthspring, Inc.*                                   131          1,844
Henry Schein, Inc.*                                    84          4,822
Humana, Inc.*                                         181          8,120
Kindred Healthcare, Inc.*                              60          1,312
Laboratory Corp. of America Holdings*                 112          8,252
LifePoint Hospitals, Inc.*                            130          3,571
Lincare Holdings, Inc.*                               131          3,682
Magellan Health Services, Inc.*                        51          2,024
McKesson Corp.                                        301         15,763
Medco Health Solutions, Inc.*                         340         14,889
Omnicare, Inc.                                        212          3,850
Owens & Minor, Inc.                                    52          2,046
Patterson Cos., Inc.*                                 112          4,066
Pediatrix Medical Group, Inc.*                         57          3,842
Psychiatric Solutions, Inc.*                           63          2,137
Quest Diagnostics, Inc.                               203          9,190
UnitedHealth Group, Inc.                            1,569         53,910
Universal American Corp.*                              83            880
Universal Health Services, Inc. Class B                45          2,416
VCA Antech, Inc.*                                      68          1,860
WellCare Health Plans, Inc.*                          108          4,207
WellPoint, Inc.*                                      728         32,126
                                                             -----------
Total Health Care Providers & Services                           295,043
------------------------------------------------------------------------
Health Care Technology - 0.1%
Cerner Corp.*                                          61          2,274
HLTH Corp.*                                           258          2,461
IMS Health, Inc.                                      267          5,610
                                                             -----------
Total Health Care Technology                                      10,345
------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.0%
Ambassadors Group, Inc.                                25            472
Ameristar Casinos, Inc.                                81          1,478
Bluegreen Corp.*                                       71            476
Bob Evans Farms, Inc.                                  67          1,849
Boyd Gaming Corp.                                      91          1,820
Brinker International, Inc.                           140          2,597
Burger King Holdings, Inc.                            135          3,734
CBRL Group, Inc.                                       71          2,540
CEC Entertainment, Inc.*                               76          2,195
Cheesecake Factory (The)*                             104          2,266
Chipotle Mexican Grill, Inc. Class A*                  14          1,588
Choice Hotels International, Inc.                     112          3,820
CKE Restaurants, Inc.                                  54            606
Darden Restaurants, Inc.                              200          6,510
International Game Technology                         203          8,163
International Speedway Corp. Class A                   52          2,142
Interstate Hotels & Resorts, Inc.*                    123            588
Jack in the Box, Inc.*                                140          3,762
Las Vegas Sands Corp.*                                 41          3,019
Marriott International, Inc. Class A                  388         13,332
McDonald's Corp.                                      547         30,506
MGM Mirage*                                           151          8,874
Penn National Gaming, Inc.*                            62          2,711
Ruby Tuesday, Inc.                                    197          1,478
Scientific Games Corp. Class A*                        65          1,372
Sonic Corp.*                                           85          1,873
Speedway Motorsports, Inc.                             77          1,930
Starbucks Corp.*                                      562          9,835
Starwood Hotels & Resorts Worldwide, Inc.             234         12,110
Wendy's International, Inc.                           112          2,583
Wyndham Worldwide Corp                                282          5,832
Yum! Brands, Inc.                                     483         17,972
                                                             -----------
Total Hotels, Restaurants & Leisure                              160,033
------------------------------------------------------------------------
Household Durables - 0.6%
American Greetings Corp. Class A                       22            408
Avatar Holdings, Inc.*                                 58          2,528
Black & Decker Corp. (The)                            106          7,007
Blyth, Inc.                                            93          1,834
Brookfield Homes Corp.                                155          2,604

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  19

WisdomTree Total Earnings Fund

March 31, 2008

--------------------------------------------------------------------------------
Investments                                                Shares      Value
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                    72    $     2,047
Fortune Brands, Inc.                                          200         13,901
Harman International Industries, Inc.                          86          3,744
Jarden Corp.*                                                 119          2,587
Leggett & Platt, Inc.                                         217          3,309
Mohawk Industries, Inc.*                                      112          8,020
Newell Rubbermaid, Inc.                                       287          6,564
NVR, Inc.*                                                     17         10,158
Sealy Corp.                                                   171          1,300
Snap-On, Inc.                                                  91          4,627
Stanley Works (The)                                           128          6,095
Syntax-Brillian Corp.*                                        170            167
Tempur-Pedic International, Inc.                              104          1,144
Toll Brothers, Inc.*                                          304          7,138
Tupperware Brands Corp.                                        65          2,514
Whirlpool Corp.                                               139         12,062
                                                                     -----------
Total Household Durables                                                  99,758
--------------------------------------------------------------------------------
Household Products - 1.7%
Church & Dwight Co., Inc.                                      91          4,936
Clorox Co. (The)                                              140          7,930
Colgate-Palmolive Co.                                         371         28,905
Energizer Holdings, Inc.*                                      57          5,157
Kimberly-Clark Corp.                                          506         32,662
Procter & Gamble Co.                                        2,657        186,176
WD-40 Co.                                                      13            432
                                                                     -----------
Total Household Products                                                 266,198
--------------------------------------------------------------------------------
Independent Power Producers & Energy - 0.4%
AES Corp. (The)*                                              404          6,735
Constellation Energy Group, Inc.                              146         12,887
Dynegy, Inc. Class A*                                         493          3,890
Mirant Corp.*                                                 674         24,527
NRG Energy, Inc.*                                             199          7,759
Reliant Energy, Inc.*                                          93          2,199
                                                                     -----------
Total Independent Power Producers & Energy                                57,997
--------------------------------------------------------------------------------
Industrial Conglomerates - 3.0%
3M Co.                                                        732         57,938
Carlisle Cos., Inc.                                            98          3,277
General Electric Co.                                       10,551        390,493
Teleflex, Inc.                                                 38          1,813
Textron, Inc.                                                 229         12,691
Walter Industries, Inc.                                        92          5,762
                                                                     -----------
Total Industrial Conglomerates                                           471,974
--------------------------------------------------------------------------------
Insurance - 7.9%
21st Century Holding Co.                                       78            999
Alfa Corp.                                                    132          2,901
Alleghany Corp.*                                               14          4,877
Allstate Corp. (The)                                        1,658         79,683
AMBAC Financial Group, Inc.                                   201          1,156
American Equity Investment Life Holding Co., Inc.             256          2,376
American Family Life Assurance Co., Inc.                      451         29,292
American Financial Group, Inc.                                291          7,438
American International Group, Inc.                          4,827        208,768
American National Insurance Co.                                35          3,735
Amerisafe, Inc.*                                               63            796
Amtrust Financial Services, Inc.                              179          2,902
AON Corp.                                                     336         13,507
Arthur J. Gallagher & Co.                                     147          3,472
Assurant, Inc.                                                245         14,911
Berkshire Hathaway, Inc. Class B*                              51        228,117
Brown & Brown, Inc.                                           154          2,677
Chubb Corp. (The)                                             879         43,493
Cincinnati Financial Corp.                                    273         10,385
CNA Financial Corp.                                           566         14,597
CNA Surety Corp.*                                             130          1,999
Commerce Group, Inc.                                          154          5,553
Delphi Financial Group, Inc. Class A                          112          3,274
EMC Insurance Group, Inc.                                      25            672
Employers Holdings, Inc.                                      263          4,876
Erie Indemnity Co. Class A                                     77          3,942
FBL Financial Group, Inc. Class A                              74          2,108
Fidelity National Financial, Inc. Class A                     385          7,057
First American Corp.                                          126          4,276
Genworth Financial, Inc. Class A                            1,011         22,889
Hanover Insurance Group, Inc. (The)                            91          3,744
Harleysville Group, Inc.                                       81          2,923
Hartford Financial Services Group, Inc. (The)                 650         49,251
HCC Insurance Holdings, Inc.                                  258          5,854
Hilb Rogal & Hobbs Co.                                         61          1,920
Horace Mann Educators Corp.                                   128          2,237
Independence Holding Co.                                      110          1,311
Infinity Property & Casualty Corp.                             85          3,536
LandAmerica Financial Group, Inc.                              24            947
Lincoln National Corp.                                        451         23,452
Loews Corp.                                                   806         32,417
Markel Corp.*                                                  14          6,160
Marsh & McLennan Cos., Inc.                                   457         11,128
MBIA, Inc.*                                                   387          4,729
Mercury General Corp.                                          84          3,722
Metlife, Inc.                                               1,111         66,949
Midland Co. (The)                                              38          2,467
National Western Life Insurance Co. Class A                    12          2,601
Nationwide Financial Services, Inc. Class A                   296         13,995
Navigators Group, Inc.*                                        42          2,285
NYMAGIC, Inc.                                                  51          1,158
Odyssey Re Holdings Corp.                                     133          4,888
Old Republic International Corp.                              468          6,042
Philadelphia Consolidated Holding Co.*                        165          5,313
Phoenix Cos., Inc. (The)                                      304          3,712
Presidential Life Corp.                                        33            576
Principal Financial Group, Inc.                               279         15,546
ProAssurance Corp.*                                            84          4,522
Procentury Corp.                                               58          1,044
Progressive Corp. (The)                                     1,375         22,096
Protective Life Corp.                                         143          5,800
Prudential Financial, Inc.                                    509         39,829
Reinsurance Group of America, Inc.                            134          7,295
RLI Corp.                                                      62          3,073
Safeco Corp.                                                  195          8,557

                       See Notes to Financial Statements.

20  WisdomTree Earnings Funds

WisdomTree Total Earnings Fund

March 31, 2008

--------------------------------------------------------------------------------
Investments                                              Shares         Value
--------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                 77      $     2,628
SeaBright Insurance Holdings, Inc.*                          31              457
Selective Insurance Group, Inc.                             161            3,845
StanCorp Financial Group, Inc.                               91            4,342
State Auto Financial Corp.                                  114            3,321
Torchmark Corp.                                             154            9,257
Tower Group, Inc.                                            13              327
Transatlantic Holdings, Inc.                                124            8,227
Travelers Cos., Inc. (The)                                1,607           76,895
United Fire & Casualty Co.                                  100            3,740
Unitrin, Inc.                                               112            3,958
Unum Group                                                  646           14,218
W.R. Berkley Corp.                                          480           13,291
Wesco Financial Corp.                                         7            2,828
Zenith National Insurance Corp.                             134            4,805
                                                                     -----------
Total Insurance                                                        1,255,946
--------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%
Amazon.Com, Inc.*                                            85            6,061
Expedia, Inc.*                                              217            4,750
IAC/InterActiveCorp.*                                       239            4,962
NetFlix, Inc.*                                               83            2,876
NutriSystem, Inc.*                                          117            1,763
priceline.com, Inc.*                                         34            4,109
Systemax, Inc.*                                              58              699
                                                                     -----------
Total Internet & Catalog Retail                                           25,220
--------------------------------------------------------------------------------
Internet Software & Services - 0.5%
Akamai Technologies, Inc.*                                   57            1,605
Digital River, Inc.*                                         59            1,827
eBay, Inc.*                                                 111            3,312
Google, Inc. Class A*                                       111           48,893
Imergent, Inc.                                               49              558
j2 Global Communications, Inc.*                              42              937
ValueClick, Inc.*                                            99            1,708
Yahoo! Inc.*                                                539           15,593
                                                                     -----------
Total Internet Software & Services                                        74,433
--------------------------------------------------------------------------------
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A*                  98            4,911
Alliance Data Systems Corp.*                                 70            3,326
Automatic Data Processing, Inc.                             413           17,506
Broadridge Financial Solutions, Inc.                        186            3,274
CACI International, Inc., Class A*                           29            1,321
Cass Information Systems, Inc.                                4              126
Cognizant Technology Solutions Corp. Class A*               227            6,544
Computer Sciences Corp.*                                    140            5,711
Convergys Corp.*                                            168            2,530
CSG Systems International, Inc.*                            135            1,535
DST Systems, Inc.*                                           63            4,142
Electronic Data Systems Corp.                               710           11,822
Fidelity National Information Services, Inc.                193            7,361
Fiserv, Inc.*                                               168            8,079
Global Payments, Inc.                                       112            4,632
Iron Mountain, Inc.*                                         86            2,274
Mantech International Corp.*                                 48            2,177
Mastercard, Inc. Class A                                     70           15,609
MPS Group, Inc.*                                            215            2,541
NeuStar, Inc. Class A*                                       75            1,986
Paychex, Inc.                                               280            9,593
Perot Systems Corp. Class A*                                199            2,993
SAIC, Inc.*                                                 370            6,878
SRA International, Inc., Class A*                            34              827
Syntel, Inc.                                                 52            1,386
Total System Services, Inc.                                 400            9,464
Western Union Co. (The)                                     718           15,272
Wright Express Corp.*                                        55            1,690
                                                                     -----------
Total IT Services                                                        155,510
--------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%
Brunswick Corp.                                             182            2,907
Callaway Golf Co.                                           101            1,483
Hasbro, Inc.                                                225            6,278
Jakks Pacific, Inc.*                                         48            1,323
Mattel, Inc.                                                476            9,471
Polaris Industries, Inc.                                     57            2,338
Pool Corp.                                                  119            2,248
                                                                     -----------
Total Leisure Equipment & Products                                        26,048
--------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc. Class A*                          25            2,224
Charles River Laboratories International, Inc.*              56            3,301
Covance, Inc.*                                               42            3,485
Invitrogen Corp.*                                            27            2,308
Millipore Corp.*                                             35            2,359
PerkinElmer, Inc.                                           102            2,474
Pharmaceutical Product Development, Inc.                    126            5,279
TECHNE Corp.*                                                11              741
Thermo Fisher Scientific, Inc.*                             194           11,026
Varian, Inc.*                                                28            1,622
Waters Corp.*                                                84            4,679
                                                                     -----------
Total Life Sciences Tools & Services                                      39,498
--------------------------------------------------------------------------------
Machinery - 2.4%
Accuride Corp.*                                              68              556
Actuant Corp. Class A                                        91            2,749
AGCO Corp.*                                                  61            3,653
Barnes Group, Inc.                                           86            1,974
Bucyrus International, Inc. Class A                          21            2,135
Caterpillar, Inc.                                           963           75,394
CLARCOR, Inc.                                                73            2,595
Columbus McKinnon Corp.*                                      8              248
Cummins, Inc.                                               252           11,799
Danaher Corp.                                               273           20,756
Deere & Co.                                                 412           33,142
Donaldson Co., Inc.                                          73            2,940
Dover Corp.                                                 273           11,406
Eaton Corp.                                                 220           17,527
EnPro Industries, Inc.*                                      94            2,932
Flowserve Corp.                                              48            5,010
Freightcar America, Inc.                                     70            2,401
Gardner Denver, Inc.*                                       119            4,415
Graco, Inc.                                                 105            3,807
Greenbrier Cos., Inc.                                        30              796

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  21

WisdomTree Total Earnings Fund

March 31, 2008

----------------------------------------------------------------------------
Investments                                            Shares       Value
----------------------------------------------------------------------------
Harsco Corp.                                               90    $     4,984
IDEX Corp.                                                126          3,867
Illinois Tool Works, Inc.                                 624         30,096
ITT Corp.                                                 191          9,896
Joy Global, Inc.                                          116          7,559
Kaydon Corp.                                               42          1,844
Kennametal, Inc.                                          140          4,120
Lincoln Electric Holdings, Inc.                            70          4,514
Manitowoc Co., Inc. (The)                                 129          5,263
Mueller Industries, Inc.                                   78          2,250
NACCO Industries, Inc. Class A                             25          2,024
Nordson Corp.                                              51          2,746
Oshkosh Truck Corp.                                       126          4,571
Paccar, Inc.                                              501         22,545
Pall Corp.                                                126          4,419
Parker Hannifin Corp.                                     212         14,685
Pentair, Inc.                                             140          4,466
SPX Corp.                                                  63          6,609
Terex Corp.*                                              180         11,250
Timken Co. (The)                                          217          6,449
Toro Co. (The)                                             62          2,566
Trinity Industries, Inc.                                  239          6,369
Valmont Industries, Inc.                                   26          2,285
Wabtec Corp.                                               90          3,389
Watts Water Technologies, Inc. Class A                     98          2,747
                                                                 -----------
Total Machinery                                                      377,748
----------------------------------------------------------------------------
Marine - 0.0%
Alexander & Baldwin, Inc.                                  46          1,982
Kirby Corp.*                                               58          3,306
                                                                 -----------
Total Marine                                                           5,288
----------------------------------------------------------------------------
Media - 2.7%
AH Belo Corp. Class A                                      47            537
Belo Corp. Class A                                        238          2,516
CBS Corp. Class B                                         912         20,137
Cinemark Holdings, Inc.                                   183          2,341
Citadel Broadcasting Corp.*                               146            242
Clear Channel Communications, Inc.                        388         11,337
Clear Channel Outdoor Holdings, Inc. Class A*             162          3,080
Comcast Corp. Class A*                                  1,010         19,533
Cox Radio, Inc. Class A*                                  234          2,780
DIRECTV Group, Inc. (The)*                              1,024         25,385
Discovery Holding Co. Class A*                            109          2,313
DISH Network Corp. Class A*                               294          8,447
DreamWorks Animation SKG, Inc. Class A*                   107          2,758
E.W. Scripps Co. (The) Class A                            133          5,587
Gannett Co., Inc.                                         557         16,181
Gemstar-TV Guide International, Inc.*                     788          3,704
Getty Images, Inc.*                                       114          3,648
Harte-Hanks, Inc.                                         161          2,201
Hearst-Argyle Television, Inc.                            168          3,466
Interactive Data Corp.                                    105          2,989
John Wiley & Sons, Inc. Class A                            70          2,779
Lee Enterprises, Inc.                                     204          2,042
Marvel Entertainment, Inc.*                               154          4,126
McClatchy Co. Class A                                     289          3,092
McGraw-Hill Cos., Inc. (The)                              414         15,297
Meredith Corp.                                             70          2,678
Morningstar, Inc.*                                         26          1,595
New York Times Co. (The) Class A                          153          2,889
News Corp. Class A                                      2,626         49,238
Omnicom Group, Inc.                                       357         15,772
Regal Entertainment Group Class A                         357          6,887
Salem Communications Holding Corp. Class A*                16             64
Scholastic Corp.*                                          79          2,391
Time Warner Cable, Inc. Class A*                          754         18,835
Time Warner, Inc.                                       3,917         54,915
Viacom, Inc. Class B*                                     716         28,368
Walt Disney Co. (The)                                   2,307         72,393
Washington Post Co. (The) Class B                           7          4,631
Westwood One, Inc.*                                       166            349
                                                                 -----------
Total Media                                                          427,523
----------------------------------------------------------------------------
Metals & Mining - 1.8%
AK Steel Holding Corp.*                                   151          8,217
Alcoa, Inc.                                             1,147         41,361
Allegheny Technologies, Inc.                              166         11,846
Brush Engineered Materials, Inc.*                          48          1,232
Carpenter Technology Corp.                                 70          3,918
Cleveland-Cliffs, Inc.                                     58          6,950
Coeur d'ALENE Mines Corp.*                                 62            250
Commercial Metals Co.                                     238          7,133
Freeport-McMoRan Copper & Gold, Inc.                      528         50,804
Newmont Mining Corp.                                       79          3,579
Nucor Corp.                                               502         34,005
Quanex Corp.                                               85          4,398
Reliance Steel & Aluminum Co.                             168         10,056
RTI International Metals, Inc.*                            37          1,673
Schnitzer Steel Industries, Inc. Class A                   51          3,622
Southern Copper Corp.                                     455         47,243
Steel Dynamics, Inc.                                      332         10,969
Titanium Metals Corp.*                                    231          3,477
United States Steel Corp.                                 239         30,322
Worthington Industries, Inc.                              124          2,092
                                                                 -----------
Total Metals & Mining                                                283,147
----------------------------------------------------------------------------
Multiline Retail - 1.0%
Big Lots, Inc.*                                           139          3,100
Bon-Ton Stores, Inc. (The)                                124            678
Dillard's, Inc. Class A                                   183          3,149
Dollar Tree Stores, Inc.*                                 133          3,669
Family Dollar Stores, Inc.                                227          4,427
JC Penney Co., Inc.                                       491         18,516
Kohl's Corp.*                                             460         19,729
Macy's, Inc.                                              612         14,113
Nordstrom, Inc.                                           413         13,464
Retail Ventures, Inc.*                                    370          1,795
Sears Holdings Corp.*                                     252         25,727
Target Corp.                                              996         50,477
Tuesday Morning Corp.*                                    279          1,445
                                                                 -----------
Total Multiline Retail                                               160,289
----------------------------------------------------------------------------

                       See Notes to Financial Statements.

22  WisdomTree Earnings Funds

WisdomTree Total Earnings Fund

March 31, 2008

----------------------------------------------------------------------
Investments                                    Shares        Value
----------------------------------------------------------------------
Multi-Utilities - 1.0%
Alliant Energy Corp.                              112      $     3,921
Ameren Corp.                                      203            8,940
Black Hills Corp.                                  66            2,361
Centerpoint Energy, Inc.                          327            4,666
Consolidated Edison, Inc.                         306           12,148
Dominion Resources, Inc.                           96            3,921
DTE Energy Co.                                    131            5,095
Energy East Corp.                                 175            4,221
Integrys Energy Group, Inc.                        77            3,591
MDU Resources Group, Inc.                         224            5,499
NiSource, Inc.                                    391            6,741
NSTAR                                             126            3,834
OGE Energy Corp.                                  162            5,050
PG&E Corp.                                        372           13,697
PNM Resources, Inc.                               140            1,746
Public Service Enterprise Group, Inc.             528           21,220
Puget Energy, Inc.                                175            4,527
SCANA Corp.                                       133            4,865
Sempra Energy                                     285           15,185
TECO Energy, Inc.                                 266            4,243
Vectren Corp.                                     154            4,132
Wisconsin Energy Corp.                            133            5,851
Xcel Energy, Inc.                                 448            8,938
                                                           -----------
Total Multi-Utilities                                          154,392
----------------------------------------------------------------------
Office Electronics - 0.1%
Xerox Corp.                                     1,174           17,575
Zebra Technologies Corp. Class A*                 126            4,198
                                                           -----------
Total Office Electronics                                        21,773
----------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 11.7%
Alon USA Energy, Inc.                             110            1,673
Alpha Natural Resources, Inc.*                     37            1,607
Anadarko Petroleum Corp.                          393           24,771
Apache Corp.                                      376           45,428
Arch Coal, Inc.                                    84            3,654
Atlas Energy Resources LLC                         64            1,984
Berry Petroleum Co. Class A                        62            2,882
Bill Barrett Corp.*                                18              851
Bois d'Arc Energy, Inc.*                          101            2,170
Brigham Exploration Co.*                           85              516
Chesapeake Energy Corp.                           728           33,597
Chevron Corp.                                   3,486          297,565
Cimarex Energy Co.                                140            7,664
CNX Gas Corp.*                                    116            3,744
ConocoPhillips                                  2,604          198,451
CONSOL Energy, Inc.                                71            4,912
Delek US Holdings, Inc.                           126            1,596
Denbury Resources, Inc.*                          106            3,026
Devon Energy Corp.                                572           59,677
El Paso Corp.                                     289            4,809
EOG Resources, Inc.                               201           24,120
Exxon Mobil Corp.                               8,333          704,805
Forest Oil Corp.*                                  67            3,280
Frontier Oil Corp.                                220            5,997
Hess Corp.                                        343           30,246
Holly Corp.                                       137            5,947
Marathon Oil Corp.                              1,411           64,342
Mariner Energy Inc*                               154            4,160
Massey Energy Co.                                  37            1,351
Murphy Oil Corp.                                  146           11,992
Newfield Exploration Co.*                         115            6,078
Noble Energy, Inc.                                144           10,483
Occidental Petroleum Corp.                        961           70,316
Overseas Shipholding Group, Inc.                   74            5,183
Peabody Energy Corp.                               80            4,080
Penn Virginia Corp.                                35            1,543
PetroHawk Energy Corp.*                            90            1,815
Petroleum Development Corp.*                       10              693
Pioneer Natural Resources Co.                      89            4,372
Quicksilver Resources, Inc.*                       68            2,484
Range Resources Corp.                              60            3,807
Southwestern Energy Co.*                          126            4,245
Spectra Energy Corp.                              649           14,765
St. Mary Land & Exploration Co.                   119            4,582
Sunoco, Inc.                                      263           13,800
Swift Energy Co.*                                  79            3,554
Tesoro Corp.                                      299            8,970
USEC, Inc.*                                       262              969
Vaalco Energy, Inc.*                              271            1,347
Valero Energy Corp.                             1,336           65,611
VeraSun Energy Corp                               124              911
W&T Offshore, Inc.                                106            3,616
Western Refining, Inc.                            238            3,206
Whiting Petroleum Corp.*                           46            2,974
Williams Cos., Inc. (The)                         427           14,082
World Fuel Services Corp.                          71            1,993
XTO Energy, Inc.                                  607           37,549
                                                           -----------
Total Oil, Gas & Consumable Fuels                            1,849,845
----------------------------------------------------------------------
Paper & Forest Products - 0.1%
International Paper Co.                           241            6,555
Weyerhaeuser Co.                                   56            3,642
                                                           -----------
Total Paper & Forest Products                                   10,197
----------------------------------------------------------------------
Personal Products - 0.2%
Alberto-Culver Co.                                 76            2,083
Avon Products, Inc.                               301           11,902
Bare Escentuals, Inc.*                            105            2,459
Estee Lauder Cos., Inc. (The) Class A             197            9,032
Mannatech, Inc.                                   125              891
NBTY, Inc.*                                       163            4,882
Prestige Brands Holdings, Inc.*                    60              491
                                                           -----------
Total Personal Products                                         31,740
----------------------------------------------------------------------
Pharmaceuticals - 4.0%
Abbott Laboratories                               651           35,903
Allergan, Inc.                                    146            8,233
Alpharma, Inc. Class A*                            30              786
APP Pharmaceuticals, Inc.*                        109            1,317
Barr Pharmaceuticals, Inc.*                        88            4,251
Bristol-Myers Squibb Co.                        1,553           33,079
----------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  23

WisdomTree Total Earnings Fund

March 31, 2008

--------------------------------------------------------------------------
Investments                                          Shares       Value
--------------------------------------------------------------------------
Caraco Pharmaceutical Laboratories Ltd.*                 53    $       951
Eli Lilly & Co.                                         973         50,197
Endo Pharmaceuticals Holdings, Inc.*                    140          3,352
Forest Laboratories, Inc.*                              266         10,643
Johnson & Johnson                                     2,892        187,603
King Pharmaceuticals, Inc.*                             453          3,941
KV Pharmaceutical Co., Class A*                          50          1,248
Medicines Co. (The)*                                     30            606
Medicis Pharmaceutical Corp. Class A                     89          1,752
Merck & Co., Inc.                                     1,949         73,965
Mylan Laboratories, Inc.*                               412          4,779
Perrigo Co.                                              75          2,830
Pfizer, Inc.                                          5,630        117,836
Salix Pharmaceuticals Ltd.*                              66            414
Schering-Plough Corp.                                 1,356         19,540
Sciele Pharma, Inc.*                                     21            410
Sepracor, Inc.*                                         185          3,611
Viropharma, Inc.*                                       252          2,253
Wyeth                                                 1,743         72,788
                                                               -----------
Total Pharmaceuticals                                              642,288
--------------------------------------------------------------------------
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc.                    21          1,947
AMB Property Corp.                                       70          3,809
AvalonBay Communities, Inc.                              47          4,536
Boston Properties, Inc.                                 211         19,427
CapitalSource, Inc.                                     343          3,317
CBL & Associates Properties, Inc.                        86          2,024
Colonial Properties Trust                               280          6,734
Developers Diversified Realty Corp.                     113          4,732
Duke Realty Corp.                                        91          2,076
Entertainment Properties Trust                           63          3,108
Federal Realty Investment Trust                          31          2,416
General Growth Properties, Inc.                         155          5,916
HCP Inc.                                                 89          3,009
Health Care REIT, Inc.                                   54          2,437
Hospitality Properties Trust                             91          3,096
Host Hotels & Resorts, Inc.                             454          7,228
HRPT Properties Trust                                   322          2,167
iStar Financial, Inc.                                   234          3,283
Kimco Realty Corp.                                      194          7,599
Macerich Co. (The)                                       26          1,827
Mack-Cali Realty Corp.                                   84          3,000
National Health Investors, Inc.                          83          2,594
National Retail Properties, Inc.                         91          2,007
Nationwide Health Properties, Inc.                       94          3,173
Plum Creek Timber Co., Inc.                              87          3,541
Post Properties, Inc.                                    91          3,514
Potlatch Corp.                                           91          3,756
Prologis                                                337         19,835
Public Storage, Inc.                                      2            177
Rayonier, Inc.                                           98          4,257
Realty Income Corp.                                      94          2,408
Regency Centers Corp.                                    49          3,173
Senior Housing Properties Trust                         111          2,631
Simon Property Group, Inc.                              102          9,477
SL Green Realty Corp.                                    39          3,177
Ventas, Inc.                                             91          4,087
Vornado Realty Trust                                    105          9,052
Weingarten Realty Investors                              84          2,893
                                                               -----------
Total Real Estate Investment Trusts                                173,440
--------------------------------------------------------------------------
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A*                   380          8,224
Forestar Real Estate Group, Inc.*                        44          1,096
Jones Lang LaSalle, Inc.                                 42          3,248
                                                               -----------
Total Real Estate Management & Development                          12,568
--------------------------------------------------------------------------
Road & Rail - 1.1%
Amerco, Inc.*                                            14            799
Arkansas Best Corp.                                      36          1,147
Avis Budget Group, Inc.*                                165          1,752
Burlington Northern Santa Fe Corp.                      419         38,641
Con-way, Inc.                                           105          5,195
CSX Corp.                                               525         29,437
Genesee & Wyoming, Inc. Class A*                         74          2,546
Heartland Express, Inc.                                 139          1,982
Hertz Global Holdings, Inc.*                            273          3,292
JB Hunt Transport Services, Inc.                        203          6,380
Kansas City Southern*                                    87          3,490
Knight Transportation, Inc.                             124          2,041
Landstar System, Inc.                                    67          3,495
Norfolk Southern Corp.                                  532         28,898
Old Dominion Freight Line, Inc.*                         97          3,088
Ryder System, Inc.                                       84          5,116
Union Pacific Corp.                                     265         33,226
Werner Enterprises, Inc.                                116          2,153
YRC Worldwide, Inc.*                                    201          2,637
                                                               -----------
Total Road & Rail                                                  175,315
--------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc.*                       167          2,214
Altera Corp.*                                           328          6,045
Amkor Technology, Inc.*                                 547          5,853
Analog Devices, Inc.                                    354         10,450
Applied Materials, Inc.                               1,706         33,284
Broadcom Corp. Class A*                                 147          2,833
Cymer, Inc.*                                             74          1,927
Cypress Semiconductor Corp.*                            111          2,621
FormFactor, Inc.*                                        74          1,413
Intel Corp.                                           4,045         85,673
International Rectifier Corp.*                           98          2,107
Intersil Corp. Class A                                  150          3,851
KLA-Tencor Corp.                                        211          7,828
Lam Research Corp.*                                     161          6,153
Linear Technology Corp.                                 273          8,378
MEMC Electronic Materials, Inc.*                        156         11,060
Microchip Technology, Inc.                              265          8,673
MKS Instruments, Inc.*                                  164          3,510
National Semiconductor Corp.                            330          6,046
Novellus Systems, Inc.*                                 140          2,947
Nvidia Corp.*                                           468          9,262

                       See Notes to Financial Statements.

24  WisdomTree Earnings Funds

WisdomTree Total Earnings Fund

March 31, 2008

-------------------------------------------------------------------------------
Investments                                               Shares        Value
-------------------------------------------------------------------------------
Omnivision Technologies, Inc.*                                12    $       202
ON Semiconductor Corp.*                                      720          4,090
RF Micro Devices, Inc.*                                      629          1,673
Silicon Image, Inc.*                                           5             25
Texas Instruments, Inc.                                    1,566         44,271
Varian Semiconductor Equipment Associates, Inc.*              94          2,646
Xilinx, Inc.                                                 300          7,125
                                                                    -----------
Total Semiconductors & Semiconductor Equipment                          282,160
-------------------------------------------------------------------------------
Software - 2.5%
Activision Inc.*                                             161          4,397
Adobe Systems, Inc.*                                         312         11,104
Advent Software, Inc.*                                        46          1,961
Ansys, Inc.*                                                  47          1,622
Autodesk, Inc.*                                              141          4,439
BMC Software, Inc.*                                          133          4,325
CA, Inc.                                                     254          5,715
Cadence Design Systems, Inc.*                                217          2,318
Citrix Systems, Inc.*                                        140          4,106
Commvault Systems, Inc.*                                      89          1,104
Compuware Corp.*                                             483          3,545
FactSet Research Systems, Inc.                                44          2,370
Fair Isaac Corp.                                              71          1,528
Intuit, Inc.*                                                298          8,049
Jack Henry & Associates, Inc.                                 99          2,442
McAfee, Inc.*                                                112          3,706
Micros Systems, Inc.*                                         60          2,020
Microsoft Corp.                                            8,012        227,380
MicroStrategy, Inc. Class A*                                   5            370
NAVTEQ Corp.*                                                 48          3,264
Net 1 UEPS Technologies, Inc.*                                70          1,579
Oracle Corp.*                                              4,097         80,137
Parametric Technology Corp.*                                 230          3,675
Red Hat, Inc.*                                               111          2,041
Sybase, Inc.*                                                103          2,709
Symantec Corp.*                                              266          4,421
Synopsys, Inc.*                                               93          2,112
                                                                    -----------
Total Software                                                          392,439
-------------------------------------------------------------------------------
Specialty Retail - 2.5%
Aaron Rents, Inc.                                             29            625
Abercrombie & Fitch Co. Class A                               98          7,168
Advance Auto Parts, Inc.                                     126          4,290
Aeropostale, Inc.*                                           178          4,826
American Eagle Outfitters, Inc.                              373          6,531
AnnTaylor Stores Corp.*                                      126          3,047
Asbury Automotive Group, Inc.                                 42            578
AutoNation, Inc.*                                            308          4,611
Autozone, Inc.*                                               91         10,359
Barnes & Noble, Inc.                                         105          3,218
bebe Stores, Inc.                                            173          1,860
Bed Bath & Beyond, Inc.*                                     369         10,886
Best Buy Co., Inc.                                           476         19,735
Big 5 Sporting Goods Corp.                                    43            377
Brown Shoe Co., Inc.                                         116          1,748
Buckle, Inc. (The)                                            52          2,326
Build-A-Bear Workshop, Inc.*                                  70            636
Cabela's, Inc.*                                              153          2,166
Carmax, Inc.*(a)                                             154          2,991
Casual Male Retail Group, Inc.*                              302          1,268
Cato Corp. (The) Class A                                      40            598
Charming Shoppes, Inc.*                                      455          2,198
Chico's FAS, Inc.*                                           341          2,425
Childrens Place Retail Stores, Inc. (The)*                    61          1,498
Coldwater Creek, Inc.*                                       153            773
Collective Brands, Inc.*                                     140          1,697
Conn's, Inc.*                                                 84          1,370
Dick's Sporting Goods, Inc.*                                 103          2,758
Dress Barn, Inc.*                                            198          2,562
DSW, Inc. Class A*                                            52            673
Finish Line (The) Class A*                                   229          1,090
Foot Locker, Inc.                                            196          2,307
GameStop Corp. Class A*                                       69          3,568
Gap, Inc. (The)                                              705         13,874
Genesco, Inc.*                                                54          1,248
Group 1 Automotive, Inc.                                      82          1,925
Guess?, Inc.                                                  80          3,238
Gymboree Corp.*                                               68          2,712
Home Depot, Inc.                                           3,036         84,916
HOT Topic, Inc.*                                             145            625
J Crew Group Inc*                                             61          2,694
JOS A Bank Clothiers, Inc.*                                   36            738
Limited Brands, Inc.                                         740         12,654
Lithia Motors, Inc. Class A                                   64            650
Lowe's Cos., Inc.                                          2,372         54,413
Men's Wearhouse, Inc. (The)                                   98          2,280
New York & Co., Inc.*                                        158            907
Office Depot, Inc.*                                          734          8,111
OfficeMax, Inc.*                                             184          3,522
O'Reilly Automotive, Inc.*                                   126          3,594
Pacific Sunwear Of California, Inc.*                          23            290
Penske Auto Group, Inc.                                      182          3,542
PetSmart, Inc.                                               140          2,862
RadioShack Corp.                                             196          3,185
Rent-A-Center, Inc.*                                         269          4,936
Ross Stores, Inc.                                            133          3,985
Select Comfort Corp.*                                        103            371
Sherwin-Williams Co. (The)                                   192          9,800
Shoe Carnival, Inc.*                                          74          1,001
Sonic Automotive, Inc. Class A                               115          2,363
Staples, Inc.                                                802         17,732
Tiffany & Co.                                                126          5,272
TJX Cos., Inc.                                               444         14,683
Tractor Supply Co.*                                           91          3,596
Tween Brands, Inc.*                                           80          1,979
Urban Outfitters, Inc.*                                      175          5,486
Wet Seal, Inc. (The) Class A*                                321          1,088
Williams-Sonoma, Inc.                                        126          3,054
Zale Corp.*                                                   35            692
                                                                    -----------
Total Specialty Retail                                                  396,781
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  25

Schedule of Investments (concluded)

WisdomTree Total Earnings Fund

March 31, 2008

--------------------------------------------------------------------------------------
Investments                                                  Shares          Value
--------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.*                                                    364        $    10,976
Columbia Sportswear Co.                                          70              3,082
CROCS, Inc.*                                                     89              1,555
Fossil, Inc.*                                                    28                855
Hanesbrands, Inc.*                                              135              3,942
Heelys, Inc.*                                                   220                944
Jones Apparel Group, Inc.                                       351              4,710
K-Swiss, Inc. Class A                                            27                427
Liz Claiborne, Inc.                                             112              2,033
Maidenform Brands, Inc.*                                         44                716
Nike, Inc. Class B                                              470             31,961
Oxford Industries, Inc.                                          68              1,532
Perry Ellis International, Inc.*                                 63              1,375
Phillips-Van Heusen Corp.                                        84              3,185
Polo Ralph Lauren Corp.                                          91              5,304
Quiksilver, Inc.*                                               120              1,177
Skechers U.S.A., Inc. Class A*                                   64              1,293
Steven Madden Ltd.*                                              40                685
Timberland Co. Class A*                                          65                892
Under Armour, Inc. Class A*                                      14                512
UniFirst Corp.                                                    5                185
VF Corp.                                                        133             10,310
Volcom, Inc.*                                                    33                667
Warnaco Group Inc. (The)                                         62              2,445
Wolverine World Wide, Inc.                                       93              2,698
                                                                           -----------
Total Textiles, Apparel & Luxury Goods                                          93,461
--------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.                                         147              3,993
BankUnited Financial Corp. Class A                              363              1,819
Corus Bankshares, Inc.                                          426              4,145
Downey Financial Corp.                                           63              1,158
Fannie Mae                                                      852             22,425
First Niagara Financial Group, Inc.                             208              2,827
First Place Financial Corp. (OH)                                 48                624
FirstFed Financial Corp.*                                       119              3,231
Franklin Bank Corp.*                                             96                291
Guaranty Financial Group, Inc.*                                  44                467
Hudson City Bancorp, Inc.                                       399              7,054
Imperial Capital Bancorp, Inc.                                   49              1,059
New York Community Bancorp, Inc.                                259              4,719
Ocwen Financial Corp.*                                          488              2,167
People's United Financial, Inc.                                 210              3,635
PFF Bancorp, Inc.*                                               77                641
PMI Group, Inc. (The)                                           399              2,322
Provident Financial Services, Inc.                               81              1,145
Sovereign Bancorp, Inc.*                                        273              2,544
United Community Financial Corp. (OH)                           121                750
Washington Federal, Inc.                                        189              4,317
Washington Mutual, Inc.                                       3,110             32,032
                                                                           -----------
Total Thrifts & Mortgage Finance                                               103,365
--------------------------------------------------------------------------------------
Tobacco - 1.3%
Altria Group, Inc.                                            2,350             52,170
Philip Morris International, Inc.*                            2,350            118,863
Reynolds American, Inc.                                         335             19,775
Universal Corp./VA                                               55              3,604
UST, Inc.                                                       175              9,541
                                                                           -----------
Total Tobacco                                                                  203,953
--------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.                            88              2,630
Beacon Roofing Supply, Inc.*                                     25                250
Fastenal Co.                                                    119              5,466
GATX Corp.                                                       91              3,555
H&E Equipment Services, Inc.*                                   127              1,596
MSC Industrial Direct Co. Class A                                98              4,141
Rush Enterprises, Inc. Class A*                                 110              1,742
UAP Holding Corp.                                                63              2,415
United Rentals, Inc.*                                           275              5,181
W.W. Grainger, Inc.                                             105              8,022
Watsco, Inc.                                                     23                953
WESCO International, Inc.*                                      143              5,218
                                                                           -----------
Total Trading Companies & Distributors                                          41,169
--------------------------------------------------------------------------------------
Water Utilities - 0.0%
Aqua America, Inc.                                              145              2,723
--------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.1%
American Tower Corp., Class A*                                   61              2,392
MetroPCS Communications, Inc.*                                  138              2,346
NII Holdings, Inc.*                                             152              4,830
Syniverse Holdings, Inc.*                                       171              2,849
United States Cellular Corp.*                                    54              2,970
USA Mobility, Inc.*                                              19                136
                                                                           -----------
Total Wireless Telecommunication Services                                       15,523
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,484,112)                                                         15,791,407
======================================================================================
RIGHTS* - 0.0%
Capital Markets - 0.0%
Ares Capital Corp., expiring 4/22/08                             50                 28
MCG Capital Corp., expiring 4/19/08                              41                 44
                                                                           -----------
TOTAL RIGHTS
(Cost: $0)                                                                          72
======================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $18,484,112)                                                         15,791,479
======================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.0%
MONEY MARKET FUND(b) - 0.0%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $2,341)(c)                                             2,341              2,341
======================================================================================
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost $18,486,453)                                                          15,793,820
Cash and Other Assets in Excess of Liabilities - 0.4%                           67,509
                                                                           -----------
NET ASSETS - 100.0%                                                        $15,861,329
======================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $1,920 and the total market value of the collateral held by the Fund was $2,341.

                       See Notes to Financial Statements.

26  WisdomTree Earnings Funds

Schedule of Investments

WisdomTree Earnings 500 Fund

March 31, 2008

--------------------------------------------------------------------------
Investments                                        Shares         Value
--------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.7%
Boeing Co. (The)                                    3,875      $   288,183
General Dynamics Corp.                              1,656          138,061
Goodrich Corp.                                        507           29,158
Honeywell International, Inc.                       3,005          169,542
L-3 Communications Holdings, Inc.                     515           56,310
Lockheed Martin Corp.                               2,119          210,417
Northrop Grumman Corp.                              1,417          110,257
Precision Castparts Corp.                             454           46,344
Raytheon Co.                                        1,965          126,959
Rockwell Collins, Inc.                                592           33,833
United Technologies Corp.                           4,064          279,684
                                                               -----------
Total Aerospace & Defense                                        1,488,748
--------------------------------------------------------------------------
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.                         460           25,024
Expeditors International Washington, Inc.             437           19,744
FedEx Corp.                                         1,592          147,531
United Parcel Service Inc. Class B                  4,345          317,271
                                                               -----------
Total Air Freight & Logistics                                      509,570
--------------------------------------------------------------------------
Airlines - 0.1%
AMR Corp.*                                          3,172           28,611
Southwest Airlines Co.                              3,390           42,036
                                                               -----------
Total Airlines                                                      70,647
--------------------------------------------------------------------------
Auto Components - 0.2%
BorgWarner, Inc.                                      419           18,030
Johnson Controls, Inc.                              2,742           92,679
                                                               -----------
Total Auto Components                                              110,709
--------------------------------------------------------------------------
Automobiles - 0.1%
Harley-Davidson, Inc.                               1,642           61,575
--------------------------------------------------------------------------
Beverages - 2.0%
Anheuser-Busch Cos., Inc.                           3,075          145,909
Brown-Forman Corp. Class B                            410           27,150
Coca-Cola Co. (The)                                 6,422          390,907
Constellation Brands, Inc. Class A*                   927           16,380
Molson Coors Brewing Co. Class B                      597           31,384
Pepsi Bottling Group, Inc.                          1,152           39,064
PepsiCo, Inc.                                       6,051          436,883
                                                               -----------
Total Beverages                                                  1,087,677
--------------------------------------------------------------------------
Biotechnology - 1.0%
Amgen, Inc.*                                        5,117          213,788
Biogen Idec, Inc.*                                    793           48,920
Celgene Corp.*                                        282           17,284
Genentech, Inc.*                                    3,080          250,035
Genzyme Corp.*                                        334           24,896
                                                               -----------
Total Biotechnology                                                554,923
--------------------------------------------------------------------------
Building Products - 0.2%
Masco Corp.                                         2,478           49,138
Trane, Inc.                                           755           34,655
                                                               -----------
Total Building Products                                             83,793
--------------------------------------------------------------------------
Capital Markets - 4.6%
American Capital Strategies Ltd.(a)                 1,324           45,228
Ameriprise Financial, Inc.                            995           51,591
Bank of New York Mellon Corp. (The)                 3,023          126,150
Bear Stearns & Co., Inc. (The)                      1,494           15,672
BlackRock, Inc.                                       308           62,887
Charles Schwab Corp. (The)                          3,195           60,162
Eaton Vance Corp.                                     193            5,888
Franklin Resources, Inc.                            1,143          110,860
Goldman Sachs Group, Inc.                           4,232          699,929
Janus Capital Group, Inc.                             374            8,703
Legg Mason, Inc.                                      752           42,097
Lehman Brothers Holdings, Inc.                      5,240          197,234
Merrill Lynch & Co., Inc.                           4,116          167,686
Morgan Stanley                                     12,294          561,836
Northern Trust Corp.                                  785           52,179
SEI Investments Co.                                   649           16,024
State Street Corp.                                  1,315          103,885
T. Rowe Price Group, Inc.                             785           39,250
TD Ameritrade Holding Corp.*                        9,130          150,736
                                                               -----------
Total Capital Markets                                            2,517,997
--------------------------------------------------------------------------
Chemicals - 1.8%
Air Products & Chemicals, Inc.                        791           72,772
Celanese Corp. Series A                               334           13,043
CF Industries Holdings, Inc.                          190           19,688
Dow Chemical Co. (The)                              6,105          224,969
E.I. Du Pont de Nemours & Co.                       5,373          251,242
Eastman Chemical Co.                                  312           19,484
Ecolab, Inc.                                          624           27,100
Monsanto Co.                                          705           78,608
Mosaic Co. (The)*                                     562           57,661
PPG Industries, Inc.                                  965           58,392
Praxair, Inc.                                         971           81,787
Rohm & Haas Co.                                       913           49,375
Sigma-Aldrich Corp.                                   415           24,755
                                                               -----------
Total Chemicals                                                    978,876
--------------------------------------------------------------------------
Commercial Banks - 4.4%
BB&T Corp.                                          3,720          119,263
Comerica, Inc.                                      1,340           47,007
Fifth Third Bancorp                                 3,359           70,270
Huntington Bancshares, Inc.                         2,227           23,940
KeyCorp                                             3,823           83,915
M&T Bank Corp.                                        755           60,762

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  27

WisdomTree Earnings 500 Fund

March 31, 2008

------------------------------------------------------------------------------
Investments                                            Shares         Value
------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                 2,399      $    55,657
National City Corp.                                     3,672           36,536
PNC Financial Services Group, Inc. (The)                1,846          121,042
Regions Financial Corp.                                 5,375          106,156
SunTrust Banks, Inc.                                    2,348          129,469
Synovus Financial Corp.                                 1,993           22,043
U.S. Bancorp                                           11,002          356,025
UnionBanCal Corp.                                       1,080           53,006
Wachovia Corp.                                         16,583          447,742
Wells Fargo & Co.                                      22,122          643,751
Zions Bancorp.                                            913           41,587
                                                                   -----------
Total Commercial Banks                                               2,418,171
------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.                                      476           23,443
Cintas Corp.                                              778           22,204
Dun & Bradstreet Corp.                                    239           19,450
Equifax, Inc.                                             549           18,930
Manpower, Inc.                                            594           33,418
Pitney Bowes, Inc.                                      1,179           41,289
R.R. Donnelley & Sons Co.                                 558           16,913
Republic Services, Inc.                                   666           19,474
Stericycle, Inc.*                                         164            8,446
Waste Management, Inc.                                  2,478           83,161
                                                                   -----------
Total Commercial Services & Supplies                                   286,728
------------------------------------------------------------------------------
Communications Equipment - 1.8%
Cisco Systems, Inc.*                                   20,995          505,769
Corning, Inc.                                           6,945          166,958
EchoStar Corp. Class A*                                   298            8,803
Harris Corp.                                              504           24,459
Juniper Networks, Inc.*                                   703           17,575
Motorola, Inc.                                          2,815           26,180
Qualcomm, Inc.                                          6,295          258,095
                                                                   -----------
Total Communications Equipment                                       1,007,839
------------------------------------------------------------------------------
Computers & Peripherals - 3.3%
Apple, Inc.*                                            1,457          209,080
Dell, Inc.*                                             8,796          175,216
EMC Corp.                                               6,193           88,808
Hewlett-Packard Co.                                     9,941          453,906
International Business Machines Corp.                   6,758          778,116
NetApp, Inc.*                                             762           15,278
SanDisk Corp.*                                            161            3,634
Sun Microsystems, Inc.*                                 2,287           35,517
Western Digital Corp.*                                  1,328           35,909
                                                                   -----------
Total Computers & Peripherals                                        1,795,464
------------------------------------------------------------------------------
Construction & Engineering - 0.1%
Fluor Corp.                                               197           27,809
Jacobs Engineering Group, Inc.*                           234           17,220
KBR, Inc.                                                 406           11,258
                                                                   -----------
Total Construction & Engineering                                        56,287
------------------------------------------------------------------------------
Construction Materials - 0.1%
Martin Marietta Materials, Inc.                           153           16,244
Vulcan Materials Co.                                      418           27,755
                                                                   -----------
Total Construction Materials                                            43,999
------------------------------------------------------------------------------
Consumer Finance - 1.1%
American Express Co.                                    6,061          264,986
Capital One Financial Corp.                             4,344          213,812
Discover Financial Services                             3,951           64,678
SLM Corp.*                                              2,399           36,825
                                                                   -----------
Total Consumer Finance                                                 580,301
------------------------------------------------------------------------------
Containers & Packaging - 0.0%
Owens-Illinois, Inc.*                                     418           23,588
------------------------------------------------------------------------------
Distributors - 0.1%
Genuine Parts Co.                                         802           32,256
------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A*                               443           19,138
H&R Block, Inc.                                         1,617           33,569
                                                                   -----------
Total Diversified Consumer Services                                     52,707
------------------------------------------------------------------------------
Diversified Financials - 6.6%
Bank of America Corp.                                  34,789        1,318,851
CIT Group, Inc.                                           475            5,629
Citigroup, Inc.                                        44,013          942,758
CME Group, Inc.                                            62           29,084
IntercontinentalExchange, Inc.*                            89           11,615
JPMorgan Chase & Co.                                   28,361        1,218,105
Moody's Corp.                                           1,505           52,419
Nymex Holdings, Inc.                                      118           10,694
NYSE Euronext                                             472           29,127
                                                                   -----------
Total Diversified Financials                                         3,618,282
------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.4%
AT&T, Inc.                                             19,149          733,406
Embarq Corp.                                            1,059           42,466
Qwest Communications International, Inc.               29,186          132,213
Verizon Communications, Inc.                           10,170          370,697
Windstream Corp.                                        2,661           31,799
                                                                   -----------
Total Diversified Telecommunication Services                         1,310,581
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

28  WisdomTree Earnings Funds

WisdomTree Earnings 500 Fund

March 31, 2008

--------------------------------------------------------------------------
Investments                                        Shares        Value
--------------------------------------------------------------------------
Electric Utilities - 2.0%
Allegheny Energy, Inc.*                               456      $    23,028
American Electric Power Co., Inc.                   1,746           72,686
Duke Energy Corp.                                   6,606          117,917
Edison International                                1,592           78,040
Entergy Corp.                                         817           89,118
Exelon Corp.                                        3,186          258,927
FirstEnergy Corp.                                   1,314           90,167
FPL Group, Inc.                                     1,373           86,142
Pepco Holdings, Inc.                                  813           20,097
PPL Corp.                                           1,384           63,553
Progress Energy, Inc.                               1,215           50,666
Reliant Energy, Inc.*                                 288            6,811
Southern Co.                                        3,310          117,869
                                                               -----------
Total Electric Utilities                                         1,075,021
--------------------------------------------------------------------------
Electrical Equipment - 0.4%
Emerson Electric Co.                                2,890          148,720
First Solar, Inc.*                                     29            6,703
Rockwell Automation, Inc.                             610           35,026
Roper Industries, Inc.                                294           17,475
                                                               -----------
Total Electrical Equipment                                         207,924
--------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc.*                         1,003           29,919
Amphenol Corp. Class A                                576           21,456
Avnet, Inc.*                                          930           30,439
Dolby Laboratories, Inc. Class A*                     234            8,485
Molex, Inc.                                           600           13,896
                                                               -----------
Total Electronic Equipment & Instruments                           104,195
--------------------------------------------------------------------------
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.                                  1,396           95,626
BJ Services Co.                                     2,448           69,792
Cameron International Corp.*                          768           31,980
Diamond Offshore Drilling, Inc.                       532           61,925
ENSCO International, Inc.                           1,292           80,905
Exterran Holdings, Inc.*                               28            1,807
FMC Technologies, Inc.*                               377           21,448
Grant Prideco, Inc.*                                  751           36,964
Halliburton Co.                                     5,156          202,785
National Oilwell Varco, Inc.*                       1,320           77,062
Pride International, Inc.*                            930           32,504
Smith International, Inc.                             671           43,098
                                                               -----------
Total Energy Equipment & Services                                  755,896
--------------------------------------------------------------------------
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.                              1,203           78,159
CVS Corp.                                           4,290          173,787
Kroger Co. (The)                                    3,564           90,526
Safeway, Inc.                                       1,863           54,679
SUPERVALU, Inc.                                     1,149           34,447
SYSCO Corp.                                         2,477           71,883
Walgreen Co.                                        4,275          162,835
Wal-Mart Stores, Inc.                              20,245        1,066,506
Whole Foods Market, Inc.(a)                           379           12,496
                                                               -----------
Total Food & Staples Retailing                                   1,745,318
--------------------------------------------------------------------------
Food Products - 1.4%
Archer-Daniels-Midland Co.                          2,847          117,182
Campbell Soup Co.                                   1,633           55,440
ConAgra Foods, Inc.                                 2,209           52,906
General Mills, Inc.                                 1,437           86,048
H.J. Heinz Co.                                      1,310           61,531
Hershey Co. (The)                                     580           21,849
Hormel Foods Corp.                                    576           23,996
Kellogg Co.                                         1,637           86,041
Kraft Foods, Inc. Class A                           5,574          172,849
McCormick & Co., Inc.                                 467           17,265
Sara Lee Corp.                                      1,443           20,173
Tyson Foods, Inc. Class A                           1,306           20,831
Wm. Wrigley Jr. Co.                                   744           46,753
                                                               -----------
Total Food Products                                                782,864
--------------------------------------------------------------------------
Gas Utilities - 0.1%
Equitable Resources, Inc.                             280           16,492
Questar Corp.                                         720           40,723
                                                               -----------
Total Gas Utilities                                                 57,215
--------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.                          2,190          126,626
Becton Dickinson & Co.                                828           71,084
Boston Scientific Corp.*                            1,728           22,239
C.R. Bard, Inc.                                       312           30,077
DENTSPLY International, Inc.                          434           16,752
Hologic, Inc.*                                        104            5,782
Hospira, Inc.*                                        184            7,870
Intuitive Surgical, Inc.*                              29            9,406
Medtronic, Inc.                                     4,481          216,746
St. Jude Medical, Inc.*                             1,138           49,150
Stryker Corp.                                         951           61,863
Varian Medical Systems, Inc.*                         364           17,050
Zimmer Holdings, Inc.*                                850           66,181
                                                               -----------
Total Health Care Equipment & Supplies                             700,826
--------------------------------------------------------------------------
Health Care Providers & Services - 1.8%
Aetna, Inc.                                         2,383          100,300
AmerisourceBergen Corp.                               819           33,563
Cardinal Health, Inc.                               1,624           85,276
Cigna Corp.                                         1,627           66,007
Coventry Health Care, Inc.*                           807           32,562
DaVita, Inc.*                                         482           23,020

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  29

WisdomTree Earnings 500 Fund

March 31, 2008

------------------------------------------------------------------------------
Investments                                            Shares        Value
------------------------------------------------------------------------------
Express Scripts, Inc.*                                    625     $     40,200
Health Net, Inc.*                                         273            8,408
Henry Schein, Inc.*                                       280           16,072
Humana, Inc.*                                             715           32,075
Laboratory Corp. of America Holdings*                     467           34,409
McKesson Corp.                                          1,143           59,859
Medco Health Solutions, Inc.*                           1,424           62,357
Quest Diagnostics, Inc.                                   802           36,307
UnitedHealth Group, Inc.                                6,064          208,360
WellPoint, Inc.*                                        2,868          126,565
                                                                  ------------
Total Health Care Providers & Services                                 965,340
------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.                                1,034           33,657
International Game Technology                             848           34,098
Las Vegas Sands Corp.*                                    131            9,647
Marriott International, Inc. Class A                    1,702           58,481
McDonald's Corp.                                        2,295          127,991
MGM Mirage*                                               580           34,087
Penn National Gaming, Inc.*                               201            8,790
Starbucks Corp.*                                        2,442           42,735
Starwood Hotels & Resorts Worldwide, Inc.               1,032           53,406
Wyndham Worldwide Corp                                  1,185           24,506
Yum! Brands, Inc.                                       1,851           68,875
                                                                  ------------
Total Hotels, Restaurants & Leisure                                    496,273
------------------------------------------------------------------------------
Household Durables - 0.4%
Black & Decker Corp. (The)                                471           31,133
Fortune Brands, Inc.                                      854           59,354
Mohawk Industries, Inc.*(a)                               460           32,941
Newell Rubbermaid, Inc.                                 1,420           32,475
Whirlpool Corp.                                           539           46,774
                                                                  ------------
Total Household Durables                                               202,677
------------------------------------------------------------------------------
Household Products - 1.9%
Clorox Co. (The)                                          574           32,511
Colgate-Palmolive Co.                                   1,594          124,189
Energizer Holdings, Inc.*                                 202           18,277
Kimberly-Clark Corp.                                    2,075          133,941
Procter & Gamble Co.                                   10,775          755,004
                                                                  ------------
Total Household Products                                             1,063,922
------------------------------------------------------------------------------
Independent Power Producers & Energy - 0.4%
AES Corp. (The)*                                        1,463           24,388
Constellation Energy Group, Inc.                          600           52,962
Dynegy, Inc. Class A*                                   1,379           10,880
Mirant Corp.*                                           2,684           97,671
NRG Energy, Inc.*                                         731           28,502
                                                                  ------------
Total Independent Power Producers & Energy                             214,403
------------------------------------------------------------------------------
Industrial Conglomerates - 3.4%
3M Co.                                                  2,901          229,614
General Electric Co.                                   43,401        1,606,271
Textron, Inc.                                             906           50,211
                                                                  ------------
Total Industrial Conglomerates                                       1,886,096
------------------------------------------------------------------------------
Insurance - 8.1%
Allstate Corp. (The)                                    6,840          328,730
American Family Life Assurance Co., Inc.                1,939          125,938
American International Group, Inc.                     20,036          866,558
AON Corp.                                               1,372           55,154
Assurant, Inc.                                            840           51,122
Berkshire Hathaway, Inc. Class B*                         211          943,783
Chubb Corp. (The)                                       3,711          183,620
Cincinnati Financial Corp.                              1,078           41,007
CNA Financial Corp.                                     2,383           61,458
Genworth Financial, Inc. Class A                        4,216           95,450
Hartford Financial Services Group, Inc. (The)           2,772          210,034
Lincoln National Corp.                                  1,900           98,800
Loews Corp.                                             3,286          132,163
Marsh & McLennan Cos., Inc.                             1,780           43,343
Metlife, Inc.                                           4,881          294,129
Nationwide Financial Services, Inc. Class A             1,158           54,750
Principal Financial Group, Inc.                         1,057           58,896
Progressive Corp. (The)                                 5,550           89,189
Prudential Financial, Inc.                              2,134          166,986
Safeco Corp.                                              826           36,245
Torchmark Corp.                                           666           40,033
Transatlantic Holdings, Inc.                              504           33,440
Travelers Cos., Inc. (The)                              6,611          316,336
Unum Group                                              2,616           57,578
W.R. Berkley Corp.                                      1,904           52,722
                                                                  ------------
Total Insurance                                                      4,437,464
------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%
Amazon.Com, Inc.*                                         312           22,246
Expedia, Inc.*                                            764           16,724
IAC/InterActiveCorp.*                                     898           18,642
                                                                  ------------
Total Internet & Catalog Retail                                         57,612
------------------------------------------------------------------------------
Internet Software & Services - 0.5%
Akamai Technologies, Inc.*                                184            5,181
eBay, Inc.*                                               388           11,578
Google, Inc. Class A*                                     454          199,973
Yahoo! Inc.*                                            2,292           66,308
                                                                  ------------
Total Internet Software & Services                                     283,040
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

30  WisdomTree Earnings Funds

WisdomTree Earnings 500 Fund

March 31, 2008

------------------------------------------------------------------------------
Investments                                            Shares        Value
------------------------------------------------------------------------------
IT Services - 0.8%
Alliance Data Systems Corp.*                              167     $      7,934
Automatic Data Processing, Inc.                         1,656           70,199
Cognizant Technology Solutions Corp. Class A*             734           21,161
Computer Sciences Corp.*                                  576           23,495
DST Systems, Inc.*                                        245           16,106
Electronic Data Systems Corp.                           2,702           44,988
Fidelity National Information Services, Inc.              752           28,681
Fiserv, Inc.*                                             617           29,672
Iron Mountain, Inc.*                                      336            8,884
Mastercard, Inc. Class A                                  271           60,430
Paychex, Inc.                                           1,084           37,138
Total System Services, Inc.                             1,787           42,280
Western Union Co. (The)                                 2,670           56,791
                                                                  ------------
Total IT Services                                                      447,759
------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%
Mattel, Inc.                                            2,176           43,302
------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.1%
Covance, Inc.*                                            141           11,699
Pharmaceutical Product Development, Inc.                  309           12,947
Thermo Fisher Scientific, Inc.*                           754           42,857
Waters Corp.*                                             250           13,925
                                                                  ------------
Total Life Sciences Tools & Services                                    81,428
------------------------------------------------------------------------------
Machinery - 2.1%
AGCO Corp.*                                               251           15,030
Caterpillar, Inc.                                       3,934          307,992
Cummins, Inc.                                           1,000           46,820
Danaher Corp.                                           1,104           83,937
Deere & Co.                                             1,586          127,578
Dover Corp.                                             1,076           44,955
Eaton Corp.                                               859           68,437
Flowserve Corp.                                           161           16,805
Harsco Corp.                                              296           16,392
Illinois Tool Works, Inc.                               2,651          127,857
ITT Corp.                                                 779           40,360
Joy Global, Inc.                                          386           25,152
Manitowoc Co., Inc. (The)                                 452           18,442
Paccar, Inc.                                            1,941           87,345
Parker Hannifin Corp.                                     896           62,066
SPX Corp.                                                 225           23,603
Terex Corp.*                                              701           43,813
                                                                  ------------
Total Machinery                                                      1,156,584
------------------------------------------------------------------------------
Media - 2.8%
CBS Corp. Class B                                       3,864           85,317
Clear Channel Communications, Inc.                      1,587           46,372
Clear Channel Outdoor Holdings, Inc. Class A*             558           10,608
Comcast Corp. Class A                                   4,514           87,301
DIRECTV Group, Inc. (The)*                              4,292          106,399
Discovery Holding Co. Class A*                            357            7,576
DISH Network Corp. Class A*                             1,496           42,980
E.W. Scripps Co. (The) Class A                            664           27,895
Gannett Co., Inc.                                       2,155           62,603
Lamar Advertising Co. Class A*                             92            3,306
McGraw-Hill Cos., Inc. (The)                            1,784           65,919
News Corp. Class A                                     11,002          206,287
Omnicom Group, Inc.                                     1,490           65,828
Time Warner Cable, Inc. Class A*                        3,072           76,739
Time Warner, Inc.                                      16,836          236,040
Viacom, Inc. Class B*                                   2,739          108,519
Walt Disney Co. (The)                                   9,817          308,056
Washington Post Co. (The) Class B                          26           17,199
                                                                  ------------
Total Media                                                          1,564,944
------------------------------------------------------------------------------
Metals & Mining - 1.7%
AK Steel Holding Corp.*                                   559           30,421
Alcoa, Inc.                                             4,854          175,035
Allegheny Technologies, Inc.                              702           50,095
Freeport-McMoRan Copper & Gold, Inc.                    2,091          201,196
Newmont Mining Corp.                                      281           12,729
Nucor Corp.                                             1,962          132,906
Southern Copper Corp.                                   1,941          201,534
Steel Dynamics, Inc.                                    1,152           38,062
United States Steel Corp.                                 862          109,362
                                                                  ------------
Total Metals & Mining                                                  951,340
------------------------------------------------------------------------------
Multiline Retail - 1.1%
JC Penney Co., Inc.                                     1,928           72,705
Kohl's Corp.*                                           1,975           84,708
Macy's, Inc.                                            2,651           61,132
Nordstrom, Inc.                                         1,511           49,259
Sears Holdings Corp.*(a)                                  959           97,904
Target Corp.                                            4,370          221,471
                                                                  ------------
Total Multiline Retail                                                 587,179
------------------------------------------------------------------------------
Multi-Utilities - 0.9%
Ameren Corp.                                              871           38,359
Centerpoint Energy, Inc.                                1,313           18,737
Consolidated Edison, Inc.                               1,278           50,737
Dominion Resources, Inc.                                  800           32,672
DTE Energy Co.                                            580           22,556
MDU Resources Group, Inc.                                 857           21,039
NiSource, Inc.                                          1,407           24,257
PG&E Corp.                                              1,551           57,108
Public Service Enterprise Group, Inc.                   2,130           85,604
SCANA Corp.                                               553           20,229
Sempra Energy                                           1,198           63,829
Wisconsin Energy Corp.                                    528           23,227
Xcel Energy, Inc.                                       1,894           37,785
                                                                  ------------
Total Multi-Utilities                                                  496,139
------------------------------------------------------------------------------
Office Electronics - 0.1%
Xerox Corp.                                             4,938           73,922
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  31

WisdomTree Earnings 500 Fund

March 31, 2008

-------------------------------------------------------------------------------
Investments                                             Shares         Value
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 12.9%
Anadarko Petroleum Corp.                                 1,556      $    98,075
Apache Corp.                                             1,522          183,888
Arch Coal, Inc.                                            310           13,485
Chesapeake Energy Corp.                                  2,900          133,835
Chevron Corp.                                           13,933        1,189,320
ConocoPhillips                                          10,393          792,051
CONSOL Energy, Inc.                                        344           23,801
Denbury Resources, Inc.*                                   567           16,188
Devon Energy Corp.                                       2,259          235,681
El Paso Corp.                                              931           15,492
EOG Resources, Inc.                                        820           98,400
Exxon Mobil Corp.                                       33,197        2,807,801
Hess Corp.                                               1,376          121,336
Marathon Oil Corp.                                       5,651          257,686
Murphy Oil Corp.                                           629           51,666
Newfield Exploration Co.*                                  428           22,620
Noble Energy, Inc.                                         594           43,243
Occidental Petroleum Corp.                               3,921          286,900
Peabody Energy Corp.                                       358           18,258
Pioneer Natural Resources Co.                              295           14,490
Range Resources Corp.                                      236           14,974
Southwestern Energy Co.*                                   536           18,058
Spectra Energy Corp.                                     2,646           60,197
Sunoco, Inc.                                             1,011           53,047
Tesoro Corp.                                             1,176           35,280
Valero Energy Corp.                                      5,324          261,462
Williams Cos., Inc. (The)                                1,730           57,055
XTO Energy, Inc.                                         2,415          149,392
                                                                    -----------
Total Oil, Gas & Consumable Fuels                                     7,073,681
-------------------------------------------------------------------------------
Paper & Forest Products - 0.1%
International Paper Co.                                  1,210           32,912
MeadWestvaco Corp.                                         140            3,811
Weyerhaeuser Co.                                           171           11,122
                                                                    -----------
Total Paper & Forest Products                                            47,845
-------------------------------------------------------------------------------
Personal Products - 0.1%
Avon Products, Inc.                                      1,176           46,499
Estee Lauder Cos., Inc. (The) Class A                      758           34,754
                                                                    -----------
Total Personal Products                                                  81,253
-------------------------------------------------------------------------------
Pharmaceuticals - 4.5%
Abbott Laboratories                                      2,639          145,541
Allergan, Inc.                                             576           32,481
Barr Pharmaceuticals, Inc.*                                292           14,107
Bristol-Myers Squibb Co.                                 6,545          139,409
Eli Lilly & Co.                                          3,891          200,737
Forest Laboratories, Inc.*                               1,051           42,051
Johnson & Johnson                                       11,710          759,627
Merck & Co., Inc.                                        7,773          294,985
Pfizer, Inc.                                            22,811          477,433
Schering-Plough Corp.                                    5,741           82,728
Wyeth                                                    7,330          306,101
                                                                    -----------
Total Pharmaceuticals                                                 2,495,200
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.8%
AMB Property Corp.                                         340           18,503
AvalonBay Communities, Inc.                                148           14,285
Boston Properties, Inc.                                    851           78,352
Developers Diversified Realty Corp.                        395           16,543
General Growth Properties, Inc.                            605           23,093
HCP Inc.                                                   287            9,703
Host Hotels & Resorts, Inc.                              1,820           28,974
Kimco Realty Corp.                                         729           28,555
Macerich Co. (The)                                          66            4,638
Plum Creek Timber Co., Inc.                                350           14,245
Prologis                                                 1,422           83,698
Public Storage, Inc.                                        19            1,684
Simon Property Group, Inc.                                 446           41,438
SL Green Realty Corp.                                      134           10,917
Ventas, Inc.                                               274           12,305
Vornado Realty Trust                                       409           35,260
                                                                    -----------
Total Real Estate Investment Trusts                                     422,193
-------------------------------------------------------------------------------
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A*                    1,374           29,734
Forest City Enterprises, Inc. Class A                       89            3,275
                                                                      ---------
Total Real Estate Management & Development                               33,009
-------------------------------------------------------------------------------
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.                       1,716          158,249
CSX Corp.                                                2,026          113,598
Hertz Global Holdings, Inc.*                             1,078           13,001
Norfolk Southern Corp.                                   2,134          115,919
Union Pacific Corp.                                      1,094          137,166
                                                                    -----------
Total Road & Rail                                                       537,933
-------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.                                             1,275           23,498
Analog Devices, Inc.                                     1,247           36,811
Applied Materials, Inc.                                  7,371          143,808
Broadcom Corp. Class A*                                    484            9,327
Cypress Semiconductor Corp.*                               334            7,886
Intel Corp.                                             16,238          343,921
KLA-Tencor Corp.                                           765           28,382
Lam Research Corp.*                                        567           21,671
Linear Technology Corp.                                    954           29,278
MEMC Electronic Materials, Inc.*                           504           35,734
Microchip Technology, Inc.                                 816           26,708
National Semiconductor Corp.                             1,120           20,518
Nvidia Corp.*                                            1,570           31,070
Texas Instruments, Inc.                                  5,949          168,178
Xilinx, Inc.                                             1,207           28,666
                                                                    -----------
Total Semiconductors & Semiconductor Equipment                          955,456
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

32  WisdomTree Earnings Funds

Schedule of Investments (concluded)

WisdomTree Earnings 500 Fund

March 31, 2008

------------------------------------------------------------------------------
Investments                                         Shares            Value
------------------------------------------------------------------------------
Software - 2.5%
Activision Inc.*                                        440        $    12,016
Adobe Systems, Inc.*                                  1,153             41,035
Autodesk, Inc.*                                         488             15,362
BMC Software, Inc.*                                     535             17,398
CA, Inc.                                                882             19,845
Citrix Systems, Inc.*                                   406             11,908
Intuit, Inc.*                                         1,091             29,468
McAfee, Inc.*                                           399             13,203
Microsoft Corp.                                      31,317            888,777
NAVTEQ Corp.*                                           153             10,404
Oracle Corp.*                                        16,128            315,464
Symantec Corp.*                                       1,437             23,883
                                                                   -----------
Total Software                                                       1,398,763
------------------------------------------------------------------------------
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A                         409             29,914
American Eagle Outfitters, Inc.                       1,466             25,670
Autozone, Inc.*                                         363             41,320
Bed Bath & Beyond, Inc.*                              1,545             45,578
Best Buy Co., Inc.                                    1,995             82,713
Carmax, Inc.*(a)                                        819             15,905
GameStop Corp. Class A*                                 239             12,359
Gap, Inc. (The)                                       2,708             53,293
Home Depot, Inc.                                     12,924            361,484
Limited Brands, Inc.                                  3,198             54,686
Lowe's Cos., Inc.                                    10,297            236,213
Sherwin-Williams Co. (The)                              767             39,148
Staples, Inc.                                         3,404             75,262
Tiffany & Co.                                           504             21,087
TJX Cos., Inc.                                        1,944             64,288
                                                                   -----------
Total Specialty Retail                                               1,158,920
------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.*                                          1,692             51,014
Nike, Inc. Class B                                    1,980            134,640
Polo Ralph Lauren Corp.                                 483             28,154
VF Corp.                                                598             46,351
                                                                   -----------
Total Textiles, Apparel & Luxury Goods                                 260,159
------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.5%
Fannie Mae                                            3,347             88,093
Hudson City Bancorp, Inc.                             1,572             27,793
New York Community Bancorp, Inc.                      1,158             21,099
People's United Financial, Inc.                         715             12,377
Sovereign Bancorp, Inc.                                 677              6,310
Washington Mutual, Inc.(a)                           12,669            130,490
                                                                   -----------
Total Thrifts & Mortgage Finance                                       286,162
------------------------------------------------------------------------------
Tobacco - 1.5%
Altria Group, Inc.                                    9,623            213,631
Philip Morris International, Inc.*                    9,623            486,731
Reynolds American, Inc.                               1,391             82,111
UST, Inc.                                               627             34,184
                                                                   -----------
Total Tobacco                                                          816,657
------------------------------------------------------------------------------
Trading Companies & Distributors - 0.1%
Fastenal Co.                                            432             19,842
W.W. Grainger, Inc.                                     360             27,500
                                                                   -----------
Total Trading Companies & Distributors                                  47,342
------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.1%
American Tower Corp., Class A*                          187              7,332
MetroPCS Communications, Inc.*                          452              7,684
NII Holdings, Inc.*                                     598             19,005
Sprint Nextel Corp.                                     152              1,017
United States Cellular Corp.*                           175              9,625
                                                                   -----------
Total Wireless Telecommunication Services                               44,663
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $61,477,733)                                                 54,788,637
==============================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.5%
MONEY MARKET FUND(b) - 0.5%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $279,350)(c)                                 279,350            279,350
==============================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.3%
(Cost: $61,757,083)                                                 55,067,987
Liabilities in Excess of Cash and Other Assets - (0.3)%               (140,808)
                                                                   -----------
NET ASSETS - 100.0%                                                $54,927,179
==============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $263,808 and the total market value of the collateral held by the Fund was $279,350.

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  33

Schedule of Investments

WisdomTree MidCap Earnings Fund

March 31, 2008

-------------------------------------------------------------------------
Investments                                         Shares      Value
-------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.4%
AAR Corp.*                                             514    $    14,017
Alliant Techsystems, Inc.*                             523         54,145
BE Aerospace, Inc.*                                    721         25,199
Ceradyne, Inc.*                                        891         28,476
Curtiss-Wright Corp.                                   517         21,445
DRS Technologies, Inc.                                 634         36,950
DynCorp International, Inc. Class A*                   745         12,427
Esterline Technologies Corp.*                          459         23,120
HEICO Corp.*                                           231         11,261
Hexcel Corp.*                                          703         13,434
Moog, Inc. Class A*                                    682         28,787
Orbital Sciences Corp.*                                589         14,195
Spirit Aerosystems Holdings, Inc. Class A*           1,192         26,439
Teledyne Technologies, Inc.*                           490         23,030
TransDigm Group, Inc.*                                 496         18,377
Triumph Group, Inc.                                    229         13,037
                                                              -----------
Total Aerospace & Defense                                         364,339
-------------------------------------------------------------------------
Airlines - 1.5%
Continental Airlines, Inc. Class B*                  6,503        125,053
JetBlue Airways Corp.*                               1,228          7,122
Skywest, Inc.                                        1,676         35,397
UAL Corp.*                                           6,135        132,086
US Airways Group, Inc.*                              9,747         86,846
                                                              -----------
Total Airlines                                                    386,504
-------------------------------------------------------------------------
Auto Components - 0.7%
Autoliv, Inc.                                        1,772         88,954
Gentex Corp.                                         2,068         35,466
Lear Corp.*                                            414         10,727
Sauer-Danfoss, Inc.                                    576         12,753
Tenneco, Inc.*                                       1,080         30,175
TRW Automotive Holdings Corp.*                         138          3,225
                                                              -----------
Total Auto Components                                             181,300
-------------------------------------------------------------------------
Automobiles - 0.1%
Thor Industries, Inc.                                1,146         34,116
-------------------------------------------------------------------------
Beverages - 0.4%
Central European Distribution Corp.*                   369         21,472
Hansen Natural Corp.*                                  837         29,546
PepsiAmericas, Inc.                                  1,721         43,937
                                                              -----------
Total Beverages                                                    94,955
-------------------------------------------------------------------------
Biotechnology - 0.3%
Alkermes, Inc.*                                        465          5,524
Cubist Pharmaceuticals, Inc.*                          641         11,807
ImClone Systems, Inc.*                                 707         29,992
Lifecell Corp.*                                        206          8,658
United Therapeutics Corp.*                             220         19,074
                                                              -----------
Total Biotechnology                                                75,055
-------------------------------------------------------------------------
Building Products - 0.6%
Lennox International, Inc.                           1,480         53,236
Simpson Manufacturing Co., Inc.(a)                     981         26,664
USG Corp.*(a)                                        1,758         64,729
                                                              -----------
Total Building Products                                           144,629
-------------------------------------------------------------------------
Capital Markets - 2.7%
Affiliated Managers Group, Inc.*                       409         37,113
Allied Capital Corp.                                 2,143         39,495
Apollo Investment Corp.                              2,587         40,952
Cohen & Steers, Inc.(a)                                771         20,424
E*Trade Financial Corp.*(a)                         33,788        130,422
FCstone Group Inc*                                     180          4,986
Federated Investors, Inc. Class B                    1,597         62,539
Fortress Investment Group LLC, Class A(a)            4,616         56,684
GAMCO Investors Inc. Class A                           318         16,014
GFI Group, Inc.*                                       256         14,669
Greenhill & Co., Inc.(a)                               442         30,746
Investment Technology Group, Inc.*                     675         31,172
Jefferies Group, Inc.                                2,861         46,148
Knight Capital Group, Inc. Class A*                  2,367         38,440
optionsXpress Holdings, Inc.                           879         18,204
Raymond James Financial, Inc.                        2,286         52,532
Waddell & Reed Financial, Inc. Class A               1,057         33,961
                                                              -----------
Total Capital Markets                                             674,501
-------------------------------------------------------------------------
Chemicals - 3.6%
Airgas, Inc.                                         1,076         48,926
Albemarle Corp.                                      1,612         58,870
Ashland, Inc.                                        1,203         56,902
Cabot Corp.                                          1,191         33,348
Cytec Industries, Inc.                                 867         46,688
FMC Corp.                                              842         46,723
H.B. Fuller Co.                                      1,247         25,451
Hercules, Inc.                                       6,006        109,849
International Flavors & Fragrances, Inc.             1,403         61,802
Lubrizol Corp.                                       1,149         63,781
Nalco Holding Co.                                    1,784         37,732
Olin Corp.                                             860         16,994
OM Group, Inc.*                                        277         15,108
Rockwood Holdings, Inc.*                               788         25,823
RPM International, Inc.                              3,250         68,054
Scotts Miracle-Gro Co. (The) Class A                   966         31,318
Sensient Technologies Corp.                            829         24,447
Terra Industries, Inc.*                              1,099         39,047
Valhi, Inc.                                            460         10,759
Valspar Corp. (The)                                  2,114         41,942
W.R. Grace & Co.*                                      662         15,107
Westlake Chemical Corp.                              1,675         21,859
                                                              -----------
Total Chemicals                                                   900,530
-------------------------------------------------------------------------
Commercial Banks - 5.6%
Associated Banc-Corp                                 3,280         87,346

                       See Notes to Financial Statements.

34  WisdomTree Earnings Funds

WisdomTree MidCap Earnings Fund

March 31, 2008

------------------------------------------------------------------------
Investments                                      Shares         Value
------------------------------------------------------------------------
BancorpSouth, Inc.                                1,645      $    38,098
Bank of Hawaii Corp.                              1,152           57,093
BOK Financial Corp.                               1,197           62,519
Cathay General Bancorp                            1,403           29,084
City National Corp.                               1,153           57,027
Colonial BancGroup, Inc. (The)                    5,195           50,028
Commerce Bancshares, Inc.                         1,484           62,373
Cullen/Frost Bankers, Inc.                        1,178           62,481
East West Bancorp, Inc.                           1,946           34,542
First Citizens BancShares, Inc. Class A             234           32,608
First Community Bancorp                             700           18,795
First Horizon National Corp.(a)                   2,698           37,799
First Midwest Bancorp, Inc.                       1,134           31,491
FirstMerit Corp.                                  1,421           29,358
Fulton Financial Corp.                            4,331           53,228
Hancock Holding Co.                                 591           24,834
International Bancshares Corp.                    1,664           37,573
Investors Bancorp, Inc.*                            435            6,677
MB Financial, Inc.                                  627           19,299
Popular, Inc.                                     8,174           95,310
Prosperity Bancshares, Inc.                         832           23,845
South Financial Group, Inc. (The)                 1,628           24,192
Susquehanna Bancshares, Inc.                      1,224           24,933
SVB Financial Group*                                744           32,468
TCF Financial Corp.                               3,909           70,049
Trustmark Corp.                                   1,440           32,083
UCBH Holdings, Inc.                               2,313           17,949
UMB Financial Corp.                                 595           24,514
United Bankshares, Inc.                             968           25,797
Valley National Bancorp                           2,419           46,469
Webster Financial Corp.                           1,351           37,652
Westamerica Bancorp                                 600           31,560
Whitney Holding Corp.                             1,769           43,854
Wilmington Trust Corp.                            1,981           61,609
                                                             -----------
Total Commercial Banks                                         1,424,537
------------------------------------------------------------------------
Commercial Services & Supplies - 3.2%
Advisory Board Co. (The)*                           137            7,527
Allied Waste Industries, Inc.*                    4,299           46,472
Brady Corp. Class A                                 879           29,385
Brink's Co. (The)                                   668           44,876
ChoicePoint, Inc.*                                1,006           47,887
Copart, Inc.*                                     1,072           41,551
Corporate Executive Board Co.                       365           14,775
Corrections Corp. of America*                     1,174           32,308
Covanta Holding Corp.*                              686           18,865
Deluxe Corp.                                      1,463           28,104
FTI Consulting, Inc.*                               416           29,553
Geo Group, Inc. (The)*                              432           12,286
Herman Miller, Inc.                               1,458           35,823
HNI Corp.                                           947           25,465
Huron Consulting Group, Inc.*                       157            6,523
IHS Inc. Class A*                                   282           18,135
IKON Office Solutions, Inc.                       2,905           22,078
Mine Safety Appliances Co.                          384           15,817
Monster Worldwide, Inc.*                          1,260           30,505
PHH Corp.*                                          115            2,004
Robert Half International, Inc.                   3,271           84,197
Rollins, Inc.                                     1,235           21,847
RSC Holdings, Inc.*                               2,866           31,239
Steelcase, Inc. Class A                           2,554           28,247
TeleTech Holdings, Inc.*                            875           19,653
Tetra Tech, Inc.*                                   616           12,018
United Stationers, Inc.*                            739           35,250
Waste Connections, Inc.*                            914           28,096
Watson Wyatt Worldwide, Inc. Class A                819           46,478
                                                             -----------
Total Commercial Services & Supplies                             816,964
------------------------------------------------------------------------
Communications Equipment - 1.0%
ADC Telecommunications, Inc.*                     2,310           27,905
Adtran, Inc.                                      1,017           18,815
Arris Group, Inc.*                                4,140           24,095
Avocent Corp.*                                      588            9,937
Ciena Corp*                                         466           14,367
CommScope, Inc.*                                  1,310           45,626
Comtech Telecommunications Corp.*                   390           15,210
Dycom Industries, Inc.*                             360            4,324
F5 Networks, Inc.*                                  867           15,753
Foundry Networks, Inc.*                           1,149           13,305
Netgear, Inc.*                                      413            8,239
Plantronics, Inc.                                   635           12,262
Polycom, Inc.*                                      866           19,520
Riverbed Technology, Inc.*                           89            1,323
Sonus Networks, Inc.*                             1,654            5,690
Starent Networks Corp*                               98            1,323
Tellabs, Inc.*                                    3,829           20,868
                                                             -----------
Total Communications Equipment                                   258,562
------------------------------------------------------------------------
Computers & Peripherals - 1.0%
Brocade Communications Systems, Inc.*             2,500           18,250
Diebold, Inc.                                       617           23,168
Electronics For Imaging*                            272            4,058
Emulex Corp.*                                       525            8,526
Intermec, Inc.*                                     219            4,860
Lexmark International, Inc. Class A*              2,571           78,982
NCR Corp.*                                        3,433           78,375
QLogic Corp.*                                     2,249           34,522
Synaptics, Inc.*                                    180            4,298
                                                             -----------
Total Computers & Peripherals                                    255,039
------------------------------------------------------------------------
Construction & Engineering - 0.6%
Aecom Technology Corp*                            1,042           27,102
EMCOR Group, Inc.*                                1,354           30,072
Granite Construction Inc.                           778           25,448
Perini Corp.*                                       588           21,303
Quanta Services, Inc.*                            1,415           32,787
URS Corp.*                                          684           22,360
                                                             -----------
Total Construction & Engineering                                 159,072
------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  35

WisdomTree MidCap Earnings Fund

March 31, 2008

----------------------------------------------------------------------------
Investments                                            Shares        Value
----------------------------------------------------------------------------
Construction Materials - 0.2%
Eagle Materials, Inc.                                   1,229    $    43,691
Texas Industries, Inc.                                    310         18,634
                                                                 -----------
Total Construction Materials                                          62,325
----------------------------------------------------------------------------
Consumer Finance - 0.8%
AmeriCredit Corp.*(a)                                   8,614         86,744
First Marblehead Corp. (The)                            9,727         72,563
Student Loan Corp. (The)                                  499         49,351
                                                                 -----------
Total Consumer Finance                                               208,658
----------------------------------------------------------------------------
Containers & Packaging - 2.6%
AptarGroup, Inc.                                          960         37,373
Ball Corp.                                              1,751         80,441
Bemis Co. Inc.                                          1,985         50,479
Crown Holdings, Inc.*                                   3,898         98,074
Greif, Inc. Class A                                       635         43,136
Packaging Corp. of America                              1,768         39,479
Pactiv Corp.*                                           2,327         60,991
Sealed Air Corp.                                        4,424        111,705
Silgan Holdings, Inc.                                     687         34,096
Sonoco Products Co.                                     2,003         57,346
Temple-Inland, Inc.                                     2,545         32,372
                                                                 -----------
Total Containers & Packaging                                         645,492
----------------------------------------------------------------------------
Distributors - 0.1%
LKQ Corp.*                                                861         19,347
----------------------------------------------------------------------------
Diversified Consumer Services - 0.9%
Capella Education Co.*                                     85          4,641
Career Education Corp.*                                 1,166         14,832
Corinthian Colleges, Inc.*                                331          2,393
DeVry, Inc.                                               335         14,016
ITT Educational Services, Inc.*                           436         20,025
Matthews International Corp. Class A                      405         19,541
Regis Corp.                                             1,107         30,431
Service Corp International                              1,788         18,130
Sotheby's                                               1,252         36,196
Strayer Education, Inc.                                   102         15,555
Weight Watchers International, Inc.                     1,289         59,720
                                                                 -----------
Total Diversified Consumer Services                                  235,480
----------------------------------------------------------------------------
Diversified Financials - 0.2%
Nasdaq Stock Market, Inc. (The)*                        1,321         51,070
----------------------------------------------------------------------------
Diversified Telecommunication Services - 0.6%
Cbeyond, Inc.*                                             98          1,841
CenturyTel, Inc.                                        2,542         84,496
Cincinnati Bell, Inc.*                                  5,654         24,086
Citizens Communications Co.                             4,385         45,999
                                                                 -----------
Total Diversified Telecommunication Services                         156,422
----------------------------------------------------------------------------
Electric Utilities - 1.8%
ALLETE, Inc.                                              677         26,146
Cleco Corp.                                             1,596         35,399
DPL, Inc.                                               1,289         33,050
EL Paso Electric Co.*                                     840         17,951
Great Plains Energy, Inc.                               1,556         38,355
Hawaiian Electric Industries, Inc.                        679         16,208
IDACORP, Inc.                                             755         24,243
ITC Holdings Corp.                                        297         15,462
Northeast Utilities                                     2,097         51,460
Pinnacle West Capital Corp.                             2,000         70,160
Portland General Electric Co.                           1,757         39,620
Sierra Pacific Resources                                3,251         41,060
Westar Energy, Inc.                                     2,019         45,973
                                                                 -----------
Total Electric Utilities                                             455,087
----------------------------------------------------------------------------
Electrical Equipment - 1.4%
Acuity Brands, Inc.                                     1,066         45,785
AMETEK, Inc.                                            1,404         61,650
Baldor Electric Co.                                       735         20,580
Belden, Inc.                                              735         25,960
General Cable Corp.*                                      801         47,315
GrafTech International Ltd.*                            1,919         31,107
Hubbell, Inc. Class B                                   1,029         44,957
Regal-Beloit Corp.                                        746         27,326
Thomas & Betts Corp.*                                   1,127         40,989
Woodward Governor Co.                                     702         18,757
                                                                 -----------
Total Electrical Equipment                                           364,426
----------------------------------------------------------------------------
Electronic Equipment & Instruments - 2.2%
Anixter International, Inc.*                            1,077         68,971
Arrow Electronics, Inc.*                                3,364        113,198
AVX Corp.                                               3,291         42,158
Benchmark Electronics, Inc.*                            1,677         30,102
Brightpoint, Inc.*                                        769          6,429
Flir Systems, Inc.*                                     1,416         42,607
Ingram Micro, Inc. Class A*                             3,937         62,323
Jabil Circuit, Inc.                                     1,303         12,326
Mettler-Toledo International, Inc.*                       420         40,790
National Instruments Corp.                                747         19,527
Plexus Corp.*                                             663         18,597
Rofin-Sinar Technologies, Inc.*                           475         21,328
Tech Data Corp.*                                          599         19,647
Trimble Navigation Ltd.*                                  947         27,075
Vishay Intertechnology, Inc.*                           4,178         37,853
                                                                 -----------
Total Electronic Equipment & Instruments                             562,931
----------------------------------------------------------------------------
Energy Equipment & Services - 5.3%
Atwood Oceanics, Inc.*                                    293         26,874
Bristow Group, Inc.*                                      378         20,287
Complete Production Services, Inc.*                     2,932         67,260
Dresser-Rand Group, Inc.*                                 632         19,434
Dril-Quip, Inc.*                                          516         23,979
Global Industries Ltd.*                                 2,384         38,359
Helmerich & Payne, Inc.                                 2,961        138,783
Hercules Offshore Inc*                                  1,670         41,950
ION Geophysical Corp.*                                    664          9,163
Key Energy Group, Inc.*                                 3,034         40,716

                       See Notes to Financial Statements.

36  WisdomTree Earnings Funds

WisdomTree MidCap Earnings Fund

March 31, 2008

----------------------------------------------------------------------------
Investments                                          Shares         Value
----------------------------------------------------------------------------
Oceaneering International, Inc.*                        688      $    43,344
Oil States International, Inc.*                       1,840           82,450
Patterson-UTI Energy, Inc.                            7,801          204,231
Rowan Cos., Inc.                                      3,097          127,535
SEACOR Holdings, Inc.*                                  593           50,618
Superior Energy Services, Inc.*                       2,330           92,315
Tetra Technologies, Inc.*                             1,291           20,449
Tidewater, Inc.                                       1,786           98,426
Unit Corp.*                                           1,845          104,519
W-H Energy Services, Inc.*                              817           56,250
                                                                 -----------
Total Energy Equipment & Services                                  1,306,942
----------------------------------------------------------------------------
Food & Staples Retailing - 0.4%
BJ's Wholesale Club, Inc.*                              767           27,373
Casey's General Stores, Inc.                            795           17,967
Great Atlantic & Pacific Tea Co., Inc.*                 282            7,394
Longs Drug Stores Corp.                                 480           20,381
Ruddick Corp.                                           694           25,581
United Natural Foods, Inc.*                             536           10,029
                                                                 -----------
Total Food & Staples Retailing                                       108,725
----------------------------------------------------------------------------
Food Products - 1.6%
Corn Products International, Inc.                     1,427           52,999
Dean Foods Co.*                                       1,992           40,019
Del Monte Foods Co.                                   3,233           30,810
Flowers Foods, Inc.                                   1,065           26,359
Hain Celestial Group, Inc.*                             441           13,010
J.M. Smucker Co. (The)                                1,012           51,217
Lancaster Colony Corp.                                  528           21,099
Pilgrim's Pride Corp.                                   540           10,924
Ralcorp Holdings, Inc.*                                 178           10,351
Seaboard Corp.                                           45           70,424
Smithfield Foods, Inc.*                               2,116           54,508
Synutra International, Inc.*                            174            5,438
Tootsie Roll Industries, Inc.                           704           17,741
                                                                 -----------
Total Food Products                                                  404,899
----------------------------------------------------------------------------
Gas Utilities - 2.4%
AGL Resources, Inc.                                   1,543           52,956
Atmos Energy Corp.                                    2,021           51,536
Energen Corp.                                         1,224           76,255
National Fuel Gas Co.                                 1,389           65,575
New Jersey Resources Corp.                              826           25,647
Nicor, Inc.                                             911           30,528
Northwest Natural Gas Co.                               474           20,591
ONEOK, Inc.                                           1,802           80,423
Piedmont Natural Gas Co., Inc.                        1,222           32,090
Southern Union Co.                                    2,771           64,481
Southwest Gas Corp.                                     914           25,555
UGI Corp.                                             2,134           53,179
WGL Holdings, Inc.                                      939           30,104
                                                                 -----------
Total Gas Utilities                                                  608,920
----------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.5%
Align Technology, Inc.*                                 298            3,311
Arthrocare Corp.*(a)                                    210            7,004
Beckman Coulter, Inc.                                   955           61,645
Cooper Cos., Inc. (The)                                 214            7,368
Edwards Lifesciences Corp.*                             719           32,031
Gen-Probe, Inc.*                                        333           16,051
Haemonetics Corp.*                                      292           17,397
Hillenbrand Industries, Inc.                          1,039           49,664
IDEXX Laboratories, Inc.*                               429           21,133
Immucor, Inc.*                                          590           12,591
Kinetic Concepts, Inc.*                               1,192           55,106
Mentor Corp.                                            502           12,911
Meridian Bioscience, Inc.                               222            7,421
Resmed, Inc.*                                           426           17,969
Sirona Dental Systems, Inc.*                             37              998
STERIS Corp.                                            884           23,718
West Pharmaceutical Services, Inc.                      640           28,307
                                                                 -----------
Total Health Care Equipment & Supplies                               374,625
----------------------------------------------------------------------------
Health Care Providers & Services - 2.3%
AMERIGROUP Corp.*                                       992           27,111
Chemed Corp.                                            333           14,053
Community Health Systems, Inc.*                       1,551           52,067
Health Management Associates, Inc. Class A*           2,260           11,955
Healthsouth Corp*                                     1,517           26,987
Healthways, Inc.*                                       230            8,128
LifePoint Hospitals, Inc.*                            1,291           35,464
Lincare Holdings, Inc.*                               1,975           55,517
Magellan Health Services, Inc.*                         560           22,226
Omnicare, Inc.                                        2,898           52,628
Owens & Minor, Inc.                                     450           17,703
Patterson Cos., Inc.*                                 1,991           72,274
Pediatrix Medical Group, Inc.*                          618           41,653
PSS World Medical, Inc.*                                764           12,728
Psychiatric Solutions, Inc.*                            593           20,115
Universal American Corp.*                               801            8,491
Universal Health Services, Inc. Class B                 479           25,718
VCA Antech, Inc.*                                       778           21,278
WellCare Health Plans, Inc.*                          1,480           57,646
                                                                 -----------
Total Health Care Providers & Services                               583,742
----------------------------------------------------------------------------
Health Care Technology - 0.5%
Cerner Corp.*                                           668           24,903
Eclipsys Corp.*                                         278            5,452
HLTH Corp.*                                           3,440           32,818
IMS Health, Inc.                                      3,539           74,354
                                                                 -----------
Total Health Care Technology                                         137,527
----------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.6%
Ameristar Casinos, Inc.                                 795           14,509
Bally Technologies, Inc.*                               157            5,391

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  37

WisdomTree MidCap Earnings Fund

March 31, 2008

----------------------------------------------------------------------------
Investments                                          Shares         Value
----------------------------------------------------------------------------
Boyd Gaming Corp.                                       937      $    18,740
Brinker International, Inc.                           3,169           58,784
Burger King Holdings, Inc..                           1,726           47,740
Cheesecake Factory (The)*                             1,009           21,986
Chipotle Mexican Grill, Inc. Class A*                   144           16,334
Choice Hotels International, Inc.                       932           31,791
International Speedway Corp. Class A                    526           21,671
Jack in the Box, Inc.*                                1,471           39,526
Life Time Fitness, Inc.*(a)                             351           10,955
Panera Bread Co. Class A*(a)                            375           15,709
Pinnacle Entertainment, Inc.*                           150            1,920
Scientific Games Corp. Class A*                         555           11,716
Sonic Corp.*                                            772           17,015
Speedway Motorsports, Inc.                              776           19,454
Vail Resorts, Inc.*                                     354           17,095
Wendy's International, Inc.                             843           19,440
WMS Industries, Inc.*                                   475           17,086
                                                                 -----------
Total Hotels, Restaurants & Leisure                                  406,862
----------------------------------------------------------------------------
Household Durables - 2.4%
American Greetings Corp. Class A                      1,003           18,606
Harman International Industries, Inc.                 1,201           52,292
Jarden Corp.*                                           854           18,566
Leggett & Platt, Inc.                                 3,854           58,774
NVR, Inc.*                                              233          139,217
Sealy Corp.                                           2,040           15,504
Snap-On, Inc.                                         1,033           52,528
Stanley Works (The)                                   2,064           98,287
Tempur-Pedic International, Inc.(a)                   1,390           15,290
Toll Brothers, Inc.*                                  4,289          100,705
Tupperware Brands Corp.                                 826           31,950
                                                                 -----------
Total Household Durables                                             601,719
----------------------------------------------------------------------------
Household Products - 0.2%
Church & Dwight Co., Inc.                               869           47,135
----------------------------------------------------------------------------
Independent Power Producers & Energy - 0.0%
Ormat Technologies, Inc.                                104            4,473
----------------------------------------------------------------------------
Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.                                   1,596           53,370
Teleflex, Inc.                                          346           16,508
Walter Industries, Inc.                               1,015           63,569
                                                                 -----------
Total Industrial Conglomerates                                       133,447
----------------------------------------------------------------------------
Insurance - 7.8%
Alfa Corp.                                            1,429           31,409
Alleghany Corp.*                                        184           62,699
AMBAC Financial Group, Inc.                           2,375           13,656
American Financial Group, Inc.                        4,230          108,120
American National Insurance Co.                         650           69,355
Arthur J. Gallagher & Co.                             1,841           43,484
Brown & Brown, Inc.                                   2,458           42,720
Commerce Group, Inc.                                  1,638           59,066
Delphi Financial Group, Inc. Class A                  1,359           39,724
Erie Indemnity Co. Class A                            1,297           66,393
Fidelity National Financial, Inc. Class A             5,013           91,888
First American Corp.                                  1,283           43,545
Hanover Insurance Group, Inc. (The)                   1,543           63,479
HCC Insurance Holdings, Inc.                          3,768           85,496
Hilb Rogal & Hobbs Co.                                  612           19,260
Markel Corp.*                                           233          102,514
MBIA, Inc.(a)                                         5,795           70,815
Mercury General Corp.                                 1,351           59,863
Midland Co. (The)                                       399           25,907
National Financial Partners Corp.                       344            7,730
Odyssey Re Holdings Corp.                             2,311           84,929
Old Republic International Corp.                      6,987           90,202
Philadelphia Consolidated Holding Co.*                2,357           75,895
Phoenix Cos., Inc. (The)                              3,616           44,151
ProAssurance Corp.*                                     844           45,433
Protective Life Corp.                                 1,965           79,700
Reinsurance Group of America, Inc.                    1,859          101,204
RLI Corp.                                               860           42,630
Selective Insurance Group, Inc.                       1,660           39,641
StanCorp Financial Group, Inc.                        1,315           62,739
State Auto Financial Corp.                            1,217           35,451
Unitrin, Inc.                                         1,396           49,335
Wesco Financial Corp.                                    69           27,876
Zenith National Insurance Corp.                       1,818           65,193
                                                                 -----------
Total Insurance                                                    1,951,502
----------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%
Blue Nile, Inc.*                                         62            3,357
GSI Commerce, Inc.*                                     725            9,534
NetFlix, Inc.*(a)                                       755           26,161
priceline.com, Inc.*                                    444           53,662
                                                                 -----------
Total Internet & Catalog Retail                                       92,714
----------------------------------------------------------------------------
Internet Software & Services - 0.3%
DealerTrack Holdings, Inc.*                             141            2,851
Digital River, Inc.*                                    571           17,684
j2 Global Communications, Inc.*                         828           18,482
SAVVIS, Inc.*                                           461            7,500
Sohu.com, Inc.*                                         134            6,047
ValueClick, Inc.*                                       944           16,284
WebMD Health Corp. Class A*(a)                          185            4,360
                                                                 -----------
Total Internet Software & Services                                    73,208
----------------------------------------------------------------------------
IT Services - 1.9%
Affiliated Computer Services, Inc. Class A*           1,764           88,394
CACI International, Inc., Class A*                      512           23,322
Convergys Corp.*                                      2,967           44,683
Euronet Worldwide Inc*                                  445            8,571
Gartner, Inc.*                                          927           17,928
Global Payments, Inc.                                 1,001           41,401
Heartland Payment Systems, Inc.                         328            7,547
Mantech International Corp.*                            470           21,319
MPS Group, Inc.*                                      2,262           26,737

                       See Notes to Financial Statements.

38  WisdomTree Earnings Funds

WisdomTree MidCap Earnings Fund

March 31, 2008

------------------------------------------------------------------------------
Investments                                              Shares       Value
------------------------------------------------------------------------------
NeuStar, Inc. Class A*                                      761    $    20,151
Perot Systems Corp. Class A*                              2,335         35,118
SAIC, Inc.*                                               5,252         97,635
SRA International, Inc., Class A*                           702         17,066
Syntel, Inc.                                                494         13,165
VeriFone Holdings, Inc.*                                    339          5,380
Wright Express Corp.*                                       534         16,410
                                                                   -----------
Total IT Services                                                      484,827
------------------------------------------------------------------------------
Leisure Equipment & Products - 0.7%
Brunswick Corp.                                           1,835         29,305
Callaway Golf Co.                                         1,055         15,487
Hasbro, Inc.                                              3,458         96,479
Polaris Industries, Inc.(a)                                 702         28,789
                                                                   -----------
Total Leisure Equipment & Products                                     170,060
------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc.*                                           125          2,176
Bio-Rad Laboratories, Inc. Class A*                         274         24,372
Charles River Laboratories International, Inc.*             712         41,966
Dionex Corp.*                                               162         12,472
Invitrogen Corp.*                                           334         28,547
Millipore Corp.*                                            423         28,514
Parexel International Corp.*                                576         15,034
PerkinElmer, Inc.                                         1,229         29,804
TECHNE Corp.*                                               409         27,550
Varian, Inc.*                                               272         15,754
                                                                   -----------
Total Life Sciences Tools & Services                                   226,189
------------------------------------------------------------------------------
Machinery - 3.7%
Actuant Corp. Class A                                       994         30,029
Albany International Corp. Class A                          167          6,035
Barnes Group, Inc.                                          950         21,803
Briggs & Stratton Corp.                                      67          1,199
Bucyrus International, Inc. Class A                         293         29,783
CLARCOR, Inc.                                               765         27,196
Donaldson Co., Inc.                                         951         38,306
Gardner Denver, Inc.*                                     1,603         59,471
Graco, Inc.                                               1,202         43,585
IDEX Corp.                                                1,312         40,265
Kaydon Corp.                                                426         18,706
Kennametal, Inc.                                          1,420         41,791
Lincoln Electric Holdings, Inc.                             848         54,688
Middleby Corp.*(a)                                          187         11,667
Mueller Water Products, Inc. Class A                      1,542         12,614
Nordson Corp.                                               523         28,164
Oshkosh Truck Corp.                                       1,669         60,551
Pall Corp.                                                1,654         58,006
Pentair, Inc.                                             1,748         55,761
Robbins & Myers, Inc.                                       418         13,648
Timken Co. (The)                                          2,436         72,398
Toro Co. (The)                                              749         31,001
Trinity Industries, Inc.                                  3,185         84,879
Valmont Industries, Inc.                                    305         26,806
Wabtec Corp.                                                980         36,907
Watts Water Technologies, Inc. Class A                      747         20,938
                                                                   -----------
Total Machinery                                                        926,197
------------------------------------------------------------------------------
Marine - 0.3%
Alexander & Baldwin, Inc.                                   598         25,762
Kirby Corp.*                                                708         40,356
                                                                   -----------
Total Marine                                                            66,118
------------------------------------------------------------------------------
Media - 2.4%
AH Belo Corp. Class A                                       440          5,029
Belo Corp. Class A                                        2,276         24,057
Cinemark Holdings, Inc.                                   2,199         28,125
Cox Radio, Inc. Class A*                                  1,909         22,679
DreamWorks Animation SKG, Inc. Class A*                   1,173         30,240
Gemstar-TV Guide International, Inc.*                    12,034         56,560
Getty Images, Inc.*                                       1,335         42,720
Harte-Hanks, Inc.                                         1,725         23,581
Hearst-Argyle Television, Inc.                            1,222         25,210
Interactive Data Corp.                                    1,158         32,968
Interpublic Group of Cos., Inc.*                            923          7,762
John Wiley & Sons, Inc. Class A                             854         33,904
Marvel Entertainment, Inc.*                               1,349         36,140
Meredith Corp.                                              944         36,108
Morningstar, Inc.*                                          248         15,215
New York Times Co. (The) Class A(a)                       2,738         51,693
R.H. Donnelley Corp.*                                        86            435
Regal Entertainment Group Class A                         5,558        107,215
Scholastic Corp.*                                           897         27,152
                                                                   -----------
Total Media                                                            606,793
------------------------------------------------------------------------------
Metals & Mining - 2.4%
AMCOL International Corp.                                   460         14,366
Carpenter Technology Corp.                                  907         50,765
Cleveland-Cliffs, Inc.                                      754         90,344
Coeur d'ALENE Mines Corp.*                                3,899         15,752
Commercial Metals Co.                                     3,506        105,075
Compass Minerals International, Inc.                        446         26,305
Hecla Mining Co.*                                           639          7,131
Quanex Corp.                                                797         41,237
Reliance Steel & Aluminum Co.                             2,298        137,559
RTI International Metals, Inc.*                             406         18,355
Schnitzer Steel Industries, Inc. Class A                    608         43,180
Titanium Metals Corp.*                                    2,962         44,578
Worthington Industries, Inc.                              1,284         21,661
                                                                   -----------
Total Metals & Mining                                                  616,308
------------------------------------------------------------------------------
Multiline Retail - 1.0%
Big Lots, Inc.*                                           2,660         59,318
Dillard's, Inc. Class A(a)                                2,845         48,962
Dollar Tree Stores, Inc.*                                 2,265         62,491
Family Dollar Stores, Inc.                                3,807         74,237
Saks, Inc.*                                                 380          4,739
                                                                   -----------
Total Multiline Retail                                                 249,747
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  39

WisdomTree MidCap Earnings Fund

March 31, 2008

------------------------------------------------------------------------
Investments                                      Shares        Value
------------------------------------------------------------------------
Multi-Utilities - 2.0%
Alliant Energy Corp.                              1,790      $    62,668
Aquila, Inc.*                                       943            3,027
Avista Corp.                                        633           12,381
Black Hills Corp.                                   680           24,330
Energy East Corp.                                 2,341           56,465
Integrys Energy Group, Inc.                         700           32,648
NSTAR                                             1,947           59,247
OGE Energy Corp.                                  2,149           66,984
PNM Resources, Inc.                               1,260           15,712
Puget Energy, Inc.                                1,965           50,835
TECO Energy, Inc.                                 4,790           76,401
Vectren Corp.                                     1,377           36,945
                                                             -----------
Total Multi-Utilities                                            497,643
------------------------------------------------------------------------
Office Electronics - 0.1%
Zebra Technologies Corp. Class A*                 1,121           37,352
------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.3%
Alon USA Energy, Inc.(a)                          1,665           25,325
Alpha Natural Resources, Inc.*                      805           34,969
Arena Resources, Inc.*                              182            7,045
Atlas America, Inc.                                 184           11,121
Atlas Energy Resources LLC(a)                       815           25,265
Berry Petroleum Co. Class A                         794           36,913
Bill Barrett Corp.*                                 228           10,773
Bois d'Arc Energy, Inc.*                            950           20,416
Carrizo Oil & Gas, Inc.*                             51            3,023
Cimarex Energy Co.                                1,868          102,253
CNX Gas Corp.*                                    1,309           42,255
Comstock Resources, Inc.*                           497           20,029
Crosstex Energy, Inc.                                39            1,324
Encore Acquisition Co.*                              77            3,102
Forest Oil Corp.*                                   983           48,128
Foundation Coal Holdings, Inc.                        2              101
Frontier Oil Corp.                                3,598           98,081
Helix Energy Solutions Group, Inc.*               1,488           46,872
Holly Corp.                                       1,981           85,995
Kinder Morgan Management LLC*                        18              917
Mariner Energy Inc*                               1,837           49,617
Massey Energy Co.                                   555           20,258
Overseas Shipholding Group, Inc.                    973           68,149
Penn Virginia Corp.                                 358           15,784
Penn Virginia GP Holdings LP                        300            8,124
PetroHawk Energy Corp.*                           1,453           29,307
Quicksilver Resources, Inc.*                      1,064           38,868
St. Mary Land & Exploration Co.                   1,491           57,404
Swift Energy Co.*                                   885           39,816
W&T Offshore, Inc.                                1,419           48,402
Western Refining, Inc.                            3,464           46,660
Whiting Petroleum Corp.*                            603           38,984
                                                             -----------
Total Oil, Gas & Consumable Fuels                              1,085,280
------------------------------------------------------------------------
Personal Products - 0.6%
Alberto-Culver Co.                                  911           24,971
Bare Escentuals, Inc.*                            1,004           23,514
Chattem, Inc.*                                      180           11,941
NBTY, Inc.*                                       2,281           68,316
Nu Skin Enterprises, Inc. Class A                   914           16,470
                                                             -----------
Total Personal Products                                          145,212
------------------------------------------------------------------------
Pharmaceuticals - 1.2%
APP Pharmaceuticals, Inc.*                        1,552           18,748
Endo Pharmaceuticals Holdings, Inc.*              2,102           50,322
King Pharmaceuticals, Inc.*                       6,037           52,522
KV Pharmaceutical Co., Class A*                     544           13,578
Medicis Pharmaceutical Corp. Class A                842           16,579
Mylan Laboratories, Inc.(a)                       5,643           65,459
Perrigo Co.                                         822           31,014
Sepracor, Inc.*                                   2,415           47,141
XenoPort, Inc.*                                      42            1,700
                                                             -----------
Total Pharmaceuticals                                            297,063
------------------------------------------------------------------------
Real Estate Investment Trusts - 3.6%
Alexander's, Inc.*                                    5            1,773
Alexandria Real Estate Equities, Inc.               192           17,802
BioMed Realty Trust, Inc.                           681           16,269
BRE Properties, Inc.                                320           14,579
CapitalSource, Inc.                               4,378           42,335
CBL & Associates Properties, Inc.                   846           19,906
Colonial Properties Trust                         4,484          107,839
Corporate Office Properties Trust                   100            3,361
Cousins Properties, Inc.                            149            3,682
DiamondRock Hospitality Co.                         941           11,922
Digital Realty Trust, Inc.                           59            2,095
Duke Realty Corp.                                   970           22,126
Entertainment Properties Trust                      452           22,297
Equity Lifestyle Properties, Inc.                    89            4,394
Equity One, Inc.                                    627           15,029
Essex Property Trust, Inc.                          113           12,880
Federal Realty Investment Trust                     350           27,283
Franklin Street Properties Corp.                    699           10,010
Health Care REIT, Inc.                              588           26,536
Healthcare Realty Trust, Inc.                       231            6,041
Highwoods Properties, Inc.                          380           11,807
Home Properties, Inc.                               185            8,878
Hospitality Properties Trust                      1,627           55,350
HRPT Properties Trust                             2,809           18,905
iStar Financial, Inc.                             3,606           50,592
Kilroy Realty Corp.                                 186            9,134
LaSalle Hotel Properties                            266            7,642
Mack-Cali Realty Corp.                              563           20,105
Mid-America Apartment Communities, Inc.              69            3,439
National Retail Properties, Inc.                    972           21,433
Nationwide Health Properties, Inc.                1,073           36,214
Post Properties, Inc.                               664           25,644

                       See Notes to Financial Statements.

40  WisdomTree Earnings Funds

WisdomTree MidCap Earnings Fund

March 31, 2008

---------------------------------------------------------------------------------
Investments                                               Shares         Value
---------------------------------------------------------------------------------
Potlatch Corp.                                               603      $    24,886
PS Business Parks, Inc.                                      100            5,190
Rayonier, Inc.                                             1,251           54,343
Realty Income Corp.                                        1,128           28,899
Regency Centers Corp.                                        639           41,382
Senior Housing Properties Trust                            1,101           26,094
Strategic Hotels & Resorts, Inc.                             452            5,935
Sunstone Hotel Investors, Inc.                               413            6,612
Tanger Factory Outlet Centers, Inc.                          151            5,809
Taubman Centers, Inc.                                        245           12,765
Washington Real Estate Investment Trust                      324           10,828
Weingarten Realty Investors                                1,051           36,196
                                                                      -----------
Total Real Estate Investment Trusts                                       916,241
---------------------------------------------------------------------------------
Real Estate Management & Development - 0.4%
Forestar Real Estate Group, Inc.*                            739           18,408
Jones Lang LaSalle, Inc.                                     941           72,777
                                                                      -----------
Total Real Estate Management & Development                                 91,185
---------------------------------------------------------------------------------
Road & Rail - 1.6%
Amerco, Inc.*                                                223           12,731
Avis Budget Group, Inc.*                                   1,886           20,029
Con-way, Inc.                                              1,191           58,931
Heartland Express, Inc.                                    1,463           20,862
JB Hunt Transport Services, Inc.                           2,413           75,841
Kansas City Southern*                                      1,043           41,835
Knight Transportation, Inc.(a)                             1,283           21,118
Landstar System, Inc.                                        823           42,928
Ryder System, Inc.                                         1,470           89,537
Werner Enterprises, Inc.                                   1,105           20,509
                                                                      -----------
Total Road & Rail                                                         404,321
---------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.7%
Amkor Technology, Inc.*                                    6,686           71,541
Atheros Communications, Inc.*                                256            5,335
Cree, Inc.*                                                  462           12,918
Cymer, Inc.*                                                 671           17,473
Diodes, Inc.*                                                566           12,429
Fairchild Semiconductor International, Inc.*                 827            9,858
FormFactor, Inc.*                                            703           13,427
Hittite Microwave Corp*                                      344           12,872
International Rectifier Corp.*                             1,181           25,392
Intersil Corp. Class A                                     1,648           42,304
Microsemi Corp.*                                             131            2,987
Novellus Systems, Inc.*                                    2,306           48,541
ON Semiconductor Corp.*                                    9,114           51,768
RF Micro Devices, Inc.*                                    7,126           18,955
Sigma Designs Inc*                                            98            2,222
Silicon Laboratories, Inc.*                                  233            7,349
Skyworks Solutions, Inc.*                                  1,905           13,868
Teradyne, Inc.*                                            1,413           17,549
Tessera Technologies, Inc.*                                  355            7,384
Varian Semiconductor Equipment Associates, Inc.*           1,116           31,415
                                                                      -----------
Total Semiconductors & Semiconductor Equipment                            425,587
---------------------------------------------------------------------------------
Software - 1.7%
Advent Software, Inc.*                                       504           21,480
Ansys, Inc.*                                                 504           17,398
Blackbaud, Inc.*                                             327            7,940
Blackboard, Inc.*                                             66            2,200
Cadence Design Systems, Inc.*                              3,815           40,744
Compuware Corp.*                                           4,571           33,551
Concur Technologies, Inc.*                                    43            1,335
FactSet Research Systems, Inc.                               520           28,012
Fair Isaac Corp.                                             856           18,421
Informatica Corp.*                                           818           13,955
Jack Henry & Associates, Inc.                              1,191           29,382
Lawson Software, Inc.*                                       288            2,169
Macrovision Corp.*                                           557            7,520
Micros Systems, Inc.*                                        702           23,629
MicroStrategy, Inc. Class A*                                 198           14,650
Net 1 UEPS Technologies, Inc.*                               640           14,432
Parametric Technology Corp.*                               2,797           44,696
Progress Software Corp.*                                     347           10,382
Red Hat, Inc.*                                             1,098           20,192
Sybase, Inc.*                                              1,179           31,008
Synopsys, Inc.*                                            1,021           23,187
THQ, Inc.*                                                   601           13,102
TIBCO Software, Inc.*                                      2,085           14,887
                                                                      -----------
Total Software                                                            434,272
---------------------------------------------------------------------------------
Specialty Retail - 4.5%
Advance Auto Parts, Inc.                                   1,940           66,057
Aeropostale, Inc.*                                         1,385           37,547
AnnTaylor Stores Corp.*                                    1,342           32,450
AutoNation, Inc.*                                          6,086           91,107
Barnes & Noble, Inc.                                       1,145           35,094
bebe Stores, Inc.                                          1,774           19,071
Chico's FAS, Inc.*                                         4,597           32,685
Dick's Sporting Goods, Inc.*                               1,387           37,144
Foot Locker, Inc.                                          3,555           41,842
Guess?, Inc.                                               1,142           46,217
J Crew Group Inc*                                            720           31,802
Men's Wearhouse, Inc. (The)                                1,852           43,096
Office Depot, Inc.*                                       11,446          126,478
OfficeMax, Inc.                                            2,689           51,467
O'Reilly Automotive, Inc.*                                 1,796           51,222
Pacific Sunwear Of California, Inc.*                          32              404
Penske Auto Group, Inc.                                    2,004           38,998
PetSmart, Inc.                                             2,284           46,685
RadioShack Corp.                                           4,031           65,504
Ross Stores, Inc.                                          2,996           89,760
Sally Beauty Holdings, Inc.*                               1,931           13,324
Tractor Supply Co.*                                          713           28,178
Urban Outfitters, Inc.*                                    1,624           50,912
Williams-Sonoma, Inc.                                      2,125           51,510
                                                                      -----------
Total Specialty Retail                                                  1,128,554
---------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  41

Schedule of Investments  (concluded)

WisdomTree MidCap Earnings Fund

March 31, 2008

----------------------------------------------------------------------------
Investments                                       Shares             Value
----------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co.                               878        $    38,658
CROCS, Inc.*(a)                                     1,133             19,794
Deckers Outdoor Corp.*                                111             11,968
Fossil, Inc.*                                         725             22,142
Hanesbrands, Inc.*                                  1,798             52,502
Iconix Brand Group, Inc.*                             710             12,319
Jones Apparel Group, Inc.                           5,224             70,106
Liz Claiborne, Inc.                                 1,788             32,452
Phillips-Van Heusen Corp.                           1,308             49,599
Quiksilver, Inc.*                                   1,782             17,481
Under Armour, Inc. Class A*(a)                        285             10,431
Warnaco Group Inc. (The)                              707             27,884
Wolverine World Wide, Inc.                          1,135             32,926
                                                                 -----------
Total Textiles, Apparel & Luxury Goods                               398,262
----------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.                             1,771             48,101
Capitol Federal Financial                             291             10,907
Downey Financial Corp.(a)                           1,030             18,931
First Niagara Financial Group, Inc.                 1,937             26,324
Guaranty Financial Group, Inc.*                       711              7,551
NewAlliance Bancshares, Inc.                          578              7,086
Northwest Bancorp, Inc.                               461             12,599
TFS Financial Corp.*                                  242              2,911
Washington Federal, Inc.                            1,818             41,523
                                                                 -----------
Total Thrifts & Mortgage Finance                                     175,933
----------------------------------------------------------------------------
Tobacco - 0.2%
Universal Corp./VA                                    603             39,515
Vector Group Ltd.                                     705             12,401
                                                                 -----------
Total Tobacco                                                         51,916
----------------------------------------------------------------------------
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.                 908             27,140
GATX Corp.                                          1,382             53,995
MSC Industrial Direct Co. Class A                   1,202             50,785
UAP Holding Corp.                                     819             31,400
United Rentals, Inc.*                               3,793             71,460
WESCO International, Inc.*                          1,894             69,112
                                                                 -----------
Total Trading Companies & Distributors                               303,892
----------------------------------------------------------------------------
Water Utilities - 0.1%
Aqua America, Inc.                                  1,271             23,869
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $30,106,033)                                               25,130,602
============================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.3%
MONEY MARKET FUND(b) - 3.3%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $818,649)(c)                               818,649            818,649
============================================================================
TOTAL INVESTMENTS IN SECURITIES  - 102.8%
(Cost: $30,924,682)                                               25,949,251
Liabilities in Excess of Cash and Other Assets - (2.8)%             (701,981)
                                                                 -----------
NET ASSETS - 100.0%                                              $25,247,270
============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $772,320 and the total market value of the collateral held by the Fund was $818,649.

                       See Notes to Financial Statements.

42  WisdomTree Earnings Funds

Schedule of Investments

WisdomTree SmallCap Earnings Fund

March 31, 2008

---------------------------------------------------------------------------
Investments                                           Shares       Value
---------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.8%
Aerovironment, Inc.*                                     478    $     9,775
American Science & Engineering, Inc.                     216         11,787
Applied Signal Technology, Inc.*                         192          2,266
Argon ST, Inc.*                                          483          8,216
Astronics Corp.*                                         132          2,550
Cubic Corp.*                                             493         14,016
Ducommun, Inc.*                                          250          6,918
GenCorp, Inc.*                                         1,790         18,419
Herley Industries, Inc.*                                 359          3,712
Ladish Co., Inc.*                                        336         12,096
LMI Aerospace, Inc.*                                     244          4,726
MTC Technologies, Inc.*                                  412          9,797
SIFCO Industries, Inc.*                                  412          4,244
Stanley, Inc.*                                           254          7,483
Taser International, Inc.*                               448          4,211
                                                                -----------
Total Aerospace & Defense                                           120,216
---------------------------------------------------------------------------
Air Freight & Logistics - 1.2%
ABX Holdings, Inc.*                                   11,004         32,352
Atlas Air Worldwide Holdings, Inc.*                      897         49,334
Dynamex, Inc.*                                           272          6,882
Forward Air Corp.                                        684         24,241
Hub Group, Inc. Class A*                               1,066         35,061
Pacer International, Inc.                              1,957         32,154
Park-Ohio Holdings Corp.*                                496          7,792
                                                                -----------
Total Air Freight & Logistics                                       187,816
---------------------------------------------------------------------------
Airlines - 0.9%
AirTran Holdings, Inc.*                                2,906         19,180
Alaska Air Group, Inc.*                                2,450         48,068
Allegiant Travel Co.*                                    354          9,353
Pinnacle Airlines Corp.*                               2,012         17,565
Republic Airways Holdings, Inc.*                       1,972         42,714
                                                                -----------
Total Airlines                                                      136,880
---------------------------------------------------------------------------
Auto Components - 0.7%
Aftermarket Technology Corp.*                            897         17,438
Amerigon, Inc.*                                          178          2,634
China Automotive Systems, Inc.*                          496          2,822
Cooper Tire & Rubber Co.                               1,796         26,885
Drew Industries, Inc.*                                   656         16,046
Fuel Systems Solutions, Inc.*                            191          2,546
Modine Manufacturing Co.                               1,010         14,635
SORL Auto Parts, Inc.*                                   718          3,640
Spartan Motors, Inc.                                   1,360         11,506
Standard Motor Products, Inc.                            872          5,337
Stoneridge, Inc.*                                        616          8,285
Superior Industries International, Inc.                   10            208
                                                                -----------
Total Auto Components                                               111,982
---------------------------------------------------------------------------
Automobiles - 0.1%
Monaco Coach Corp.                                       724          6,864
Winnebago Industries, Inc.                               934         15,784
                                                                -----------
Total Automobiles                                                    22,648
---------------------------------------------------------------------------
Beverages - 0.3%
Boston Beer Co., Inc. Class A*                           273         12,978
Coca-Cola Bottling Co. Consolidated                      279         17,192
MGP Ingredients, Inc.                                    632          4,418
National Beverage Corp.*                               1,455         11,160
                                                                -----------
Total Beverages                                                      45,748
---------------------------------------------------------------------------
Biotechnology - 0.3%
BioSante Pharmaceuticals, Inc.*                          475          2,166
Emergent Biosolutions, Inc.*                           2,045         18,241
Martek Biosciences Corp.*                                280          8,560
Omrix Biopharmaceuticals, Inc.*                          228          3,192
Repligen Corp.*                                        1,424          6,864
Trimeris, Inc.*                                        1,889         12,316
                                                                -----------
Total Biotechnology                                                  51,339
---------------------------------------------------------------------------
Building Products - 1.0%
AAON, Inc.                                               584         11,698
American Woodmark Corp.                                  655         13,467
Ameron International Corp.                               285         26,656
Apogee Enterprises, Inc.                                 910         14,014
Builders FirstSource, Inc.*(a)                           384          2,788
Gibraltar Industries, Inc.                             1,125         13,196
Griffon Corp.*                                           870          7,482
Insteel Industries, Inc.                               1,059         12,316
NCI Buildings Systems, Inc.*                           1,261         30,516
PGT, Inc.*                                               264            723
Universal Forest Products, Inc.                          711         22,894
                                                                -----------
Total Building Products                                             155,750
---------------------------------------------------------------------------
Capital Markets - 1.8%
American Physicians Service Group, Inc.                  503          9,849
Ares Capital Corp.                                     3,039         38,200
Blackrock Kelso Capital Corp.(a)                       1,582         18,889
Calamos Asset Management, Inc. Class A                   464          7,554
Cowen Group, Inc.*                                       302          2,141
Epoch Holding Corp.                                      128          1,533
FBR Capital Markets Corp.*                             1,989         13,426
Hercules Technology Growth Capital, Inc.               1,092         11,859
KBW, Inc.*(a)                                            918         20,242
Ladenburg Thalmann Financial Services, Inc.*             656          1,227
MCG Capital Corp.                                      4,922         44,741
Patriot Capital Funding, Inc.                            948          9,926
Pension Worldwide, Inc.*                                 881          8,132
Piper Jaffray Cos., Inc.*                                614         20,851
Prospect Capital Corp.(a)                                830         12,633
Sanders Morris Harris Group, Inc.                        200          1,632

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  43

WisdomTree SmallCap Earnings Fund

March 31, 2008

----------------------------------------------------------------------
Investments                                      Shares       Value
----------------------------------------------------------------------
Stifel Financial Corp.*                             272    $    12,213
SWS Group, Inc.                                   1,210         14,798
Thomas Weisel Partners Group, Inc.*                 726          4,806
TICC Capital Corp                                   993          7,467
TradeStation Group, Inc.*                         1,448         12,337
U.S. Global Investors, Inc., Class A(a)             360          4,874
Westwood Holdings Group, Inc.                        74          2,790
                                                           -----------
Total Capital Markets                                          282,120
----------------------------------------------------------------------
Chemicals - 1.4%
American Vanguard Corp.                             508          8,453
Arch Chemicals, Inc.                                423         15,761
Balchem Corp.                                       377          8,641
Calgon Carbon Corp.*                                234          3,522
Ferro Corp.                                         357          5,305
Flotek Industries, Inc.*                            236          3,443
ICO, Inc.*                                          998          6,926
Innospec, Inc.                                      239          5,067
GenTek, Inc.*                                        83          2,497
KMG Chemicals, Inc.                                 284          4,382
Koppers Holdings, Inc.                              683         30,264
Landec Corp.*                                       608          5,125
LSB Industries, Inc.*                               829         12,219
NewMarket Corp.                                     516         38,933
Penford Corp.                                       256          5,563
PolyOne Corp.*                                    2,658         16,931
Quaker Chemical Corp.                               340         10,639
Schulman A., Inc.                                   531         10,901
ShengdaTech, Inc.*                                1,177         10,005
Spartech Corp.                                    1,624         13,723
Stepan Co.                                          176          6,728
                                                           -----------
Total Chemicals                                                225,028
----------------------------------------------------------------------
Commercial Banks - 12.8%
1st Source Corp.                                    843         17,745
AMCORE Financial, Inc.                              714         14,530
AmericanWest Bancorp                                432          3,767
Ameris Bancorp                                      524          8,415
Arrow Financial Corp.                               436          9,806
BancFirst Corp.                                     608         27,834
Bancorp Rhode Island, Inc.                          128          4,613
Bancorp, Inc.*                                      555          6,704
BancTrust Financial Group, Inc.                     325          3,494
Bank of Granite Corp.                               608          6,676
Bank of the Ozarks, Inc.                            572         13,671
Banner Corp.                                        585         13,478
Boston Private Financial Holdings, Inc.           1,113         11,787
Cadence Financial Corp.                             399          6,372
Camden National Corp.                               318         10,761
Capital City Bank Group, Inc.                       547         15,863
Capital Corp. of the West                           414          3,320
Capitol Bancorp Ltd.                                787         16,637
Cardinal Financial Corp.                            344          3,051
Cascade Bancorp                                   1,327         12,686
Centennial Bank Holdings, Inc.*                     484          3,040
Center Bancorp, Inc.                                228          2,421
Center Financial Corp.                              997          9,033
Central Pacific Financial Corp.                   1,864         35,136
Chemical Financial Corp.                            775         18,476
Citizens Republic Bankcorp, Inc.                  2,689         33,424
City Bank (Lynnwood WA)                             986         21,958
City Holding Co.                                    735         29,327
CoBiz, Inc.                                         762          9,921
Columbia Bancorp                                    418          7,148
Columbia Banking System, Inc.                       547         12,242
Community Bancorp*                                  688          9,329
Community Bank System, Inc.                         982         24,118
Community Trust Bancorp, Inc.                       662         19,397
CVB Financial Corp.                               2,856         29,731
Enterprise Financial Services Corp.                 374          9,350
First Bancorp                                       566         11,280
First Bancorp (Puerto Rico)                       3,088         31,374
First Charter Corp.                                 714         19,071
First Commonwealth Financial Corp.(a)             2,108         24,432
First Community Bancshares, Inc.                    456         16,608
First Financial Bancorp                             687          9,240
First Financial Bankshares, Inc.                    628         25,735
First Financial Corp.                               450         13,851
First Merchants Corp.                               700         19,978
First Regional Bancorp*                             930         15,252
First South Bancorp, Inc.                           344          7,740
First State Bancorp                               1,063         14,234
FNB Corp./PA                                      2,375         37,074
Frontier Financial Corp.(a)                       1,966         34,759
Gateway Financial Holdings, Inc.                    384          4,070
Glacier Bancorp, Inc.                             1,678         32,167
Great Southern Bancorp, Inc.                        694         10,833
Green County Bancshares, Inc.                       504          8,916
Hanmi Financial Corp.                             3,162         23,367
Harleysville National Corp.                         880         12,690
Heartland Financial USA, Inc.                       620         13,119
Heritage Commerce Corp.                             416          7,625
Home Bancshares, Inc.                               490         10,226
Horizon Financial Corp.                             568          7,844
IBERIABANK Corp.                                    400         17,700
Independent Bank Corp. /MA                          497         14,686
Independent Bank Corp. /MI                          649          6,737
Integra Bank Corp.                                  735         11,907
Intervest Bancshares Corp.                          714          6,847
Irwin Financial Corp.                               531          2,820
Lakeland Bancorp, Inc.                              730          9,439
Lakeland Financial Corp.                            482         10,917
Macatawa Bank Corp.(a)                              869          9,046
MainSource Financial Group, Inc.                    724         11,222
Mercantile Bank Corp.                               455          4,696
MetroCorp Bancshares, Inc.                          439          5,615
Midwest Banc Holdings, Inc.                         747          9,547

                       See Notes to Financial Statements.

44  WisdomTree Earnings Funds

WisdomTree SmallCap Earnings Fund

March 31, 2008

-----------------------------------------------------------------------------
Investments                                       Shares             Value
-----------------------------------------------------------------------------
Nara Bancorp, Inc.                                 1,483          $    19,264
National Penn Bancshares, Inc.                     2,497               45,420
NBT Bancorp, Inc.                                  1,177               26,129
North Valley Bancorp                                 316                3,754
Old National Bancorp                               2,363               42,534
Old Second Bancorp, Inc.                             465               12,350
Oriental Financial Group                             110                2,168
Pacific Capital Bancorp                            2,219               47,708
Park National Corp.(a)                               667               47,256
Peoples Bancorp, Inc.                                422               10,174
Pinnacle Financial Partners, Inc.*                   388                9,933
Preferred Bank                                       511                8,529
PrivateBancorp, Inc.(a)                              608               19,134
Provident Bankshares Corp.                         1,367               14,682
Renasant Corp.                                       730               16,425
Republic Bancorp, Inc. Class A                       766               14,462
Royal Bancshares of Pennsylvania Class A             791               11,446
S&T Bancorp, Inc.                                    916               29,468
Sandy Spring Bancorp, Inc.                           567               15,604
Santander BanCorp                                  2,025               20,473
SCBT Financial Corp.                                 321               10,850
Seacoast Banking Corp. of Florida(a)                 554                6,066
Security Bank Corp.(a)                             1,302               10,351
Sierra Bancorp                                       416                8,990
Signature Bank*                                      532               13,566
Simmons First National Corp. Class A                 568               16,887
Southside Bancshares, Inc.                           422               10,158
Southwest Bancorp, Inc.                              662               11,592
StellarOne Corp.                                     532                8,996
Sterling Bancorp                                     581                9,023
Sterling Bancshares, Inc.                          2,112               20,993
Sterling Financial Corp. /PA                       1,275               22,249
Sterling Financial Corp. /WA                       2,826               44,114
Suffolk Bancorp                                      357               11,310
Sun Bancorp, Inc.*                                   632                8,323
Superior Bancorp*                                    759                3,772
SY Bancorp, Inc.                                     494               11,481
Taylor Capital Group, Inc.                           750               12,315
Temecula Valley Bancorp, Inc.(a)                     672                6,357
Texas Capital Bancshares, Inc.*                      842               14,213
Tompkins Trustco, Inc.                               317               15,596
Trico Bancshares                                     644               11,148
Umpqua Holdings Corp.(a)                           2,661               41,272
Union Bankshares Corp.                               512                9,917
United Community Banks, Inc.(a)                    2,219               37,679
United Security Bancshares                           399                6,703
Univest Corp. of Pennsylvania                        600               15,714
Vineyard National Bancorp(a)                       1,105                8,973
Virginia Commerce Bancorp*                         1,133               13,007
W Holding Co., Inc.(a)                            22,699               27,012
Washington Trust Bancorp, Inc.                       513               12,733
WesBanco, Inc.                                       970               23,969
West Coast Bancorp                                   805               11,745
Western Alliance Bancorp*                          1,026               13,194
Wilshire Bancorp, Inc.                             1,892               14,455
Wintrust Financial Corp.                             837               29,253
                                                                  -----------
Total Commercial Banks                                              1,988,814
-----------------------------------------------------------------------------
Commercial Services & Supplies - 5.9%
ABM Industries, Inc.                               1,289               28,925
ACCO Brands Corp.*                                   326                4,424
Administaff, Inc.                                    763               18,014
American Ecology Corp.                               400               10,132
American Reprographics Co.*                        2,116               31,401
Amrep Corp.*(a)                                      608               31,798
Angelica Corp.                                        58                1,041
Barrett Business Services                            556                9,524
Bowne & Co., Inc.                                    802               12,231
CBIZ, Inc.*                                        1,530               12,424
CDI Corp.                                            547               13,702
Ceco Environmental Corp.*                            250                2,130
Clean Harbors, Inc.*                                 361               23,465
Comfort Systems USA, Inc.                          1,327               17,264
COMSYS IT Partners, Inc.*                          1,065                9,010
Consolidated Graphics, Inc.*                         608               34,078
Cornell Cos, Inc.*                                   249                5,593
CoStar Group, Inc.*                                  100                4,300
Courier Corp.                                        391                9,755
CRA International, Inc.*                             313               10,060
Diamond Management &
  Technology Consultants, Inc.                       615                3,967
Ennis, Inc.                                        1,205               20,220
Exponent, Inc.*                                      327               10,739
First Advantage Corp. Class A*                     1,859               39,392
Fuel-Tech, Inc.*                                      74                1,517
G&K Services, Inc. Class A                           579               20,618
GeoEye, Inc.*                                        284                7,381
Healthcare Services Group, Inc.                      673               13,891
Heidrick & Struggles International, Inc.             740               24,072
Hill International, Inc.*                            531                6,643
Hudson Highland Group, Inc.*                         640                5,421
ICF International, Inc.*                             781               15,659
Innerworkings, Inc.*                                 392                5,500
Interface, Inc. Class A                            1,486               20,878
Kelly Services, Inc. Class A                       1,511               31,066
Kenexa Corp.*                                        584               10,792
Kforce, Inc.*                                      1,973               17,441
Kimball International, Inc. Class B                  870                9,326
Knoll, Inc.                                        1,972               22,757
Korn/Ferry International*                          1,702               28,764
Layne Christensen Co.*                               285                9,981
Learning Tree International, Inc.*                    98                1,374
LECG Corp.*                                          555                5,195
McGrath Rentcorp                                     796               19,192
Metalico, Inc.*                                      708                6,945
Mobile Mini, Inc.*                                 1,189               22,591
Multi-Color Corp.                                    234                5,232

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  45

WisdomTree SmallCap Earnings Fund

March 31, 2008

-------------------------------------------------------------------------
Investments                                         Shares       Value
-------------------------------------------------------------------------
Navigant Consulting, Inc.*                           1,869    $    35,474
On Assignment, Inc.*                                 1,034          6,566
PeopleSupport, Inc.*                                   644          5,873
Pike Electric Corp.*                                   738         10,280
Resources Connection, Inc.                           1,348         24,089
Schawk, Inc.                                         1,002         16,022
School Specialty, Inc.*                                691         21,794
Spherion Corp.*                                      1,860         11,383
Standard Parking Corp.*                                680         14,253
Standard Register Co. (The)                            387          3,015
Team, Inc.*                                            292          7,972
TrueBlue, Inc.*                                      2,441         32,807
Viad Corp.                                             541         19,481
Volt Information Sciences, Inc.*                     1,148         19,470
VSE Corp.                                              114          3,218
Waste Industries USA, Inc.                             336         12,146
                                                              -----------
Total Commercial Services & Supplies                              919,668
-------------------------------------------------------------------------
Communications Equipment - 1.1%
Acme Packet, Inc.*                                   1,020          8,150
Anaren Microwave, Inc.*                                474          6,001
Bel Fuse, Inc. Class B                                 312          8,692
Black Box Corp.                                        497         15,332
Comtech Group, Inc.*                                   516          5,568
Digi International, Inc.*                              637          7,351
EMS Technologies, Inc.*                                320          8,685
Globecomm Systems, Inc.*                               466          4,054
Harmonic, Inc.*                                        990          7,524
Hughes Communications, Inc.*                           312         15,812
InterDigital, Inc.*                                  1,216         24,088
Ixia*                                                  335          2,600
KVH Industries, Inc.*                                  168          1,324
Mastec, Inc.*                                           64            525
Oplink Communications, Inc.*                           362          3,211
Opnext, Inc.*                                        1,082          5,897
Optium Corp.*                                          664          4,668
PC-Tel, Inc.*                                          180          1,224
Radyne Corp.*                                          600          5,112
Soapstone Networks, Inc.                             2,435         17,435
Symmetricom, Inc.*                                     278            970
Tekelec*                                               782          9,736
Tollgrade Communications, Inc.*                        220          1,153
Viasat, Inc.*                                          466         10,122
                                                              -----------
Total Communications Equipment                                    175,234
-------------------------------------------------------------------------
Computers & Peripherals - 0.8%
Cray, Inc.*                                            560          3,338
Hutchinson Technology, Inc.*                           136          2,164
Imation Corp.                                        1,104         25,104
Immersion Corp.*                                     1,264          8,987
Intevac, Inc.*                                       1,638         21,212
Iomega Corp.*                                        1,630          5,819
Novatel Wireless, Inc.*                                966          9,351
Palm, Inc.*(a)                                       3,482         17,410
Presstek, Inc.*                                        258          1,130
Rimage Corp.*                                          278          6,088
STEC, Inc.*                                            982          6,079
Stratasys, Inc.*                                       275          4,895
Super Micro Computer, Inc.*                          1,234         10,304
                                                              -----------
Total Computers & Peripherals                                     121,881
-------------------------------------------------------------------------
Construction & Engineering - 0.2%
Furmanite Corp.*                                        90            765
Great Lakes Dredge & Dock Corp.                         31            160
Insituform Technologies, Inc. Class A*                 161          2,227
Michael Baker Corp.*                                   391          8,782
Northwest Pipe Co.*                                    320         13,596
Sterling Construction Co., Inc.*                       266          4,847
                                                              -----------
Total Construction & Engineering                                   30,377
-------------------------------------------------------------------------
Construction Materials - 0.1%
Headwaters, Inc.*                                      834         11,001
U.S. Concrete, Inc.*                                 1,984          7,539
                                                              -----------
Total Construction Materials                                       18,540
-------------------------------------------------------------------------
Consumer Finance - 1.4%
Advance America Cash Advance Centers, Inc.           3,408         25,730
Advanta Corp. Class B                                5,161         36,282
Cash America International, Inc.                     1,159         42,188
CompuCredit Corp.*(a)                                2,010         17,829
Credit Acceptance Corp.*(a)                          1,634         25,376
Ezcorp, Inc. Class A*                                1,510         18,588
First Cash Financial Services, Inc.*                 1,289         13,315
Nelnet, Inc. Class A                                   328          3,854
QC Holdings, Inc.                                      723          6,543
World Acceptance Corp.*                                868         27,646
                                                              -----------
Total Consumer Finance                                            217,351
-------------------------------------------------------------------------
Containers & Packaging - 0.5%
AEP Industries, Inc.*                                  502         15,206
Myers Industries, Inc.                                 902         11,843
Rock-Tenn Co. Class A                                1,591         47,682
                                                              -----------
Total Containers & Packaging                                       74,731
-------------------------------------------------------------------------
Distributors - 0.2%
Audiovox Corp. Class A*                                240          2,563
Building Materials Holding Corp.                     1,155          5,059
Core-Mark Holding Co., Inc.*                           485         13,939
DXP Enterprises, Inc.*                                 162          6,364
                                                              -----------
Total Distributors                                                 27,925
-------------------------------------------------------------------------
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc.*                613         26,383
Carriage Services, Inc.*                               332          2,593
Coinstar, Inc.*                                        392         11,031
CPI Corp.                                              226          3,903
Jackson Hewitt Tax Service, Inc.                       915         10,495
Lincoln Educational Services Corp.*                    492          5,904
Pre-Paid Legal Services, Inc.*                         531         22,520

                       See Notes to Financial Statements.

46  WisdomTree Earnings Funds

WisdomTree SmallCap Earnings Fund

March 31, 2008

----------------------------------------------------------------------------
Investments                                            Shares       Value
----------------------------------------------------------------------------
Stewart Enterprises, Inc. Class A                       2,728     $   17,514
Universal Technical Institute, Inc.*                      603          7,073
                                                                  ----------
Total Diversified Consumer Services                                  107,416
----------------------------------------------------------------------------
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp.                          1,157         11,142
Asta Funding, Inc.                                        993         13,832
Encore Capital Group, Inc.*                               815          5,542
Financial Federal Corp.                                 1,218         26,565
Marlin Business Services Corp.*                           805          6,070
MarketAxess Holdings, Inc.*                               365          3,628
Medallion Financial Corp.                                 896          8,100
PICO Holdings, Inc.*                                      118          3,567
Portfolio Recovery Associates, Inc.(a)                    621         26,634
Resource America, Inc. Class A                            608          5,746
                                                                  ----------
Total Diversified Financial Services                                 110,826
----------------------------------------------------------------------------
Diversified Telecommunication Services - 0.6%
Alaska Communications Systems Group, Inc.               1,030         12,607
Atlantic Tele-Network, Inc.                               404         13,667
Consolidated Communications Holdings, Inc.                532          8,049
D&E Communications, Inc.                                  428          3,809
General Communication, Inc. Class A*                      636          3,905
Iowa Telecommunications Services, Inc.                    770         13,652
NTELOS Holdings Corp.                                     646         15,634
Premiere Global Services, Inc.*                         1,058         15,172
Shenandoah Telecom Co.                                    358          5,313
SureWest Communications                                   150          2,319
                                                                  ----------
Total Diversified Telecommunication Services                          94,127
----------------------------------------------------------------------------
Electric Utilities - 0.8%
Central Vermont Public Service Corp.                      302          7,218
Empire District Electric Co. (The)                        998         20,210
MGE Energy, Inc.                                          726         24,728
Otter Tail Corp.                                          767         27,143
UIL Holdings Corp.                                        621         18,711
UniSource Energy Corp.                                    916         20,390
                                                                  ----------
Total Electric Utilities                                             118,400
----------------------------------------------------------------------------
Electrical Equipment - 1.2%
A.O. Smith Corp.                                        1,276         41,942
Advanced Battery Technologies, Inc.*                    1,224          5,459
AZZ, Inc.*                                                452         16,082
BTU International, Inc.*                                   90            828
Coleman Cable, Inc.*(a)                                   874          9,614
Encore Wire Corp.                                       1,188         21,633
Franklin Electric Co., Inc.                               512         17,495
Harbin Electric, Inc.*                                    525          6,878
II-VI, Inc.*                                              600         22,788
LSI Industries Inc.                                       524          6,922
Powell Industries, Inc.*                                   90          3,543
Superior Essex, Inc.*                                   1,088         30,595
                                                                  ----------
Total Electrical Equipment                                           183,779
----------------------------------------------------------------------------
Electronic Equipment & Instruments - 2.4%
Checkpoint Systems, Inc.*                               1,093         29,347
Cogent, Inc.*                                           1,546         14,579
Cognex Corp.                                              630         13,753
CPI International, Inc.*                                  775          7,688
CTS Corp.                                                 902          9,651
Daktronics, Inc.                                          544          9,743
DTS, Inc.*                                                 13            312
Electro Scientific Industries, Inc.*                      447          7,367
Excel Technology, Inc.*                                   305          8,223
FARO Technologies, Inc.*                                  244          7,608
Gerber Scientific, Inc.*                                  818          7,272
Insight Enterprises, Inc.*                              1,845         32,287
IPG Photonics Corp.*                                      494          7,751
Kemet Corp.*                                            1,236          4,993
Littelfuse, Inc.*                                         490         17,135
LoJack Corp.*                                             632          7,988
Measurement Specialties, Inc.*                            287          5,014
Methode Electronics, Inc.                               1,236         14,449
MTS Systems Corp.                                         504         16,259
Multi-Fineline Electronix, Inc.*                           89          1,671
Newport Corp.*                                          1,128         12,600
NU Horizons Electronics Corp.*                            632          3,969
Park Electrochemical Corp.                                605         15,639
PC Connection, Inc.*                                      860          6,811
Rogers Corp.*                                             298          9,956
Scansource, Inc.*                                         636         23,017
Spectrum Control, Inc.*                                   321          2,716
SYNNEX Corp.*                                           1,488         31,575
Technitrol, Inc.                                        1,105         25,559
TTM Technologies, Inc.*                                 1,156         13,086
Zygo Corp.*                                               466          5,797
                                                                  ----------
Total Electronic Equipment & Instruments                             373,815
----------------------------------------------------------------------------
Energy Equipment & Services - 4.9%
Allis-Chalmers Energy, Inc.*                            1,630         22,478
Basic Energy Services, Inc.*                            2,393         52,837
Bolt Technology Corp.*                                    231          4,257
Bronco Drilling Co., Inc.*                              1,654         26,646
Cal Dive International, Inc.*                           4,251         44,125
CARBO Ceramics, Inc.                                      694         27,829
Dawson Geophysical Co.*                                   204         13,770
ENGlobal Corp.*                                           250          2,138
Grey Wolf, Inc.*                                       18,166        123,165
Gulf Island Fabrication, Inc.                             410         11,775
Gulfmark Offshore, Inc.*                                1,146         62,709
Hornbeck Offshore Services, Inc.*                       1,022         46,675
Lufkin Industries, Inc.                                   678         43,270
Matrix Service Co.*                                       430          7,387
Mitcham Industries, Inc.*                                 276          4,918

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  47

WisdomTree SmallCap Earnings Fund

March 31, 2008

-----------------------------------------------------------------------
Investments                                       Shares         Value
-----------------------------------------------------------------------
NATCO Group, Inc. Class A*                           396    $    18,513
Natural Gas Services Group, Inc.*                    278          6,069
Newpark Resources*                                 1,584          8,078
OYO Geospace Corp.*                                   87          3,952
Parker Drilling Co.*                               6,021         38,896
PHI, Inc.*                                             6            189
Pioneer Drilling Co.*                              2,935         46,755
RPC, Inc.                                          3,989         60,593
Superior Well Services, Inc.*                      1,050         22,964
T-3 Energy Services, Inc.*                           228          9,704
TGC Industries, Inc.*                                408          3,444
Trico Marine Services, Inc.*                         684         26,655
Union Drilling, Inc.*                              1,186         20,743
                                                            -----------
Total Energy Equipment & Services                               760,534
-----------------------------------------------------------------------
Food & Staples Retailing - 1.2%
Andersons, Inc. (The)                                616         27,480
Ingles Markets, Inc. Class A                         794         19,524
Nash Finch Co.                                       112          3,806
Pantry, Inc. (The)*                                  825         17,391
Performance Food Group Co.*                        1,019         33,301
Pricesmart, Inc.                                     268          7,426
Spartan Stores, Inc.                                 672         14,011
Susser Holdings Corp.*                                14            263
Weis Markets, Inc.                                   648         22,337
Winn-Dixie Stores, Inc.*                           2,203         39,566
                                                            -----------
Total Food & Staples Retailing                                  185,105
-----------------------------------------------------------------------
Food Products - 1.4%
American Dairy, Inc.*                                667          6,136
B&G Foods, Inc. Class A                              737          8,107
Cal-Maine Foods, Inc.(a)                           1,226         40,923
Darling International, Inc.*                       1,712         22,170
Diamond Foods, Inc.                                  212          3,846
Farmer Bros. Co.                                      72          1,666
Green Mountain Coffee Roasters, Inc.*                166          5,254
Imperial Sugar Co.                                 1,152         21,681
J&J Snack Foods Corp.                                485         13,323
Lance, Inc.                                          672         13,171
Lifeway Foods, Inc.*                                 172          1,837
Maui Land & Pineapple Co., Inc.*                     194          6,187
Omega Protein Corp.*                                 164          2,239
Reddy Ice Holdings, Inc.                             226          2,945
Sanderson Farms, Inc.                              1,014         38,542
TreeHouse Foods, Inc.*                             1,044         23,866
                                                            -----------
Total Food Products                                             211,893
-----------------------------------------------------------------------
Gas Utilities - 0.4%
Chesapeake Utilities Corp.                           192          5,691
EnergySouth, Inc.                                    124          6,472
Laclede Group, Inc. (The)                            551         19,632
South Jersey Industries, Inc.                        910         31,950
                                                            -----------
Total Gas Utilities                                              63,745
-----------------------------------------------------------------------
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc.*                                        174          4,032
American Medical Systems Holdings, Inc.*           1,030         14,616
Analogic Corp.                                       120          7,985
Anika Therapeutics, Inc.*                            194          1,645
Aspect Medical Systems, Inc.*                      1,097          6,692
Cantel Medical Corp.*                                228          2,421
Cardiac Science Corp.*                               276          2,305
Conmed Corp.*                                        648         16,614
Cryolife, Inc.*                                      192          1,805
Cutera, Inc.*                                        476          6,412
Cynosure, Inc. Class A*                              178          3,791
Datascope Corp.                                      320         13,258
E-Z-Em, Inc.*                                        153          3,208
Greatbatch, Inc.*                                    263          4,842
Home Diagnostics, Inc.*                              679          4,726
ICU Medical, Inc.*                                   264          7,595
Integra Lifesciences Holdings Corp.*                 374         16,258
IRIS International, Inc.*                            190          2,521
Kensy Nash Corp.*                                     42          1,216
Medical Action Industries, Inc.*                     356          5,849
Merit Medical Systems, Inc.*                         476          7,535
Natus Medical, Inc.*                                 222          4,029
Neogen Corp.*                                        183          4,593
Neurometrix, Inc.*                                   160            291
OraSure Technologies, Inc.*                          145          1,060
Osteotech, Inc.*                                     208            988
Palomar Medical Technologies, Inc.*                1,088         16,428
Quidel Corp.*                                        612          9,829
Rochester Medical Corp.*                             118          1,204
Somanetics Corp.*                                    303          4,718
SonoSite, Inc.*                                      128          3,639
Spectranetics Corp.*                                 224          1,873
SurModics, Inc.*                                      36          1,508
Symmetry Medical, Inc.*                              482          8,001
Synovis Life Technologies, Inc.*                      64          1,004
Theragenics Corp.*                                 1,096          4,318
Thermage, Inc.                                       262            865
Thoratec Corp.*                                      101          1,443
TomoTherapy Inc.*                                    388          5,568
Vital Signs, Inc.*                                   316         16,005
Wright Medical Group, Inc.*                           74          1,786
Young Innovations, Inc.                              281          4,867
Zoll Medical Corp.*                                  322          8,562
                                                            -----------
Total Health Care Equipment & Supplies                          237,905
-----------------------------------------------------------------------
Health Care Providers & Services - 3.2%
Air Methods Corp.*                                   203          9,819
Alliance Imaging, Inc.*                            1,017          8,746
Almost Family, Inc.*                                 584         11,627
Amedisys, Inc.*                                      696         27,381
American Dental Partners, Inc.*                    1,246         12,049

                       See Notes to Financial Statements.

48  WisdomTree Earnings Funds

WisdomTree SmallCap Earnings Fund

March 31, 2008

-------------------------------------------------------------------------------
Investments                                               Shares       Value
-------------------------------------------------------------------------------
AMN Healthcare Services, Inc.*                             1,112    $    17,147
Amsurg Corp.*                                                812         19,228
Animal Health International, Inc.*                           294          3,216
Apria Healthcare Group, Inc.*                              1,904         37,604
Assisted Living Concepts, Inc. Class A*                    1,012          5,961
Bio-Reference Labs, Inc.*                                    196          5,180
Capital Senior Living Corp.*                                 140          1,127
Centene Corp.*                                             1,622         22,611
Chindex International, Inc.*                                  56          2,113
Corvel Corp.*                                                432         13,215
Cross Country Healthcare, Inc.*                            1,038         12,840
Emergency Medical Services Corp. Class A*                    929         22,937
Gentiva Health Services, Inc.*                               818         17,800
Hanger Orthopedic Group, Inc.*                               739          7,966
Health Grades, Inc.*                                         327          1,727
HealthExtras, Inc.*                                          722         17,934
Healthspring, Inc.*                                        2,134         30,047
HMS Holdings Corp.*                                          205          5,853
inVentiv Health, Inc.*                                       699         20,138
Kindred Healthcare, Inc.*                                    799         17,474
Landauer, Inc.                                               195          9,816
LCA-Vision, Inc.                                           1,044         13,050
LHC Group, Inc.*                                             482          8,098
Matria Healthcare, Inc.*                                     470         10,481
Medcath Corp.*                                               416          7,571
Molina Healthcare, Inc.*                                     696         16,996
MWI Veterinary Supply, Inc.*                                 200          7,052
National Healthcare Corp.                                    444         21,623
Nighthawk Radiology Holdings, Inc.*                          320          2,995
NovaMed, Inc.*                                               706          2,676
Odyssey HealthCare, Inc.*                                    762          6,858
Providence Service Corp. (The)*                              190          5,700
RehabCare Group, Inc.*                                       210          3,150
Res-Care, Inc.*                                              834         14,303
Skilled Healthcare Group, Inc. Class A*                      108          1,186
Sun Healthcare Group, Inc.*                                  890         11,695
U.S. Physical Therapy, Inc.*                                 312          4,499
                                                                    -----------
Total Health Care Providers & Services                                  499,489
-------------------------------------------------------------------------------
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*                       494          5,098
Computer Programs & Systems, Inc.                            311          6,500
Omnicell, Inc.*                                              624         12,542
Phase Forward, Inc.*                                         390          6,661
Transcend Services, Inc.*                                    155          1,414
Trizetto Group*                                            1,184         19,762
Vital Images, Inc.*                                          142          2,104
                                                                    -----------
Total Health Care Technology                                             54,081
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc.*                                     1,014          9,116
Ambassadors Group, Inc.                                      905         17,095
Benihana, Inc. Class A*                                      514          5,793
BJ's Restaurants, Inc.*                                      337          4,856
Bluegreen Corp.*                                           2,076         13,909
Bob Evans Farms, Inc.                                      1,089         30,046
Buffalo Wild Wings, Inc.*                                    352          8,624
California Pizza Kitchen, Inc.*                              487          6,385
Carrols Restaurant Group, Inc.*                              714          6,376
CBRL Group, Inc.                                           1,162         41,566
CEC Entertainment, Inc.*                                   1,279         36,938
Century Casinos, Inc.*                                       324          1,050
Churchill Downs, Inc.                                        134          6,330
CKE Restaurants, Inc.                                      1,518         17,032
Denny's Corp.*                                             2,393          7,131
Domino's Pizza, Inc.*                                      1,831         24,700
Dover Downs Gaming & Entertainment, Inc.                   1,224         10,416
Dover Motorsports, Inc.                                      198          1,218
Einstein Noah Restaurant Group, Inc.*                        236          2,020
Famous Dave's Of America, Inc.*                              230          2,194
IHOP Corp.(a)                                                285         13,652
Interstate Hotels & Resorts, Inc.*                           738          3,528
Jamba, Inc.*                                               1,388          3,678
Landry's Restaurants, Inc.                                   830         13,512
Luby's, Inc.*                                                536          3,795
Marcus Corp.                                                 701         13,459
McCormick & Schmick's Seafood Restaurants, Inc.*             496          5,778
Monarch Casino & Resort, Inc.*                               500          8,855
Morton's Restaurant Group, Inc.*                             622          4,932
MTR Gaming Group, Inc.*                                       25            175
O'Charleys, Inc.                                             337          3,882
Papa John's International, Inc.*                             943         22,830
Peet's Coffee & Tea, Inc.*                                   136          3,197
PF Chang's China Bistro, Inc.*                               699         19,880
Premier Exhibitions, Inc.*                                   531          3,207
Red Robin Gourmet Burgers, Inc.*                             412         15,479
Rick's Cabaret International, Inc.*                          182          4,162
Ruby Tuesday, Inc.                                         3,502         26,265
Ruth's Chris Steak House*                                    884          6,108
Shuffle Master, Inc.*                                        322          1,723
Silverleaf Resorts, Inc.*                                  3,096          7,028
Steak N Shake Co. (The)*                                     881          6,933
Texas Roadhouse, Inc. Class A*                             1,590         15,582
Town Sports International Holdings, Inc.*                    714          4,577
VCG Holding Corp.*                                           130            793
                                                                    -----------
Total Hotels, Restaurants & Leisure                                     465,805
-------------------------------------------------------------------------------
Household Durables - 1.8%
Avatar Holdings, Inc.*(a)                                  1,844         80,381
Blyth, Inc.                                                1,534         30,250
Brookfield Homes Corp.(a)                                  3,155         53,004
Cavco Industries, Inc.*                                       99          3,469
Champion Enterprises, Inc.*                                  923          9,258
CSS Industries, Inc.                                         340         11,886
Ethan Allen Interiors, Inc.                                1,411         40,115
Furniture Brands International, Inc.                          69            807
Hooker Furniture Corp.                                       408          9,115

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  49

WisdomTree SmallCap Earnings Fund

March 31, 2008

--------------------------------------------------------------------------------
Investments                                                Shares       Value
--------------------------------------------------------------------------------
Lifetime Brands, Inc.                                         504    $     4,506
National Presto Industries, Inc.                              291         15,248
Russ Berrie & Co., Inc.                                       552          7,761
Skyline Corp.                                                  38          1,057
Stanley Furniture Co., Inc.                                   281          3,487
Syntax-Brillian Corp.*                                      2,044          2,003
Universal Electronics, Inc.*                                  266          6,440
                                                                     -----------
Total Household Durables                                                 278,787
--------------------------------------------------------------------------------
Household Products - 0.2%
Central Garden and Pet Co. Class A*                         3,129         13,892
Oil-Dri Corp. of America                                      592         10,591
WD-40 Co.                                                     406         13,500
                                                                     -----------
Total Household Products                                                  37,983
--------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%
Raven Industries, Inc.                                        392         11,878
Standex International Corp.                                   406          9,070
Tredegar Corp.                                                333          6,064
                                                                     -----------
Total Industrial Conglomerates                                            27,012
--------------------------------------------------------------------------------
Insurance - 6.2%
21st Century Holding Co.                                    1,653         21,175
Affirmative Insurance Holdings, Inc.                           94            750
American Equity Investment Life Holding Co., Inc.           3,454         32,053
American Physicians Capital, Inc.                             616         28,558
Amerisafe, Inc.*                                            1,383         17,481
Amtrust Financial Services, Inc.                            3,096         50,186
Baldwin & Lyons, Inc. Class B                                 798         20,493
Citizens, Inc.*                                               961          6,429
CNA Surety Corp.*                                           2,283         35,113
Darwin Professional Underwriters, Inc.*                       593         13,337
Donegal Group, Inc. Class A                                 1,123         19,540
Eastern Insurance Holdings, Inc.                              425          6,154
ehealth, Inc.*                                                328          7,239
EMC Insurance Group, Inc.                                     954         25,653
Employers Holdings, Inc.                                    5,431        100,690
FBL Financial Group, Inc. Class A                           1,316         37,493
First Mercury Financial Corp.*                                805         14,015
Fpic Insurance Group, Inc.*                                   432         20,364
Hallmark Financial Services, Inc.*                            821          9,162
Harleysville Group, Inc.                                    1,359         49,046
Horace Mann Educators Corp.                                 2,308         40,344
Independence Holding Co.                                      579          6,902
Infinity Property & Casualty Corp.                            977         40,643
Kansas City Life Insurance Co.                                375         18,023
LandAmerica Financial Group, Inc.                             270         10,657
Life Partners Holdings, Inc.(a)                               170          3,137
Meadowbrook Insurance Group, Inc.*                          1,414         11,043
National Interstate Corp.                                     664         15,504
National Western Life Insurance Co. Class A                   187         40,540
Navigators Group, Inc.*                                       764         41,562
NYMAGIC, Inc.                                                 654         14,852
Presidential Life Corp.                                     1,521         26,526
Procentury Corp.                                              847         15,246
Safety Insurance Group, Inc.                                1,279         43,652
SCPIE Holdings, Inc.*                                         295          8,127
SeaBright Insurance Holdings, Inc.*                         1,251         18,427
Tower Group, Inc.                                             738         18,575
United Fire & Casualty Co.                                  1,800         67,320
Universal Insurance Holdings, Inc.                          2,865         10,830
                                                                     -----------
Total Insurance                                                          966,841
--------------------------------------------------------------------------------
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.COM, Inc. Class A*                              892          7,591
dELiA*s, Inc.*                                                158            422
FTD Group, Inc.                                             1,354         18,171
Gaiam, Inc. Class A*                                          180          3,118
NutriSystem, Inc.*(a)                                       2,260         34,057
PC Mall, Inc.*                                                492          5,230
PetMed Express, Inc.*                                         641          7,109
Shutterfly, Inc.*                                             100          1,487
Stamps.com, Inc.*                                             512          5,253
Systemax, Inc.*                                             1,319         15,907
                                                                     -----------
Total Internet & Catalog Retail                                           98,345
--------------------------------------------------------------------------------
Internet Software & Services - 1.0%
AsiaInfo Holdings, Inc.*                                      536          5,821
Bankrate, Inc.*(a)                                            276         13,769
CMGI, Inc.*                                                 1,008         13,366
comScore, Inc.*                                               142          2,849
DivX, Inc.*                                                   376          2,632
Greenfield Online, Inc.*                                      394          4,673
Imergent, Inc.(a)                                             974         11,094
Knot, Inc. (The)*                                             898         10,552
Liquidity Services Inc.*                                      436          3,488
LivePerson Inc.*                                              466          1,445
LoopNet Inc.*(a)                                              672          8,534
Marchex, Inc., Class B                                        172          1,717
NIC, Inc.                                                     731          5,197
Perficient, Inc.*                                             434          3,446
SonicWALL, Inc.*                                              286          2,337
Techtarget, Inc.*                                             270          3,826
TheStreet.com, Inc.                                         1,229          9,930
Travelzoo, Inc.*                                              432          4,769
United Online, Inc.                                         2,028         21,415
Vignette Corp.*                                               528          6,975
Vocus Inc                                                      41          1,082
Websense, Inc.*                                               672         12,600
Website Pros, Inc.*                                           286          2,811
                                                                     -----------
Total Internet Software & Services                                       154,328
--------------------------------------------------------------------------------
IT Services - 1.6%
Acxiom Corp.                                                1,257         14,921
Broadridge Financial Solutions, Inc.                        4,336         76,314
Cass Information Systems, Inc.                                229          7,227
Ciber, Inc.*                                                2,243         10,991
CSG Systems International, Inc.*                            1,943         22,092

                       See Notes to Financial Statements.

50  WisdomTree Earnings Funds

WisdomTree SmallCap Earnings Fund

March 31, 2008

--------------------------------------------------------------------
Investments                                    Shares       Value
--------------------------------------------------------------------
CyberSource Corp.*                                470    $     6,867
ExlService Holdings, Inc.*                        488         11,204
Forrester Research, Inc.*                         238          6,326
Global Cash Access Holdings, Inc.*              3,291         19,285
iGATE Corp.*                                    1,013          7,213
infoUSA, Inc.                                   2,347         14,340
Integral Systems, Inc.                            174          5,086
NCI, Inc. Class A*                                337          6,342
Ness Technologies, Inc.*                        1,213         11,511
Rainmaker Systems, Inc.*                          180            585
Sapient Corp.*                                    328          2,283
SI International, Inc.*                           378          7,254
SYKES Enterprises, Inc.*                          667         11,733
                                                         -----------
Total IT Services                                            241,574
--------------------------------------------------------------------
Leisure Equipment & Products - 0.8%
Arctic Cat, Inc.                                  632          4,607
Jakks Pacific, Inc.*                            1,566         43,176
Marine Products Corp.                           1,090          8,807
MarineMax, Inc.*                                  557          6,940
Pool Corp.(a)                                   1,837         34,701
RC2 Corp.*                                        528         11,072
Smith & Wesson Holding Corp.*(a)                1,194          5,994
Steinway Musical Instruments*                     160          4,563
Sturm Ruger & Co., Inc.*                          230          1,895
                                                         -----------
Total Leisure Equipment & Products                           121,755
--------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%
Accelrys, Inc.*                                   170            920
Albany Molecular Research, Inc.*                  344          4,176
Bruker BioSciences Corp.*                       1,288         19,822
eResearch Technology, Inc.*                       524          6,508
Kendle International, Inc.*                        90          4,043
Medtox Scientific, Inc.*                          180          2,374
PharmaNet Development Group, Inc.*                222          5,601
                                                         -----------
Total Life Sciences Tools & Services                          43,444
--------------------------------------------------------------------
Machinery - 4.2%
Accuride Corp.*                                 1,153          9,432
Alamo Group, Inc.                                 275          5,849
Altra Holdings, Inc.*                             276          3,712
American Railcar Industries, Inc.                 730         14,841
Ampco-Pittsburgh Corp.                            565         24,289
Astec Industries, Inc.*                           721         27,946
Axsys Technologies, Inc.*                         150          7,482
Badger Meter, Inc.                                208          8,986
Blount International, Inc.*                     1,547         19,136
Cascade Corp.                                     517         25,493
Chart Industries, Inc.*                           624         21,116
China Fire & Security Group, Inc.*                338          2,369
CIRCOR International, Inc.                        449         20,766
Columbus McKinnon Corp.*                          630         19,517
Commercial Vehicle Group, Inc.*                   427          4,232
Dynamic Materials Corp.                           190          8,208
Eastern Co. (The)                                 376          5,884
EnPro Industries, Inc.*                         1,510         47,097
ESCO Technologies, Inc.*                          482         19,145
Federal Signal Corp.                            1,546         21,582
Flanders Corp.*                                    95            579
Flow International Corp.*                         134          1,245
Force Protection, Inc.*                         2,852          5,733
Freightcar America, Inc.                        1,170         40,131
Gehl Co.*                                         766         12,976
Gorman-Rupp Co. (The)                             397         13,057
Graham Corp.                                       97          3,452
Greenbrier Cos., Inc.                             512         13,578
Hardinge, Inc.                                    639          8,793
Hurco Cos., Inc.*                                 242         11,321
Kadant, Inc.*                                     384         11,282
Key Technology, Inc.*                              68          2,026
K-Tron International, Inc.*                        85         10,209
L.S. Starrett (The) Co., Class A                  185          3,559
LB Foster Co. Class A*                            302         13,004
Lindsay Corp.                                     149         15,268
Lydall, Inc.*                                     444          5,084
Met-Pro Corp.                                     366          4,107
Miller Industries, Inc.*                          871          8,388
Mueller Industries, Inc.                        1,575         45,439
NACCO Industries, Inc. Class A                    425         34,400
NN, Inc.                                          155          1,508
RBC Bearings, Inc.*                               466         17,303
Sun Hydraulics Corp.                              363         10,625
Tennant Co.                                       403         16,043
Trimas Corp.*                                     442          2,329
Twin Disc, Inc.                                   388          6,138
Wabash National Corp.                           1,233         11,085
Xerium Technologies, Inc.                       2,155          2,780
                                                         -----------
Total Machinery                                              648,524
--------------------------------------------------------------------
Marine - 0.3%
American Commercial Lines, Inc.*                1,607         25,391
Horizon Lines, Inc. Class A                       722         13,436
International Shipholding Corp.*                  221          4,239
                                                         -----------
Total Marine                                                  43,066
--------------------------------------------------------------------
Media - 1.7%
Arbitron, Inc.                                    524         22,616
Citadel Broadcasting Corp.                      6,004          9,967
DG Fastchannel, Inc.*                             250          4,795
Entercom Communications Corp. Class A             605          6,008
Entravision Communications Corp.*               1,275          8,492
Fisher Communications, Inc.*                       66          2,057
Harris Interactive, Inc.*                       1,022          2,790
Journal Communications, Inc. Class A            2,776         20,487
Lee Enterprises, Inc.(a)                        2,921         29,239
Lin TV Corp., Class A*                            470          4,517
McClatchy Co. Class A(a)                        5,551         59,395
Media General, Inc. Class A(a)                    911         12,772

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  51

WisdomTree SmallCap Earnings Fund

March 31, 2008

--------------------------------------------------------------------------
Investments                                          Shares       Value
--------------------------------------------------------------------------
New Frontier Media, Inc.                                926    $     4,130
Playboy Enterprises, Inc. Class B*                      520          4,332
Rentrak Corp.*                                          180          2,174
Salem Communications Holding Corp. Class A*             523          2,097
Sinclair Broadcast Group, Inc. Class A                1,271         11,325
Valassis Communications, Inc.*                        1,805         19,584
Value Line, Inc.                                        292         13,403
Westwood One, Inc.                                    7,973         16,743
World Wrestling Entertainment, Inc. Class A             705         13,120
                                                               -----------
Total Media                                                        270,043
--------------------------------------------------------------------------
Metals & Mining - 0.8%
A.M. Castle & Co.                                       998         26,946
Brush Engineered Materials, Inc.*                       880         22,590
China Precision Steel, Inc.*(a)                         710          2,655
Haynes International, Inc.*                             403         22,117
Mesabi Trust                                            360          9,148
Olympic Steel, Inc.                                     451         20,340
Royal Gold, Inc.                                        356         10,741
Synalloy Corp.                                          328          3,988
Universal Stainless & Alloy*                            402         11,943
                                                               -----------
Total Metals & Mining                                              130,468
--------------------------------------------------------------------------
Multiline Retail - 0.5%
99 Cents Only Stores*                                   358          3,541
Bon-Ton Stores, Inc. (The)                            1,464          8,008
Fred's, Inc.                                          1,299         13,315
Retail Ventures, Inc.*                                7,112         34,492
Tuesday Morning Corp.                                 3,059         15,846
                                                               -----------
Total Multiline Retail                                              75,202
--------------------------------------------------------------------------
Multi-Utilities - 0.3%
CH Energy Group, Inc.                                   600         23,340
NorthWestern Corp.                                      864         21,056
                                                               -----------
Total Multi-Utilities                                               44,396
--------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp.*                              2,514          8,296
Adams Resources & Energy, Inc.                          837         23,269
Aventine Renewable Energy Holdings, Inc.*             1,857          9,656
Brigham Exploration Co.*                              1,041          6,319
Callon Petroleum Co.*                                   552          9,986
Contango Oil & Gas Co.*                                  48          3,101
Delek US Holdings, Inc.                               3,094         39,202
Enbridge Energy Management LLC.*(a)                     326         15,853
Geomet, Inc.*                                           996          6,633
GMX Resources, Inc.*                                    152          5,309
Gulfport Energy Corp.*                                  834          8,840
Meridian Resource Corp. (The)                         2,410          3,567
Pacific Ethanol, Inc.*                                  134            590
Parallel Petroleum Corp.*                               660         12,916
Petroleum Development Corp.*                             92          6,373
Petroquest Energy, Inc.*                                978         16,959
Rosetta Resources, Inc.*                              1,431         28,148
USEC, Inc.*(a)                                        5,200         19,240
Vaalco Energy, Inc.*                                  2,784         13,836
Verasun Energy Corp                                   2,164         15,905
Warren Resources, Inc.*                                 136          1,614
World Fuel Services Corp.                             1,011         28,379
                                                               -----------
Total Oil, Gas & Consumable Fuels                                  283,991
--------------------------------------------------------------------------
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc.*                           1,566         17,476
Deltic Timber Corp.                                      77          4,289
Neenah Paper, Inc.                                      579         14,927
P.H. Glatfelter Co.                                      86          1,299
Wausau Paper Corp.                                    1,725         14,249
                                                               -----------
Total Paper & Forest Products                                       52,240
--------------------------------------------------------------------------
Personal Products - 0.5%
Elizabeth Arden, Inc.*                                  885         17,656
Inter Parfums, Inc.                                     593         13,093
Mannatech, Inc.                                       1,626         11,593
Prestige Brands Holdings, Inc.*                       2,148         17,571
Reliv International, Inc.                               400          2,660
USANA Health Sciences, Inc.*(a)                         560         12,337
                                                               -----------
Total Personal Products                                             74,910
--------------------------------------------------------------------------
Pharmaceuticals - 1.2%
Alpharma, Inc. Class A*                               1,316         34,492
Bentley Pharmaceuticals, Inc.*                          622         10,108
Caraco Pharmaceutical Laboratories Ltd.*              1,112         19,960
Depomed, Inc.*                                        2,506          8,520
Matrixx Initiatives, Inc.*                              116          1,698
Medicines Co. (The)*                                    974         19,675
Obagi Medical Products, Inc.*                           366          3,177
Pain Therapeutics, Inc.*                                652          5,509
Par Pharmaceutical Cos., Inc.*                          166          2,887
Pozen, Inc.*                                            412          4,268
Salix Pharmaceuticals Ltd.*                           1,820         11,430
Sciele Pharma, Inc.*                                  1,146         22,347
Viropharma, Inc.*                                     5,431         48,554
                                                               -----------
Total Pharmaceuticals                                              192,625
--------------------------------------------------------------------------
Real Estate Investment Trusts - 2.1%
Acadia Realty Trust                                     345          8,332
Agree Realty Corp.                                      240          6,588
American Land Lease, Inc.                               102          2,099
Cedar Shopping Centers, Inc.                            592          6,915
EastGroup Properties, Inc.                              260         12,080
Extra Space Storage, Inc.                             1,116         18,068
FelCor Lodging Trust, Inc.                              132          1,588
Getty Realty Corp.                                      722         11,501
GMH Communities Trust                                   778          6,753
Hersha Hospitality Trust                                314          2,835
Inland Real Estate Corp.                              1,356         20,625
Kite Realty Group Trust                                 383          5,362
LTC Properties, Inc.                                    648         16,660

                       See Notes to Financial Statements.

52  WisdomTree Earnings Funds

WisdomTree SmallCap Earnings Fund

March 31, 2008

-----------------------------------------------------------------------------
Investments                                             Shares       Value
-----------------------------------------------------------------------------
Marathon Acquisition Corp.                                 406    $     3,134
Medical Properties Trust, Inc.                           1,861         21,067
Mission West Properties, Inc.                              902          8,524
National Health Investors, Inc.                          1,546         48,312
Omega Healthcare Investors, Inc.                         1,670         28,991
One Liberty Properties, Inc.                               854         13,741
Ramco-Gershenson Properties Trust                        1,242         26,219
Resource Capital Corp.                                   1,234          9,341
Saul Centers, Inc.                                         250         12,560
Sovran Self Storage, Inc.                                  408         17,426
Supertel Hospitality, Inc.                                 250          1,325
Urstadt Biddle Properties, Inc. Class A                    688         10,822
                                                                  -----------
Total Real Estate Investment Trusts                                   320,868
-----------------------------------------------------------------------------
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co.                                65          3,643
Stratus Properties, Inc.*                                  102          3,006
Tejon Ranch Co.*                                            86          3,210
                                                                  -----------
Total Real Estate Management & Development                              9,859
-----------------------------------------------------------------------------
Road & Rail - 1.6%
Arkansas Best Corp.                                      1,260         40,144
Celadon Group, Inc.*                                     1,130         10,938
Dollar Thrifty Automotive Group, Inc.*                     399          5,442
Genesee & Wyoming, Inc. Class A*                         1,131         38,906
Marten Transport Ltd.*                                     646         10,026
Old Dominion Freight Line, Inc.*                         1,649         52,488
P.A.M. Transportation Services, Inc.*                      262          4,077
Saia, Inc.*                                                696         11,039
Universal Truckload Services, Inc.*                        584         12,188
USA Truck, Inc.*                                            93          1,201
YRC Worldwide, Inc.*(a)                                  4,213         55,274
                                                                  -----------
Total Road & Rail                                                     241,723
-----------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.7%
Actel Corp.*                                               100          1,531
Advanced Energy Industries, Inc.*                        2,627         34,833
ANADIGICS, Inc.*                                           182          1,194
Asyst Technologies, Inc.*                                  536          1,876
ATMI, Inc.*                                                624         17,366
Axcelis Technologies, Inc.*                              1,640          9,184
AXT, Inc.*                                                 616          2,938
Brooks Automation, Inc.*                                 1,948         18,935
Cabot Microelectronics Corp.*                              472         15,175
Ceva, Inc.*                                                108            826
Cirrus Logic, Inc.*                                      1,622         10,900
Cohu, Inc.                                                 354          5,753
Credence Systems Corp.*                                  1,480          2,516
Eagle Test Systems, Inc.*                                  770          8,085
Entegris, Inc.*                                          2,746         19,744
FEI Co.*                                                   978         21,349
Integrated Silicon Solutions, Inc.*                        500          3,025
IXYS Corp.*                                                838          5,724
Kulicke & Soffa Industries, Inc.*                        1,147          5,483
Mattson Technology, Inc.*                                1,526          9,293
Micrel, Inc.                                             1,807         16,751
MKS Instruments, Inc.*                                   2,696         57,693
Monolithic Power Systems, Inc.*                             12            212
Netlogic Microsystems, Inc.*                               156          3,766
NVE Corp.*                                                 106          2,618
Omnivision Technologies, Inc.*                             620         10,428
Pericom Semiconductor Corp.*                               288          4,228
Photronics, Inc.*                                        1,431         13,666
Power Integrations, Inc.*                                  364         10,651
Rudolph Technologies, Inc.*                                870          8,500
Semitool, Inc.                                             557          4,634
Semtech Corp.*                                             896         12,840
Silicon Image, Inc.*                                     4,012         20,099
Silicon Storage Technology, Inc.*                          818          2,143
Standard Microsystems Corp.*                               354         10,330
Supertex, Inc.*                                            304          6,205
Techwell, Inc.*                                            632          6,851
Trident Microsystems, Inc.*                              2,378         12,247
Triquint Semiconductor, Inc.*                            1,276          6,457
Ultra Clean Holdings*                                      637          6,243
Volterra Semiconductor Corp.*                               92          1,042
                                                                  -----------
Total Semiconductors & Semiconductor Equipment                        413,334
-----------------------------------------------------------------------------
Software - 1.3%
ACI Worldwide, Inc.*                                       172          3,426
Actuate Corp.*                                           1,281          5,252
American Software, Inc. Class A                            606          3,794
Ansoft Corp.*                                              416         12,696
Commvault Systems, Inc.*                                 1,425         17,669
Double -Take Software, Inc.*                               310          3,621
Epicor Software Corp.*                                   1,042         11,670
EPIQ Systems, Inc.*                                         56            869
Falconstor Software, Inc.*                                 434          3,303
i2 Technologies, Inc.*                                     813          9,154
Interactive Intelligence, Inc.*                            155          1,824
JDA Software Group, Inc.*                                  334          6,096
Manhattan Associates, Inc.*                                496         11,373
Mentor Graphics Corp.*                                   1,778         15,700
Moldflow Corp.*                                            266          4,639
MSC.Software Corp.*                                        214          2,780
Netscout Systems, Inc.*                                    412          3,832
Opnet Technologies, Inc.*                                  348          2,833
Pegasystems, Inc.                                          342          3,293
PROS Holdings, Inc.*                                       230          2,887
QAD, Inc.                                                  220          1,850
Quality Systems, Inc.                                      590         17,623
Radiant Systems, Inc.*                                     329          4,596
Renaissance Learning, Inc.                                 256          3,581
Smith Micro Software, Inc.*                                371          2,271
Sonic Solutions, Inc.*                                     144          1,390
Sourceforge, Inc.*                                       1,288          2,563
SPSS, Inc.*                                                368         14,271

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  53

WisdomTree SmallCap Earnings Fund

March 31, 2008

----------------------------------------------------------------------------
Investments                                          Shares         Value
----------------------------------------------------------------------------
Symyx Technologies*                                     108      $       810
Synchronoss Technologies, Inc.*                         318            6,370
Taleo Corp. Class A*                                     60            1,164
Tyler Technologies, Inc.*                               512            7,158
Ultimate Software Group, Inc.*                          180            5,411
VASCO Data Security International*                      510            6,977
Wind River Systems, Inc.*                               118              913
                                                                 -----------
Total Software                                                       203,659
----------------------------------------------------------------------------
Specialty Retail - 6.7%
A.C. Moore Arts & Crafts, Inc.*                         279            1,903
Aaron Rents, Inc.                                     2,084           44,889
America's Car-Mart, Inc.*                               108            1,360
Asbury Automotive Group, Inc.                         1,956           26,915
Big 5 Sporting Goods Corp.                            1,080            9,472
Books-A-Million, Inc.                                   836            7,307
Brown Shoe Co., Inc.                                  1,646           24,805
Buckle, Inc. (The)                                      898           40,168
Build-A-Bear Workshop, Inc.*                            890            8,090
Cabela's, Inc.*(a)                                    2,953           41,814
Cache, Inc.*                                            234            2,642
Casual Male Retail Group, Inc.*                       3,739           15,704
Cato Corp. (The) Class A                              1,546           23,097
Charlotte Russe Holding, Inc.*                        1,195           20,721
Charming Shoppes, Inc.*                               8,834           42,668
Childrens Place Retail Stores, Inc. (The)*            1,250           30,700
Christopher & Banks Corp.                               897            8,961
Citi Trends, Inc.*                                      632           11,660
Coldwater Creek, Inc.*                                3,859           19,488
Collective Brands, Inc.*                              3,806           46,129
Conn's, Inc.*(a)                                      1,210           19,735
CSK Auto Corp.*                                         893            8,314
Dress Barn, Inc.*                                     4,036           52,225
DSW, Inc. Class A*                                    1,785           23,116
Finish Line (The) Class A                             2,124           10,110
Genesco, Inc.*                                          854           19,736
Group 1 Automotive, Inc.                              1,439           33,788
Gymboree Corp.*                                       1,170           46,660
Haverty Furniture Cos., Inc.                            148            1,575
Hibbett Sports, Inc.*                                   921           14,220
HOT Topic, Inc.*                                      1,033            4,452
Jo-Ann Stores, Inc.*                                    178            2,622
JOS A Bank Clothiers, Inc.*(a)                          908           18,614
Lithia Motors, Inc. Class A                           1,320           13,411
Midas Inc.*                                             278            4,779
Monro Muffler, Inc.                                     614           10,377
Mothers Work, Inc.*                                     131            2,189
New York & Co., Inc.*                                 2,767           15,883
Rent-A-Center, Inc.*                                  5,538          101,621
Rex Stores Corp.*                                       259            5,095
Select Comfort Corp.*                                 2,377            8,557
Shoe Carnival, Inc.*                                    906           12,258
Sonic Automotive, Inc. Class A                        2,816           57,868
Stage Stores, Inc.                                    1,840           29,808
Stein Mart, Inc.                                      3,204           18,006
Talbots, Inc.                                            96            1,035
Tween Brands, Inc.*                                   1,232           30,480
West Marine, Inc.*                                       92              641
Wet Seal, Inc. (The) Class A*                         2,434            8,251
Zale Corp.*(a)                                        1,734           34,264
Zumiez, Inc.*                                           459            7,202
                                                                 -----------
Total Specialty Retail                                             1,045,385
----------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.8%
American Apparel, Inc.*                                  88              832
Cherokee, Inc.                                          535           18,013
G-III Apparel Group Ltd.*                               573            7,690
Hartmarx Corp.*                                          49              143
Heelys, Inc.*                                         3,240           13,900
Kenneth Cole Productions, Inc. Class A                  481            8,148
K-Swiss, Inc. Class A                                 1,351           21,373
Maidenform Brands, Inc.*                              1,194           19,426
Movado Group, Inc.                                      901           17,560
Oxford Industries, Inc.                                 902           20,322
Perry Ellis International, Inc.*                        884           19,298
Skechers U.S.A., Inc. Class A*                        1,974           39,895
Steven Madden Ltd.*                                     983           16,839
Timberland Co. Class A*                               1,598           21,941
True Religion Apparel, Inc.*                            659           12,224
UniFirst Corp.                                          599           22,217
Volcom, Inc.*                                           735           14,854
Weyco Group, Inc.                                       421           12,491
                                                                 -----------
Total Textiles, Apparel & Luxury Goods                               287,166
----------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.1%
Abington Bancorp, Inc.                                  368            3,798
Anchor Bancorp Wisconsin, Inc.                          788           14,948
BankFinancial Corp.                                     232            3,691
Bank Mutual Corp.                                       848            9,108
BankUnited Financial Corp. Class A(a)                 5,960           29,860
Berkshire Hills Bancorp, Inc.                           288            7,255
Brookline Bancorp, Inc.                                 978           11,227
Clifton Savings Bancorp, Inc.                           128            1,290
Corus Bankshares, Inc.(a)                             7,322           71,242
Dime Community Bancshares, Inc.                         859           15,015
Federal Agricultural Mortgage Corp. Class C             435           11,354
First Busey Corp.                                       830           17,530
First Financial Holdings, Inc.                          454           10,651
First Place Financial Corp.                             864           11,232
FirstFed Financial Corp.*(a)                          1,730           46,970
Flushing Financial Corp.                                651           11,445
Franklin Bank Corp.*                                  2,084            6,315
Imperial Capital Bancorp, Inc.                          591           12,777
Kearny Financial Corp.                                  102            1,117
Ocwen Financial Corp.*                                5,398           23,967
Oritani Financial Corp.*                                477            7,236
PFF Bancorp, Inc.(a)                                  1,051            8,744

                       See Notes to Financial Statements.

54  WisdomTree Earnings Funds

Schedule of Investments  (concluded)

WisdomTree SmallCap Earnings Fund

March 31, 2008

--------------------------------------------------------------------------------------
Investments                                                  Shares           Value
--------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                           7,666      $    44,616
Provident Financial Services, Inc.                              1,454           20,560
Provident New York Bancorp                                        842           11,367
Rockville Financial, Inc.                                         279            3,822
Roma Financial Corp.                                              236            3,519
TierOne Corp.(a)                                                  719            8,110
Triad Guaranty, Inc.*                                             446            2,230
TrustCo Bank Corp.                                              1,860           16,535
United Community Financial Corp.                                1,562            9,684
Viewpoint Financial Group                                         166            2,741
Wauwatosa Holdings, Inc.*                                         143            1,702
Westfield Financial Inc                                           392            3,830
WSFS Financial Corp.                                              268           13,207
                                                                           -----------
Total Thrifts & Mortgage Finance                                               478,695
--------------------------------------------------------------------------------------
Trading Companies & Distributors - 1.4%
Aceto Corp.                                                       631            4,379
Beacon Roofing Supply, Inc.*                                    1,642           16,420
Electro Rent Corp.                                                747           11,317
H&E Equipment Services, Inc.*                                   1,969           24,750
Houston Wire & Cable Co.(a)                                     1,088           17,430
Interline Brands, Inc.*                                         1,017           18,865
Kaman Corp.                                                       612           17,313
Lawson Products, Inc.                                             124            3,416
Nuco2, Inc.*                                                      178            4,943
Rush Enterprises, Inc. Class A*                                 1,749           27,705
TAL International Group, Inc.                                   1,113           26,233
Watsco, Inc.(a)                                                   998           41,338
                                                                           -----------
Total Trading Companies & Distributors                                         214,109
--------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%
CAI International, Inc.                                           539            6,932
--------------------------------------------------------------------------------------
Water Utilities - 0.3%
American States Water Co.                                         334           12,024
California Water Service Group.                                   384           14,650
Middlesex Water Co.                                               306            5,557
SJW Corp.                                                         310            8,863
Southwest Water Co.                                               344            3,808
                                                                           -----------
Total Water Utilities                                                           44,902
--------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.4%
Centennial Communications Corp.*                                  632            3,735
Syniverse Holdings, Inc.*                                       3,046           50,747
USA Mobility, Inc.*                                             1,623           11,588
                                                                           -----------
Total Wireless Telecommunication Services                                       66,070
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,853,065)                                                         15,499,204
======================================================================================
RIGHTS* - 0.0%
Capital Markets - 0.0%
Ares Capital Corp., expiring 4/22/08                            1,267      $       710
MCG Capital Corp., expiring 4/19/08                               703              752
                                                                           -----------
TOTAL RIGHTS (Cost: $0)                                                          1,462
======================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $18,853,065)                                                         15,500,666
======================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 7.8%
MONEY MARKET FUNDS(b) - 7.8%
AIM Liquid Assets Portfolio, 3.14%                                  1                1
UBS Private Money Market Fund LLC, 3.17%                    1,213,771        1,213,771
                                                                           -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $1,213,772)(c)                                                        1,213,772
======================================================================================
TOTAL INVESTMENTS IN SECURITIES - 107.3%
(Cost: $20,066,837)                                                         16,714,438
Liabilities in Excess of Cash and Other Assets - (7.3)%                     (1,129,877)
                                                                           -----------
NET ASSETS - 100.0%                                                        $15,584,561
======================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $1,139,227 and the total market value of the collateral held by the Fund was $1,213,772.

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  55

Schedule of Investments

WisdomTree Earnings Top 100 Fund

March 31, 2008

------------------------------------------------------------------------------
Investments                                            Shares         Value
------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Aerospace & Defense - 1.5%
Boeing Co. (The)                                        1,234      $    91,773
Lockheed Martin Corp.                                   1,070          106,251
                                                                   -----------
Total Aerospace & Defense                                              198,024
------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%
FedEx Corp.                                             1,218          112,872
------------------------------------------------------------------------------
Automobiles - 0.9%
Harley-Davidson, Inc.                                   3,174          119,025
------------------------------------------------------------------------------
Capital Markets - 7.4%
Bear Stearns & Co., Inc. (The)                          3,010           31,575
Goldman Sachs Group, Inc.                               1,066          176,306
Legg Mason, Inc.                                        1,738           97,293
Lehman Brothers Holdings, Inc.                          3,647          137,273
Morgan Stanley                                          5,133          234,578
TD Ameritrade Holding Corp.*                           19,067          314,796
                                                                   -----------
Total Capital Markets                                                  991,821
------------------------------------------------------------------------------
Chemicals - 3.7%
Dow Chemical Co. (The)                                  3,541          130,486
E.I. Du Pont de Nemours & Co.                           2,928          136,914
PPG Industries, Inc.                                    1,995          120,717
Rohm & Haas Co.                                         1,980          107,078
                                                                   -----------
Total Chemicals                                                        495,195
------------------------------------------------------------------------------
Commercial Banks - 9.6%
BB&T Corp.                                              4,341          139,172
Fifth Third Bancorp                                     4,874          101,964
KeyCorp                                                 8,705          191,076
National City Corp.                                     6,847           68,128
PNC Financial Services Group, Inc. (The)                1,720          112,780
Regions Financial Corp.                                 6,735          133,016
SunTrust Banks, Inc.                                    2,235          123,238
U.S. Bancorp                                            4,459          144,293
Wachovia Corp.                                          4,697          126,819
Wells Fargo & Co.                                       4,732          137,701
                                                                   -----------
Total Commercial Banks                                               1,278,187
------------------------------------------------------------------------------
Commercial Services & Supplies - 0.8%
Waste Management, Inc.                                  3,229          108,365
------------------------------------------------------------------------------
Computers & Peripherals - 0.9%
International Business Machines Corp.                   1,094          125,963
------------------------------------------------------------------------------
Consumer Finance - 1.7%
Capital One Financial Corp.                             4,507          221,835
------------------------------------------------------------------------------
Diversified Financials - 4.4%
Bank of America Corp.                                   3,943          149,479
Citigroup, Inc.                                         6,160          131,947
JPMorgan Chase & Co.                                    4,261          183,010
Moody's Corp.(a)                                        3,505          122,079
                                                                   -----------
Total Diversified Financials                                           586,515
------------------------------------------------------------------------------
Diversified Telecommunication Services - 1.9%
Qwest Communications International, Inc.               55,742          252,511
------------------------------------------------------------------------------
Electric Utilities - 3.8%
Duke Energy Corp.                                       6,175          110,224
Edison International                                    2,030           99,511
Exelon Corp.                                            1,349          109,633
FirstEnergy Corp.                                       1,457           99,979
Progress Energy, Inc.                                   2,246           93,658
                                                                   -----------
Total Electric Utilities                                               513,005
------------------------------------------------------------------------------
Energy Equipment & Services - 1.1%
Halliburton Co.                                         3,657          143,830
------------------------------------------------------------------------------
Food & Staples Retailing - 1.0%
Wal-Mart Stores, Inc.*                                  2,407          126,801
------------------------------------------------------------------------------
Food Products - 0.9%
Archer-Daniels-Midland Co.                              2,822          116,154
------------------------------------------------------------------------------
Health Care Providers & Services - 2.3%
Aetna, Inc.                                             1,936           81,486
Cigna Corp.                                             2,491          101,060
UnitedHealth Group, Inc.                                1,924           66,109
WellPoint, Inc.*                                        1,378           60,811
                                                                   -----------
Total Health Care Providers & Services                                 309,466
------------------------------------------------------------------------------
Household Durables - 0.9%
Fortune Brands, Inc.                                    1,686          117,177
------------------------------------------------------------------------------
Household Products - 0.8%
Kimberly-Clark Corp.                                    1,614          104,184
------------------------------------------------------------------------------
Insurance - 13.8%
Allstate Corp. (The)                                    5,287          254,092
American International Group, Inc.                      3,119          134,897
Berkshire Hathaway, Inc. Class B*                          32          143,133
Chubb Corp. (The)                                       3,991          197,475
Genworth Financial, Inc. Class A                        8,445          191,195
Hartford Financial Services Group, Inc. (The)           2,114          160,178
Lincoln National Corp.                                  2,659          138,268
Loews Corp.                                             2,989          120,218
Metlife, Inc.                                           2,321          139,863
Progressive Corp. (The)                                 9,689          155,702
Travelers Cos., Inc. (The)                              4,388          209,965
                                                                   -----------
Total Insurance                                                      1,844,986
------------------------------------------------------------------------------
IT Services - 0.8%
Electronic Data Systems Corp.                           6,094          101,465
------------------------------------------------------------------------------
Machinery - 4.3%
Caterpillar, Inc.                                       1,976          154,702
Cummins, Inc.                                           1,905           89,192
Eaton Corp.                                             1,535          122,293
Paccar, Inc.                                            2,387          107,415
Parker Hannifin Corp.                                   1,501          103,974
                                                                   -----------
Total Machinery                                                        577,576
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

56  WisdomTree Earnings Funds

Schedule of Investments  (concluded)

WisdomTree Earnings Top 100 Fund

March 31, 2008

---------------------------------------------------------------------
Investments                                   Shares          Value
---------------------------------------------------------------------
Media - 2.3%
CBS Corp. Class B                              4,801      $   106,006
McGraw-Hill Cos., Inc. (The)                   2,504           92,523
Walt Disney Co. (The)                          3,522          110,520
                                                          -----------
Total Media                                                   309,049
---------------------------------------------------------------------
Metals & Mining - 6.8%
Alcoa, Inc.                                    3,491          125,885
Allegheny Technologies, Inc.                   1,635          116,674
Freeport-McMoRan Copper & Gold, Inc.           1,279          123,065
Nucor Corp.                                    2,677          181,340
Southern Copper Corp.                          1,376          142,870
United States Steel Corp.                      1,733          219,866
                                                          -----------
Total Metals & Mining                                         909,700
---------------------------------------------------------------------
Multiline Retail - 2.9%
Kohl's Corp.*                                  2,934          125,839
Macy's, Inc.                                   4,819          111,126
Sears Holdings Corp.*(a)                       1,488          151,910
                                                          -----------
Total Multiline Retail                                        388,875
---------------------------------------------------------------------
Multi-Utilities - 0.7%
Consolidated Edison, Inc.                      2,268           90,040
---------------------------------------------------------------------
Office Electronics - 0.8%
Xerox Corp.                                    7,302          109,311
---------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 11.7%
Apache Corp.                                   1,103          133,264
Chesapeake Energy Corp.                        3,582          165,309
Chevron Corp.                                  1,724          147,161
ConocoPhillips                                 1,843          140,455
Devon Energy Corp.                             1,424          148,566
Exxon Mobil Corp.                              1,557          131,691
Hess Corp.                                     1,416          124,863
Marathon Oil Corp.                             3,265          148,884
Occidental Petroleum Corp.                     1,562          114,292
Valero Energy Corp.                            3,412          167,563
XTO Energy, Inc.                               2,361          146,051
                                                          -----------
Total Oil, Gas & Consumable Fuels                           1,568,099
---------------------------------------------------------------------
Pharmaceuticals - 0.8%
Wyeth                                          2,572          107,407
---------------------------------------------------------------------
Real Estate Investment Trusts - 2.0%
Boston Properties, Inc.                        1,699          156,427
ProLogis                                       1,980          116,543
                                                          -----------
Total Real Estate Investment Trusts                           272,970
---------------------------------------------------------------------
Road & Rail - 3.0%
Burlington Northern Santa Fe Corp.             1,352          124,681
CSX Corp.                                      2,563          143,708
Norfolk Southern Corp.                         2,466          133,953
                                                          -----------
Total Road & Rail                                             402,342
---------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.                        6,600          128,766
---------------------------------------------------------------------
Specialty Retail - 3.1%
Best Buy Co., Inc.                             2,166           89,802
Home Depot, Inc.                               6,214          173,806
Lowe's Cos., Inc.                              6,601          151,427
                                                          -----------
Total Specialty Retail                                        415,035
---------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%
Washington Mutual, Inc.(a)                    17,146          176,604
---------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $16,047,198)                                        13,323,155
=====================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.0%
MONEY MARKET FUND(b) - 3.0%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $406,000)(c)                          406,000          406,000
=====================================================================
TOTAL INVESTMENTS IN SECURITIES - 102.7%
(Cost: $16,453,198)                                        13,729,155
Liabilities in Excess of Cash and Other Assets - (2.7)%      (361,087)
                                                          -----------
NET ASSETS - 100.0%                                       $13,368,068
=====================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $386,347 and the total market value of the collateral held by the Fund was $406,000.

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  57

Schedule of Investments

WisdomTree Low P/E Fund

March 31, 2008

--------------------------------------------------------------------------
Investments                                        Shares         Value
--------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Aerospace & Defense - 0.0%
Ceradyne, Inc.*                                       194      $     6,200
--------------------------------------------------------------------------
Air Freight & Logistics - 0.1%
ABX Holdings, Inc.*                                 1,389            4,084
Atlas Air Worldwide Holdings, Inc.*                   113            6,214
Pacer International, Inc.                             250            4,108
Park-Ohio Holdings Corp.*                              67            1,053
                                                               -----------
Total Air Freight & Logistics                                       15,459
--------------------------------------------------------------------------
Airlines - 0.5%
Alaska Air Group, Inc.*                               311            6,102
AMR Corp.*                                          2,487           22,433
Continental Airlines, Inc. Class B*                 1,338           25,730
Pinnacle Airlines Corp.*                              255            2,226
Republic Airways Holdings, Inc.*                      276            5,978
Skywest, Inc.                                         356            7,519
UAL Corp*                                           1,240           26,696
US Airways Group, Inc.*                             2,059           18,346
                                                               -----------
Total Airlines                                                     115,030
--------------------------------------------------------------------------
Auto Components - 0.1%
Aftermarket Technology Corp.*                         112            2,177
Autoliv, Inc.                                         363           18,223
Tenneco, Inc.*                                        198            5,532
                                                               -----------
Total Auto Components                                               25,932
--------------------------------------------------------------------------
Automobiles - 0.2%
Harley-Davidson, Inc.                               1,349           50,587
Thor Industries, Inc.                                 245            7,294
                                                               -----------
Total Automobiles                                                   57,881
--------------------------------------------------------------------------
Building Products - 0.3%
American Woodmark Corp.                                81            1,665
Gibraltar Industries, Inc.                            175            2,053
Insteel Industries, Inc.                              131            1,524
Lennox International, Inc.                            329           11,834
Masco Corp.                                         1,971           39,085
NCI Buildings Systems, Inc.*                          120            2,904
Simpson Manufacturing Co., Inc.                       211            5,735
Universal Forest Products, Inc.                       107            3,445
                                                               -----------
Total Building Products                                             68,245
--------------------------------------------------------------------------
Capital Markets - 6.3%
American Capital Strategies Ltd.(a)                 1,081           36,927
Apollo Investment Corp.                               638           10,100
Ares Capital Corp.                                    384            4,827
Bear Stearns & Co., Inc. (The)                      1,242           13,029
E*Trade Financial Corp.*(a)                         7,287           28,128
Fortress Investment Group LLC, Class A(a)             911           11,187
Goldman Sachs Group, Inc.                           3,475          574,730
Hercules Technology Growth Capital, Inc.              135            1,466
Jefferies Group, Inc.                                 559            9,017
Knight Capital Group, Inc. Class A*                   492            7,990
Legg Mason, Inc.                                      598           33,476
Lehman Brothers Holdings, Inc.                      4,382          164,938
MCG Capital Corp.                                     617            5,609
Morgan Stanley                                     10,119          462,438
Patriot Capital Funding, Inc.                         151            1,581
Piper Jaffray Cos., Inc.*                              78            2,649
Prospect Capital Corp.                                113            1,720
SWS Group, Inc.                                       154            1,883
TD Ameritrade Holding Corp.*                        8,120          134,061
TICC Capital Corp.                                    164            1,233
                                                               -----------
Total Capital Markets                                            1,506,989
--------------------------------------------------------------------------
Chemicals - 2.1%
Dow Chemical Co. (The)                              5,063          186,571
E.I. Du Pont de Nemours & Co.                       4,201          196,438
H.B. Fuller Co.                                       265            5,409
Hercules, Inc.                                      1,283           23,466
ICO, Inc.*                                            136              944
LSB Industries, Inc.*                                 107            1,577
PPG Industries, Inc.                                  817           49,437
Quaker Chemical Corp.                                  71            2,222
RPM International, Inc.                               693           14,511
Spartech Corp.                                        211            1,783
Valspar Corp. (The)                                   484            9,603
Westlake Chemical Corp.                               343            4,476
                                                               -----------
Total Chemicals                                                    496,437
--------------------------------------------------------------------------
Commercial Banks - 9.4%
Ameris Bancorp                                         89            1,429
Arrow Financial Corp.                                  70            1,574
Associated Banc-Corp                                  694           18,481
BancFirst Corp.                                        75            3,434
BancorpSouth, Inc.                                    348            8,060
Bank of Hawaii Corp.                                  264           13,084
Banner Corp.                                           66            1,521
BB&T Corp.                                          3,026           97,014
Capital Corp. of the West                              75              602
Capitol Bancorp Ltd.                                   98            2,072
Cascade Bancorp                                       151            1,444
Cathay General Bancorp                                285            5,908
Center Financial Corp.                                137            1,241
Central Pacific Financial Corp.                       293            5,523
Citizens Republic Bankcorp, Inc.                      375            4,661
City Bank (Lynnwood WA)                               129            2,873
City Holding Co.                                       93            3,711
City National Corp.                                   231           11,425
Colonial BancGroup, Inc. (The)                      1,108           10,670
Comerica, Inc.                                      1,082           37,957
Commerce Bancshares, Inc.                             284           11,937
Community Trust Bancorp, Inc.                          86            2,520
Cullen/Frost Bankers, Inc.                            253           13,419
CVB Financial Corp.                                   378            3,935
East West Bancorp, Inc.                               363            6,443
Enterprise Financial Services Corp.                    63            1,575

                       See Notes to Financial Statements.

58  WisdomTree Earnings Funds

WisdomTree Low P/E Fund

March 31, 2008

--------------------------------------------------------------------------
Investments                                        Shares         Value
--------------------------------------------------------------------------
Fifth Third Bancorp                                 2,739      $    57,300
First Bancorp                                          75            1,495
First Bancorp (Puerto Rico)                           392            3,983
First Citizens BancShares, Inc. Class A                46            6,410
First Community Bancorp                               132            3,544
First Community Bancshares, Inc.                       65            2,367
First Financial Corp.                                  58            1,785
First Merchants Corp.                                  88            2,512
First Midwest Bancorp, Inc.                           235            6,526
First Regional Bancorp (Los Angeles CA)*              101            1,656
First South Bancorp, Inc.                              63            1,418
First State Bancorporation (NM)                       110            1,473
FNB Corp./PA                                          296            4,621
Frontier Financial Corp.                              244            4,314
Fulton Financial Corp.                                858           10,545
Great Southern Bancorp, Inc.                           92            1,436
Green County Bancshares, Inc.                          59            1,044
Hanmi Financial Corp.                                 474            3,503
Heartland Financial USA, Inc.                          80            1,693
Heritage Commerce Corp.                                86            1,576
Horizon Financial Corp.                                75            1,036
Huntington Bancshares, Inc.                         1,812           19,479
Independent Bank Corp. /MA                             65            1,921
Integra Bank Corp.                                     89            1,442
International Bancshares Corp.                        349            7,880
KeyCorp                                             3,191           70,042
Lakeland Financial Corp.                               75            1,699
M&T Bank Corp.                                        615           49,495
MainSource Financial Group, Inc.                      103            1,597
Marshall & Ilsley Corp.                             1,953           45,310
Nara Bancorp, Inc.                                    209            2,715
National Penn Bancshares, Inc.                        249            4,529
NBT Bancorp, Inc.                                     152            3,374
Old National Bancorp                                  277            4,986
Old Second Bancorp, Inc.                               56            1,487
Pacific Capital Bancorp                               262            5,633
Park National Corp.                                    75            5,314
Peoples Bancorp, Inc.                                  55            1,326
Popular, Inc.                                       1,802           21,011
Preferred Bank                                         75            1,252
Provident Bankshares Corp.                            166            1,783
Regions Financial Corp.                             4,466           88,204
Renasant Corp.                                         97            2,183
Republic Bancorp, Inc. Class A                         98            1,850
S&T Bancorp, Inc.                                     111            3,571
Sandy Spring Bancorp, Inc.                             70            1,926
Santander BanCorp                                     252            2,548
SCBT Financial Corp.                                   44            1,487
Security Bank Corp.(a)                                196            1,558
Sierra Bancorp                                         58            1,253
Simmons First National Corp. Class A                   64            1,903
Southwest Bancorp, Inc.                                90            1,576
Sterling Financial Corp. /PA                          166            2,897
Sterling Financial Corp. /WA                          356            5,557
Suffolk Bancorp                                        45            1,426
SunTrust Banks, Inc.                                1,912          105,427
SVB Financial Group*                                  158            6,895
SY Bancorp, Inc.                                       67            1,557
Synovus Financial Corp.                             1,604           17,740
Taylor Capital Group, Inc.                             89            1,461
TCF Financial Corp.                                   774           13,870
Trico Bancshares                                       76            1,316
Trustmark Corp.                                       290            6,461
U.S. Bancorp                                        8,925          288,812
UCBH Holdings, Inc.                                   440            3,414
Umpqua Holdings Corp.                                 326            5,056
Union Bankshares Corp.                                 76            1,472
UnionBanCal Corp.                                     866           42,503
United Bankshares, Inc.                               206            5,490
United Community Banks, Inc.                          253            4,296
Univest Corp. of Pennsylvania                          88            2,305
Virginia Commerce Bancorp*                            145            1,665
Wachovia Corp.                                     13,729          370,682
Washington Trust Bancorp, Inc.                         63            1,564
Webster Financial Corp.                               273            7,609
Wells Fargo & Co.                                  18,117          527,204
WesBanco, Inc.                                        120            2,965
West Coast Bancorp (OR)                                99            1,444
Whitney Holding Corp.                                 418           10,362
Wilmington Trust Corp.                                405           12,596
Wilshire Bancorp, Inc.                                230            1,757
Zions Bancorp.                                        774           35,256
                                                               -----------
Total Commercial Banks                                           2,244,143
--------------------------------------------------------------------------
Commercial Services & Supplies - 0.6%
American Reprographics Co.*                           273            4,051
Amrep Corp.*                                           80            4,184
COMSYS IT Partners, Inc.*                             133            1,125
Consolidated Graphics, Inc.*                           71            3,980
Deluxe Corp.                                          318            6,109
Ennis, Inc.                                           158            2,651
Heidrick & Struggles International, Inc.*              90            2,928
Herman Miller, Inc.                                   315            7,740
ICF International, Inc.*                               99            1,985
IKON Office Solutions, Inc.                           614            4,666
Kelly Services, Inc. Class A                          194            3,989
Kforce, Inc.*                                         267            2,360
Knoll, Inc.                                           252            2,908
Korn/Ferry International*                             216            3,650
Manpower, Inc.                                        465           26,161
Mobile Mini, Inc.*                                    151            2,869
Navigant Consulting, Inc.*                            238            4,517
Pitney Bowes, Inc.                                    983           34,424
RSC Holdings, Inc.*                                   603            6,573
Schawk, Inc.                                          132            2,111
School Specialty, Inc.*                                90            2,839

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  59

WisdomTree Low P/E Fund

March 31, 2008

------------------------------------------------------------------------------
Investments                                            Shares         Value
------------------------------------------------------------------------------
Spherion Corp.*                                           265      $     1,622
Standard Parking Corp.*                                    96            2,012
TrueBlue, Inc.*                                           316            4,247
United Stationers, Inc.*                                  216           10,303
Volt Information Sciences, Inc.*                          147            2,493
                                                                   -----------
Total Commercial Services & Supplies                                   152,497
------------------------------------------------------------------------------
Communications Equipment - 0.1%
Arris Group, Inc.*                                        924            5,378
CommScope, Inc.*                                          275            9,578
                                                                   -----------
Total Communications Equipment                                          14,956
------------------------------------------------------------------------------
Computers & Peripherals - 3.0%
Immersion Corp.*                                          168            1,194
International Business Machines Corp.                   5,719          658,487
Intevac, Inc.*                                            208            2,694
Lexmark International, Inc. Class A*                      538           16,527
Super Micro Computer, Inc.*                               167            1,394
Western Digital Corp.*                                  1,174           31,745
                                                                   -----------
Total Computers & Peripherals                                          712,041
------------------------------------------------------------------------------
Construction & Engineering - 0.1%
EMCOR Group, Inc.*                                        276            6,130
Michael Baker Corp.*                                       53            1,190
Northwest Pipe Co.*                                        43            1,827
Perini Corp.*                                             112            4,058
                                                                   -----------
Total Construction & Engineering                                        13,205
------------------------------------------------------------------------------
Construction Materials - 0.0%
Eagle Materials, Inc.                                     249            8,852
------------------------------------------------------------------------------
Consumer Finance - 1.2%
Advance America Cash Advance Centers, Inc.                439            3,314
Advanta Corp. Class B                                     703            4,942
AmeriCredit Corp.*(a)                                   1,872           18,851
Capital One Financial Corp.                             3,557          175,077
Cash America International, Inc.                          133            4,841
Credit Acceptance Corp.*                                  199            3,090
Discover Financial Services                             3,255           53,285
Ezcorp, Inc. Class A*                                     184            2,265
First Cash Financial Services, Inc.*                      153            1,580
First Marblehead Corp. (The)                            2,035           15,181
Student Loan Corp. (The)                                  104           10,286
World Acceptance Corp.*                                    98            3,121
                                                                   -----------
Total Consumer Finance                                                 295,833
------------------------------------------------------------------------------
Containers & Packaging - 0.3%
AEP Industries, Inc.*                                      63            1,908
Crown Holdings, Inc.*                                     836           21,034
Rock-Tenn Co. Class A                                     191            5,724
Sealed Air Corp.                                          936           23,634
Sonoco Products Co.                                       438           12,540
                                                                   -----------
Total Containers & Packaging                                            64,840
------------------------------------------------------------------------------
Distributors - 0.0%
Core-Mark Holding Co., Inc.*                               60            1,724
------------------------------------------------------------------------------
Diversified Consumer Services - 0.0%
Pre-Paid Legal Services, Inc.*                             68            2,884
Regis Corp.                                               211            5,800
                                                                   -----------
Total Diversified Consumer Services                                      8,684
------------------------------------------------------------------------------
Diversified Financial Services - 0.0%
Asset Acceptance Capital Corp.                            158            1,522
Asta Funding, Inc.                                         91            1,268
Encore Capital Group, Inc.*                                71              483
Financial Federal Corp.                                   152            3,314
Portfolio Recovery Associates, Inc.                        77            3,303
                                                                   -----------
Total Diversified Financial Services                                     9,890
------------------------------------------------------------------------------
Diversified Financials - 12.2%
Bank of America Corp.                                  28,613        1,084,719
Citigroup, Inc.                                        36,387          779,410
JPMorgan Chase & Co.                                   23,322        1,001,680
Moody's Corp.                                           1,294           45,070
                                                                   -----------
Total Diversified Financials                                         2,910,879
------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.                                          528           17,551
Cincinnati Bell, Inc.*                                  1,186            5,052
Embarq Corp.                                              861           34,526
Qwest Communications International, Inc.               25,986          117,716
Windstream Corp.                                        2,287           27,330
                                                                   -----------
Total Diversified Telecommunication Services                           202,175
------------------------------------------------------------------------------
Electric Utilities - 0.6%
ALLETE, Inc.                                              144            5,561
Cleco Corp.                                               340            7,541
Duke Energy Corp.                                       5,763          102,870
MGE Energy, Inc.                                           99            3,372
Portland General Electric Co.                             376            8,479
Westar Energy, Inc.                                       495           11,271
                                                                   -----------
Total Electric Utilities                                               139,094
------------------------------------------------------------------------------
Electrical Equipment - 0.2%
A.O. Smith Corp.                                          164            5,391
Acuity Brands, Inc.                                       238           10,221
AZZ, Inc.*                                                 64            2,277
Encore Wire Corp.                                         144            2,622
GrafTech International Ltd.*                              460            7,457
Regal-Beloit Corp.                                        157            5,751
Superior Essex, Inc.*                                     147            4,134
                                                                   -----------
Total Electrical Equipment                                              37,853
------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.4%
Anixter International, Inc.*                              230           14,729
Arrow Electronics, Inc.*                                  718           24,161
Avnet, Inc.*                                              782           25,596
Benchmark Electronics, Inc.*                              354            6,354
CPI International, Inc.*                                   96              952
Ingram Micro, Inc. Class A*                               813           12,870
Insight Enterprises, Inc.*                                220            3,850

                       See Notes to Financial Statements.

60  WisdomTree Earnings Funds

WisdomTree Low P/E Fund

March 31, 2008

------------------------------------------------------------------------
Investments                                        Shares       Value
------------------------------------------------------------------------
LoJack Corp.*                                          91    $     1,150
SYNNEX Corp.*                                         186          3,947
Vishay Intertechnology, Inc.*                         970          8,788
                                                             -----------
Total Electronic Equipment & Instruments                         102,397
------------------------------------------------------------------------
Energy Equipment & Services - 2.8%
Allis-Chalmers Energy, Inc.*                          212          2,923
Basic Energy Services, Inc.*                          320          7,066
BJ Services Co.                                     1,975         56,307
Bronco Drilling Co., Inc.*                            211          3,399
Cal Dive International, Inc.*                         541          5,616
Complete Production Services, Inc.*                   638         14,636
ENSCO International, Inc.                           1,102         69,007
Global Industries Ltd.*                               440          7,080
Grant Prideco, Inc.*                                  604         29,729
Grey Wolf, Inc.*                                    2,350         15,933
Gulfmark Offshore, Inc.*                              158          8,646
Halliburton Co.                                     4,287        168,607
Helmerich & Payne, Inc.                               623         29,200
Hornbeck Offshore Services, Inc.*                     131          5,983
Key Energy Group, Inc.*                               686          9,206
Lufkin Industries, Inc.                                89          5,680
Oil States International, Inc.*                       398         17,834
Parker Drilling Co.*                                  776          5,013
Patterson-UTI Energy, Inc.                          1,691         44,270
Pioneer Drilling Co.*                                 371          5,910
Pride International, Inc.*                            750         26,213
Rowan Cos., Inc.                                      670         27,591
RPC, Inc.                                             529          8,036
SEACOR Holdings, Inc.*                                132         11,268
Superior Energy Services, Inc.*                       497         19,691
Superior Well Services, Inc.*                         136          2,974
Tidewater, Inc.                                       384         21,162
Trico Marine Services, Inc.*                           86          3,351
Union Drilling, Inc.*                                 178          3,113
Unit Corp.*                                           393         22,263
W-H Energy Services, Inc.*                            162         11,154
                                                             -----------
Total Energy Equipment & Services                                668,861
------------------------------------------------------------------------
Food & Staples Retailing - 0.1%
Andersons, Inc. (The)                                  78          3,480
Pantry, Inc. (The)*                                   102          2,150
Winn-Dixie Stores, Inc.*                              307          5,513
                                                             -----------
Total Food & Staples Retailing                                    11,143
------------------------------------------------------------------------
Food Products - 0.6%
Archer-Daniels-Midland Co.                          2,635        108,457
Cal-Maine Foods, Inc.(a)                              172          5,741
Imperial Sugar Co.                                    139          2,616
Sanderson Farms, Inc.                                 126          4,789
Seaboard Corp.                                         10         15,650
TreeHouse Foods, Inc.*                                134          3,063
                                                             -----------
Total Food Products                                              140,316
------------------------------------------------------------------------
Gas Utilities - 0.3%
AGL Resources, Inc.                                   349         11,978
Atmos Energy Corp.                                    437         11,144
Nicor, Inc.                                           197          6,601
Southern Union Co.                                    595         13,846
Southwest Gas Corp.                                   195          5,452
UGI Corp.                                             458         11,413
                                                             -----------
Total Gas Utilities                                               60,434
------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.0%
Aspect Medical Systems, Inc.*                         139            848
Palomar Medical Technologies, Inc.*                   142          2,144
                                                             -----------
Total Health Care Equipment & Supplies                             2,992
------------------------------------------------------------------------
Health Care Providers & Services - 1.0%
Apria Healthcare Group, Inc.*                         244          4,819
Centene Corp.*                                        209          2,913
Cigna Corp.                                         1,359         55,135
Emergency Medical Services Corp. Class A*             121          2,987
Healthspring, Inc.*                                   274          3,858
LCA-Vision, Inc.                                      152          1,900
LifePoint Hospitals, Inc.*                            267          7,334
Lincare Holdings, Inc.*                               420         11,806
National Healthcare Corp.                              57          2,776
Omnicare, Inc.                                        568         10,315
WellCare Health Plans, Inc.*                          330         12,854
WellPoint, Inc.*                                    2,496        110,149
                                                             -----------
Total Health Care Providers & Services                           226,846
------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.3%
AFC Enterprises, Inc.*                                129          1,160
Ambassadors Group, Inc.                               126          2,380
Bluegreen Corp.*                                      392          2,626
Brinker International, Inc.                           570         10,574
Carrols Restaurant Group, Inc.*                       146          1,304
CBRL Group, Inc.                                      137          4,900
CEC Entertainment, Inc.*                              166          4,794
Darden Restaurants, Inc.                              748         24,347
Dover Downs Gaming & Entertainment, Inc.              158          1,345
Jack in the Box, Inc.*                                276          7,416
Ruby Tuesday, Inc.                                    400          3,000
Wyndham Worldwide Corp                                856         17,702
                                                             -----------
Total Hotels, Restaurants & Leisure                               81,548
------------------------------------------------------------------------
Household Durables - 1.1%
Avatar Holdings, Inc.*(a)                             256         11,159
Black & Decker Corp. (The)                            341         22,540
Blyth, Inc.                                           210          4,141
Brookfield Homes Corp.(a)                             371          6,233
Ethan Allen Interiors, Inc.                           178          5,061
Fortune Brands, Inc.                                  693         48,163
Harman International Industries, Inc.                 257         11,190
Leggett & Platt, Inc.                                 708         10,797
Mohawk Industries, Inc.*(a)                           356         25,493

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  61

WisdomTree Low P/E Fund

March 31, 2008

----------------------------------------------------------------------------------
Investments                                                Shares          Value
----------------------------------------------------------------------------------
National Presto Industries, Inc.                               41      $     2,148
NVR, Inc.*                                                     53           31,668
Sealy Corp.                                                   415            3,154
Stanley Works (The)                                           416           19,810
Toll Brothers, Inc.*                                          915           21,484
Whirlpool Corp.                                               453           39,311
                                                                       -----------
Total Household Durables                                                   262,352
----------------------------------------------------------------------------------
Household Products - 0.0%
Central Garden and Pet Co. Class A*                           410            1,820
----------------------------------------------------------------------------------
Independent Power Producers & Energy - 0.3%
Mirant Corp.*                                               2,267           82,496
----------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.                                           308           10,300
Walter Industries, Inc.                                       274           17,160
                                                                       -----------
Total Industrial Conglomerates                                              27,460
----------------------------------------------------------------------------------
Insurance - 15.7%
Alleghany Corp.*                                               39           13,237
Allstate Corp. (The)                                        5,705          274,182
AMBAC Financial Group, Inc.                                   535            3,076
American Equity Investment Life Holding Co., Inc.             528            4,900
American Financial Group, Inc.                                910           23,260
American International Group, Inc.                         16,658          720,458
American National Insurance Co.                               137           14,618
American Physicians Capital, Inc.                              81            3,755
Amerisafe, Inc.*                                              175            2,212
Amtrust Financial Services, Inc.                              515            8,348
Assurant, Inc.                                                734           44,671
Baldwin & Lyons, Inc. Class B                                 114            2,928
Berkshire Hathaway, Inc. Class B*                             173          773,811
Chubb Corp. (The)                                           3,095          153,141
Cincinnati Financial Corp.                                    910           34,616
CNA Financial Corp.                                         1,888           48,692
CNA Surety Corp.*                                             285            4,383
Commerce Group, Inc.                                          352           12,693
Darwin Professional Underwriters, Inc.*                        77            1,732
Delphi Financial Group, Inc. Class A                          272            7,951
Donegal Group, Inc. Class A                                   153            2,662
EMC Insurance Group, Inc.                                     119            3,200
Employers Holdings, Inc.                                      669           12,403
Erie Indemnity Co. Class A                                    277           14,180
FBL Financial Group, Inc. Class A                             165            4,701
Fidelity National Financial, Inc. Class A                   1,048           19,210
First Mercury Financial Corp.*                                112            1,950
Fpic Insurance Group, Inc.*                                    54            2,546
Genworth Financial, Inc. Class A                            3,383           76,591
Hallmark Financial Services, Inc.*                            108            1,205
Hanover Insurance Group, Inc. (The)                           328           13,494
Harleysville Group, Inc.                                      173            6,244
Hartford Financial Services Group, Inc. (The)               2,202          166,846
HCC Insurance Holdings, Inc.                                  788           17,880
Horace Mann Educators Corp.                                   298            5,209
Independence Holding Co.                                      150            1,788
Infinity Property & Casualty Corp.                            131            5,450
Lincoln National Corp.                                      1,516           78,832
Loews Corp.                                                 2,781          111,852
Markel Corp.*                                                  48           21,119
MBIA, Inc.                                                  1,224           14,957
Meadowbrook Insurance Group, Inc.*                            185            1,445
Mercury General Corp.                                         285           12,628
Metlife, Inc.                                               3,870          233,206
Midland Co. (The)                                              87            5,649
National Interstate Corp.                                      82            1,915
National Western Life Insurance Co. Class A                    24            5,203
Nationwide Financial Services, Inc. Class A                   949           44,869
Navigators Group, Inc.*                                        96            5,222
Odyssey Re Holdings Corp.                                     493           18,118
Old Republic International Corp.                            1,462           18,874
Philadelphia Consolidated Holding Co.*                        483           15,553
Phoenix Cos., Inc. (The)                                      781            9,536
Presidential Life Corp.                                       262            4,569
ProAssurance Corp.*                                           184            9,905
Progressive Corp. (The)                                     4,648           74,693
Protective Life Corp.                                         420           17,035
Reinsurance Group of America, Inc.                            389           21,177
RLI Corp.                                                     183            9,071
Safeco Corp.                                                  662           29,049
Safety Insurance Group, Inc.                                  165            5,631
SeaBright Insurance Holdings, Inc.*                           156            2,298
Selective Insurance Group, Inc.                               343            8,191
StanCorp Financial Group, Inc.                                286           13,645
State Auto Financial Corp.                                    262            7,632
Torchmark Corp.                                               553           33,241
Transatlantic Holdings, Inc.                                  407           27,004
Travelers Cos., Inc. (The)                                  5,584          267,194
United Fire & Casualty Co.                                    230            8,602
Unitrin, Inc.                                                 297           10,496
Universal Insurance Holdings, Inc.                            359            1,357
Unum Group                                                  2,097           46,155
W.R. Berkley Corp.                                          1,564           43,307
Zenith National Insurance Corp.                               387           13,878
                                                                       -----------
Total Insurance                                                          3,761,331
----------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%
FTD Group, Inc.                                               183            2,456
NutriSystem, Inc.*(a)                                         290            4,370
Systemax, Inc.*                                               179            2,159
                                                                       -----------
Total Internet & Catalog Retail                                              8,985
----------------------------------------------------------------------------------
Internet Software & Services - 0.0%
TheStreet.com, Inc.                                           161            1,301
----------------------------------------------------------------------------------
IT Services - 0.5%
Broadridge Financial Solutions, Inc.                          560            9,856
Ciber, Inc.*                                                  275            1,348

                       See Notes to Financial Statements.

62  WisdomTree Earnings Funds

WisdomTree Low P/E Fund

March 31, 2008

------------------------------------------------------------------------
Investments                                        Shares       Value
------------------------------------------------------------------------
Convergys Corp.*                                      645    $     9,714
CSG Systems International, Inc.*                      238          2,706
Electronic Data Systems Corp.                       2,329         38,777
Global Cash Access Holdings, Inc.*                    528          3,094
infoUSA, Inc.                                         304          1,857
MPS Group, Inc.*                                      491          5,804
SAIC, Inc.*                                         1,119         20,802
Total System Services, Inc.                           774         18,313
                                                             -----------
Total It Services                                                112,271
------------------------------------------------------------------------
Leisure Equipment & Products - 0.3%
Hasbro, Inc.                                          711         19,837
Jakks Pacific, Inc.*                                  199          5,486
Mattel, Inc.                                        1,821         36,238
Pool Corp.(a)                                         228          4,307
                                                             -----------
Total Leisure Equipment & Products                                65,868
------------------------------------------------------------------------
Machinery - 2.4%
American Railcar Industries, Inc.                     108          2,196
Ampco-Pittsburgh Corp.                                 70          3,009
Cascade Corp.                                          54          2,663
Caterpillar, Inc.                                   3,274        256,320
Dover Corp.                                           895         37,393
Eaton Corp.                                           730         58,159
EnPro Industries, Inc.*                               195          6,082
Freightcar America, Inc.                              153          5,248
Gardner Denver, Inc.*                                 385         14,284
Hurco Cos., Inc.*                                      34          1,591
Mueller Industries, Inc.                              188          5,424
NACCO Industries, Inc. Class A                         53          4,290
Oshkosh Truck Corp.                                   360         13,061
Paccar, Inc.                                        1,697         76,364
Terex Corp.*                                          550         34,375
Timken Co. (The)                                      583         17,327
Trinity Industries, Inc.                              680         18,122
Twin Disc, Inc.                                        52            823
Wabtec Corp.                                          211          7,946
                                                             -----------
Total Machinery                                                  564,677
------------------------------------------------------------------------
Media - 0.9%
AH Belo Corp. Class A*                                 92          1,052
Belo Corp. Class A                                    464          4,904
CBS Corp. Class B                                   3,110         68,668
Cinemark Holdings, Inc.                               466          5,960
Cox Radio, Inc. Class A*                              415          4,930
Gannett Co., Inc.                                   1,878         54,556
Gemstar-TV Guide International, Inc.*               2,166         10,180
Getty Images, Inc.*                                   279          8,928
Harte-Hanks, Inc.                                     371          5,072
Journal Communications, Inc. Class A                  360          2,657
Lee Enterprises, Inc.                                 378          3,784
McClatchy Co. Class A(a)                              674          7,212
Media General, Inc. Class A                           100          1,402
Regal Entertainment Group Class A                   1,156         22,299
Scholastic Corp.*                                     191          5,782
Valassis Communications, Inc.*                        222          2,409
                                                             -----------
Total Media                                                      209,795
------------------------------------------------------------------------
Metals & Mining - 3.5%
A.M. Castle & Co.                                     130          3,510
Alcoa, Inc.                                         3,889        140,237
Allegheny Technologies, Inc.                          549         39,177
Brush Engineered Materials, Inc.*                     102          2,618
Commercial Metals Co.                                 744         22,298
Freeport-McMoRan Copper & Gold, Inc.                1,756        168,962
Nucor Corp.                                         1,649        111,703
Olympic Steel, Inc.                                    60          2,706
Quanex Corp.                                          173          8,951
Reliance Steel & Aluminum Co.                         499         29,870
Schnitzer Steel Industries, Inc. Class A              132          9,375
Southern Copper Corp.                               1,517        157,510
Steel Dynamics, Inc.                                1,100         36,344
United States Steel Corp.                             788         99,974
Universal Stainless & Alloy*                           54          1,604
                                                             -----------
Total Metals & Mining                                            834,839
------------------------------------------------------------------------
Multiline Retail - 1.5%
Big Lots, Inc.*                                       498         11,105
Bon-Ton Stores, Inc. (The)                            179            979
Dillard's, Inc. Class A(a)                            602         10,360
Dollar Tree Stores, Inc.*                             448         12,360
Family Dollar Stores, Inc.                            745         14,528
JC Penney Co., Inc.                                 1,631         61,505
Kohl's Corp.*                                       1,595         68,410
Macy's, Inc.                                        2,132         49,164
Nordstrom, Inc.                                     1,350         44,010
Retail Ventures, Inc.*                              1,046          5,073
Sears Holdings Corp.*(a)                              814         83,101
Tuesday Morning Corp.*                                532          2,756
                                                             -----------
Total Multiline Retail                                           363,351
------------------------------------------------------------------------
Multi-Utilities - 0.2%
CH Energy Group, Inc.                                  78          3,034
NiSource, Inc.                                      1,184         20,412
OGE Energy Corp.                                      462         14,401
TECO Energy, Inc.                                   1,023         16,317
                                                             -----------
Total Multi-Utilities                                             54,164
------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 21.5%
Alon USA Energy, Inc.                                 295          4,487
Atlas Energy Resources LLC                            172          5,332
Aventine Renewable Energy Holdings, Inc.*             274          1,425
Chesapeake Energy Corp.                             2,429        112,098
Chevron Corp.                                      11,639        993,506
Cimarex Energy Co.                                    422         23,100
ConocoPhillips                                      8,681        661,579
Delek US Holdings, Inc.                               340          4,308
Devon Energy Corp.                                  1,895        197,705

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  63

WisdomTree Low P/E Fund

March 31, 2008

---------------------------------------------------------------------------------
Investments                                             Shares           Value
---------------------------------------------------------------------------------
Exxon Mobil Corp.                                       27,337        $ 2,312,164
Frontier Oil Corp.                                         741             20,200
Hess Corp.                                               1,136            100,172
Holly Corp.                                                400             17,364
Marathon Oil Corp.                                       4,683            213,545
Mariner Energy Inc*                                        387             10,453
Overseas Shipholding Group, Inc.                           199             13,938
St. Mary Land & Exploration Co.                            318             12,243
Sunoco, Inc.                                               851             44,652
Swift Energy Co.*                                          188              8,458
Tesoro Corp.                                               964             28,920
USEC, Inc.*                                                799              2,956
Vaalco Energy, Inc.*                                       367              1,824
Valero Energy Corp.                                      4,418            216,968
Western Refining, Inc.                                     703              9,469
World Fuel Services Corp.                                  125              3,509
XTO Energy, Inc.                                         2,001            123,782
                                                                      -----------
Total Oil, Gas & Consumable Fuels                                       5,144,157
---------------------------------------------------------------------------------
Paper & Forest Products - 0.0%
Buckeye Technologies, Inc.*                                172              1,920
Neenah Paper, Inc.                                          75              1,933
Wausau Paper Corp.                                         234              1,933
                                                                      -----------
Total Paper & Forest Products                                               5,786
---------------------------------------------------------------------------------
Personal Products - 0.1%
NBTY, Inc.*                                                444             13,297
Prestige Brands Holdings, Inc.*                            342              2,798
USANA Health Sciences, Inc.*                                70              1,542
---------------------------------------------------------------------------------
Total Personal Products                                                    17,637
---------------------------------------------------------------------------------
Pharmaceuticals - 1.1%
Caraco Pharmaceutical Laboratories Ltd.*                   140              2,513
King Pharmaceuticals, Inc.*                              1,252             10,892
Salix Pharmaceuticals Ltd.*                                220              1,382
Sepracor, Inc.*                                            494              9,643
Viropharma, Inc.*                                          679              6,070
Wyeth                                                    5,858            244,630
                                                                      -----------
Total Pharmaceuticals                                                     275,130
---------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc.                                    706             65,001
CapitalSource, Inc.                                        948              9,167
Colonial Properties Trust                                  976             23,473
iStar Financial, Inc.                                      704              9,877
Medical Properties Trust, Inc.                             239              2,705
Mission West Properties, Inc.                              152              1,436
National Health Investors, Inc.                            198              6,188
One Liberty Properties, Inc.                                98              1,577
Prologis                                                 1,153             67,867
Ramco-Gershenson Properties Trust                          137              2,892
Resource Capital Corp.                                     164              1,241
                                                                      -----------
Total Real Estate Investment Trusts                                       191,424
---------------------------------------------------------------------------------
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A*                    1,112             24,064
Jones Lang LaSalle, Inc.                                   174             13,457
                                                                      -----------
Total Real Estate Management & Development                                 37,521
---------------------------------------------------------------------------------
Road & Rail - 0.6%
Arkansas Best Corp.                                        154              4,906
Con-way, Inc.                                              255             12,617
Norfolk Southern Corp.                                   1,744             94,735
Old Dominion Freight Line, Inc.*                           211              6,716
Ryder System, Inc.                                         306             18,639
Universal Truckload Services, Inc.*                         67              1,398
YRC Worldwide, Inc.*(a)                                    532              6,980
                                                                      -----------
Total Road & Rail                                                         145,991
---------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Energy Industries, Inc.*                          301              3,991
Amkor Technology, Inc.*                                  1,441             15,418
Cymer, Inc.*                                               142              3,698
MKS Instruments, Inc.*                                     351              7,511
Novellus Systems, Inc.*                                    492             10,357
ON Semiconductor Corp.*                                  1,791             10,173
Photronics, Inc.*                                          216              2,063
RF Micro Devices, Inc.*                                  1,538              4,091
Silicon Image, Inc.*                                       513              2,570
Trident Microsystems, Inc.*                                304              1,566
                                                                      -----------
Total Semiconductors & Semiconductor Equipment                             61,438
---------------------------------------------------------------------------------
Software - 0.1%
i2 Technologies, Inc.*                                     136              1,531
Parametric Technology Corp.*                               613              9,796
                                                                      -----------
Total Software                                                             11,327
---------------------------------------------------------------------------------
Specialty Retail - 3.7%
Aaron Rents, Inc.                                          250              5,385
Advance Auto Parts, Inc.                                   426             14,505
American Eagle Outfitters, Inc.                          1,152             20,172
Asbury Automotive Group, Inc.                              221              3,041
AutoNation, Inc.*                                        1,267             18,967
Autozone, Inc.*                                            341             38,816
Bed Bath & Beyond, Inc.*                                 1,224             36,108
Big 5 Sporting Goods Corp.                                 126              1,105
Brown Shoe Co., Inc.                                       206              3,104
Build-A-Bear Workshop, Inc.*                               112              1,018
Cabela's, Inc.*(a)                                         329              4,659
Casual Male Retail Group, Inc.*                            408              1,714
Cato Corp. (The) Class A                                   196              2,928
Charlotte Russe Holding, Inc.*                             146              2,532
Charming Shoppes, Inc.*                                  1,305              6,303
Chico's FAS, Inc.*                                         954              6,783
Childrens Place Retail Stores, Inc. (The)*                 156              3,831
Citi Trends, Inc.*                                          38                701
Coldwater Creek, Inc.*                                     428              2,161
Collective Brands, Inc.*                                   506              6,133

                       See Notes to Financial Statements.

64  WisdomTree Earnings Funds

Schedule of Investments  (concluded)

WisdomTree Low P/E Fund

March 31, 2008

----------------------------------------------------------------------------------------
Investments                                                   Shares            Value
----------------------------------------------------------------------------------------
Conn's, Inc.*                                                     147        $     2,398
Dress Barn, Inc.*                                                 461              5,965
Foot Locker, Inc.                                                 769              9,051
Genesco, Inc.*                                                    110              2,542
Group 1 Automotive, Inc.                                          180              4,226
Gymboree Corp.*                                                   150              5,982
Home Depot, Inc.                                               10,565            295,503
JOS A Bank Clothiers, Inc.*                                       118              2,419
Limited Brands, Inc.                                            2,513             42,972
Lithia Motors, Inc. Class A                                       175              1,778
Lowe's Cos., Inc.                                               8,383            192,306
Men's Wearhouse, Inc. (The)                                       381              8,866
New York & Co., Inc.*                                             316              1,814
Office Depot, Inc.*                                             2,410             26,631
OfficeMax, Inc.                                                   603             11,541
Penske Auto Group, Inc.                                           409              7,959
RadioShack Corp.                                                  822             13,358
Rent-A-Center, Inc.*                                              711             13,047
Ross Stores, Inc.                                                 619             18,545
Select Comfort Corp.*                                             276                994
Sherwin-Williams Co. (The)                                        613             31,288
Sonic Automotive, Inc. Class A                                    418              8,590
Stage Stores, Inc.                                                227              3,677
Tween Brands, Inc.*                                               152              3,760
                                                                             -----------
Total Specialty Retail                                                           895,178
----------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%
Cherokee, Inc.                                                     70              2,357
Columbia Sportswear Co.                                           180              7,925
G-III Apparel Group Ltd.*                                          45                604
Jones Apparel Group, Inc.                                       1,087             14,588
K-Swiss, Inc. Class A                                             177              2,800
Maidenform Brands, Inc.*                                          175              2,847
Movado Group, Inc.                                                119              2,319
Oxford Industries, Inc.                                           114              2,568
Perry Ellis International, Inc.*                                  119              2,598
Phillips-Van Heusen Corp.                                         264             10,011
Skechers U.S.A., Inc. Class A*                                    223              4,507
Steven Madden Ltd.*                                               122              2,090
VF Corp.                                                          515             39,918
Weyco Group, Inc.                                                  57              1,691
Wolverine World Wide, Inc.                                        250              7,253
                                                                             -----------
Total Textiles, Apparel & Luxury Goods                                           104,076
----------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.6%
Anchor Bancorp Wisconsin, Inc.                                     97              1,840
BankUnited Financial Corp. Class A(a)                           1,114              5,581
Corus Bankshares, Inc.(a)                                       1,043             10,148
Downey Financial Corp.                                            262              4,816
Federal Agricultural Mortgage Corp. Class C                        57              1,488
First Financial Holdings, Inc.                                     64              1,501
First Place Financial Corp. (OH)                                  114              1,482
FirstFed Financial Corp.*(a)                                      216              5,864
Ocwen Financial Corp.*                                            804              3,570
PFF Bancorp, Inc.(a)                                              122              1,015
PMI Group, Inc. (The)                                             988              5,750
TierOne Corp.                                                      77                869
Washington Mutual, Inc.                                        10,520            108,356
WSFS Financial Corp.                                               34              1,676
                                                                             -----------
Total Thrifts & Mortgage Finance                                                 153,956
----------------------------------------------------------------------------------------
Tobacco - 0.0%
Universal Corp./VA                                                130              8,519
----------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.                             187              5,589
Beacon Roofing Supply, Inc.*                                      188              1,880
GATX Corp.                                                        296             11,565
H&E Equipment Services, Inc.*                                     252              3,168
Houston Wire & Cable Co.(a)                                       142              2,275
Rush Enterprises, Inc. Class A*                                   219              3,469
TAL International Group, Inc.                                     143              3,371
United Rentals, Inc.*                                             794             14,958
Watsco, Inc.                                                      136              5,633
WESCO International, Inc.*                                        397             14,487
                                                                             -----------
Total Trading Companies & Distributors                                            66,395
----------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.0%
Syniverse Holdings, Inc.*                                         397              6,614
USA Mobility, Inc.*                                               221              1,578
                                                                             -----------
Total Wireless Telecommunication Services                                          8,192
----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $27,474,864)                                                           23,880,813
========================================================================================
RIGHTS* - 0.0%
Capital Markets - 0.0%
Ares Capital Corp, expiring 4/22/08                               128                 72
MCG Capital Corp, expiring 4/19/08                                 88                 94
                                                                             -----------
TOTAL RIGHTS (Cost: $0)                                                              166
========================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $27,474,864)                                                           23,880,979
========================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.0%
MONEY MARKET FUND(b) - 1.0%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $241,086)(c)                                           241,086            241,086
========================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.8%
(Cost: $27,715,950)                                                           24,122,065
Liabilities in Excess of Cash and Other Assets - (0.8)%                         (181,743)
                                                                             -----------
NET ASSETS - 100.0%                                                          $23,940,322
========================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Notes 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $225,628 and the total market value of the collateral held by the Fund was $241,086.

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  65

Schedule of Investments

WisdomTree India Earnings Fund

March 31, 2008

-------------------------------------------------------------------------------
Investments                                           Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
Aerospace & Defense - 0.2%
Bharat Electronics Ltd.                                11,202      $    298,031
-------------------------------------------------------------------------------
Auto Components - 0.6%
Amtek Auto Ltd.                                        92,740           591,529
Bharat Forge Ltd.                                      47,670           317,424
                                                                   ------------
Total Auto Components                                                   908,953
-------------------------------------------------------------------------------
Automobiles - 2.7%
Bajaj Auto Ltd.*+                                       8,683           185,695
Bajaj Holdings and Investment Ltd.                     13,623           234,803
Hero Honda Motors Ltd.                                 53,144           920,019
Mahindra & Mahindra Ltd.                              118,581         2,060,242
Maruti Suzuki India Ltd.                               48,594         1,001,676
                                                                   ------------
Total Automobiles                                                     4,402,435
-------------------------------------------------------------------------------
Beverages - 0.2%
United Spirits Ltd.                                     8,292           310,413
-------------------------------------------------------------------------------
Biotechnology - 0.1%
Biocon Ltd.                                            10,874           116,681
-------------------------------------------------------------------------------
Chemicals - 1.9%
Asian Paints Ltd.                                      37,459         1,120,315
Sterling Biotech Ltd.                                 115,537           463,070
Tata Chemicals Ltd.                                    89,418           625,280
United Phosphorus Ltd.*                               126,836           828,765
                                                                   ------------
Total Chemicals                                                       3,037,430
-------------------------------------------------------------------------------
Commercial Banks - 6.4%
Axis Bank Ltd.                                         28,994           570,810
Bank of India                                         108,961           687,796
Canara Bank                                           250,183         1,403,694
Centurion Bank of Punjab Ltd.*                        213,252           229,889
Corp. Bank                                             69,084           485,585
HDFC Bank Ltd.                                          3,668           121,710
ICICI Bank Ltd.                                       284,929         5,464,216
Industrial Development Bank of India Ltd.             141,053           313,256
Jammu & Kashmir Bank Ltd.                              30,710           519,399
Syndicate Bank                                        221,323           413,464
Yes Bank Ltd.*                                         35,694           150,134
                                                                   ------------
Total Commercial Banks                                               10,359,953
-------------------------------------------------------------------------------
Computers & Peripherals - 0.1%
Moser Baer India Ltd.                                  36,397           138,031
-------------------------------------------------------------------------------
Construction & Engineering - 2.4%
IVRCL Infrastructures & Projects Ltd.                  69,405           701,662
Jaiprakash Associates Ltd.                            147,491           832,854
Larsen & Toubro Ltd.                                   27,393         2,072,875
Nagarjuna Construction Co.                             21,915           117,277
Punj Lloyd Ltd.                                        34,285           265,598
                                                                   ------------
Total Construction & Engineering                                      3,990,266
-------------------------------------------------------------------------------
Construction Materials - 2.6%
ACC Ltd.                                               81,969         1,687,903
Birla Corp. Ltd.                                       53,178           257,606
India Cements Ltd.                                    250,887         1,168,138
Ultra Tech Cement Ltd.*                                57,929         1,132,807
                                                                   ------------
Total Construction Materials                                          4,246,454
-------------------------------------------------------------------------------
Diversified Financial Services - 2.0%
Bajaj Finserv Ltd.*                                     8,683            92,849
Indiabulls Financial Services Ltd.*                    84,342           876,214
Infrastructure Development Finance Co., Ltd.          105,192           395,912
Kotak Mahindra Bank Ltd.                               40,100           625,588
Power Finance Corp. Ltd.                              113,072           456,995
Reliance Capital Ltd.                                  26,399           808,552
                                                                   ------------
Total Diversified Financial Services                                  3,256,110
-------------------------------------------------------------------------------
Electric Utilities - 2.1%
CESC Ltd.                                              32,235           331,108
Reliance Energy Ltd.                                   56,848         1,772,390
Tata Power Co., Ltd.                                   43,045         1,256,910
                                                                   ------------
Total Electric Utilities                                              3,360,408
-------------------------------------------------------------------------------
Electrical Equipment - 2.1%
Asea Brown Boveri India Ltd.                           13,206           388,395
Bharat Heavy Electricals Ltd.                          40,883         2,100,552
Crompton Greaves Ltd.                                  45,005           308,989
Suzlon Energy Ltd.*                                    86,824           570,892
                                                                   ------------
Total Electrical Equipment                                            3,368,828
-------------------------------------------------------------------------------
Food Products - 0.9%
Bajaj Hindusthan Ltd.                                 103,154           484,530
Balrampur Chini Mills*                                130,794           263,577
Nestle India Ltd.                                       7,055           263,428
Tata Tea Ltd.                                          23,032           474,619
                                                                   ------------
Total Food Products                                                   1,486,154
-------------------------------------------------------------------------------
Gas Utilities - 1.5%
GAIL India Ltd.                                       236,341         2,506,263
-------------------------------------------------------------------------------
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.                       23,219           294,491
-------------------------------------------------------------------------------
Hotels Restaurants & Leisure - 0.5%
EIH Ltd.                                               94,929           326,999
Hotel Leela Venture Ltd.                              128,330           128,426
Indian Hotels Co., Ltd.                               128,328           358,883
                                                                   ------------
Total Hotels Restaurants & Leisure                                      814,308
-------------------------------------------------------------------------------
Household Durables - 0.6%
Videocon Industries Ltd.                               98,172           752,929
Voltas Ltd.                                            70,112           313,949
                                                                   ------------
Total Household Durables                                              1,066,878
-------------------------------------------------------------------------------
Household Products - 1.9%
Hindustan Unilever Ltd.                               543,892         3,101,757
-------------------------------------------------------------------------------
Independent Power Producers - 1.7%
Neyveli Lignite Corp. Ltd.                             90,697           270,938
NTPC Ltd.                                             519,487         2,545,642
                                                                   ------------
Total Independent Power Producers                                     2,816,580
-------------------------------------------------------------------------------
Industrial Conglomerates - 0.6%
Aditya Birla Nuvo Ltd.*                                 5,672           197,382
Century Textile & Industries Ltd. *                    17,029           308,810

                       See Notes to Financial Statements.

66  WisdomTree Earnings Funds

Schedule of Investments (concluded)

WisdomTree India Earnings Fund

March 31, 2008

------------------------------------------------------------------------------
Investments                                         Shares            Value
------------------------------------------------------------------------------
Siemens India Ltd.                                   26,098       $    400,967
                                                                  ------------
Total Industrial Conglomerates                                         907,159
------------------------------------------------------------------------------
IT Services - 10.8%
GTL Ltd.                                             51,005            319,862
HCL Technologies Ltd.                               151,394            955,646
HCL-Infosystems Ltd.                                141,353            567,244
Hexaware Technologies Ltd.                          132,740            200,500
Infosys Technologies Ltd.                           249,081          8,939,474
Mphasis Ltd.                                         28,353            142,578
Patni Computer Systems Ltd.                          40,909            226,672
Satyam Computer Services Ltd.                       275,606          2,722,743
Tata Consultancy Services Ltd.                       88,877          1,795,373
Wipro Ltd.                                          163,040          1,755,972
                                                                  ------------
Total IT Services                                                   17,626,064
------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd.*                            11,477            362,976
------------------------------------------------------------------------------
Machinery - 1.9%
Ashok Leyland Ltd.                                  314,436            277,444
BEML Ltd.*                                            8,078            199,534
Cummins India Ltd.                                   27,819            223,585
Tata Motors Ltd.                                    135,658          2,105,539
Thermax Ltd.                                         14,519            219,667
                                                                  ------------
Total Machinery                                                      3,025,769
------------------------------------------------------------------------------
Marine - 0.6%
Shipping Corp. Of India Ltd.                        209,899          1,039,293
------------------------------------------------------------------------------
Media - 0.3%
Zee Entertainment Enterprises Ltd.                   72,301            443,411
------------------------------------------------------------------------------
Metals & Mining - 10.6%
Hindalco Industries Ltd.*                           565,905          2,328,787
Hindustan Zinc Ltd.                                  52,928            692,932
Jindal Steel & Power Ltd.                            54,478          2,810,804
JSW Steel Ltd.*                                      59,332          1,211,633
Maharashtra Seamless Ltd.                            54,616            416,086
National Aluminium Co., Ltd.                        273,449          3,079,368
Sesa Goa Ltd                                          1,236             97,092
Steel Authority Of India Ltd.                       680,779          3,144,276
Sterlite Industries India Ltd.*                     196,063          3,491,700
                                                                  ------------
Total Metals & Mining                                               17,272,678
------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 25.5%
Bharat Petroleum Corp. Ltd.                         227,996          2,321,729
Great Eastern Shipping Co., Ltd. (The)               85,114            800,118
Hindustan Petroleum Corp. Ltd.                      214,181          1,368,794
Indian Oil Corp. Ltd.                               249,131          2,766,708
Mangalore Refinery & Petrochemicals Ltd.            235,006            457,477
Oil & Natural Gas Corp. Ltd.                        457,660         11,185,407
Petronet LNG Ltd.                                   207,852            365,243
Reliance Industries Ltd.*                           392,679         22,176,772
                                                                  ------------
Total Oil, Gas & Consumable Fuels                                   41,442,248
------------------------------------------------------------------------------
Paper & Forest Products - 0.1%
Ballarpur Industries Ltd.+                          246,105            171,452
------------------------------------------------------------------------------
Personal Products - 0.1%
Dabur India Ltd.                                     74,142            204,759
------------------------------------------------------------------------------
Pharmaceuticals - 3.8%
Aurobindo Pharma Ltd.                                31,350            227,624
Cipla Ltd./India                                    185,997          1,019,924
Dr. Reddys Laboratories Ltd.                        148,906          2,194,433
GlaxoSmithKline Pharmaceuticals Ltd.*                12,511            325,311
Glenmark Pharmaceuticals Ltd.                        25,006            304,784
Lupin Ltd.                                           24,463            303,958
Nicholas Piramal India Ltd.                          41,651            317,729
Ranbaxy Laboratories Ltd.                            48,839            533,735
Sun Pharmaceutical Industries Ltd.*                  26,123            800,456
Wockhardt Ltd.*                                      16,769            111,306
                                                                  ------------
Total Pharmaceuticals                                                6,139,260
------------------------------------------------------------------------------
Real Estate Management & Services - 0.8%
Unitech Ltd.                                        185,079          1,274,148
------------------------------------------------------------------------------
Software - 0.5%
Financial Technologies (India) Ltd.                   2,830            112,801
Hinduja Ventures Ltd.                                86,823            711,984
                                                                  ------------
Total Software                                                         824,785
------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%
Alok Industries Ltd.                                228,187            325,900
Arvind Mills Ltd.*                                  250,153            235,064
                                                                  ------------
Total Textiles, Apparel & Luxury Goods                                 560,964
------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.4%
Housing Development Finance Corp.                    76,886          4,560,555
LIC Housing Finance                                 146,991          1,033,004
                                                                  ------------
Total Thrifts & Mortgage Finance                                     5,593,559
------------------------------------------------------------------------------
Tobacco - 1.5%
ITC Ltd.                                            476,001          2,447,039
------------------------------------------------------------------------------
Trading Companies & Distributors - 0.2%
Adani Exports Ltd.*                                  18,190            271,898
------------------------------------------------------------------------------
Wireless Telecommunication Services - 8.0%
Bharti Airtel Ltd.*                                 428,670          8,828,230
Reliance Communications Ltd.                        325,130          4,130,982
                                                                  ------------
Total Wireless Telecommunication Services                           12,959,212
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $173,069,192)                                               162,447,098
==============================================================================
TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $173,069,192)                                               162,447,098
Cash and Other Assets in Excess of Liabilities - 0.1%                   92,878
                                                                  ------------
NET ASSETS - 100.0%                                               $162,539,976
==============================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  67

Statements of Assets and Liabilities

WisdomTree Earnings Funds

March 31, 2008

---------------------------------------------------------------------------------------------
                                                   WisdomTree     WisdomTree      WisdomTree
                                                     Total         Earnings         MidCap
                                                 Earnings Fund     500 Fund     Earnings Fund
---------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost:                            $ 18,486,453    $ 61,757,083   $ 30,924,682
---------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)           15,793,820      55,067,987     25,949,251
Cash                                                   44,951          60,652         62,496
Receivables:
 Capital shares sold                                        -               -              -
 Investment securities sold                             6,784          11,795         33,606
 Foreign currency spot contracts                            -               -              -
 Dividends and interest                                21,947          79,369         28,792
---------------------------------------------------------------------------------------------
Total Assets                                       15,867,502      55,219,803     26,074,145
=============================================================================================
LIABILITIES:
Due to foreign custodian                                    -               -              -
Payables:
 Investment securities purchased                            -               -              -
 Foreign currency spot contracts                            -               -              -
 Collateral for securities on loan (Note 2)             2,341         279,350        818,649
 Advisory fees (Note 3)                                 3,773          13,069          8,132
 Service fees (Note 2)                                     59             205             94
---------------------------------------------------------------------------------------------
Total Liabilities                                       6,173         292,624        826,875
=============================================================================================
NET ASSETS                                       $ 15,861,329    $ 54,927,179   $ 25,247,270
=============================================================================================
NET ASSETS:
Paid-in capital                                  $ 18,880,224    $ 62,186,483   $ 32,262,045
Undistributed net investment income (loss)              4,658          15,985         10,225
Accumulated net realized loss on investments
 and foreign currency related transactions           (330,920)       (586,193)    (2,049,569)
Net unrealized depreciation on investments and
 translation of assets and liabilities
 denominated in foreign currencies                 (2,692,633)     (6,689,096)    (4,975,431)
---------------------------------------------------------------------------------------------
NET ASSETS                                       $ 15,861,329    $ 54,927,179   $ 25,247,270
=============================================================================================
Outstanding beneficial interest shares of
 $0.001 par value (unlimited number of
 shares authorized)                                   350,002       1,200,002        600,002
---------------------------------------------------------------------------------------------
Net asset value per share                        $      45.32    $      45.77   $      42.08
=============================================================================================

-------------------------------------------------------------------------------------------------------------
                                                   WisdomTree     WisdomTree     WisdomTree      WisdomTree
                                                    SmallCap     Earnings Top        Low            India
                                                 Earnings Fund     100 Fund       P/E Fund      Earnings Fund
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost:                            $ 20,066,837    $ 16,453,198   $ 27,715,950   $ 173,069,192
-------------------------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)           16,714,438      13,729,155     24,122,065     162,447,098
Cash                                                   25,863          26,378         32,119          35,209
Receivables:
 Capital shares sold                                        -               -              -      18,479,483
 Investment securities sold                            26,505               -          6,597               -
 Foreign currency spot contracts                            -               -              -      13,887,534
 Dividends and interest                                37,576          22,963         28,496          39,204
-------------------------------------------------------------------------------------------------------------
Total Assets                                       16,804,382      13,778,496     24,189,277     194,888,528
=============================================================================================================
LIABILITIES:
Due to foreign custodian                                    -               -              -       9,077,559
Payables:
 Investment securities purchased                            -               -              -       9,230,867
 Foreign currency spot contracts                            -               -              -      13,950,494
 Collateral for securities on loan (Note 2)         1,213,772         406,000        241,086               -
 Advisory fees (Note 3)                                 5,980           4,377          7,779          61,279
 Service fees (Note 2)                                     69              51             90          28,353
-------------------------------------------------------------------------------------------------------------
Total Liabilities                                   1,219,821         410,428        248,955      32,348,552
=============================================================================================================
NET ASSETS                                       $ 15,584,561    $ 13,368,068   $ 23,940,322   $ 162,539,976
=============================================================================================================
NET ASSETS:
Paid-in capital                                  $ 20,526,097    $ 16,798,166   $ 28,268,855   $ 173,375,984
Undistributed net investment income (loss)             13,776           9,691         10,377        (229,585)
Accumulated net realized loss on investments
 and foreign currency related transactions         (1,602,913)       (715,746)      (745,025)         (1,179)
Net unrealized depreciation on investments and
 translation of assets and liabilities
 denominated in foreign currencies                 (3,352,399)     (2,724,043)    (3,593,885)    (10,605,244)
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $ 15,584,561    $ 13,368,068   $ 23,940,322   $ 162,539,976
=============================================================================================================
Outstanding beneficial interest shares of
 $0.001 par value (unlimited number of
 shares authorized)                                   400,002         300,002        550,002       7,200,004
-------------------------------------------------------------------------------------------------------------
Net asset value per share                        $      38.96    $      44.56   $      43.53   $       22.57
=============================================================================================================

                       See Notes to Financial Statements.

68  WisdomTree Earnings Funds

Statements of Operations

WisdomTree Earnings Funds

March 31, 2008

------------------------------------------------------------------------------------------------
                                                     WisdomTree      WisdomTree      WisdomTree
                                                       Total          Earnings         MidCap
                                                   Earnings Fund      500 Fund     Earnings Fund
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                      $     348,796   $    855,564    $    435,394
 Securities lending income (Note 2)                        1,040          3,252          22,006
------------------------------------------------------------------------------------------------
Total investment income                                  349,836        858,816         457,400
------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                   48,010        108,747          83,454
 Service fees (Note 2)                                       499          1,388             821
 Foreign custody                                               -              -               -
 Professional fees                                             -              -               -
 Mauritius fees                                                -              -               -
 Printing fees                                                 -              -               -
 Administration fees                                           -              -               -
 SEC filing fees                                               -              -               -
 Pricing fees                                                  -              -               -
 Chief compliance officer fees                                 -              -               -
 U.S. Trustee fees                                             -              -               -
 Listing fees                                                  -              -               -
 Miscellaneous fees                                            -              -               -
------------------------------------------------------------------------------------------------
Total expenses                                            48,509        110,135          84,275
------------------------------------------------------------------------------------------------
 Expense reimbursements (Note 3)                               -              -               -
------------------------------------------------------------------------------------------------
Net expenses                                              48,509        110,135          84,275
------------------------------------------------------------------------------------------------
Net investment income (loss)                             301,327        748,681         373,125
================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                (309,470)      (581,006)     (2,091,422)
 In-kind redemptions                                   1,440,055      1,378,675       1,897,041
 Foreign currency related transactions                         -              -               -
------------------------------------------------------------------------------------------------
Net realized gain (loss)                               1,130,585        797,669        (194,381)
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) from:
 Investment transactions                              (2,117,664)    (6,247,286)     (4,841,857)
 Translation of assets and liabilities
  denominated in foreign currencies                            -              -               -
------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                 (2,117,664)    (6,247,286)     (4,841,857)
------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments         (987,079)    (5,449,617)     (5,036,238)
================================================================================================
NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                         $    (685,752)  $ (4,700,936)   $ (4,663,113)
================================================================================================

------------------------------------------------------------------------------------------------------------------
                                                     WisdomTree      WisdomTree      WisdomTree       WisdomTree
                                                      SmallCap      Earnings Top        Low             India
                                                   Earnings Fund      100 Fund        P/E Fund      Earnings Fund*
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                      $    217,127    $     344,014   $    573,066     $      45,848
 Securities lending income (Note 2)                      37,381            4,808          5,668                 -
------------------------------------------------------------------------------------------------------------------
Total investment income                                 254,508          348,822        578,734            45,848
------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                  58,025           59,796         88,570            66,315
 Service fees (Note 2)                                      513              431            736                 -
 Foreign custody                                              -                -              -            68,001
 Professional fees                                            -                -              -            25,500
 Mauritius fees                                               -                -              -            13,729
 Printing fees                                                -                -              -            12,000
 Administration fees                                          -                -              -             8,000
 SEC filing fees                                              -                -              -             5,000
 Pricing fees                                                 -                -              -             2,000
 Chief compliance officer fees                                -                -              -               606
 U.S. Trustee fees                                            -                -              -               532
 Listing fees                                                 -                -              -               320
 Miscellaneous fees                                           -                -              -             3,000
------------------------------------------------------------------------------------------------------------------
Total expenses                                           58,538           60,227         89,306           205,003
------------------------------------------------------------------------------------------------------------------
 Expense reimbursements (Note 3)                              -                -              -          (119,184)
------------------------------------------------------------------------------------------------------------------
Net expenses                                             58,538           60,227         89,306            85,819
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            195,970          288,595        489,428           (39,971)
==================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                             (1,635,654)        (682,196)      (744,558)           (1,179)
 In-kind redemptions                                  1,484,604        2,461,819      1,181,522                 -
 Foreign currency related transactions                        -                -              -          (189,614)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                               (151,050)       1,779,623        436,964          (190,793)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) from:
 Investment transactions                             (3,143,161)      (2,390,622)    (3,050,810)      (10,622,094)
 Translation of assets and liabilities
  denominated in foreign currencies                           -                -              -            16,850
------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                (3,143,161)      (2,390,622)    (3,050,810)      (10,605,244)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments      (3,294,211)        (610,999)    (2,613,846)      (10,796,037)
==================================================================================================================
NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                         $ (3,098,241)   $    (322,404)  $ (2,124,418)    $ (10,836,008)
==================================================================================================================

*     Commencement of investment operations was February 22, 2008.

(1) Net of foreign withholding tax of $28, $36, $0, $255, $0, $12 and $217, respectively.

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  69

Statements of Changes in Net Assets

WisdomTree Earnings Funds

---------------------------------------------------------------------------------------------------------------------------
                                                    WisdomTree Total Earnings Fund         WisdomTree Earnings 500 Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                     For the Period                        For the Period
                                                      For the      February 23, 2007*       For the      February 23, 2007*
                                                    Year Ended           through          Year Ended           through
                                                  March 31, 2008     March 31, 2007     March 31, 2008     March 31, 2007
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                            $      301,327      $    54,483        $    748,681       $    44,058
 Net realized gain (loss)
  on investments                                       1,130,585          (21,485)            797,669            (5,187)
 Net change in unrealized
  depreciation on investments                         (2,117,664)        (574,969)         (6,247,286)         (441,810)
---------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting
 from operations                                        (685,752)        (541,971)         (4,700,936)         (402,939)
===========================================================================================================================
DIVIDENDS:
 Net investment income                                  (307,119)         (44,085)           (740,878)          (35,876)
---------------------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                         (307,119)         (44,085)           (740,878)          (35,876)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                    20,478,050       25,083,151          48,507,197        19,976,982
 Cost of shares redeemed                             (28,121,045)               -          (7,676,471)                -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions                      (7,642,995)      25,083,151          40,830,726        19,976,982
===========================================================================================================================
Net Increase (Decrease) in Net Assets                 (8,635,866)      24,497,095          35,388,912        19,538,167
===========================================================================================================================
NET ASSETS:
Beginning of period                               $   24,497,195      $       100        $ 19,538,267       $       100
End of period                                     $   15,861,329      $24,497,195        $ 54,927,179       $19,538,267
===========================================================================================================================
Undistributed net investment income included in
 net assets at end of period                      $        4,658      $    10,398        $     15,985       $     8,182
===========================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                 500,002                -             400,002                 -
 Shares created                                          400,000          500,002             950,000           400,002
 Shares redeemed                                        (550,000)               -            (150,000)                -
---------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                       350,002          500,002           1,200,002           400,002
===========================================================================================================================

-------------------------------------------------------------------------------------
                                                   WisdomTree MidCap Earnings Fund
-------------------------------------------------------------------------------------
                                                                     For the Period
                                                      For the      February 23, 2007*
                                                    Year Ended          through
                                                  March 31, 2008     March 31, 2007
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                            $      373,125      $    7,225
 Net realized gain (loss)
  on investments                                        (194,381)           (543)
 Net change in unrealized
  depreciation on investments                         (4,841,857)       (133,574)
-------------------------------------------------------------------------------------
Net decrease in net assets resulting
 from operations                                      (4,663,113)       (126,892)
=====================================================================================
DIVIDENDS:
 Net investment income                                  (365,601)         (5,536)
-------------------------------------------------------------------------------------
Total dividends to shareholders                         (365,601)         (5,536)
=====================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                    51,146,505       5,009,690
 Cost of shares redeemed                             (25,747,883)              -
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions                      25,398,622       5,009,690
=====================================================================================
Net Increase (Decrease) in Net Assets                 20,369,908       4,877,262
=====================================================================================
NET ASSETS:
Beginning of period                               $    4,877,362      $      100
End of period                                     $   25,247,270      $4,877,362
=====================================================================================
Undistributed net investment income included in
 net assets at end of period                      $       10,225      $    1,689
=====================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                 100,002               -
 Shares created                                        1,050,000         100,002
 Shares redeemed                                        (550,000)              -
-------------------------------------------------------------------------------------
 Shares outstanding, end of period                       600,002         100,002
=====================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

70  WisdomTree Earnings Funds

Statements of Changes in Net Assets  (concluded)

WisdomTree Earnings Funds

------------------------------------------------------------------------------------------------------------
                                    WisdomTree SmallCap Earnings Fund     WisdomTree Earnings Top 100 Fund
------------------------------------------------------------------------------------------------------------
                                                      For the Period                        For the Period
                                       For the      February 23, 2007*       For the      February 23, 2007*
                                     Year Ended           through          Year Ended           through
                                   March 31, 2008     March 31, 2007     March 31, 2008     March 31, 2007
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income
  (loss)                           $      195,970       $   12,367       $      288,595      $    50,450
 Net realized gain (loss)
  on investments                         (151,050)             (47)           1,779,623          (33,550)
 Net change in unrealized
  depreciation on
  investments and
  translation of assets and
  liabilities denominated in
  foreign currencies                   (3,143,161)        (209,238)          (2,390,622)        (333,421)
------------------------------------------------------------------------------------------------------------
Net decrease in net assets
 resulting from operations             (3,098,241)        (196,918)            (322,404)        (316,521)
============================================================================================================
DIVIDENDS:
 Net investment income                   (186,563)          (8,062)            (293,724)         (35,630)
------------------------------------------------------------------------------------------------------------
Total dividends to shareholders          (186,563)          (8,062)            (293,724)         (35,630)
============================================================================================================
CAPITAL SHARE
 TRANSACTIONS:
 Net proceeds from sales
  of shares                            21,541,453        9,811,839           17,499,453       25,039,854
 Cost of shares redeemed              (12,279,047)               -          (28,203,060)               -
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from capital
 share transactions                     9,262,406        9,811,839          (10,703,607)      25,039,854
============================================================================================================
Net Increase (Decrease) in
 Net Assets                             5,977,602        9,606,859          (11,319,735)      24,687,703
============================================================================================================
NET ASSETS:
Beginning of period                $    9,606,959       $      100       $   24,687,803      $       100
End of period                      $   15,584,561       $9,606,959       $   13,368,068      $24,687,803
============================================================================================================
Undistributed net investment
 income (loss) included in
 net assets at end of period       $       13,776       $    4,305       $        9,691      $    14,820
============================================================================================================
SHARES CREATED AND
 REDEEMED:
 Shares outstanding,
  beginning of period                     200,002                -              500,002                -
 Shares created                           500,000          200,002              350,000          500,002
 Shares redeemed                         (300,000)               -             (550,000)               -
------------------------------------------------------------------------------------------------------------
 Shares outstanding,
  end of period                           400,002          200,002              300,002          500,002
============================================================================================================

-------------------------------------------------------------------------------------------
                                                                          WisdomTree India
                                         WisdomTree Low P/E Fund           Earnings Fund
-------------------------------------------------------------------------------------------
                                                      For the Period       For the Period
                                       For the      February 23, 2007*   February 22, 2008*
                                     Year Ended           through             through
                                   March 31, 2008     March 31, 2007       March 31, 2008
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income
  (loss)                           $      489,428      $    48,959         $     (39,971)
 Net realized gain (loss)
  on investments                          436,964           (1,352)             (190,793)
 Net change in unrealized
  depreciation on
  investments and
  translation of assets and
  liabilities denominated in
  foreign currencies                   (3,050,810)        (543,075)          (10,605,244)
-------------------------------------------------------------------------------------------
Net decrease in net assets
 resulting from operations             (2,124,418)        (495,468)          (10,836,008)
===========================================================================================
DIVIDENDS:
 Net investment income                   (485,812)         (42,210)                    -
-------------------------------------------------------------------------------------------
Total dividends to shareholders          (485,812)         (42,210)                    -
===========================================================================================
CAPITAL SHARE
 TRANSACTIONS:
 Net proceeds from sales
  of shares                            31,995,749       25,066,402           173,385,353
 Cost of shares redeemed              (29,974,021)               -                (9,469)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from capital
 share transactions                     2,021,728       25,066,402           173,375,884
===========================================================================================
Net Increase (Decrease) in
 Net Assets                              (588,502)      24,528,724           162,539,876
===========================================================================================
NET ASSETS:
Beginning of period                $   24,528,824      $       100         $         100
End of period                      $   23,940,322      $24,528,824         $ 162,539,976
===========================================================================================
Undistributed net investment
 income (loss) included in
 net assets at end of period       $       10,377      $     6,749         $    (229,585)
===========================================================================================
SHARES CREATED AND
 REDEEMED:
 Shares outstanding,
  beginning of period                     500,002                -                     -
 Shares created                           650,000          500,002             7,200,004
 Shares redeemed                         (600,000)               -                     -
-------------------------------------------------------------------------------------------
 Shares outstanding,
  end of period                           550,002          500,002             7,200,004
===========================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  71

Financial Highlights

WisdomTree Earnings Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-----------------------------------------------------------------------------------
                                                                 For the Period
                                                  For the      February 23, 2007(1)
                                                Year Ended          through
WisdomTree Total Earnings Fund                March 31, 2008     March 31, 2007
-----------------------------------------------------------------------------------
Net asset value, beginning of period             $ 48.99            $ 49.97
-----------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                           0.85               0.11
 Net realized and unrealized loss                  (3.56)             (1.00)
-----------------------------------------------------------------------------------
Total from investment operations                   (2.71)             (0.89)
-----------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                             (0.96)             (0.09)
-----------------------------------------------------------------------------------
Total dividends to shareholders                    (0.96)             (0.09)
-----------------------------------------------------------------------------------
Net asset value, end of period                   $ 45.32            $ 48.99
===================================================================================
TOTAL RETURN(3)                                    (5.69)%            (1.79)%
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $15,861           $ 24,497
Ratio to average net assets of:
 Expenses, net of expense reimbursements            0.28%              0.28%(4)
 Expenses, prior to expense reimbursements          0.28%              0.35%(4)
 Net investment income                              1.76%              2.21%(4)
-----------------------------------------------------------------------------------
Portfolio turnover rate(5)                            11%                 1%
===================================================================================

-----------------------------------------------------------------------------------
                                                                 For the Period
                                                  For the      February 23, 2007(1)
                                                Year Ended          through
WisdomTree Earnings 500 Fund                  March 31, 2008     March 31, 2007
-----------------------------------------------------------------------------------
Net asset value, beginning of period             $ 48.85            $ 49.77
-----------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                           0.94               0.11
 Net realized and unrealized loss                  (3.18)             (0.94)
-----------------------------------------------------------------------------------
Total from investment operations                   (2.24)             (0.83)
-----------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                             (0.84)             (0.09)
-----------------------------------------------------------------------------------
Total dividends to shareholders                    (0.84)             (0.09)
-----------------------------------------------------------------------------------
Net asset value, end of period                   $ 45.77            $ 48.85
===================================================================================
TOTAL RETURN(3)                                    (4.72)%            (1.67)%
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $54,927           $ 19,538
Ratio to average net assets of:
 Expenses, net of expense reimbursements            0.28%              0.28%(4)
 Expenses, prior to expense reimbursements          0.28%              0.37%(4)
 Net investment income                              1.93%              2.24%(4)
-----------------------------------------------------------------------------------
Portfolio turnover rate(5)                             8%                 1%
===================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note
      2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

72  WisdomTree Earnings Funds

WisdomTree Earnings Funds
March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
--------------------------------------------------------------------------------

                                                                 For the Period
                                                  For the      February 23, 2007(1)
                                                Year Ended          through
WisdomTree MidCap Earnings Fund               March 31, 2008     March 31, 2007
----------------------------------------------------------------------------------
Net asset value, beginning of period             $  48.77           $ 50.01
----------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                            0.81              0.07
 Net realized and unrealized loss                   (6.90)            (1.25)
----------------------------------------------------------------------------------
Total from investment operations                    (6.09)            (1.18)
----------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                              (0.60)            (0.06)
----------------------------------------------------------------------------------
Total dividends to shareholders                     (0.60)            (0.06)
----------------------------------------------------------------------------------
Net asset value, end of period                   $  42.08           $ 48.77
==================================================================================
TOTAL RETURN(3)                                    (12.57)%           (2.37)%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $ 25,247          $  4,877
Ratio to average net assets of:
 Expenses, net of expense reimbursements             0.38%             0.38%(4)
 Expenses, prior to expense reimbursements           0.38%             0.74%(4)
 Net investment income                               1.70%             1.47%(4)
----------------------------------------------------------------------------------
Portfolio turnover rate(5)                             45%                0%(6)
==================================================================================

                                                                 For the Period
                                                  For the      February 23, 2007(1)
                                                Year Ended          through
WisdomTree SmallCap Earnings Fund             March 31, 2008     March 31, 2007
----------------------------------------------------------------------------------
Net asset value, beginning of period             $  48.03           $ 50.03
----------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                            0.58              0.06
 Net realized and unrealized loss                   (9.17)            (2.02)
----------------------------------------------------------------------------------
Total from investments operations                   (8.59)            (1.96)
----------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                              (0.48)            (0.04)
----------------------------------------------------------------------------------
Total dividends to shareholders                     (0.48)            (0.04)
----------------------------------------------------------------------------------
Net asset value, end of period                   $  38.96           $ 48.03
==================================================================================
TOTAL RETURN(3)                                    (17.97)%           (3.92)%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $ 15,585          $  9,607
Ratio to average net assets of:
 Expenses, net of expense reimbursements             0.38%             0.38%(4)
 Expenses, prior to expense reimbursements           0.38%             0.58%(4)
 Net investment income                               1.28%             1.39%(4)
----------------------------------------------------------------------------------
Portfolio turnover rate(5)                             37%                0%(6)
==================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note
      2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%.

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  73

WisdomTree Earnings Funds
March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
--------------------------------------------------------------------------------

                                                                 For the Period
                                                  For the      February 23, 2007(1)
                                                Year Ended          through
WisdomTree Earnings Top 100 Fund              March 31, 2008     March 31, 2007
----------------------------------------------------------------------------------
Net asset value, beginning of period             $ 49.38            $ 50.15
----------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                           0.90               0.10
 Net realized and unrealized loss                  (4.69)             (0.80)
----------------------------------------------------------------------------------
Total from investment operations                   (3.79)             (0.70)
----------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                             (1.03)             (0.07)
----------------------------------------------------------------------------------
Total dividends to shareholders                    (1.03)             (0.07)
----------------------------------------------------------------------------------
Net asset value, end of period                   $ 44.56            $ 49.38
==================================================================================
TOTAL RETURN(3)                                    (7.89)%            (1.39)%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $13,368           $ 24,688
Ratio to average net assets of:
 Expenses, net of expense reimbursements            0.38%              0.38%(4)
 Expenses, prior to expense reimbursements          0.38%              0.45%(4)
 Net investment income                              1.83%              2.03%(4)
----------------------------------------------------------------------------------
Portfolio turnover rate(5)                            13%                 2%
==================================================================================

                                                                 For the Period
                                                  For the      February 23, 2007(1)
                                                Year Ended          through
WisdomTree Low P/E Fund                       March 31, 2008     March 31, 2007
----------------------------------------------------------------------------------
Net asset value, beginning of period             $ 49.06            $ 49.99
----------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                           1.03               0.10
 Net realized and unrealized loss                  (5.49)             (0.95)
----------------------------------------------------------------------------------
Total from investments operations                  (4.46)             (0.85)
----------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                             (1.07)             (0.08)
----------------------------------------------------------------------------------
Total dividends to shareholders                    (1.07)             (0.08)
----------------------------------------------------------------------------------
Net asset value, end of period                   $ 43.53            $ 49.06
==================================================================================
TOTAL RETURN(3)                                    (9.31)%            (1.69)%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $23,940           $ 24,529
Ratio to average net assets of:
 Expenses, net of expense reimbursements            0.38%              0.38%(4)
 Expenses, prior to expense reimbursements          0.38%              0.45%(4)
 Net investment income                              2.10%              1.98%(4)
----------------------------------------------------------------------------------
Portfolio turnover rate(5)                            20%                 1%
==================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note
      2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

74  WisdomTree Earnings Funds

Financial Highlights  (concluded)

WisdomTree Earnings Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-----------------------------------------------------------------
                                                For the Period
                                              February 22, 2008(1)
                                                   through
WisdomTree India Earnings Fund                  March 31, 2008
-----------------------------------------------------------------
Net asset value, beginning of period              $ 24.94
-----------------------------------------------------------------
Investment operations:
 Net investment loss(2)                              (0.01)
 Net realized and unrealized loss                    (2.36)
-----------------------------------------------------------------
Total from investment operations                     (2.37)
-----------------------------------------------------------------
Net asset value, end of period                    $  22.57
=================================================================
TOTAL RETURN3                                        (9.50)%
-----------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $162,540
Ratio to average net assets of:
 Expenses, net of expense reimbursements              0.88%(4)
 Expenses, prior to expense reimbursements            2.10%(4)
 Net investment loss                                 (0.41)%(4)
-----------------------------------------------------------------
Portfolio turnover rate(5)                               0%(6)
=================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note
      2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%.

                       See Notes to Financial Statements.

                                                   WisdomTree Earnings Funds  75

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2008, the Trust offered 40 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds described herein commenced operations on February 23, 2007, with the exception of the India Earnings Fund which commenced operations on February 22, 2008.

These financial statements relate only to the WisdomTree Total Earnings Fund ("Total Earnings Fund"), WisdomTree Earnings 500 Fund ("Earnings 500 Fund"), WisdomTree MidCap Earnings Fund ("MidCap Earnings Fund"), WisdomTree SmallCap Earnings Fund ("SmallCap Earnings Fund"), WisdomTree Earnings Top 100 Fund ("Earnings Top 100 Fund"), WisdomTree Low P/E Fund ("Low P/E Fund") and WisdomTree India Earnings Fund ("India Earnings Fund"), together the "Earnings Funds". The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the "Portfolio") a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management and is sub-advised by BNY Investment Advisors. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. Recently, the Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty's applicability to entities such as WisdomTree India Earnings Fund. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this treaty or in its applicability to WisdomTree India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). Each Index consists of equity securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. The securities in each Index are weighted based on earnings or earnings yield. "WisdomTree" and "WisdomTree Investments" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds. Each Fund invests directly in a portfolio of securities, except for the India Earnings Fund, which invests through WisdomTree India Investment Portfolio, Inc., as discussed above.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on

76  WisdomTree Earnings Funds
investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

(d) Investment Income - Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(e) Expenses/Reimbursements - WisdomTree Asset Management ("WTAM") has agreed to pay all expenses of the Funds (other than the India Earnings Fund), except for:
(i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. Pursuant to a separate contractual arrangement, WTAM has paid the expenses described in
(iii), (iv) and (v) through July 31, 2007.

Pursuant to a separate contractual arrangement effective as of August 1, 2007, WTAM has arranged for the provision of chief compliance officer ("CCO") services to the Funds (other than the India Earnings Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund (other than the India Earnings Fund) of up to 0.0044%. Trustees fees, which are included in Service Fees on the Statements of Operation, of $152,482 have been paid on behalf of the Funds of the Trust to the Independent Trustees.

(f) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(g) Tax Information and Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. The India Earnings Fund has filed an election to treat the WisdomTree India Investment Portfolio, Inc. as a "pass-through" entity for tax purposes.

The Funds adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital

                                                   WisdomTree Earnings Funds  77
gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds' financial statements.

(h) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. ADVISER FEES

Adviser Fees - WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. Included in the expenses borne by WTAM are fees paid to the Sub-Adviser, BNY Investment Advisors. The fee paid to WTAM for the Funds (other than the India Earnings Fund) covers the cost of all accounting, administration, custody, transfer agent fees to The Bank of New York, tax and audit services, as well as printing and postage. WTAM has agreed to limit total expenses for the India Earnings Fund to 0.88% through March 31, 2009.

=====================================
Fund                        Fee Rate
------------------------------------
Total Earnings Fund           0.28%
------------------------------------
Earnings 500 Fund             0.28%
------------------------------------
MidCap Earnings Fund          0.38%
------------------------------------
SmallCap Earnings Fund        0.38%
------------------------------------
Earnings Top 100 Fund         0.38%
------------------------------------
Low P/E Fund                  0.38%
------------------------------------
India Earnings Fund           0.68%
------------------------------------

Each Fund may purchase shares of an affiliated ETF in secondary market transactions. For the fiscal year ended March 31, 2008, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2008, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

78 WisdomTree Earnings Funds

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2008 were as follows:

===================================================
Fund                        Purchases       Sales
---------------------------------------------------

Total Earnings Fund       $  1,853,315   $1,951,031
---------------------------------------------------
Earnings 500 Fund            3,645,427    3,247,353
---------------------------------------------------
MidCap Earnings Fund         9,810,472    9,712,954
---------------------------------------------------
SmallCap Earnings Fund       5,536,647    5,509,240
---------------------------------------------------
Earnings Top 100 Fund        2,215,233    2,038,426
---------------------------------------------------
Low P/E Fund                 4,854,897    4,666,043
---------------------------------------------------
India Earnings Fund        173,171,950      101,579
---------------------------------------------------

For the fiscal year ended March 31, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

====================================================
Fund                       Purchases     Redemptions
----------------------------------------------------
Total Earnings Fund       $19,572,042    $27,182,710
----------------------------------------------------
Earnings 500 Fund          46,912,850      6,570,662
----------------------------------------------------
MidCap Earnings Fund       48,857,805     23,654,154
----------------------------------------------------
SmallCap Earnings Fund     21,238,331     12,029,682
----------------------------------------------------
Earnings Top 100 Fund      14,844,838     25,750,622
----------------------------------------------------
Low P/E Fund               31,481,550     29,684,328
----------------------------------------------------
India Earnings Fund                 -              -
----------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes. The India Earnings Fund redeems shares on a cash basis only.

6. FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments(including securities on loan) for Federal income tax purposes was as follows:

=============================================================================================
                                         Gross Unrealized   Gross Unrealized   Net Unrealized
Fund                        Tax Cost       Appreciation       Depreciation      Depreciation
---------------------------------------------------------------------------------------------
Total Earnings Fund       $ 18,530,356      $  223,622       $  (2,960,158)    $  (2,736,536)
---------------------------------------------------------------------------------------------
Earnings 500 Fund           61,921,713       1,118,826          (7,972,552)       (6,853,726)
---------------------------------------------------------------------------------------------
MidCap Earnings Fund        31,082,286         510,325          (5,643,360)       (5,133,035)
---------------------------------------------------------------------------------------------
SmallCap Earnings Fund      20,247,663         385,941          (3,919,166)       (3,533,225)
---------------------------------------------------------------------------------------------
Earnings Top 100 Fund       16,454,621         275,136          (3,000,602)       (2,725,466)
---------------------------------------------------------------------------------------------
Low P/E Fund                27,748,574         416,553          (4,043,062)       (3,626,509)
---------------------------------------------------------------------------------------------
India Earnings Fund        173,143,381         692,527         (11,388,810)      (10,696,283)
---------------------------------------------------------------------------------------------

At March 31, 2008, the components of accumulated earning/loss on a tax-basis were as follows:

==================================================================================================================
                                               Undistributed                        Currency
                            Undistributed    Capital and Other   Net Unrealized    Unrealized    Total Accumulated
Fund                       Ordinary Income     Gains/(Losses)     Depreciation    Appreciation    Earnings/(Loss)
------------------------------------------------------------------------------------------------------------------
Total Earnings Fund           $ 4,549         $   (286,908)     $  (2,736,536)      $     -      $  (3,018,895)
------------------------------------------------------------------------------------------------------------------
Earnings 500 Fund              15,985             (421,563)        (6,853,726)            -         (7,259,304)
------------------------------------------------------------------------------------------------------------------
MidCap Earnings Fund            8,830           (1,890,570)        (5,133,035)            -         (7,014,775)
------------------------------------------------------------------------------------------------------------------
SmallCap Earnings Fund         13,776           (1,422,087)        (3,533,225)            -         (4,941,536)
------------------------------------------------------------------------------------------------------------------
Earnings Top 100 Fund           9,691             (714,323)        (2,725,466)            -         (3,430,098)
------------------------------------------------------------------------------------------------------------------
Low P/E Fund                   10,126             (712,150)        (3,626,509)            -         (4,328,533)
------------------------------------------------------------------------------------------------------------------
India Earnings Fund            34,218             (190,793)       (10,696,283)       16,850        (10,836,008)
------------------------------------------------------------------------------------------------------------------

                                                   WisdomTree Earnings Funds  79

The tax character of distributions paid during the fiscal year ended March 31, 2008 and the period ended March 31, 2007 were as follows:

=================================================================
                              Year ending        Period ending
                                3/31/08             3/31/07
-----------------------------------------------------------------
                          Distributions Paid   Distributions Paid
                             from Ordinary       from Ordinary
Fund                            Income*             Income*
-----------------------------------------------------------------
Total Earnings Fund            $307,119             $44,085
-----------------------------------------------------------------
Earnings 500 Fund               740,878              35,876
-----------------------------------------------------------------
MidCap Earnings Fund            365,601               5,536
-----------------------------------------------------------------
SmallCap Earnings Fund          186,563               8,062
-----------------------------------------------------------------
Earnings Top 100 Fund           293,724              35,630
-----------------------------------------------------------------
Low P/E Fund                    485,812              42,210
-----------------------------------------------------------------
India Earnings Fund                   -                   -
-----------------------------------------------------------------

*     Includes short-term capital gains.

At March 31, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

===========================================
                            Capital Loss
                          Available Through
Fund                            2016
-------------------------------------------
Total Earnings Fund           $133,369
-------------------------------------------
Earnings 500 Fund              194,476
-------------------------------------------
MidCap Earnings Fund           354,730
-------------------------------------------
SmallCap Earnings Fund          31,705
-------------------------------------------
Earnings Top 100 Fund           14,355
-------------------------------------------
Low P/E Fund                   281,843
-------------------------------------------
India Earnings Fund              1,179
-------------------------------------------

Capital and currency losses incurred after October 31("post-October capital losses") and within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the fiscal year ended March 31, 2008, the following Funds incurred and elected to defer net post-October capital and currency losses as follows:

==========================================================
                           Post-October     Post-October
Fund                      Capital Losses   Currency Losses
----------------------------------------------------------
Total Earnings Fund         $  153,539        $      -
----------------------------------------------------------
Earnings 500 Fund              227,087               -
----------------------------------------------------------
MidCap Earnings Fund         1,535,840               -
----------------------------------------------------------
SmallCap Earnings Fund       1,390,382               -
----------------------------------------------------------
Earnings Top 100 Fund          699,968               -
----------------------------------------------------------
Low P/E Fund                   430,307               -
----------------------------------------------------------
India Earnings Fund                  -         189,614
----------------------------------------------------------

80  WisdomTree Earnings Funds

Notes to Financial Statements  (concluded)

At March 31, 2008, the effect of permanent "book/tax" reclassfications resulted in increases(decreases) to the components of net assets as follows:

==============================================================================
                          Undistributed Net   Accumulated Net
                              Investment         Realized
Fund                        Income/(Loss)       Gain/(Loss)    Paid-in Capital
------------------------------------------------------------------------------
Total Earnings Fund          $       52        $ (1,440,020)     $1,439,968
------------------------------------------------------------------------------
Earnings 500 Fund                     -          (1,378,675)      1,378,675
------------------------------------------------------------------------------
MidCap Earnings Fund              1,012          (1,854,645)      1,853,633
------------------------------------------------------------------------------
SmallCap Earnings Fund               64          (1,451,816)      1,451,752
------------------------------------------------------------------------------
Earnings Top 100 Fund                 -          (2,461,819)      2,461,819
------------------------------------------------------------------------------
Low P/E Fund                         12          (1,180,637)      1,180,625
------------------------------------------------------------------------------
India Earnings Fund            (189,614)            189,614               -
------------------------------------------------------------------------------

These differences are primarily due to redemptions-in-kind, the tax treatment of income earned from investments in partnerships and/or foreign currency transactions.

7. FAS 157

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for the fiscal period.

                                                   WisdomTree Earnings Funds  81

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree Earnings Top 100 Fund, WisdomTree Low P/E Fund, and WisdomTree India Earnings Fund (seven of the investment funds constituting the WisdomTree Trust (the "Trust")) as of March 31, 2008, and the related statements of operations, and the changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree Earnings Top 100 Fund, WisdomTree Low P/E Fund, and WisdomTree India Earnings Fund of WisdomTree Trust at March 31, 2008, the results of their operations, the changes in their net assets and the financial highlights for the indicated periods, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, New York
May 27, 2008

82  WisdomTree Earnings Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve each Fund's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on February 25, 2008, the Board of Trustees reapproved the Investment Advisory Agreement for the Funds (other than the India Earnings
Fund). At a meeting held on December 3, 2007, the Board of Trustees approved the Investment Advisory Agreement for the India Earnings Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM's operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM's anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using essentially the same criteria it used for WTAM. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the BNYIA personnel. The Board also noted that Bank of New York ("BNY"), an affiliate of BNYIA, serves as the Funds' administrator, accountant, custodian and transfer agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

                                                   WisdomTree Earnings Funds  83

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

======================================================================================================
                                                      Market Price Above or      Market Price Below
                                                    Equal to Net Asset Value      Net Asset Value
------------------------------------------------------------------------------------------------------
                                       Basis Point    Number   Percentage of    Number   Percentage of
                                      Differential   of Days     Total Days    of Days    Total Days
------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund
April 1, 2007 - March 31, 2008            0 - 24.9      89          35.46%       147         58.56%
                                     -----------------------------------------------------------------
                                         25 - 49.9       5           1.99%         6          2.39%
                                     -----------------------------------------------------------------
                                         50 - 74.9       1           0.40%         1          0.40%
                                     -----------------------------------------------------------------
                                        75 - 100.0       1           0.40%         0          0.00%
                                     -----------------------------------------------------------------
                                            >100.0       1           0.40%         0          0.00%
                                     -----------------------------------------------------------------
                                             Total      97          38.65%       154         61.35%
======================================================================================================
WisdomTree Earnings 500 Fund
April 1, 2007 - March 31, 2008            0 - 24.9      96          38.24%       137         54.59%
                                     -----------------------------------------------------------------
                                         25 - 49.9       9           3.58%         4          1.59%
                                     -----------------------------------------------------------------
                                         50 - 74.9       2           0.80%         0          0.00%
                                     -----------------------------------------------------------------
                                        75 - 100.0       1           0.40%         0          0.00%
                                     -----------------------------------------------------------------
                                            >100.0       2           0.80%         0          0.00%
                                     -----------------------------------------------------------------
                                             Total     110          43.82%       141         56.18%
======================================================================================================
WisdomTree MidCap Earnings Fund
April 1, 2007 - March 31, 2008            0 - 24.9     109          43.42%       126         50.20%
                                     -----------------------------------------------------------------
                                         25 - 49.9       6           2.39%         5          1.99%
                                     -----------------------------------------------------------------
                                         50 - 74.9       2           0.80%         1          0.40%
                                     -----------------------------------------------------------------
                                        75 - 100.0       1           0.40%         0          0.00%
                                     -----------------------------------------------------------------
                                            >100.0       1           0.40%         0          0.00%
                                     -----------------------------------------------------------------
                                             Total     119          47.41%       132         52.59%
======================================================================================================
WisdomTree SmallCap Earnings Fund
April 1, 2007 - March 31, 2008            0 - 24.9      99          39.44%       116         46.22%
                                     -----------------------------------------------------------------
                                         25 - 49.9      11           4.38%        11          4.38%
                                     -----------------------------------------------------------------
                                         50 - 74.9       4           1.59%         3          1.20%
                                     -----------------------------------------------------------------
                                        75 - 100.0       2           0.80%         0          0.00%
                                     -----------------------------------------------------------------
                                            >100.0       4           1.59%         1          0.40%
                                     -----------------------------------------------------------------
                                             Total     120          47.80%       131         52.20%
======================================================================================================
WisdomTree Earnings Top 100 Fund
April 1, 2007 - March 31, 2008            0 - 24.9      95          37.84%       138         54.98%
                                     -----------------------------------------------------------------
                                         25 - 49.9       5           1.99%         5          1.99%
                                     -----------------------------------------------------------------
                                         50 - 74.9       1           0.40%         2          0.80%
                                     -----------------------------------------------------------------
                                        75 - 100.0       1           0.40%         1          0.40%
                                     -----------------------------------------------------------------
                                            >100.0       2           0.80%         1          0.40%
                                     -----------------------------------------------------------------
                                             Total     104          41.43%       147         58.57%
======================================================================================================
WisdomTree Low P/E Fund
April 1, 2007 - March 31, 2008            0 - 24.9      91          36.25%       140         55.78%
                                     -----------------------------------------------------------------
                                         25 - 49.9       8           3.19%         4          1.59%
                                     -----------------------------------------------------------------
                                         50 - 74.9       1           0.40%         4          1.59%
                                     -----------------------------------------------------------------
                                        75 - 100.0       2           0.80%         0          0.00%
                                     -----------------------------------------------------------------
                                            >100.0       1           0.40%         0          0.00%
                                     -----------------------------------------------------------------
                                             Total     103          41.04%       148         58.96%
======================================================================================================
WisdomTree India Earnings Fund*
February 22, 2008 - March 31, 2008        0 - 24.9       3          11.54%         0          0.00%
                                     -----------------------------------------------------------------
                                         25 - 49.9       0           0.00%         0          0.00%
                                     -----------------------------------------------------------------
                                         50 - 74.9       1           3.85%         3         11.54%
                                     -----------------------------------------------------------------
                                        75 - 100.0       2           7.69%         0          0.00%
                                     -----------------------------------------------------------------
                                            >100.0      12          46.15%         5         19.23%
                                     -----------------------------------------------------------------
                                             Total      18          69.23%         8         30.77%
======================================================================================================

*     Commencement of investment operations.

84  WisdomTree Earnings Funds

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

                                                                                              Number of Portfolios       Other
                                       Term of Office                                           in Fund Complex      Directorships
Name                                   and Length of         Principal Occupation(s)          Overseen by Trustee   Held by Trustee
(year of birth)           Position      Time Served          During the Past 5 Years              and Officer+        and Officers
--------------------- --------------- --------------- ------------------------------------- ----------------------  ----------------
Jonathan Steinberg    Trustee,        Trustee         Chief Executive Officer of                     40             None.
(1964)                President*      and Officer     WisdomTree Investments, Inc.
                                      since 2005      (formerly, Index Development
                                                      Partners, Inc.) and Director of
                                                      WisdomTree Investments, Inc.
                                                      (since 1989).

Amit Muni             Treasurer*,     Officer         Chief Financial Officer and Assistant          40             None.
(1969)                Assistant       since 2008      Secretary of WisdomTree Investments,
                      Secretary*                      Inc. (formerly, Index Development
                                                      Partners, Inc.) (since March 2008);
                                                      International Securities Exchange
                                                      Holdings, Inc. (ISE), Controller and
                                                      Chief Accounting Officer (2003 to
                                                      2008); Instinet Group Inc., Vice
                                                      President Finance (2000 to 2003).

Richard Morris        Secretary*,     Officer         Deputy General Counsel of                      40             None.
(1967)                Chief Legal     since 2005      WisdomTree Investments, Inc.
                      Officer*                        (formerly, Index Development
                                                      Partners, Inc.) (since 2005); Senior
                                                      Counsel at Barclays Global Investors,
                                                      N.A. (2002 to 2005); Counsel at
                                                      Barclays Global Investors, N.A. (2000
                                                      to 2001).
------------------------------------------------------------------------------------------------------------------------------------

*     Elected by and serves at the pleasure of the Board of Trustees.

+     As of March 31, 2008.

                                                   WisdomTree Earnings Funds  85

Trustee and Officer Information (unaudited)  (concluded)

Independent Trustees

                                  Term of Office                                            Number of Portfolios        Other
Name                                and Length            Principal Occupation(s)             in Fund Complex       Directorships
(year of birth)      Position     of Time Served          During the Past 5 Years          Overseen by Trustee+   Held by Trustee
----------------- -------------- ---------------- --------------------------------------- ----------------------  ----------------
Gregory Barton    Trustee        Trustee          General Counsel and Secretary of                  40            None.
(1961)*                          since 2006       Martha Stewart Living Omnimedia,
                                                  Inc. (since 2007); Executive Vice
                                                  President of Licensing and Legal
                                                  Affairs, General Counsel and
                                                  Secretary of Ziff Davis Media Inc.
                                                  (2003 to 2007); Executive Vice
                                                  President of Legal Affairs, General
                                                  Counsel and Secretary of Ziff Davis
                                                  Media Inc. (2002 to 2003); President
                                                  (2001 to 2002), Chief Financial
                                                  Officer (2000 to 2002), Vice President
                                                  of Business Development (1999 to
                                                  2001) and General Counsel and
                                                  Secretary (1998 to 2002) of
                                                  WisdomTree Investments, Inc.
                                                  (formerly, Index Development
                                                  Partners, Inc.)

Toni Massaro      Trustee        Trustee          Dean at University of Arizona James               40            None.
(1955)**                         since 2006       E. Rogers College of Law (since
                                                  1999); Professor at University of
                                                  Arizona James E. Rogers College of
                                                  Law (since 1990).

Victor Ugolyn     Trustee,       Trustee          Private Investor (2005 to present);               40            Trustee on
(1947)            Chairman of    since 2006       President and Chief Executive Officer                           Board of
                  the Board of                    of William D. Witter, Inc. (2005 to                             Trustees of
                  Trustees                        2006); Consultant to AXA Enterprise                             Naismith
                                                  in 2004; Chairman, President and                                Memorial
                                                  Chief Executive Officer of Enterprise                           Basketball
                                                  Capital Management (subsidiary of                               Hall of Fame;
                                                  The MONY Group, Inc.) and Enter-                                Member of
                                                  prise Group of Funds, Chairman of                               the Board of
                                                  MONY Securities Corp., and Chair-                               Directors of
                                                  man of the Fund Board of Enterprise                             William D.
                                                  Group of Funds (1991 to 2004).                                  Witter, Inc.;
                                                                                                                  Member of
                                                                                                                  the Board of
                                                                                                                  Overseers of
                                                                                                                  the Hoover
                                                                                                                  Institution at
                                                                                                                  Stanford
                                                                                                                  University.
----------------------------------------------------------------------------------------------------------------------------------

*     Chair of the Audit Committee.

**    Chair of the Governance and Nominating Committee.

+     As of March 31, 2008.

86  WisdomTree Earnings Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2008, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

============================================
                          Qualified Dividend
Fund                            Income
--------------------------------------------
Total Earnings Fund            $332,782
--------------------------------------------
Earnings 500 Fund               809,131
--------------------------------------------
MidCap Earnings Fund            283,538
--------------------------------------------
SmallCap Earnings Fund          161,671
--------------------------------------------
Earnings Top 100 Fund           320,845
--------------------------------------------
Low P/E Fund                    547,141
--------------------------------------------
India Earnings Fund                   -
--------------------------------------------

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2008, that qualify for the 70% dividends received deduction for corporate shareholders:

============================================
                          Dividends-Received
Fund                          Deduction
--------------------------------------------
Total Earnings Fund             100.00%
--------------------------------------------
Earnings 500 Fund               100.00
--------------------------------------------
MidCap Earnings Fund             90.31
--------------------------------------------
SmallCap Earnings Fund          100.00
--------------------------------------------
Earnings Top 100 Fund           100.00
--------------------------------------------
Low P/E Fund                    100.00
--------------------------------------------
India Earnings Fund                  -
--------------------------------------------

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

===========================================================
                          Gross Foreign
Fund                         Income      Foreign Taxes Paid
-----------------------------------------------------------
Total Earnings Fund          $     -            $  -
-----------------------------------------------------------
Earnings 500 Fund                  -               -
-----------------------------------------------------------
MidCap Earnings Fund               -               -
-----------------------------------------------------------
SmallCap Earnings Fund             -               -
-----------------------------------------------------------
Earnings Top 100 Fund              -               -
-----------------------------------------------------------
Low P/E Fund                       -               -
-----------------------------------------------------------
India Earnings Fund           45,848             217
-----------------------------------------------------------

                                                   WisdomTree Earnings Funds  87

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2007, is available without charge, upon request (i) by calling 1-866-909-WISE, (ii) on the Trust's website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC's website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102 or
(iii) sending your request electronically to publicinfosec. gov.

Information about each Fund's portfolio holdings is available daily, without charge, at www.wisdomtree.com

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

88  WisdomTree Earnings Funds

                     [This page intentionally left blank.]

The WisdomTree Trust

Investment Adviser
WisdomTree Asset Management, Inc.
380 Madison Avenue, 21st Floor
New York, NY 10017

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree(Reg. TM) Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2008:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)
WisdomTree High-Yielding Equity Fund (DHS)
WisdomTree LargeCap Dividend Fund (DLN)
WisdomTree Dividend Top 100(SM) Fund (DTN)
WisdomTree MidCap Dividend Fund (DON)
WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)
WisdomTree DEFA High-Yielding Equity Fund (DTH)
WisdomTree Europe Total Dividend Fund (DEB)
WisdomTree Europe High-Yielding Equity Fund (DEW)
WisdomTree Europe SmallCap Dividend Fund (DFE)
WisdomTree Japan Total Dividend Fund (DXJ)
WisdomTree Japan High-Yielding Equity Fund (DNL)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
WisdomTree Pacific ex-Japan Total Dividend Fund (DND)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)
WisdomTree International LargeCap Dividend Fund (DOL)
WisdomTree International Dividend Top 100(SM) Fund (DOO)
WisdomTree International MidCap Dividend Fund (DIM)
WisdomTree International SmallCap Dividend Fund (DLS)
WisdomTree International Real Estate Fund (DRW)
WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)
WisdomTree International Communications Sector Fund (DGG)
WisdomTree International Consumer Cyclical Sector Fund (DPC)
WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)
WisdomTree International Energy Sector Fund (DKA)
WisdomTree International Financial Sector Fund (DRF)
WisdomTree International Health Care Sector Fund (DBR)
WisdomTree International Industrial Sector Fund (DDI)
WisdomTree International Technology Sector Fund (DBT)
WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Earnings Funds

WisdomTree Total Earnings Fund (EXT)
WisdomTree Earnings 500 Fund (EPS)
WisdomTree MidCap Earnings Fund (EZM)
WisdomTree SmallCap Earnings Fund (EES)
WisdomTree Earnings Top 100 Fund (EEZ)
WisdomTree Low P/E Fund (EZY)
WisdomTree India Earnings Fund (EPI)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE
(9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging markets are generally less liquid and less efficient than developed markets. Please read the funds prospectus for specific details regarding the fund's risk profile. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

[LOGO]
WISDOMTREE
    Fundamental ETFs

380 Madison Avenue, 21st Floor
New York, NY 10017
1.866.909.WISE (9473)
www.wisdomtree.com

WisdomTree Earnings ETFs

WisdomTree Total Earnings Fund
WisdomTree Earnings 500 Fund
WisdomTree MidCap Earnings Fund
WisdomTree SmallCap Earnings Fund
WisdomTree Earnings Top 100 Fund
WisdomTree Low P/E Fund
WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.




WIS001178 (05/2009)

[LOGO]
WISDOMTREE
    Fundamental ETFs

WisdomTree Trust

International Dividend Funds

Annual Report

March 31, 2008

WisdomTree DEFA Fund
WisdomTree DEFA High-Yielding Equity Fund
WisdomTree Europe Total Dividend Fund
WisdomTree Europe High-Yielding Equity Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan Total Dividend Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree Pacific ex-Japan Total Dividend Fund
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International Dividend Top 100(SM) Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund

For the period June 5, 2007 (commencement of investment operations) through March 31, 2008

WisdomTree International Real Estate Fund

For the period July 13, 2007 (commencement of investment operations) through March 31, 2008

WisdomTree Emerging Markets High-Yielding Equity Fund

For the period October 30, 2007 (commencement of investment operations) through March 31, 2008

WisdomTree Emerging Markets SmallCap Dividend Fund

Table of Contents

Letter to Shareholders ...................................................    1
Management's Discussion of Funds' Performance ............................    2
Performance Summaries (unaudited) ........................................    4
Shareholder Expense Examples (unaudited) .................................   21
Schedules of Investments
 WisdomTree DEFA Fund ....................................................   23
 WisdomTree DEFA High-Yielding Equity Fund ...............................   29
 WisdomTree Europe Total Dividend Fund ...................................   33
 WisdomTree Europe High-Yielding Equity Fund .............................   38
 WisdomTree Europe SmallCap Dividend Fund ................................   40
 WisdomTree Japan Total Dividend Fund ....................................   45
 WisdomTree Japan High-Yielding Equity Fund ..............................   50
 WisdomTree Japan SmallCap Dividend Fund .................................   54
 WisdomTree Pacific ex-Japan Total Dividend Fund .........................   60
 WisdomTree Pacific ex-Japan High-Yielding Equity Fund ...................   63
 WisdomTree International LargeCap Dividend Fund .........................   65
 WisdomTree International Dividend Top 100(SM) Fund ......................   68
 WisdomTree International MidCap Dividend Fund ...........................   70
 WisdomTree International SmallCap Dividend Fund .........................   76
 WisdomTree International Real Estate Fund ...............................   84
 WisdomTree Emerging Markets High-Yielding Equity Fund ...................   87
 WisdomTree Emerging Markets SmallCap Dividend Fund ......................   90
Statements of Assets and Liabilities .....................................   93
Statements of Operations .................................................   97
Statements of Changes in Net Assets ......................................  101
Financial Highlights .....................................................  107
Notes to the Financial Statements ........................................  116
Report of Independent Registered Public Accounting Firm ..................  124
Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) ...  125
Frequency Distribution of Discounts & Premiums (unaudited) ...............  126
Trustees and Officers Information (unaudited) ............................  129
Supplemental Information (unaudited) .....................................  131
General Information (unaudited) ..........................................  133


"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

                     [This page intentionally left blank.]

Letter to Shareholders

Dear Shareholders:

      It is a pleasure to report highlights for the funds of the WisdomTree Trust for the fiscal year that ended March 31, 2008.

      Over this period, many U.S. and international stock markets declined between 5% and 15%, disappointing equity investors. With toxic sub-prime loans causing huge write-downs in the value of assets held at large banks and brokerage firms, financial stocks dramatically underperformed the broader market. For the first time since 1999, value stocks underperformed growth stocks in 2007, both domestically and internationally. WisdomTree's smaller capitalization U.S. funds, with greater exposure to real estate and financial stocks, generated sub-par returns for the period. Nevertheless, despite the challenging environment, 21 of WisdomTree's 36 funds with one-year track records outperformed their comparable capitalization weighted benchmark over the 12 months ended March 31, 2008.

      Some of WisdomTree's strongest relative performance occurred in the developing world. Within the past year, the Trust added the WisdomTree Emerging Markets High-Yielding Equity Fund (DEM) and the WisdomTree Emerging Markets SmallCap Dividend Fund (DGS), the first ETF to offer investors access to the small-cap segment of emerging equity markets. Since the inception of the funds (July 13, 2007 and October 30, 2007, respectively) through March 31, 2008, both DEM and DGS outperformed the capitalization-weighted barometer for the emerging markets: the MSCI Emerging Markets Index. In February, WisdomTree launched the industry's first India ETF, the WisdomTree India Earnings Fund (EPI), which gives U.S. investors exposure to local shares trading in India. By March 31, 2008, overall assets under management in the WisdomTree Trust stood at approximately $4.3 billion, up from approximately $3 billion a year earlier.

      The past fiscal year was also punctuated by an initiative that has the potential to significantly expand WisdomTree's reach: a platform that allows plan sponsors to use ETFs within employee 401(k) programs. This program gives clients the ability to use traditional index funds, actively managed mutual funds or ETFs within their retirement plans. Increasingly, investors view WisdomTree products as alternatives to both types of investments. Like traditional index funds, WisdomTree ETFs provide broad exposure to equity markets in 42 countries. But unlike traditional capitalization-weighted indexes, which set weights based on a company's market value, WisdomTree sets component weights based on income streams, such as earnings or dividends. WisdomTree is presenting advisors, plan sponsors, and self-directed investors a new way to understand and invest in equity markets. This report contains another full year of real-time performance data that will, I hope, provide greater clarity as to whether we are meeting our goal of delivering market-beating returns in a passive structure.

Thank you for your continued support.

Best regards,

/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security. Fund returns are quoted at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

The MSCI Emerging Markets Index is a market cap weighted index that is designed to measure equity market performance consisting of 25 emerging market country indexes. MSCI Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

                                      WisdomTree International Dividend Funds  1

Management's Discussion of Funds' Performance

The MSCI EAFE Index, which measures stock performance in the developed world outside the U.S. and Canada, declined by 2.68% in the year that ended March 31, 2008. International sectors with exposure to energy and commodities performed well over this period, whereas sectors with exposure to bad loans emanating from the U.S. and a weakening consumer performed poorly. In all, 11 of the Trust's first 14 international funds introduced by WisdomTree in June of 2006 outperformed their comparable market capitalization-weighted benchmark through the fiscal year that ended March 31, 2008.

WisdomTree's broadest international fund, the WisdomTree DEFA Fund (DWM), which invests in the same 21 equity markets covered by the MSCI EAFE Index*, outperformed its cap-weighted peer over this period, declining just 0.44% at NAV. DWM, which has outperformed the MSCI EAFE Index since its inception by more than 3 percentage points on an annualized basis, has benefited from having less exposure to Japan relative to the MSCI EAFE Index and more exposure to Pacific Rim markets outside Japan. Because the WisdomTree DEFA Index sets annual weights based on dividends paid, DWM had approximately 15% of its portfolio's weight invested in the Pacific Region excluding Japan, as of March 31, 2008. This equated to about 5 percentage points more exposure to this part of the world than the MSCI EAFE Index.

Over the 12 month period ended March 31, 2008, the Pacific Region outside of Japan was the best performing region of the developed world, excluding Canada. Consequently, the WisdomTree Pacific ex-Japan Total Dividend Fund (DND) was the Trust's best performing non-sector international ETF over this period. DND returned 10.58% at NAV in the year that ended March 31, 2008, 4.7 percentage points higher than the total return generated by the capitalization-weighted MSCI Pacific ex-Japan Index* over the same period. The Trust's worst international performances were generated in Japan. Although they declined less than their comparable cap weighted index, all three of WisdomTree's Japan ETFs declined between 14% and 15% at NAV for the period.

The best performance by a size segment occurred in the large-cap category. The WisdomTree International LargeCap Dividend Fund (DOL) returned 0.93% at NAV through March 31, 2008, 3.61 percentage points more than the MSCI EAFE Index. By contrast, the WisdomTree International SmallCap Dividend Fund (DLS) declined by 7.79% at NAV, outpacing the MSCI EAFE SmallCap Index* which fell by 11.13% over the period that ended March 31, 2008.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds' performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

2 WisdomTree International Dividend Funds

Management's Discussion of Funds' Performance (concluded)

The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan; the MSCI EAFE Small Cap Index measures the performance of small cap stocks in the MSCI EAFE Index; the MSCI Pacific ex-Japan Index is a market capitalization-weighted index that measures the performance of stocks in Australia, Hong Kong, Singapore and New Zealand. Performance information for the MSCI indexes assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI's express written consent.

* Performance information for the MSCI Indexes assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

                                      WisdomTree International Dividend Funds  3

Performance Summary (unaudited)

WisdomTree DEFA Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Financials                  30.3%
Consumer Non-Cyclical       14.4%
Communications              13.1%
Energy                       9.9%
Utilities                    8.9%
Industrials                  7.3%
Consumer Cyclical            7.3%
Basic Materials              6.3%
Diversified                  1.0%
Technology                   0.7%
Other                        0.8%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
===========================================
Description                 % of Net Assets
-------------------------------------------
HSBC Holdings PLC                 1.9%
-------------------------------------------
Telefonica S.A.                   1.9%
-------------------------------------------
Banco Santander Central
    Hispano, S.A.                 1.8%
-------------------------------------------
Eni SpA                           1.8%
-------------------------------------------
TOTAL S.A.                        1.7%
-------------------------------------------
BP PLC                            1.6%
-------------------------------------------
Vodafone Group PLC                1.5%
-------------------------------------------
China Mobile Ltd.                 1.4%
-------------------------------------------
Nestle S.A.                       1.2%
-------------------------------------------
Deutsche Telekom AG               1.1%
-------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (DEFA) Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia Index (WisdomTree DEFA Index).

The WisdomTree DEFA Fund (DWM) returned -0.44% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Telecommunication Services contributed most significantly to this performance, comprising on average 10.41% of the Fund and returned 15.84% over the period. China Mobile Ltd. was the top performing security in the Fund. Financials contributed the least to the Fund returning -10.67% over the period and comprising on average 31.13% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/08

=========================================================================================
                                         Average Annual Total Return
-----------------------------------------------------------------------------------------
                                                           WisdomTree
                      Net Asset Value     Market Price     DEFA Index     MSCI EAFE Index
-----------------------------------------------------------------------------------------
One Year                    (0.44)%           (0.44)%         (0.55)%          (2.68)%
-----------------------------------------------------------------------------------------
Since Inception(1)          14.98%            15.34%          15.45%           11.75%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                 WisdomTree       MSCI
    Date         DEFA Fund     EAFE Index
-----------------------------------------
 6/16/2006        $10,000       $10,000
 6/30/2006        $10,487       $10,507
 7/31/2006        $10,651       $10,611
 8/31/2006        $10,949       $10,903
 9/30/2006        $11,035       $10,920
10/31/2006        $11,554       $11,345
11/30/2006        $11,944       $11,684
12/31/2006        $12,368       $12,051
 1/31/2007        $12,436       $12,132
 2/28/2007        $12,484       $12,230
 3/31/2007        $12,894       $12,542
 4/30/2007        $13,621       $13,099
 5/31/2007        $13,862       $13,329
 6/30/2007        $13,911       $13,345
 7/31/2007        $13,676       $13,148
 8/31/2007        $13,481       $12,943
 9/30/2007        $14,265       $13,635
10/31/2007        $15,017       $14,171
11/30/2007        $14,521       $13,705
12/31/2007        $14,041       $13,397
 1/31/2008        $12,644       $12,159
 2/29/2008        $12,795       $12,333
 3/31/2008        $12,667       $12,203

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4  WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree DEFA High-Yielding Equity Fund

Sector Breakdown+ as of 3/31/08++
=================================
           [PIE CHART]

Financials                  41.0%
Communications              15.1%
Energy                      11.7%
Consumer Non-Cyclical       10.3%
Utilities                   10.2%
Industrials                  4.0%
Consumer Cyclical            3.1%
Basic Materials              3.0%
Technology                   0.4%
Diversified                  0.3%
Other                        0.9%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
==================================================
Description                        % of Net Assets
--------------------------------------------------
HSBC Holdings PLC                        3.3%
--------------------------------------------------
TOTAL S.A.                               3.0%
--------------------------------------------------
Vodafone Group PLC                       2.9%
--------------------------------------------------
BP PLC                                   2.8%
--------------------------------------------------
Eni SpA                                  2.5%
--------------------------------------------------
Telefonica, S.A.                         2.5%
--------------------------------------------------
Banco Santander Central
    Hispano, S.A.                        2.4%
--------------------------------------------------
Banca Intesa SpA                         2.1%
--------------------------------------------------
Royal Dutch Shell PLC Class A            1.8%
--------------------------------------------------
BNP Paribas                              1.8%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree DEFA High-Yielding Equity Index.

The WisdomTree DEFA High-Yielding Equity Fund (DTH) returned -2.72% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Utilities contributed most significantly to this performance, comprising on average 9.74% of the Fund and returned 17.79% over the period. Telefonica, S.A. was the top performing security in the Fund. Financials contributed the least to the Fund returning -11.44% over the period and comprising on average 41.90% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
========================================================================================
                                         Average Annual Total Return
----------------------------------------------------------------------------------------
                                                             WisdomTree
                                                                DEFA
                                                           High-Yielding      MSCI EAFE
                      Net Asset Value     Market Price      Equity Index     Value Index
----------------------------------------------------------------------------------------
One Year                    (2.72)%           (3.39)%           (1.75)%         (7.22)%
----------------------------------------------------------------------------------------
Since Inception(1)          13.24%            13.12%            15.01%           9.54%
----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                      WisdomTree
                      DEFA High-           MSCI
                   Yielding Equity         EAFE
     Date                Fund            Value Index
-----------------------------------------------------
    6/16/2006           $10,000           $10,000
    6/30/2006           $10,436           $10,473
    7/31/2006           $10,629           $10,632
    8/31/2006           $10,942           $10,959
    9/30/2006           $11,049           $11,052
   10/31/2006           $11,613           $11,533
   11/30/2006           $11,999           $11,886
   12/31/2006           $12,425           $12,299
    1/31/2007           $12,431           $12,367
    2/28/2007           $12,409           $12,471
    3/31/2007           $12,841           $12,694
    4/30/2007           $13,643           $13,276
    5/31/2007           $13,808           $13,476
    6/30/2007           $13,780           $13,474
    7/31/2007           $13,508           $13,187
    8/31/2007           $13,253           $12,903
    9/30/2007           $13,961           $13,476
   10/31/2007           $14,705           $13,993
   11/30/2007           $14,098           $13,349
   12/31/2007           $13,432           $13,032
    1/31/2008           $12,082           $11,823
    2/29/2008           $12,135           $11,839
    3/31/2008           $12,131           $11,773

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                      WisdomTree International Dividend Funds  5

Performance Summary (unaudited)

WisdomTree Europe Total Dividend Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Financials                  31.4%
Consumer Non-Cyclical       15.6%
Communications              12.0%
Energy                      11.4%
Utilities                   10.4%
Industrials                  7.2%
Consumer Cyclical            5.3%
Basic Materials              4.8%
Diversified                  0.6%
Technology                   0.5%
Other                        0.8%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
==================================================
Description                        % of Net Assets
--------------------------------------------------
HSBC Holdings PLC                        2.6%
--------------------------------------------------
TOTAL S.A.                               2.3%
--------------------------------------------------
Vodafone Group PLC                       2.3%
--------------------------------------------------
Eni SpA                                  2.3%
--------------------------------------------------
BP PLC                                   2.2%
--------------------------------------------------
Banco Santander Central
    Hispano, S.A.                        1.9%
--------------------------------------------------
Telefonica, S.A.                         1.8%
--------------------------------------------------
Royal Dutch Shell PLC Class A            1.6%
--------------------------------------------------
Banca Intesa SpA                         1.5%
--------------------------------------------------
Nestle S.A.                              1.4%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe Dividend Index.

The WisdomTree Europe Total Dividend Fund (DEB) returned -0.43% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Materials contributed most significantly to this performance, comprising on average 5.41% of the Fund and returned 23.95% over the period. ABN AMRO Holding N.V. was the top performing security in the Fund. Financials contributed the least to the Fund returning -10.91% over the period and comprising on average 32.29% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.


Performance as of 3/31/08
===============================================================================================
                                            Average Annual Total Return
-----------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                               Europe
                      Net Asset Value     Market Price     Dividend Index     MSCI Europe Index
-----------------------------------------------------------------------------------------------
One Year                    (0.43)%           (0.72)%           (1.04)%              0.18%
-----------------------------------------------------------------------------------------------
Since Inception(1)          14.44%            14.23%            15.89%              15.42%
-----------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                    WisdomTree
                      Europe
                     Dividend        MSCI
      Date             Fund      Europe Index
---------------------------------------------
     6/16/2006        $10,000      $10,000
     6/30/2006        $10,525      $10,554
     7/31/2006        $10,695      $10,715
     8/31/2006        $10,997      $11,053
     9/30/2006        $11,105      $11,148
    10/31/2006        $11,610      $11,626
    11/30/2006        $11,992      $12,039
    12/31/2006        $12,382      $12,426
     1/31/2007        $12,439      $12,499
     2/28/2007        $12,386      $12,454
     3/31/2007        $12,784      $12,906
     4/30/2007        $13,625      $13,739
     5/31/2007        $13,867      $13,981
     6/30/2007        $13,858      $13,978
     7/31/2007        $13,551      $13,680
     8/31/2007        $13,368      $13,529
     9/30/2007        $13,983      $14,214
    10/31/2007        $14,649      $14,877
    11/30/2007        $14,239      $14,400
    12/31/2007        $13,675      $14,148
     1/31/2008        $12,246      $12,672
     2/29/2008        $12,390      $12,875
     3/31/2008        $12,454      $12,929

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6  WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Europe High-Yielding Equity Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Financials                  42.8%
Communications              16.3%
Energy                      13.4%
Utilities                   10.2%
Consumer Non-Cyclical        9.9%
Industrials                  2.8%
Basic Materials              2.1%
Consumer Cyclical            1.7%
Diversified                  0.1%
Other                        0.7%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
===========================================
Description                 % of Net Assets
-------------------------------------------
HSBC Holdings PLC                 4.6%
-------------------------------------------
Vodafone Group PLC                4.1%
-------------------------------------------
BP PLC                            3.8%
-------------------------------------------
TOTAL S.A.                        3.7%
-------------------------------------------
Telefonica, S.A.                  3.5%
-------------------------------------------
Eni SpA                           3.5%
-------------------------------------------
Banco Santander Central
    Hispano, S.A.                 3.4%
-------------------------------------------
Banca Intesa SpA                  3.1%
-------------------------------------------
Enel SpA                          2.8%
-------------------------------------------
NP Paribas                        2.5%
--------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe High-Yielding Equity Index.

The WisdomTree Europe High-Yielding Equity Fund (DEW) returned -3.76% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Telecommunciation Services contributed most significantly to this performance, comprising on average 14.40% of the Fund and returned 12.64% over the period. Telefonica S.A. was the top performing security in the Fund. Financials contributed the least to the Fund returning -12.12% over the period and comprising on average 42.56% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.


Performance as of 3/31/08
========================================================================================
                                         Average Annual Total Return
----------------------------------------------------------------------------------------
                                                             WisdomTree
                                                               Europe
                                                           High-Yielding     MSCI Europe
                      Net Asset Value     Market Price      Equity Index     Value Index
----------------------------------------------------------------------------------------
One Year                    (3.76)%           (3.91)%           (3.64)%         (4.99)%
----------------------------------------------------------------------------------------
Since Inception(1)          12.06%            11.81%            12.88%          11.96%
----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                      WisdomTree
                      Europe High-
                   Yielding Equity      MSCI Europe
      Date               Fund           Value Index
------------------------------------------------------
     6/16/2006          $10,000           $10,000
     6/30/2006          $10,444           $10,514
     7/31/2006          $10,650           $10,727
     8/31/2006          $10,917           $11,092
     9/30/2006          $11,120           $11,291
    10/31/2006          $11,662           $11,834
    11/30/2006          $12,025           $12,227
    12/31/2006          $12,426           $12,614
     1/31/2007          $12,453           $12,647
     2/28/2007          $12,364           $12,565
     3/31/2007          $12,739           $12,890
     4/30/2007          $13,547           $13,786
     5/31/2007          $13,769           $14,027
     6/30/2007          $13,717           $14,040
     7/31/2007          $13,370           $13,656
     8/31/2007          $13,156           $13,416
     9/30/2007          $13,722           $13,990
    10/31/2007          $14,315           $14,653
    11/30/2007          $13,808           $13,912
    12/31/2007          $13,115           $13,653
     1/31/2008          $11,785           $12,112
     2/29/2008          $11,778           $12,150
     3/31/2008          $11,882           $12,244

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                      WisdomTree International Dividend Funds  7

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Industrials                 28.4%
Financials                  20.4%
Consumer Non-Cyclical       18.6%
Consumer Cyclical           15.1%
Communications               5.4%
Basic Materials              4.4%
Technology                   3.8%
Diversified                  1.7%
Energy                       1.4%
Utilities                    0.3%
Other                        0.5%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
===========================================
Description                 % of Net Assets
-------------------------------------------
Kungsleden Fastighets AB          1.9%
-------------------------------------------
Orion Oyj Class B                 1.8%
-------------------------------------------
Euronav N.V.                      1.4%
-------------------------------------------
F&C Asset Management PLC          1.2%
-------------------------------------------
D. Carnegie & Co. AB              1.1%
-------------------------------------------
Cofinimmo                         1.1%
-------------------------------------------
Axfood AB                         1.0%
-------------------------------------------
Techem AG                         1.0%
-------------------------------------------
Jardine Lloyd Thompson
    Group PLC                     0.9%
-------------------------------------------
Gruppo Editoriale
    L'Espresso SpA                0.9%
-------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The WisdomTree Europe SmallCap Dividend Fund (DFE) returned -10.72% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Energy contributed most significantly to this performance, comprising on average 4.36% of the Fund and returned 7.92% over the period. CMB, Cie Maritime Belge was the top performing security in the Fund. Consumer Discretionary contributed the least to the Fund returning -22.31% over the period and comprising on average 19.98% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
============================================================================================
                                           Average Annual Total Return
--------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                               Europe
                                                              SmallCap         MSCI Europe
                      Net Asset Value     Market Price     Dividend Index     SmallCap Index
--------------------------------------------------------------------------------------------
One Year                   (10.72)%           (11.27)%          (11.42)%           (9.55)%
--------------------------------------------------------------------------------------------
Since Inception(1)          13.34%             12.52%            12.89%            12.92%
--------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                        WisdomTree
                     Europe SmallCap      MSCI Europe
       Date            Dividend Fund     SmallCap Index
--------------------------------------------------------
     6/16/2006            $10,000           $10,000
     6/30/2006            $10,424           $10,476
     7/31/2006            $10,510           $10,373
     8/31/2006            $10,821           $10,660
     9/30/2006            $11,037           $10,841
    10/31/2006            $11,642           $11,435
    11/30/2006            $12,382           $12,215
    12/31/2006            $13,005           $12,790
     1/31/2007            $13,219           $13,053
     2/28/2007            $13,347           $13,105
     3/31/2007            $14,014           $13,752
     4/30/2007            $14,797           $14,537
     5/31/2007            $15,056           $14,741
     6/30/2007            $14,645           $14,512
     7/31/2007            $14,648           $14,413
     8/31/2007            $14,045           $13,799
     9/30/2007            $13,946           $13,748
    10/31/2007            $14,741           $14,771
    11/30/2007            $13,521           $13,518
    12/31/2007            $12,126           $13,115
     1/31/2008            $11,041           $11,699
     2/29/2008            $11,562           $12,308
     3/31/2008            $11,681           $12,432

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8  WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Japan Total Dividend Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Consumer Cyclical           28.7%
Industrials                 15.5%
Consumer Non-Cyclical       12.3%
Financials                  11.8%
Basic Materials              9.3%
Communications               7.6%
Utilities                    7.4%
Technology                   4.9%
Energy                       1.4%
Other                        1.1%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
==============================================
Description                    % of Net Assets
----------------------------------------------
Toyota Motor Corp.                   6.9%
----------------------------------------------
NTT DoCoMo, Inc.                     3.7%
----------------------------------------------
Nippon Telegraph &
    Telephone Corp.                  2.3%
----------------------------------------------
Honda Motor Co., Ltd.                2.2%
----------------------------------------------
Nissan Motor Co., Ltd.               2.1%
----------------------------------------------
Takeda Chemical Co., Ltd.            1.8%
----------------------------------------------
Nomura Holdings, Inc.                1.6%
----------------------------------------------
Mitsubishi UFJ Financial
    Group, Inc.                      1.6%
----------------------------------------------
Mitsubishi Corp.                     1.6%
----------------------------------------------
Canon Inc.                           1.6%
----------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index.

The WisdomTree Japan Total Dividend Fund (DXJ) returned -14.39% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Consumer Staples contributed most significantly to this performance, comprising on average 5.79% of the Fund and returned 1.98% over the period. Mitsubishi Corp. was the top performing security in the Fund. Financials contributed the least to the Fund returning -24.51% over the period and comprising on average 12.62% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/08
=============================================================================================
                                           Average Annual Total Return
---------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                           Japan Dividend
                      Net Asset Value     Market Price         Index         MSCI Japan Index
---------------------------------------------------------------------------------------------
One Year                   (14.39)%           (14.54)%         (14.37)%           (14.64)%
---------------------------------------------------------------------------------------------
Since Inception(1)          (1.49)%            (1.29)%          (1.35)%            (2.16)%
---------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                      WisdomTree
                      Japan Total        MSCI
      Date           Dividend Fund       Japan
--------------------------------------------------
     6/16/2006           $10,000        $10,000
     6/30/2006           $10,403        $10,447
     7/31/2006           $10,286        $10,389
     8/31/2006           $10,497        $10,545
     9/30/2006           $10,344        $10,372
    10/31/2006           $10,525        $10,553
    11/30/2006           $10,646        $10,627
    12/31/2006           $10,950        $10,891
     1/31/2007           $11,014        $10,984
     2/28/2007           $11,502        $11,425
     3/31/2007           $11,371        $11,274
     4/30/2007           $11,137        $11,055
     5/31/2007           $11,198        $11,235
     6/30/2007           $11,148        $11,202
     7/31/2007           $11,025        $11,183
     8/31/2007           $10,777        $10,855
     9/30/2007           $11,017        $11,105
    10/31/2007           $10,929        $11,063
    11/30/2007           $10,789        $10,860
    12/31/2007           $10,315        $10,430
     1/31/2008            $9,902         $9,954
     2/29/2008            $9,970        $10,022
     3/31/2008            $9,643         $9,616

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                      WisdomTree International Dividend Funds  9

Performance Summary (unaudited)

WisdomTree Japan High-Yielding Equity Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Consumer Cyclical           22.7%
Consumer Non-Cyclical       14.1%
Utilities                   13.8%
Basic Materials             12.7%
Communications              12.4%
Financials                   9.6%
Industrials                  8.1%
Technology                   2.6%
Energy                       2.5%
Other                        1.5%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
=====================================================
Description                           % of Net Assets
-----------------------------------------------------
NTT DoCoMo, Inc.                            10.2%
-----------------------------------------------------
Honda Motor Co., Ltd.                        7.1%
-----------------------------------------------------
Nissan Motor Co., Ltd.                       6.7%
-----------------------------------------------------
Nomura Holdings, Inc.                        5.4%
-----------------------------------------------------
JFE Holdings, Inc.                           4.1%
-----------------------------------------------------
Kansai Electric Power Co., Inc.
    (The)                                    4.0%
-----------------------------------------------------
Nippon Steel Corp.                           4.0%
-----------------------------------------------------
Daiichi Sankyo Co., Ltd.                     2.8%
-----------------------------------------------------
Chubu Electric Power Co., Inc.               2.7%
-----------------------------------------------------
Astellas Pharma, Inc.                        2.5%
-----------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan High-Yielding Equity Index.

The WisdomTree Japan High-Yielding Equity Fund (DNL) returned -14.96% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Industrials contributed most significantly to this performance, comprising on average 9.58% of the Fund and returned -0.70% over the period. Canon Inc. was the top performing security in the Fund. Consumer Discretionary contributed the least to the Fund returning -18.31% over the period and comprising on average 22.65% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
==========================================================================================
                                          Average Annual Total Return
------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                               Japan
                                                           High-Yielding      MSCI Japan
                      Net Asset Value     Market Price      Equity Index      Value Index
------------------------------------------------------------------------------------------
One Year                   (14.96)%           (15.06)%         (14.76)%          (15.77)%
------------------------------------------------------------------------------------------
Since Inception(1)           0.77%              1.14%            1.12%             0.32%
------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                       WisdomTree
                       Japan High-           MSCI
                     Yielding Equity        Japan
      Date                 Fund          Value Index
------------------------------------------------------
     6/16/2006           $10,000           $10,000
     6/30/2006           $10,357           $10,425
     7/31/2006           $10,251           $10,414
     8/31/2006           $10,562           $10,635
     9/30/2006           $10,413           $10,477
    10/31/2006           $10,684           $10,726
    11/30/2006           $10,989           $10,905
    12/31/2006           $11,498           $11,332
     1/31/2007           $11,556           $11,462
     2/28/2007           $12,086           $12,063
     3/31/2007           $11,922           $11,951
     4/30/2007           $11,649           $11,655
     5/31/2007           $11,662           $11,755
     6/30/2007           $11,513           $11,702
     7/31/2007           $11,357           $11,577
     8/31/2007           $11,138           $11,218
     9/30/2007           $11,238           $11,476
    10/31/2007           $11,229           $11,367
    11/30/2007           $11,220           $11,183
    12/31/2007           $10,665           $10,720
     1/31/2008           $10,175           $10,444
     2/29/2008           $10,188           $10,471
     3/31/2008            $9,950           $10,057

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10  WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Consumer Cyclical           28.4%
Industrials                 24.1%
Consumer Non-Cyclical       17.2%
Financials                  11.2%
Basic Materials             10.6%
Technology                   4.3%
Communications               2.1%
Utilities                    0.5%
Energy                       0.1%
Other                        1.5%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
================================================
Description                      % of Net Assets
------------------------------------------------
Bosch Corp.                            0.8%
------------------------------------------------
Nissha Printing Co., Ltd.              0.8%
------------------------------------------------
Koito Securities Co., Ltd.             0.8%
------------------------------------------------
Matsui Securities Co., Ltd.            0.7%
------------------------------------------------
MINEBEA Co., Ltd                       0.7%
------------------------------------------------
Air Water, Inc.                        0.7%
------------------------------------------------
Hitachi Koki Co., Ltd.                 0.7%
------------------------------------------------
Toyota Auto Body Co., Ltd.             0.7%
------------------------------------------------
Nippon Kayaku Co., Ltd.                0.7%
------------------------------------------------
Okasan Holdings, Inc.                  0.7%
------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The WisdomTree Japan SmallCap Dividend Fund (DFJ) returned -14.23% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Health Care contributed most significantly to this performance, comprising on average 4.07% of the Fund and returned 1.86% over the period. Daiichi Chuo Kisen Kaisha was the top performing security in the Fund. Industrials contributed the least to the Fund returning -15.13% over the period and comprising on average 24.41% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
============================================================================================
                                           Average Annual Total Return
--------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                                Japan           MSCI Japan
                      Net Asset Value     Market Price     SmallCap Index     SmallCap Index
--------------------------------------------------------------------------------------------
One Year                   (14.23)%           (14.07)%          (13.95)%          (19.03)%
--------------------------------------------------------------------------------------------
Since Inception(1)          (6.52)%            (5.63)%           (6.07)%          (11.50)%
--------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                      WisdomTree
                        Japan            MSCI
                       SmallCap          Japan
      Date          Dividend Fund    SmallCap Index
---------------------------------------------------
     6/16/2006          $10,000         $10,000
     6/30/2006          $10,207         $10,183
     7/31/2006           $9,866          $9,510
     8/31/2006          $10,018          $9,763
     9/30/2006           $9,860          $9,549
    10/31/2006           $9,779          $9,488
    11/30/2006           $9,830          $9,408
    12/31/2006           $9,957          $9,463
     1/31/2007          $10,040          $9,647
     2/28/2007          $10,441         $10,027
     3/31/2007          $10,334          $9,935
     4/30/2007          $10,300          $9,765
     5/31/2007          $10,156          $9,532
     6/30/2007          $10,212          $9,595
     7/31/2007          $10,162          $9,592
     8/31/2007           $9,777          $9,008
     9/30/2007           $9,823          $8,953
    10/31/2007           $9,854          $9,277
    11/30/2007           $9,663          $8,887
    12/31/2007           $9,074          $8,355
     1/31/2008           $8,714          $7,945
     2/29/2008           $8,754          $8,032
     3/31/2008           $8,748          $8,035

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                     WisdomTree International Dividend Funds  11

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Financials                  36.1%
Communications              20.5%
Industrials                  9.2%
Basic Materials              9.1%
Energy                       6.8%
Consumer Non-Cyclical        6.2%
Consumer Cyclical            4.1%
Diversified                  3.4%
Utilities                    3.3%
Technology                   0.4%
Other                        0.9%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
================================================
Description                      % of Net Assets
------------------------------------------------
China Mobile Ltd.                      8.4%
------------------------------------------------
Telstra Corp. Ltd.                     4.9%
------------------------------------------------
Commonwealth Bank of
    Australia                          4.5%
------------------------------------------------
National Australian Bank Ltd.          3.9%
------------------------------------------------
BHP Billiton Ltd.                      3.7%
------------------------------------------------
Westpac Banking Corp.                  3.6%
------------------------------------------------
Australia & New Zealand
    Banking Group Ltd.                 3.4%
------------------------------------------------
CNOOC Ltd.                             2.9%
------------------------------------------------
Singapore
    Telecommunications Ltd.            2.7%
------------------------------------------------
Hang Seng Bank Ltd.                    2.5%
------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree Pacific ex-Japan Total Dividend Fund (DND) returned 10.58% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Telecommunication Services contributed most significantly to this performance, comprising on average 16.63% of the Fund and returned 37.25% over the period. China Mobile Ltd. was the top performing security in the Fund. Financials contributed the least to the Fund returning -1.44% over the period and comprising on average 40.05% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/08
==============================================================================================
                                            Average Annual Total Return
----------------------------------------------------------------------------------------------
                                                              WisdomTree
                                                           Pacific ex-Japan      MSCI Pacific
                      Net Asset Value     Market Price      Dividend Index      ex-Japan Index
----------------------------------------------------------------------------------------------
One Year                    10.58%            10.27%             12.27%              5.88%
----------------------------------------------------------------------------------------------
Since Inception(1)          26.03%            26.40%             27.51%             21.65%
----------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                     WisdomTree Pacific         MSCI
                       ex-Japan Total        Pacific ex-
      Date             Dividend Fund         Japan Index
-----------------------------------------------------------
     6/16/2006             $10,000             $10,000
     6/30/2006             $10,288             $10,302
     7/31/2006             $10,499             $10,426
     8/31/2006             $10,827             $10,749
     9/30/2006             $10,847             $10,706
    10/31/2006             $11,625             $11,441
    11/30/2006             $12,138             $11,976
    12/31/2006             $12,714             $12,494
     1/31/2007             $12,844             $12,610
     2/28/2007             $13,038             $12,825
     3/31/2007             $13,680             $13,413
     4/30/2007             $14,403             $14,093
     5/31/2007             $14,717             $14,372
     6/30/2007             $15,070             $14,687
     7/31/2007             $15,278             $14,760
     8/31/2007             $14,971             $14,499
     9/30/2007             $17,018             $16,609
    10/31/2007             $18,728             $17,902
    11/30/2007             $17,484             $16,711
    12/31/2007             $16,734             $16,333
     1/31/2008             $15,039             $14,676
     2/29/2008             $15,483             $14,939
     3/31/2008             $14,779             $14,207

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12  WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Financials                  49.8%
Communications              14.9%
Industrials                 12.3%
Consumer Non-Cyclical        8.1%
Basic Materials              6.2%
Consumer Cyclical            4.8%
Energy                       1.7%
Utilities                    0.3%
Technology                   0.2%
Other                        1.7%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
=================================================
Description                       % of Net Assets
-------------------------------------------------
Telstra Corp. Ltd.                      9.4%
-------------------------------------------------
Westpac Banking Corp.                   8.5%
-------------------------------------------------
Commonwealth Bank of
    Australia                           8.0%
-------------------------------------------------
Australia & New Zealand
    Banking Group Ltd.                  7.1%
-------------------------------------------------
National Australia Bank Ltd.            7.0%
-------------------------------------------------
Hang Seng Bank Ltd.                     6.1%
-------------------------------------------------
Wesfarmers Ltd.                         4.7%
-------------------------------------------------
Suncorp-Metway Ltd.                     2.8%
-------------------------------------------------
St.George Bank Ltd.                     2.8%
-------------------------------------------------
AMP Ltd.                                2.7%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan High-Yielding Equity Index.

The WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH) returned -0.69% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Telecommunication Services contributed most significantly to this performance, comprising on average 11.27% of the Fund and returned 10.07% over the period. Hang Seng Bank Ltd. was the top performing security in the Fund. Financials contributed the least to the Fund returning -4.23% over the period and comprising on average 51.36% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
============================================================================================
                                           Average Annual Total Return
--------------------------------------------------------------------------------------------
                                                              WisdomTree
                                                           Pacific ex-Japan     MSCI Pacific
                                                             High-Yielding        ex-Japan
                      Net Asset Value     Market Price       Equity Index       Value Index
--------------------------------------------------------------------------------------------
One Year                    (0.69)%           (0.66)%            (0.04)%            (1.44)%
--------------------------------------------------------------------------------------------
Since Inception(1)          19.27%            19.67%             20.17%             16.51%
--------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                        WisdomTree
                        Pacific ex-
                        Japan High-         MSCI Pacific
                      Yielding Equity          ex-Japan
      Date                  Fund             Value Index
-----------------------------------------------------------
     6/16/2006             $10,000             $10,000
     6/30/2006             $10,184             $10,288
     7/31/2006             $10,390             $10,512
     8/31/2006             $10,757             $10,853
     9/30/2006             $10,755             $10,855
    10/31/2006             $11,683             $11,537
    11/30/2006             $12,177             $12,094
    12/31/2006             $12,678             $12,674
     1/31/2007             $12,775             $12,831
     2/28/2007             $13,044             $12,926
     3/31/2007             $13,802             $13,342
     4/30/2007             $14,789             $14,081
     5/31/2007             $14,886             $14,253
     6/30/2007             $15,137             $14,283
     7/31/2007             $15,061             $14,284
     8/31/2007             $14,294             $13,864
     9/30/2007             $15,832             $15,349
    10/31/2007             $17,109             $16,527
    11/30/2007             $15,829             $15,297
    12/31/2007             $14,658             $14,955
     1/31/2008             $13,451             $13,613
     2/29/2008             $13,569             $13,428
     3/31/2008             $13,024             $13,149

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                     WisdomTree International Dividend Funds  13

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Financials                  34.3%
Communications              14.4%
Consumer Non-Cyclical       13.3%
Energy                      11.6%
Utilities                    9.7%
Consumer Cyclical            5.1%
Basic Materials              4.9%
Industrials                  4.9%
Diversified                  0.7%
Technology                   0.5%
Other                        0.6%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
==================================================
Description                        % of Net Assets
--------------------------------------------------
HSBC Holdings PLC                        2.9%
--------------------------------------------------
TOTAL S.A.                               2.5%
--------------------------------------------------
Eni SpA                                  2.3%
--------------------------------------------------
BP PLC                                   2.2%
--------------------------------------------------
Banco Santander Central
    Hispano, S.A.                        2.0%
--------------------------------------------------
Telefonica, S.A.                         2.0%
--------------------------------------------------
Vodafone Group PLC                       2.0%
--------------------------------------------------
China Mobile Ltd.                        1.8%
--------------------------------------------------
Banca Intesa SpA                         1.6%
--------------------------------------------------
Royal Dutch Shell PLC Class A            1.6%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The WisdomTree International LargeCap Dividend Fund (DOL) returned 0.93% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Telecommunication Services contributed most significantly to this performance, comprising on average 12.55% of the Fund and returned 15.22% over the period. China Mobile Ltd. was the top performing security in the Fund. Financials contributed the least to the Fund returning -9.85% over the period and comprising on average 35.53% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/08
=============================================================================================
                                           Average Annual Total Return
---------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                            International
                                                              LargeCap
                      Net Asset Value     Market Price     Dividend Index     MSCI EAFE Index
---------------------------------------------------------------------------------------------
One Year                    0.93%              0.42%             1.11%             (2.68)%
---------------------------------------------------------------------------------------------
Since Inception(1)         14.42%             14.03%            15.52%             11.75%
---------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                        WisdomTree
                       International
                     LargeCap Dividend        MSCI
      Date                  Fund           EAFE Index
--------------------------------------------------------
     6/16/2006            $10,000            $10,000
     6/30/2006            $10,499            $10,507
     7/31/2006            $10,670            $10,611
     8/31/2006            $10,975            $10,903
     9/30/2006            $11,023            $10,920
    10/31/2006            $11,534            $11,345
    11/30/2006            $11,877            $11,684
    12/31/2006            $12,245            $12,051
     1/31/2007            $12,279            $12,132
     2/28/2007            $12,267            $12,230
     3/31/2007            $12,608            $12,542
     4/30/2007            $13,340            $13,099
     5/31/2007            $13,546            $13,329
     6/30/2007            $13,617            $13,345
     7/31/2007            $13,377            $13,148
     8/31/2007            $13,265            $12,943
     9/30/2007            $14,087            $13,635
    10/31/2007            $14,835            $14,171
    11/30/2007            $14,400            $13,705
    12/31/2007            $13,852            $13,397
     1/31/2008            $12,412            $12,159
     2/29/2008            $12,506            $12,333
     3/31/2008            $12,470            $12,203

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


14  WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree International Dividend Top 100(SM) Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Financials                  48.3%
Communications              17.3%
Utilities                   11.5%
Consumer Non-Cyclical        8.4%
Energy                       7.2%
Industrials                  2.7%
Consumer Cyclical            2.1%
Basic Materials              1.8%
Other                        0.7%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
============================================
Description                  % of Net Assets
--------------------------------------------
Telstra Corp. Ltd.                 2.2%
--------------------------------------------
Banca Intesa SpA                   2.1%
--------------------------------------------
Enel SpA                           1.8%
--------------------------------------------
Lloyds TSB Group PLC               1.7%
--------------------------------------------
Woodside Petroleum Ltd.            1.6%
--------------------------------------------
DnB NOR ASA                        1.6%
--------------------------------------------
Westpac Banking Corp.              1.6%
--------------------------------------------
Belgacom S.A.                      1.6%
--------------------------------------------
Vivendi S.A.                       1.5%
--------------------------------------------
Commonwealth Bank of
    Australia                      1.5%
--------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Dividend Top 100(SM) Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Dividend Top 100(SM) Index.

The WisdomTree International Dividend Top 100(SM) Fund (DOO) returned -1.05% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Utilities contributed most significantly to this performance, comprising on average 11.89% of the Fund and returned 17.15% over the period. Woodside Petroleum Ltd. was the top performing security in the Fund. Financials contributed the least to the Fund returning -9.51% over the period and comprising on average 49.08% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
========================================================================================
                                         Average Annual Total Return
----------------------------------------------------------------------------------------
                                                             WisdomTree
                                                           International
                                                              Dividend        MSCI EAFE
                      Net Asset Value     Market Price     Top 100 Index     Value Index
----------------------------------------------------------------------------------------
One Year                    (1.05)%           (1.93)%           (0.48)%         (7.22)%
----------------------------------------------------------------------------------------
Since Inception(1)          17.00%            16.40%            17.91%           9.54%
----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                       WisdomTree
                      International         MSCI
                      Dividend Top          EAFE
      Date            100(SM) Fund       Value Index
------------------------------------------------------
     6/16/2006          $10,000            $10,000
     6/30/2006          $10,456            $10,473
     7/31/2006          $10,621            $10,632
     8/31/2006          $11,019            $10,959
     9/30/2006          $11,224            $11,052
    10/31/2006          $11,810            $11,533
    11/30/2006          $12,266            $11,886
    12/31/2006          $12,801            $12,299
     1/31/2007          $12,871            $12,367
     2/28/2007          $12,907            $12,471
     3/31/2007          $13,383            $12,694
     4/30/2007          $14,188            $13,276
     5/31/2007          $14,357            $13,476
     6/30/2007          $14,230            $13,474
     7/31/2007          $13,994            $13,187
     8/31/2007          $13,806            $12,903
     9/30/2007          $14,628            $13,476
    10/31/2007          $15,533            $13,993
    11/30/2007          $14,886            $13,349
    12/31/2007          $14,228            $13,032
     1/31/2008          $12,892            $11,823
     2/29/2008          $12,934            $11,839
     3/31/2008          $12,909            $11,773

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                     WisdomTree International Dividend Funds  15

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Financials                  17.7%
Industrials                 17.0%
Consumer Non-Cyclical       14.2%
Consumer Cyclical           13.1%
Basic Materials             12.1%
Utilities                    8.7%
Communications               8.7%
Energy                       3.4%
Diversified                  2.4%
Technology                   2.0%
Other                        0.7%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
==================================================
Description                        % of Net Assets
--------------------------------------------------
Wesfarmers Ltd.                          1.6%
--------------------------------------------------
United Utilities PLC                     1.3%
--------------------------------------------------
Societe Des Autoroutes
    Paris-Rhin-Rhone                     1.1%
--------------------------------------------------
Scottish & Newcastle PLC                 1.0%
--------------------------------------------------
HongKong Electric Holdings Ltd.          1.0%
--------------------------------------------------
Telecom Corp. of
    New Zealand Ltd.                     0.9%
--------------------------------------------------
Snam Rete Gas SpA                        0.9%
--------------------------------------------------
BlueScope Steel Ltd.                     0.8%
--------------------------------------------------
Alleanza Assicurazioni SpA               0.8%
--------------------------------------------------
Casino Guichard Perrachon S.A.           0.7%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The WisdomTree International MidCap Dividend Fund (DIM) returned -4.61% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Consumer Staples contributed most significantly to this performance, comprising on average 8.52% of the Fund and returned 9.23% over the period. Hong Kong Exchanges & Clearing Ltd. was the top performing security in the Fund. Consumer Discretionary contributed the least to the Fund returning -21.59% over the period and comprising on average 18.25% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
=============================================================================================
                                           Average Annual Total Return
---------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                            International
                                                           MidCap Dividend
                      Net Asset Value     Market Price          Index         MSCI EAFE Index
---------------------------------------------------------------------------------------------
One Year                    (4.61)%           (5.31)%           (4.67)%            (2.68)%
---------------------------------------------------------------------------------------------
Since Inception(1)          15.45%            14.98%            15.99%             11.75%
---------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                         WisdomTree
                     International MidCap       MSCI
      Date               Dividend Fund       EAFE Index
---------------------------------------------------------
     6/16/2006             $10,000            $10,000
     6/30/2006             $10,435            $10,507
     7/31/2006             $10,571            $10,611
     8/31/2006             $10,958            $10,903
     9/30/2006             $11,199            $10,920
    10/31/2006             $11,728            $11,345
    11/30/2006             $12,216            $11,684
    12/31/2006             $12,757            $12,051
     1/31/2007             $12,837            $12,132
     2/28/2007             $12,941            $12,230
     3/31/2007             $13,557            $12,542
     4/30/2007             $14,256            $13,099
     5/31/2007             $14,538            $13,329
     6/30/2007             $14,404            $13,345
     7/31/2007             $14,208            $13,148
     8/31/2007             $13,883            $12,943
     9/30/2007             $14,449            $13,635
    10/31/2007             $15,065            $14,171
    11/30/2007             $14,318            $13,705
    12/31/2007             $13,513            $13,397
     1/31/2008             $12,365            $12,159
     2/29/2008             $12,703            $12,333
     3/31/2008             $12,563            $12,203

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

16  WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund

Sector Breakdown+ as of 3/31/08++
=================================
          [PIE CHART]

Industrials                 25.7%
Consumer Non-Cyclical       18.2%
Financials                  16.8%
Consumer Cyclical           15.5%
Communications               7.4%
Basic Materials              7.1%
Energy                       2.7%
Technology                   2.5%
Diversified                  1.6%
Utilities                    1.4%
Other                        1.1%
---------------------------------

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/08
==================================================
Description                        % of Net Assets
--------------------------------------------------
Wing Lung Bank Ltd.                      0.9%
--------------------------------------------------
Kungsleden Fastighets AB                 0.8%
--------------------------------------------------
Euronav N.V.                             0.7%
--------------------------------------------------
Stagecoach Group PLC                     0.7%
--------------------------------------------------
CSR Ltd.                                 0.7%
--------------------------------------------------
Orion Oyj Class B                        0.6%
--------------------------------------------------
MacArthur Coal Ltd.                      0.6%
--------------------------------------------------
Electrocomponents PLC                    0.6%
--------------------------------------------------
Singapore Petroleum Co., Ltd.            0.6%
--------------------------------------------------
SMRT Corp. Ltd.                          0.6%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The WisdomTree International SmallCap Dividend Fund (DLS) returned -7.79 at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Materials contributed most significantly to this performance, comprising on average 9.03% of the Fund and returned 3.91% over the period. Wing Lung Bank Ltd. was the top performing security in the Fund. Consumer Discretionary contributed the least to the Fund returning -16.98% over the period and comprising on average 21.42% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
============================================================================================
                                           Average Annual Total Return
--------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                            International
                                                              SmallCap          MSCI EAFE
                      Net Asset Value     Market Price     Dividend Index     SmallCap Index
--------------------------------------------------------------------------------------------
One Year                    (7.79)%           (7.87)%           (7.91)%           (11.13)%
--------------------------------------------------------------------------------------------
Since Inception(1)          13.12%            13.20%            12.71%              5.62%
--------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

[LINE CHART]

Growth of $10,000 Investment

                        WisdomTree
                       International          MSCI
                     SmallCap Dividend        EAFE
      Date                 Fund          SmallCap Index
--------------------------------------------------------
     6/16/2006            $10,000           $10,000
     6/30/2006            $10,344           $10,338
     7/31/2006            $10,379           $10,059
     8/31/2006            $10,628           $10,340
     9/30/2006            $10,810           $10,380
    10/31/2006            $11,366           $10,760
    11/30/2006            $11,964           $11,222
    12/31/2006            $12,506           $11,595
     1/31/2007            $12,694           $11,838
     2/28/2007            $12,911           $12,035
     3/31/2007            $13,521           $12,418
     4/30/2007            $14,237           $12,879
     5/31/2007            $14,442           $12,972
     6/30/2007            $14,258           $12,943
     7/31/2007            $14,275           $12,893
     8/31/2007            $13,555           $12,227
     9/30/2007            $13,876           $12,362
    10/31/2007            $14,684           $13,132
    11/30/2007            $13,785           $12,187
    12/31/2007            $13,056           $11,763
     1/31/2008            $11,963           $10,615
     2/29/2008            $12,287           $11,065
     3/31/2008            $12,187           $11,029

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                     WisdomTree International Dividend Funds  17

Performance Summary (unaudited)

WisdomTree International Real Estate Fund

Industry Breakdown+ as of 3/31/08
====================================
            [PIE CHART]

Real Estate Management &
  Development                 44.6%
Retail REITS                  23.9%
Diversified REITS             15.7%
Office REITS                   9.0%
Industrial REITS               5.1%
Residential REITS              0.8%
Specialized REITS              0.3%
Other                          0.6%
------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
=================================================
Description                       % of Net Assets
-------------------------------------------------
Westfield Group                         9.9%
-------------------------------------------------
Sun Hung Kai Properties Ltd.            6.9%
-------------------------------------------------
Cheung Kong (Holdings) Ltd.             4.9%
-------------------------------------------------
Stockland                               2.9%
-------------------------------------------------
Henderson Land Development
    Co., Ltd.                           2.9%
-------------------------------------------------
Land Securities Group PLC               2.5%
-------------------------------------------------
Wharf Holdings Ltd.                     2.4%
-------------------------------------------------
Hang Lung Properties Ltd.               2.4%
-------------------------------------------------
GPT Group                               2.3%
-------------------------------------------------
Metrovacesa S.A.                        2.1%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Real Estate Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index.

The WisdomTree International Real Estate Fund (DRW) returned -15.90% from its inception on June 5, 2007 through March 31, 2008 (for more complete performance information, please see below). Hong Kong contributed most significantly to this performance, comprising on average 26.33% of the Fund and returned 9.19% over the period. Sun Hung Kai Properties Ltd. was the top performing security in the Fund. Australia contributed the least to the Fund returning -23.09% over the period and comprising on average 33.15% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
==============================================================================================
                                              Cumulative Total Return
----------------------------------------------------------------------------------------------
                                                            WisdomTree
                                                           International
                                                            Real Estate     Dow Jones Wilshire
                      Net Asset Value     Market Price         Index        ex-U.S. RESI Index
----------------------------------------------------------------------------------------------
Since Inception(1)         (15.90)%           (15.41)%         (14.87)%           (22.12)%
----------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on June 5, 2007.

[LINE CHART]

Growth of $10,000 Investment

                                           Dow Jones
                                        Wilshire ex-U.S.
                      WisdomTree          Real Estate
                  International Real      Securities
     Date            Estate Fund             Index
----------------------------------------------------------
     6/5/2007            $10,000           $10,000
    6/30/2007             $9,542            $9,371
    7/31/2007             $9,372            $8,887
    8/31/2007             $9,308            $8,852
    9/30/2007            $10,183            $9,307
   10/31/2007            $10,678            $9,512
   11/30/2007            $10,092            $8,795
   12/31/2007             $9,303            $8,377
    1/31/2008             $8,461            $7,924
    2/29/2008             $8,380            $7,948
    3/31/2008             $8,063            $7,788

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

18  WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets High-Yielding Equity Fund

Industry Breakdown+ as of 3/31/08
=========================================
              [PIE CHART]

Materials                           22.6%
Energy                              19.2%
Telecommunication Services          17.0%
Banks                               12.2%
Utilities                            4.7%
Transportation                       3.7%
Semiconductors & Semiconductor
Equipment                            3.7%
Food, Beverages & Tobacco            3.6%
Capital Goods                        2.6%
Technology Hardware & Equipment      2.4%
Diversified Financials               1.9%
Other                                6.4%
-----------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
==============================================
Description                    % of Net Assets
----------------------------------------------
Petroleo Brasileiro S.A.             7.9%
----------------------------------------------
Taiwan Semiconductor
    Manufacturing Co., Ltd.          3.4%
----------------------------------------------
Formosa Petrochemical Corp.          3.1%
----------------------------------------------
Chunghwa Telecom Co., Ltd.           3.1%
----------------------------------------------
China Steel Corp.                    3.1%
----------------------------------------------
Anglo Platinum Ltd.                  2.7%
----------------------------------------------
S-Oil Corp.                          2.4%
----------------------------------------------
PTT PCL                              2.3%
----------------------------------------------
Formosa Chemicals & Fibre
    Corp.                            2.1%
----------------------------------------------
Nan Ya Plastics Corp.                2.0%
----------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High-Yielding Equity Index.

The WisdomTree Emerging Markets High-Yielding Equity Fund (DEM) returned 3.23% from its inception on July 13, 2007 through March 31, 2008 (for more complete performance information, please see below). Materials contributed most significantly to this performance, comprising on average 21.67% of the Fund and returned 15.97% over the period. Petroleo Brasileiro S.A. - Pertrobras was the top performing security in the Fund. Financials contributed the least to the Fund returning -4.60% over the period and comprising on average 15.74% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.63%.

Performance as of 3/31/08
==========================================================================================
                                            Cumulative Total Return
------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                              Emerging
                                                              Markets
                                                           High-Yielding     MSCI Emerging
                      Net Asset Value     Market Price      Equity Index     Markets Index
------------------------------------------------------------------------------------------
Since Inception(1)          3.23%              0.98%            3.77%            (2.51)%
------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on July 13, 2007.

[LINE CHART]

Growth of $10,000 Investment

                       WisdomTree                MSCI
                    Emerging Markets           Emerging
                     High-Yielding             Markets
     Date             Equity Fund               Index
-------------------------------------------------------------
     7/13/2007           $10,000               $10,000
     7/31/2007            $9,591                $9,724
     8/31/2007            $9,525                $9,518
     9/30/2007           $10,420               $10,569
    10/31/2007           $10,926               $11,747
    11/30/2007           $10,327               $10,915
    12/31/2007            $9,519               $10,953
     1/31/2008            $8,658                $9,586
     2/29/2008            $8,575               $10,294
     3/31/2008            $8,251                $9,749

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                     WisdomTree International Dividend Funds  19

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund

Industry Breakdown+ as of 3/31/08
=======================================
              [PIE CHART]

Transportation                    11.9%
Capital Goods                     11.0%
Materials                         10.9%
Food, Beverages & Tobacco          7.4%
Technology Hardware & Equipment    7.3%
Energy                             5.0%
Banks                              4.3%
Consumer Durables & Apparel        4.1%
Retailing                          4.1%
Insurance                          3.4%
Utilities                          3.0%
Other                             27.6%
---------------------------------------

+ The Fund's industy breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
================================================
Description                      % of Net Assets
------------------------------------------------
IDB Development Corp., Ltd.            2.7%
------------------------------------------------
Grupo Continental SAB de C.V.          1.9%
------------------------------------------------
Berjaya Sports Toto Bhd                1.7%
------------------------------------------------
Evergreen Marine Corp.
    (Taiwan) Ltd.                      1.6%
------------------------------------------------
U-Ming Marine Transport Corp.          1.5%
------------------------------------------------
IDB Holding Corp., Ltd.                1.5%
------------------------------------------------
Yang Ming Marine
    Transport Corp.                    1.4%
------------------------------------------------
PTT Aromatics & Refining PCL           1.4%
------------------------------------------------
Northam Platinum Ltd.                  1.4%
------------------------------------------------
Discount Investment Corp.              1.2%
------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) returned -14.57% from its inception on October 30, 2007 through March 31, 2008 (for more complete performance information, please see below). Health Care contributed most significantly to this performance, comprising on average 0.77% of the Fund and returned -19.20% over the period. Taiwan Fertilizer Co., Ltd. was the top performing security in the Fund. Industrials contributed the least to the Fund returning -15.09% over the period and comprising on average 25.75% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.63%.

Performance as of 3/31/08
===========================================================================================
                                            Cumulative Total Return
-------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                              Emerging
                                                               Markets
                                                              SmallCap        MSCI Emerging
                      Net Asset Value     Market Price     Dividend Index     Markets Index
-------------------------------------------------------------------------------------------
Since Inception(1)         (14.57)%           (13.63)%          (13.75)%          (16.62)%
-------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 30, 2007.

[LINE CHART]

Growth of $10,000 Investment

                     WisdomTree              MSCI
                  Emerging Markets         Emerging
                      SmallCap             Markets
     Date          Dividend Fund            Index
---------------------------------------------------------
    10/30/2007         $10,000             $10,000
    10/31/2007         $10,016             $10,047
    11/30/2007          $9,182              $9,335
    12/31/2007          $9,207              $9,368
     1/31/2008          $8,102              $8,199
     2/29/2008          $8,799              $8,804
     3/31/2008          $8,535              $8,338

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

20  WisdomTree International Dividend Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008 for all Funds except the WisdomTree Emerging Markets SmallCap Dividend Fund whose period was October 30, 2007 through March 31, 2008.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 10/01/07 to 3/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     WisdomTree International Dividend Funds  21

Shareholder Expense Examples (unaudited) (concluded)

===================================================================================================================
                                                                                      Annualized
                                                                                    Expense Ratio     Expenses Paid
                                                                                     Based on the      During the
                                                  Beginning           Ending            Period          Period+
                                                Account Value     Account Value      10/01/07 to       10/01/07 to
                                                   10/01/07          3/31/08           3/31/08           3/31/08
-------------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund
  Actual                                         $ 1,000.00        $   899.92            0.48%           $ 2.30
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.58            0.48%           $ 2.45
-------------------------------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund
  Actual                                         $ 1,000.00        $   894.76            0.58%           $ 2.77
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.08            0.58%           $ 2.95
-------------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund
  Actual                                         $ 1,000.00        $   910.32            0.48%           $ 2.31
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.58            0.48%           $ 2.45
-------------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund
  Actual                                         $ 1,000.00        $   893.51            0.58%           $ 2.77
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.08            0.58%           $ 2.95
-------------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund
  Actual                                         $ 1,000.00        $   897.14            0.58%           $ 2.77
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.08            0.58%           $ 2.95
-------------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund
  Actual                                         $ 1,000.00        $   883.51            0.48%           $ 2.28
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.58            0.48%           $ 2.45
-------------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund
  Actual                                         $ 1,000.00        $   902.13            0.58%           $ 2.78
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.08            0.58%           $ 2.95
-------------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund
  Actual                                         $ 1,000.00        $   902.33            0.58%           $ 2.78
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.09            0.58%           $ 2.95
-------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund
  Actual                                         $ 1,000.00        $   888.91            0.48%           $ 2.29
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.58            0.48%           $ 2.45
-------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
  Actual                                         $ 1,000.00        $   865.70            0.58%           $ 2.73
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.08            0.58%           $ 2.95
-------------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund
  Actual                                         $ 1,000.00        $   903.32            0.48%           $ 2.30
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.59            0.48%           $ 2.45
-------------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund
  Actual                                         $ 1,000.00        $   905.35            0.58%           $ 2.78
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.08            0.58%           $ 2.95
-------------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund
  Actual                                         $ 1,000.00        $   895.03            0.58%           $ 2.77
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.08            0.58%           $ 2.95
-------------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund
  Actual                                         $ 1,000.00        $   898.50            0.58%           $ 2.77
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.08            0.58%           $ 2.95
-------------------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Fund
  Actual                                         $ 1,000.00        $   825.83            0.58%           $ 2.67
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.08            0.58%           $ 2.95
-------------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund
  Actual                                         $ 1,000.00        $ 1,007.45            0.63%           $ 3.18
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,021.83            0.63%           $ 3.21
-------------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets SmallCap Dividend Fund*
  Actual                                         $ 1,000.00        $   854.31            0.63%           $ 2.47
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,021.86            0.63%           $ 3.21
-------------------------------------------------------------------------------------------------------------------

* Commencement of investment operations for the Emerging Markets SmallCap Dividend Fund is October 30, 2007.

+ Expenses are calculating using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect one-half year period) except for actual return information which reflects the 154 day period for WisdomTree Emerging Markets SmallCap Dividend Fund.

22  WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree DEFA Fund

March 31, 2008

=============================================================================
Investments                                        Shares        U.S. $ Value
-----------------------------------------------------------------------------
COMMON STOCKS - 99.2%
Australia - 8.5%
Alumina Ltd.                                         70,810    $     368,442
Amcor Ltd.                                           72,364          472,311
AMP Ltd.                                             80,474          576,667
Aristocrat Leisure Ltd.                              35,284          309,206
Austbrokers Holdings Ltd.                            27,737           97,481
Australia & New Zealand Banking Group Ltd.          101,618        2,091,783
Australian Stock Exchange Ltd.                       15,050          513,816
AXA Asia Pacific Holdings Ltd.                       71,373          358,341
BHP Billiton Ltd.                                    81,736        2,671,881
Billabong International Ltd.(a)                      33,337          395,612
BlueScope Steel Ltd.                                 60,033          540,887
Caltex Australia Ltd.                                23,001          273,164
Chandler Macleod Ltd                                 68,601           41,331
Coca-Cola Amatil Ltd.                                65,793          510,503
Commonwealth Bank of Australia                       81,506        3,110,780
Computershare Ltd.                                   44,698          357,023
Consolidated Media Holdings Ltd.                     11,026           37,543
CSL Ltd.                                             26,248          884,382
CSR Ltd.                                            147,626          431,233
Energy Developments Ltd.(a)                          66,460          142,570
FairFax Media Ltd.                                  123,434          390,988
Foster's Group Ltd.                                  97,855          457,354
Harvey Norman Holdings Ltd.                         119,012          424,783
Insurance Australia Group Ltd.(a)                   109,297          365,165
Leighton Holdings Ltd.(a)                            17,270          674,739
Lend Lease Corp. Ltd.                                33,418          404,200
Lion Nathan Ltd.                                     60,869          486,187
Macquarie Group Ltd.(a)                               8,317          401,019
National Australia Bank Ltd.                         91,885        2,528,899
Newcrest Mining Ltd.                                 23,653          720,513
Orica Ltd.                                           21,551          573,070
Perpetual Ltd.                                        7,009          344,541
Qantas Airways Ltd.                                 161,817          580,519
QBE Insurance Group Ltd.                             28,186          571,454
Rio Tinto Ltd.(a)                                     8,128          908,907
Santos Ltd.                                          42,804          566,568
Sonic Healthcare Ltd.                                33,701          423,005
SP Telemedia Ltd.(a)                                792,711          260,506
St.George Bank Ltd.                                  32,176          755,151
Suncorp-Metway Ltd.                                  57,437          674,792
TABCORP Holdings Ltd.                                38,070          491,744
Telstra Corp. Ltd.                                  655,885        2,634,389
Toll Holdings Ltd.                                   32,041          293,071
Wesfarmers Ltd.                                      27,870        1,017,391
Wesfarmers Ltd. -Price Protected Shares*              5,740          210,953
Westpac Banking Corp.                               103,210        2,237,613
Woodside Petroleum Ltd.                              18,996          945,057
Woolworths Ltd.                                      45,207        1,196,749
Zinifex Ltd.                                         27,422          249,821
                                                                ------------
Total Australia                                                   35,974,104
----------------------------------------------------------------------------
Austria - 0.4%
Andritz AG                                              756           41,652
Bank Austria Creditanstalt AG                         3,513          779,313
BOEHLER-UDDEHOLM AG                                   1,231          136,541
Flughafen Wien AG                                       621           75,109
OMV AG                                                2,897          192,156
Schoeller-Bleckmann Oilfield Equipment AG               486           43,464
voestalpine AG                                        2,064          143,902
Wienerberger AG                                       2,120          113,173
                                                                ------------
Total Austria                                                      1,525,310
----------------------------------------------------------------------------
Belgium - 1.7%
Barco N.V.                                            4,258          306,045
Bekaert S.A.                                            891          130,129
Belgacom S.A.                                        18,531          823,640
Cofinimmo                                               956          207,441
Compagnie Maritime Belge S.A.                         4,804          324,431
Delhaize Group                                        1,904          150,366
Dexia N.V.                                           39,065        1,117,303
Euronav N.V.                                          6,919          263,782
Exmar N.V.                                            4,869          126,992
Fortis N.V.                                           3,882           98,174
Groep Colruyt S.A.                                      675          174,340
InBev N.V.                                            7,189          634,953
KBC Ancora                                              625           64,531
KBC Groep N.V.                                       10,445        1,359,468
Mobistar S.A.                                         4,641          422,114
Solvay S.A.                                           2,337          299,284
UCB S.A.                                             17,572          612,701
                                                                ------------
Total Belgium                                                      7,115,694
----------------------------------------------------------------------------
Denmark - 0.8%
A/S Dampskibsselskabat Torm                           5,602          166,646
Amagerbanken A/S                                     10,375          438,699
Danisco A/S                                           4,093          300,045
Danske Bank A/S                                      26,807          992,535
H. Lundbeck A/S                                      12,901          323,467
NKT Holding A/S                                         650           46,959
Novo-Nordisk A/S Class B                             10,602          727,638
Rella Holding A/S                                    16,100          239,469
                                                                ------------
Total Denmark                                                      3,235,458
----------------------------------------------------------------------------
Finland - 2.0%
Elisa Oyj                                             4,193          105,108
Finnair Oyj                                           5,415           62,293
Fortum Oyj                                           50,471        2,064,124
KCI Konecranes Oyj(a)                                 4,055          156,779
Kemira Oyj                                            5,415           83,229
Kesko Oyj Class B                                     2,711          140,685
Metso Oyj                                             2,711          146,913
Nokia Oyj                                           100,193        3,181,567
Nokian Renkaat Oyj                                    5,415          231,669
Ramirent Oyj                                         10,748          204,199
Rautaruukki Oyj                                       8,100          392,362

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  23

WisdomTree DEFA Fund

March 31, 2008

====================================================================================
Investments                                               Shares        U.S. $ Value
------------------------------------------------------------------------------------
Sampo Oyj Class A                                             21,635    $    587,932
Sanoma-WSOY Oyj                                                7,036         195,775
Stora Enso Oyj Class R(a)                                     21,635         250,600
UPM-Kymmene Oyj(a)                                            21,635         385,670
Uponor Oyj                                                     2,711          64,006
Wartsila Oyj Class B(a)                                        2,711         183,642
YIT Oyj                                                        2,711          77,194
                                                                        ------------
Total Finland                                                              8,513,747
------------------------------------------------------------------------------------
France - 12.9%
Accor S.A.                                                     9,917         726,929
Air France-KLM                                                10,438         295,065
AXA S.A.                                                     111,823       4,073,578
BNP Paribas                                                   30,332       3,070,718
Carrefour S.A.                                                19,703       1,525,740
Casino Guichard Perrachon S.A.                                 7,269         874,684
Christian Dior S.A.                                            5,878         653,003
Cie de Saint-Gobain S.A.                                      10,049         822,430
CNP Assurances S.A.                                            5,877         727,112
Compagnie Generale des Etablissements
  Michelin Class B                                             8,915         934,029
Credit Agricole S.A.                                          70,430       2,187,357
Electricite de France                                         42,142       3,680,031
Gaz de France S.A.                                            16,204         981,852
Groupe Danone                                                 12,081       1,084,257
Hermes International                                           6,548         820,713
Lafarge S.A.                                                   5,474         955,509
Lagardere SCA                                                  7,322         549,474
L'Air Liquide S.A.                                             7,190       1,100,214
L'Oreal S.A.                                                  11,938       1,521,632
LVMH Moet Hennessy Louis Vuitton S.A.                          8,858         989,534
Natixis                                                      121,972       1,969,429
NRJ Group(a)                                                  23,314         195,055
PPR S.A.                                                       4,804         714,403
Renault S.A.                                                  20,864       2,317,511
Sanofi-Aventis                                                30,456       2,293,269
Schneider Electric S.A.                                        7,645         992,854
Societe Des Autoroutes Paris-Rhin-Rhone                       10,698       1,298,486
Societe Generale                                              16,861       1,656,994
Sodexho Alliance S.A.                                          7,645         471,715
Suez S.A.                                                     55,395       3,648,854
Technip S.A.                                                  10,596         828,245
TOTAL S.A.                                                    96,834       7,217,739
Veolia Environnement S.A.                                      9,809         686,372
VINCI S.A.                                                    15,020       1,089,799
Vivendi S.A.                                                  51,008       2,000,412
                                                                        ------------
Total France                                                              54,954,998
------------------------------------------------------------------------------------
Germany - 7.5%
Allianz SE                                                     9,917       1,971,791
AMB Generali Holding AG                                        1,985         339,947
BASF AG                                                       14,755       1,994,551
Bayer AG                                                      19,051       1,532,305
Bayer Schering Pharma AG                                       4,140         686,245
Bayerische Motoren Werke AG                                    8,443         468,109
Beate Uhse AG(a)                                              28,336          60,615
Beiersdorf AG                                                  6,070         512,555
Commerzbank AG                                                10,264         322,024
DaimlerChrysler AG(a)                                         32,159       2,759,352
Deutsche Bank AG                                               9,040       1,027,055
Deutsche Boerse AG                                             4,461         721,217
Deutsche Lufthansa AG                                         15,909         431,823
Deutsche Post AG                                              37,509       1,150,065
Deutsche Postbank AG                                           4,244         406,650
Deutsche Telekom AG                                          289,067       4,832,334
Deutsche Wohnen AG                                               420          12,086
E.ON AG                                                       22,966       4,267,182
Fraport AG Frankfurt Airport Services Worldwide                4,325         313,327
Fresenius Medical Care AG & Co. KGaA                           7,638         385,474
MAN AG                                                         4,271         569,427
Muenchener Rueckversicherungs-Gesellshaft AG                   6,151       1,207,405
MVV Energie AG                                                 9,843         485,058
RWE AG                                                        13,359       1,648,141
Salzgitter AG                                                  1,957         341,695
Siemens AG                                                    16,231       1,765,599
ThyssenKrupp AG                                               12,849         737,842
Volkswagen AG                                                  3,652       1,062,684
                                                                        ------------
Total Germany                                                             32,012,558
------------------------------------------------------------------------------------
Hong Kong - 4.7%
Bank of East Asia Ltd.                                        59,418         297,363
BOC Hong Kong (Holdings) Ltd.                                472,640       1,138,050
Cathay Pacific Airways Ltd.(a)                               161,000         316,504
Cheung Kong (Holdings) Ltd.                                   53,969         766,246
China Merchants Holdings (International) Co., Ltd.            54,016         256,447
China Mobile Ltd.                                            398,124       5,923,634
China Netcom Group Corp. Ltd.                                 41,000         118,003
China Overseas Land & Investment Ltd.                        108,034         199,332
China Resources Enterprise, Ltd.                              52,016         167,085
China Travel International Investment
  Hong Kong Ltd.                                             216,067          87,172
China Unicom Ltd.                                            104,051         218,989
CITIC Pacific Ltd.                                           106,025         449,556
CLP Holdings Ltd.                                             81,034         666,880
CNOOC Ltd.                                                 1,754,153       2,591,950
Dah Sing Financial Holdings Ltd.                               9,603          62,989
Denway Motors Ltd.                                           162,051          68,711
Hang Seng Bank Ltd.                                           96,529       1,747,552
Hong Kong Exchanges and Clearing Ltd.                         62,000       1,064,289
Hopewell Holdings Ltd.                                        27,008         102,544
Hutchison Whampoa Ltd.                                       107,025       1,012,791
MTR Corp.                                                    108,034         370,624
New World Development Ltd.                                    80,954         196,174
PCCW Ltd.                                                    113,060          71,181
Shanghai Industrial Holdings Ltd.                             26,008          98,246
Shun TAK Holdings Ltd.                                        53,969          71,424
Sino Land Co. Ltd.                                            53,969         116,497
Sun Hung Kai Properties Ltd.                                  56,328         878,627

                       See Notes to Financial Statements.

24  WisdomTree International Dividend Funds

WisdomTree DEFA Fund

March 31, 2008

==========================================================================
Investments                                       Shares      U.S. $ Value
--------------------------------------------------------------------------
Television Broadcasts Ltd.                      27,008        $    144,707
Tradelink Electronic Commerce Ltd.           1,396,000             179,369
Wharf (Holdings) Ltd. (The)                     53,969             254,144
Wing Hang Bank Ltd.                             13,505             205,277
Wing Lung Bank Ltd.                             10,803             188,359
                                                              ------------
Total Hong Kong                                                 20,030,716
--------------------------------------------------------------------------
Ireland - 0.5%
Allied Irish Banks PLC                          30,518             652,824
Anglo Irish Bank Corp. PLC                       7,162              95,895
Bank of Ireland                                 31,189             463,317
CRH PLC                                          7,743             293,969
FBD Holdings PLC                                 5,875             273,691
Glanbia PLC                                      7,227              57,830
Independent News & Media PLC                    29,504              98,059
Irish Life & Permanent PLC                       7,484             144,914
Kerry Group PLC Class A                          1,365              42,934
                                                              ------------
Total Ireland                                                    2,123,433
--------------------------------------------------------------------------
Italy - 7.5%
AcegasAps SpA                                   10,167              88,767
Actelios SpA                                     6,741              67,186
AEM SpA                                        136,649             503,967
Alleanza Assicurazioni SpA                      29,611             388,264
Assicurazioni Generali SpA                      19,835             895,114
Atlantia SpA                                    11,079             336,183
Autogrill SpA                                   13,414             200,967
Banca Carige SpA                                68,392             270,114
Banca Finnat Euramerica SpA                    276,817             328,096
Banca Intesa SpA                               641,845           4,541,063
Banca Monte dei Paschi di Siena SpA(a)          54,737             243,288
Banca Popolare dell'Etruria e del Lazio         26,817             313,173
Banca Popolare di Milano S.c.r.l.               26,213             288,882
Credito Emiliano SpA                            20,704             275,903
Enel SpA                                       368,882           3,927,920
Eni SpA                                        224,351           7,678,701
ERGO Previdenza SpA                            120,587             690,263
Finmeccanica SpA                                14,434             492,650
Fondiaria-Sai SpA                                8,669             360,445
Hera SpA                                        59,405             240,503
Ifil Investments SpA                            57,045             461,896
Luxottica Group SpA(a)                          12,504             316,417
Mediobanca SpA                                  22,060             454,068
Mediolanum SpA(a)                               46,948             288,639
Piccolo Credito Valtellinese S.c.r.l.           17,399             228,138
Premafin Finanziaria SpA                        29,536              78,673
Saipem SpA                                       8,669             352,203
Snam Rete Gas SpA                              101,188             645,759
Telecom Italia SpA                           1,408,600           2,957,396
Terna SpA                                      112,784             482,969
UniCredito Italiano SpA                        406,220           2,729,186
Unione di Banche Italiane SCPA                  18,413             473,532
Unipol SpA                                     101,241             315,709
                                                              ------------
Total Italy                                                     31,916,034
--------------------------------------------------------------------------
Japan - 8.5%
Alpen Co., Ltd.                                  5,700              98,555
Arnest One Corp.                                21,600              70,311
Asahi Glass Co., Ltd.                           27,000             298,116
Astellas Pharma, Inc.                           10,800             418,828
Bridgestone Corp.                               18,900             322,231
Calsonic Kansei Corp.                           22,000              79,791
Canon, Inc.                                     16,200             747,054
Chubu Electric Power Co., Inc.                  16,200             405,264
Dai Nippon Printing Co., Ltd.                   27,000             430,221
Daiwa Securities Group, Inc.                    32,000             277,772
DENSO Corp.                                     10,800             349,385
Eisai Co., Ltd.                                  8,100             276,687
Fanuc Ltd.                                       5,400             514,312
Fuji Electronics Co., Ltd.                      17,400             141,598
Fuji Photo Film Co., Ltd.                       10,800             383,021
Hitachi Ltd.                                    54,000             320,631
Honda Motor Co., Ltd.                           16,200             463,043
ITOCHU Corp.                                    54,000             533,842
Izumiya Co., Ltd.                               40,000             219,420
Japan Tobacco, Inc.                                108             541,438
JFE Holdings, Inc.                              10,800             479,590
Kansai Electric Power Co., Inc. (The)           18,900             470,910
Kanto Natural Gas Development Ltd.              26,000             156,729
Kao Corp.                                       13,000             368,966
Keiyo Co., Ltd.                                  8,400              59,834
Kirin Brewery Co., Ltd.                         27,000             511,328
Kobe Steel Ltd.                                132,000             376,631
Kojima Co., Ltd.(a)                             47,300             245,208
Komatsu Ltd.                                    27,000             750,038
Kyocera Corp.                                    5,400             454,092
Kyodo Printing Co., Ltd.                        29,000              78,374
Kyoritsu Printing Co., Ltd.                     32,300              94,108
Kyushu Electric Power Co., Inc.                 18,900             462,365
Matsushita Electric Industrial Co., Ltd.        27,000             585,925
Mitsubishi Corp.                                21,600             653,197
Mitsubishi Electric Corp.                       54,000             467,655
Mitsubishi Estate Co., Ltd.                     26,976             655,869
Mitsubishi Heavy Industries Ltd.               108,000             462,229
Mitsubishi UFJ Financial Group, Inc.            95,116             821,819
Mitsui & Co., Ltd.                              27,000             547,948
Mitsui Fudosan Co., Ltd.                        26,976             536,349
Mitsui Sumitomo Insurance Co., Ltd.             26,000             263,043
Mitsuuroko Co., Ltd.                            13,400              80,372
NEC Mobiling Ltd.                                5,000              70,126
Nice Holdings, Inc.                             35,000              66,459
Nippon Oil Corp.                                54,000             337,449
Nippon Steel Corp.                             314,000           1,593,108
Nippon Telegraph & Telephone Corp.                 162             699,854
Nissan Motor Co., Ltd.                          78,300             648,206
Nomura Holdings, Inc.                          117,100           1,752,941
NTT DoCoMo, Inc.                                 1,304           1,978,239
Okinawa Electric Power Co., Inc. (The)           2,500              98,458

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  25

WisdomTree DEFA Fund

March 31, 2008

===================================================================================
Investments                                                Shares      U.S. $ Value
-----------------------------------------------------------------------------------
Ricoh Co., Ltd.                                             27,000     $    444,326
Right On Co., Ltd.(a)                                        9,000          106,606
Riken Corp.                                                 19,000           88,190
Royal Holdings Co., Ltd.                                     7,600           79,791
Saibu Gas Co., Ltd.                                         57,000          140,875
San-Ai Oil Co., Ltd.                                        21,000           75,953
Sankyo Seiko Co., Ltd.                                      40,900          117,931
Sawai Pharmaceutical Co., Ltd.                               2,700          131,291
Secom Co., Ltd.                                             13,500          656,453
Sekisui House, Ltd.                                         27,000          250,103
Sharp Corp.                                                 27,000          459,517
Shindengen Electric Manufacturing Co., Ltd.                 28,000           54,855
Shin-Etsu Chemical Co., Ltd.                                 8,100          419,099
Shinkawa Ltd.                                                3,100           37,561
Shonai Bank Ltd. (The)                                      25,000           60,531
Showa Corp.                                                 10,100           89,904
Sinanen Co., Ltd.                                            9,000           36,982
Sony Corp.                                                   8,100          323,072
SSP Co., Ltd.                                               15,000           70,227
Starzen Co., Ltd.                                           50,000          116,542
Sumitomo Chemical Co., Ltd.                                 54,000          346,130
Sumitomo Corp.                                              27,000          356,166
Sumitomo Electric Industries Ltd.                           16,000          202,863
Sumitomo Metal Industries Ltd.                             108,000          410,147
Sumitomo Mitsui Financial Group, Inc.                           27          177,947
Suzuki Motor Corp.                                          18,900          477,556
T&D Holdings, Inc.                                           5,400          283,197
Takagi Securities Co., Ltd.                                 34,000           75,149
Takeda Pharmaceutical Co., Ltd.                             10,800          541,438
Teikoku Tsushin Kogyo Co., Ltd.                             25,000           76,104
Tochigi Bank Ltd. (The)                                    134,000          821,219
Tohoku Electric Power Co., Inc.                             18,900          462,365
Tokyo Electric Power Co., Inc. (The)                        24,300          650,620
Tokyo Gas Co., Ltd.                                         81,000          327,955
Tokyu Store Chain Co., Ltd.                                 52,000          262,260
Topre Corp.                                                 13,300          119,457
Toray Industries, Inc.                                      28,000          182,006
Toshiba Corp.                                               54,000          361,320
Toyo Securities Co., Ltd.                                    8,000           24,916
Toyota Motor Corp.                                          49,900        2,491,617
Trans Cosmos, Inc.                                          10,700          129,107
ZERIA Pharmaceutical Co., Ltd.                               7,000           73,281
                                                                       ------------
Total Japan                                                              36,331,568
-----------------------------------------------------------------------------------
Netherlands - 3.9%
ABN AMRO Holding N.V.                                       63,264        3,824,346
AEGON N.V.                                                  60,323          890,850
Akzo Nobel N.V.                                              7,484          602,663
CSM N.V.                                                     5,770          197,760
Heineken Holding N.V.                                        4,426          223,371
Heineken N.V.                                                5,663          330,128
ING Groep N.V.                                              80,371        3,020,786
Koninklijke DSM N.V.                                         5,609          271,520
Koninklijke Philips Electronics N.V.                        22,165          850,995
Koninklijke Vopak N.V.                                       3,946          249,167
OCE N.V.                                                    11,644          198,896
Ordina N.V.                                                  8,566          140,890
Reed Elsevier N.V.                                          19,073          365,083
Royal KPN N.V.                                             103,438        1,753,759
SBM Offshore N.V.                                            3,867          125,184
TNT N.V.                                                     9,647          359,683
Unilever N.V.                                               23,073          774,713
Unilever N.V. CVA                                           55,755        1,879,132
Vedior N.V.                                                  7,750          225,957
Wolters Kluwer N.V.                                          8,480          225,338
                                                                       ------------
Total Netherlands                                                        16,510,221
-----------------------------------------------------------------------------------
New Zealand - 0.4%
Air New Zealand Ltd.                                        55,006           55,787
Auckland International Airport Ltd.                         66,044          118,386
Fletcher Building Ltd.                                      26,162          172,570
Hallenstein Glasson Holdings Ltd.                          105,580          311,276
Mainfreight Ltd.                                            31,990          149,646
New Zealand Refining Co., Ltd. (The)                        16,191           88,978
Port of Tauranga Ltd.                                       52,754          251,340
Sky City Entertainment Group Ltd.                           26,214           76,049
Telecom Corp. of New Zealand Ltd.                          126,407          371,686
Vector Ltd.                                                 94,451          127,723
Warehouse Group Ltd.(The)                                   22,723          104,688
                                                                       ------------
Total New Zealand                                                         1,828,129
-----------------------------------------------------------------------------------
Norway - 1.2%
ABG Sundal Collier ASA                                      26,000           47,326
Aker ASA Class A                                             1,621           94,100
DnB NOR ASA                                                 54,016          821,653
Ekornes ASA                                                  2,701           49,165
Norsk Hydro ASA                                             31,059          453,501
Orkla ASA                                                   24,310          308,554
ProSafe ASA                                                  2,700           42,505
Schibsted ASA                                                1,350           40,380
Sparebank 1 SR Bank                                         39,350          408,464
Sparebanken Midt-Norge                                      24,400          244,876
Sparebanken Nord-Norge                                      10,400          206,700
Statoil ASA                                                 66,888        2,008,581
Veidekke ASA                                                 5,950           58,836
Yara International ASA                                       8,102          469,531
                                                                       ------------
Total Norway                                                              5,254,172
-----------------------------------------------------------------------------------
Portugal - 0.7%
Banco Comercial Portugues, S.A. Class R(a)                 106,919          349,002
Banco Espirito Santo, S.A.                                  15,425          269,103
Brisa-Auto-estradas de Portugal S.A.                        16,488          236,441
Jeronimo Martins, SGPS, S.A.                                18,110          146,064
Mota-Engil, SGPS, S.A.                                       5,878           44,800
Portucel-Empresa Produtora De Pasta E Papel, S.A.           17,688           62,501
Portugal Telecom, SGPS, S.A.                                55,108          642,685
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.            280,635        1,004,977

                       See Notes to Financial Statements.

26  WisdomTree International Dividend Funds

WisdomTree DEFA Fund

March 31, 2008

=================================================================================
Investments                                              Shares      U.S. $ Value
---------------------------------------------------------------------------------
Semapa-Sociedade de Investimento
  e Gestao, SGPS, S.A.                                     5,636     $     72,337
Sonae SGPS, S.A.                                          36,465           67,314
Zon Multimedia - Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.                                16,542          196,849
                                                                     ------------
Total Portugal                                                          3,092,073
---------------------------------------------------------------------------------
Singapore - 1.5%
ComfortDelgro Corp., Ltd.                                 81,000          106,969
Cosco Corp. (Singapore) Ltd.                              27,000           72,293
DBS Group Holdings Ltd.                                   52,000          679,171
Elec & Eltek International Co., Ltd.                      44,000           76,120
Fraser and Neave Ltd.                                     29,807          104,897
Guocoland Ltd.(a)                                         26,976           78,101
Jaya Holdings Ltd.                                        81,000           86,986
Keppel Corp. Ltd.                                         50,000          359,177
Keppel Land Ltd.                                          26,976          108,636
Keppel Telecommunications & Transportation Ltd.           31,000           89,751
MobileOne Ltd.                                            51,800           79,684
Oversea-Chinese Banking Corp. Ltd.                       108,000          634,764
Parkway Holdings Ltd.                                     54,000          125,385
SBS Transit Ltd.                                          40,500           72,880
SembCorp Industries Ltd.                                  27,000           79,737
SembCorp Marine Ltd.                                      33,000           91,470
SIA Engineering Co., Ltd.                                 27,000           77,386
Singapore Airlines Ltd.                                   27,866          315,430
Singapore Airport Terminal Services Ltd.                  54,000           90,121
Singapore Exchange Ltd.                                   27,000          146,936
Singapore Post Ltd.                                      108,000           90,121
Singapore Press Holdings Ltd.                             54,000          180,242
Singapore Reinsurance Corp., Ltd.                        773,000          190,705
Singapore Technologies Engineering Ltd.                   27,000           66,219
Singapore Telecommunications Ltd.                        458,150        1,299,834
SMRT Corp. Ltd.                                           81,000          106,969
StarHub Ltd.                                              49,610          109,433
Straits Trading Co., Ltd.                                 27,000          131,459
United Overseas Bank Ltd.                                 55,000          763,850
Venture Corp., Ltd.                                       24,000          183,550
                                                                     ------------
Total Singapore                                                         6,598,276
---------------------------------------------------------------------------------
Spain - 7.6%
Abertis Infraestructuras S.A.(a)                          13,413          438,674
Acciona, S.A.                                              1,338          359,680
Acerinox S.A.(a)                                           6,888          191,657
ACS, Actividades Construccion y Servicios, S.A.            5,206          297,547
Banco Bilbao Vizcaya Argentaria, Chile, S.A.             145,542        3,217,129
Banco de Sabadell S.A.(a)                                 27,787          306,008
Banco Guipuzcoano S.A.                                     6,640          113,631
Banco Popular Espanol, S.A.(a)                            35,852          653,307
Banco Santander Central Hispano, S.A.                    384,947        7,697,792
Bankinter, S.A.(a)                                        15,283          243,378
Cia Espanola De Petroleos, S.A.(a)                         5,744          638,481
Ebro Puleva S.A.                                          10,797          221,725
Enagas                                                     9,647          289,367
Endesa S.A.                                               74,753        3,934,905
Gas Natural SDG, S.A.                                     13,494          837,744
Gestevision Telecinco, S.A.(a)                            14,568          297,549
Grupo Ferrovial S.A.(a)                                    2,924          213,082
IBERDROLA, S.A.                                          126,731        1,971,970
Inditex S.A.                                               5,501          306,737
Mapfre S.A.                                               37,266          187,778
Montebalito S.A.                                           6,915           87,657
Red Electrica de Espana, S.A.                              4,074          250,343
Repsol YPF, S.A.                                          30,467        1,055,324
Telefonica, S.A.                                         277,592        8,005,422
Union Fenosa, S.A.                                         6,097          411,269
Zardoya-Otis S.A.                                          5,420          151,153
                                                                     ------------
Total Spain                                                            32,379,309
---------------------------------------------------------------------------------
Sweden - 2.9%
AB SKF Class B                                            10,803          217,701
AB Volvo Class A                                          27,010          403,104
AB Volvo Class B                                          67,525        1,024,840
Alfa Laval AB                                              5,402          328,860
Assa Abloy AB Class B                                     10,803          196,296
Atlas Copco AB Class A                                    21,606          369,819
Axfood AB                                                  5,101          181,934
Brostrom AB Class B                                        8,242           59,626
Electrolux AB Series B                                    10,803          177,622
Fabege AB                                                 16,191          173,379
H&M Hennes & Mauritz AB Class B                           23,882        1,469,984
Holmen AB Class B                                          2,701           93,602
JM AB                                                     10,803          254,137
Nolato AB Class B                                          6,200           60,641
Nordea Bank AB                                            97,129        1,577,336
Ratos AB Class B                                          10,803          364,354
Sandvik AB                                                32,410          564,310
Scania AB Class A                                         15,408          348,177
Scania AB Class B                                         21,608          454,573
Securitas AB Class B                                      31,803          421,004
Skandinaviska Enskilda Banken AB                          16,206          424,967
Skanska AB Class B                                        16,206          325,216
SSAB Svenskt Stal AB Series A(a)                          10,702          301,391
Svenska Cellulosa Aktiebolaget SCA Class B                16,206          295,837
Svenska Handelsbanken AB Class A                          21,607          630,361
Swedbank AB Class A                                       18,906          530,839
Tele2 AB Class B                                           2,605           49,311
TeliaSonera AB                                           121,538          977,641
                                                                     ------------
Total Sweden                                                           12,276,862
---------------------------------------------------------------------------------
Switzerland - 3.6%
Adecco S.A.                                                3,704          214,776
Credit Suisse Group                                       32,661        1,669,292
Givaudan S.A.                                                216          214,570
Holcim Ltd.                                                3,677          387,757
Kuehne + Nagel International AG                            2,496          250,723
Nestle S.A.                                                9,779        4,906,555
Nobel Biocare Holding AG                                     633          147,842

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  27

Schedule of Investments (concluded)

WisdomTree DEFA Fund

March 31, 2008

======================================================================================
Investments                                                 Shares        U.S. $ Value
--------------------------------------------------------------------------------------
Novartis AG                                                   42,857      $  2,205,571
Roche Holding AG                                               8,534         1,612,663
SGS S.A.                                                         189           272,880
Swatch Group AG (The) Class B                                  1,104           296,357
Swiss Reinsurance Co.                                          9,263           812,462
Swisscom AG                                                    1,745           600,310
UBS AG                                                        48,327         1,410,158
Zurich Financial Services AG                                     568           179,609
                                                                          ------------
Total Switzerland                                                           15,181,525
--------------------------------------------------------------------------------------
United Kingdom - 22.4%
Abacus Group PLC                                             603,975           564,188
Alliance & Leicester PLC                                      15,678           161,565
Anglo American PLC                                            33,186         1,997,181
AstraZeneca PLC                                               41,367         1,548,966
Aviva PLC                                                     90,705         1,113,205
BAE SYSTEMS PLC                                              179,955         1,735,548
Barclays PLC                                                 289,857         2,609,689
BG Group PLC                                                  94,353         2,188,434
BHP Billiton PLC                                              55,530         1,649,969
Bloomsbury Publishing PLC                                        757             2,482
BP PLC                                                       667,322         6,790,665
Bradford & Bingley PLC(a)                                     61,096           226,767
British American Tobacco PLC                                  76,268         2,866,425
British Sky Broadcasting PLC                                  92,090         1,018,555
BT Group PLC                                                 353,786         1,527,592
Cable & Wireless PLC                                          96,053           284,258
Cadbury Schweppes PLC                                        123,715         1,360,965
Carter & Carter Group PLC+                                   383,982           629,610
Centrica PLC                                                 228,620         1,355,194
Compass Group PLC                                            162,582         1,041,291
Diageo PLC                                                   100,994         2,039,369
GlaxoSmithKline PLC                                          205,642         4,356,882
HBOS PLC                                                     157,742         1,755,667
Hikma Pharmaceuticals PLC                                     29,923           278,626
HSBC Holdings PLC                                            487,595         8,043,482
Imperial Tobacco Group PLC                                    25,990         1,197,365
J. Sainsbury PLC                                              90,280           615,450
Legal & General Group PLC                                    525,040         1,319,005
Lloyds TSB Group PLC                                         434,515         3,894,827
Man Group PLC                                                146,730         1,617,064
Marks & Spencer Group PLC                                    118,447           911,638
McKay Securities PLC                                          16,371            91,105
National Grid PLC                                            124,610         1,712,584
Old Mutual PLC                                               415,589           912,711
Pearson PLC                                                   89,309         1,209,673
Prudential PLC                                               115,413         1,526,545
Reckitt Benckiser Group PLC                                   32,471         1,801,202
Reed Elsevier PLC                                            104,054         1,325,634
Rio Tinto PLC                                                 18,225         1,895,506
Royal Bank of Scotland Group (The) PLC                       372,837         2,499,066
Royal Dutch Shell PLC Class A                                131,428         4,537,269
Royal Dutch Shell PLC Class B                                 92,290         3,110,909
SABMiller PLC                                                 68,848         1,510,662
Sage Group (The) PLC                                         255,079           953,609
Smith & Nephew PLC                                            39,194           519,190
Smiths Group PLC                                              50,419           941,952
Smiths News PLC                                              176,658           350,230
Standard Chartered PLC                                        51,361         1,757,816
Tesco PLC                                                    197,776         1,489,771
Unilever PLC                                                  54,814         1,850,937
Vodafone Group PLC                                         2,086,974         6,259,117
Warner Estate Holdings PLC                                    17,663           112,337
WPP Group PLC                                                 26,924           321,604
Xstrata PLC                                                   25,940         1,818,370
                                                                          ------------
Total United Kingdom                                                        95,209,723
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $445,030,684)                                                       422,063,910
======================================================================================
WARRANTS*
Hong Kong - 0.0%
Industrial and Commercial Bank of Asia,
expiring 11/6/08 (Cost: $0)                                        1                 -
--------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $445,030,684)                                                       422,063,910
======================================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $133,357)                                             133,357           133,357
======================================================================================
INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED - 2.3%
MONEY MARKET FUNDS(c) - 2.3%
UBS Enhanced Yield Portfolio, 3.09%                                3                 3
UBS Private Money Market Fund LLC, 3.17%                   9,539,152         9,539,152
                                                                          ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $9,539,155)(d)                                                        9,539,155
======================================================================================
TOTAL INVESTMENTS IN SECURITIES - 101.5%
(Cost: $454,703,196)                                                       431,736,422
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (1.5)%                                                       (6,350,245)
                                                                          ------------
NET ASSETS - 100.0%                                                       $425,386,177
======================================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $8,983,764 and the total market value of the collateral held by the Fund was $9,539,155.

                       See Notes to Financial Statements.

28  WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree DEFA High-Yielding Equity Fund

March 31, 2008

=============================================================================
Investments                                          Shares      U.S. $ Value
-----------------------------------------------------------------------------
COMMON STOCKS - 99.1%
Australia - 12.0%
Alumina Ltd.                                          41,519     $    216,034
Amcor Ltd.                                            43,280          282,483
AMP Ltd.                                              78,169          560,149
Aristocrat Leisure Ltd.                               16,977          148,776
Austbrokers Holdings Ltd.                             17,770           62,452
Australia & New Zealand Banking Group Ltd.           103,685        2,134,332
Australian Stock Exchange Ltd.                         9,295          317,337
AWB Ltd.                                              79,038          198,412
AXA Asia Pacific Holdings Ltd.                         5,941           29,828
Billabong International Ltd.                          16,053          190,502
BlueScope Steel Ltd.                                  57,231          515,642
Boral Ltd.                                            27,639          157,941
Caltex Australia Ltd.                                 11,043          131,149
Centennial Coal Co., Ltd.                              8,874           32,970
Coca-Cola Amatil Ltd.                                 43,853          340,265
Commonwealth Bank of Australia                        75,229        2,871,210
Consolidated Media Holdings Ltd.                       8,288           28,220
CSR Ltd.                                              65,595          191,611
David Jones Ltd.                                       4,344           14,434
Downer EDI Ltd.                                       28,848          164,850
FairFax Media Ltd.                                    99,243          314,361
Foster's Group Ltd.                                   95,134          444,637
Gloucester Coal Ltd.                                   3,196           28,358
GRD Ltd.                                              41,348           40,387
Insurance Australia Group Ltd.                       106,282          355,092
Iress Market Technology Ltd.                           6,123           38,567
Just Group Ltd.                                        8,595           31,070
Lend Lease Corp. Ltd.                                 21,827          264,003
Lion Nathan Ltd.                                      29,329          234,264
MacArthur Coal Ltd.                                    4,269           50,972
Macquarie Group Ltd.(a)                               10,895          525,321
Minara Resources Ltd.                                 42,513          235,565
National Australia Bank Ltd.                          87,887        2,418,864
New Hope Corp. Ltd.                                    8,524           20,776
Nufarm Ltd.                                           15,856          247,942
Octaviar Ltd.+                                        16,446           14,863
OneSteel Ltd.                                         60,147          350,844
Orica Ltd.                                            10,364          275,593
Origin Energy Ltd.                                    14,784          123,619
Oxiana Ltd.                                           12,402           36,001
Pacific Brands Ltd.                                   29,358           54,135
Perpetual Ltd.                                         3,392          166,740
Port Bouvard Ltd.                                     52,305           42,017
Primary Health Care Ltd.                               3,672           20,280
Qantas Airways Ltd.                                  110,203          395,353
QBE Insurance Group Ltd.                              30,033          608,901
Ridley Corp., Ltd.                                    30,853           31,685
Santos Ltd.                                           25,726          340,518
Sedgman Ltd.                                          18,546           36,907
Seven Network Ltd.                                    27,002          234,163
Sims Group Ltd.(a)                                    12,476          338,245
Sonic Healthcare Ltd.                                 16,213          203,501
Specialty Fashion Group Ltd.                          34,839           38,640
St.George Bank Ltd.                                   28,761          675,003
Suncorp-Metway Ltd.                                   47,720          560,633
Sunland Group Ltd.                                    12,127           27,343
TABCORP Holdings Ltd.                                 37,062          478,724
Tatts Group Ltd.                                      13,409           42,597
Telstra Corp. Ltd.                                   734,268        2,949,217
Transfield Services Ltd.                              19,336          193,983
United Group Ltd.                                     17,017          187,495
Washington H. Soul Pattinson & Co., Ltd.              26,962          185,823
Wesfarmers Ltd.                                       28,888        1,054,553
Wesfarmers Ltd. Price Protected Shares                 7,347          270,012
West Australian Newspapers Holdings Ltd.(a)           19,304          193,486
Westpac Banking Corp.                                100,681        2,182,783
Woodside Petroleum Ltd.                               20,362        1,013,016
Woolworths Ltd.                                       42,733        1,131,256
Zinifex Ltd.                                          60,561          551,726
                                                                 ------------
Total Australia                                                    28,848,431
-----------------------------------------------------------------------------
Austria - 0.4%
Bank Austria Creditanstalt AG                          3,058          678,378
BOEHLER-UDDEHOLM AG                                    1,263          140,090
Flughafen Wien AG                                        632           76,440
                                                                 ------------
Total Austria                                                         894,908
-----------------------------------------------------------------------------
Belgium - 2.1%
Belgacom S.A.                                          5,274          234,412
Compagnie Maritime Belge S.A.                          1,940          131,015
Cumerio N.V.                                           1,668           78,234
Dexia N.V.                                            32,896          940,863
Euronav N.V.                                           3,792          144,567
Fortis N.V.                                           56,862        1,438,007
KBC Ancora                                             2,124          219,301
KBC Groep N.V.                                        14,193        1,847,289
Melexis N.V.                                           1,907           31,698
                                                                 ------------
Total Belgium                                                       5,065,386
-----------------------------------------------------------------------------
Denmark - 0.3%
Danske Bank A/S                                        1,600           59,240
TrygVesta A/S(a)                                       7,300          643,718
                                                                 ------------
Total Denmark                                                         702,958
-----------------------------------------------------------------------------
Finland - 1.6%
Amer Sports Oyj Class A(a)                             4,032           81,459
Elektrobit Corp.(a)                                   81,371          184,379
Fortum Oyj                                            26,984        1,103,571
Kesko Oyj Class B                                      1,867           96,886
Metso Oyj                                              5,581          302,443
Orion Oyj Class B(a)                                   7,589          164,985
Outokumpu Oyj                                          5,424          247,610
PKC Group Oyj                                         13,181          147,037
Pohjola Bank PLC Class A                               8,049          152,156
Rautaruukki Oyj                                        7,728          374,342

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  29

WisdomTree DEFA High-Yielding Equity Fund

March 31, 2008

================================================================================
Investments                                             Shares      U.S. $ Value
--------------------------------------------------------------------------------
Sampo Oyj Class A                                         20,192    $    548,718
Sanoma-WSOY Oyj                                            6,852         190,655
Stora Enso Oyj Class R(a)                                 24,222         280,565
UPM-Kymmene Oyj                                              396           7,059
Wartsila Oyj Class B*                                      1,119          75,801
                                                                    ------------
Total Finland                                                          3,957,666
--------------------------------------------------------------------------------
France - 15.2%
Accor S.A.                                                 4,767         349,427
Assystem                                                   9,239         122,680
AXA S.A.                                                  89,687       3,267,190
BNP Paribas                                               42,909       4,343,974
Canal Plus S.A.                                           18,441         197,824
Casino Guichard Perrachon S.A.                             4,032         485,173
Credit Agricole S.A.                                      83,153       2,582,498
Euler Hermes S.A.                                          2,818         303,281
Gaz de France S.A.                                        27,944       1,693,216
Imerys S.A.                                                1,783         164,119
IMS-International Metal Service                            4,832         192,486
Klepierre                                                  5,025         309,497
L'Air Liquide S.A.                                         3,830         586,067
M6, Metropole Television                                   6,369         142,297
Manitou BF S.A.                                            8,563         324,287
Natixis                                                   35,597         574,769
Nexity                                                       439          18,935
Oberthur Card Systems S.A.                                24,271         170,756
PagesJaunes S.A.                                           5,327          95,213
Peugeot S.A.                                               8,545         664,948
Rallye S.A.                                                2,923         185,682
Renault S.A.                                               6,852         761,099
Sanofi-Aventis                                            38,425       2,893,319
Schneider Electric S.A.                                    2,811         365,064
SCOR SE                                                    9,785         234,433
Sequana Capital S.A.                                       6,807         179,264
Societe BIC S.A.                                             654          40,478
Societe Des Autoroutes Paris-Rhin-Rhone                    3,223         391,197
Societe Generale                                          16,527       1,624,171
Ste Industrielle d'Aviation Latecoere S.A.                 9,951         206,559
Suez S.A.                                                 47,393       3,121,765
Thomson                                                   12,867          89,709
TOTAL S.A.                                                97,008       7,230,708
Valeo S.A.                                                 6,997         278,508
VINCI S.A.                                                 3,275         237,623
Vivendi S.A.                                              55,914       2,192,814
                                                                      ----------
Total France                                                          36,621,030
--------------------------------------------------------------------------------
Germany - 7.3%
ALTANA AG                                                  2,807          59,423
BASF AG                                                   17,321       2,341,416
Bayer Schering Pharma AG                                   6,215       1,030,197
Deutsche Bank AG                                          16,808       1,909,594
Deutsche Lufthansa AG                                      8,327         226,023
Deutsche Post AG                                          45,423       1,392,717
Deutsche Telekom AG                                      200,019       3,343,718
E.ON AG                                                   17,962       3,337,418
Grammer AG                                                 4,102         108,222
Hannover Rueckversicheru AG                                2,379         124,474
HCI Capital AG(a)                                          9,803         219,641
Hypo Real Estate Holding AG                                5,225         136,277
Muenchener Rueckversicherungs-Gesellshaft AG               6,769       1,328,714
RWE AG                                                    16,178       1,995,929
                                                                    ------------
Total Germany                                                         17,553,763
--------------------------------------------------------------------------------
Hong Kong - 2.9%
Bank of East Asia Ltd.                                    63,212         316,350
BOC Hong Kong (Holdings) Ltd.                            453,341       1,091,581
CITIC Pacific Ltd.                                        82,018         347,763
CLP Holdings Ltd.                                        113,524         934,261
CNOOC Ltd.                                             1,164,000       1,719,936
Fountain Set (Holdings) Ltd.                              80,018          12,646
Hang Seng Bank Ltd.                                       88,818       1,607,953
HongKong Electric Holdings Ltd.                           96,518         609,527
Next Media Ltd.                                          130,000          50,778
PCCW Ltd.                                                283,048         178,204
Television Broadcasts Ltd.                                 4,000          21,432
Wing Hang Bank Ltd.                                        1,000          15,200
                                                                    ------------
Total Hong Kong                                                        6,905,631
--------------------------------------------------------------------------------
Ireland - 0.5%
Allied Irish Banks PLC                                     9,588         205,101
Bank of Ireland                                           13,127         195,004
Fyffes PLC                                               129,564         184,771
Independent News & Media PLC                             163,130         542,178
Irish Life & Permanent PLC                                 1,027          19,886
                                                                    ------------
Total Ireland                                                          1,146,940
--------------------------------------------------------------------------------
Italy - 10.2%
Alleanza Assicurazioni SpA                                28,770         377,237
Arnoldo Mondadori Editore SpA(a)                          29,200         247,538
Banca Intesa SpA                                         729,860       5,163,771
Banca Monte dei Paschi di Siena SpA(a)                    43,146         191,769
Banca Popolare di Milano S.c.r.l.                          3,207          35,343
Banca Profilo SpA                                         23,428          52,343
Benetton Group SpA                                         2,274          32,429
Credito Artigiano SpA                                     17,132          76,010
Credito Artigiano SpA*                                     4,283          16,424
Enel SpA                                                 399,041       4,249,060
Eni SpA                                                  177,528       6,076,123
ERGO Previdenza SpA                                       29,896         171,130
Gruppo Editoriale L'Espresso SpA(a)                       96,858         397,504
Mediaset SpA                                              18,437         171,196
Mediobanca SpA                                            13,952         287,178
Milano Assicurazioni SpA                                  28,570         192,513
Premuda SpA                                               87,862         177,229
Recordati SpA                                             23,503         176,432
Snam Rete Gas SpA                                         92,100         587,761
Societa Cattolica di Assicurazioni S.c.r.l.(a)             3,422         167,930
Sogefi SpA                                                12,798         110,318

                       See Notes to Financial Statements.

30  WisdomTree International Dividend Funds

WisdomTree DEFA High-Yielding Equity Fund

March 31, 2008

=================================================================================
Investments                                              Shares      U.S. $ Value
---------------------------------------------------------------------------------
Telecom Italia SpA                                       675,858     $  1,418,983
Terna SpA                                                103,227          442,043
UniCredito Italiano SpA                                  439,600        2,953,449
Unione di Banche Italiane SCPA                            27,041          695,420
                                                                     ------------
Total Italy                                                            24,467,133
---------------------------------------------------------------------------------
Japan - 0.2%
Aderans Co., Ltd.                                          1,600           29,674
Arisawa Manufacturing Co., Ltd.                            6,900           53,725
Avex Group Holdings, Inc.                                  2,600           27,924
Kyokuto Securities Co., Ltd.                               2,300           15,875
Okasan Holdings, Inc.                                      2,000            9,866
Oracle Corp. Japan                                         3,400          157,814
Riken Corp.                                                9,000           41,774
SBI Holdings, Inc.                                            64           15,419
Teikoku Tsushin Kogyo Co., Ltd.                            2,000            6,088
TonenGeneral Sekiyu K.K.                                  11,000           94,268
Uniden Corp.                                               4,000           24,554
Yushiro Chemical Industry Co., Ltd.                          300            5,169
                                                                      -----------
Total Japan                                                               482,150
---------------------------------------------------------------------------------
Netherlands - 4.5%
ABN AMRO Holding N.V.(a)                                  55,165        3,334,756
AEGON N.V.                                                50,349          743,554
Ballast Nedam N.V.                                           322           12,807
ING Groep N.V.                                            79,017        2,969,896
Koninklijke DSM N.V.                                       1,677           81,180
Nutreco Holding N.V.                                       1,066           82,261
OCE N.V.                                                   5,603           95,707
Reed Elsevier N.V.                                        18,549          355,053
Royal KPN N.V.                                            89,677        1,520,445
Unilever N.V.                                             48,767        1,637,431
                                                                     ------------
Total Netherlands                                                      10,833,090
---------------------------------------------------------------------------------
New Zealand - 0.6%
Air New Zealand Ltd.                                      53,451           54,210
Auckland International Airport Ltd.                       64,195          115,072
Contact Energy Ltd.                                       14,341           90,086
Fisher & Paykel Appliances Holdings Ltd.                  14,622           27,015
Fletcher Building Ltd.                                    25,009          164,965
New Zealand Refining Co., Ltd. (The)                      15,414           84,708
Nuplex Industries Ltd.                                     4,670           22,580
Telecom Corp. of New Zealand Ltd.                        233,594          686,857
Vector Ltd.                                               29,841           40,353
Warehouse Group Ltd. (The)                                49,100          226,210
                                                                     ------------
Total New Zealand                                                       1,512,056
---------------------------------------------------------------------------------
Norway - 0.6%
Aker ASA Class A                                           1,440           83,593
Camillo Eitzen & Co. ASA*                                 19,300          235,470
DnB NOR ASA                                               52,024          791,352
Ekornes ASA                                                3,250           59,158
Sparebanken Midt-Norge                                    17,900          179,643
Sparebanken Nord-Norge                                     4,300           85,463
Veidekke ASA                                               9,760           96,510
                                                                     ------------
Total Norway                                                            1,531,189
---------------------------------------------------------------------------------
Portugal - 0.4%
Brisa-Auto-estradas de Portugal S.A.                      10,392          149,023
Portugal Telecom, SGPS, S.A.                              62,637          730,491
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.           10,354           37,079
                                                                     ------------
Total Portugal                                                            916,593
---------------------------------------------------------------------------------
Singapore - 1.8%
ComfortDelgro Corp., Ltd.                                 63,000           83,198
DBS Group Holdings Ltd.                                   59,000          770,598
HTL International Holdings Ltd.                           27,000            7,641
Jaya Holdings Ltd.                                        40,000           42,956
MobileOne Ltd.                                            36,000           55,379
Robinson & Co., Ltd.                                       9,000           45,126
SembCorp Marine Ltd.                                      55,600          154,114
Singapore Airlines Ltd.                                   35,533          402,217
Singapore Airport Terminal Services Ltd.                  40,000           66,756
Singapore Petroleum Co., Ltd.                              1,000            4,905
Singapore Post Ltd.                                      110,000           91,790
Singapore Press Holdings Ltd.                             52,000          173,566
Singapore Telecommunications Ltd.                        464,900        1,318,985
SMRT Corp. Ltd.                                           80,000          105,649
StarHub Ltd.                                              73,640          162,439
United Overseas Bank Ltd.                                 50,000          694,409
UOB Kay Hian Holdings Ltd.                                40,000           56,888
                                                                     ------------
Total Singapore                                                         4,236,616
---------------------------------------------------------------------------------
Spain - 7.6%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.             149,395        3,302,298
Banco Popular Espanol, S.A.(a)                            34,859          635,212
Banco Santander Central Hispano, S.A.                    282,988        5,658,917
Endesa S.A.                                               45,575        2,399,011
Gestevision Telecinco, S.A.(a)                            15,891          324,571
Telefonica, S.A.                                         207,771        5,991,868
                                                                     ------------
Total Spain                                                            18,311,877
---------------------------------------------------------------------------------
Sweden - 2.9%
AB Volvo Class B                                          22,931          348,028
AB SKF Class B                                            15,204          306,390
Axfood AB                                                  2,052           73,187
Boliden AB                                                 9,500          101,329
Brostrom AB Class B                                        5,700           41,236
D. Carnegie & Co. AB(a)                                   18,502          312,009
Fabege AB                                                  8,660           92,734
HIQ International AB                                       7,400           40,182
Intrum Justitia AB                                         8,000          142,666
KappAhl Holding AB*                                        6,400           59,899
Kungsleden Fastighets AB                                  25,522          317,414
NCC AB Class B(a)                                          6,500          189,631
Nordea Bank AB                                            98,018        1,591,773
Seco Tools Class B                                         8,200          154,875

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  31

Schedule of Investments (concluded)

WisdomTree DEFA High-Yielding Equity Fund

March 31, 2008

=======================================================================================
Investments                                                  Shares        U.S. $ Value
---------------------------------------------------------------------------------------
Securitas AB Class B                                            7,000      $     92,665
Skanska AB Class B                                             16,004           321,162
Svenska Cellulosa Aktiebolaget SCA Class B                     22,800           416,209
Svenska Handelsbanken AB Class A                               21,204           618,604
Swedbank AB Class A                                            20,004           561,668
TeliaSonera AB(a)                                             126,500         1,017,555
Trelleborg AB Class B                                           6,200           123,896
                                                                           ------------
Total Sweden                                                                  6,923,112
---------------------------------------------------------------------------------------
Switzerland - 1.6%
Baloise Holding AG                                              2,316           231,120
Bellevue Group AG                                               2,594           179,656
Swiss Reinsurance Co.                                          11,720         1,027,966
Swisscom AG                                                     2,555           878,963
UBS AG                                                         42,180         1,230,792
Zurich Financial Services AG                                    1,044           330,126
                                                                           ------------
Total Switzerland                                                             3,878,623
---------------------------------------------------------------------------------------
United Kingdom - 26.4%
Aero Inventory PLC                                              5,496            65,540
Amlin PLC                                                       5,344            28,863
AstraZeneca PLC                                                44,928         1,682,305
Aviva PLC                                                     110,785         1,359,643
Barclays PLC                                                  281,578         2,535,151
Blacks Leisure Group PLC                                       48,258           140,992
BP PLC                                                        657,933         6,695,122
British American Tobacco PLC                                   76,374         2,870,410
BT Group PLC                                                  373,224         1,611,522
Cable & Wireless PLC*                                          30,339            89,785
Carpetright PLC                                                 3,626            54,951
Centrica PLC                                                  108,499           643,151
Compass Group PLC                                             109,057           698,479
Diageo PLC                                                     96,963         1,957,973
Electrocomponents PLC                                           4,928            17,801
Friends Provident PLC                                         108,116           265,592
GKN PLC                                                        34,707           209,872
GlaxoSmithKline PLC                                           199,586         4,228,575
HBOS PLC                                                      153,406         1,707,408
HMV Group PLC                                                  21,293            54,910
HSBC Holdings PLC                                             482,006         7,951,287
IMI PLC                                                         3,201            28,931
Imperial Tobacco Group PLC                                     23,720         1,092,786
ITV PLC                                                       267,419           336,436
Kingfisher PLC                                                 33,696            88,401
Ladbrokes PLC                                                  68,704           425,009
Legal & General Group PLC                                     226,743           569,623
Lloyds TSB Group PLC                                          378,515         3,392,864
LogicaCMG PLC                                                 171,990           361,486
National Grid PLC                                              97,698         1,342,718
Old Mutual PLC                                                179,384           393,961
Pearson PLC                                                    38,558           522,261
Rentokil Initial PLC                                          193,599           374,196
Resolution PLC                                                 39,501           537,389
Royal & Sun Alliance Insurance Group                           75,678           193,578
Royal Bank of Scotland Group (The) PLC                        376,856         2,526,005
Royal Dutch Shell PLC Class A                                 125,873         4,345,495
Scottish & Newcastle PLC                                       42,104           661,085
Scottish & Southern Energy PLC                                 34,859           972,722
Severn Trent PLC                                                6,626           186,870
Signet Group PLC                                               50,249            61,670
Smiths Group PLC                                               21,723           405,840
Smiths News PLC                                                15,714            31,153
Tomkins PLC                                                    61,344           217,934
Unilever PLC                                                   46,133         1,557,801
United Utilities PLC                                           60,927           836,143
Vodafone Group PLC                                          2,295,636         6,884,923
Woolworths Group PLC                                          953,891           208,544
                                                                           ------------
Total United Kingdom                                                         63,425,156
---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $252,186,360)                                                        238,214,308
=======================================================================================
RIGHTS* - 0.0%
Australia - 0.0%
Primary Health Care Ltd., expiring 4/13/08
(Cost: $0)                                                      5,875               536
=======================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $252,186,360)                                                        238,214,844
=======================================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $79,076)                                                79,076            79,076
=======================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 2.8%
MONEY MARKET FUNDS(c) - 2.8%
UBS Enhanced Yield Portfolio, 3.09%                                 3                 3
UBS Private Money Market Fund LLC, 3.17%                    6,702,973         6,702,973
                                                                           ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $6,702,976)(d)                                                         6,702,976
=======================================================================================
TOTAL INVESTMENTS IN SECURITIES - 101.9%
(Cost: $258,968,412)                                                        244,996,896
Liabilities in Excess of Foreign Currency and
Other Assets - (1.9)%                                                        (4,589,290)
                                                                           ------------
NET ASSETS - 100.0%                                                        $240,407,606
=======================================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $6,084,117 and the total market value of the collateral held by the Fund was $6,702,976.

                       See Notes to Financial Statements.

32  WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Europe Total Dividend Fund

March 31, 2008

==============================================================================
Investments                                            Shares     U.S. $ Value
------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Austria - 0.6%
Andritz AG                                                112       $    6,171
AT&S Austria Technologie & Systemtechnik AG                22              359
Bank Austria Creditanstalt AG                             480          106,482
BOEHLER-UDDEHOLM AG                                       168           18,634
Flughafen Wien AG                                          84           10,160
OMV AG                                                    771           51,140
Semperit AG Holding                                        84            3,314
voestalpine AG                                            309           21,544
Wiener Staedtische AG                                     147           11,304
Wienerberger AG                                           278           14,841
                                                                    ----------
Total Austria                                                          243,949
------------------------------------------------------------------------------
Belgium - 2.4%
Barco N.V.                                                235           16,891
Belgacom S.A.                                           2,691          119,606
Cofinimmo                                                  17            3,689
Compagnie Maritime Belge S.A.                             470           31,741
Delhaize Group                                            258           20,375
Dexia N.V.                                              5,203          148,812
Euronav N.V.                                            1,197           45,635
Exmar N.V.                                                412           10,746
Fortis N.V.                                             4,501          113,828
Groep Colruyt S.A.                                        105           27,120
InBev N.V.                                                962           84,967
KBC Ancora                                                731           75,475
KBC Groep N.V.                                          1,515          197,185
Mobistar S.A.                                             489           44,476
Solvay S.A.                                               313           40,084
UCB S.A.                                                1,185           41,319
Umicore                                                   595           31,075
                                                                    ----------
Total Belgium                                                        1,053,024
------------------------------------------------------------------------------
Denmark - 0.8%
A/S Dampskibsselskabat Torm                               800           23,798
Allianz SE                                                200            5,355
Amagerbanken A/S*                                         875           36,999
Carlsberg A/S Class B                                     100           12,834
Danisco A/S                                                50            3,665
Danske Bank A/S                                         3,503          129,699
H. Lundbeck A/S                                           501           12,562
Novo-Nordisk A/S Class B                                1,302           89,359
Novozymes A/S Class B                                      50            4,696
Rella Holding A/S                                       2,300           34,210
Sydbank A/S                                                50            1,825
                                                                    ----------
Total Denmark                                                          355,002
------------------------------------------------------------------------------
Finland - 2.5%
Amer Sports Oyj                                            32              647
Elektrobit Corp.(a)                                     3,958            8,968
Elisa Oyj                                               1,052           26,371
Fortum Oyj                                              5,560          227,389
KCI Konecranes Oyj                                        543           20,994
Kemira Oyj                                                703           10,805
Kesko Oyj Class B                                         348           18,059
Metso Oyj                                                 703          $38,097
Nokia Oyj                                              11,648          369,875
Nokian Renkaat Oyj                                        437           18,696
Outokumpu Oyj                                             705           32,184
Pohjola Bank PLC Class A                                  703           13,289
Rautaruukki Oyj                                         1,832           88,742
Sampo Oyj Class A                                       2,798           76,036
Sanoma-WSOY Oyj                                           674           18,754
Stora Enso Oyj Class R                                  2,798           32,409
UPM-Kymmene Oyj                                         1,270           22,639
Wartsila Oyj Class B*                                     354           23,980
YIT Oyj*                                                  703           20,017
                                                                    ----------
Total Finland                                                        1,067,951
------------------------------------------------------------------------------
France - 17.0%
Accor S.A.                                              1,875          137,440
Air France-KLM                                          2,745           77,597
April Group                                             1,592           79,714
Assystem                                                4,356           57,841
AXA S.A.                                               13,126          478,164
BNP Paribas                                             5,566          563,485
Bouygues S.A.                                           1,055           67,269
Carrefour S.A.                                          2,635          204,046
Casino Guichard Perrachon S.A.                          1,130          135,974
Christian Dior S.A.                                     1,109          123,202
Cie de Saint-Gobain S.A.                                1,631          133,484
CNP Assurances S.A.                                     1,051          130,031
Compagnie Generale des Etablissements Michelin
  Class B                                               1,027          107,599
Credit Agricole S.A.                                   11,237          348,990
Electricite de France                                   2,371          207,047
Fimalac                                                    94            5,647
Gaz de France S.A.                                      3,032          183,719
Groupe Danone                                           1,757          157,689
Ipsen                                                   2,098          119,545
Lafarge S.A.                                              941          164,255
Lagardere SCA                                           1,385          103,936
L'Air Liquide S.A.                                      1,116          170,770
L'Oreal S.A.                                            1,540          196,290
LVMH Moet Hennessy Louis Vuitton S.A.                   1,193          133,270
Natixis                                                 7,150          115,448
NRJ Group                                               2,020           16,900
PPR S.A.                                                  900          133,839
Renault S.A.                                            1,453          161,395
Sanofi-Aventis                                          3,956          297,877
Schneider Electric S.A.                                 1,088          141,298
Sechilienne-Sidec                                         809           62,749
Societe Generale                                        2,119          208,242
Societe Television Francaise 1                            232            5,121
Ste Industrielle d'Aviation Latecoere S.A.              1,795           37,260
Suez S.A.                                               8,779          578,270
Technip S.A.                                              247           19,307
TOTAL S.A.                                             13,568        1,011,321
Veolia Environnement S.A.                                  29            2,029
VINCI S.A.                                              2,385          173,048

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  33

WisdomTree Europe Total Dividend Fund

March 31, 2008

=============================================================================
Investments                                           Shares     U.S. $ Value
-----------------------------------------------------------------------------
Vivendi S.A.                                            8,405      $  329,624
                                                                   ----------
Total France                                                        7,380,732
-----------------------------------------------------------------------------
Germany - 10.1%
adidas AG                                                 773          51,579
Allianz SE                                              1,357         269,811
Baader Wertpapierhandelsbank AG                         3,698          22,794
BASF AG                                                 1,987         268,599
Bayer AG                                                2,551         205,181
Bayer Schering Pharma AG                                  854         141,559
Bayerische Motoren Werke AG                             1,174          65,091
Beate Uhse AG                                           1,755           3,754
Beiersdorf AG                                             474          40,025
Celesio AG                                              1,187          58,984
Comdirect Bank AG                                         906          11,557
Commerzbank AG                                          1,561          48,975
Continental AG                                            230          23,540
DaimlerChrysler AG                                      3,758         322,448
Deutsche Bank AG                                        2,095         238,018
Deutsche Boerse AG                                        651         105,248
Deutsche Lufthansa AG                                   2,983          80,969
Deutsche Post AG                                        5,022         153,980
Deutsche Postbank AG                                      802          76,846
Deutsche Telekom AG                                    32,775         547,900
E.ON AG                                                 2,774         515,421
Fresenius Medical Care AG & Co. KGaA                    1,444          72,876
H&R WASAG AG(a)                                           361           8,443
IDS Scheer AG                                              58             914
Koenig & Bauer AG                                         164           5,171
MAN AG                                                    638          85,061
MLP AG                                                    460           6,575
Muenchener Rueckversicherungs-Gesellshaft AG              823         161,550
RWE AG                                                  1,849         228,117
SAP AG                                                    279          13,917
Siemens AG                                              2,678         291,312
ThyssenKrupp AG                                         1,735          99,631
Volkswagen AG                                             456         132,690
                                                                   ----------
Total Germany                                                       4,358,536
-----------------------------------------------------------------------------
Ireland - 0.8%
Abbey PLC                                                 265           2,394
Allied Irish Banks PLC                                  3,988          85,309
Anglo Irish Bank Corp. PLC                                962          12,881
Bank of Ireland                                         2,075          30,824
CRH PLC                                                   990          37,586
DCC PLC                                                   196           4,649
FBD Holdings PLC                                        2,195         102,256
Fyffes PLC                                              4,637           6,613
Glanbia PLC                                               742           5,937
IAWS Group PLC                                            128           3,020
Independent News & Media PLC                            2,568           8,535
Irish Life & Permanent PLC                              1,004          19,441
Kerry Group PLC Class A                                   224           7,046
Readymix PLC                                            3,285           7,417
                                                                   ----------
Total Ireland                                                         333,908
-----------------------------------------------------------------------------
Italy - 9.7%
Actelios SpA                                              101           1,007
AEM SpA                                                25,584          94,355
Alleanza Assicurazioni SpA                              5,253          68,878
Arnoldo Mondadori Editore SpA                             242           2,052
Assicurazioni Generali SpA                              4,270         192,696
Atlantia SpA                                            2,092          63,480
Autogrill SpA                                           3,760          56,332
Autostrada Torino-Milano SpA                              354           6,815
Banca Carige SpA                                       12,803          50,565
Banca Finnat Euramerica SpA*                           30,595          36,263
Banca IFIS SpA                                            207           3,064
Banca Intermobiliare SpA                                   46             379
Banca Intesa SpA                                       89,573         633,729
Banca Monte dei Paschi di Siena SpA(a)                 10,276          45,673
Banca Popolare di Milano S.c.r.l.                         333           3,670
Banco di Desio e della Brianza SpA                      1,404          14,183
Banco Popolare S.c.r.l.*                                3,327          55,301
Benetton Group SpA                                          5              71
Caltagirone SpA                                            65             491
Credito Emiliano SpA                                    1,506          20,069
Enel SpA                                               49,090         522,719
Eni SpA                                                28,881         988,489
ERG SpA                                                   606          13,664
ERGO Previdenza SpA                                     2,247          12,862
Finmeccanica SpA                                        2,704          92,291
Gruppo Editoriale L'Espresso SpA                        1,418           5,819
Ifil Investments SpA                                   10,680          86,477
Intek SpA                                               6,459           6,289
Luxottica Group SpA(a)                                  2,342          59,265
Mediaset SpA                                            1,398          12,981
Mediobanca SpA                                          2,997          61,688
Piccolo Credito Valtellinese S.c.r.l.                     397           5,206
Premuda SpA                                             1,729           3,488
Recordati SpA                                          11,709          87,897
Risanamento SpA*                                        2,477           7,328
Snam Rete Gas SpA                                      13,530          86,345
Societa Cattolica di Assicurazioni S.c.r.l.               204          10,011
Telecom Italia SpA                                    108,783         228,393
Terna SpA                                              21,121          90,445
UniCredito Italiano SpA                                53,996         362,772
Unione di Banche Italiane SCPA                          5,175         133,087
                                                                   ----------
Total Italy                                                         4,226,589
-----------------------------------------------------------------------------
Netherlands - 5.5%
ABN AMRO Holding N.V.                                   7,945         480,280
AEGON N.V.                                              9,241         136,471
Akzo Nobel N.V.                                         1,004          80,849
Brunel International                                      216           5,558
Corporate Express                                       2,869          33,505
CSM N.V.                                                  222           7,609
European Aeronautic Defence & Space Co.
  EADS N.V.                                             1,719          40,885
Heijmans N.V.                                             301          11,657
Heineken Holding N.V.                                     837          42,242

                       See Notes to Financial Statements.

34  WisdomTree International Dividend Funds

WisdomTree Europe Total Dividend Fund

March 31, 2008

==================================================================================
Investments                                                Shares     U.S. $ Value
----------------------------------------------------------------------------------
Heineken N.V.                                                 760       $   44,305
ICT Automatisering N.V.                                     1,012           14,063
ING Groep N.V.                                             11,586          435,466
Koninklijke DSM N.V.                                          753           36,451
Koninklijke Philips Electronics N.V.                        2,969          113,991
Koninklijke Wessanen N.V.                                     385            5,411
Macintosh Retail Group N.V.                                    28              839
Ordina N.V.                                                 1,250           20,560
Reed Elsevier N.V.                                          1,657           31,717
Royal KPN N.V.                                             13,389          227,006
SBM Offshore N.V.                                           1,395           45,159
SNS Reaal                                                      35              713
STMicroelectronics N.V.                                     5,155           55,055
TNT N.V.                                                    1,302           48,544
Unilever N.V.                                               4,495          150,927
Unilever N.V. CVA                                           7,459          251,394
Vedior N.V.                                                 1,462           42,626
Wolters Kluwer N.V.                                         1,261           33,508
                                                                        ----------
Total Netherlands                                                        2,396,791
----------------------------------------------------------------------------------
Norway - 1.6%
Aker ASA Class A                                              140            8,127
BW Gas ASA                                                    600            5,242
DnB NOR ASA                                                 7,606          115,697
Ekornes ASA                                                   600           10,921
Norsk Hydro ASA                                             4,953           72,320
Orkla ASA                                                   3,505           44,487
Sparebank 1 SR Bank*                                        2,533           26,293
Sparebanken Midt-Norge                                      3,600           36,129
Sparebanken Nord-Norge                                      1,050           20,869
Statoil ASA                                                 9,529          286,147
Yara International ASA                                      1,301           75,396
                                                                        ----------
Total Norway                                                               701,628
----------------------------------------------------------------------------------
Portugal - 0.9%
Banco Comercial Portugues, S.A. Class R                    13,255           43,267
Banco Espirito Santo, S.A.                                  2,078           36,253
Brisa-Auto-estradas de Portugal S.A.                        2,202           31,577
EDP - Energias de Portugal, S.A.                           15,251           92,797
Jeronimo Martins, SGPS, S.A.                                1,390           11,211
Mota-Engil, SGPS, S.A.                                        962            7,332
Portucel-Empresa Produtora De Pasta E Papel, S.A.           2,342            8,276
Portugal Telecom, SGPS, S.A.                                8,018           93,508
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.             2,377            8,512
Semapa-Sociedade de Investimento e Gestao,
  SGPS, S.A.                                                  760            9,754
Sonae SGPS, S.A.                                            4,895            9,036
Zon Multimedia - Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.                                  2,350           27,965
                                                                        ----------
Total Portugal                                                             379,488
----------------------------------------------------------------------------------
Spain - 9.9%
Abertis Infraestructuras S.A.                               1,805           59,033
Acciona, S.A.                                                 258           69,355
ACS, Actividades Construccion y Servicios, S.A.               976           55,783
Adolfo Dominguez S.A.                                          16              491
Banco Bilbao Vizcaya Argentaria, Chile, S.A.               18,653          412,315
Banco de Santander Central Hispano, S.A.                   40,430          808,479
Banco Espanol de Credito, S.A.                              2,196           41,826
Banco Guipuzcoano S.A.                                      5,676           97,134
Banco Popular Espanol, S.A.                                 4,806           87,576
Banco Sabadell S.A.(a)                                      4,351           47,916
Bankinter, S.A.                                             2,304           36,691
Campofrio Alimentacion S.A.*                                1,669           25,997
Cia Espanola De Petroleos, S.A.(a)                            774           86,035
Corporacion Financiera Alba, S.A.                             434           28,629
Endesa S.A.                                                 8,371          440,639
Fomento de Construcciones y Contratas S.A.                    530           35,020
Gas Natural SDG, S.A.                                       1,812          112,494
Gestevision Telecinco, S.A.                                 2,355           48,101
Grupo Catalana Occidente S.A.                               3,409          131,910
Grupo Ferrovial S.A.                                          544           39,643
IBERDROLA, S.A.                                            17,476          271,931
Iberia Lineas Aereas de Espana                              2,837           12,407
Inditex S.A.                                                  983           54,812
Mapfre S.A.                                                 4,805           24,212
Metrovacesa S.A.                                            1,430          188,977
Montebalito S.A.                                              633            8,024
Red Electrica de Espana, S.A.                                 986           60,589
Repsol YPF, S.A.                                            4,081          141,359
Sacyr Vallehermoso, S.A.                                    1,671           58,251
Tavex Algodonera S.A.*                                        517            1,270
Telefonica, S.A.                                           26,387          760,970
Union Fenosa, S.A.                                            962           64,891
                                                                        ----------
Total Spain                                                              4,312,760
----------------------------------------------------------------------------------
Sweden - 3.7%
AB SKF Class B                                              1,402           28,253
AB Volvo Class A                                            1,705           25,446
AB Volvo Class B                                            4,101           62,242
Alfa Laval AB                                                 701           42,675
Assa Abloy AB Class B                                       1,402           25,475
Atlas Copco AB Class A                                      2,804           47,995
Atlas Copco AB Class B                                      2,204           34,658
Boliden AB                                                    455            4,853
D. Carnegie & Co. AB                                        2,099           35,397
Electrolux AB Series B                                      2,103           34,577
Eniro AB                                                      903            6,578
Getinge AB*                                                    87            2,267
Getinge AB Class B                                          1,400           36,358
H&M Hennes & Mauritz AB Class B                             3,152          194,011
Hexagon AB Class B                                          2,103           42,911
Investment AB Kinnevik Class B                              2,103           39,986
L E Lundbergforetagen AB Class B                              350           20,068
Nordea Bank AB                                             14,012          227,549
Rederi AB Transatlantic                                       300            2,216
Sandvik AB                                                  4,204           73,198
Scania AB Class A                                           2,404           54,324
Scania AB Class B                                           2,804           58,989
Securitas AB Class B                                        1,402           18,560

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  35

WisdomTree Europe Total Dividend Fund

March 31, 2008

============================================================================
Investments                                         Shares      U.S. $ Value
----------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB                      2,802       $   73,476
Skanska AB Class B                                    1,402           28,135
SSAB Svenskt Stal AB Series A                         1,103           31,063
Svenska Cellulosa Aktiebolaget SCA Class B            2,003           36,564
Svenska Handelsbanken AB Class A                      2,802           81,745
Svolder AB Class B                                    2,233           21,276
Swedbank AB Class A                                   2,802           78,674
Swedish Match AB                                          2               44
TeliaSonera AB                                       16,515          132,845
                                                                  ----------
Total Sweden                                                       1,602,408
----------------------------------------------------------------------------
Switzerland - 4.6%
Adecco S.A.                                             565           32,761
Baloise Holding AG                                        3              299
Ciba Specialty Chemicals Holding Inc.                   593           21,716
Credit Suisse Group                                   4,454          227,642
Givaudan S.A.                                            42           41,722
Holcim Ltd.                                             495           52,200
Inficon Holding AG                                       31            4,952
Julius Baer Holdings AG                                 823           60,911
Kudelski S.A.                                           906           13,356
Kuehne + Nagel International AG                         480           48,216
Lundbergforetagen AB Class B                            113            2,034
Nestle S.A.                                           1,217          610,622
Novartis AG                                           5,741          295,451
Roche Holding AG                                      1,151          217,504
Swatch Group AG (The) Class B                           178           47,782
Swiss Reinsurance Co.                                 1,253          109,901
Swisscom AG                                             306          105,269
Zurich Financial Services AG                            350          110,674
                                                                  ----------
Total Switzerland                                                  2,003,012
----------------------------------------------------------------------------
United Kingdom - 29.2%
Abacus Group PLC                                     41,658           38,914
Acal PLC                                                757            2,460
Aero Inventory PLC                                    1,632           19,462
Alliance & Leicester PLC                              5,716           58,904
Anglo American PLC                                    3,248          195,469
AstraZeneca PLC                                       7,283          272,708
ATH Resources PLC                                       663            2,561
Aviva PLC                                            16,740          205,447
BAE SYSTEMS PLC                                      25,546          246,375
Barclays PLC                                         38,712          348,538
BG Group PLC                                         10,898          252,769
BHP Billiton PLC                                      6,310          187,490
BP PLC                                               93,594          952,412
Bradford & Bingley PLC                                2,798           10,385
British American Tobacco PLC                         12,617          474,191
British Polythene Industries                          2,607           12,280
British Sky Broadcasting PLC                         10,422          115,272
BT Group PLC                                         68,287          294,852
Carter & Carter Group PLC+                           18,719           30,693
Centrica PLC                                         32,590          193,184
Chesnara PLC                                          2,095            6,954
Close Brothers Group PLC                              2,460           30,167
Compass Group PLC                                    27,986          179,241
Dart Group PLC                                       15,663            8,405
Dawson Holdings PLC                                  10,754           20,091
Diageo PLC                                           13,501          272,626
Electrocomponents PLC                                   973            3,515
Elektrobit Corp. Class B(a)                           6,633            5,702
FirstGroup PLC                                        2,477           27,741
GCAP Media PLC                                          909            3,546
GlaxoSmithKline PLC                                  24,939          528,375
HMV Group PLC                                         3,550            9,155
HSBC Holdings PLC                                    68,040        1,122,403
Imperial Tobacco Group PLC                            3,676          169,354
Kazakhmys PLC                                         1,936           61,449
Kingfisher PLC                                       13,184           34,588
Land of Leather Holdings Plc                          7,150            7,674
Lloyds TSB Group PLC                                 62,047          556,166
Marks & Spencer Group PLC                            16,415          126,340
McKay Securities PLC                                    528            2,938
National Grid PLC                                    20,072          275,861
Old Mutual PLC                                       63,005          138,371
Pearson PLC                                          13,492          182,746
Photo-Me International PLC                            2,416              720
Provident Financial PLC                               4,629           77,879
Prudential PLC                                       19,176          253,637
Reckitt Benckiser Group PLC                           3,761          208,627
Reed Elsevier PLC                                    14,521          184,996
Renishaw PLC                                            735            9,955
Rexam PLC                                             2,692           22,819
Rio Tinto PLC                                         2,393          248,886
Royal Bank of Scotland Group (The) PLC               64,235          430,557
Royal Dutch Shell PLC Class A                        19,925          687,868
Royal Dutch Shell PLC Class B                         8,818          297,237
SABMiller PLC                                         7,521          165,026
Sage Group (The) PLC                                 29,051          108,606
Scottish & Southern Energy PLC                        9,198          256,665
Smiths News PLC                                      23,605           46,798
Standard Chartered PLC                                8,955          306,482
Taylor Wimpey PLC                                    15,545           57,929
Tesco PLC                                            29,854          224,879
Tomkins PLC                                              27               96
Tribal Group PLC                                     17,923           47,377
TT electronics PLC                                    5,548           10,723
Tullow Oil PLC                                        4,784           62,802
Unilever PLC                                          7,601          256,668
United Utilities PLC                                    190            2,608
Vodafone Group PLC                                  333,076          998,941
Wagon PLC                                            11,056            3,790
Warner Estate Holdings PLC                            1,609           10,233
Whatman PLC                                             787            4,184
                                                                  ----------
Total United Kingdom                                              12,674,762
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $43,431,223)                                               43,090,540
============================================================================

                       See Notes to Financial Statements.

36  WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Europe Total Dividend Fund

March 31, 2008

==========================================================================
Investments                                         Shares    U.S. $ Value
--------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $3,439)                                      3,439      $     3,439
==========================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.7%
MONEY MARKET FUND(c) - 0.7%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $287,665)(d)                               287,665          287,665
==========================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $43,722,327)                                             43,381,644
Foreign Currency and Other Assets in Excess of
Liabilities - 0.0%                                                  17,683
                                                               -----------
NET ASSETS - 100.0%                                            $43,399,327
==========================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $160,331 and the total market value of the collateral held by the Fund was $287,665.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  37

Schedule of Investments

WisdomTree Europe High-Yielding Equity Fund

March 31, 2008

=============================================================================
Investments                                           Shares     U.S. $ Value
-----------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Belgium - 2.9%
Barco N.V.                                                414      $   29,756
Belgacom S.A.                                           6,021         267,613
Cofinimmo                                                 109          23,652
Compagnie Maritime Belge S.A.                             613          41,398
Dexia N.V.                                              6,212         177,670
Euronav N.V.                                            3,981         151,773
Fortis N.V.                                            17,194         434,826
KBC Ancora                                                209          21,579
KBC Groep N.V.                                          1,512         196,794
                                                                   ----------
Total Belgium                                                       1,345,061
-----------------------------------------------------------------------------
Denmark - 0.7%
Danske Bank A/S                                         5,108         189,125
Harboes Bryggeri A/S                                      900          23,618
TrygVesta A/S                                           1,350         119,044
                                                                   ----------
Total Denmark                                                         331,787
-----------------------------------------------------------------------------
Finland - 1.6%
Elektrobit Corp.                                        6,843          15,506
Metso Oyj                                               4,039         218,880
Outokumpu Oyj                                              40           1,826
PKC Group Oyj                                             674           7,519
Pohjola Bank PLC Class A                                2,403          45,426
Rautaruukki Oyj                                         2,943         142,558
Sampo Oyj Class A                                       6,207         168,675
Sanoma-WSOY Oyj                                         2,002          55,705
Stora Enso Oyj Class R                                  6,806          78,834
Uponor Oyj                                                803          18,959
                                                                   ----------
Total Finland                                                         753,888
-----------------------------------------------------------------------------
France - 17.0%
AXA S.A.                                               25,361         923,871
BNP Paribas                                            11,833       1,197,936
Casino Guichard Perrachon S.A.                          1,546         186,031
Credit Agricole S.A.                                   24,520         761,522
Euler Hermes S.A.                                         677          72,861
Gaz de France S.A.                                      6,290         381,131
Imerys S.A.                                                22           2,025
M6, Metropole Television                                2,453          54,805
Natixis                                                11,654         188,172
Nexity                                                    794          34,246
PagesJaunes S.A.                                        3,167          56,606
Rallye S.A.                                               683          43,387
Renault S.A.                                            1,964         218,155
Schneider Electric S.A.                                   705          91,558
Societe Des Autoroutes Paris-Rhin-Rhone                 2,872         348,592
Suez S.A.                                              13,524         890,822
TOTAL S.A.                                             23,699       1,766,458
Valeo S.A.                                              2,902         115,511
Vivendi S.A.                                           17,550         688,269
                                                                   ----------
Total France                                                        8,021,958
-----------------------------------------------------------------------------
Germany - 8.4%
AWD Holding AG                                          2,645         122,675
BASF AG                                                 5,067         684,947
Bayer Schering Pharma AG                                2,183         361,854
Beate Uhse AG                                          17,269          36,941
Deutsche Bank AG                                        2,948         334,929
Deutsche Lufthansa AG                                   4,531         122,986
Deutsche Post AG                                        4,174         127,979
Deutsche Telekom AG                                    59,006         986,403
MPC Muenchmeyer Petersen Capital AG                       587          41,540
Muenchener Rueckversicherungs-Gesellshaft AG            2,319         455,206
Norddeutsche Affinerie AG                               1,335          53,054
RWE AG                                                  5,028         620,320
                                                                   ----------
Total Germany                                                       3,948,834
-----------------------------------------------------------------------------
Ireland - 0.6%
Abbey PLC                                                 265           2,394
Allied Irish Banks PLC                                 10,813         231,305
Bank of Ireland                                         1,378          20,470
Fyffes PLC                                              4,900           6,988
                                                                   ----------
Total Ireland                                                         261,157
-----------------------------------------------------------------------------
Italy - 13.5%
Alleanza Assicurazioni SpA                             13,587         178,155
Arnoldo Mondadori Editore SpA(a)                        7,258          61,529
Banca Intermobiliare SpA                                3,035          25,007
Banca Intesa SpA                                      203,581       1,440,339
Enel SpA                                              125,752       1,339,030
Eni SpA                                                48,088       1,645,873
ERGO Previdenza SpA                                     6,824          39,062
Gruppo Editoriale L'Espresso SpA(a)                    19,459          79,859
Milano Assicurazioni SpA                                8,014          54,001
Premuda SpA                                             5,102          10,291
Snam Rete Gas SpA                                      29,500         188,262
Telecom Italia SpA                                    158,162         332,066
Terna SpA                                              36,697         157,146
UniCredito Italiano SpA                                97,312         653,790
Unione di Banche Italiane SCPA                          5,729         147,334
                                                                   ----------
Total Italy                                                         6,351,744
-----------------------------------------------------------------------------
Netherlands - 4.6%
ABN AMRO Holding N.V.                                  14,833         896,663
AEGON N.V.                                             11,752         173,554
ING Groep N.V.                                         25,496         958,281
Royal KPN N.V.                                          9,654         163,681
                                                                   ----------
Total Netherlands                                                   2,192,179
-----------------------------------------------------------------------------
Norway - 0.9%
ABG Sundal Collier ASA                                  8,009          14,578
Acta Holding ASA(a)                                    19,009          63,591
Aker ASA Class A                                          980          56,890
Camillo Eitzen & Co. ASA*                                 611           7,455
DnB NOR ASA                                            15,817         240,597
Ekornes ASA                                               701          12,760
Sparebanken Midt-Norge                                  2,801          28,111

                       See Notes to Financial Statements.

38  WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Europe High-Yielding Equity Fund

March 31, 2008

===============================================================================
Investments                                           Shares       U.S. $ Value
-------------------------------------------------------------------------------
Veidekke ASA                                            2,100       $    20,765
                                                                    -----------
Total Norway                                                            444,747
-------------------------------------------------------------------------------
Portugal - 0.3%
Portugal Telecom, SGPS, S.A.                           12,882           150,234
-------------------------------------------------------------------------------
Spain - 9.9%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.           31,457           695,340
Banco Santander Central Hispano, S.A.                  79,113         1,582,024
Endesa S.A.                                            13,104           689,778
Gestevision Telecinco, S.A.                             3,076            62,827
Telefonica, S.A.                                       57,448         1,656,731
                                                                    -----------
Total Spain                                                           4,686,700
-------------------------------------------------------------------------------
Sweden - 3.2%
AB Volvo Class B                                        4,784            72,608
Axfood AB                                                 551            19,652
Brostrom AB Class B                                    14,250           103,091
D. Carnegie & Co. AB                                    6,500           109,613
Fabege AB                                               3,196            34,224
Holmen AB Class B                                         401            13,896
Kungsleden Fastighets AB                                5,252            65,318
Nolato AB Class B                                       3,600            35,211
Nordea Bank AB                                         28,732           466,596
Rederi AB Transatlantic                                   300             2,216
Svenska Cellulosa Aktiebolaget SCA Class B              3,606            65,827
Svenska Handelsbanken AB Class A                        8,307           242,348
Swedbank AB Class A                                     5,906           165,828
TeliaSonera AB                                         17,000           136,747
                                                                    -----------
Total Sweden                                                          1,533,175
-------------------------------------------------------------------------------
Switzerland - 1.0%
Swisscom AG                                               809           278,310
Zurich Financial Services AG                              559           176,763
                                                                    -----------
Total Switzerland                                                       455,073
-------------------------------------------------------------------------------
United Kingdom - 34.7%
AstraZeneca PLC                                        15,072           564,363
Aviva PLC                                              26,447           324,579
Barclays PLC                                           84,399           759,875
BP PLC                                                175,834         1,789,285
British American Tobacco PLC                           21,931           824,246
BT Group PLC                                          103,736           447,916
Chesnara PLC                                            6,924            22,982
Devro PLC                                                 113               180
Diageo PLC                                             28,463           574,753
DSG International PLC                                  96,419           121,687
GKN PLC                                                17,584           106,330
GlaxoSmithKline PLC                                    50,023         1,059,824
HBOS PLC                                               45,987           511,835
HMV Group PLC                                           6,921            17,848
HSBC Holdings PLC                                     132,096         2,179,087
Imperial Tobacco Group PLC                              1,849            85,184
Ladbrokes PLC                                             715             4,423
Legal & General Group PLC                             110,365           277,259
Lloyds TSB Group PLC                                  104,988           941,072
National Grid PLC                                      35,641           489,834
Old Mutual PLC                                         87,500           192,166
Pearson PLC                                            18,630           252,340
Renishaw PLC                                            2,972            40,255
Royal Bank of Scotland Group (The) PLC                107,747           722,211
Royal Dutch Shell PLC Class A                          32,429         1,119,542
Scottish & Newcastle PLC                                  971            15,246
Scottish & Southern Energy PLC                          1,464            40,852
Smiths Group PLC                                       10,951           204,592
Smiths News PLC                                         1,269             2,516
TDG PLC                                                   251             1,165
Tomkins PLC                                            46,906           166,641
Unilever PLC                                           14,852           501,516
United Utilities PLC                                    1,432            19,652
Vodafone Group PLC                                    646,403         1,938,649
Wagon PLC                                              39,224            13,448
                                                                    -----------
Total United Kingdom                                                 16,333,353
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $49,362,663)                                                  46,809,890
===============================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $2,533)                                          2,533             2,533
===============================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.7%
MONEY MARKET FUND(c) - 0.7%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $323,350)(d)                                   323,350           323,350
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $49,688,546)                                                  47,135,773
Liabilities in Excess of Foreign Currency and
Other Assets - 0.0%                                                     (13,914)
                                                                    -----------
NET ASSETS - 100.0%                                                 $47,121,859
===============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $190,182 and the total market value of the collateral held by the Fund was $323,350.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  39

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund

March 31, 2008

============================================================================
Investments                                          Shares     U.S. $ Value
----------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Austria - 1.3%
AT&S Austria Technologie & Systemtechnik AG           2,833       $   46,192
Flughafen Wien AG                                     3,104          375,426
Schoeller-Bleckmann Oilfield Equipment AG               792           70,830
Semperit AG Holding                                   2,769          109,252
                                                                  ----------
Total Austria                                                        601,700
----------------------------------------------------------------------------
Belgium - 4.8%
Barco N.V.                                            2,294          164,882
Cofinimmo                                             2,406          522,075
Cumerio N.V.(a)                                       4,527          212,328
Econocom Group S.A./N.V.                              5,075           62,483
Euronav N.V.                                         16,839          641,976
EVS Broadcast Equipment S.A.                          1,966          211,991
Exmar N.V.                                            3,762           98,119
Melexis N.V.                                          6,771          112,547
Omega Pharma S.A.                                       190            8,839
Tessenderlo Chemie N.V.                               4,694          214,137
                                                                  ----------
Total Belgium                                                      2,249,377
----------------------------------------------------------------------------
Denmark - 1.6%
Allianz SE                                              500           13,386
Amagerbanken A/S*                                     2,155           91,122
Auriga Industries A/S Class B                         3,361          102,839
Bang & Olufsen A/S Class B                            1,200           75,219
Biomar Holding A/S                                      175            7,065
East Asiatic Co. Ltd. A/S                               861           75,558
Harboes Bryggeri A/S                                     58            1,522
Rella Holding A/S                                     4,350           64,701
SimCorp A/S                                             910          189,299
Sjaelso Gruppen                                         838           23,860
Spar Nord Bank A/S                                    4,667           95,695
                                                                  ----------
Total Denmark                                                        740,266
----------------------------------------------------------------------------
Finland - 7.1%
Ahlstrom Oyj                                          8,466          246,832
Alma Media Corp.(a)                                  19,213          258,774
Amer Sports Oyj Class A(a)                           11,948          241,386
Aspo Oyj+                                             6,932           71,946
Citycon Oyj*                                         29,254          179,855
Comptel PLC*                                         19,816           45,529
Elektrobit Corp.(a)                                  29,855           67,649
Finnair Oyj                                           7,723           88,844
HK-Ruokatalo Oyj Class A                              3,933           59,329
Huhtamaki Oyj(a)                                     11,798          126,749
Kemira GrowHow Oyj                                    8,258          158,593
Lassila & Tikanoja Oyj                                4,509          128,605
M-real Oyj Class B(a)                                27,219           91,435
Oriola-KD Oyj*                                        3,252           15,356
Orion Oyj Class B Class B(a)                         37,950          825,035
PKC Group Oyj                                         6,227           69,464
Poyry Oyj                                            10,300          256,890
Raisio PLC Class V                                   25,087           57,242
Stockmann Oyj Abp Class B*(a)                         4,479          212,916
Talentum Oyj                                         15,664           73,220
Technopolis PLC                                       4,410           39,481
Tekla Oyj*                                              436            6,708
                                                                  ----------
Total Finland                                                      3,321,838
----------------------------------------------------------------------------
France - 4.5%
April Group                                           1,469           73,555
Assystem                                              4,597           61,041
Bacou-Dalloz S.A.                                       571           66,230
Canal Plus S.A.                                      24,000          257,458
Carbone Lorraine                                      1,639           99,520
GFI Informatique                                        170            1,094
Groupe Steria SCA                                     1,200           39,550
Haulotte Group                                        1,384           31,601
IMS-International Metal Service                       3,934          156,713
IPSOS                                                   519           16,176
Kaufman & Broad S.A.                                  4,553          187,215
Manitou BF S.A.                                       6,189          234,382
NRJ Group(a)                                         16,413          137,318
Oberthur Card Systems S.A.                           17,922          126,088
Sechilienne-Sidec                                     3,372          261,545
Sequana Capital S.A.                                  7,835          206,336
Stallergenes                                            282           20,814
Ste Industrielle d'Aviation Latecoere S.A.            2,800           58,121
TRIGANO S.A.                                          2,290           88,502
                                                                  ----------
Total France                                                       2,123,259
----------------------------------------------------------------------------
Germany - 8.0%
AWD Holding AG(a)                                     8,816          408,884
Balda AG*(a)                                          5,353           20,187
Beate Uhse AG                                        24,396           52,187
Bechtle AG                                            2,904           91,893
Carl Zeiss Meditec AG                                 1,707           27,562
Comdirect Bank AG                                    29,394          374,939
DAB Bank AG                                           9,754           86,706
Demag Cranes AG                                       1,841           84,364
ElringKlinger AG                                      1,875          210,200
Fuchs Petrolub AG                                       618           58,902
Gerry Weber International AG                          2,959          106,199
Gfk AG                                                  553           22,125
Gildemeister AG                                       1,953           49,328
Grammer AG                                            2,498           65,904
H&R WASAG AG                                            252            5,894
HCI Capital AG                                        9,948          222,890
IDS Scheer AG                                         2,889           45,549
Indus Holding AG                                      4,135          145,457
Koenig & Bauer AG                                     2,389           75,331
Kontron AG                                              257            4,150
Leoni AG                                              3,320          159,505
Lloyd Fonds AG                                        1,935           44,183
MPC Muenchmeyer Petersen Capital AG                   4,487          317,527
Norddeutsche Affinerie AG(a)                          8,369          332,588
Pfeiffer Vacuum Technology AG                           433           40,007
Pfleiderer AG                                           590           14,958

                       See Notes to Financial Statements.

40  WisdomTree International Dividend Funds

WisdomTree Europe SmallCap Dividend Fund

March 31, 2008

================================================================================
Investments                                              Shares     U.S. $ Value
--------------------------------------------------------------------------------
Sixt AG                                                    1,278      $   57,228
Takkt AG                                                   4,806          86,739
Techem AG*                                                 4,897         464,177
Vivacon AG                                                 2,454          52,028
                                                                      ----------
Total Germany                                                          3,727,591
--------------------------------------------------------------------------------
Ireland - 2.2%
Abbey PLC                                                  2,730          24,661
FBD Holdings PLC                                           2,413         112,411
Fyffes PLC                                               131,896         190,547
Glanbia PLC                                               26,116         208,980
Greencore Group PLC                                       30,511         183,474
McInerney Holdings PLC                                    17,131          32,005
Paddy Power PLC                                            3,962         144,456
Readymix PLC                                               7,094          16,018
United Drug PLC                                           18,740         111,178
                                                                      ----------
Total Ireland                                                          1,023,730
--------------------------------------------------------------------------------
Italy - 7.6%
AcegasAps SpA                                              7,052          61,570
Actelios SpA                                               6,786          67,635
Amplifon SpA(a)                                           16,706          56,914
Anima SGRpA                                               17,057          46,488
Astaldi SpA                                                7,250          56,061
Banca Finnat Euramerica SpA*                               8,875          10,519
Banca IFIS SpA                                             6,545          96,864
Banca Intermobiliare SpA                                  19,356         159,487
Banca Popolare dell'Etruria e del Lazio                    4,979          58,145
Banca Profilo SpA                                         35,347          78,973
Banco di Desio e della Brianza SpA                         6,939          70,094
Biesse SpA                                                   761          16,327
Brembo SpA                                                 8,607         124,926
Caltagirone SpA                                            8,292          62,673
COFIDE - Compagnia Finanziaria De Benedetti SpA           41,254          47,687
Credito Artigiano SpA                                     31,487         139,700
Credito Artigiano SpA -2008 Shares*                        7,966          30,547
Cremonini SpA                                             35,713         167,504
De Longhi Spa                                              1,682           7,256
ERGO Previdenza SpA                                        9,687          55,450
Gewiss SpA                                                 8,056          47,199
GranitiFiandre SpA                                         5,975          66,747
Gruppo Editoriale L'Espresso SpA(a)                      104,266         427,906
I.M.A. - Industria Macchine Automatiche SpA                9,425         199,971
Immobiliare Grande Distribuzione                           7,339          26,514
Intek SpA                                                204,771         199,387
Marazzi Group SpA                                          7,019          58,335
MARR SpA                                                  12,326         139,257
Meliorbanca SpA                                            8,510          37,082
Navigazione Montanari SpA                                 14,990          60,094
Panariagroup Industrie Ceramiche SpA                       9,410          52,895
Premafin Finanziaria SpA                                  13,460          35,852
Premuda SpA                                               39,128          78,926
Recordati SpA                                             24,487         183,819
SAES Getters SpA                                           2,938          85,101
SAVE SpA                                                   1,280          22,270
Societa Iniziative Autostradali e Servizi SpA             13,534         177,567
Sogefi SpA                                                16,796         144,781
SOL SpA                                                    6,788          48,402
Vittoria Assicurazioni SpA                                 2,440          42,800
                                                                      ----------
Total Italy                                                            3,549,725
--------------------------------------------------------------------------------
Netherlands - 4.9%
Arcadis N.V.                                               1,272          76,994
Ballast Nedam N.V.                                         1,845          73,380
Beter Bed Holding N.V.                                     3,827          86,959
Brunel International                                       1,301          33,479
Draka Holding                                              1,405          45,461
Exact Holding N.V.                                         5,537         188,546
Heijmans N.V.                                              4,278         165,672
ICT Automatisering N.V.                                    4,496          62,479
Koninklijke Wessanen N.V.                                 21,140         297,122
Macintosh Retail Group N.V.                                2,862          85,711
OCE N.V.                                                  19,041         325,249
OPG Groep N.V.                                             4,384         124,415
Ordina N.V.                                                1,092          17,961
Sligro Food Group NV                                       3,300         129,000
Smit Internationale N.V.                                   2,888         295,164
Ten Cate N.V.                                              2,985         110,443
TKH Group N.V.                                             3,376          79,546
Wegener N.V.                                               3,448          71,791
                                                                      ----------
Total Netherlands                                                      2,269,372
--------------------------------------------------------------------------------
Norway - 5.3%
ABG Sundal Collier ASA                                   184,020         334,960
Acta Holding ASA(a)                                      102,128         341,649
BW Gas ASA                                                38,300         334,633
Camillo Eitzen & Co. ASA*                                 12,244         149,383
Cermaq ASA                                                 6,173          78,351
EDB Business Partner ASA                                   2,882          21,267
Ekornes ASA                                                7,422         135,098
Hafslund ASA Class B                                       3,172          61,015
Leroy Seafood Group ASA                                    2,005          44,781
Scana Industrier*                                         10,085          30,165
Sparebank 1 SR Bank                                       22,833         237,013
Sparebanken Midt-Norge                                    21,788         218,662
Sparebanken Nord-Norge*                                    4,800          95,400
Superoffice ASA                                            1,825          10,882
Tomra Systems ASA(a)                                      12,428          94,156
Veidekke ASA                                              31,090         307,428
                                                                      ----------
Total Norway                                                           2,494,843
--------------------------------------------------------------------------------
Portugal - 1.6%
Altri Sgps S.A.                                              313           2,219
Banif SGPS, S.A.                                          16,678          74,524
Corticeira Amorim-Industria S.A.                          16,645          42,463
Finibanco Holding SGPS S.A.                               12,081          59,535
Mota-Engil, SGPS, S.A.                                    19,873         151,466
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.           60,370         216,190

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  41

WisdomTree Europe SmallCap Dividend Fund

March 31, 2008

==========================================================================
Investments                                        Shares     U.S. $ Value
--------------------------------------------------------------------------
Semapa-Sociedade de Investimento e Gestao,
  SGPS, S.A.                                       14,039       $  180,189
                                                                ----------
Total Portugal                                                     726,586
--------------------------------------------------------------------------
Spain - 2.2%
Adolfo Dominguez S.A.                                 358           10,977
Campofrio Alimentacion S.A.*(a)                    10,663          166,088
Cie Automotive S.A.                                 7,693           75,334
Grupo Duro Felguera S.A.                           13,082          148,213
Itinere Infraestructura S.A.                       10,158          123,455
Montebalito S.A.                                    1,995           25,289
Pescanova SA                                          638           31,632
Tavex Algodonera S.A.*                             20,212           49,642
Tubacex S.A.                                        6,605           73,366
Tubos Reunidos, S.A.                               13,888          101,229
Uralita S.A.                                       16,301          143,613
Vidrala S.A.                                        1,887           61,117
Viscofan S.A.                                         434            9,978
                                                                ----------
Total Spain                                                      1,019,933
--------------------------------------------------------------------------
Sweden - 12.1%
Aangpanneforeningen AB Class B                        110            2,704
AarhusKarlshamn AB                                  8,487          234,718
Axfood AB(a)                                       13,279          473,614
Axis Communications AB                                442            8,833
Bilia AB Class A                                    8,938          149,219
Billerud AB                                        13,738          156,378
Brostrom AB Class B(a)                             20,954          151,591
Cardo AB                                            6,022          166,546
Clas Ohlson AB Class B(a)                           7,922          144,948
Connecta AB                                         1,560           18,152
D. Carnegie & Co. AB                               31,305          527,914
Elekta AB Class B                                   5,505           95,155
Gunnebo AB                                            661            7,468
Hakon Invest AB                                    15,894          371,891
Haldex AB                                           4,000           70,658
HIQ International AB                               16,800           91,225
Hoganas AB Class B                                  3,600           85,751
HQ AB                                               3,228           84,919
Indutrade AB                                        3,057           73,977
Intrum Justitia AB                                 14,455          257,779
KappAhl Holding AB*                                 9,590           89,755
Kungsleden Fastighets AB                           70,639          878,529
Mekonomen AB*                                       1,876           38,596
Munters AB                                          5,211           60,195
NCC AB Class B(a)                                  14,246          415,613
New Wave Group AB Class B                           6,900           50,500
Nibe Industrier AB Class B                          4,422           41,200
Nobia AB                                           15,579          134,643
Nolato AB Class B                                   4,000           39,123
Nordnet AB Class B                                 26,500           79,098
Q-Med AB                                            3,463           22,892
Rederi AB Transatlantic                             2,755           20,349
Seco Tools Class B                                 17,226          325,350
SkiStar AB                                          6,700          108,466
Sweco AB Class B                                    5,735           50,290
Wihlborgs Fastigheter AB                            6,250          143,077
                                                                ----------
Total Sweden                                                     5,671,116
--------------------------------------------------------------------------
Switzerland - 1.0%
Bellevue Group AG                                   3,463          239,842
Bucher Industries AG                                  569          154,756
Inficon Holding AG                                    283           45,209
Kudelski S.A.                                       2,492           36,736
Schulthess Group                                       90            6,638
                                                                ----------
Total Switzerland                                                  483,181
--------------------------------------------------------------------------
United Kingdom - 35.2%
Abacus Group PLC                                   11,457           10,702
Acal PLC                                            3,253           10,571
Aero Inventory PLC                                  8,741          104,236
Aga Foodservice Group PLC                          19,137          119,334
Alexon Group PLC                                   17,186           32,791
Ashtead Group PLC                                     479              590
ATH Resources PLC                                   3,390           13,097
Beazley Group PLC                                  71,812          227,648
Bespak PLC                                          4,547           50,337
Big Yellow Group PLC                                6,341           54,790
Blacks Leisure Group PLC                           12,898           37,683
Bloomsbury Publishing PLC                          22,076           72,395
Bodycote International PLC                         45,329          168,471
BPP Holdings PLC                                    8,528           89,832
Brewin Dolphin Holdings PLC                        33,638           92,261
Brit Insurance Holdings PLC                        86,419          416,083
British Polythene Industries                        9,039           42,577
Britvic PLC                                        23,802          150,789
BSS Group PLC                                       8,169           63,401
Business Post Group PLC                            16,287           92,256
Capital & Regional PLC                              3,896           42,588
Carpetright PLC                                    15,420          233,685
Castings PLC                                       10,859           61,509
Centaur Media PLC                                  16,436           25,643
Charles Taylor Consulting PLC                       7,635           42,034
Chemring Group PLC                                  1,909           93,184
Chesnara PLC                                       42,952          142,563
Chloride Group PLC                                 24,797           94,132
Clarkson PLC                                        1,944           29,750
Clinton Cards PLC                                  52,428           60,957
Communisis PLC                                     50,218           63,129
Computacenter PLC                                  14,793           50,423
Cranswick PLC                                       5,617           57,493
Croda International PLC                            18,162          239,323
Dairy Crest Group PLC                              26,187          244,099
Dart Group PLC                                      4,426            2,375
Davis Service Group PLC                            29,679          291,396
Dawson Holdings PLC                                37,583           70,214
Dechra Pharmaceuticals PLC                          7,276           53,036
Delta PLC                                           6,898           12,887

                       See Notes to Financial Statements.

42  WisdomTree International Dividend Funds

WisdomTree Europe SmallCap Dividend Fund

March 31, 2008

===================================================================
Investments                                   Shares   U.S. $ Value
-------------------------------------------------------------------
Devro PLC                                       9,903    $   15,795
Diploma PLC                                    23,451        70,845
Domino Printing Sciences PLC                   14,119        86,429
Domino's Pizza UK & IRL PLC                    13,698        54,450
DS Smith PLC                                   82,151       255,524
DTZ Holdings PLC                                  948         4,070
E2V Technologies PLC                            8,054        28,333
Elementis PLC                                  50,248        66,412
Ennstone PLC                                   86,865        50,930
Enodis PLC                                     15,630        43,257
Euromoney Institutional Investor PLC           19,353       152,702
Expro International Group PLC                   6,910       160,683
F&C Asset Management PLC                      160,133       580,037
Fenner PLC                                     28,774       134,392
Filtrona PLC                                   13,025        44,526
Findel PLC                                     13,548       133,287
FKI PLC                                       132,987       184,357
Forth Ports PLC                                 6,348       259,398
Foseco PLC                                     12,933        75,699
Future PLC                                     97,170        55,041
Galliford Try PLC                              27,317        35,426
Game Group PLC                                 33,847       142,782
GCAP Media PLC                                 30,244       117,966
Genus PLC                                       5,568        80,785
Greggs PLC                                      1,686       151,395
Halfords Group PLC                             44,845       252,681
Halma PLC                                      68,541       263,936
Headlam Group PLC                              16,157       122,026
Helical Bar PLC                                 3,602        26,918
Helphire PLC(a)                                12,346        44,413
Highway Insurance Holdings PLC                 42,967        55,508
Hill & Smith Holdings PLC                       8,652        57,176
HMV Group PLC(a)                              132,739       342,304
Holidaybreak PLC                               10,765       117,247
Hornby PLC                                      6,990        26,326
Hunting PLC                                     8,182       134,972
IG Group Holdings PLC                          24,033       156,313
Interior Services Group PLC                     6,426        25,799
Interserve PLC                                 21,882       209,950
ITE Group PLC                                  29,786        86,283
J D Wetherspoon PLC                             1,645         8,926
James Fisher & Sons PLC                         5,967        72,342
Jardine Lloyd Thompson Group PLC               59,806       440,096
JJB Sports PLC                                 59,230       128,314
John Menzies PLC                               13,491       150,155
Kcom Group PLC                                 24,688        21,344
Keller Group PLC                                6,820        91,495
Kier Group PLC                                  2,912        79,869
Laura Ashley Holdings PLC                      55,951        28,913
Liontrust Asset Management PLC                  6,552        31,253
Lookers PLC                                    18,182        32,613
Low & Bonar PLC                                 5,648        12,180
Luminar Group Holdings PLC                     10,122        60,554
Majestic Wine PLC                               6,966        30,736
Marshalls PLC                                  32,782       167,283
McBride PLC                                    26,763        55,851
McKay Securities PLC                            9,015        50,168
Melrose PLC                                    11,128        31,848
Metalrax Group PLC                             11,776         6,436
Micro Focus International PLC                   9,246        34,915
Mitie Group PLC                                35,117       168,904
MJ Gleeson Group PLC                            8,274        38,974
Morgan Crucible Co.                             9,246        40,107
Morgan Sindall PLC                              6,079       119,612
Morse PLC                                      46,776        58,569
Mothercare PLC                                 13,423       109,114
MP Evans Group PLC                              8,760        77,477
N. Brown Group PLC                             38,024       184,019
Northern Foods PLC                             68,766       126,080
Northgate PLC                                   9,069       102,470
Numis Corp PLC                                 10,740        39,490
PayPoint PLC                                    2,904        32,726
Pendragon PLC                                 153,121       102,711
Photo-Me International PLC                     67,087        20,000
Premier Farnell PLC                            94,891       336,173
Psion PLC                                      23,603        46,911
PZ Cussons PLC                                 58,797       216,189
RAB Capital PLC(a)                             26,918        28,221
Raymarine PLC                                   5,090        23,546
Redrow PLC                                     30,651       197,377
Renishaw PLC                                   12,807       173,468
Restaurant Group PLC                           23,787        72,806
Ricardo PLC                                    10,661        74,161
RM PLC                                         23,841        93,820
Robert Wiseman Dairies PLC                      1,856        16,683
ROK PLC                                        16,621        39,971
Rotork PLC                                     13,167       282,368
royalblue group PLC                             2,636        38,743
RPC Group PLC                                  22,369        90,584
RPS Group PLC                                  11,494        73,673
Savills PLC                                    26,166       183,317
Senior PLC                                     61,818       122,863
Severfield-Rowen PLC                           10,305        61,239
Shanks Group PLC                               35,913       185,580
Smiths News PLC                                34,745        68,883
Speedy Hire PLC                                 3,614        54,661
Spirax-Sarco Engineering PLC                   10,310       210,444
SSL International PLC                          20,248       182,501
St. Ives Group PLC                             41,815       201,951
T. Clarke PLC                                  16,261        55,911
Taylor Nelson Sofres PLC                       20,832        65,521
TDG PLC                                        26,399       122,513
Ted Baker PLC                                   5,801        48,309
Terrace Hill Group PLC                          9,061         9,500
Thorntons PLC                                  20,266        56,793
Titan Europe PLC                               14,051        33,232

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  43

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund

March 31, 2008

==============================================================================
Investments                                            Shares     U.S. $ Value
------------------------------------------------------------------------------
Topps Tiles PLC                                        42,174      $    95,137
Tribal Group PLC                                        1,955            5,168
TT electronics PLC                                     53,667          103,730
Ultra Electronics Holdings PLC                          5,691          146,249
Umeco PLC                                               9,579           99,951
UNITE Group PLC                                         5,174           33,729
UTV Media PLC                                          12,067           56,840
Victrex PLC                                             4,742           70,780
Vitec Group (The) PLC                                   7,438           63,419
Vp PLC                                                  6,272           38,269
VT Group PLC                                           19,979          260,883
Wagon PLC                                              22,697            7,782
Warner Estate Holdings PLC                              8,823           56,114
WH Smith PLC                                            5,298           39,065
Whatman PLC                                             5,262           27,976
White Young Green PLC                                   4,134           22,862
Wilmington Group PLC                                    9,747           34,289
Wincanton PLC                                          24,630          169,129
Woolworths Group PLC                                  456,893           99,888
WSP Group PLC                                           5,062           60,867
Yule Catto & Co. PLC                                   44,123          137,242
                                                                   -----------
Total United Kingdom                                                16,519,462
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $54,919,314)                                                 46,521,979
==============================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $18,124)                                        18,124           18,124
==============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 12.1%
MONEY MARKET FUNDS(c) - 12.1%
UBS Enhanced Yield Portfolio, 3.09%                         1                1
UBS Private Money Market Fund LLC, 3.17%            5,637,128        5,637,128
                                                                   -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $5,637,129)(d)                                                5,637,129
==============================================================================
TOTAL INVESTMENTS IN SECURITIES - 111.5%
(Cost: $60,574,567)                                                 52,177,232
Liabilities in Excess of Other Assets - (11.5)%                     (5,399,569)
                                                                   -----------
NET ASSETS - 100.0%                                                $46,777,663
==============================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $4,978,159 and the total market value of the collateral held by the Fund was $5,637,129.

                       See Notes to Financial Statements.

44  WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Japan Total Dividend Fund

March 31, 2008

=========================================================================
Investments                                       Shares     U.S. $ Value
-------------------------------------------------------------------------
COMMON STOCKS - 98.9%
Advertising - 0.1%
Hakuhodo DY Holdings, Inc.                           600       $   35,746
-------------------------------------------------------------------------
Agriculture - 0.4%
Japan Tobacco, Inc.                                   22          110,293
-------------------------------------------------------------------------
Airlines - 0.2%
All Nippon Airways Co., Ltd.                      12,000           52,926
-------------------------------------------------------------------------
Apparel - 0.2%
Onward Kashiyama Co., Ltd.                         5,160           52,774
Sanei-International Co., Ltd.                        800           11,301
                                                               ----------
Total Apparel                                                      64,075
-------------------------------------------------------------------------
Auto Manufacturers - 12.3%
Daihatsu Motor Co., Ltd.                           6,000           72,156
Fuji Heavy Industries Ltd.                        12,000           50,274
Hino Motors Ltd.                                   6,000           39,664
Honda Motor Co., Ltd.                             21,700          620,249
Isuzu Motors Ltd.                                 18,000           90,059
Mazda Motor Corp.                                  6,000           21,279
Nissan Motor Co., Ltd.                            74,400          615,920
Nissan Shatai Co., Ltd.                            3,000           23,359
Suzuki Motor Corp.                                 2,400           60,642
Toyota Motor Corp.                                39,800        1,987,301
                                                               ----------
Total Auto Manufacturers                                        3,580,903
-------------------------------------------------------------------------
Auto Parts & Equipment - 2.9%
Aisin Seiki Co., Ltd.                              1,800           67,273
Bridgestone Corp.                                  6,600          112,525
DENSO Corp.                                        7,200          232,923
JTEKT Corp.                                        2,400           39,206
NGK Spark Plug Co., Ltd.                           2,000           26,041
NHK Spring Co., Ltd.                               6,000           42,558
NOK Corp.                                          1,800           36,892
Showa Corp.                                          700            6,231
Sumitomo Rubber Industries, Inc.                   4,200           32,238
Tokai Rika Co., Ltd.                               2,100           54,961
Toyo Tire & Rubber Co., Ltd.                       2,000            6,430
Toyoda Gosei Co., Ltd.                             2,400           90,420
Toyota Boshoku Corp.                               3,000           89,968
                                                               ----------
Total Auto Parts & Equipment                                      837,666
-------------------------------------------------------------------------
Banks - 5.8%
Bank of Kyoto Ltd. (The)                           6,000           73,060
Bank of Yokohama Ltd. (The)                       12,000           81,620
Chiba Bank Ltd. (The)                              6,000           40,810
Chugoku Bank Ltd. (The)                            6,000           86,141
Gunma Bank Ltd. (The)                              6,000           42,980
Hachijuni Bank Ltd. (The)                          6,000           38,157
Hiroshima Bank Ltd. (The)                          6,000           28,995
Hokuhoku Financial Group, Inc.                    12,000           36,168
Iyo Bank Ltd. (The)                                6,000           64,138
Joyo Bank Ltd. (The)                               6,000           30,381
Mitsubishi UFJ Financial Group, Inc.              53,920          465,878
Mitsui Trust Holdings, Inc.                        6,000           36,349
Mizuho Financial Group, Inc.                          42          154,016
Mizuho Trust & Banking Co., Ltd.                  18,000           25,860
Nishi-Nippon City Bank Ltd. (The)                 12,000           31,587
Shinsei Bank Ltd.                                  6,000           19,832
Shizuoka Bank Ltd. (The)                           6,000           70,950
Sumitomo Mitsui Financial Group, Inc.                 18          118,632
Sumitomo Trust & Banking Co., Ltd. (The)          24,000          165,409
Suruga Bank Ltd.                                   6,000           75,772
                                                               ----------
Total Banks                                                     1,686,735
-------------------------------------------------------------------------
Beverages - 1.0%
Asahi Breweries Ltd.                               4,800           99,101
Coca-Cola West Japan Co., Ltd.                     1,800           43,402
ITO EN, Ltd.                                       1,200           21,267
Kirin Brewery Co., Ltd.                            6,000          113,628
                                                               ----------
Total Beverages                                                   277,398
-------------------------------------------------------------------------
Building Materials - 1.4%
Asahi Glass Co., Ltd.                             12,000          132,495
Daikin Industries Ltd.                             1,200           51,721
JS Group Corp.                                     4,800           72,192
Matsushita Electric Works Ltd.                     6,000           61,787
Nippon Sheet Glass Co., Ltd.                      11,000           48,737
Taiheiyo Cement Corp.                             12,000           28,935
                                                               ----------
Total Building Materials                                          395,867
-------------------------------------------------------------------------
Chemicals - 3.4%
Asahi Kasei Corp.                                 12,000           62,692
Daicel Chemical Industries Ltd.                    6,000           30,864
Dainippon Ink & Chemicals, Inc.                   12,000           37,374
Gun-Ei Chemical Industry Co., Ltd.(a)             45,000           97,201
Hitachi Chemical Co., Ltd.                         1,800           33,890
JSR Corp.                                          1,800           40,780
Kaneka Corp.                                       6,000           37,555
Mitsubishi Chemical Holdings Corp.                 7,500           49,656
Mitsubishi Gas Chemical Co., Inc.                  6,000           42,739
Mitsui Chemicals, Inc.                             6,000           39,785
Nippon Chemical Industrial Co., Ltd.               6,000           14,226
Nitto Denko Corp.                                  1,200           50,756
Sakata INX Corp.                                   3,000           11,905
Shin-Etsu Chemical Co., Ltd.                       1,800           93,132
Showa Denko K.K.                                  12,000           40,508
Sumitomo Chemical Co., Ltd.                       12,000           76,917
Taiyo Nippon Sanso Corp.                           6,000           48,104
Tokuyama Corp.                                     6,000           43,583
Tosoh Corp.                                       12,000           41,352
Ube Industries Ltd.                               18,000           58,412
Zeon Corp.                                         6,000           26,885
                                                               ----------
Total Chemicals                                                   978,316
-------------------------------------------------------------------------
Commercial Services - 1.3%
Dai Nippon Printing Co., Ltd.                      8,000          127,473
Kamigumi Co., Ltd.                                 5,000           39,584
Park24 Co., Ltd.                                   3,500           34,425
Secom Co., Ltd.                                    1,800           87,527

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  45

WisdomTree Japan Total Dividend Fund

March 31, 2008

=========================================================================
Investments                                       Shares     U.S. $ Value
-------------------------------------------------------------------------
Sohgo Security Services Co., Ltd.                  2,400       $   33,516
Toppan Printing Co., Ltd.                          6,000           69,684
                                                               ----------
Total Commercial Services                                         392,209
-------------------------------------------------------------------------
Computers - 0.9%
CSK Holdings Corp.                                 1,200           27,729
Fujitsu Ltd.                                      12,000           78,605
Itochu Techno-Solutions Corp.                        800           24,193
Otsuka Corp.                                         600           50,696
TDK Corp.                                          1,200           71,010
                                                               ----------
Total Computers                                                   252,233
-------------------------------------------------------------------------
Cosmetics/Personal Care - 1.5%
Kao Corp.                                          7,000          198,674
KOSE Corp.                                         1,200           25,981
Shiseido Co., Ltd.                                 6,000          158,839
UniCharm Corp.                                       600           43,944
                                                               ----------
Total Cosmetics/Personal Care                                     427,438
-------------------------------------------------------------------------
Distribution/Wholesale - 4.7%
Canon Marketing Japan, Inc.                        2,400           45,331
Hitachi High-Technologies Corp.                    1,800           29,821
ITOCHU Corp.                                      18,000          177,947
Kamei Corp.                                        1,000            4,260
Marubeni Corp.                                    12,000           87,527
Mitsubishi Corp.                                  15,000          453,609
Mitsui & Co., Ltd.                                18,000          365,299
Sumitomo Corp.                                    12,100          159,615
Toyota Tsusho Corp.                                2,400           50,997
                                                               ----------
Total Distribution/Wholesale                                    1,374,406
-------------------------------------------------------------------------
Diversified Financial Services - 3.0%
Daiwa Securities Group, Inc.                      19,000          164,927
Kyokuto Securities Co., Ltd.                       9,700           66,950
Nomura Holdings, Inc.                             31,200          467,051
Okasan Holdings, Inc.                              2,000            9,866
Shinko Securities Co., Ltd.                       12,000           34,963
Takagi Securities Co., Ltd.                       28,000           61,888
Toyo Securities Co., Ltd.                         17,000           52,946
                                                               ----------
Total Diversified Financial Services                              858,591
-------------------------------------------------------------------------
Electric - 6.2%
Chubu Electric Power Co., Inc.                     6,800          170,111
Chugoku Electric Power Co., Inc. (The)             7,200          160,587
Electric Power Development Co.                     1,400           50,495
Hokkaido Electric Power Co., Inc.                  3,300           76,752
Hokuriku Electric Power Co.                        3,400           80,273
Kansai Electric Power Co., Inc. (The)             15,800          393,670
Kyushu Electric Power Co., Inc.                    8,600          210,388
Shikoku Electric Power Co., Inc.                   3,900          116,175
Tohoku Electric Power Co., Inc.                    8,400          205,496
Tokyo Electric Power Co., Inc. (The)              12,200          326,649
                                                               ----------
Total Electric                                                  1,790,596
-------------------------------------------------------------------------
Electrical Components & Equipment - 3.3%
Brother Industries Ltd.                            4,600           47,370
Casio Computer Co., Ltd.                           3,000           43,974
Fujikura Ltd.                                      6,000           27,126
Hitachi Cable Ltd.                                 9,000           33,546
Hitachi Ltd.                                      32,000          190,004
Mitsubishi Electric Corp.                         12,000          103,923
Sharp Corp.                                       12,000          204,231
Stanley Electric Co., Ltd.                         2,400           58,592
Sumitomo Electric Industries Ltd.                  4,200           53,252
Toshiba Corp.                                     21,000          140,513
USHIO INC.                                         2,400           45,138
                                                               ----------
Total Electrical Components & Equipment                           947,669
-------------------------------------------------------------------------
Electronics - 3.0%
Advantest Corp.                                    1,200           31,165
Fanuc Ltd.                                         1,200          114,290
Hirose Electric Co., Ltd.                            600           67,454
Hoya Corp.                                         4,800          112,845
IBIDEN Co., Ltd.                                   1,200           47,260
Keyence Corp.                                        200           46,054
Koa Corp                                           1,900           13,668
Kyocera Corp.                                      1,800          151,363
Mabuchi Motor Co., Ltd.                              800           38,660
Marubun Corp.                                        800            4,067
MINEBEA Co., Ltd.                                  6,000           34,963
NEC Corp.                                         18,000           68,720
NGK Insulators Ltd.                                2,000           35,445
Nippon Electric Glass Co., Ltd.                    4,000           61,928
Yokogawa Electric Corp.                            3,600           36,096
                                                               ----------
Total Electronics                                                 863,978
-------------------------------------------------------------------------
Engineering & Construction - 0.7%
Chiyoda Corp.                                      2,000           18,185
JGC Corp.                                          3,000           45,873
Kajima Corp.                                      12,000           33,998
Obayashi Corp.                                     6,000           25,197
Shimizu Corp.                                     10,000           46,014
Taisei Corp.                                      12,000           30,622
                                                               ----------
Total Engineering & Construction                                  199,889
-------------------------------------------------------------------------
Entertainment - 0.4%
Oriental Land Co., Ltd.                            1,000           58,773
Toho Co., Ltd.                                     2,900           68,177
                                                               ----------
Total Entertainment                                               126,950
-------------------------------------------------------------------------
Environmental Control - 0.3%
Kurita Water Industries Ltd.                       2,400           88,491
-------------------------------------------------------------------------
Food - 2.4%
Ajinomoto Co., Inc.                                6,000           60,883
Kikkoman Corp.                                     6,000           73,843
Meiji Dairies Corp.                                6,000           36,168
Meiji Seika Kaisha Ltd.(a)                        11,000           56,031
Nippon Meat Packers, Inc.                          6,000           88,733
Nisshin Seifun Group, Inc.                         5,000           53,449
Nissin Food Products Co., Ltd.                     1,200           40,508
Starzen Co., Ltd.                                 36,000           83,910
Toyo Suisan Kaisha Ltd.                            6,000           90,420

                       See Notes to Financial Statements.

46  WisdomTree International Dividend Funds

WisdomTree Japan Total Dividend Fund

March 31, 2008

=============================================================================
Investments                                           Shares     U.S. $ Value
-----------------------------------------------------------------------------
Yakult Honsha Co., Ltd.                                2,000       $   62,089
Yamazaki Baking Co., Ltd.                              5,000           47,421
                                                                   ----------
Total Food                                                            693,455
-----------------------------------------------------------------------------
Forest Products & Paper - 0.6%
Chuetsu Pulp & Paper Co., Ltd.                        51,000           89,155
Daio Paper Corp.                                       1,000            6,751
OJI Paper Co., Ltd.                                   18,000           81,198
                                                                   ----------
Total Forest Products & Paper                                         177,104
-----------------------------------------------------------------------------
Gas - 1.2%
Osaka Gas Co., Ltd.                                   30,000          119,958
Saibu Gas Co., Ltd.                                   21,000           51,901
TOHO Gas Co., Ltd.                                    11,000           53,047
Tokyo Gas Co., Ltd.                                   30,000          121,465
                                                                   ----------
Total Gas                                                             346,371
-----------------------------------------------------------------------------
Hand/Machine Tools - 0.6%
Fuji Electric Holdings Co., Ltd.                      12,000           48,827
Makita Corp.                                           1,800           56,603
SMC Corp.                                                500           52,796
THK Co., Ltd.                                          1,800           31,050
                                                                   ----------
Total Hand/Machine Tools                                              189,276
-----------------------------------------------------------------------------
Healthcare-Products - 0.4%
Shimadzu Corp.                                         6,000           55,518
Terumo Corp.                                           1,200           62,691
TOPCON Corp.                                             700            5,521
                                                                   ----------
Total Healthcare-Products                                             123,730
-----------------------------------------------------------------------------
Home Builders - 0.6%
Daiwa House Industry Co., Ltd.                         6,000           59,497
Sekisui Chemical Co., Ltd.                             6,000           36,349
Sekisui House, Ltd.                                    8,000           74,104
                                                                   ----------
Total Home Builders                                                   169,950
-----------------------------------------------------------------------------
Home Furnishings - 2.0%
Matsushita Electric Industrial Co., Ltd.              16,000          347,214
Pioneer Corp.                                          3,000           29,839
Sony Corp.                                             4,200          167,519
Yamaha Corp.                                           2,400           45,958
                                                                   ----------
Total Home Furnishings                                                590,530
-----------------------------------------------------------------------------
Housewares - 0.2%
TOTO Ltd.(a)                                           6,000           56,844
-----------------------------------------------------------------------------
Insurance - 1.9%
Aioi Insurance Co., Ltd.                               7,000           38,750
Fuji Fire & Marine Insurance Co., Ltd. (The)          21,000           55,910
Millea Holdings, Inc.                                  2,800          103,521
Mitsui Sumitomo Insurance Co., Ltd.                   16,000          161,873
Nipponkoa Insurance Co., Ltd.                          6,000           45,813
Nissay Dowa General Insurance Co., Ltd.                7,000           35,937
Sompo Japan Insurance, Inc.                            6,000           53,047
T&D Holdings, Inc.                                     1,200           62,933
                                                                   ----------
Total Insurance                                                       557,784
-----------------------------------------------------------------------------
Internet - 0.6%
Matsui Securities Co., Ltd.                              800            4,533
SBI Holdings, Inc.                                       195           46,979
Trend Micro, Inc.                                      3,000          117,848
Yahoo Japan Corp.                                         25           13,011
                                                                   ----------
Total Internet                                                        182,371
-----------------------------------------------------------------------------
Iron/Steel - 4.5%
Daido Steel Co., Ltd.                                  6,000           31,044
Godo Steel Ltd.                                       20,000           66,308
Hitachi Metals Ltd.                                    6,000           88,491
JFE Holdings, Inc.                                     7,800          346,371
Kobe Steel Ltd.                                       24,000           68,478
Nippon Steel Corp.                                    74,000          375,447
Nisshin Steel Co., Ltd.                               18,000           62,390
Sumitomo Metal Industries Ltd.                        62,000          235,455
Tokyo Steel Manufacturing Co., Ltd.                    2,400           32,600
                                                                   ----------
Total Iron/Steel                                                    1,306,584
-----------------------------------------------------------------------------
Leisure Time - 0.6%
Daikoku Denki Co., Ltd.                                3,100           27,221
Sankyo Co., Ltd.                                       1,000           59,476
Sega Sammy Holdings, Inc.                              4,400           46,637
Yamaha Motor Co., Ltd.                                 1,800           33,166
                                                                   ----------
Total Leisure Time                                                    166,500
-----------------------------------------------------------------------------
Machinery-Construction & Mining - 0.8%
Hitachi Construction Machinery Co., Ltd.               2,400           60,160
Komatsu Ltd.                                           6,000          166,675
                                                                   ----------
Total Machinery-Construction & Mining                                 226,835
-----------------------------------------------------------------------------
Machinery-Diversified - 0.7%
Amada Co., Ltd.                                        6,000           45,451
Japan Steel Works Ltd. (The)                           3,000           51,208
Kubota Corp.                                          12,000           74,627
Sumitomo Heavy Industries Ltd.                         6,000           38,821
                                                                   ----------
Total Machinery-Diversified                                           210,107
-----------------------------------------------------------------------------
Media - 0.3%
Nippon Television Network Corp.                          360           49,225
Tokyo Broadcasting System, Inc.                        1,500           35,867
                                                                   ----------
Total Media                                                            85,092
-----------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.4%
Kitz Corp.                                             2,000           11,875
NSK Ltd.                                               6,000           45,511
NTN Corp.                                              6,000           40,991
Sato Shoji Corp.                                         800            5,546
Tocalo Co., Ltd.                                         200            3,191
Toho Zinc Co., Ltd.                                    1,000            5,375
                                                                   ----------
Total Metal Fabricate/Hardware                                        112,489
-----------------------------------------------------------------------------
Mining - 0.8%
Dowa Mining Co., Ltd                                   6,000           35,626
Mitsubishi Materials Corp.                            12,000           52,203
Mitsui Mining & Smelting Co., Ltd.                    10,000           31,346
Sumitomo Metal Mining Co., Ltd.                        6,000          111,819
                                                                   ----------
Total Mining                                                          230,994
-----------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  47

WisdomTree Japan Total Dividend Fund

March 31, 2008

============================================================================
Investments                                          Shares     U.S. $ Value
----------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.2%
Fuji Photo Film Co., Ltd.                             3,000        $ 106,394
Kawasaki Heavy Industries Ltd.                       18,000           40,147
Mitsubishi Heavy Industries Ltd.                     24,000          102,718
Nikon Corp.                                           2,000           53,348
Olympus Corp.                                         2,000           60,682
                                                                  ----------
Total Miscellaneous Manufacturing                                    363,289
----------------------------------------------------------------------------
Office Furnishings - 0.1%
Kokuyo Co., Ltd.                                      3,000           25,770
----------------------------------------------------------------------------
Office/Business Equipment - 2.1%
Canon Inc.                                            9,800          451,921
Ricoh Co., Ltd.                                       6,000           98,739
Seiko Epson Corp.                                     1,800           48,556
                                                                  ----------
Total Office/Business Equipment                                      599,216
----------------------------------------------------------------------------
Oil & Gas - 1.4%
Cosmo Oil Co., Ltd.                                  12,000           37,735
Nippon Mining Holdings, Inc.                          7,000           37,133
Nippon Oil Corp.                                     18,000          112,483
Showa Shell Sekiyu K.K.                               7,200           72,915
TonenGeneral Sekiyu K.K.                             18,000          154,258
                                                                  ----------
Total Oil & Gas                                                      414,524
----------------------------------------------------------------------------
Packaging & Containers - 0.2%
Nihon Yamamura Glass Co., Ltd.                       11,000           22,434
Toyo Seikan Kaisha Ltd.                               2,400           45,645
                                                                  ----------
Total Packaging & Containers                                          68,079
----------------------------------------------------------------------------
Pharmaceuticals - 5.3%
Astellas Pharma, Inc.                                 5,400          209,414
Chugai Pharmaceutical Co., Ltd.                       4,800           54,349
Daiichi Sankyo Co., Ltd.                              5,100          150,897
Dainippon Sumitomo Pharma Co., Ltd.                   6,000           54,915
Eisai Co., Ltd.                                       3,600          122,972
Hisamitsu Pharmaceutical Co., Inc.                    1,600           58,351
Kyowa Hakko Kogyo Co., Ltd.                          10,000           95,645
Mediceo Paltac Holdings Co., Ltd.                     2,400           43,546
Shionogi & Co., Ltd.                                  2,000           34,199
Suzuken Co., Ltd.                                     1,300           53,549
Taisho Pharmaceutical Co., Ltd.                       4,000           79,449
Takeda Pharmaceutical Co., Ltd.                      10,400          521,384
Tanabe Seiyaku Co., Ltd.                              4,000           46,657
ZERIA Pharmaceutical Co., Ltd.                        1,000           10,469
                                                                  ----------
Total Pharmaceuticals                                              1,535,796
----------------------------------------------------------------------------
Real Estate - 1.2%
Arnest One Corp.                                      5,700           18,554
Atrium Co., Ltd.                                        200            2,365
Daito Trust Construction Co., Ltd.                    1,200           61,969
Iida Home Max                                         2,900           14,451
Leopalace21 Corp.                                     1,200           19,422
Mitsubishi Estate Co., Ltd.                           2,000           48,626
Mitsui Fudosan Co., Ltd.                              2,000           39,765
Sumitomo Realty & Development Co., Ltd.               2,000           35,304
Tokyo Tatemono Co., Ltd.                              6,000           39,544
Tokyu Land Corp.                                      6,000           37,675
Touei Housing Corp.                                     800            5,128
Urban Corp.                                           3,100           13,205
                                                                  ----------
Total Real Estate                                                    336,008
----------------------------------------------------------------------------
Retail - 3.6%
AEON Co., Ltd.                                        3,600           42,968
Aucnet, Inc.                                            700            7,905
Belluna Co., Ltd.                                     1,400           11,745
Citizen Watch Co., Ltd.                               4,800           40,653
FamilyMart Co., Ltd.                                  1,800           64,560
Fast Retailing Co., Ltd.                              1,200          105,973
Isetan Co., Ltd.                                      7,960           92,607
Izumi Co., Ltd                                        2,600           35,891
J Front Retailing Co., Ltd.*                          8,600           54,952
Kojima Co., Ltd.                                        200            1,037
Konaka Co., Ltd.                                        600            2,990
Lawson, Inc.                                          1,800           79,751
Marui Co., Ltd.                                       3,600           38,374
Nitori Co., Ltd.                                        900           50,997
Right On Co., Ltd.                                      300            3,554
Seiko Holdings Corp.                                  2,000            9,645
Seven & I Holdings Co., Ltd.                          6,900          173,305
Shimamura Co., Ltd.                                     600           51,479
Takashimaya Co., Ltd.                                 6,000           67,574
UNY Co., Ltd.                                         6,000           57,507
Yamada Denki Co., Ltd.                                  600           51,841
                                                                  ----------
Total Retail                                                       1,045,308
----------------------------------------------------------------------------
Semiconductors - 0.4%
Shinko Electric Industries Co., Ltd.                  1,900           21,475
SUMCO Corp.                                           1,200           26,222
Tokyo Electron Ltd.                                   1,200           73,060
                                                                   ---------
Total Semiconductors                                                 120,757
----------------------------------------------------------------------------
Shipbuilding - 0.2%
Mitsui Engineering & Shipbuilding Co., Ltd.          18,000           48,285
----------------------------------------------------------------------------
Software - 1.5%
Konami Corp.                                          2,400           90,420
Nomura Research Institute Ltd.                        5,600          146,561
Oracle Corp. Japan                                    3,000          139,248
Square Enix Co., Ltd.                                 1,800           62,933
                                                                  ----------
Total Software                                                       439,162
----------------------------------------------------------------------------
Storage/Warehousing - 0.3%
Mitsubishi Logistics Corp.                            6,000           77,038
----------------------------------------------------------------------------
Telecommunications - 6.6%
Hikari Tsushin, Inc.                                  1,100           32,491
KDDI Corp.                                               16           97,895
Nippon Telegraph & Telephone Corp.                      157          678,254
NTT DoCoMo, Inc.                                        701        1,063,455
SOFTBANK CORP.                                        1,736           31,516
                                                                  ----------
Total Telecommunications                                           1,903,611
----------------------------------------------------------------------------

                       See Notes to Financial Statements.

48  WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Japan Total Dividend Fund

March 31, 2008

========================================================================
Investments                                        Shares   U.S. $ Value
------------------------------------------------------------------------
Textiles - 0.5%
Kuraray Co., Ltd.                                  3,000     $    35,807
Mitsubishi Rayon Co., Ltd.                         6,000          19,229
Teijin Ltd.                                        6,000          25,318
Toray Industries, Inc.                            12,000          78,002
                                                             -----------
Total Textiles                                                   158,356
------------------------------------------------------------------------
Transportation - 2.7%
Hankyu Holdings, Inc.                             12,000          51,962
Kawasaki Kisen Kaisha Ltd.                         1,000           9,735
Keihin Electric Express Railway Co., Ltd.(a)       5,000          34,058
Keio Corp.                                         5,000          27,880
Keisei Electric Railway Co., Ltd.                  7,000          37,625
Kintetsu Corp.                                    12,000          42,920
Mitsui O.S.K. Lines Ltd.                           2,000          24,213
Nagoya Railroad Co., Ltd.                         11,000          35,807
Nippon Express Co., Ltd.                          12,000          69,081
Nippon Yusen K.K.                                 20,000         188,075
Odakyu Electric Railway Co., Ltd.                  5,000          37,072
Seino Holdings Corp.                               5,000          32,551
Tobu Railway Co., Ltd.                            12,000          64,138
Tokyu Corp.                                        6,000          30,622
Yamato Holdings Co., Ltd.                          6,000          88,009
                                                             -----------
Total Transportation                                             773,748
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $33,524,944)                                           28,677,338
========================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $2,227)                                     2,227           2,227
========================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.7%
MONEY MARKET FUND(c) - 0.7%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $199,755)(d)                                              199,755
========================================================================
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $33,726,926)                                           28,879,320
Foreign Currency and Other Assets in Excess of
Liabilities - 0.4%                                               124,667
                                                             -----------
NET ASSETS - 100.0%                                          $29,003,987
========================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $189,510 and the total market value of the collateral held by the Fund was $199,755.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  49

Schedule of Investments

WisdomTree Japan High-Yielding Equity Fund

March 31, 2008

===============================================================================
Investments                                             Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
Agriculture - 0.1%
Hokuto Corp.                                              1,200      $   21,291
Nosan Corp.                                               5,000          12,106
                                                                     ----------
Total Agriculture                                                        33,397
-------------------------------------------------------------------------------
Apparel - 0.2%
Daidoh Ltd.                                               1,200          14,214
Japan Vilene Co., Ltd.                                    6,000          27,126
Onward Kashiyama Co., Ltd.                                2,000          20,455
                                                                     ----------
Total Apparel                                                            61,795
-------------------------------------------------------------------------------
Auto Manufacturers - 14.5%
Fuji Heavy Industries Ltd.                               18,000          75,411
Honda Motor Co., Ltd.                                    73,800       2,109,419
Kanto Auto Works Ltd.                                     1,800          25,137
Nippon Sharyo Ltd.                                       14,000          32,350
Nissan Motor Co., Ltd.                                  240,800       1,993,462
Shinmaywa Industries Ltd.                                 4,000          12,378
Toyota Auto Body Co., Ltd.                                3,000          60,099
                                                                     ----------
Total Auto Manufacturers                                              4,308,256
-------------------------------------------------------------------------------
Auto Parts & Equipment - 1.2%
Bosch Corp.                                              15,000          61,034
Koito Manufacturing Co., Ltd.                             3,000          41,262
Nifco, Inc.                                               2,000          46,114
Riken Corp.                                              10,000          46,416
Sanden Corp.                                             13,000          53,157
Sumitomo Rubber Industries, Inc.                         12,100          92,876
Toyo Tire & Rubber Co., Ltd.                              6,000          19,290
                                                                     ----------
Total Auto Parts & Equipment                                            360,149
-------------------------------------------------------------------------------
Banks - 0.6%
Ehime Bank Ltd. (The)                                     9,000          34,721
Eighteenth Bank Ltd. (The)                                9,000          33,003
Hokuetsu Bank Ltd. (The)                                 12,000          27,970
Kiyo Holdings, Inc.                                      41,000          65,083
Shonai Bank Ltd. (The)                                   11,000          26,634
                                                                     ----------
Total Banks                                                             187,411
-------------------------------------------------------------------------------
Beverages - 0.5%
Coca-Cola West Japan Co., Ltd.                            4,400         106,094
Mercian Corp.                                            15,000          30,743
Mikuni Coca-Cola Bottling Co., Ltd.                       1,800          20,724
                                                                     ----------
Total Beverages                                                         157,561
-------------------------------------------------------------------------------
Building Materials - 1.3%
Asahi Organic Chemicals Industry Co., Ltd.                9,000          24,866
Bunka Shutter Co., Ltd.                                   2,000           6,350
Central Glass Co., Ltd.                                   6,000          23,449
Cleanup Corp.(a)                                          5,400          26,692
JS Group Corp.                                           14,000         210,558
PanaHome Corp.                                            6,000          38,519
Sankyo-Tateyama Holdings, Inc.                           12,000          15,432
Sanwa Shutter Corp.                                      12,000          52,203
                                                                     ----------
Total Building Materials                                                398,069
-------------------------------------------------------------------------------
Chemicals - 1.4%
ADEKA Corp.                                                 700           7,075
Aica Kogyo Co., Ltd.                                      1,800          15,317
Air Water, Inc.                                           3,000          28,724
Arisawa Manufacturing Co., Ltd.                           4,000          31,145
Earth Chemical Co., Ltd.                                    600          15,703
Gun-Ei Chemical Industry Co., Ltd.(a)                    16,000          34,561
Kaneka Corp.                                              8,000          50,072
Koatsu Gas Kogyo Co., Ltd.                                2,000          11,393
Nippon Chemical Industrial Co., Ltd.                     12,000          28,452
Nippon Kayaku Co., Ltd.                                   7,000          42,548
Nippon Shokubai Co., Ltd.                                 3,000          19,923
NOF Corp.                                                 6,000          24,715
Sakata INX Corp.                                          6,000          23,811
Sanyo Chemical Industries Ltd.                            4,000          19,651
Toagosei Co., Ltd.                                        8,000          32,873
Toyo Ink Manufacturing Co., Ltd.                          8,000          27,729
Yushiro Chemical Industry Co., Ltd.                         600          10,338
                                                                     ----------
Total Chemicals                                                         424,030
-------------------------------------------------------------------------------
Commercial Services - 2.9%
Dai Nippon Printing Co., Ltd.                            26,000         414,286
Kyodo Printing Co., Ltd.                                 12,000          32,431
Meitec Corp.                                              1,400          42,478
Nippon Parking Development Co., Ltd.                        423          17,976
Nomura Co., Ltd.                                          7,000          23,349
Toppan Forms Co., Ltd.                                    3,000          30,351
Toppan Printing Co., Ltd.                                26,000         301,964
                                                                     ----------
Total Commercial Services                                               862,835
-------------------------------------------------------------------------------
Computers - 0.3%
DTS Corp.                                                 2,100          42,175
Hitachi Systems & Services Ltd.                             600          13,201
Information Services International-Dentsu Ltd.              500           4,310
NEC Fielding Ltd.                                         1,800          21,846
                                                                     ----------
Total Computers                                                          81,532
-------------------------------------------------------------------------------
Cosmetics/Personal Care - 2.2%
Aderans Co., Ltd.                                         2,100          38,947
Kao Corp.                                                20,000         567,640
Mandom Corp.                                              1,200          36,168
                                                                     ----------
Total Cosmetics/Personal Care                                           642,755
-------------------------------------------------------------------------------
Distribution/Wholesale - 0.9%
Advan Co., Ltd.                                             600           4,859
Doshisha Co., Ltd.                                          600           9,826
Hakuto Co., Ltd.                                          1,200          10,971
Hanwa Co., Ltd.                                          12,000          50,876
Inaba Denki Sangyo Co., Ltd.                                700          21,590
Itochu Enex Co., Ltd.                                     3,000          17,089
Japan Pulp & Paper Co., Ltd.                              6,000          21,219
Mitsuuroko Co., Ltd.                                      2,100          12,596
Ryoden Trading Co., Ltd.                                  3,000          18,898
Ryoyo Electro Corp.                                       3,500          34,249
San-Ai Oil Co., Ltd.                                      2,000           7,234

                       See Notes to Financial Statements.

50  WisdomTree International Dividend Funds

WisdomTree Japan High-Yielding Equity Fund

March 31, 2008

=============================================================================
Investments                                           Shares     U.S. $ Value
-----------------------------------------------------------------------------
Sankyo Seiko Co., Ltd.                                  6,800      $   19,607
Sinanen Co., Ltd.                                       9,000          36,982
                                                                   ----------
Total Distribution/Wholesale                                          265,996
-----------------------------------------------------------------------------
Diversified Financial Services - 8.8%
Daiwa Securities Group, Inc.                           81,000         703,109
Ichiyoshi Securities Co., Ltd.                          1,800          18,066
Iwai Securities Co., Ltd.                               1,700          19,727
Kyokuto Securities Co., Ltd.                            2,900          20,016
Nomura Holdings, Inc.                                 107,100       1,603,245
Okasan Holdings, Inc.                                  14,000          69,061
Shinko Securities Co., Ltd.                            38,000         110,715
Takagi Securities Co., Ltd.                             9,000          19,893
Tokai Tokyo Securities Co., Ltd.                        9,000          29,839
Toyo Securities Co., Ltd.                               5,000          15,572
                                                                   ----------
Total Diversified Financial Services                                2,609,243
-----------------------------------------------------------------------------
Electric - 13.6%
Chubu Electric Power Co., Inc.                         31,600         790,516
Chugoku Electric Power Co., Inc. (The)                 15,500         345,708
Hokkaido Electric Power Co., Inc.                       8,300         193,043
Hokuriku Electric Power Co.                             8,700         205,405
Kansai Electric Power Co., Inc. (The)                  47,900       1,193,469
Kyushu Electric Power Co., Inc.                        20,800         508,846
Shikoku Electric Power Co., Inc.                        9,800         291,927
Tohoku Electric Power Co., Inc. (The)                  20,700         506,400
                                                                   ----------
Total Electric                                                      4,035,314
-----------------------------------------------------------------------------
Electrical Components & Equipment - 0.1%
Sumida Corp.                                            1,400          17,483
-----------------------------------------------------------------------------
Electronics - 1.8%
Alps Electric Co., Ltd.                                 3,400          33,510
Eizo Nanao Corp.                                          600          11,574
Hoya Corp.                                             14,800         347,938
Idec Corp.                                              1,200          14,226
Kaga Electronics Co., Ltd.                                600           7,945
Nidec Copal Electronics Corp.                           1,800          12,514
Nitto Kogyo Corp.                                       1,200          14,986
Ryosan Co., Ltd.                                        1,800          42,588
Sanshin Electronics Co., Ltd.                           1,200          12,550
Teikoku Tsushin Kogyo Co., Ltd.                         9,000          27,397
                                                                   ----------
Total Electronics                                                     525,228
-----------------------------------------------------------------------------
Engineering & Construction - 1.5%
Airport Facilities Co., Ltd.                            1,800          11,755
Asunaro Aoki Construction Co., Ltd.                     5,000          26,875
Kyudenko Corp.                                          5,000          26,021
Maeda Corp.                                             9,000          26,312
Nippon Koei Co., Ltd.                                  14,000          36,289
Nishimatsu Construction Co., Ltd.                      12,000          25,800
Okumura Corp.                                           6,000          30,622
Taihei Dengyo Kaisha Ltd.                               3,000          22,183
Taikisha Ltd.                                           1,800          21,538
Taisei Corp.                                           43,000         109,731
Takasago Thermal Engineering Co., Ltd.                  3,000          23,328
Toenec Corp.                                            3,000          14,437
Tsukishima Kikai Co., Ltd.                              4,000          30,221
Yurtec Corp.                                            8,000          42,357
                                                                   ----------
Total Engineering & Construction                                      447,469
-----------------------------------------------------------------------------
Entertainment - 0.1%
Avex Group Holdings, Inc.                               3,400          36,516
-----------------------------------------------------------------------------
Food - 0.7%
Morinaga & Co., Ltd.(a)                                11,000          25,529
Nippon Beet Sugar Manufacturing Co., Ltd.              15,000          32,853
Nisshin Seifun Group, Inc.                              1,500          16,035
Showa Sangyo Co., Ltd.                                 15,000          35,866
Starzen Co., Ltd.                                      15,000          34,963
Tokyu Store Chain Co., Ltd.                             9,000          45,390
Yokohama Reito Co., Ltd.                                3,000          21,189
                                                                   ----------
Total Food                                                            211,825
-----------------------------------------------------------------------------
Forest Products & Paper - 1.2%
Chuetsu Pulp & Paper Co., Ltd.                         13,000          22,726
Daiken Corp.                                           12,000          25,318
Hokuetsu Paper Mills Ltd.                               6,000          27,126
OJI Paper Co., Ltd.                                    55,000         248,103
Rengo Co., Ltd.                                         6,000          33,154
                                                                   ----------
Total Forest Products & Paper                                         356,427
-----------------------------------------------------------------------------
Gas - 0.2%
Saibu Gas Co., Ltd.                                    27,000          66,730
-----------------------------------------------------------------------------
Hand/Machine Tools - 0.3%
Hitachi Koki Co., Ltd.                                  5,600          71,452
OSG Corp.                                                 700           8,116
                                                                   ----------
Total Hand/Machine Tools                                               79,568
-----------------------------------------------------------------------------
Healthcare-Products - 0.5%
Nipro Corp.                                             4,000          69,845
Paramount Bed Co., Ltd.(a)                              2,700          36,810
Paris Miki, Inc.                                        3,200          46,906
                                                                   ----------
Total Healthcare-Products                                             153,561
-----------------------------------------------------------------------------
Home Builders - 0.1%
Mitsui Home Co., Ltd.                                   4,000          18,566
Token Corp.                                               150           5,079
                                                                   ----------
Total Home Builders                                                    23,645
-----------------------------------------------------------------------------
Home Furnishings - 0.2%
France Bed Holdings Co., Ltd.                          25,000          33,656
TOA Corp.                                               3,000          24,082
                                                                   ----------
Total Home Furnishings                                                 57,738
-----------------------------------------------------------------------------
Housewares - 0.1%
Sangetsu Co., Ltd.                                      2,000          43,603
-----------------------------------------------------------------------------
Insurance - 0.1%
Fuji Fire & Marine Insurance Co., Ltd. (The)           13,000          34,611
-----------------------------------------------------------------------------
Internet - 1.9%
Matsui Securities Co., Ltd.                            15,800          89,528

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  51

WisdomTree Japan High-Yielding Equity Fund

March 31, 2008

===================================================================
Investments                                 Shares     U.S. $ Value
-------------------------------------------------------------------
SBI Holdings, Inc.                              862      $  207,673
Trend Micro, Inc.                             7,000         274,979
                                                         ----------
Total Internet                                              572,180
-------------------------------------------------------------------
Iron/Steel - 9.9%
JFE Holdings, Inc.                           27,700       1,230,059
Kobe Steel Ltd.                             148,000         422,284
Nakayama Steel Works Ltd.                    10,000          20,998
Nippon Steel Corp.                          232,000       1,177,073
Sanyo Special Steel Co., Ltd.                 9,000          40,689
Topy Industries Ltd.                          6,000          16,999
Yodogawa Steel Works Ltd.                     8,000          38,821
                                                         ----------
Total Iron/Steel                                          2,946,923
-------------------------------------------------------------------
Leisure Time - 1.8%
Daikoku Denki Co., Ltd.                       2,400          21,074
Heiwa Corp.                                   2,400          22,907
Sankyo Co., Ltd.                              5,100         303,330
Sega Sammy Holdings, Inc.                    18,300         193,967
                                                         ----------
Total Leisure Time                                          541,278
-------------------------------------------------------------------
Machinery-Diversified - 1.0%
Amada Co., Ltd.                              17,000         128,779
Daifuku Co., Ltd.                             8,000         102,477
Furukawa Co., Ltd.                            9,000          16,547
Max Co., Ltd.                                 1,000          10,770
Nitto Kohki Co., Ltd.                           600          13,412
Tokyo Kikai Seisakusho Ltd.(a)                4,000          10,770
                                                         ----------
Total Machinery-Diversified                                 282,755
-------------------------------------------------------------------
Metal Fabricate/Hardware - 0.1%
Kitz Corp.                                    4,000          23,750
Oiles Corp.                                      60           1,236
Onoken Co., Ltd.                                400           6,402
                                                         ----------
Total Metal Fabricate/Hardware                               31,388
-------------------------------------------------------------------
Mining - 0.3%
Mitsui Mining & Smelting Co., Ltd.           26,000          81,499
-------------------------------------------------------------------
Miscellaneous Manufacturing - 0.4%
Amano Corp.                                   2,400          24,763
Kureha Corp.                                  6,000          37,495
Mitsuboshi Belting Co., Ltd.                  1,739           6,936
Nippon Valqua Industries Ltd.                 4,000          11,654
Okamoto Industries, Inc.                      6,000          21,520
Sekisui Plastics Co., Ltd.                    9,000          23,057
                                                         ----------
Total Miscellaneous Manufacturing                           125,425
-------------------------------------------------------------------
Office/Business Equipment - 0.0%
Canon Inc.                                       50           2,306
-------------------------------------------------------------------
Oil & Gas - 2.5%
Nippon Mining Holdings, Inc.                 40,500         214,839
Showa Shell Sekiyu K.K.                      18,300         185,326
TonenGeneral Sekiyu K.K.                     41,000         351,364
                                                         ----------
Total Oil & Gas                                             751,529
-------------------------------------------------------------------
Packaging & Containers - 0.1%
Nihon Yamamura Glass Co., Ltd.               16,000          32,632
-------------------------------------------------------------------
Pharmaceuticals - 7.4%
Astellas Pharma, Inc.                        19,000         736,826
Daiichi Sankyo Co., Ltd.                     28,000         828,452
Eisai Co., Ltd.                              13,600         464,560
Kaken Pharmaceutical Co., Ltd.                4,000          29,618
Kyorin Co., Ltd.                              3,000          38,911
Seikagaku Corp.                               3,800          42,950
SSP Co., Ltd.                                10,000          46,818
                                                         ----------
Total Pharmaceuticals                                     2,188,135
-------------------------------------------------------------------
Real Estate - 0.1%
Arnest One Corp.                              2,300           7,487
Iida Home Max(a)                              1,200           5,980
Touei Housing Corp.                           3,500          22,434
Urban Corp.                                      59             251
                                                         ----------
Total Real Estate                                            36,152
-------------------------------------------------------------------
Retail - 2.5%
Arcs Co., Ltd.                                1,875          23,453
Best Denki Co., Ltd.                          5,500          44,427
Circle K Sunkus Co. Ltd.                      2,310          39,291
Gulliver International Co., Ltd.                200           7,153
Kojima Co., Ltd.                              4,100          21,255
Konaka Co., Ltd.                              2,400          11,960
Lawson, Inc.                                  5,300         234,822
Marui Co., Ltd.                              25,100         267,554
Ministop Co., Ltd.                            1,200          23,521
MOS Food Services, Inc.                       2,800          41,352
Plenus Co., Ltd.                              1,200          15,468
Seiko Holdings Corp.                          4,000          19,290
                                                         ----------
Total Retail                                                749,546
-------------------------------------------------------------------
Software - 2.3%
Koei Co., Ltd.                                2,400          38,507
Konami Corp.                                  5,700         214,749
NEC Mobiling Ltd.                               700           9,818
Oracle Corp. Japan                            8,800         408,458
Trans Cosmos, Inc.                            1,600          19,306
                                                         ----------
Total Software                                              690,838
-------------------------------------------------------------------
Telecommunications - 10.4%
Denki Kogyo Co., Ltd.                         3,000          18,386
NTT DoCoMo, Inc.                              2,007       3,044,729
Uniden Corp.                                  6,000          36,831
                                                         ----------
Total Telecommunications                                  3,099,946
-------------------------------------------------------------------
Textiles - 0.7%
Teijin Ltd.                                  38,000         160,346
Toyobo Co., Ltd.                             20,000          41,794
                                                         ----------
Total Textiles                                              202,140
-------------------------------------------------------------------
Transportation - 1.7%
Maruzen Showa Unyu Co., Ltd.                  4,000          12,418
Nippon Yusen K.K.                            49,000         460,782
Senko Co., Ltd.                               6,000          23,208
                                                         ----------
Total Transportation                                        496,408
-------------------------------------------------------------------

                       See Notes to Financial Statements.

52  WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Japan High-Yielding Equity Fund

March 31, 2008

========================================================================
Investments                                        Shares   U.S. $ Value
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $36,481,875)                                          $29,313,827
========================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $13,080)                                   13,080          13,080
========================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.3%
MONEY MARKET FUNDS(c) - 0.3%
AIM Prime Portfolio, 2.73%                           183             183
UBS Private Money Market Fund LLC, 3.17%          78,658          78,658
                                                             -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $78,841)(d)                                                78,841
========================================================================
TOTAL INVESTMENTS IN SECURITIES - 98.8%
(Cost: $36,573,796)                                           29,405,748
Foreign Currency and Other Assets in Excess of
Liabilities - 1.2%                                               347,971
                                                             -----------
NET ASSETS - 100.0%                                          $29,753,719
========================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $74,728 and the total market value of the collateral held by the Fund was $78,841.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  53

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund

March 31, 2008

===========================================================================
Investments                                         Shares     U.S. $ Value
---------------------------------------------------------------------------
COMMON STOCKS - 98.5%
Advertising - 0.5%
Asatsu-DK, Inc.                                       6,800      $  242,528
Moshi Moshi Hotline, Inc.                             3,900         118,330
                                                                 ----------
Total Advertising                                                   360,858
---------------------------------------------------------------------------
Aerospace/Defense - 0.1%
Japan Aviation Electronics Industry Ltd.             12,000          88,250
---------------------------------------------------------------------------
Agriculture - 0.4%
Hokuto Corp.                                         10,700         189,845
Nosan Corp.                                          30,000          72,638
Sakata Seed Corp.                                     3,500          50,987
                                                                 ----------
Total Agriculture                                                   313,470
---------------------------------------------------------------------------
Apparel - 2.6%
Daidoh Ltd.(a)                                        9,800         116,082
Gunze Ltd.                                           37,000         156,126
Japan Vilene Co., Ltd.                               23,000         103,984
Japan Wool Textile Co., Ltd. (The)                   17,000         150,470
Onward Kashiyama Co., Ltd.                           45,000         460,239
Sanei-International Co., Ltd.                         1,000          14,126
Sanyo Shokai Ltd.                                    44,000         282,031
Tokyo Style Co., Ltd.                                19,000         188,979
Wacoal Holdings Corp.(a)                             30,000         443,964
                                                                 ----------
Total Apparel                                                     1,916,001
---------------------------------------------------------------------------
Auto Manufacturers - 1.6%
Kanto Auto Works Ltd.                                16,300         227,628
Nippon Sharyo Ltd.(a)                                39,000          90,119
Nissan Shatai Co., Ltd.                              36,000         280,303
Shinmaywa Industries Ltd.                            23,000          71,171
Toyota Auto Body Co., Ltd.                           25,500         510,846
                                                                 ----------
Total Auto Manufacturers                                          1,180,067
---------------------------------------------------------------------------
Auto Parts & Equipment - 5.0%
Aisan Industry Co., Ltd.                             10,200         105,038
Akebono Brake Industry Co., Ltd.(a)                  12,500          89,290
Bosch Corp.                                         147,000         598,131
Calsonic Kansei Corp.                                39,000         141,448
Exedy Corp.                                           5,100         145,517
FCC Co., Ltd.                                         6,500          80,324
Futaba Industrial Co., Ltd.                           9,700         218,782
Kayaba Industry Co., Ltd.                            51,000         197,267
Keihin Corp.                                          8,500         122,972
Koito Manufacturing Co., Ltd.                        41,000         563,912
Musashi Seimitsu Industry Co., Ltd.                   5,100         101,862
NHK Spring Co., Ltd.                                 16,000         113,488
Nifco, Inc.                                          20,000         461,144
Nissin Kogyo Co., Ltd.                                9,900         175,352
Press Kogyo Co., Ltd.                                17,000          85,397
Riken Corp.                                          28,000         129,964
Sanden Corp.                                         39,000         159,472
Showa Corp.                                          10,200          90,794
Toyo Tire & Rubber Co., Ltd.                         64,000         205,757
                                                                 ----------
Total Auto Parts & Equipment                                      3,785,911
---------------------------------------------------------------------------
Banks - 8.1%
Akita Bank Ltd. (The)                                28,000         127,714
Aomori Bank Ltd. (The)                               34,000         146,541
Awa Bank Ltd. (The)                                  35,000         201,487
Bank of Ikeda Ltd. (The)                              3,600          97,292
Bank of Iwate Ltd. (The)                              2,100         137,349
Bank of Nagoya Ltd. (The)                            22,000         134,385
Bank of Okinawa Ltd. (The)                            3,700         134,937
Bank of Saga Ltd. (The)                              34,000         114,091
Chukyo Bank Ltd. (The)                               47,000         133,631
Daisan Bank Ltd. (The)                               37,000         137,168
Daishi Bank Ltd. (The)                               80,000         310,244
Ehime Bank Ltd. (The)                                34,000         131,170
Eighteenth Bank Ltd. (The)                           21,000          77,008
Fukui Bank Ltd. (The)                                47,000         148,269
Higo Bank Ltd. (The)                                 32,000         184,538
Hokkoku Bank Ltd. (The)                              66,000         296,398
Hokuetsu Bank Ltd. (The)                             96,000         223,760
Hyakugo Bank Ltd. (The)                              36,000         213,031
Hyakujushi Bank Ltd. (The)                           45,000         238,710
Kagoshima Bank Ltd. (The)                            23,000         170,071
Keiyo Bank Ltd. (The)                                44,000         279,379
Kiyo Holdings, Inc.                                 265,000         420,657
Michinoku Bank Ltd. (The)                            23,000          68,860
Mie Bank Ltd. (The)                                  19,000          99,834
Miyazaki Bank Ltd. (The)                             20,000          83,790
Musashino Bank Ltd. (The)                             4,700         192,184
Ogaki Kyoritsu Bank Ltd. (The)                       45,000         242,779
Oita Bank Ltd. (The)                                 15,000         107,450
San-In Godo Bank Ltd. (The)                          18,000         144,130
Shiga Bank Ltd. (The)                                30,000         203,747
Shikoku Bank Ltd. (The)                              34,000         144,492
Shonai Bank Ltd. (The)                               44,000         106,535
Tochigi Bank Ltd. (The)                              14,000          85,799
Toho Bank Ltd. (The)                                 34,000         146,541
Tokyo Tomin Bank Ltd. (The)                           6,800         141,759
Yamagata Bank Ltd. (The)                             21,000         133,340
Yamanashi Chuo Bank Ltd. (The)                       18,000         108,866
                                                                 ----------
Total Banks                                                       6,067,936
---------------------------------------------------------------------------
Beverages - 1.4%
Coca-Cola West Japan Co., Ltd.                       19,800         477,421
Kagome Co., Ltd.(a)                                   9,900         176,844
Mercian Corp.                                        34,000          69,684
Mikuni Coca-Cola Bottling Co., Ltd.                   4,600          52,962
Takara Holdings, Inc.                                36,000         247,752
                                                                 ----------
Total Beverages                                                   1,024,663
---------------------------------------------------------------------------
Building Materials - 2.8%
Asahi Organic Chemicals Industry Co., Ltd.           23,000          63,545
Bunka Shutter Co., Ltd.                              19,000          60,320
Central Glass Co., Ltd.                              51,000         199,317
Chofu Seisakusho Co., Ltd.                            6,400         128,534
Cleanup Corp.                                        13,600          67,225

                       See Notes to Financial Statements.

54  WisdomTree International Dividend Funds

WisdomTree Japan SmallCap Dividend Fund

March 31, 2008

===============================================================================
Investments                                             Shares     U.S. $ Value
-------------------------------------------------------------------------------
Fujitec Co., Ltd.                                        19,000      $  106,897
Nice Corp.                                               19,000          36,078
Nichiha Corp.                                             5,100          48,061
PanaHome Corp(a)                                         46,000         295,313
Rinnai Corp.                                              6,800         222,716
Sankyo-Tateyama Holdings, Inc.                          102,000         131,170
Sanwa Shutter Corp.                                      97,000         421,972
Sumitomo Osaka Cement Co., Ltd.                          74,000         171,739
Takara Standard Co., Ltd.                                34,000         144,833
                                                                     ----------
Total Building Materials                                              2,097,720
-------------------------------------------------------------------------------
Chemicals - 7.6%
ADEKA Corp.                                              17,000         171,819
Aica Kogyo Co., Ltd.                                     16,800         142,961
Air Water, Inc.                                          56,000         536,172
Arisawa Manufacturing Co., Ltd.                          12,000          93,434
Daicel Chemical Industries Ltd.                          24,000         123,454
Dainichiseika Color & Chemicals Manufacturing
  Co., Ltd.                                              20,000          85,799
Denki Kagaku Kogyo K.K.                                 103,000         324,931
Earth Chemical Co., Ltd.                                  5,100         133,476
Fujimi, Inc.                                              1,100          16,025
Gun-Ei Chemical Industry Co., Ltd.                       20,000          43,201
Kansai Paint Co., Ltd.                                   52,000         338,534
Koatsu Gas Kogyo Co., Ltd.                               17,000          96,840
Lintec Corp.                                              6,800          97,353
Nihon Parkerizing Co., Ltd.                              13,000         173,447
Nippon Chemical Industrial Co., Ltd.                     48,000         113,809
Nippon Kayaku Co., Ltd.                                  82,000         498,418
Nippon Paint Co., Ltd.                                   67,000         241,654
Nippon Shokubai Co., Ltd.                                29,000         192,586
Nissan Chemical Industries Ltd.                          18,000         189,883
NOF Corp.                                                45,000         185,362
Sakata INX Corp.                                         23,000          91,274
Sanyo Chemical Industries Ltd.                           31,000         152,298
Sumitomo Bakelite Co., Ltd.                              37,000         187,723
Sumitomo Seika Chemicals Co., Ltd.                       17,000          79,419
Taiyo Ink Manufacturing Co., Ltd.                         5,000         119,556
Takasago International Corp.                             23,000         186,939
Toagosei Co., Ltd.                                       68,000         279,419
Tokai Carbon Co., Ltd.                                   30,000         303,813
Tokyo Ohka Kogyo Co., Ltd.                                6,800         149,616
Toyo Ink Manufacturing Co., Ltd.                         80,000         277,289
Yushiro Chemical Industry Co., Ltd.(a)                    6,500         111,996
                                                                     ----------
Total Chemicals                                                       5,738,500
-------------------------------------------------------------------------------
Commercial Services - 3.4%
Kamigumi Co., Ltd.                                       24,000         190,004
Kyodo Printing Co., Ltd.(a)                              47,000         127,021
Kyoritsu Printing Co., Ltd.                               8,000          23,308
Meitec Corp.(a)                                          13,100         397,468
Nichii Gakkan Co.(a)                                      5,100          73,578
Nippon Parking Development Co., Ltd.(a)                   1,550          65,871
Nissha Printing Co., Ltd.                                11,700         574,803
Nomura Co., Ltd.                                         17,000          56,704
Park24 Co., Ltd.(a)                                      10,900         107,210
PRONEXUS, Inc.                                              700           5,661
Sohgo Security Services Co., Ltd.                        22,600         315,608
TIS, Inc.                                                 6,800         138,002
TKC Corp.                                                 4,400          91,284
Toppan Forms Co., Ltd.                                   27,300         276,195
Zenrin Co., Ltd.                                          5,300         109,690
                                                                     ----------
Total Commercial Services                                             2,552,407
-------------------------------------------------------------------------------
Computers - 1.3%
Hitachi Information Systems Ltd.                          8,900         191,797
Hitachi Systems & Services Ltd.                           4,600         101,211
Information Services International-Dentsu Ltd.            8,500          73,271
NEC Fielding Ltd.                                        17,600         213,600
NS Solutions Corp.                                        7,300         181,152
Obic Co., Ltd.                                              910         161,640
Roland DG Corp.                                           3,400          83,006
                                                                     ----------
Total Computers                                                       1,005,677
-------------------------------------------------------------------------------
Cosmetics/Personal Care - 1.7%
Aderans Co., Ltd.                                        15,200         281,903
Fancl Corp.(a)                                            9,800         135,281
KOSE Corp.                                                8,000         173,205
Lion Corp.                                               64,000         308,636
Mandom Corp.                                              8,500         256,191
T. Hasegawa Co., Ltd.(a)                                  7,500         132,541
                                                                     ----------
Total Cosmetics/Personal Care                                         1,287,757
-------------------------------------------------------------------------------
Distribution/Wholesale - 3.7%
ABC-Mart, Inc.                                           14,600         346,170
Advan Co., Ltd.                                           8,500          68,830
Doshisha Co., Ltd.                                        3,400          55,679
Fuji Electronics Co., Ltd.                                8,600          69,985
Hakuto Co., Ltd.                                         14,100         128,909
Hanwa Co., Ltd.                                         103,000         436,692
Inaba Denki Sangyo Co., Ltd.                              6,800         209,735
Itochu Enex Co., Ltd.                                    28,300         161,211
Iwatani International Corp.(a)                           39,000         103,833
Japan Pulp & Paper Co., Ltd.                             36,000         127,312
JFE Shoji Holdings, Inc.                                  2,000          14,025
Kamei Corp.                                               5,000          21,299
Matsuda Sangyo Co., Ltd.                                    700          15,824
Mitsuuroko Co., Ltd.                                     18,100         108,562
Nagase & Co., Ltd.                                       15,000         153,413
Ryoden Trading Co., Ltd.                                 27,000         170,081
Ryoshoku Ltd.                                             4,800          90,999
Ryoyo Electro Corp.                                      14,000         136,997
San-Ai Oil Co., Ltd.                                     20,000          72,336
Sankyo Seiko Co., Ltd.(a)                                18,100          52,190
Sinanen Co., Ltd.                                        23,000          94,509
Trusco Nakayama Corp.(a)                                  8,500         130,828
                                                                     ----------
Total Distribution/Wholesale                                          2,769,419
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  55

WisdomTree Japan SmallCap Dividend Fund

March 31, 2008

==========================================================================
Investments                                        Shares     U.S. $ Value
--------------------------------------------------------------------------
Diversified Financial Services - 2.1%
Century Leasing System, Inc.                        15,400      $  135,689
Cosmo Securities Co., Ltd.(a)                       80,000          72,336
Ichiyoshi Securities Co., Ltd.(a)                   13,200         132,484
Iwai Securities Co., Ltd.                            2,800          32,491
Kyokuto Securities Co., Ltd.                        12,300          84,896
Okasan Holdings, Inc.                              101,000         498,226
Takagi Securities Co., Ltd.                         36,000          79,570
Tokai Tokyo Securities Co., Ltd.                   146,000         484,051
Toyo Securities Co., Ltd.                           28,000          87,206
                                                                ----------
Total Diversified Financial Services                             1,606,949
--------------------------------------------------------------------------
Electric - 0.1%
Okinawa Electric Power Co., Inc. (The)               1,100          43,321
--------------------------------------------------------------------------
Electrical Components & Equipment - 1.2%
Hitachi Cable Ltd.                                  74,000         275,823
Nippon Signal Co., Ltd. (The)                        8,400          42,956
Shinko Electric Co., Ltd.                            7,000          26,724
SMK Corp.                                           17,000          89,667
Sumida Corp.                                         5,100          63,689
Toshiba TEC Corp.                                   68,000         413,322
                                                                ----------
Total Electrical Components & Equipment                            912,181
--------------------------------------------------------------------------
Electronics - 4.8%
Alps Electric Co., Ltd.                             22,200         218,799
Anritsu Corp.(a)                                    19,000          53,067
CMK Corp.                                            5,100          51,597
Cosel Co., Ltd.(a)                                   6,300          67,852
Dainippon Screen Manufacturing Co., Ltd.            53,000         223,107
Eizo Nanao Corp.                                     5,100          98,377
Horiba Ltd.                                          3,900         128,909
Idec Corp.(a)                                       10,200         120,922
Kaga Electronics Co., Ltd.                           7,200          95,339
MINEBEA Co., Ltd.                                   95,000         553,575
Nichicon Corp.                                      14,600         114,705
Nidec Copal Corp.                                   11,900         138,326
Nidec Copal Electronics Corp.*                       9,900          68,828
Nippon Chemi-Con Corp.                              17,000          62,681
Nitto Kogyo Corp.                                    8,500         106,149
Ryosan Co., Ltd.                                    18,000         425,881
Sanshin Electronics Co., Ltd.                        8,500          88,898
Sanyo Denki Co., Ltd.                               14,000          60,763
Sodick Co., Ltd.                                     7,900          34,526
Star Micronics Co., Ltd.                             6,700          92,421
Tokyo Seimitsu Co., Ltd.(a)                          3,500          64,349
ULVAC, Inc.(a)                                       8,900         356,769
Yamatake Corp.                                      14,600         409,977
                                                                ----------
Total Electronics                                                3,635,817
--------------------------------------------------------------------------
Engineering & Construction - 4.4%
Airport Facilities Co., Ltd.                         4,600          30,040
COMSYS Holdings Corp.                               22,000         190,968
Japan Airport Terminal Co., Ltd.                    10,800         237,082
Kandenko Co., Ltd.                                  38,000         207,304
Kyowa Exeo Corp.                                    17,000         131,170
Kyudenko Corp.                                      19,000          98,880
Maeda Corp.                                         39,000         114,020
Maeda Road Construction Co., Ltd.                   22,000         181,906
NEC Networks & System Integration Corp.              6,800         116,277
Nippo Corp.                                         17,000          96,328
Nippon Densetsu Kogyo Co., Ltd.                     17,000         115,115
Nippon Koei Co., Ltd.                               20,000          51,841
Nishimatsu Construction Co., Ltd.(a)                90,000         193,500
Okumura Corp.(a)                                    54,000         275,602
Sanki Engineering Co., Ltd.(a)                      17,000          99,402
Taikisha Ltd.                                       13,500         161,536
Takasago Thermal Engineering Co., Ltd.              21,000         163,299
Takuma Co., Ltd.(a)                                 17,000          46,114
Toda Corp.(a)                                       68,000         280,102
Toenec Corp.                                        15,000          72,186
Tokyu Construction Co., Ltd.                         5,740          20,357
Toshiba Plant Systems & Services Corp.              32,000         248,516
Tsukishima Kikai Co., Ltd.                          12,000          90,662
Yurtec Corp.                                        20,000         105,892
                                                                ----------
Total Engineering & Construction                                 3,328,099
--------------------------------------------------------------------------
Entertainment - 0.5%
Avex Group Holdings, Inc.(a)                        13,800         148,212
RESORTTRUST, Inc.                                    8,360         103,980
Toei Co., Ltd.                                      17,000          88,984
Tokyotokeiba Co., Ltd.                              34,000          65,243
                                                                ----------
Total Entertainment                                                406,419
--------------------------------------------------------------------------
Environmental Control - 0.2%
Asahi Pretec Corp.                                   5,100         136,294
--------------------------------------------------------------------------
Food - 5.6%
Ariake Japan Co., Ltd.                               5,400          74,054
Ezaki Glico Co., Ltd.(a)                            16,000         198,523
Fuji Oil Co., Ltd.                                  18,400         171,735
House Foods Corp.                                   22,600         336,724
Itoham Foods, Inc.                                  22,000         129,743
J-Oil Mills, Inc.                                   22,000          60,120
Kato Sangyo Co., Ltd.                                8,500          90,692
Maruha Group, Inc.                                  54,000          84,091
Meiji Dairies Corp.                                 38,000         229,065
Meiji Seika Kaisha Ltd.(a)                          79,000         402,401
Mitsui Sugar Co., Ltd.                              14,000          47,822
Morinaga & Co., Ltd.                                71,000         164,776
Morinaga Milk Industry Co., Ltd.                    62,000         189,983
Nichirei Corp.                                      49,000         235,807
Nippon Beet Sugar Manufacturing Co., Ltd.           12,000          26,282
Nippon Flour Mills Co., Ltd.                        12,000          48,948
Nippon Suisan Kaisha Ltd.                           52,200         195,616
Nisshin Oillio Group Ltd. (The)                     22,000          85,538
QP Corp.                                            30,300         313,244
Showa Sangyo Co., Ltd.                              53,000         126,729
Starzen Co., Ltd.                                   47,000         109,549

                       See Notes to Financial Statements.

56  WisdomTree International Dividend Funds

WisdomTree Japan SmallCap Dividend Fund

March 31, 2008

=============================================================================
Investments                                           Shares     U.S. $ Value
-----------------------------------------------------------------------------
Tokyu Store Chain Co., Ltd.                            16,000      $   80,695
Toyo Suisan Kaisha Ltd.                                16,000         241,121
Valor Co., Ltd.                                         3,800          40,506
Yamazaki Baking Co., Ltd.(a)                           48,000         455,237
Yokohama Reito Co., Ltd.                               14,000          98,880
                                                                   ----------
Total Food                                                          4,237,881
-----------------------------------------------------------------------------
Forest Products & Paper - 1.1%
Chuetsu Pulp & Paper Co., Ltd.                         36,000          62,933
Daiken Corp.                                           36,000          75,953
Daio Paper Corp.(a)                                    33,000         222,796
Hokuetsu Paper Mills Ltd.                              53,000         239,614
Rengo Co., Ltd.(a)                                     39,000         215,502
                                                                   ----------
Total Forest Products & Paper                                         816,798
-----------------------------------------------------------------------------
Gas - 0.4%
Saibu Gas Co., Ltd.                                   118,000         291,636
-----------------------------------------------------------------------------
Hand/Machine Tools - 1.5%
Asahi Diamond Industrial Co., Ltd.                     17,000         100,939
Disco Corp.                                             2,800         120,681
Hitachi Koki Co., Ltd.                                 40,600         518,029
Hitachi Tool Engineering Ltd.                           1,100          11,759
Meidensha Corp.(a)                                     34,000          86,763
OSG Corp.(a)                                           18,400         213,328
Union Tool Co.                                          1,900          71,392
                                                                   ----------
Total Hand/Machine Tools                                            1,122,891
-----------------------------------------------------------------------------
Healthcare-Products - 1.5%
Hogy Medical Co., Ltd.                                  2,000         103,079
Nihon Kohden Corp.                                     10,800         247,390
Nipro Corp.                                            27,024         471,872
Paramount Bed Co., Ltd.(a)                             11,600         158,147
Sysmex Corp.                                            3,800         137,439
TOPCON Corp.                                            4,900          38,645
                                                                    ---------
Total Healthcare-Products                                           1,156,572
-----------------------------------------------------------------------------
Home Builders - 0.2%
Mitsui Home Co., Ltd.                                  17,000          78,906
Takamatsu Corp.                                           200           3,215
Token Corp.                                             1,630          55,188
                                                                   ----------
Total Home Builders                                                   137,309
-----------------------------------------------------------------------------
Home Furnishings - 2.0%
Alpine Electronics, Inc.                               14,600         161,057
Canon Electronics, Inc.                                 8,400         190,727
France Bed Holdings Co., Ltd.                          74,000          99,623
Hitachi Maxell Ltd.                                    19,700         203,264
Juki Corp.                                              8,000          29,658
Kenwood Corp.(a)                                       51,000          56,362
Nidec Sankyo Corp.                                     52,000         423,168
Noritz Corp.                                           11,500         144,306
Toa Corp.                                              25,000         200,683
                                                                   ----------
Total Home Furnishings                                              1,508,848
-----------------------------------------------------------------------------
Housewares - 0.7%
Noritake Co., Ltd.                                     34,000         136,635
Sangetsu Co., Ltd.(a)                                  18,100         394,605
                                                                   ----------
Total Housewares                                                      531,240
-----------------------------------------------------------------------------
Insurance - 0.4%
Fuji Fire & Marine Insurance Co., Ltd. (The)          117,000         311,498
-----------------------------------------------------------------------------
Internet - 0.7%
Matsui Securities Co., Ltd.                            98,100         555,869
-----------------------------------------------------------------------------
Iron/Steel - 1.7%
Aichi Steel Corp.                                      30,000         144,371
Godo Steel Ltd.                                        32,000         106,093
Mitsubishi Steel Manufacturing Co., Ltd.               16,000          47,903
Nakayama Steel Works Ltd.                              39,000          81,891
Nippon Metal Industry Co., Ltd.(a)                     71,000         228,261
Sanyo Special Steel Co., Ltd.                          53,000         239,615
Topy Industries Ltd.                                   37,000         104,827
Yodogawa Steel Works Ltd.                              68,000         329,975
                                                                   ----------
Total Iron/Steel                                                    1,282,936
-----------------------------------------------------------------------------
Leisure Time - 0.7%
Daikoku Denki Co., Ltd.                                 3,200          28,099
Heiwa Corp.                                            21,600         206,158
HIS Co., Ltd.                                           3,400          49,189
Mars Engineering Corp.                                  4,000          66,951
Mizuno Corp.                                           29,000         182,097
                                                                   ----------
Total Leisure Time                                                    532,494
-----------------------------------------------------------------------------
Machinery-Construction & Mining - 0.3%
Aichi Corp.                                            10,200          75,935
Tadano Ltd.                                            17,000         170,794
                                                                   ----------
Total Machinery-Construction & Mining                                 246,729
-----------------------------------------------------------------------------
Machinery-Diversified - 2.8%
Aida Engineering Ltd.                                  17,000         106,917
CKD Corp.                                               8,500          56,447
Daifuku Co., Ltd.                                      18,500         236,977
Furukawa Co., Ltd.                                     72,000         132,376
Komori Corp.                                           14,000         291,155
Makino Milling Machine Co., Ltd.                       15,000         107,148
Max Co., Ltd.                                          15,000         161,551
Miura Co., Ltd.                                         9,000         203,898
Nabtesco Corp.                                         15,000         203,446
Nippon Thompson Co., Ltd.                              13,000          79,932
Nitto Kohki Co., Ltd.                                   5,100         114,005
Sato Corp.                                              6,500          83,001
Tokyo Kikai Seisakusho Ltd.(a)                         20,000          53,850
Toshiba Machine Co., Ltd.                              17,000         103,843
Tsubakimoto Chain Co.                                  31,000         184,377
                                                                   ----------
Total Machinery-Diversified                                         2,118,923
-----------------------------------------------------------------------------
Media - 0.0%
Kadokawa Group Holdings, Inc.                             800          19,371

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  57

WisdomTree Japan SmallCap Dividend Fund

March 31, 2008

======================================================================
Investments                                    Shares     U.S. $ Value
----------------------------------------------------------------------
TV Tokyo Corp.                                     200      $    8,921
                                                            ----------
Total Media                                                     28,292
----------------------------------------------------------------------
Metal Fabricate/Hardware - 1.5%
Furukawa-Sky Aluminum Corp.                     17,000          35,867
Hakudo Co., Ltd.                                   500           6,822
Kitz Corp.                                      29,000         172,190
MISUMI Group, Inc.                               9,600         170,327
Nachi-Fujikoshi Corp.                           39,000         147,717
Neturen Co., Ltd.                                  700           6,787
Oiles Corp.                                      6,160         126,870
Onoken Co., Ltd.                                 6,800         108,830
Ryobi Ltd.                                      29,000         109,841
Sato Shoji Corp.                                13,000          90,119
Tocalo Co., Ltd.                                 3,300          52,649
Toho Zinc Co., Ltd.                             14,000          75,250
Yamazen Corp.                                    1,300           4,506
                                                            ----------
Total Metal Fabricate/Hardware                               1,107,775
----------------------------------------------------------------------
Mining - 0.3%
Nippon Light Metal Co., Ltd.*                  102,000         153,715
Sumitomo Light Metal Industries Ltd.            49,000          65,474
                                                            ----------
Total Mining                                                   219,189
----------------------------------------------------------------------
Miscellaneous Manufacturing - 1.7%
Amano Corp.                                     19,900         205,328
Bando Chemical Industries Ltd.                  22,000          79,349
Kureha Corp.                                    51,000         318,702
Mitsuboshi Belting Co., Ltd.                    17,000          67,805
Nikkiso Co., Ltd.                               13,000          78,364
Nippon Valqua Industries Ltd.                   22,000          64,098
Okamoto Industries, Inc.                        34,000         121,947
Sekisui Plastics Co., Ltd.                      39,000          99,915
Shin-Etsu Polymer Co., Ltd.                      7,100          42,514
Tamron Co., Ltd.                                   300           7,369
Tokai Rubber Industries, Inc.                   12,500         180,213
                                                            ----------
Total Miscellaneous Manufacturing                            1,265,604
----------------------------------------------------------------------
Office Furnishings - 0.3%
Kokuyo Co., Ltd.                                15,300         131,426
Okamura Corp.                                   17,000         117,677
                                                            ----------
Total Office Furnishings                                       249,103
----------------------------------------------------------------------
Office/Business Equipment - 0.1%
Canon Finetech, Inc.                             6,300          87,156
----------------------------------------------------------------------
Oil & Gas - 0.1%
AOC Holdings, Inc.                               6,400          57,934
Kanto Natural Gas Development Ltd.               7,000          42,196
                                                            ----------
Total Oil & Gas                                                100,130
----------------------------------------------------------------------
Packaging & Containers - 0.2%
Fuji Seal International, Inc.                    4,000          56,141
Nihon Yamamura Glass Co., Ltd.                  34,000          69,343
                                                            ----------
Total Packaging & Containers                                   125,484
----------------------------------------------------------------------
Pharmaceuticals - 3.3%
Kaken Pharmaceutical Co., Ltd.                  29,000         214,728
Kobayashi Pharmaceutical Co., Ltd.               5,100         196,755
Kyorin Co., Ltd.                                27,000         350,198
Miraca Holdings, Inc.                           11,700         306,209
Mochida Pharmaceutical Co., Ltd.                19,000         172,944
Nippon Shinyaku Co., Ltd.                       25,000         259,456
Sawai Pharmaceutical Co., Ltd.(a)                1,800          87,527
Seikagaku Corp.                                 13,300         150,324
SSP Co., Ltd.(a)                                40,000         187,271
Toho Pharmaceutical Co., Ltd.                    4,800         122,731
Tsumura & Co.                                    6,263         156,363
ZERIA Pharmaceutical Co., Ltd.(a)               23,000         240,780
                                                            ----------
Total Pharmaceuticals                                        2,445,286
----------------------------------------------------------------------
Real Estate - 0.5%
Ardepro Co., Ltd.                                1,049          52,906
Arnest One Corp.(a)                             17,900          58,267
Atrium Co., Ltd.                                 8,600         101,695
Iida Home Max(a)                                11,700          58,303
Suruga Corp.                                     1,300           3,735
Tokyu Livable, Inc.                              6,700          56,745
Touei Housing Corp.                              8,500          54,483
                                                            ----------
Total Real Estate                                              386,134
----------------------------------------------------------------------
Retail - 8.9%
Alpen Co., Ltd.                                 10,000         172,904
AOKI Holdings, Inc.                              6,800         113,954
Arcs Co., Ltd.                                  16,910         211,513
Aucnet, Inc.                                     9,000         101,633
Belluna Co., Ltd.                                7,500          62,918
Best Denki Co., Ltd.                            48,000         387,723
Chiyoda Co., Ltd.                               10,700         176,730
Circle K Sunkus Co. Ltd.                        20,000         340,182
Culture Convenience Club Co., Ltd.(a)           33,400         159,727
Don Quijote Co., Ltd.                            5,100          92,741
Edion Corp.                                     33,400         309,387
Gigas K's Denki Corp.                            3,400          67,942
Gulliver International Co., Ltd.                 3,160         113,022
Hankyu Department Stores, Inc.                  34,000         228,181
Heiwado Co., Ltd.                                8,500         130,316
Izumi Co., Ltd                                   8,100         111,814
Izumiya Co., Ltd.                               18,000          98,739
Kasumi Co., Ltd.                                18,000          93,676
Keiyo Co., Ltd.                                  3,600          25,643
Kisoji Co., Ltd.                                 6,800         146,883
Kojima Co., Ltd.(a)                              6,800          35,252
Komeri Co., Ltd.                                 6,800         164,646
Konaka Co., Ltd.                                 3,420          17,042
Matsumotokiyoshi Holdings Co., Ltd.*             8,500         184,885
Ministop Co., Ltd.                               8,100         158,769
MOS Food Services, Inc.(a)                       8,000         118,149
Nishimatsuya Chain Co., Ltd.                     5,500          66,308
Parco Co., Ltd.                                 11,900         169,530
Paris Miki, Inc.(a)                             25,400         372,317
Plenus Co., Ltd.                                22,200         286,157

                       See Notes to Financial Statements.

58  WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund

March 31, 2008

===============================================================================
Investments                                           Shares       U.S. $ Value
-------------------------------------------------------------------------------
Point, Inc.                                              1,810      $    85,104
Right On Co., Ltd.                                       3,700           43,827
Royal Holdings Co., Ltd.                                10,700          112,337
Ryohin Keikaku Co., Ltd.                                 6,900          400,683
Seiko Holdings Corp.(a)                                 24,000          115,738
Senshukai Co., Ltd.                                     13,400          109,720
Shimachu Co., Ltd.                                       5,100          153,459
Sundrug Co., Ltd.                                        8,500          239,966
Tsuruha Holdings, Inc.                                     700           30,311
UNY Co., Ltd.                                           25,000          239,614
USS Co., Ltd.                                            4,200          291,154
Xebio Co., Ltd.                                          3,700           94,977
Zensho Co., Ltd.                                         8,900           52,576
                                                                    -----------
Total Retail                                                          6,688,149
-------------------------------------------------------------------------------
Semiconductors - 0.4%
Mimasu Semiconductor Industry Co., Ltd.                  4,700           96,091
Sanken Electric Co., Ltd.(a)                            15,000           88,311
Shindengen Electric Manufacturing Co., Ltd.              3,000            5,877
Shinkawa Ltd.                                            6,100           73,910
                                                                    -----------
Total Semiconductors                                                    264,189
-------------------------------------------------------------------------------
Software - 2.5%
Capcom Co., Ltd.                                        13,000          444,065
Fuji Soft ABC, Inc.                                      3,400           63,604
Hitachi Software Engineering Co., Ltd.                  10,500          243,683
Koei Co., Ltd.(a)                                       23,200          372,235
NEC Mobiling Ltd.                                        5,100           71,529
Nihon Unisys Ltd.                                        7,200           84,200
Nippon System Development Co., Ltd.                      6,400           93,362
OBIC Business Consultants Ltd.                           3,300          197,267
Sumisho Computer Systems Corp.                          11,300          214,227
Trans Cosmos, Inc.                                       6,900           83,256
                                                                    -----------
Total Software                                                        1,867,428
-------------------------------------------------------------------------------
Storage/Warehousing - 0.5%
Mitsui-Soko Co., Ltd.(a)                                29,000          166,946
Sumitomo Warehouse Co., Ltd. (The)                      47,000          221,460
                                                                    -----------
Total Storage/Warehousing                                               388,406
-------------------------------------------------------------------------------
Telecommunications - 0.8%
Denki Kogyo Co., Ltd.                                   20,000          122,570
Hitachi Kokusai Electric, Inc.                          13,000          134,395
Nippon Denwa Shisetsu Co., Ltd.                         19,000           52,494
Uniden Corp.                                            50,000          306,927
                                                                    -----------
Total Telecommunications                                                616,386
-------------------------------------------------------------------------------
Textiles - 0.9%
Kurabo Industries Ltd.                                  55,000          123,776
Nitto Boseki Co., Ltd.                                  34,000           70,026
Seiren Co., Ltd.                                         6,900           44,158
Toyobo Co., Ltd.                                       181,000          378,239
Unitika Ltd.                                            70,000           68,920
                                                                    -----------
Total Textiles                                                          685,119
-------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.2%
Sanrio Co., Ltd.(a)                                      2,900           25,291
TOMY Co., Ltd.(a)                                       18,400          136,611
                                                                    -----------
Total Toys/Games/Hobbies                                                161,902
-------------------------------------------------------------------------------
Transportation - 3.1%
Daiichi Chuo Kisen Kaisha                               54,000          386,276
Fukuyama Transporting Co., Ltd.                         23,000           84,573
Hitachi Transport System Ltd.                            7,300          110,745
Iino Kaiun Kaisha, Ltd.                                 23,900          242,518
Keisei Electric Railway Co., Ltd.                       37,000          198,875
Kintetsu World Express, Inc.                             1,200           27,970
Maruzen Showa Unyu Co., Ltd.                             8,000           24,835
Nippon Konpo Unyu Soko Co., Ltd.                         5,000           68,669
Nishi-Nippon Railroad Co., Ltd.                         73,000          261,828
Sagami Railway Co., Ltd.                                90,000          366,203
Sankyu, Inc.                                            20,000          108,906
Seino Holdings Corp.                                    32,000          208,329
Senko Co., Ltd.                                         12,000           46,416
Shinwa Kaiun Kaisha, Ltd.                               28,000          176,943
                                                                    -----------
Total Transportation                                                  2,313,086
-------------------------------------------------------------------------------
Venture Capital - 0.1%
Jafco Co., Ltd.                                          2,500           83,388
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $86,464,709)                                                  74,191,546
===============================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $28,746)                                         28,746           28,746
===============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 9.6%
MONEY MARKET FUNDS(c) - 9.6%
UBS Enhanced Yield Portfolio, 3.09%                          2                2
UBS Private Money Market Fund LLC, 3.17%             7,197,798        7,197,798
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $7,197,800)(d)                                                 7,197,800
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 108.1%
(Cost: $93,691,255)                                                  81,418,092
Liabilities in Excess of Foreign Currency and
Other Assets - (8.1)%                                                (6,117,964)
                                                                    -----------
NET ASSETS - 100.0%                                                 $75,300,128
===============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $6,753,170 and the total market value of the collateral held by the Fund was $7,197,800.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  59

Schedule of Investments

WisdomTree Pacific ex-Japan Total Dividend Fund

March 31, 2008

===========================================================================
Investments                                         Shares     U.S. $ Value
---------------------------------------------------------------------------
COMMON STOCKS - 99.1%
Australia - 56.4%
ABB Grain Ltd.                                       14,397       $ 115,652
Adelaide Brighton Ltd.                              105,331         327,876
AGL Energy Ltd.                                      21,762         219,315
Alesco Corp., Ltd.(a)                                22,613         200,643
Alumina Ltd.                                         92,556         481,592
Amcor Ltd.                                           96,442         629,465
AMP Ltd.                                            209,959       1,504,540
APN News & Media Ltd.(a)                             64,421         269,923
APN Property Group Ltd.                              98,446          81,778
APN/UKA European Retail Property Group              155,464          52,509
ARB Corp. Ltd.                                       13,637          48,425
Aristocrat Leisure Ltd.                              21,860         191,567
ASG Group Ltd.                                       32,556          32,988
Austal Ltd.                                          23,908          56,744
Austbrokers Holdings Ltd.                            44,608         156,774
Australia & New Zealand Banking Group Ltd.          241,156       4,964,141
Australian Agricultural Co., Ltd.                    32,366          77,409
Australian Stock Exchange Ltd.(a)                    16,174         552,190
Australian Wealth Management Ltd.                    80,551         124,267
AWB Ltd.                                             55,973         140,511
AXA Asia Pacific Holdings Ltd.                      110,199         553,273
Bank of Queensland Ltd.                              23,736         356,429
Beach Petroleum Ltd.                                 40,358          46,604
Bendigo Bank Ltd.(a)                                 38,084         413,703
BHP Billiton Ltd.                                   164,299       5,370,796
Billabong International Ltd.                         23,102         274,153
BlueScope Steel Ltd.                                115,249       1,038,374
Boral Ltd.                                           61,535         351,638
Bravura Solutions Ltd.                               43,760          62,716
Centennial Coal Co., Ltd.(a)                         38,890         144,488
Coca-Cola Amatil Ltd.                                97,692         758,014
Cochlear Ltd.                                         6,313         315,226
Commonwealth Bank of Australia                      173,036       6,604,139
Computershare Ltd.                                   41,819         334,026
Consolidated Media Holdings Ltd.                     14,614          49,760
Corporate Express Australia Ltd.                     52,775         264,966
Count Financial Ltd.                                 68,344         121,656
Crane Group Ltd.                                        339           4,735
CSL Ltd.                                             18,226         614,094
CSR Ltd.                                            112,654         329,076
David Jones Ltd.(a)                                  94,897         315,321
Devine Ltd.                                          92,221          95,970
Dominion Mining Ltd.                                 21,931          67,667
Domino's Pizza Enterprises Ltd.                      17,378          51,556
Downer EDI Ltd.                                      41,423         236,709
Energy Developments Ltd.                             34,645          74,320
Energy Resources of Australia Ltd.                    8,842         159,007
Euroz Ltd.                                           17,415          48,010
FairFax Media Ltd.(a)                               188,916         598,408
Fantastic Holdings Ltd.                               9,618          26,778
Felix Resources Ltd.                                  7,522          85,075
Fleetwood Corp. Ltd.                                  8,878          66,779
Flight Centre Ltd.                                      559          10,808
Foster's Group Ltd.                                 211,704         989,462
Funtastic Ltd.                                      137,103          49,436
Futuris Corp., Ltd.                                 187,905         325,048
Gloucester Coal Ltd.                                  2,777          24,640
GrainCorp Ltd.                                        2,912          32,032
Great Southern Plantations Ltd.                      29,418          45,249
GUD Holdings Ltd.                                     8,568          75,476
Gunns Ltd.                                           82,249         235,004
GWA International Ltd.(a)                            49,491         145,021
Harvey Norman Holdings Ltd.                          82,360         293,963
Healthscope Ltd.(a)                                  17,383          82,514
Hills Industries Ltd.(a)                             52,260         223,739
IBA Health Ltd.*                                    140,889          60,447
Incitec Pivot Ltd.                                    2,218         285,787
Independence Group NL                                 5,239          38,212
Insurance Australia Group Ltd.(a)                   299,686       1,001,260
Invocare Ltd.                                         2,033          12,100
IOOF Holdings Ltd.                                   14,614          79,242
Iress Market Technology Ltd.                         10,299          64,870
Just Group Ltd.                                      25,468          92,064
Leighton Holdings Ltd.(a)                            15,019         586,792
Lend Lease Corp. Ltd.                                48,549         587,213
Lion Nathan Ltd.                                     59,353         474,078
MacArthur Coal Ltd.                                  25,998         310,418
Macmahon Holdings Ltd.                               19,458          26,466
Metcash Ltd.                                         76,850         286,222
Minara Resources Ltd.                                89,441         495,593
Mincor Resources NL                                   6,314          17,637
National Australia Bank Ltd.                        205,358       5,651,953
Navitas Ltd.                                         47,830          79,464
New Hope Corp. Ltd.                                  70,173         171,033
Nufarm Ltd.                                          23,137         361,796
Octaviar Ltd.+                                       78,603          71,035
OneSteel Ltd.                                        88,492         516,184
Orica Ltd.                                           21,057         559,934
Origin Energy Ltd.                                   65,365         546,563
Over Fifty Group Ltd.                                 9,082           9,949
Oxiana Ltd.(a)                                       79,652         231,219
Pacific Brands Ltd.                                 147,387         271,775
Perpetual Ltd.                                        4,855         238,657
Qantas Airways Ltd.                                 138,226         495,886
QBE Insurance Group Ltd.                             62,815       1,273,537
Rio Tinto Ltd.(a)                                    18,922       2,115,936
Salmat Ltd.                                          31,186          92,237
Santos Ltd.                                          63,865         845,338
Sedgman Ltd.                                         22,269          44,316
Seek Ltd.                                            36,005         173,867
Select Harvests Ltd.                                  2,350          13,837
Servcorp Ltd.                                        11,616          49,413
Seven Network Ltd.                                   33,733         292,535
Sigma Pharmaceuticals Ltd.                          148,273         169,189

                       See Notes to Financial Statements.

60  WisdomTree International Dividend Funds

WisdomTree Pacific ex-Japan Total Dividend Fund

March 31, 2008

====================================================================================
Investments                                                 Shares      U.S. $ Value
------------------------------------------------------------------------------------
Sims Group Ltd.(a)                                        18,753         $   508,425
Sonic Healthcare Ltd.                                     23,339             292,944
SP Telemedia Ltd.                                        201,069              66,077
Specialty Fashion Group Ltd.                              43,953              48,749
St.George Bank Ltd.(a)                                    68,343           1,603,968
Straits Resources Ltd.                                    11,215              62,757
STW Communications Group Ltd.                             18,045              36,569
Suncorp-Metway Ltd.                                      136,372           1,602,150
Super Cheap Auto Group Ltd.                                5,284              15,194
Symbion Health Ltd.+                                     106,309             394,970
TABCORP Holdings Ltd.                                     83,385           1,077,071
Tatts Group Ltd.                                          82,364             261,647
Telstra Corp. Ltd.                                     1,772,971           7,121,210
Ten Network Holdings Ltd.(a)                             110,302             216,482
Timbercorp Ltd.                                           90,439             103,197
Toll Holdings Ltd.                                        22,162             202,710
Transfield Services Ltd.(a)                               29,165             292,590
Transpacific Industries Group                              3,805              30,566
Treasury Group Ltd.                                       14,816             134,572
United Group Ltd.                                         23,995             264,379
Washington H. Soul Pattinson & Co., Ltd.                  38,808             267,465
Wesfarmers Ltd.                                           89,996           3,285,292
Wesfarmers Ltd. Price Protected Shares                    22,091             811,873
West Australian Newspapers Holdings Ltd.(a)               35,538             356,201
Westpac Banking Corp.                                    239,853           5,200,060
WHK Group Ltd.                                           127,163             184,568
Woodside Petroleum Ltd.                                   58,015           2,886,266
Woolworths Ltd.                                           92,840           2,457,722
WorleyParsons Ltd.                                         7,451             227,651
Zinifex Ltd.                                             121,066           1,102,940
                                                                         -----------
Total Australia                                                           82,404,486
------------------------------------------------------------------------------------
Hong Kong - 29.9%
Aeon Stores Hong Kong Co Ltd.                              4,000               7,966
Allied Group Ltd.                                         22,000              82,682
Bank of East Asia Ltd.                                   129,416             647,674
Beijing Enterprises Holdings Ltd.                         24,004              91,601
BOC Hong Kong (Holdings) Ltd.                          1,031,891           2,484,647
Cathay Pacific Airways Ltd.(a)                           210,000             412,831
Cheung Kong (Holdings) Ltd.                              117,015           1,661,365
China Merchants Holdings (International) Co., Ltd.        66,009             313,386
China Mobile Ltd.                                        825,613          12,284,187
China Netcom Group Corp. Ltd.                            296,504             853,375
China Overseas Land & Investment Ltd.                    136,026             250,979
China Power International Development Ltd.*              257,000              82,553
China Resources Enterprise, Ltd.                          84,009             269,853
China Resources Power Holdings Co.                        86,017             169,097
China Travel International Investment Hong Kong
  Ltd.                                                   138,052              55,697
China Unicom Ltd.                                        304,047             639,906
Chong Hing Bank Ltd.                                      40,000              95,081
CITIC Pacific Ltd.                                       160,026             678,525
CLP Holdings Ltd.                                        271,031           2,230,486
CNOOC Ltd.                                             2,818,140           4,164,106
Cross-Harbour Holdings Ltd.                                4,000               3,896
Dah Sing Banking Group Ltd.                               64,004             108,718
Dah Sing Financial Holdings Ltd.                          20,000             131,186
Denway Motors Ltd.                                       400,052             169,626
First Shanghai Investments Ltd.                          167,945              33,231
Fubon Bank (Hong Kong) Ltd.                              196,000             144,806
Guangdong Investment Ltd.                                312,039             155,161
Guangzhou Investment Co., Ltd.                           160,022              33,103
Hang Seng Bank Ltd.                                      198,727           3,597,735
Hong Kong & China Gas Co., Ltd. (The)                    162,309             488,000
Hong Kong Aircraft Engineering Co., Ltd.                   7,999             131,966
Hong Kong Exchanges and Clearing Ltd.                     62,004           1,064,357
Hongkong & Shanghai Hotels Ltd. (The)                    108,506             178,175
HongKong Electric Holdings Ltd.                          190,025           1,200,040
Hopewell Holdings Ltd.                                    66,006             250,612
Hutchison Whampoa Ltd.                                   186,000           1,760,139
Industrial & Commercial Bank of China Ltd.                74,015             183,353
Miramar Hotel & Investment                                 6,000               8,727
MTR Corp.(a)                                             298,530           1,024,142
New World Development Ltd.                               160,022             387,778
Next Media Ltd.                                          316,000             123,430
PCCW Ltd.                                                727,054             457,745
Shanghai Industrial Holdings Ltd.                         45,006             170,012
Shaw Brothers (Hong Kong) Ltd.                            60,006             120,276
Shun TAK Holdings Ltd.                                    88,004             116,466
Sino Land Co. Ltd.                                       258,022             556,964
Sun Hung Kai Properties Ltd.                             122,000           1,903,005
Techtronic Industries Co.                                 30,500              30,175
Television Broadcasts Ltd.                                20,002             107,169
Tianjin Development Holdings Ltd.                         30,000              20,507
Vitasoy International Holdings Ltd.                      208,000              90,599
Wharf (Holdings) Ltd. (The)                              159,017             748,822
Wing Hang Bank Ltd.                                       20,002             304,032
Wing Lung Bank Ltd.                                       20,004             348,785
                                                                         -----------
Total Hong Kong                                                           43,628,735
------------------------------------------------------------------------------------
New Zealand - 2.7%
Air New Zealand Ltd.                                      89,124              90,389
Auckland International Airport Ltd.                      156,995             281,419
Blue Chip Financial Solutions Ltd.+                      119,726               9,836
Contact Energy Ltd.                                       46,103             289,607
Fisher & Paykel Appliances Holdings Ltd.                  44,408              82,047
Fisher & Paykel Healthcare Corp.                           5,968              13,748
Fletcher Building Ltd.                                    82,191             542,150
Freightways Ltd.                                          17,093              46,363
Hallenstein Glasson Holdings Ltd.                         12,233              36,066
Infratil Ltd.                                             32,720              54,793
Mainfreight Ltd.                                           8,458              39,566
New Zealand Refining Co., Ltd. (The)                      64,459             354,237
Nuplex Industries Ltd.                                    19,793              95,702
PGG Wrightson Ltd.                                        32,656              53,402
Port of Tauranga Ltd.                                     14,906              71,018
Property for Industry Ltd.                                 2,242               2,203
Ryman Healthcare Ltd.                                     96,769             130,096

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  61

Schedule of Investments (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund

March 31, 2008

======================================================================================
Investments                                                 Shares        U.S. $ Value
--------------------------------------------------------------------------------------
Sanford Ltd.                                               41,686         $    136,010
Sky City Entertainment Group Ltd.                          13,152               38,155
Telecom Corp. of New Zealand Ltd.                         445,652            1,310,390
Tourism Holdings Ltd.                                      18,338               25,230
TrustPower Ltd.                                             1,918               11,385
Turners & Growers                                           6,583               10,869
Vector Ltd.                                                84,962              114,891
Warehouse Group Ltd.                                        3,155               14,536
                                                                          ------------
Total New Zealand                                                            3,854,108
--------------------------------------------------------------------------------------
Singapore - 10.1%
Ascott Group Ltd. (The)+                                   43,314               54,058
Boustead Singapore Ltd.                                     3,000                4,310
Cerebos Pacific Ltd.                                       20,000               55,001
CH Offshore Ltd.                                           16,000                6,618
City Developments Ltd.                                     20,000              159,925
ComfortDelgro Corp., Ltd.                                 159,000              209,977
Cosco Corp. (Singapore) Ltd.                               42,000              112,455
Creative Technology Ltd.                                    1,950                8,688
DBS Group Holdings Ltd.                                   106,000            1,384,465
FJ Benjamin Holdings Ltd.                                  31,000                9,335
Fraser and Neave Ltd.                                      76,070              267,706
GMG Global Ltd.                                           214,000               22,516
Guocoland Ltd.(a)                                          40,000              115,807
Hong Leong Asia Ltd.                                       40,000               74,303
Hotel Plaza Ltd.                                           59,000               80,913
Hotel Properties Ltd.                                      30,000               59,210
Inter-Roller Engineering Ltd.                              21,000                7,467
Jardine Cycle & Carriage Ltd.                              18,250              258,756
Jaya Holdings Ltd.                                         80,000               85,912
Jurong Technologies Industrial Corp. Ltd.                  26,000                5,660
Keppel Corp. Ltd.                                          46,000              330,443
Keppel Land Ltd.                                           20,000               80,543
Keppel Telecommunications & Transportation Ltd.            40,000              115,807
MobileOne Ltd.                                            106,000              163,059
Oversea-Chinese Banking Corp. Ltd.                        176,000            1,034,430
Parkway Holdings Ltd.                                      60,000              139,317
Petra Foods Ltd.                                           59,720               55,900
Raffles Education Corp., Ltd.                              82,000               61,285
SBS Transit Ltd.                                           29,500               53,086
SembCorp Industries Ltd.                                   80,000              236,259
SembCorp Marine Ltd.                                      135,800              376,415
SIA Engineering Co., Ltd.                                  58,000              166,237
Singapore Airlines Ltd.                                    74,400              842,172
Singapore Airport Terminal Services Ltd.                   80,000              133,512
Singapore Exchange Ltd.                                    42,000              228,567
Singapore Petroleum Co., Ltd.                              42,000              206,015
Singapore Post Ltd.                                       191,000              159,380
Singapore Press Holdings Ltd.                             138,000              460,617
Singapore Reinsurance Corp., Ltd.                         701,000              172,942
Singapore Technologies Engineering Ltd.(a)                140,000              343,359
Singapore Telecommunications Ltd.(a)                    1,364,450            3,871,131
SMRT Corp. Ltd.                                           145,000              191,489
StarHub Ltd.                                              144,080              317,820
Straits Trading Co., Ltd.                                  22,000              107,115
Unisteel Technology Ltd.                                   44,250               42,062
United Engineers Ltd.                                      31,000               89,076
United Overseas Bank Ltd.                                 101,000            1,402,707
UOB-Kay Hian Holdings Ltd.                                 79,000              112,354
Venture Corp., Ltd.                                        19,000              145,311
WBL Corp., Ltd.                                            20,000               77,640
Wing Tai Holdings Ltd.                                     40,000               63,563
XP Power Ltd.                                               1,792                8,049
                                                                          ------------
Total Singapore                                                             14,770,744
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $151,027,001)                                                       144,658,073
======================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 7.1%
MONEY MARKET FUNDS(b) - 7.1%
UBS Enhanced Yield Portfolio, 3.09%                             5                    5
UBS Private Money Market Fund LLC, 3.17%               10,332,450           10,332,450
                                                                          ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITES LOANED
(Cost: $10,332,455)(c)                                                      10,332,455
======================================================================================
TOTAL INVESTMENTS IN SECURITIES - 106.2%
(Cost: $161,359,456)                                                       154,990,528
Liabilities in Excess of Foreign Currency and Other
Assets - (6.2)%                                                             (8,982,648)
                                                                          ------------
NET ASSETS - 100.0%                                                       $146,007,880
======================================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $9,796,266 and the total market value of the collateral held by the Fund was $10,332,455.

                       See Notes to Financial Statements.

62  WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

March 31, 2008

=============================================================================
Investments                                          Shares      U.S. $ Value
-----------------------------------------------------------------------------
COMMON STOCKS - 98.4%
Australia - 84.9%
ABB Grain Ltd.                                         24,080     $   193,437
Adelaide Brighton Ltd.                                 99,150         308,636
Alesco Corp., Ltd.                                     21,556         191,264
Amcor Ltd.                                            108,396         707,488
AMP Ltd.                                              214,756       1,538,914
APN/UKA European Retail Trust                          94,999          32,086
Austereo Group Ltd.                                    88,058         136,652
Australia & New Zealand Banking Group Ltd.            206,296       4,246,556
AWB Ltd.(a)                                            97,804         245,521
Bank of Queensland Ltd.                                17,823         267,637
BlueScope Steel Ltd.                                  101,313         912,813
Boral Ltd.                                             61,551         351,730
Cardno Ltd.                                             1,993           9,642
Coca-Cola Amatil Ltd.                                  91,798         712,281
Coffey International Ltd.                               6,045          11,699
Commander Communications Ltd.(a)                       49,793           5,909
Commonwealth Bank of Australia                        119,844       4,573,998
Crane Group Ltd.                                       16,691         233,117
CSR Ltd.                                              134,858         393,936
David Jones Ltd.                                       75,476         250,790
Equigold NL                                            25,604         108,215
Everest Babcock & Brown Ltd.                           51,815          23,650
FairFax Media Ltd.(a)                                 202,708         642,096
Foster's Group Ltd.                                   229,248       1,071,458
Funtastic Ltd.                                         17,441           6,289
Futuris Corp., Ltd.                                   136,646         236,377
Gloucester Coal Ltd.                                    5,131          45,527
Goodman Fielder Ltd.                                  177,629         291,868
GrainCorp Ltd.                                         18,480         203,277
Great Southern Plantations Ltd.                       114,042         175,414
GUD Holdings Ltd.                                      27,947         246,185
Gunns Ltd.                                             91,658         261,887
GWA International Ltd.(a)                              73,955         216,707
Hills Industries Ltd.                                  52,599         225,190
Iluka Resources Ltd.(a)                                61,410         260,670
Insurance Australia Group Ltd.(a)                     287,191         959,514
Invocare Ltd.                                          11,388          67,779
Just Group Ltd.                                        66,522         240,469
Lion Nathan Ltd.                                       81,528         651,200
MacArthur Coal Ltd.                                    47,513         567,309
Minara Resources Ltd.                                 106,000         587,346
Mortgage Choice Ltd.                                   30,374          41,313
National Australia Bank Ltd.                          146,081       4,020,505
Navitas Ltd.                                          126,758         210,594
Octaviar Ltd.+                                         85,869          77,602
Pacific Brands Ltd.                                   112,421         207,300
Peet & Co., Ltd.                                       46,689         111,238
Perilya Ltd.                                           28,899          27,699
Perpetual Ltd.                                          7,273         357,519
Photon Group Ltd.                                       2,582           8,721
Port Bouvard Ltd.                                     202,269         162,484
Primary Health Care Ltd.                               27,829         153,692
Ridley Corp., Ltd.                                     69,277          71,144
Salmat Ltd.                                            19,961          59,038
Sedgman Ltd.                                           80,989         161,169
Select Harvests Ltd.                                    4,065          23,934
Service Stream Ltd.                                    15,386          22,472
Sigma Pharmaceuticals Ltd.(a)                         134,741         153,748
Sims Group Ltd.(a)                                     19,910         539,793
Skilled Group Ltd.                                     12,709          42,809
Specialty Fashion Group Ltd.                           22,442          24,891
Spotless Group Ltd.                                    60,654         183,268
St.George Bank Ltd.(a)                                 66,567       1,562,286
STW Communications Group Ltd.                          55,565         112,604
Suncorp-Metway Ltd.                                   135,637       1,593,515
Sunland Group Ltd.                                     80,016         180,415
TABCORP Holdings Ltd.                                  89,970       1,162,126
Technology One Ltd.                                    23,907          15,713
Telstra Corp. Ltd.                                  1,331,600       5,348,426
Ten Network Holdings Ltd.                              66,163         129,853
Timbercorp Ltd.(a)                                    138,039         157,511
Treasury Group Ltd.                                     1,159          10,527
UXC Ltd.                                               17,267          17,181
Wattyl Ltd.                                            20,172          33,698
Wesfarmers Ltd.                                        73,110       2,668,872
West Australian Newspapers Holdings Ltd.(a)            37,578         376,648
Westpac Banking Corp.                                 222,723       4,828,678
Zinifex Ltd.                                          119,896       1,092,283
                                                                  -----------
Total Australia                                                    48,363,802
-----------------------------------------------------------------------------
Hong Kong - 6.7%
Hang Seng Bank Ltd.                                   193,220       3,498,037
Next Media Ltd.                                       730,000         285,140
Oriental Press Group Ltd.                               1,146             159
                                                                  -----------
Total Hong Kong                                                     3,783,336
-----------------------------------------------------------------------------
New Zealand - 5.1%
Fisher & Paykel Appliances Holdings Ltd.               87,832         162,276
Fisher & Paykel Healthcare Corp.                      104,175         239,974
Fletcher Building Ltd.                                 63,247         417,191
Freightways Ltd.                                       19,310          52,376
New Zealand Refining Co., Ltd. (The)                   62,814         345,197
Nuplex Industries Ltd.                                 11,812          57,113
PGG Wrightson Ltd.                                     27,565          45,077
Sky City Entertainment Group Ltd.                     100,236         290,792
Telecom Corp. of New Zealand Ltd.                     375,755       1,104,865
Vector Ltd.                                           143,545         194,111
                                                                  -----------
Total New Zealand                                                   2,908,972
-----------------------------------------------------------------------------
Singapore - 1.7%
Creative Technology Ltd.                                8,800          39,206
HTL International Holdings Ltd.                        41,000          11,603
Inter-Roller Engineering Ltd.                          31,000          11,022
Jaya Holdings Ltd.                                    206,000         221,224
Jurong Technologies Industrial Corp., Ltd.             50,000          10,884
MobileOne Ltd.                                        186,100         286,277
Robinson & Co., Ltd.                                    6,510          32,641
Singapore Food Industries Ltd                          39,000          21,083

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  63

Schedule of Investments (concluded)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

March 31, 2008

=================================================================================
Investments                                               Shares     U.S. $ Value
---------------------------------------------------------------------------------
SMRT Corp. Ltd.                                              436      $       576
StarHub Ltd.                                                 790            1,743
UOB-Kay Hian Holdings Ltd.                               231,000          328,527
                                                                      -----------
Total Singapore                                                           964,786
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $61,446,545)                                                    56,020,896
=================================================================================
RIGHTS* - 0.0%
Australia - 0.0%
Primary Health Care Ltd., expiring 4/13/08
(Cost: $0)                                                59,105            5,395
                                                                      -----------
TOTAL LONG-TERM INVESTMENTS
(Cost: $61,446,545)                                                    56,026,291
=================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 8.8%
MONEY MARKET FUNDS(b) - 8.8%
UBS Enhanced Yield Portfolio, 3.09%                            3                3
UBS Private Money Market Fund LLC, 3.17%               5,034,565        5,034,565
                                                                      -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $5,034,568)(c)                                                   5,034,568
=================================================================================
TOTAL INVESTMENTS IN SECURITIES - 107.2%
(Cost: $66,481,113)                                                    61,060,859
Liabilities in Excess of Foreign Currency and Other
Assets - (7.2)%                                                        (4,094,392)
                                                                      -----------
NET ASSETS - 100.0%                                                   $56,966,467
=================================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $4,774,998 and the total market value of the collateral held by the Fund was $5,034,568.

                       See Notes to Financial Statements.

64  WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree International LargeCap Dividend Fund

March 31, 2008

==============================================================================
Investments                                           Shares      U.S. $ Value
------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Australia - 7.0%
AMP Ltd.                                               40,706      $   291,694
Australia & New Zealand Banking Group Ltd.             59,994        1,234,963
BHP Billiton Ltd.                                      34,495        1,127,614
Commonwealth Bank of Australia                         39,762        1,517,567
Macquarie Group Ltd.(a)                                 5,687          274,209
National Australia Bank Ltd.                           46,558        1,281,389
QBE Insurance Group Ltd.                               14,328          290,492
Raiffeisen International Bank Holding AG                  336           45,974
Rio Tinto Ltd.                                          4,095          457,920
St.George Bank Ltd.                                    11,285          264,852
Suncorp-Metway Ltd.                                    29,559          347,270
Telstra Corp. Ltd.                                    367,396        1,475,661
Westpac Banking Corp.                                  52,210        1,131,923
Woodside Petroleum Ltd.                                 9,589          477,056
Woolworths Ltd.                                        21,650          573,133
                                                                   -----------
Total Australia                                                     10,791,717
------------------------------------------------------------------------------
Austria - 0.3%
Bank Austria Creditanstalt AG                           1,715          380,450
OMV AG                                                  1,797          119,194
                                                                   -----------
Total Austria                                                          499,644
------------------------------------------------------------------------------
Belgium - 1.6%
Belgacom S.A.                                          10,164          451,756
Dexia N.V.                                             29,016          829,890
Fortis N.V.                                            11,277          285,189
InBev N.V.                                              3,624          320,082
KBC Groep N.V.                                          5,065          659,235
                                                                   -----------
Total Belgium                                                        2,546,152
------------------------------------------------------------------------------
Denmark - 0.3%
Danske Bank A/S                                           423           15,662
Novo-Nordisk A/S Class B                                5,784          396,968
                                                                   -----------
Total Denmark                                                          412,630
------------------------------------------------------------------------------
Finland - 1.5%
Fortum Oyj                                             18,872          771,813
Nokia Oyj                                              45,382        1,441,077
Sampo Oyj Class A                                       3,611           98,129
                                                                   -----------
Total Finland                                                        2,311,019
------------------------------------------------------------------------------
France - 14.8%
Accor S.A.                                              3,328          243,947
Air France-KLM                                          3,938          111,321
AXA S.A.                                               52,897        1,926,974
BNP Paribas                                            23,922        2,421,789
Bouygues S.A.                                           4,369          278,577
Carrefour S.A.                                          7,885          610,590
Christian Dior S.A.                                     1,691          187,858
Cie de Saint-Gobain S.A.                                5,090          416,576
CNP Assurances S.A.                                     1,823          225,545
Credit Agricole S.A.                                   55,316        1,717,959
Electricite de France                                  10,058          878,310
Gaz de France                                          10,010          606,538
Groupe Danone                                           5,626          504,927
Hermes International                                      172           21,558
Lafarge S.A.                                            1,843          321,703
L'Air Liquide S.A.                                      2,943          450,338
L'Oreal S.A.                                            6,492          827,478
LVMH Moet Hennessy Louis Vuitton S.A.                   5,051          564,251
Peugeot S.A.                                            4,290          333,836
PPR S.A.                                                2,483          369,247
Renault S.A.                                            5,785          642,580
Sanofi-Aventis                                         12,666          953,722
Schneider Electric S.A.                                 4,065          527,920
Suez S.A.                                              27,847        1,834,275
TOTAL S.A.                                             51,200        3,816,305
Vallourec                                                 388           94,539
Veolia Environnement S.A.                               3,845          269,049
VINCI S.A.                                              7,598          551,285
Vivendi S.A.                                           28,785        1,128,879
                                                                   -----------
Total France                                                        22,837,876
------------------------------------------------------------------------------
Germany - 8.8%
Allianz SE                                              5,077        1,009,457
BASF AG                                                 7,462        1,008,698
Bayer AG                                                8,602          691,874
Bayer Schering Pharma AG                                2,027          335,995
Bayerische Motoren Werke AG                             3,819          211,738
Commerzbank AG                                          6,005          188,401
DaimlerChrysler AG                                     12,784        1,096,910
Deutsche Bank AG                                        7,229          821,303
Deutsche Boerse AG                                      1,941          313,805
Deutsche Post AG                                       18,995          582,407
Deutsche Telekom AG                                   116,654        1,950,105
E.ON AG                                                10,562        1,962,465
Muenchener Rueckversicherungs-Gesellshaft AG            3,301          647,967
RWE AG                                                  6,728          830,054
SAP AG                                                  4,300          214,491
Siemens AG                                              7,900          859,357
ThyssenKrupp AG                                         6,504          373,486
Volkswagen AG                                           1,676          487,694
                                                                   -----------
Total Germany                                                       13,586,207
------------------------------------------------------------------------------
Hong Kong - 4.5%
BOC Hong Kong (Holdings) Ltd.                         225,471          542,902
Cheung Kong (Holdings) Ltd.                            23,786          337,711
China Mobile Ltd.                                     190,419        2,833,219
China Netcom Group Corp.(Hong Kong) Ltd.                4,000           11,512
China Unicom Ltd.                                      96,110          202,276
CLP Holdings Ltd.                                      51,110          420,617
CNOOC Ltd.                                            540,529          798,690
Hang Seng Bank Ltd.                                    50,395          912,346
Hong Kong & China Gas Co., Ltd. (The)                     657            1,975
Hutchison Whampoa Ltd.                                 50,110          474,197
MTR Corp.                                                 110              377

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  65

WisdomTree International LargeCap Dividend Fund

March 31, 2008

=============================================================================
Investments                                          Shares      U.S. $ Value
-----------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                          27,442      $   428,051
                                                                  -----------
Total Hong Kong                                                     6,963,873
-----------------------------------------------------------------------------
Ireland - 0.5%
Allied Irish Banks PLC                                 6,866          146,874
Anglo Irish Bank Corp. PLC                             3,395           45,457
Bank of Ireland                                       36,344          539,896
                                                                  -----------
Total Ireland                                                         732,227
-----------------------------------------------------------------------------
Italy - 8.0%
Assicurazioni Generali SpA                            11,832          533,954
Atlantia SpA                                           3,624          109,967
Banca Intesa SpA                                     343,589        2,430,898
Banca Monte dei Paschi di Siena SpA(a)                56,865          252,746
Enel SpA                                             222,713        2,371,487
Eni SpA                                              101,727        3,481,736
Luxottica Group SpA(a)                                 2,353           59,543
Mediobanca SpA                                        26,619          547,907
Telecom Italia SpA                                   413,254          867,639
UniCredito Italiano SpA                              204,207        1,371,963
Unione di Banche Italiane SCPA                        14,362          369,351
                                                                  -----------
Total Italy                                                        12,397,191
-----------------------------------------------------------------------------
Japan - 6.2%
AEON Co., Ltd.                                        16,900          201,710
Asahi Glass Co., Ltd.                                  2,000           22,083
Astellas Pharma, Inc.                                  4,900          190,024
Bridgestone Corp.                                      8,900          151,739
Canon, Inc.                                            8,200          378,138
Daiichi Sankyo Co., Ltd.                               7,300          215,989
DENSO Corp.                                            7,700          249,098
Eisai Co., Ltd.                                        4,300          146,883
Fanuc Ltd.                                             2,300          219,059
Fuji Photo Film Co., Ltd.                              1,700           60,290
Fujitsu Ltd.                                          25,000          163,761
Hitachi Ltd.                                          25,000          148,440
Hoya Corp.                                             2,300           54,071
Japan Tobacco, Inc.                                       29          145,386
JFE Holdings, Inc.                                     3,600          159,863
Kansai Electric Power Co., Inc. (The)                  5,000          124,579
Kao Corp.                                              4,000          113,528
KDDI Corp.                                                56          342,633
Komatsu Ltd.                                           7,700          213,900
Matsushita Electric Industrial Co., Ltd.               2,000           43,402
Mitsubishi Corp.                                       8,100          244,949
Mitsubishi Electric Corp.                             23,000          199,186
Mitsubishi Estate Co., Ltd.                            3,220           78,288
Mitsubishi Heavy Industries Ltd.                      14,000           59,919
Mitsui & Co., Ltd.                                     7,000          142,061
Mitsui Fudosan Co., Ltd.                               1,220           24,257
Mitsui O.S.K. Lines Ltd.                               4,000           48,425
Mitsui Sumitomo Insurance Co., Ltd.                   26,000          263,043
Mizuho Financial Group, Inc.                              49          179,686
Nippon Steel Corp.                                    70,000          355,151
Nippon Telegraph & Telephone Corp.                       165          712,815
Nomura Holdings, Inc.                                 25,700          384,719
NTT DoCoMo, Inc.                                           6            9,102
Ricoh Co., Ltd.                                        5,000           82,283
Seven & I Holdings Co., Ltd.                          12,500          313,960
SOFTBANK CORP.                                         9,400          170,652
Sony Corp.                                             1,800           71,794
Sumitomo Corp.                                        10,000          131,913
Sumitomo Metal Industries Ltd.                        45,000          170,895
Sumitomo Mitsui Financial Group, Inc.                      1            6,591
Suzuki Motor Corp.                                     2,600           65,695
Takeda Pharmaceutical Co., Ltd.                        9,900          496,318
Tokyo Electric Power Co., Inc. (The)                   7,600          203,486
Toshiba Corp.                                         25,000          167,278
Toyota Motor Corp.                                    32,200        1,607,816
Yahoo Japan Corp.                                        252          131,146
                                                                  -----------
Total Japan                                                         9,666,004
-----------------------------------------------------------------------------
Netherlands - 4.8%
ABN AMRO Holding N.V.                                 22,513        1,360,924
AEGON N.V.                                            38,045          561,849
Akzo Nobel N.V.                                        3,774          303,908
European Aeronautic Defence & Space Co. EADS
  N.V.(a)                                              8,530          202,878
Heineken N.V.                                          1,215           70,829
ING Groep N.V.                                        44,843        1,685,448
Koninklijke Philips Electronics N.V.                  11,225          430,969
Reed Elsevier N.V.                                     5,836          111,709
Royal KPN N.V.                                        50,677          859,213
TNT N.V.                                               4,867          181,463
Unilever N.V.                                         19,404          651,521
Unilever N.V. CVA                                     28,191          950,132
                                                                  -----------
Total Netherlands                                                   7,370,843
-----------------------------------------------------------------------------
Norway - 1.1%
DnB NOR ASA                                           33,957          516,530
Norsk Hydro ASA                                       15,026          219,399
Statoil ASA                                           32,795          984,802
                                                                  -----------
Total Norway                                                        1,720,731
-----------------------------------------------------------------------------
Portugal - 0.2%
Banco Comercial Portugues, S.A. Class R(a)            16,245           53,026
EDP - Energias de Portugal, S.A.                       2,977           18,114
Portugal Telecom, SGPS, S.A.                          26,901          313,727
                                                                  -----------
Total Portugal                                                        384,867
-----------------------------------------------------------------------------
Singapore - 1.2%
DBS Group Holdings Ltd.                               27,000          352,647
Oversea-Chinese Banking Corp. Ltd.                    78,000          458,441
Singapore Telecommunications Ltd.                    225,500          639,774
United Overseas Bank Ltd.                             26,000          361,093
                                                                  -----------
Total Singapore                                                     1,811,955
-----------------------------------------------------------------------------
Spain - 8.5%
Abertis Infraestructuras S.A.                          6,753          220,858

                       See Notes to Financial Statements.

66  WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund

March 31, 2008

======================================================================================
Investments                                                 Shares        U.S. $ Value
--------------------------------------------------------------------------------------
ACS, Actividades Construccion y Servicios, S.A.                2,313      $    132,199
Banco Bilbao Vizcaya Argentaria, Chile, S.A.                  62,516         1,381,883
Banco de Sabadell S.A.(a)                                     25,030           275,646
Banco Espanol de Credito, S.A.(a)                             25,736           490,175
Banco Popular Espanol, S.A.(a)                                19,744           359,782
Banco Santander Central Hispano, S.A.                        157,918         3,157,890
Cia Espanola De Petroleos, S.A.(a)                             2,904           322,798
Endesa S.A.                                                   19,463         1,024,508
Gas Natural SDG, S.A.                                          6,778           420,796
IBERDROLA, S.A.                                               81,764         1,272,271
Inditex S.A.                                                   2,759           153,843
Repsol YPF, S.A.                                              15,402           533,499
Telefonica, S.A.                                             107,809         3,109,084
Union Fenosa, S.A.                                             5,080           342,668
                                                                          ------------
Total Spain                                                                 13,197,900
--------------------------------------------------------------------------------------
Sweden - 2.5%
AB Volvo Class B                                              30,750           466,699
Atlas Copco AB Class A                                        29,620           506,991
H&M Hennes & Mauritz AB Class B                               12,521           770,692
Nordea Bank AB                                                50,110           813,766
Sandvik AB                                                    10,200           177,598
Skandinaviska Enskilda Banken AB                               7,499           196,645
Svenska Handelsbanken AB Class A                              13,221           385,709
TeliaSonera AB                                                62,631           503,798
                                                                          ------------
Total Sweden                                                                 3,821,898
--------------------------------------------------------------------------------------
Switzerland - 4.0%
Adecco S.A.                                                    1,147            66,509
Credit Suisse Group                                           17,040           870,908
Holcim Ltd.                                                      106            11,178
Julius Baer Holdings AG                                          560            41,446
Nestle S.A.                                                    3,894         1,953,792
Novartis AG                                                   25,966         1,336,302
Roche Holding AG                                               4,511           852,440
Swiss Reinsurance Co.                                          5,022           440,482
Swisscom AG                                                      617           212,258
Zurich Financial Services AG                                   1,473           465,781
                                                                          ------------
Total Switzerland                                                            6,251,096
--------------------------------------------------------------------------------------
United Kingdom - 23.6%
Anglo American PLC                                            15,810           951,469
AstraZeneca PLC                                               29,697         1,111,989
Aviva PLC                                                      5,762            70,716
BAE SYSTEMS PLC                                               43,394           418,506
Barclays PLC                                                 146,448         1,318,525
BG Group PLC                                                   2,097            48,638
BHP Billiton PLC                                              18,518           550,227
BP PLC                                                       334,224         3,401,061
British American Tobacco PLC                                  37,074         1,393,374
British Sky Broadcasting PLC                                  19,045           210,646
BT Group PLC                                                 210,150           907,394
Cadbury Schweppes PLC                                         23,924           263,183
Centrica PLC                                                  65,623           388,994
Compass Group PLC                                             43,128           276,223
Diageo PLC                                                    51,106         1,031,983
GlaxoSmithKline PLC                                           95,785         2,029,371
HSBC Holdings PLC                                            268,660         4,431,878
Imperial Tobacco Group PLC                                     9,118           420,068
Legal & General Group PLC                                    110,868           278,522
Lloyds TSB Group PLC                                         199,689         1,789,936
Man Group PLC                                                 21,077           232,283
National Grid PLC                                             63,044           866,449
Old Mutual PLC                                               210,567           462,444
Pearson PLC                                                   20,017           271,126
Prudential PLC                                                33,962           449,209
Reed Elsevier PLC                                             16,091           204,997
Rio Tinto PLC                                                  7,614           791,900
Royal Bank of Scotland Group (The) PLC                       233,621         1,565,924
Royal Dutch Shell PLC Class A                                 70,164         2,422,261
Royal Dutch Shell PLC Class B                                 46,655         1,572,646
SABMiller PLC                                                 15,750           345,586
Scottish & Southern Energy PLC                                12,023           335,496
Shire PLC                                                      1,145            22,154
Standard Chartered PLC                                        17,756           607,694
Tesco PLC                                                     97,201           732,178
Unilever PLC                                                  25,207           851,180
Vodafone Group PLC                                         1,015,996         3,047,111
WPP Group PLC                                                 14,998           179,149
Xstrata PLC                                                    2,854           200,063
                                                                          ------------
Total United Kingdom                                                        36,452,553
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $153,299,168)                                                       153,756,383
======================================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $26,059)                                               26,059            26,059
======================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.7%
MONEY MARKET FUNDS(c) - 1.7%
UBS Enhanced Yield Portfolio, 3.09%                                1                 1
UBS Private Money Market Fund LLC, 3.17%                   2,531,469         2,531,469
                                                                          ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $2,531,470)(d)                                                        2,531,470
======================================================================================
TOTAL INVESTMENTS IN SECURITIES - 101.1%
(Cost: $155,856,697)                                                       156,313,912
Liabilities in Excess of Foreign Currency and Other
Assets - (1.1)%                                                             (1,655,532)
                                                                          ------------
NET ASSETS - 100.0%                                                       $154,658,380
======================================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $1,673,618 and the total market value of the collateral held by the Fund was $2,531,470.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  67

Schedule of Investments

WisdomTree International Dividend Top 100(SM) Fund

March 31, 2008

==============================================================================
Investments                                           Shares      U.S. $ Value
------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Australia - 15.9%
AMP Ltd.                                           692,327          $4,961,128
Australia & New Zealand Banking Group Ltd.         255,650           5,262,497
Commonwealth Bank of Australia                     153,040           5,840,965
Macquarie Group Ltd.(a)                             59,550           2,871,307
National Australia Bank Ltd.                       146,046           4,019,541
QBE Insurance Group Ltd.                           161,867           3,281,757
St.George Bank Ltd.                                224,093           5,259,323
Suncorp-Metway Ltd.                                409,596           4,812,090
Telstra Corp. Ltd.                               2,153,309           8,648,853
Westpac Banking Corp.                              289,251           6,271,017
Woodside Petroleum Ltd.                            127,140           6,325,258
Woolworths Ltd.                                    172,592           4,568,969
                                                                    ----------
Total Australia                                                     62,122,705
------------------------------------------------------------------------------
Belgium - 3.7%
Belgacom S.A.                                      136,238           6,055,319
Dexia N.V.                                         145,752           4,168,672
Fortis N.V.                                         81,705           2,066,272
KBC Groep N.V.                                      15,505           2,018,052
                                                                    ----------
Total Belgium                                                       14,308,315
------------------------------------------------------------------------------
Denmark - 1.0%
Danske Bank A/S                                    102,189           3,783,572
------------------------------------------------------------------------------
Finland - 2.3%
Fortum Oyj                                          98,224           4,017,090
Sampo Oyj Class A                                  188,320           5,117,602
                                                                    ----------
Total Finland                                                        9,134,692
------------------------------------------------------------------------------
France - 12.6%
AXA S.A.                                           101,058           3,681,422
BNP Paribas                                         46,464           4,703,871
Credit Agricole S.A.                               154,987           4,813,459
Gaz de France S.A.                                  85,998           5,210,893
L'Air Liquide S.A.                                  16,868           2,581,141
Natixis                                            169,468           2,736,326
Peugeot S.A.                                        67,702           5,268,384
Schneider Electric S.A.                             35,190           4,570,115
Suez S.A.                                           70,189           4,623,331
TOTAL S.A.                                          58,939           4,393,150
VINCI S.A.                                          10,092             732,241
Vivendi S.A.                                       154,138           6,044,924
                                                                    ----------
Total France                                                        49,359,257
------------------------------------------------------------------------------
Germany - 7.2%
BASF AG                                             31,198           4,217,282
Bayer Schering Pharma AG                            28,982           4,804,050
Deutsche Bank AG                                    12,532           1,423,789
Deutsche Post AG                                    78,456           2,405,543
Deutsche Telekom AG                                330,546           5,525,738
Muenchener Rueckversicherungs-Gesellshaft AG        23,140           4,542,244
RWE AG                                              42,517           5,245,453
                                                                    ----------
Total Germany                                                       28,164,099
------------------------------------------------------------------------------
Hong Kong - 5.5%
BOC Hong Kong (Holdings) Ltd.                    2,205,132           5,309,645
CLP Holdings Ltd.                                  682,553           5,617,161
CNOOC Ltd.                                       3,301,000           4,877,583
Hang Seng Bank Ltd.                                305,316           5,527,413
                                                                    ----------
Total Hong Kong                                                     21,331,802
------------------------------------------------------------------------------
Ireland - 1.2%
Allied Irish Banks PLC                             157,112           3,360,850
Bank of Ireland                                     82,812           1,230,185
                                                                    ----------
Total Ireland                                                        4,591,035
------------------------------------------------------------------------------
Italy - 9.1%
Banca Intesa SpA                                 1,181,509           8,359,196
Banca Monte dei Paschi di Siena SpA(a)             714,803           3,177,058
Enel SpA                                           670,100           7,135,342
Eni SpA                                            157,331           5,384,855
Mediobanca SpA(a)                                  205,820           4,236,456
Telecom Italia SpA                               2,405,033           5,049,436
UniCredito Italiano SpA                             46,316             311,174
Unione di Banche Italiane SCPA                      80,689           2,075,099
                                                                    ----------
Total Italy                                                         35,728,616
------------------------------------------------------------------------------
Netherlands - 4.5%
ABN AMRO Holding N.V.                               51,142           3,091,564
AEGON N.V.                                         208,242           3,075,319
ING Groep N.V.                                     121,199           4,555,328
Royal KPN N.V.                                     269,891           4,575,917
Unilever N.V.                                       67,788           2,276,092
                                                                    ----------
Total Netherlands                                                   17,574,220
------------------------------------------------------------------------------
Norway - 1.6%
DnB NOR ASA                                        413,916           6,296,199
------------------------------------------------------------------------------
Portugal - 1.1%
Portugal Telecom, SGPS, S.A.                       370,068           4,315,840
------------------------------------------------------------------------------
Singapore - 2.1%
DBS Group Holdings Ltd.                            230,000           3,004,027
Singapore Telecommunications Ltd.                1,853,500           5,258,633
                                                                    ----------
Total Singapore                                                      8,262,660
------------------------------------------------------------------------------
Spain - 4.1%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.       149,849           3,312,333
Banco Santander Central Hispano, S.A.              198,323           3,965,869
Endesa S.A.                                         71,156           3,745,563
Telefonica, S.A.                                   173,423           5,001,313
                                                                    ----------
Total Spain                                                         16,025,078
------------------------------------------------------------------------------
Sweden - 4.8%
AB Volvo Class B(a)                                186,224           2,826,358
Nordea Bank AB(a)                                  283,011           4,595,985
Svenska Handelsbanken AB Class A                   154,884           4,518,576
Swedbank AB Class A                                112,810           3,167,458
TeliaSonera AB(a)                                  428,689           3,448,337
                                                                    ----------
Total Sweden                                                        18,556,714
------------------------------------------------------------------------------
Switzerland - 2.5%
Swiss Reinsurance Co.                                5,742             503,633

                       See Notes to Financial Statements.

68  WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree International Dividend Top 100(SM) Fund

March 31, 2008

==============================================================================
Investments                                           Shares      U.S. $ Value
------------------------------------------------------------------------------
Swisscom AG                                            12,227     $  4,206,296
Zurich Financial Services AG                           15,790        4,992,996
                                                                  ------------
Total Switzerland                                                    9,702,925
------------------------------------------------------------------------------
United Kingdom - 20.1%
Aviva PLC                                             257,994        3,166,310
Barclays PLC                                          391,514        3,524,945
BP PLC                                                306,743        3,121,415
British American Tobacco PLC                          122,324        4,597,376
BT Group PLC                                          788,709        3,405,520
Centrica PLC                                          485,761        2,879,453
Compass Group PLC                                     479,731        3,072,540
Diageo PLC                                            163,957        3,310,781
GlaxoSmithKline PLC                                   232,523        4,926,402
HSBC Holdings PLC                                     299,425        4,939,386
Imperial Tobacco Group PLC                             86,581        3,988,806
Legal & General Group PLC                           1,446,750        3,634,523
Lloyds TSB Group PLC                                  725,621        6,504,190
National Grid PLC                                     191,957        2,638,171
Old Mutual PLC                                      1,448,165        3,180,440
Pearson PLC                                           149,140        2,020,072
Royal Bank of Scotland Group (The) PLC                512,741        3,436,820
Royal Dutch Shell PLC Class A                         119,803        4,135,941
Scottish & Southern Energy PLC                        138,301        3,859,218
Unilever PLC                                          124,817        4,214,771
Vodafone Group PLC                                  1,320,785        3,961,213
                                                                  ------------
Total United Kingdom                                                78,518,293
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $409,165,961)                                               387,776,022
==============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 4.7%
MONEY MARKET FUNDS(b) - 4.7%
AIM Prime Portfolio, 2.73%                                363              363
UBS Enhanced Yield Portfolio, 3.09%                         4                4
UBS Private Money Market Fund LLC, 3.17%           18,444,640       18,444,640
                                                                  ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $18,445,007)(c)                                              18,445,007
==============================================================================
TOTAL INVESTMENTS IN SECURITIES - 104.0%
(Cost: $427,610,968)                                               406,221,029
Liabilities in Excess of Other Assets - (4.0)%                     (15,735,960)
                                                                  ------------
NET ASSETS - 100.0%                                               $390,485,069
==============================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $17,535,855 and the total market value of the collateral held by the Fund was $18,445,007.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  69

Schedule of Investments

WisdomTree International MidCap Dividend Fund

March 31, 2008

=======================================================================
Investments                                    Shares      U.S. $ Value
-----------------------------------------------------------------------
COMMON STOCKS - 99.3%
Australia - 13.7%
AGL Energy Ltd.                                  4,590      $    46,257
Alumina Ltd.                                   114,501          595,777
Amcor Ltd.                                     119,249          778,324
Aristocrat Leisure Ltd.                         50,682          444,145
Australian Stock Exchange Ltd.                  23,941          817,360
AXA Asia Pacific Holdings Ltd.                 114,224          573,482
Babcock & Brown Ltd.                             7,437           99,932
Billabong International Ltd.                    20,880          247,784
BlueScope Steel Ltd.                           200,995        1,810,931
Boral Ltd.                                     119,979          685,613
Caltex Australia Ltd.                           38,370          455,689
Coca-Cola Amatil Ltd.                          120,807          937,369
Computershare Ltd.                              81,935          654,451
Consolidated Media Holdings Ltd.                30,959          105,413
CSL Ltd.                                        30,882        1,040,517
Energy Resources of Australia Ltd.               2,481           44,616
FairFax Media Ltd.                             177,226          561,379
Foster's Group Ltd.                            301,766        1,410,392
Goodman Fielder Ltd.                            78,067          128,274
Harvey Norman Holdings Ltd.                    167,848          599,091
Incitec Pivot Ltd.(a)                            2,889          372,244
Insurance Australia Group Ltd.(a)              394,166        1,316,920
Leighton Holdings Ltd.(a)                       22,834          892,124
Lend Lease Corp. Ltd.                           70,921          857,807
Lion Nathan Ltd.                                87,477          698,717
Metcash Ltd.                                    38,889          144,839
Minara Resources Ltd.                          124,106          687,671
Newcrest Mining Ltd.                            15,952          485,927
OneSteel Ltd.                                   33,892          197,696
Orica Ltd.                                      30,950          823,002
Origin Energy Ltd.                              98,025          819,656
Oxiana Ltd.(a)                                 104,667          303,834
Perpetual Ltd.                                   5,145          252,913
Qantas Airways Ltd.                            332,776        1,193,833
Santos Ltd.                                     70,367          931,401
Sims Group Ltd.                                 13,525          366,685
Sonic Healthcare Ltd.                           22,788          286,028
TABCORP Holdings Ltd.                          102,031        1,317,916
Tatts Group Ltd.                               119,587          379,894
Toll Holdings Ltd.                              35,978          329,082
Transpacific Industries Group                    4,962           39,860
Wesfarmers Ltd.                                 97,603        3,562,985
WorleyParsons Ltd.                              10,217          312,161
Zinifex Ltd.                                   162,230        1,477,955
                                                            -----------
Total Australia                                              30,087,946
-----------------------------------------------------------------------
Austria - 0.8%
Andritz AG                                         930           51,238
BOEHLER-UDDEHOLM AG                              3,353          371,910
EVN AG                                             186           23,723
Verbund - Oesterreichische
  Elektrizitatswirtschafts AG Class A            5,824          416,109
voestalpine AG                                   5,767          402,076
Wiener Staedtische AG                            3,102          238,538
Wienerberger AG                                  5,978          319,127
                                                            -----------
Total Austria                                                 1,822,721
-----------------------------------------------------------------------
Belgium - 2.1%
Bekaert S.A.                                     1,261          184,167
Compagnie Maritime Belge S.A.                    5,907          398,921
Delhaize Group                                   8,835          697,735
Groep Colruyt S.A.                               1,849          477,563
KBC Ancora                                       6,278          648,199
Mobistar S.A.                                    7,996          727,262
Solvay S.A.                                      6,928          887,223
UCB S.A.                                         9,255          322,704
Umicore                                          5,250          274,191
                                                            -----------
Total Belgium                                                 4,617,965
-----------------------------------------------------------------------
Denmark - 1.6%
A/S Dampskibsselskabat Torm                        500           14,874
Carlsberg A/S Class B                            1,650          211,761
Coloplast A/S Class B                            1,500          137,530
D/S Norden                                       2,025          225,896
Danisco A/S                                      3,850          282,231
FLSmidth & Co. A/S                                 273           27,119
H. Lundbeck A/S                                 10,600          265,774
Novozymes A/S Class B                            1,650          154,964
Sydbank A/S                                      3,250          118,606
TrygVesta A/S(a)                                15,550        1,371,208
Wacker Chemie AG                                 3,718          764,580
                                                            -----------
Total Denmark                                                 3,574,543
-----------------------------------------------------------------------
Finland - 4.0%
Cargotec Corp. Class B                             540           26,602
Elisa Oyj(a)                                    14,722          369,045
Kemira Oyj                                       4,497           69,120
Kesko Oyj Class B(a)                             2,980          154,644
Kone Oyj Class B                                 8,068          332,260
Metso Oyj                                       15,840          858,395
Neste Oil Oyj                                   33,050        1,159,459
Nokian Renkaat Oyj                               4,205          179,902
Outokumpu Oyj                                   17,157          783,232
Pohjola Bank PLC Class A(a)                     26,177          494,842
Ramirent Oyj                                     5,387          102,346
Rautaruukki Oyj                                 21,995        1,065,431
Sanoma-WSOY Oyj(a)                              18,574          516,816
Stora Enso Oyj Class R(a)                       69,040          799,695
UPM-Kymmene Oyj(a)                              48,155          858,420
Uponor Oyj(a)                                    8,652          204,272
Wartsila Oyj Class B*(a)                         6,911          468,148
YIT Oyj*                                         9,550          271,930
                                                            -----------
Total Finland                                                 8,714,559
-----------------------------------------------------------------------

                       See Notes to Financial Statements.

70  WisdomTree International Dividend Funds

WisdomTree International MidCap Dividend Fund

March 31, 2008

====================================================================================
Investments                                                 Shares      U.S. $ Value
------------------------------------------------------------------------------------
France - 9.1%
Capgemini S.A.                                                6,145      $   351,216
Casino Guichard Perrachon S.A.                               12,750        1,534,217
Cie Generale d'Optique Essilor International S.A.             8,270          542,384
Ciments Francais                                              2,055          343,339
Clarins                                                       4,842          329,529
EIFFAGE                                                       5,285          515,860
Etablissements Maurel et Prom(a)                             13,959          287,544
Euler Hermes S.A.                                             3,108          334,491
Fimalac                                                         355           21,325
Iliad S.A.                                                      337           33,658
Imerys S.A.                                                   5,470          503,494
Ipsen                                                         9,512          541,998
JC Decaux S.A.                                                1,899           56,029
Klepierre                                                    19,138        1,178,736
Lagardere SCA                                                 6,702          502,947
Legrand S.A.                                                 20,569          647,615
M6, Metropole Television                                     34,964          781,171
Neopost S.A.                                                  3,838          432,334
Nexans S.A.                                                      77            9,114
Nexity                                                        2,348          101,273
PagesJaunes Groupe(a)                                        80,502        1,438,870
Publicis Groupe S.A.                                         18,329          702,846
Rallye S.A.                                                   2,363          150,109
Remy Cointreau S.A.                                           5,577          376,458
Safran S.A.                                                  12,124          249,168
SCOR SE                                                      16,255          389,444
Societe BIC S.A.                                              8,411          520,578
Societe Des Autoroutes Paris-Rhin-Rhone                      19,900        2,415,393
Societe Immobiliere de Location pour
  l'Industrie et le Commerce                                  1,370          208,552
Societe Television Francaise 1                               24,790          547,184
Sodexho Alliance S.A.                                        17,653        1,089,231
Technip S.A.                                                  7,698          601,721
Thales S.A.                                                  14,636          951,082
Thomson                                                      35,818          249,724
Valeo S.A.                                                   11,819          470,442
Wendel Investissement                                         2,861          360,496
Zodiac SA                                                     5,561          273,779
                                                                         -----------
Total France                                                              20,043,351
------------------------------------------------------------------------------------
Germany - 3.9%
ALTANA AG                                                    20,362          431,055
AMB Generali Holding AG                                       2,683          459,486
Bilfinger Berger AG                                           1,267          109,537
Celesio AG                                                    7,625          378,898
Deutsche Lufthansa AG(a)                                     54,929        1,490,956
Fielmann AG                                                     154            9,502
Fraport AG Frankfurt Airport Services Worldwide               5,005          362,590
Fresenius AG                                                  3,061          261,432
Hannover Rueckversicheru AG                                  15,851          829,354
Heidelberger Druckmaschinen AG                                3,874          104,417
Henkel KGaA                                                  10,060          428,483
Hochtief AG                                                   3,213          295,287
Hypo Real Estate Holding AG                                  16,756          437,025
K+S AG                                                        2,861          939,819
Merck KGaA(a)                                                 1,743          215,619
MTU Aero Engines Holding AG                                     234            9,918
Rheinmetall AG                                                2,440          172,824
Salzgitter AG                                                 2,090          364,917
Solarworld AG                                                   273           13,051
Stada Arzneimittel AG                                         3,601          262,531
Sudzucker AG                                                 32,274          718,514
United Internet AG                                           12,135          262,085
Wincor Nixdorf AG                                               501           40,249
                                                                         -----------
Total Germany                                                              8,597,549
------------------------------------------------------------------------------------
Hong Kong - 6.4%
Bank of East Asia Ltd.                                      182,567          913,673
Cathay Pacific Airways Ltd.(a)                              456,000          896,433
China Merchants Holdings (International) Co., Ltd.          130,321          618,714
China Overseas Land & Investment Ltd.                       200,636          370,190
China Resources Enterprise, Ltd.                            130,162          418,105
China Resources Power Holdings Co., Ltd.                     82,321          161,832
CITIC International Financial Holdings Ltd.                 246,000          125,800
CITIC Pacific Ltd.                                          278,562        1,181,128
Denway Motors Ltd.                                          367,129          155,666
Guangdong Investment Ltd.                                   228,808          113,774
Henderson Investment Ltd.                                    70,348            8,587
Hong Kong & China Gas Co., Ltd. (The)                       246,000          739,626
Hong Kong Exchanges and Clearing Ltd.                        83,162        1,427,554
HongKong Electric Holdings Ltd.                             350,020        2,210,435
Hopewell Holdings Ltd.                                      110,162          418,264
MTR Corp.                                                   270,500          927,983
New World Development Co., Ltd.                             210,542          510,202
PCCW Ltd.                                                   562,202          353,956
Shanghai Industrial Holdings Ltd.                            33,000          124,659
Sino Land Co. Ltd.                                          371,820          802,608
Television Broadcasts Ltd.                                   35,084          187,978
Wharf (Holdings) Ltd. (The)                                 172,218          810,987
Wing Hang Bank Ltd.                                          31,037          471,765
                                                                         -----------
Total Hong Kong                                                           13,949,919
------------------------------------------------------------------------------------
Ireland - 0.6%
C&C Group PLC                                                23,355          145,808
IAWS Group PLC                                                2,791           65,851
Independent News & Media PLC                                 87,867          292,034
Irish Life & Permanent PLC                                   33,866          655,754
Kerry Group PLC Class A                                       3,699          116,346
Kingspan Group PLC                                            3,454           46,794
                                                                         -----------
Total Ireland                                                              1,322,587
------------------------------------------------------------------------------------
Italy - 7.7%
ACEA SpA                                                     22,420          440,518
AEM SpA(a)                                                  255,407          941,951
Alleanza Assicurazioni SpA                                  130,391        1,709,706
Autogrill SpA                                                19,845          297,316
Banca Carige SpA(a)                                         118,271          467,110

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  71

WisdomTree International MidCap Dividend Fund

March 31, 2008

==================================================================================
Investments                                               Shares      U.S. $ Value
----------------------------------------------------------------------------------
Banca CR Firenze SpA                                       65,355      $   697,983
Banca Popolare di Milano S.c.a.r.l.                        33,948          374,125
Banca Popolare di Sondrio S.c.a.r.l.(a)                    22,308          327,677
Banco Popolare S.c.r.l.*                                   34,796          578,377
Benetton Group SpA                                         33,379          476,016
Bulgari SpA(a)                                             28,163          326,660
CIR-Compagnie Industriali Riunite SpA                     107,314          288,225
Credito Emiliano SpA                                       17,367          231,434
ERG SpA(a)                                                  8,057          181,670
Finmeccanica SpA                                           16,312          556,748
Fondiaria-Sai SpA                                          10,614          441,315
Geox SpA(a)                                                27,773          430,835
Hera SpA                                                   93,885          380,096
Ifil Investments SpA                                       54,948          444,917
Indesit Co. SpA                                             2,730           35,731
Italcementi SpA                                            13,231          268,983
Mediaset SpA                                              161,762        1,502,035
Mediolanum SpA(a)                                          45,297          278,488
Milano Assicurazioni SpA                                   73,180          493,109
Pirelli & C Real Estate SpA                                 5,038          189,037
RCS MediaGroup SpA(a)                                      64,630          249,367
Snam Rete Gas SpA                                         303,429        1,936,416
Societa Cattolica di Assicurazioni S.c.a.r.l.(a)           10,787          529,356
Terna SpA                                                 284,019        1,216,239
Unipol SpA                                                169,164          527,520
                                                                       -----------
Total Italy                                                             16,818,960
----------------------------------------------------------------------------------
Japan - 15.2%
Advantest Corp.                                             1,500           38,956
Aioi Insurance Co., Ltd.                                   49,000          271,251
Aisin Seiki Co., Ltd.                                      17,500          654,041
Ajinomoto Co., Inc.                                        35,000          355,151
All Nippon Airways Co., Ltd.(a)                           140,000          617,471
Asahi Breweries Ltd.                                       38,500          794,871
Asahi Kasei Corp.                                         105,000          548,551
Bank of Yokohama Ltd. (The)                                38,000          258,462
Casio Computer Co., Ltd.                                    5,700           83,552
Chiba Bank Ltd. (The)                                      69,000          469,312
Chugai Pharmaceutical Co., Ltd.                             4,000           45,291
Chugoku Bank Ltd. (The)                                     5,000           71,784
Chugoku Electric Power Co., Inc. (The)                     28,000          624,504
Cosmo Oil Co., Ltd.                                        68,000          213,834
CSK Holdings Corp.                                          1,900           43,904
Dai Nippon Printing Co., Ltd.                              15,000          239,011
Daido Steel Co., Ltd.                                      26,000          134,526
Daikin Industries Ltd.                                     17,300          745,637
Dainippon Sumitomo Pharma Co., Ltd.                         6,000           54,915
Daito Trust Construction Co., Ltd.                          2,100          108,444
Daiwa House Industry Co., Ltd.                             35,000          347,064
Dowa Mining Co., Ltd                                        4,000           23,750
Electric Power Development Co.                             14,000          504,948
Fast Retailing Co., Ltd.                                   11,000          971,417
Fuji Heavy Industries Ltd.                                 85,000          356,106
Gunma Bank Ltd. (The)                                      19,000          136,103
Hankyu Hanshin Holdings, Inc.                             102,000          441,674
Hino Motors Ltd.                                           81,000          535,470
Hitachi Chemical Co., Ltd.                                  3,800           71,545
Hokkaido Electric Power Co., Inc.                          22,900          532,612
Hokuriku Electric Power Co.                                26,000          613,854
IBIDEN Co., Ltd.                                           10,300          405,646
Iyo Bank Ltd. (The)                                        14,000          149,656
JGC Corp.                                                   1,000           15,291
JS Group Corp.                                             28,000          421,118
Kajima Corp.                                                8,000           22,665
Kaneka Corp.                                               53,000          331,733
Keio Corp.                                                 18,000          100,367
Kobe Steel Ltd.                                           311,000          887,366
Konami Corp.                                                2,000           75,350
Kubota Corp.                                               33,000          205,224
Kyushu Electric Power Co., Inc.                             9,900          242,191
Lawson, Inc.                                                6,900          305,712
Marubeni Corp.                                            105,000          765,861
Marui Co., Ltd.                                            15,500          165,223
Matsushita Electric Works Ltd.                             35,000          360,426
Mitsubishi Gas Chemical Co., Inc.                          12,000           85,477
Mitsubishi Rayon Co., Ltd.                                 14,000           44,869
Mitsui Mining & Smelting Co., Ltd.                         26,000           81,499
Mizuho Investors Securities Co., Ltd.                      36,000           42,317
NEC Corp.                                                  24,000           91,626
NGK Spark Plug Co., Ltd.                                    3,000           39,062
Nikon Corp.                                                21,000          560,155
Nippon Electric Glass Co., Ltd.                            39,500          611,539
Nippon Mining Holdings, Inc.                               70,000          371,327
Nippon Oil Corp.                                           70,000          437,434
Nippon Sheet Glass Co., Ltd.                               29,000          128,487
Nippon Television Network Corp.                               160           21,878
Nippon Yusen K.K.                                          70,000          658,261
Nishi-Nippon City Bank Ltd. (The)                          44,000          115,819
Nisshin Seifun Group, Inc.                                 12,000          128,276
Nitto Denko Corp.                                           2,800          118,431
NOK Corp.                                                  21,000          430,401
Obayashi Corp.                                             19,000           79,791
OJI Paper Co., Ltd.                                       105,000          473,652
Olympus Corp.                                              21,000          637,163
Oracle Corp. Japan                                         21,500          997,941
Osaka Gas Co., Ltd.                                       175,000          699,754
Sankyo Co., Ltd.                                            8,700          517,446
SBI Holdings, Inc.                                            925          222,851
Sega Sammy Holdings, Inc.                                  18,900          200,327
Seiko Epson Corp.                                           1,800           48,556
Sekisui Chemical Co., Ltd.                                 15,000           90,873
Sekisui House, Ltd.                                        35,000          324,208
Shikoku Electric Power Co., Inc.                            2,400           71,492
Shinko Securities Co., Ltd.                                39,000          113,628
Shinsei Bank Ltd.                                          38,000          125,604
Shiseido Co., Ltd.                                         35,000          926,559

                       See Notes to Financial Statements.

72  WisdomTree International Dividend Funds

WisdomTree International MidCap Dividend Fund

March 31, 2008

===============================================================================
Investments                                            Shares      U.S. $ Value
-------------------------------------------------------------------------------
Shizuoka Bank Ltd. (The)                                35,000      $   413,875
Showa Shell Sekiyu K.K.                                 15,000          151,906
Sompo Japan Insurance, Inc.                              8,000           70,729
SUMCO Corp.(a)                                          10,000          218,516
Sumitomo Chemical Co., Ltd.                             25,000          160,245
Sumitomo Metal Mining Co., Ltd.                         37,000          689,556
Sumitomo Titanium Corp.                                    800           49,591
Taisei Corp.                                            15,000           38,278
Taisho Pharmaceutical Co., Ltd.                         33,000          655,458
TDK Corp.                                                2,600          153,855
Teijin Ltd.                                             12,000           50,635
Terumo Corp.                                             9,000          470,186
TOHO Gas Co., Ltd.                                      17,000           81,981
Tohoku Electric Power Co., Inc.                         26,800          655,629
Tokuyama Corp.                                           9,000           65,374
Tokyo Broadcasting System, Inc.                            900           21,520
Tokyo Electron Ltd.                                        400           24,353
Tokyu Corp.                                            105,000          535,892
TonenGeneral Sekiyu K.K.                                68,000          582,750
Toppan Printing Co., Ltd.                               32,000          371,648
Toray Industries, Inc.                                  41,000          266,509
Toyo Seikan Kaisha Ltd.                                 20,100          382,271
Toyota Tsusho Corp.                                     24,500          520,596
Trend Micro, Inc.                                        4,500          176,772
Yamada Denki Co., Ltd.                                   6,080          525,323
Yamaguchi Financial Group, Inc.                         17,000          192,827
Yamaha Motor Co., Ltd.                                  21,000          386,939
Yamato Holdings Co., Ltd.                               35,000          513,387
                                                                    -----------
Total Japan                                                          33,285,144
-------------------------------------------------------------------------------
Netherlands - 2.0%
Aalberts Industries N.V.                                 1,059           22,721
Boskalis Westminster - CVA                               5,014          289,831
Fugro N.V.                                               3,213          250,434
Heineken Holding N.V.                                   11,416          576,142
Koninklijke BAM Groep N.V.                              21,532          509,390
Koninklijke DSM N.V.                                     9,989          483,548
Koninklijke Vopak N.V.                                   3,524          222,521
Randstad Holding N.V.                                    1,612           75,786
SBM Offshore N.V.                                       14,045          454,670
SNS Reaal                                               14,720          299,721
USG People N.V.                                          5,287          125,830
Vedior N.V.                                             10,037          292,636
Wolters Kluwer N.V.                                     25,328          673,039
                                                                    -----------
Total Netherlands                                                     4,276,269
-------------------------------------------------------------------------------
New Zealand - 1.3%
Contact Energy Ltd.                                     60,135          377,752
Fletcher Building Ltd.                                  74,060          488,516
Telecom Corp. of New Zealand Ltd.                      679,421        1,997,762
                                                                    -----------
Total New Zealand                                                     2,864,030
-------------------------------------------------------------------------------
Norway - 1.2%
Aker ASA Class A                                        12,365          717,799
Aker Kvaerner ASA                                        6,498          148,328
Storebrand ASA                                          41,589          328,178
Tandberg ASA                                             1,900           28,453
Yara International ASA                                  23,997        1,390,686
                                                                    -----------
Total Norway                                                          2,613,444
-------------------------------------------------------------------------------
Portugal - 1.2%
Banco BPI, S.A.                                         39,341          208,832
Banco Espirito Santo, S.A.                              45,990          802,337
Brisa-Auto-estradas de Portugal S.A.                    49,102          704,131
Jeronimo Martins, SGPS, S.A.                            12,808          103,301
PT Multimedia, SGPS, S.A.                               55,411          659,389
Sonae SGPS, S.A.                                        97,710          180,373
                                                                    -----------
Total Portugal                                                        2,658,363
-------------------------------------------------------------------------------
Singapore - 1.9%
City Developments Ltd.                                  30,802          246,300
ComfortDelgro Corp., Ltd.                               29,000           38,298
Cosco Corp. (Singapore) Ltd.                            15,000           40,163
Fraser and Neave Ltd.                                  104,402          367,413
Jardine Cycle & Carriage Ltd.                            7,904          112,066
Keppel Corp. Ltd.                                       70,000          502,848
Neptune Orient Lines Ltd.                               10,000           23,582
Olam International Ltd                                  57,000           88,924
SembCorp Industries Ltd.                               103,000          304,183
SembCorp Marine Ltd.                                   164,800          456,798
SIA Engineering Co., Ltd.                               43,000          123,245
Singapore Exchange Ltd.                                104,000          565,976
Singapore Press Holdings Ltd.                          172,000          574,103
Singapore Technologies Engineering Ltd.                105,000          257,519
StarHub Ltd.                                           195,810          431,929
Venture Corp., Ltd.                                     13,000           99,423
                                                                    -----------
Total Singapore                                                       4,232,770
-------------------------------------------------------------------------------
Spain - 4.9%
Abengoa S.A.                                               408           14,643
Acerinox S.A.(a)                                        12,864          357,937
Banco de Valencia S.A.(a)                                4,428          252,660
Banco Guipuzcoano S.A.                                   1,722           29,469
Banco Pastor S.A.(a)                                     9,524          147,442
Bankinter, S.A.(a)                                      22,426          357,128
Bolsas y Mercados Espanoles                             10,633          521,293
Cementos Portland Valderrivas, S.A.                        445           43,365
Cintra, Concesiones de Infraestructuras de
  Transporte, S.A.(a)                                   13,618          202,190
Ebro Puleva S.A.*(a)                                    25,735          528,488
Enagas                                                  24,915          747,339
Fomento de Construcciones y Contratas S.A.(a)           15,745        1,040,362
Gamesa Corp Tecnologica S.A.                             8,855          405,501

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  73

WisdomTree International MidCap Dividend Fund

March 31, 2008

============================================================================
Investments                                         Shares      U.S. $ Value
----------------------------------------------------------------------------
Gestevision Telecinco, S.A.(a)                       67,947      $ 1,387,807
Grupo Catalana Occidente S.A.                         2,435           94,222
Iberia Lineas Aereas de Espana                       60,237          263,438
Indra Sistemas S.A.                                  23,118          668,161
Mapfre S.A.                                         156,481          788,487
Metrovacesa S.A.(a)                                   8,980        1,186,719
Promotora de Informaciones S.A.                      10,794          163,169
Red Electrica de Espana, S.A.                         8,015          492,513
Sociedad General de Aguas de Barcelona S.A.
  Class A                                             7,028          266,601
Vocento S.A.(a)                                      13,270          294,167
Zardoya-Otis S.A.(a)                                 19,668          548,503
                                                                 -----------
Total Spain                                                       10,801,604
----------------------------------------------------------------------------
Sweden - 4.0%
AB SKF Class B(a)                                    35,084          707,011
Alfa Laval AB                                         7,016          427,116
Assa Abloy AB Class B(a)                             33,647          611,382
Atlas Copco AB Class B                               12,862          202,258
Boliden AB                                           21,350          227,723
Electrolux AB Series B(a)                            28,064          461,427
Fabege AB(a)                                         39,480          422,766
Hexagon AB Class B                                   16,948          345,822
Holmen AB Class B(a)                                 16,316          565,424
Investment AB Kinnevik Class B                       14,031          266,781
JM AB                                                 1,600           37,639
OMX AB                                                5,273          231,640
Ratos AB Class B                                      1,541           51,973
Scania AB Class A                                    13,884          313,739
Scania AB Class B                                    26,684          561,359
Securitas AB Class B                                 50,447          667,812
Skanska AB Class B                                   42,095          844,747
SSAB Svenskt Stal AB Series A(a)                     13,516          380,639
Svenska Cellulosa Aktiebolaget SCA Class B           53,311          973,181
Swedish Match AB                                     14,031          306,413
Tele2 AB Class B                                      9,547          180,718
                                                                 -----------
Total Sweden                                                       8,787,570
----------------------------------------------------------------------------
Switzerland - 2.1%
Baloise Holding AG                                    3,916          390,788
Ciba Specialty Chemicals Holding Inc.                14,413          527,818
Geberit AG                                            1,718          257,079
Givaudan S.A.                                           420          417,219
Kuehne + Nagel International AG                       5,207          523,043
Lonza Group AG                                        1,984          264,186
Nobel Biocare Holding AG                                735          171,665
Panalpina Welttransport (Holding) AG                  1,015          124,688
Partners Group                                          177           25,824
Sonova Holding AG                                     1,450          133,557
Schindler Holding AG                                  2,545          189,128
SGS S.A.                                                587          847,516
Straumann Holding AG                                    315           90,291
Sulzer AG                                                84          111,513
Swatch Group AG (The)                                 2,826          145,722
Swatch Group AG (The) Class B                           710          190,592
Vontobel Holding AG                                   5,575          194,467
                                                                 -----------
Total Switzerland                                                  4,605,096
----------------------------------------------------------------------------
United Kingdom - 15.5%
Admiral Group PLC                                    26,888          429,122
Alliance & Leicester PLC                             51,932          535,169
Amec PLC                                             12,242          176,034
Amlin PLC                                           132,374          714,956
Antofagasta PLC                                      67,401          939,055
ARM Holdings PLC                                     18,606           32,542
Arriva PLC                                           25,994          354,408
Ashmore Group PLC                                    17,595           98,091
Barratt Developments PLC                             19,326          158,827
Bellway PLC                                           4,250           75,431
Bradford & Bingley PLC(a)                            59,308          220,131
Bunzl PLC                                            51,555          726,993
Cable & Wireless PLC*                               317,879          940,726
Capita Group PLC                                     73,355          989,205
Carnival PLC                                         24,771          985,139
Carphone Warehouse Group PLC(a)                      15,259           86,433
Close Brothers Group PLC                             40,000          490,515
Drax Group PLC                                       21,909          234,267
DSG International PLC                               274,530          346,474
Enterprise Inns PLC                                  76,025          606,287
FirstGroup PLC                                       17,915          200,640
Friends Provident PLC                                61,742          151,672
GKN PLC                                             130,118          786,819
Hays PLC                                             44,900          101,955
Henderson Group Plc                                  35,665           74,960
Home Retail Group PLC                                 6,030           31,310
ICAP PLC                                             28,865          326,430
IMI PLC                                              67,157          606,975
Inchcape PLC                                          6,154           49,169
Informa PLC                                          13,150           81,870
Inmarsat PLC                                         29,457          260,089
Intercontinental Hotels Group PLC                    35,666          538,735
International Power PLC                              18,980          150,136
Investec PLC                                         24,404          164,182
ITV PLC                                             525,896          661,623
John Wood Group PLC                                   8,489           68,415
Johnson Matthey PLC                                   2,724          108,550
Kazakhmys PLC                                        20,371          646,583
Kesa Electricals PLC                                 34,867          142,581
Kingfisher PLC                                      455,293        1,194,459
Ladbrokes PLC                                        28,790          178,098
LogicaCMG PLC                                       205,809          432,565
Lonmin PLC                                            4,384          267,582
Marston's PLC                                         3,402           13,895
Meggitt PLC                                          58,808          322,299
Michael Page International PLC                       20,040          120,385
Mitchells & Butlers Plc                               6,613           45,082
National Express Group PLC                           10,095          201,641

                       See Notes to Financial Statements.

74  WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund

March 31, 2008

======================================================================================
Investments                                                 Shares        U.S. $ Value
--------------------------------------------------------------------------------------
NEW Star Asset Management Group Ltd.                          21,296      $     48,675
Next PLC                                                      29,801           674,623
Northumbrian Water Group PLC                                  21,590           149,864
Pennon Group PLC                                              44,607           574,050
Persimmon PLC                                                 62,230           946,168
Premier Foods PLC                                            103,995           232,009
Provident Financial PLC                                       15,893           267,387
Rentokil Initial PLC                                         169,176           326,991
Resolution PLC                                                42,374           576,474
Rexam PLC                                                     68,270           578,703
Royal & Sun Alliance Insurance Group                         262,566           671,620
Sage Group (The) PLC                                          54,942           205,400
Schroders PLC                                                  8,876           165,473
Scottish & Newcastle PLC                                     140,799         2,210,719
Severn Trent PLC                                              26,916           759,101
Signet Group PLC                                              82,106           100,767
Smith & Nephew PLC                                            47,098           623,892
Smiths Group PLC                                              57,292         1,070,357
St. James's Place PLC                                         65,925           339,357
Tate & Lyle PLC                                               35,240           378,213
Taylor Wimpey PLC                                            107,378           400,151
Tomkins PLC                                                  182,618           648,779
Travis Perkins PLC                                             2,480            52,839
Trinity Mirror PLC                                            61,536           360,793
Tullow Oil PLC                                                27,778           364,654
United Utilities PLC                                         205,566         2,821,122
Vedanta Resources PLC                                          7,446           310,185
Whitbread PLC                                                 28,626           663,955
Yell Group PLC                                               119,378           365,386
                                                                          ------------
Total United Kingdom                                                        33,956,212
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $243,741,852)                                                       217,630,602
======================================================================================
SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
United States - 0.1%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $126,303)                                             126,303           126,303
======================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 11.7%
MONEY MARKET FUNDS(c) - 11.7%
UBS Enhanced Yield Portfolio, 3.09%                                6                 6
UBS Private Money Market Fund LLC, 3.17%                  25,658,991        25,658,991
                                                                          ------------
TOTAL IVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $25,658,997)(d)                                                      25,658,997
======================================================================================
TOTAL INVESTMENTS IN SECURITIES  - 111.1%
(Cost: $269,527,152)                                                       243,415,902
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (11.1)%                                                     (24,311,928)
                                                                          ------------
NET ASSETS - 100.0%                                                       $219,103,974
======================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $23,460,698 and the total market value of the collateral held by the Fund was $25,656,997.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  75

Schedule of Investments

WisdomTree International SmallCap Dividend Fund

March 31, 2008

=============================================================================
Investments                                          Shares      U.S. $ Value
-----------------------------------------------------------------------------
COMMON STOCKS - 98.9%
Australia - 17.3%
A.B.C. Learning Centres Ltd.(a)                   101,928         $   130,263
ABB Grain Ltd.                                    199,265           1,600,712
Adelaide Brighton Ltd.                            582,934           1,814,568
Ansell Ltd.                                       153,717           1,631,929
APN News & Media Ltd.                             398,200           1,668,451
APN/UKA European Retail(a)                        751,746             253,906
Austereo Group Ltd.(a)                            893,222           1,386,142
Australian Agricultural Co., Ltd.                 569,353           1,361,703
Australian Wealth Management Ltd.                 487,383             751,894
AWB Ltd.                                          731,825           1,837,128
Bank of Queensland Ltd.                           108,989           1,636,621
Bendigo Bank Ltd.(a)                              233,410           2,535,513
Bradken Ltd.                                       59,217             362,717
Cabcharge Australia Ltd.(a)                       161,727           1,442,370
Candle Australia Ltd.                             157,362             242,047
Centennial Coal Co., Ltd.(a)                      163,869             608,823
Commander Communications Ltd.(a)                  435,735              51,709
Consolidated Rutile Ltd.                        1,880,510             669,483
Corporate Express Australia Ltd.(a)               237,982           1,194,831
Crane Group Ltd.                                  139,947           1,954,585
CSR Ltd.                                        1,077,548           3,147,648
David Jones Ltd.                                  600,512           1,995,366
Devine Ltd.                                       306,674             319,140
Downer EDI Ltd.                                   256,768           1,467,286
Energy Developments Ltd.                           17,801              38,187
Equigold NL                                       168,482             712,089
Everest Babcock & Brown Ltd.                      347,313             158,522
Felix Resources Ltd.                               14,887             168,375
Flight Centre Ltd.                                 92,664           1,791,581
Funtastic Ltd.                                    918,382             331,146
Futuris Corp., Ltd.                               944,017           1,633,009
Gloucester Coal Ltd.                               54,473             483,334
GrainCorp Ltd.                                     48,112             529,225
Great Southern Plantations Ltd.                   429,969             661,358
GUD Holdings Ltd.                                  86,226             759,565
Gunns Ltd.(a)                                     513,876           1,468,257
GWA International Ltd.                            578,873           1,696,242
Healthscope Ltd.(a)                                91,796             435,739
Hills Industries Ltd.(a)                          315,541           1,350,915
Iluka Resources Ltd.(a)                           172,956             734,156
Independence Group NL                              33,420             243,755
Infomedia Ltd.                                  1,286,095             399,164
Iress Market Technology Ltd.(a)                   229,927           1,448,233
JB Hi-Fi Ltd.                                      99,818             820,070
Just Group Ltd.                                   421,936           1,525,251
MacArthur Coal Ltd.                               225,417           2,691,496
Macmahon Holdings Ltd.                            263,591             358,522
Mariner Financial Ltd.                            526,610              76,915
McPherson's Ltd.                                   49,852             127,876
Mincor Resources NL                               296,326             827,734
Monadelphous Group Ltd.                            93,314           1,187,433
Navitas Ltd.                                      261,236             434,014
New Hope Corp. Ltd.                               474,170           1,155,699
Nufarm Ltd.                                       142,201           2,223,615
Octaviar Ltd.+                                    495,891             448,147
Over Fifty Group Ltd.                             272,936             298,980
Pacific Brands Ltd.                               798,397           1,472,210
PaperlinX Ltd.                                    465,219           1,167,857
Peet & Co., Ltd.                                  296,802             707,142
Perilya Ltd.(a)                                   270,840             259,598
Port Bouvard Ltd.(a)                            1,028,636             826,312
Primary Health Care Ltd.(a)                        73,863             407,926
Ramsay Health Care Ltd.(a)                        147,319           1,445,662
Ridley Corp., Ltd.                                485,669             498,761
Salmat Ltd.                                       172,883             511,325
Sedgman Ltd.                                      551,046           1,096,589
Seek Ltd.(a)                                      247,047           1,192,984
Seven Network Ltd.                                174,972           1,517,371
Sigma Pharmaceuticals Ltd.(a)                   1,112,377           1,269,292
Specialty Fashion Group Ltd.                      259,285             287,576
Spotless Group Ltd.(a)                            299,838             905,971
Straits Resources Ltd.                             59,529             333,111
STW Communications Group Ltd.(a)                  500,471           1,014,218
Sunland Group Ltd.                                241,034             543,469
Symbion Health Ltd.(a)+                           567,523           2,108,518
Ten Network Holdings Ltd.(a)                      614,671           1,206,370
Timbercorp Ltd.                                   344,409             392,992
Transfield Services Ltd.(a)                       150,468           1,509,529
United Group Ltd.                                 150,421           1,657,354
Washington H. Soul Pattinson & Co., Ltd.          231,525           1,595,674
West Australian Newspapers Holdings Ltd.(a)       233,406           2,339,452
                                                                  -----------
Total Australia                                                    83,550,702
-----------------------------------------------------------------------------
Austria - 0.5%
AT&S Austria Technologie & Systemtechnik AG         7,370             120,168
Flughafen Wien AG                                  11,595           1,402,400
Schoeller-Bleckmann Oilfield Equipment AG           4,907             438,843
Semperit AG Holding *                               9,665             381,335
                                                                  -----------
Total Austria                                                       2,342,746
-----------------------------------------------------------------------------
Belgium - 2.0%
Barco N.V.                                         11,058             794,796
Cofinimmo                                           7,750           1,681,659
Cumerio N.V.(a)                                    14,397             675,258
Econocom Group S.A./N.V.(a)                        45,267             557,325
Euronav N.V.                                       85,967           3,277,430
EVS Broadcast Equipment S.A.                        6,090             656,676
Exmar N.V.                                         13,467             351,242
Melexis N.V.                                       28,337             471,016
Omega Pharma S.A.                                   3,391             157,757
Tessenderlo Chemie N.V.                            21,868             997,601
                                                                  -----------
Total Belgium                                                       9,620,760
-----------------------------------------------------------------------------

                       See Notes to Financial Statements.

76  WisdomTree International Dividend Funds

WisdomTree International SmallCap Dividend Fund

March 31, 2008

================================================================================
Investments                                             Shares      U.S. $ Value
--------------------------------------------------------------------------------
Denmark - 0.6%
Amagerbanken A/S*                                          2,921     $   123,512
Auriga Industries A/S Class B(a)                           7,902         241,782
Bang & Olufsen A/ S Class B                                4,420         277,057
Harboes Bryggeri A/S(a)                                   12,800         335,894
NKT Holding A/S                                            9,777         706,333
Rella Holding A/S                                         26,300         391,182
SimCorp A/S                                                1,390         289,150
Sjaelso Gruppen                                            7,507         213,745
Spar Nord Bank A/S                                        15,557         318,991
                                                                     -----------
Total Denmark                                                          2,897,646
--------------------------------------------------------------------------------
Finland - 2.9%
Ahlstrom Oyj                                               6,256         182,398
Alma Media Corp.(a)                                       24,066         324,137
Amer Sports Oyj(a)                                        32,724         661,123
Aspo Oyj+(a)                                              61,441         637,684
Citycon Oyj*                                              82,055         504,479
Elektrobit Corp.(a)                                      251,179         569,148
Finnair Oyj                                               32,724         376,451
HK Scan Oyj Class A                                       20,474         308,849
KCI Konecranes Oyj(a)                                     24,551         949,216
Kemira GrowHow Oyj(a)                                     72,782       1,397,760
Lassila & Tikanoja Oyj                                    16,360         466,618
M-real Oyj Class B(a)                                    146,358         491,653
Orion Oyj Class B(a)                                     127,786       2,778,072
Poyry Oyj                                                 40,983       1,022,150
Stockmann Oyj Abp Class B*(a)                             16,360         777,697
Talentum Oyj                                             278,091       1,299,915
Technopolis PLC(a)                                        49,265         441,055
TietoEnator Oyj                                           37,172         921,210
                                                                     -----------
Total Finland                                                         14,109,615
--------------------------------------------------------------------------------
France - 1.6%
April Group                                                7,184         359,716
Canal Plus S.A.(a)                                       135,949       1,458,380
Carbone Lorraine                                           3,853         233,954
GFI Informatique                                           5,066          32,591
Groupe Steria SCA                                          5,242         172,769
Haulotte Group(a)                                         10,717         244,705
Havas S.A.                                               185,230         780,726
IMS-International Metal Service                           11,931         475,278
Kaufman & Broad S.A.(a)                                    8,639         355,228
Manitou BF S.A.                                           15,854         600,403
NRJ Group(a)                                              46,910         392,469
Sechilienne-Sidec                                          8,673         672,710
Sequana Capital S.A.                                      25,534         672,444
Sperian Protection S.A.                                    2,443         283,361
Ste Industrielle d'Aviation Latecoere S.A.                41,523         861,918
TRIGANO S.A.                                               5,400         208,695
                                                                     -----------
Total France                                                           7,805,347
--------------------------------------------------------------------------------
Germany - 4.1%
AWD Holding AG(a)                                         47,203       2,189,265
Beate Uhse AG(a)                                          97,904         209,431
Bechtle AG                                                13,327         421,712
Comdirect Bank AG                                        136,557       1,741,870
DAB Bank AG(a)                                            35,728         317,598
Demag Cranes AG                                            7,963         364,906
Douglas Holding AG(a)                                     17,235         941,366
ElringKlinger AG                                           6,248         700,444
Gerry Weber International AG                              14,590         523,636
Grammer AG                                                 8,696         229,424
HCI Capital AG(a)                                         28,522         639,051
Hugo Boss AG                                               3,825         192,737
IDS Scheer AG                                             15,614         246,175
Indus Holding AG                                          12,224         430,004
Krones AG                                                  7,842         642,426
Leoni AG                                                   9,191         441,568
Lloyd Fonds AG                                            26,166         597,458
MLP AG(a)                                                 53,762         768,401
MPC Muenchmeyer Petersen Capital AG(a)                    18,559       1,313,346
MVV Energie AG                                            32,356       1,594,488
Norddeutsche Affinerie AG(a)                              29,136       1,157,880
Praktiker Bau-und Heimwerkermaerkte AG                    24,541         658,347
Sixt AG                                                    6,169         276,244
Software AG                                                8,597         662,047
Takkt AG                                                  19,663         354,878
Techem AG*(a)                                             20,105       1,905,708
Vivacon AG                                                 5,391         114,296
                                                                     -----------
Total Germany                                                         19,634,706
--------------------------------------------------------------------------------
Hong Kong - 3.7%
Beijing Enterprises Holdings Ltd.                        180,074         687,177
China Power International Development Ltd.*(a)         2,494,622         801,320
Chong Hing Bank Ltd.                                     237,110         563,616
Cross-Harbour Holdings Ltd.                              237,189         231,007
Dah Sing Banking Group Ltd.                              838,903       1,424,966
Dah Sing Financial Holdings Ltd.                         193,610       1,269,945
Fountain Set (Holdings) Ltd.                             790,364         124,909
Fubon Bank Ltd.                                          948,432         700,705
Guangzhou Investment Co., Ltd.(a)                      2,852,585         590,100
Hong Kong Aircraft Engineering Co., Ltd.                  88,429       1,458,885
Hongkong & Shanghai Hotels Ltd. (The)                     68,142         111,894
Industrial & Commercial Bank of China Ltd.               416,364       1,031,434
Next Media Ltd.(a)                                     4,386,000       1,713,182
Oriental Press Group Ltd.                              4,403,017         610,992
Shaw Brothers (Hong Kong) Ltd.                           237,110         475,265
Singamas Container Holdings Ltd.(a)                      316,142          87,740
Sun Hung Kai & Co., Ltd.(a)                              863,189         818,509
Techtronic Industries Co(a)                              331,500         327,971
Tianjin Development Holdings Ltd.                        328,074         224,256
Vitasoy International Holdings Ltd.                      790,364         344,261
Wing Lung Bank Ltd.                                      234,766       4,093,326
                                                                     -----------
Total Hong Kong                                                       17,691,460
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  77

WisdomTree International SmallCap Dividend Fund

March 31, 2008

=================================================================================
Investments                                              Shares      U.S. $ Value
---------------------------------------------------------------------------------
Ireland - 1.0%
Abbey PLC                                                 15,033      $   135,796
FBD Holdings PLC                                          13,309          620,010
Fyffes PLC                                               375,020          534,814
Glanbia PLC                                              115,352          923,044
Greencore Group PLC                                      117,438          706,198
McInerney Holdings PLC                                    51,761           96,702
Paddy Power PLC                                           42,398        1,545,852
United Drug PLC                                           51,050          302,863
                                                                      -----------
Total Ireland                                                           4,865,279
---------------------------------------------------------------------------------
Italy - 4.0%
AcegasAps SpA                                             54,322          474,278
Amplifon SpA(a)                                           55,457          188,930
Anima SGRpA                                               38,052          103,708
Arnoldo Mondadori Editore SpA(a)                         203,507        1,725,199
Astaldi SpA                                               67,985          525,701
Autostrada Torino-Milano SpA                              49,346          950,023
Azimut Holding SpA                                        41,145          428,340
Banca Intermobiliare SpA(a)                               72,484          597,244
Banca Popolare dell'Etruria e del Lazio                   22,907          267,511
Banco di Desio e della Brianza SpA                        51,600          521,238
Biesse SpA                                                 4,902          105,171
Brembo SpA                                                40,825          592,554
Caltagirone SpA                                           41,204          311,432
Carraro SpA                                               13,053          116,032
Cembre SpA                                                18,369          157,467
Cementir - Cementerie del Tirreno SpA                     62,325          580,692
COFIDE - Compagnia Finanziaria De Benedetti SpA          312,005          360,656
Credito Artigiano SpA(a)                                 128,506          570,148
Credito Artigiano SpA*                                    32,126          123,191
Cremonini SpA                                            330,449        1,549,894
ERGO Previdenza SpA                                      111,271          636,936
Gewiss SpA(a)                                             52,009          304,714
GranitiFiandre SpA                                        16,264          181,686
Gruppo Editoriale L'Espresso SpA(a)                      309,601        1,270,598
I.M.A. - Industria Macchine Automatiche SpA               11,639          246,946
Intek SpA                                                472,674          460,245
MARR SpA                                                  18,672          210,953
Navigazione Montanari SpA                                105,513          422,992
Panariagroup Industrie Ceramiche SpA                      57,688          324,275
Piccolo Credito Valtellinese S.c.r.l.                     52,254          685,162
Premafin Finanziaria SpA                                 159,774          425,579
Premuda SpA                                              345,837          697,599
Recordati SpA                                            140,403        1,053,978
Risanamento SpA*(a)                                      148,511          439,348
Societa Iniziative Autostradali e Servizi SpA             78,864        1,034,702
Sogefi SpA                                                63,120          544,091
                                                                      -----------
Total Italy                                                            19,189,213
---------------------------------------------------------------------------------
Japan - 22.6%
ABC-Mart, Inc.                                            47,900        1,135,721
ADEKA Corp.                                               39,500          399,226
Aica Kogyo Co., Ltd.                                       6,400           54,461
Aichi Steel Corp.(a)                                      79,000          380,178
Air Water, Inc.                                          125,000        1,196,815
Alpen Co., Ltd.                                           33,700          582,686
Alpine Electronics, Inc.                                  31,600          348,589
AOC Holdings, Inc.                                        31,600          286,046
Ardepro Co., Ltd.(a)                                       3,154          159,070
Arisawa Manufacturing Co., Ltd.(a)                       119,100          927,337
Arnest One Corp.(a)                                      101,000          328,769
Asatsu-DK, Inc.                                           15,800          563,520
Awa Bank Ltd. (The)                                       79,000          454,785
Bank of Nagoya Ltd. (The)                                 83,000          506,998
Best Denki Co., Ltd.                                      63,000          508,886
Bosch Corp.                                              220,000          895,163
Calsonic Kansei Corp.                                    160,000          580,298
Canon Electronics, Inc.                                   15,100          342,854
Cawachi Ltd.                                               2,900           75,024
Central Glass Co., Ltd.                                   79,000          308,746
Chuetsu Pulp & Paper Co., Ltd.                           555,000          970,211
Chukyo Bank Ltd. (The)                                   171,000          486,191
Circle K Sunkus Co., Ltd.                                 23,700          403,115
Coca-Cola West Japan Co., Ltd.                            23,700          571,457
COMSYS Holdings Corp.                                     79,000          685,749
Daifuku Co., Ltd.                                         86,500        1,108,027
Daiichi Chuo Kisen Kaisha                                 18,000          128,759
Daikoku Denki Co., Ltd.                                   48,500          425,870
Daio Paper Corp.(a)                                      114,000          769,659
Daisan Bank Ltd. (The)                                   162,000          600,573
Daishi Bank Ltd. (The)                                    79,000          306,365
Disco Corp.                                                7,900          340,493
Ehime Bank Ltd. (The)                                    160,000          617,270
Eighteenth Bank Ltd. (The)                               134,000          491,385
Exedy Corp.                                               15,800          450,816
Ezaki Glico Co., Ltd.(a)                                  79,000          980,208
FCC Co., Ltd.                                             16,500          203,898
Fuji Electronics Co., Ltd.                                27,000          219,722
Fuji Fire & Marine Insurance Co., Ltd. (The)             224,000          596,373
Futaba Industrial Co., Ltd.                               23,700          534,551
Godo Steel Ltd.                                           61,000          202,240
Gun-Ei Chemical Industry Co., Ltd.(a)                    190,000          410,408
Gunze Ltd.                                                79,000          333,350
Hankyu Department Stores, Inc.                            79,000          530,185
Hanwa Co., Ltd.                                           72,000          305,259
Heiwa Corp.                                               31,600          301,602
Higo Bank Ltd. (The)                                      79,000          455,578
Hikari Tsushin, Inc.                                      21,600          638,007
Hitachi Cable Ltd.                                        79,000          294,459
Hitachi Koki Co., Ltd.                                    90,100        1,149,616
Hitachi Kokusai Electric, Inc.                            65,000          671,975
Hitachi Maxell Ltd.                                       39,500          407,560
Hitachi Software Engineering Co., Ltd.                    30,400          705,521
Hitachi Transport System Ltd.                             47,400          719,084
Hokkoku Bank Ltd. (The)                                   79,000          354,780
Hokuetsu Paper Mills Ltd.                                 82,000          370,724

                       See Notes to Financial Statements.

78  WisdomTree International Dividend Funds

WisdomTree International SmallCap Dividend Fund

March 31, 2008

========================================================================
Investments                                      Shares     U.S. $ Value
------------------------------------------------------------------------
HORIBA Ltd.(a)                                    15,800     $   522,248
House Foods Corp.                                 33,200         494,656
Hyakugo Bank Ltd. (The)                           79,000         467,484
Hyakujushi Bank Ltd. (The)                        79,000         419,069
Iida Home Max Co., Ltd.(a)                        26,500         132,054
Iino Kaiun Kaisha Ltd.                            47,000         476,918
Itochu Enex Co., Ltd.                             25,200         143,552
Iwai Securities Co., Ltd.                         11,800         136,927
Izumiya Co., Ltd.                                 72,000         394,957
Japan Airport Terminal Co., Ltd.(a)               38,500         845,155
Joint Corp.                                       17,800         114,989
Juki Corp.                                        50,000         185,361
K's Holdings Corp.                                15,800         315,730
Kagome Co., Ltd.(a)                               38,900         694,873
Kagoshima Bank Ltd. (The)                         79,000         584,156
Kamei Corp.                                       75,000         319,486
Kandenko Co., Ltd.                                79,000         430,974
Kansai Paint Co., Ltd.                           108,000         703,109
Kanto Natural Gas Development Ltd.                74,000         446,074
Kasumi Co., Ltd.                                 100,000         520,420
Kato Sangyo Co., Ltd.                             40,700         434,253
Kayaba Industry Co., Ltd.                         89,000         344,251
Keihin Corp.                                      23,700         342,874
Keisei Electric Railway Co., Ltd.                 79,000         424,625
Keiyo Bank Ltd. (The)                             79,000         501,613
Kintetsu World Express, Inc.                      16,800         391,581
Kobayashi Pharmaceutical Co., Ltd.                15,800         609,554
Koei Co., Ltd.(a)                                 70,300       1,127,936
Koito Manufacturing Co., Ltd.                     81,000       1,114,070
Kojima Co., Ltd.(a)                               58,700         304,307
Kokuyo Co., Ltd.                                  49,900         428,638
Komeri Co., Ltd.                                  15,800         382,559
Komori Corp.                                      13,800         286,995
Konaka Co., Ltd.                                  57,600         287,031
Kyodo Printing Co., Ltd.(a)                      143,000         386,467
Kyowa Exeo Corp.                                  79,000         609,554
Lion Corp.                                        82,000         395,439
Maeda Corp.                                      113,000         330,366
Makino Milling Machine Co., Ltd.                  79,000         564,314
Maruzen Showa Unyu Co., Ltd.                     150,000         465,665
Matsui Securities Co., Ltd.                      149,900         849,386
Matsumotokiyoshi Holdings Co., Ltd.*              22,805         496,035
Meiji Dairies Corp.                               79,000         476,214
Meiji Seika Kaisha Ltd.(a)                        79,000         402,401
Meitec Corp.(a)                                   15,800         479,389
Michinoku Bank Ltd. (The)                        154,000         461,064
Mie Bank Ltd. (The)                              101,000         530,698
Minebea Co., Ltd.                                164,000         955,644
MISUMI Group, Inc.                                31,600         560,663
Mitsuuroko Co., Ltd.                              80,000         479,831
Miyazaki Bank Ltd. (The)                         114,000         477,601
Mochida Pharmaceutical Co., Ltd.                  74,000         673,572
Morinaga Milk Industry Co., Ltd.                 146,000         447,380
Musashino Bank Ltd. (The)                          7,900         323,032
Nabtesco Corp.                                    79,000       1,071,482
Nachi-Fujikoshi Corp.                             79,000         299,221
Nagase & Co., Ltd.                                79,000         807,977
NEC Fielding Ltd.                                 25,200         305,838
Nichiha Corp.(a)                                  12,800         120,625
Nichirei Corp.                                    79,000         380,178
Nidec Sankyo Corp.                                37,000         301,100
Nifco, Inc.                                       22,600         521,093
Nihon Kohden Corp.                                 8,100         185,543
Nihon Yamamura Glass Co., Ltd.                   189,000         385,462
Nippon Chemical Industrial Co., Ltd.             180,000         426,785
Nippon Kayaku Co., Ltd.                          170,000       1,033,305
Nippon Light Metal Co., Ltd.*                    158,000         238,107
Nippon Paint Co., Ltd.                            79,000         284,935
Nippon Parking Development Co., Ltd.(a)            8,910         378,654
Nippon Shinyaku Co., Ltd.                         61,000         633,074
Nippon Suisan Kaisha Ltd.                         94,800         355,256
Nipro Corp.                                        8,000         139,690
Nishimatsuya Chain Co., Ltd.                      31,600         380,972
Nishi-Nippon Railroad Co., Ltd.                  158,000         566,695
Nissan Shatai Co., Ltd.                          145,000       1,129,000
Nissha Printing Co., Ltd.                         10,600         520,762
Nissin Kogyo Co., Ltd.                            23,200         410,927
NS Solutions Corp.                                16,000         397,046
Obic Co., Ltd.                                     2,370         420,974
Ogaki Kyoritsu Bank Ltd. (The)                    79,000         426,212
Oita Bank Ltd. (The)                              78,000         558,738
Okamura Corp.                                     73,000         505,320
Okasan Holdings, Inc.                            165,000         813,935
Okinawa Electric Power Co., Inc. (The)             3,300         129,964
OKUMA Holdings Corp.                              61,000         654,524
Okumura Corp.(a)                                  79,000         403,195
Onward Kashiyama Co., Ltd.                        76,000         777,294
OSG Corp.(a)                                      31,600         366,368
PanaHome Corp.(a)                                 79,000         507,168
Paramount Bed Co., Ltd.(a)                         9,700         132,244
Paris Miki, Inc.(a)                               23,700         347,398
Point, Inc.                                        7,900         371,447
QP Corp.                                          55,300         571,695
Rengo Co., Ltd.(a)                               168,000         928,317
Riken Corp.                                      109,000         505,933
Ryobi Ltd.                                        81,000         306,797
Ryoden Trading Co., Ltd.                          69,000         434,651
Ryosan Co., Ltd.                                  26,100         617,527
Ryoyo Electro Corp.                               39,800         389,463
Sagami Railway Co., Ltd.(a)                      158,000         642,889
Saibu Gas Co., Ltd.                              157,000         388,024
Sakata INX Corp.                                  90,000         357,161
Sanei-International Co., Ltd.                     10,200         144,082
San-In Godo Bank Ltd. (The)                       79,000         632,571
Sanken Electric Co., Ltd.(a)                      30,000         176,621
Sankyo Seiko Co., Ltd.(a)                        111,600         321,788

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  79

WisdomTree International SmallCap Dividend Fund

March 31, 2008

==============================================================================
Investments                                          Shares       U.S. $ Value
------------------------------------------------------------------------------
Sankyu, Inc.                                           79,000     $    430,180
Sanwa Shutter Corp.                                    79,000          343,668
Sanyo Chemical Industries Ltd.(a)                      49,000          240,729
Sanyo Denki Co., Ltd.                                  24,000          104,164
Sanyo Shokai Ltd.                                     131,000          839,685
Sanyo Special Steel Co., Ltd.                         155,000          700,759
Sato Shoji Corp.                                       60,100          416,627
Seikagaku Corp.                                        45,700          516,527
Seiko Holdings Corp.                                   55,000          265,233
Sekisui Plastics Co., Ltd.                            150,000          384,287
Shiga Bank Ltd. (The)                                  79,000          536,535
Shimachu Co., Ltd.                                     15,800          475,421
Shindengen Electric Manufacturing Co., Ltd.            18,000           35,264
Shinkawa Ltd.                                          24,300          294,427
Shinko Electric Industries                              8,100           91,551
Shonai Bank Ltd. (The)                                173,000          418,878
Showa Corp.                                            31,600          281,284
Sohgo Security Services Co., Ltd.                      23,700          330,969
SSP Co., Ltd.(a)                                      158,000          739,720
Starzen Co., Ltd.                                     211,000          491,807
Sumida Corp.                                           33,800          422,097
Sumitomo Osaka Cement Co., Ltd.(a)                    158,000          366,685
Sumitomo Real Estate Sales Co., Ltd.                    5,710          193,900
Sumitomo Warehouse Co., Ltd. (The)                     79,000          372,241
Sundrug Co., Ltd.(a)                                   23,700          669,081
Suruga Corp.                                           17,600           50,571
Sysmex Corp.                                           15,800          571,457
Tadano Ltd.                                            74,000          743,457
Taiyo Yuden Co., Ltd.                                  14,000          136,716
Takagi Securities Co., Ltd.                            36,000           79,570
Takara Holdings, Inc.                                  79,000          543,678
TIS, Inc.(a)                                           23,800          483,006
TOA Corp.                                              67,000          537,831
Tocalo Co., Ltd.                                       12,300          196,237
Toda Corp.(a)                                         155,000          638,469
Toho Pharmaceutical Co., Ltd.                          31,500          805,420
Toho Zinc Co., Ltd.                                    27,000          145,125
Tokai Carbon Co., Ltd.                                 79,000          800,040
Tokai Rubber Industries, Inc.                          31,600          455,578
Tokai Tokyo Securities Co., Ltd.                      246,000          815,593
Token Corp.                                             5,860          198,405
Tokyo Seimitsu Co., Ltd.(a)                             9,100          167,308
Tokyo Steel Manufacturing Co., Ltd.                     9,500          129,040
Tokyo Style Co., Ltd.                                  79,000          785,754
Tokyo Tomin Bank Ltd. (The)                            15,800          329,382
Tokyu Store Chain Co., Ltd.                            94,000          474,084
Toppan Forms Co., Ltd.                                 38,600          390,518
Toshiba Machine Co., Ltd.                              79,000          482,564
Toshiba TEC Corp.                                      79,000          480,183
Touei Housing Corp.                                    40,600          260,238
Toyo Ink Manufacturing Co., Ltd.                       79,000          273,823
Toyo Suisan Kaisha Ltd.                                66,000          994,625
Toyobo Co., Ltd.                                      158,000          330,175
Toyota Auto Body Co., Ltd.                             31,600          633,048
Trans Cosmos, Inc.(a)                                  45,300          546,595
Tsubakimoto Chain Co.                                  79,000          469,865
ULVAC, Inc.(a)                                         15,800          633,365
Uniden Corp.                                           74,000          454,252
Union Tool Co.                                          7,900          296,840
Valor Co., Ltd.                                        24,200          257,962
Xebio Co., Ltd.                                        15,800          405,576
Yamatake Corp.                                         23,700          665,510
Yamato Kogyo Co., Ltd.                                 23,700          957,191
Yamazaki Baking Co., Ltd.(a)                           79,000          749,244
Yokohama Reito Co., Ltd.(a)                            72,000          508,525
Yokohama Rubber Co., Ltd. (The)                       151,000          723,635
Yurtec Corp.                                           96,000          508,284
Zensho Co., Ltd.                                       24,400          144,142
ZERIA Pharmaceutical Co., Ltd.(a)                      59,000          617,652
                                                                   -----------
Total Japan                                                        109,407,685
------------------------------------------------------------------------------
Netherlands - 2.5%
Arcadis N.V.                                            8,676          525,157
Ballast Nedam N.V.                                      6,130          243,804
Beter Bed Holding N.V.                                 12,768          290,120
Corporate Express(a)                                   73,482          858,133
CSM N.V.                                               25,087          859,827
Draka Holding                                           9,122          295,156
Exact Holding N.V.                                     15,926          542,312
Heijmans N.V.(a)                                       13,909          538,646
ICT Automatisering N.V.                                 9,788          136,019
Imtech N.V.                                            35,144          936,106
Innoconcepts                                            4,114           74,967
Koninklijke Wessanen N.V.                              73,942        1,039,252
Macintosh Retail Group N.V.                            12,267          367,372
Nutreco Holding N.V.                                   23,279        1,796,384
OCE N.V.                                               65,176        1,113,301
Sligro Food Group NV                                    5,352          209,214
Smit Internationale N.V.                               10,651        1,088,569
Ten Cate N.V.                                          10,221          378,169
Wegener N.V.(a)                                        33,702          701,709
                                                                   -----------
Total Netherlands                                                   11,994,217
------------------------------------------------------------------------------
New Zealand - 3.5%
Air New Zealand Ltd.                                  988,161        1,002,191
Auckland International Airport Ltd.                 1,134,445        2,033,533
Blue Chip Financial Solutions Ltd.+                   716,267           58,846
Fisher & Paykel Appliances Holdings Ltd.              430,738          795,819
Fisher & Paykel Healthcare Corp.                      301,368          694,221
Freightways Ltd.                                      159,004          431,281
Hallenstein Glasson Holdings Ltd.                      98,794          291,269
Infratil Ltd.                                         293,037          490,722
Mainfreight Ltd.                                      109,384          511,686
New Zealand Refining Co., Ltd. (The)                  437,719        2,405,501
Nuplex Industries Ltd.                                 91,561          442,709
PGG Wrightson Ltd.                                    285,093          466,211
Port of Tauranga Ltd.                                 118,446          564,321

                       See Notes to Financial Statements.

80  WisdomTree International Dividend Funds

WisdomTree International SmallCap Dividend Fund

March 31, 2008

====================================================================================
Investments                                                 Shares      U.S. $ Value
------------------------------------------------------------------------------------
Pumpkin Patch Ltd.                                       144,788         $   208,313
Sanford Ltd.                                             116,241             379,263
Sky City Entertainment Group Ltd.                        487,374           1,413,910
TrustPower Ltd.                                          105,102             623,865
Vector Ltd.                                            1,296,786           1,753,597
Warehouse Group Ltd. (The)                               483,055           2,225,499
                                                                         -----------
Total New Zealand                                                         16,792,757
------------------------------------------------------------------------------------
Norway - 2.1%
ABG Sundal Collier ASA                                   879,222           1,600,394
Acta Holding ASA(a)                                      532,463           1,781,251
BW Gas ASA                                               116,077           1,014,182
Camillo Eitzen & Co. ASA*(a)                              23,859             291,092
EDB Business Partner ASA                                  31,600             233,187
Ekornes ASA(a)                                            39,265             714,717
Hafslund ASA Class B                                      15,807             304,056
Scana Industrier*                                         37,000             110,671
Sparebank 1 SR Bank*                                      82,163             852,875
Sparebanken Midt-Norge                                    77,024             773,006
Sparebanken Nord-Norge                                    28,339             563,239
Tomra Systems ASA(a)                                      29,010             219,784
Veidekke ASA                                             168,590           1,667,073
                                                                         -----------
Total Norway                                                              10,125,527
------------------------------------------------------------------------------------
Portugal - 0.8%
Banif SGPS, S.A.                                         137,943             616,389
Corticeira Amorim-Industria S.A.                          56,557             144,284
Finibanco Holding SGPS S.A.                               45,302             223,246
Mota-Engil, SGPS, S.A.                                    85,693             653,125
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.          221,963             794,868
Semapa-Sociedade de Investimento
  e Gestao, SGPS, S.A.                                   109,362           1,403,645
                                                                         -----------
Total Portugal                                                             3,835,557
------------------------------------------------------------------------------------
Singapore - 5.3%
Ascott Group Ltd. (The)+(a)                              166,000             207,176
Beyonics Technology Ltd.                                 527,171              97,543
Cerebos Pacific Ltd.                                     220,000             605,014
China Merchants Holdings Pacific Ltd.                    565,000             323,876
Creative Technology Ltd.(a)                              153,750             684,994
CSE Global Ltd.                                          107,000              72,205
Guocoland Ltd.(a)                                        431,102           1,248,120
Hong Leong Asia Ltd.                                     114,000             211,762
Hotel Properties Ltd.                                    304,000             599,993
HTL International Holdings Ltd.                          979,000             277,045
Inter-Roller Engineering Ltd.(a)                         456,000             162,130
Jaya Holdings Ltd.                                     1,803,000           1,936,248
Jurong Technologies Industrial Corp. Ltd.(a)             967,000             210,500
Keppel Telecommunications & Transportation Ltd.(a)       250,538             725,354
MobileOne Ltd.                                         1,314,800           2,022,549
Parkway Holdings Ltd.(a)                                 703,000           1,632,333
Raffles Education Corp., Ltd.                          1,344,000           1,004,477
Robinson & Co., Ltd.                                      30,000             150,419
Sing Holdings Ltd.                                       905,000             295,505
Singapore Airport Terminal Services Ltd.(a)              980,000           1,635,526
Singapore Petroleum Co., Ltd.                            542,000           2,658,579
Singapore Post Ltd.                                    2,478,000           2,067,772
Singapore Reinsurance Corp., Ltd.                        787,000             194,159
SMRT Corp. Ltd.                                        1,921,000           2,536,894
Straits Trading Co., Ltd.                                309,000           1,504,473
UOB Kay Hian Holdings Ltd.                               938,000           1,334,020
WBL Corp., Ltd.(a)                                       237,000             920,038
XP Power Ltd.                                             29,196             131,141
                                                                         -----------
Total Singapore                                                           25,449,845
------------------------------------------------------------------------------------
Spain - 0.9%
Adolfo Dominguez S.A.                                      4,328             132,701
Campofrio Alimentacion S.A.*(a)                           37,457             583,435
Cie Automotive S.A.                                       25,977             254,380
Duro Felguera S.A.                                        36,949             418,615
Grupo Empresarial Ence S.A.                               63,968             594,986
Itinere Infraestructure S.A.(a)                           48,760             592,605
Montebalito S.A.                                          12,727             161,333
Prosegur Cia de Seguridad S.A.                            19,119             804,938
Tavex Algodonera S.A.*                                    50,409             123,807
Tubacex S.A.(a)                                           17,318             192,363
Tubos Reunidos, S.A.                                      47,843             348,724
Uralita S.A.(a)                                           42,055             370,509
                                                                         -----------
Total Spain                                                                4,578,396
------------------------------------------------------------------------------------
Sweden - 5.3%
Aangpanneforeningen AB Class B                             5,300             130,267
AarhusKarlshamn AB                                        26,677             737,785
Axfood AB                                                 60,066           2,142,339
Bilia AB Class A                                          19,700             328,890
Billerud AB                                               12,917             147,033
Brostrom AB Class B                                       94,300             682,210
Cardo AB                                                  15,807             437,162
Clas Ohlson AB Class B(a)                                 31,610             578,367
Connecta AB                                               17,200             200,137
D. Carnegie & Co. AB(a)                                  144,731           2,440,677
Eniro AB                                                 182,632           1,330,484
Hakon Invest AB                                           75,900           1,775,921
Haldex AB(a)                                              34,800             614,727
HIQ International AB                                      27,600             149,870
Hoganas AB Class B                                        23,709             564,743
HQ AB                                                      8,450             222,295
Intrum Justitia AB                                        62,229           1,109,742
KappAhl Holding AB*                                       35,664             333,789
Kungsleden Fastighets AB                                 302,750           3,765,261
L E Lundbergforetagen AB Class B                          11,857             679,834
NCC AB Class B                                            64,710           1,887,846
Nibe Industrier AB Class B(a)                             63,229             589,112
Nobia AB                                                  71,127             614,720
Rederi AB Transatlantic                                   22,800             168,406
Seco Tools Class B                                        33,959             641,390
SkiStar AB                                                11,600             187,792
SSAB Svenskt Stal AB Series B                             38,222             982,952

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  81

WisdomTree International SmallCap Dividend Fund

March 31, 2008

======================================================================
Investments                                   Shares      U.S. $ Value
----------------------------------------------------------------------
Svolder AB Class B                              23,400     $   222,953
Trelleborg AB Class B                           78,622       1,571,127
Wihlborgs Fastigheter AB                        20,900         478,448
                                                           -----------
Total Sweden                                                25,716,279
----------------------------------------------------------------------
Switzerland - 0.6%
Bellevue Group AG                               14,796       1,024,747
Bucher Industries AG                             1,153         313,591
Kudelski S.A.(a)                                 8,610         126,924
Rieter Holding AG                                2,385         916,334
Schmolz & Bickenbach                             4,202         349,016
                                                           -----------
Total Switzerland                                            2,730,612
----------------------------------------------------------------------
United Kingdom - 17.6%
Aberdeen Asset Management PLC                  516,401       1,421,490
Accident Exchange Group PLC                    171,158         119,062
Aero Inventory PLC                              23,144         275,992
Alexon Group PLC                                43,195          82,416
ATH Resources PLC                              144,904         559,808
Atkins WS PLC                                   70,649       1,475,759
Avon Rubber PLC                                137,070         251,994
Babcock International Group PLC                144,452       1,640,766
BBA Aviation PLC                                78,942         236,130
Blacks Leisure Group PLC(a)                    139,393         407,254
Bloomsbury Publishing PLC                      139,304         456,830
Bodycote International PLC                     270,915       1,006,889
Bovis Homes Group PLC                           40,591         488,888
Brit Insurance Holdings PLC                    455,537       2,193,281
Britvic PLC                                     87,320         553,185
Business Post Group PLC                         18,627         105,510
Capital & Regional PLC                          20,623         225,435
Carillion PLC                                  224,624       1,764,554
Carpetright PLC(a)                              95,950       1,454,091
Centaur Media PLC                              191,094         298,142
Charles Taylor Consulting PLC                   72,622         399,811
Communisis PLC                                  66,986          84,208
Computacenter PLC                               32,470         110,676
Cranswick PLC                                   72,791         745,061
Croda International PLC                        145,540       1,917,797
Dairy Crest Group PLC                          123,397       1,150,229
Davis Service Group PLC                        148,653       1,459,511
Dawson Holdings PLC                            275,445         514,600
De La Rue PLC                                  117,359       2,067,769
Debenhams PLC(a)                               135,710         153,068
Devro PLC                                      267,581         426,783
DS Smith PLC                                   504,993       1,570,748
DTZ Holdings PLC                                 9,673          41,526
Electrocomponents PLC                          728,591       2,631,874
Euromoney Institutional Investor PLC           115,147         908,552
Expro International Group PLC                    9,101         211,632
F&C Asset Management PLC(a)                    638,623       2,313,230
Filtrona PLC                                   224,230         766,530
Findel PLC                                     120,254       1,183,073
FKI PLC                                        606,329         840,542
Forth Ports PLC                                 39,429       1,611,186
GCAP Media PLC                                 205,186         800,321
Go-Ahead Group PLC                              38,685       1,200,196
Greggs PLC                                      16,081       1,443,996
Halfords Group PLC                             226,617       1,276,887
Halma PLC                                      365,809       1,408,649
Highway Insurance Holdings PLC                 165,195         213,411
HMV Group PLC(a)                               797,174       2,055,737
Homeserve PLC                                   45,002       1,719,958
IG Group Holdings PLC                          278,430       1,810,934
Intermediate Capital Group PLC                  10,244         318,226
Interserve PLC                                  77,583         744,382
J D Wetherspoon PLC                             40,471         219,590
Jardine Lloyd Thompson Group PLC               322,838       2,375,671
JJB Sports PLC                                 122,962         266,382
Laird Group PLC                                120,152       1,205,950
Laura Ashley Holdings PLC                      159,464          82,403
Lupus Capital PLC                               39,693          48,123
McKay Securities PLC                            21,509         119,698
Melrose PLC                                     26,796          76,690
Metalrax Group PLC                             315,678         172,538
Misys PLC                                      483,015       1,329,588
Mitie Group PLC                                314,730       1,513,772
MJ Gleeson Group PLC                            66,204         311,845
Morse PLC                                       63,113          79,025
N. Brown Group PLC                             284,195       1,375,379
Northgate PLC                                   67,557         763,322
Pendragon PLC                                  898,901         602,966
Premier Farnell PLC                            516,250       1,828,927
PZ Cussons PLC                                 397,331       1,460,935
Redrow PLC                                     151,023         972,512
Renishaw PLC                                    76,008       1,029,513
Restaurant Group PLC                           230,391         705,169
Rotork PLC                                      91,280       1,957,510
Savills PLC                                    124,945         875,356
Spectris PLC                                   108,011       1,598,231
Spirax-Sarco Engineering PLC                    78,627       1,604,904
SSL International PLC                          189,202       1,705,336
St. Ives Group PLC                             100,323         484,522
Stagecoach Group PLC                           673,162       3,237,739
T. Clarke PLC                                  119,177         409,775
Taylor Nelson Sofres PLC                       288,950         908,810
Terrace Hill Group PLC                          34,106          35,757
Topps Tiles PLC                                229,383         517,445
Ultra Electronics Holdings PLC                  69,681       1,790,687
UTV Media PLC                                   69,875         329,137
Vantis PLC                                     120,440         213,043
Victrex PLC                                     89,236       1,331,947
VT Group PLC                                   141,366       1,845,938
Wagon PLC                                      146,160          50,110
Warner Estate Holdings PLC                      37,503         238,519
Woolworths Group PLC(a)                      1,743,268         381,122
                                                           -----------
Total United Kingdom                                        85,174,465
----------------------------------------------------------------------

                       See Notes to Financial Statements.

82  WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund

March 31, 2008

==========================================================================
Investments                                       Shares      U.S. $ Value
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $547,263,858)                                          $477,512,814
==========================================================================
RIGHTS* - 0.0%
Australia - 0.0%
Primary Health Care Ltd.,
expiring 4/13/08 (Cost: $0)                      118,180            10,788
==========================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $547,263,858)                                           477,523,602
==========================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 2.78%(b)
(Cost: $41,495)                                   41,495            41,495
==========================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 15.8%
MONEY MARKET FUNDS(c) - 15.8%
UBS Enhanced Yield Portfolio, 3.09%                   13                13
UBS Private Money Market Fund LLC, 3.17%      76,207,728        76,207,728
                                                              ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $76,207,741)(d)                                          76,207,741
==========================================================================
TOTAL INVESTMENTS IN SECURITIES - 114.7%
(Cost: $623,513,094)                                           553,772,838
Liabilities in Excess Foreign Currency and
Other Assets - (14.7)%                                         (71,012,296)
                                                              ------------
NET ASSETS - 100.0%                                           $482,760,542
==========================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2008.

(c)   Interest rates shown reflect yields as of March 31, 2008.

(d) At March 31, 2008, the total market value of the Fund's securities on loan was $68,272,193 and the total market value of the collateral held by the Fund was $76,207,741.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  83

Schedule of Investments

WisdomTree International Real Estate Fund

March 31, 2008

====================================================================================
Investments                                                 Shares      U.S. $ Value
------------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Australia - 30.5%
Abacus Property Group                                    228,542         $   276,428
ALE Property Group                                        41,911             102,533
APN/UKA European Retail Trust                            363,874             122,900
Aspen Group                                               97,870             150,539
Australand Property Group                                542,061             895,625
Babcock & Brown Japan Property Trust                     265,720             261,968
Bunnings Warehouse Property Trust                        100,738             179,319
CFS Retail Property Trust                                776,568           1,538,292
Charter Hall Group                                        89,578             114,480
Commonwealth Property Office Fund                        822,550             998,650
DB RREEF Trust                                         1,327,111           2,041,299
FKP Property Group(a)                                     81,007             210,750
Goodman Group                                            571,927           2,250,181
GPT Group                                                893,197           2,649,904
ING Industrial Fund                                      579,957           1,127,651
ING Office Fund                                          646,547             782,016
ING Real Estate Community Living Group                   254,421             155,606
Lend Lease Corp. Ltd.                                    104,128           1,259,456
Macquarie CountryWide Trust                              651,004             695,295
Macquarie DDR Trust                                      597,923             231,971
Macquarie Leisure Trust Group                             73,350             168,063
Macquarie Office Trust                                 1,056,964             878,013
Mirvac Group                                             478,044           1,754,258
Mirvac Industrial Trust                                  327,568             118,113
Reckson New York Property Trust                          207,789              73,027
Rubicon America Trust(a)                                 350,534              39,998
Rubicon Europe Trust Group(a)                            369,471              33,390
Stockland                                                519,363           3,313,962
Sunland Group Ltd.                                       106,648             240,464
Tishman Speyer Office Fund                               186,322             233,866
Valad Property Group                                     336,076             297,583
Westfield Group                                          690,288          11,216,305
                                                                         -----------
Total Australia                                                           34,411,905
------------------------------------------------------------------------------------
Belgium - 0.6%
Cofinimmo                                                  3,352             727,345
------------------------------------------------------------------------------------
Denmark - 0.1%
Nordicom A/S                                                 504              64,790
------------------------------------------------------------------------------------
Finland - 0.6%
Citycon Oyj*                                              35,912             220,789
Sponda Oyj(a)                                             28,357             371,597
Technopolis PLC                                            7,801              69,840
                                                                         -----------
Total Finland                                                                662,226
------------------------------------------------------------------------------------
France - 6.4%
Acanthe Developpement S.A.                               114,308             429,270
Gecina S.A.                                               14,145           2,118,072
Klepierre                                                 25,788           1,588,321
Mercialys                                                  6,947             318,237
Societe de la Tour Eiffel                                  2,242             334,793
Societe Immobiliere De Location pour l'Industrie et
  le Commerce                                              3,753             571,311
Unibail-Rodamco                                            7,408           1,913,468
                                                                         -----------
Total France                                                               7,273,472
------------------------------------------------------------------------------------
Germany - 0.7%
Deutsche Euroshop AG                                       8,966             377,198
DIC Asset AG                                               4,253             141,993
IVG Immobilien AG                                         10,198             286,342
                                                                          ----------
Total Germany                                                                805,533
------------------------------------------------------------------------------------
Hong Kong - 26.7%
Cheung Kong (Holdings) Ltd.                              390,769           5,548,093
GZI Real Estate Investment Trust                         130,357              50,750
Hang Lung Group Ltd.                                     208,898             986,400
Hang Lung Properties Ltd.                                769,209           2,722,872
Henderson Investment Ltd.                                439,769              53,680
Henderson Land Development Co., Ltd.                     459,610           3,265,697
Hysan Development Co., Ltd.                              199,988             560,172
Kowloon Development Co., Ltd.                            345,257             664,532
Link REIT (The)                                          404,421             896,883
New World Development Co., Ltd.                          575,723           1,395,136
Shun TAK Holdings Ltd.                                   166,285             220,065
Sino Land Co. Ltd.                                       902,085           1,947,234
Sun Hung Kai Properties Ltd.                             498,311           7,772,854
Swire Pacific Ltd. Class A                                55,306             623,919
Swire Pacific Ltd. Class B                               188,075             419,027
Wharf Holdings Ltd.                                      579,723           2,729,957
Wheelock & Co., Ltd.                                     110,838             310,461
                                                                         -----------
Total Hong Kong                                                           30,167,732
------------------------------------------------------------------------------------
Italy - 1.3%
Aedes SpA                                                 20,091              61,060
Beni Stabili SpA                                         541,229             681,367
Immobiliare Grande Distribuzione                          33,743             121,906
Pirelli & C Real Estate SpA                               13,229             496,380
Risanamento SpA*                                          33,439              98,924
                                                                         -----------
Total Italy                                                                1,459,637
------------------------------------------------------------------------------------
Japan - 9.7%
Advance Residence Investment Corp.                            27              93,585
Ardepro Co., Ltd.                                            539              27,184
Creed Office Investment Corp.                                 52             172,402
DA Office Investment Corp.                                    28             123,776
Frontier Real Estate Investment Corp.                         15             127,794
Fukuoka REIT Corp.                                            27             164,656
Global One Real Estate Investment Corp.                       25             281,308
Hankyu REIT, Inc.                                             22             131,733
Heiwa Real Estate Co., Ltd.                               16,000              76,194
Japan Excellent, Inc.                                         20             122,369
Japan Logistics Fund, Inc.                                    12              80,293
Japan Prime Realty Investment Corp.                          149             492,500
Japan Real Estate Investment Corp.                            81             943,990
Japan Retail Fund Investment Corp.                           102             644,577
Japan Single-Residence REIT, Inc.                             27              65,374
Joint Corp.                                                2,619              16,919
Joint REIT Investment Corp.                                   12              33,878
Kenedix Realty Investment Corp.                               52             315,025

                       See Notes to Financial Statements.

84  WisdomTree International Dividend Funds

WisdomTree International Real Estate Fund

March 31, 2008

===================================================================================
Investments                                                Shares      U.S. $ Value
-----------------------------------------------------------------------------------
Kenedix, Inc.                                                49         $    54,152
LCP Investment Corp.                                         27              75,139
Leopalace21 Corp.                                        15,959             258,301
Meiwa Estate Co., Ltd.                                   10,850              77,831
MID REIT, Inc.                                               27             105,792
Mitsubishi Estate Co., Ltd.                              33,128             805,443
Mitsui Fudosan Co., Ltd.                                 29,128             579,136
Mori Hills REIT Investment Corp.                              5              31,848
Mori Trust Sogo REIT, Inc.                                   46             395,137
New City Residence Investment Corp.                          55             171,297
Nippon Accommodations Fund, Inc.                             22             106,093
Nippon Building Fund, Inc.                                   85           1,076,003
Nippon Commercial Investment Corp.                           27             104,436
Nippon Residential Investment Corp.                          58             202,783
Nomura Real Estate Holdings, Inc.                        10,382             173,146
Nomura Real Estate Office Fund, Inc.                         54             438,358
NTT Urban Development Corp.                                  83             119,244
Orix JREIT, Inc.                                             45             262,219
Premier Investment Co.                                       27             162,486
re-plus residential investment, Inc.                         27              78,123
Shoei Co., Ltd.                                             313               3,906
Sumitomo Real Estate Sales Co., Ltd.                      1,790              60,785
Sumitomo Realty & Development Co., Ltd.                   6,770             119,505
Suncity Co., Ltd.                                           203              28,899
Suruga Corp.                                              4,950              14,223
TOC Co., Ltd.                                            12,559              94,380
Toho Real Estate Co., Ltd.                               10,760              70,807
Tokyo Tatemono Co., Ltd.                                 23,000             151,585
Tokyu Land Corp.                                         27,128             170,342
Tokyu Livable, Inc.                                       2,387              20,216
Tokyu REIT, Inc.                                             49             369,217
Top REIT, Inc.                                               54             233,285
United Urban Investment Corp.                                54             336,364
Urban Corp.                                              20,405              86,921
                                                                        -----------
Total Japan                                                              10,950,959
-----------------------------------------------------------------------------------
Netherlands - 1.5%
Eurocommercial Properties N.V. Class A                   10,382             582,194
VastNed Offices/Industrial N.V.*                         10,067             358,434
VastNed Retail N.V.                                       7,346             784,077
                                                                        -----------
Total Netherlands                                                         1,724,705
-----------------------------------------------------------------------------------
New Zealand - 0.9%
AMP NZ Office Trust                                     165,845             148,642
Goodman Property Trust                                  279,441             292,196
ING Property Trust                                      356,961             266,611
Kiwi Income Property Trust                              292,356             278,119
                                                                        -----------
Total New Zealand                                                           985,568
-----------------------------------------------------------------------------------
Singapore - 7.6%
Allgreen Properties Ltd.                              2,183,032           1,948,358
Ascendas Real Estate Investment Trust                   515,503             890,249
CapitaCommercial Trust(a)                               284,190             457,789
CapitaLand Ltd.                                         160,507             739,556
CapitaMall Trust                                        383,805             960,801
CDL Hospitality Trusts                                   13,000              19,526
City Developments Ltd.                                  126,540           1,011,843
Fortune Real Estate Investment Trust(a)                 413,402             271,428
GuocoLand Ltd.(a)                                        82,768             239,629
Keppel Land Ltd.                                         27,128             109,248
Macquarie MEAG Prime Real Estate Investment Trust       387,300             345,666
Mapletree Logistics Trust                               268,911             194,149
Singapore Land Ltd.                                     129,756             640,236
Suntec Real Estate Investment Trust(a)                  313,212             329,541
United Industrial Corp., Ltd.                           102,414             205,103
Wheelock Properties S Ltd.(a)                            49,271              70,788
Wing Tai Holdings Ltd.                                  101,402             161,137
                                                                         ----------
Total Singapore                                                           8,595,047
-----------------------------------------------------------------------------------
Spain - 2.2%
Afirma Grupo Inmobiliario S.A.*                          13,402              55,426
Metrovacesa S.A.(a)                                      17,544           2,318,465
Renta Corp Real Estate S.A.                               3,838              67,809
                                                                        -----------
Total Spain                                                               2,441,700
-----------------------------------------------------------------------------------
Sweden - 3.2%
Castellum AB(a)                                          36,977             452,083
Fabege AB(a)                                             69,122             740,183
Hufvudstaden AB Class A(a)                               29,390             309,762
Klovern AB                                               50,232             204,996
Kungsleden Fastighet AB                                 116,149           1,444,530
Wallenstam Byggnads AB Class B                            8,141             165,430
Wihlborgs Fastigheter AB                                 14,139             323,674
                                                                        -----------
Total Sweden                                                              3,640,658
-----------------------------------------------------------------------------------
Switzerland - 0.5%
Allreal Holding AG                                        2,696             381,346
Intershop Holdings                                          715             234,948
                                                                        -----------
Total Switzerland                                                           616,294
-----------------------------------------------------------------------------------
United Kingdom - 6.9%
Big Yellow Group PLC                                     10,948              94,598
British Land Co. PLC                                     70,755           1,290,239
Brixton PLC                                              59,436             389,826
Capital & Regional PLC                                       68                 743
Daejan Holdings PLC                                       2,169             133,637
DTZ Holdings PLC                                          9,109              39,105
Grainger PLC                                             12,024              98,339
Great Portland Estates PLC                               25,168             264,863
Hammerson PLC                                            34,243             758,165
Helical Bar PLC                                           9,616              71,860
Land Securities Group PLC                                93,563           2,806,081
Liberty International PLC(a)                             34,615             671,117
Quintain Estates & Development PLC                       15,736             140,973
Savills PLC                                                  47                 329
Segro Plc                                                53,783             543,020
Shaftesbury PLC                                          10,396             119,323
St. Modwen Properties PLC                                18,390             179,187
UNITE Group PLC                                           8,089              52,732
Warner Estate (Holdings) PLC                                 85                 541
Workspace Group PLC                                      15,635              85,300
                                                                        -----------
Total United Kingdom                                                      7,739,978
-----------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  85

Schedule of Investments (concluded)

WisdomTree International Real Estate Fund

March 31, 2008

===================================================================================
Investments                                               Shares       U.S. $ Value
-----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $128,896,430)                                                   $112,267,549
===================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 4.3%
MONEY MARKET FUNDS(b) - 4.3%
AIM Liquid Assets Portfolio, 3.14%                             1                  1
UBS Private Money Market Fund LLC, 3.17%               4,824,158          4,824,158
                                                                       ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $4,824,159)(c)                                                     4,824,159
===================================================================================
TOTAL INVESTMENTS IN SECURITIES - 103.7%
(Cost: $133,720,589)                                                    117,091,708
Liabilities in Excess of Foreign Currency and Other
Assets - (3.7)%                                                          (4,129,493)
                                                                       ------------
NET ASSETS - 100.0%                                                    $112,962,215
===================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $3,985,373, and the total market value of the collateral held by the Fund was $4,824,159.

                       See Notes to Financial Statements.

86  WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Emerging Markets High-Yielding Equity Fund

March 31, 2008

================================================================================
Investments                                             Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
Brazil - 14.0%
AES Tiete S.A.                                     12,508,000        $   486,013
Brasil Telecom Participacoes S.A.                      16,124            453,704
Cia de Concessoes Rodoviarias                          41,598            618,558
Cia Energetica de Minas Gerais                         19,798            311,378
CPFL Energia S.A.                                     120,598          2,434,721
Gerdau S.A.                                            26,798            691,215
Grendene S.A.                                          14,498            149,250
Localiza Rent A Car S.A.                               33,098            316,120
Petroleo Brasileiro S.A.                              254,796         13,055,288
Souza Cruz S.A.                                        52,398          1,357,523
Telecomunicacoes de Sao Paulo S.A.                     61,898          1,378,146
Tractebel Energia S.A.                                149,998          1,895,886
                                                                     -----------
Total Brazil                                                          23,147,802
--------------------------------------------------------------------------------
Chile - 2.0%
Banco de Chile                                      9,140,695            802,649
Banco Santander Chile S.A.                         21,178,041          1,066,537
CorpBanca S.A.                                     33,255,450            232,183
Empresa Nacional de Telecomunicaciones S.A.            23,197            413,123
Empresas Iansa S.A.                                   180,555             12,193
Inversiones Aguas Metropolitanas S.A.                 247,109            321,862
Lan Airlines S.A.*                                     33,342            471,680
                                                                     -----------
Total Chile                                                            3,320,227
--------------------------------------------------------------------------------
China - 2.5%
Angang Steel Co., Ltd. Class H                        193,996            442,687
Anhui Expressway Co. Class H                          143,984            103,416
Chongqing Iron & Steel Co., Ltd. Class H              131,984             45,787
Huaneng Power International, Inc. Class H             591,992            449,536
PetroChina Co. Ltd. Class H                         2,485,968          3,104,725
Shenzhen Expressway Co., Ltd. Class H                 103,984             79,496
                                                                     -----------
Total China                                                            4,225,647
--------------------------------------------------------------------------------
Czech Republic - 1.8%
Komercni Banka A.S.                                     5,489          1,317,945
Telefonica O2 Czech Republic A.S.                      53,702          1,727,553
                                                                     -----------
Total Czech Republic                                                   3,045,498
--------------------------------------------------------------------------------
Hungary - 0.6%
Magyar Telekom Telecommunications PLC                 202,590            998,828
--------------------------------------------------------------------------------
Indonesia - 1.5%
Gudang Garam Tbk PT                                   268,496            223,139
International Nickel Indonesia Tbk PT               2,286,960          1,739,133
Tempo Scan Pacific Tbk PT                             556,442             36,270
Unilever Indonesia Tbk PT                             770,904            577,864
                                                                     -----------
Total Indonesia                                                        2,576,406
--------------------------------------------------------------------------------
Isreal - 6.1%
Bank Hapoalim BM                                      223,212            859,565
Bank Leumi Le-Israel BM                               460,655          1,969,587
Bezeq Israeli Telecommunication Corp. Ltd.          1,079,417          2,017,231
Blue Square-Israel Ltd.                                 1,852             19,398
Clal Industries and Investments Ltd.                   27,452            141,860
Delek Automotive Systems Ltd.                          19,997            280,280
Discount Investment Corp.                              17,951            460,968
IDB Development Corp., Ltd.                            31,164            960,955
IDB Holding Corp., Ltd.                                17,319            542,376
Israel Chemicals Ltd.                                 142,822          1,993,721
Migdal Insurance & Financial Holding Ltd.             173,668            250,742
Mizrahi Tefahot Bank Ltd.                              34,064            266,019
Partner Communications Co.                             16,719            369,256
                                                                     -----------
Total Israel                                                          10,131,958
--------------------------------------------------------------------------------
Malaysia - 6.7%
Batu Kawan Bhd                                         48,500            153,150
Berjaya Sports Toto Bhd                               441,500            710,872
British American Tobacco (Malaysia) Bhd*               64,500            857,042
Fraser & Neave Holdings Bhd+                          55,300            135,721
Gamuda Bhd                                            227,900            235,132
Hong Leong Bank Bhd                                   164,500            298,296
Malayan Banking Bhd                                   846,500          2,236,337
Malaysian Bulk Carriers Bhd                           223,400            298,938
Padiberas Nasional Bhd                                 58,400             32,683
Petronas Gas Bhd                                      227,500            711,271
PLUS Expressways Bhd                                  680,200            680,519
Public Bank Bhd                                       615,000          2,018,915
Shell Refining Co. Federation of Malaya Bhd            67,000            228,326
SP Setia Bhd                                          105,500            122,701
Star Publications Malaysia Bhd                        115,900            123,927
Telekom Malaysia Bhd                                  352,400          1,167,872
Uchi Technologies Bhd                                  85,700             49,569
UMW Holdings Bhd                                      117,200            221,685
Unisem M Bhd                                          102,800             40,175
YTL Power International Bhd                           975,064            740,786
                                                                      ----------
Total Malaysia                                                        11,063,917
--------------------------------------------------------------------------------
Mexico - 3.8%
Consorcio ARA SAB de C.V.                             146,500            149,156
Embotelladoras Arca SAB de C.V.                       123,898            477,398
Grupo Carso SAB de C.V. Series A1                     368,194          1,547,115
Grupo Continental SAB de C.V.*                        292,196            705,384
Grupo Mexico SAB de C.V. Series B                     342,694          2,271,112
Grupo Modelo SAB de C.V. Series C                      73,898            322,913
Kimberly-Clark de Mexico SAB de C.V. Series A*        173,996            770,753
                                                                      ----------
Total Mexico                                                           6,243,831
--------------------------------------------------------------------------------
Philippines - 1.5%
Bank of the Philippine Islands                        339,894            431,276
Globe Telecom, Inc.                                    18,968            683,429
Philippine Long Distance Telephone Co.                 20,618          1,389,506
                                                                      ----------
Total Philippines                                                      2,504,211
--------------------------------------------------------------------------------
Poland - 2.6%
Bank Millennium S.A.                                  108,327            404,710
KGHM Polska Miedz S.A.                                 47,825          2,207,026
Telekomunikacja Polska S.A.                           167,213          1,665,386
                                                                     -----------
Total Poland                                                           4,277,122
--------------------------------------------------------------------------------
Russia - 1.0%
Mechel ADR*                                            15,074          1,715,270
--------------------------------------------------------------------------------
South Africa - 7.1%
Afgri Ltd.                                            101,763             93,918

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  87

WisdomTree Emerging Markets High-Yielding Equity Fund

March 31, 2008

==============================================================================
Investments                                           Shares      U.S. $ Value
------------------------------------------------------------------------------
African Bank Investments Ltd.                       86,649         $   284,156
African Oxygen Ltd.                                 45,445             152,947
Anglo Platinum Ltd.                                 30,404           4,452,194
Astral Foods Ltd.                                    6,370              75,877
Highveld Steel and Vanadium Corp. Ltd.*             20,887             429,203
Hulamin Ltd.                                        12,118              35,758
Illovo Sugar Ltd.                                   36,141             131,818
JD Group Ltd.                                       13,143              59,048
Lewis Group Ltd.                                    15,952              82,248
Liberty Group Ltd.                                  32,408             292,756
Metropolitan Holdings Ltd.                         175,461             289,322
Nampak Ltd.                                         77,907             157,223
Northam Platinum Ltd.(a)                            49,800             435,769
Pick'n Pay Holdings Ltd.                            64,325              97,598
Pick'n Pay Stores Ltd.                              48,940             171,635
Pretoria Portland Cement Co., Ltd.                  71,910             354,396
Remgro Ltd.                                         57,784           1,393,173
Reunert Ltd.                                        33,738             234,566
Telkom S.A. Ltd.                                   146,170           2,359,873
Tongaat-Hulett                                      12,007             131,809
                                                                   -----------
Total South Africa                                                  11,715,287
------------------------------------------------------------------------------
South Korea - 7.9%
Daegu Bank                                          10,110             135,773
GS Home Shopping, Inc.                                 167              10,624
Kolon Engineering & Construction Co., Ltd.             265               2,890
Kookmin Bank                                        44,016           2,462,246
Korea Exchange Bank                                128,720           1,715,660
KT Corp.                                            39,650           1,879,707
KT&G Corp.                                          15,612           1,223,296
SK Telecom Co., Ltd.                                 1,156             217,695
SK Telecom Co., Ltd. ADR*                           72,703           1,571,112
S-Oil Corp.                                         61,318           3,906,867
                                                                   -----------
Total South Korea                                                   13,125,870
------------------------------------------------------------------------------
Taiwan - 29.6%
Acer, Inc.                                         331,485             593,584
Advantech Co., Ltd                                  67,851             160,361
Altek Corp.                                         42,600              65,906
Cheng Loong Corp.                                  133,000              52,973
China Motor Corp.                                  232,360             224,868
China Steel Corp.                                3,242,280           5,122,845
Chung HWA Pulp                                     136,000             104,531
Chunghwa Telecom Co., Ltd.                       1,974,363           5,192,698
Compal Communications, Inc.                         73,950             131,934
Compal Electronics, Inc.                           551,890             529,553
Eastern Media International Corp.                  229,000              80,656
Evergreen Marine Corp. (Taiwan) Ltd.               729,000             719,893
Far EasTone Telecommunications Co., Ltd.           651,209           1,114,662
Feng Hsin Iron & Steel Co.                         129,000             312,102
First Financial Holding Co., Ltd.                  964,360           1,011,039
Formosa Chemicals & Fibre Corp.                  1,342,000           3,480,953
Formosa International Hotels Corp.                   9,000             144,867
Formosa Petrochemical Corp.                      1,751,000           5,204,671
Formosa Plastics Corp.                           1,068,000           3,230,771
Fubon Financial Holding Co., Ltd.                  932,000           1,058,411
Gigabyte Technology Co., Ltd.                      157,000             124,031
Hotai Motor Co., Ltd.                              120,000             351,552
Inventec Appliances Corp.                          103,450             206,018
Kinpo Electronics, Inc.                            260,200              90,789
LEE Chang Yung Chem IND Corp.                       80,960              94,606
LITE-ON IT Corp.                                   120,045             102,344
Lite-On Technology Corp.                           362,869             422,239
Mega Financial Holding Co., Ltd.                 2,447,000           1,921,065
Nan Ya Plastics Corp.                            1,340,000           3,330,206
Novatek Microelectronics Corp. Ltd.                 75,159             274,614
POU Chen Corp.                                     320,715             311,959
President Chain Store Corp.                        107,000             366,299
Quanta Computer, Inc.                              541,440             747,656
Shihlin Electric & Engineering Corp.                76,000             103,695
Sincere Navigation Corp.                            95,000             194,506
SinoPac Financial Holdings Co., Ltd              1,098,000             520,456
Sunplus Technology Co., Ltd.                        65,000              80,342
Taiwan Cement Corp.                                426,040             826,010
Taiwan Fertilizer Co., Ltd.                        106,000             462,319
Taiwan Mobile Co., Ltd.                            714,880           1,376,602
Taiwan Secom Co., Ltd.                              65,000             133,939
Taiwan Semiconductor Manufacturing Co., Ltd.     2,754,000           5,720,220
Teco Electric and Machinery Co., Ltd.              254,000             156,349
Tung Ho Steel Enterprise Corp.                     168,000             315,213
U-Ming Marine Transport Corp.                      214,000             645,955
Wan Hai Lines Ltd.                                 514,000             478,816
Wintek Corp.                                       228,000             205,639
Yang Ming Marine Transport Corp.                   806,075             635,478
Yuen Foong Yu Paper Manufacturing Co., Ltd.        167,560              75,287
Yulon Motor Co., Ltd.                              193,848             282,035
                                                                   -----------
Total Taiwan                                                        49,093,517
------------------------------------------------------------------------------
Thailand - 8.1%
Advanced Info Service PCL                          693,990           2,204,192
Airports of Thailand PCL                           199,196             360,622
Asia Plus Securities PCL                           638,452              67,728
Bangkok Expressway PCL                             114,588              73,881
Banpu PCL                                           27,798             367,285
CalComp Electronics (Thailand) PCL               1,044,378             174,146
Charoen Pokphand Foods PCL                         967,694             140,152
Delta Electronics Thai PCL                         349,962             234,531
Electricity Generating PCL                          57,498             175,315
Hana Microelectronics PCL                          180,084             105,814
Kiatnakin Bank PCL                                 134,798             123,089
Kim Eng Securities Thailand PCL                    124,190              93,877
Krung Thai Bank PCL                              1,602,214             513,971
Major Cineplex Group PCL                           102,986              59,531
MCOT PCL                                           120,086             106,794
Phatra Securities PCL                               18,100              20,408
Precious Shipping PCL                              250,996             193,718
PTT Aromatics & Refining PCL*                      450,391             540,011
PTT Chemical PCL                                   205,996             686,980
PTT PCL                                            376,294           3,776,684

                       See Notes to Financial Statements.

88  WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Emerging Markets High-Yielding Equity Fund

March 31, 2008

=============================================================================
Investments                                            Shares    U.S. $ Value
-----------------------------------------------------------------------------
Ratchaburi Electricity Generating Holding PCL        182,496     $    268,078
Regional Container Lines PCL                          35,700           27,667
Samart Corp. PCL                                     297,186           72,680
Siam Cement PCL                                      217,096        1,475,576
Siam City Bank PCL*                                   65,300           35,673
Siam City Cement PCL                                  35,898          259,957
Thai Airways International PCL                       176,996          163,026
Thai Oil PCL                                         320,894          713,438
Thai Union Frozen Products PCL                       128,584           82,088
Thoresen Thai Agencies PCL                            89,098          120,269
Tisco Bank PCL                                       164,882          153,178
                                                                 ------------
Total Thailand                                                     13,390,359
-----------------------------------------------------------------------------
Turkey - 1.8%
Adana Cimento Class A                                 12,112           57,115
Akcansa Cimento A.S.                                  35,890          143,721
Aksigorta A.S.*                                       44,291          161,118
Arcelik A.S.                                          58,951          233,863
Cimsa Cimento Sanayi VE Tica                          17,078           85,007
Dogan Sirketler Grubu Holdings*                       42,868           42,996
Dogus Otomotiv Servis ve Ticaret A.S.                 32,297          124,498
Ford Otomotiv Sanayi A.S.                            110,149          857,447
Mardin Cimento Sanayii                                28,462          109,715
Mardin Cimento Sanayii                                 5,688           18,052
Trakya Cam Sanayi A.S.                               106,015          133,312
Tupras Turkiye Petrol Rafine                          44,369          979,705
                                                                 ------------
Total Turkey                                                        2,946,549
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $164,711,998)                                              163,522,299
=============================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.2%
MONEY MARKET FUND(b) - 0.2%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $323,750)(c)                                  323,750          323,750
=============================================================================
TOTAL INVESTMENTS IN SECURITIES - 98.8%
(Cost: $165,035,748)                                              163,846,049
Cash, Foreign Currency and Other Assets in Excess
of Liabilities - 1.2%                                               1,967,243
                                                                 ------------
NET ASSETS - 100.0%                                              $165,813,292
=============================================================================

ADR   - American Depositary Receipt

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $307,022 and the total market value of the collateral held by the Fund was $323,750.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  89

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund

March 31, 2008

================================================================================
Investments                                              Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 90.6%
Argentina - 0.1%
Banco Macro S.A. ADR                                     2,453        $   62,184
--------------------------------------------------------------------------------
Brazil - 2.0%
Cia de Saneamento de Minas Gerais-COPASA                11,600           175,808
Grendene S.A.                                           19,200           197,655
Localiza Rent A Car S.A.                                39,900           381,087
Lojas Renner S.A.                                        9,000           168,007
Obrascon Huarte Lain Brasil S.A.                         5,800            58,713
Totvs S.A.*                                              2,200            67,680
                                                                      ----------
Total Brazil                                                           1,048,950
--------------------------------------------------------------------------------
Chile - 2.4%
Almendral S.A.                                         663,938            77,511
Cia Cervecerias Unidas S.A.                             36,681           261,977
Cia de Telecomunicaciones de Chile S.A. Class A         71,834           152,926
CorpBanca S.A.                                      36,323,507           253,604
Empresas Iansa S.A.                                    738,011            49,837
Inversiones Aguas Metropolitanas S.A.                  293,885           382,787
La Polar S.A.                                            5,297            31,829
Vina Concha y Toro S.A.                                 36,033            66,812
                                                                      ----------
Total Chile                                                            1,277,283
--------------------------------------------------------------------------------
China - 0.7%
Anhui Expressway Co. Class H                           216,030           155,163
Chongqing Iron & Steel Co., Ltd. Class H               192,026            66,617
Harbin Power Equipment Class H                          16,802            29,835
Shenzhen Expressway Co., Ltd. Class H                  168,024           128,455
                                                                      ----------
Total China                                                              380,070
--------------------------------------------------------------------------------
Indonesia - 3.4%
Bank Internasional Indonesia Tbk PT                  6,465,270           326,599
Gudang Garam Tbk PT                                    418,256           347,600
Indocement Tunggal Prakarsa Tbk PT                     150,020           114,899
Medco Energi Internasional Tbk PT                      432,058           156,067
Ramayana Lestari Sentosa Tbk PT                        995,536            87,603
Tambang Batubara Bukit Asam Tbk PT                     304,242           332,171
Tempo Scan Pacific Tbk PT                              967,932            63,092
United Tractors Tbk PT                                 255,034           347,711
                                                                      ----------
Total Indonesia                                                        1,775,742
--------------------------------------------------------------------------------
Israel - 9.9%
Blue Square-Israel Ltd.                                  7,490            78,449
Clal Industries and Investments Ltd.                    41,540           214,660
Clal Insurance Enterprise Holdings                       3,792            73,045
Delek Automotive Systems Ltd.                           31,551           442,222
Discount Investment Corp.                               25,435           653,151
Elbit Imaging Ltd.                                       4,084           172,651
Elbit Systems Ltd.                                       3,364           184,219
Gazit Globe Ltd.                                        10,379            99,333
Harel Insurance Investments & Finances Ltd.              2,128           105,025
IDB Development Corp., Ltd.                             46,749         1,441,525
IDB Holding Corp., Ltd.                                 25,265           791,218
Industrial Buildings Corp.                              30,900            71,658
Migdal Insurance & Financial Holding Ltd.              241,918           349,281
Mizrahi Tefahot Bank Ltd.                               37,266           291,024
Ormat Industries Ltd.                                    7,410            91,837
Strauss Group Ltd.                                      11,721           169,261
                                                                      ----------
Total Israel                                                           5,228,559
--------------------------------------------------------------------------------
Malaysia - 9.4%
Affin Holdings Bhd                                     115,800            72,047
AMMB Holdings Bhd                                      113,800           122,392
Batu Kawan Bhd                                          65,000           205,252
Berjaya Sports Toto Bhd                                568,200           914,876
EON Capital Bhd                                         65,000            93,075
Fraser & Neave Holdings Bhd+                            79,500           195,115
Gamuda Bhd                                             289,400           298,584
Hong Leong Financial Group Bhd                         129,900           180,321
IGB Corp. Bhd                                           19,100             9,375
IJM Corp. Bhd                                           76,500           145,897
Lafarge Malayan Cement Bhd                              69,490            92,117
Magnum Corp. Bhd                                       206,500           216,927
Malaysian Bulk Carriers Bhd                            300,500           402,107
Petronas Dagangan Bhd                                  120,800           302,142
POS Malaysia Bhd                                       125,000            73,472
PPB Group Bhd                                          112,800           359,719
Proton Holdings Bhd*                                    11,100            13,396
Sarawak Energy Bhd                                     134,900            88,991
Shell Refining Co. Federation of Malaya Bhd             86,800           295,801
SP Setia Bhd                                           154,000           179,109
Star Publications Malaysia Bhd                         158,900           169,905
Titan Chemicals Corp. Bhd                              298,400           123,148
Uchi Technologies Bhd                                  107,100            61,946
UMW Holdings Bhd                                       153,000           289,400
Unisem M Bhd                                           153,800            60,106
                                                                      ----------
Total Malaysia                                                         4,965,220
--------------------------------------------------------------------------------
Mexico - 3.4%
Consorcio ARA SAB de C.V.                              307,602           313,179
Gruma SAB de C.V. Class B                               49,208           117,270
Grupo Aeroportuario del Sureste SAB de C.V.
  Class B                                               16,802            95,457
Grupo Continental SAB de C.V.*                         417,656         1,008,253
Mexichem SAB de C.V.                                    31,204           160,312
Vitro SAB de C.V. Series A(a)                           40,806            72,801
                                                                      ----------
Total Mexico                                                           1,767,272
--------------------------------------------------------------------------------
Philippines - 1.0%
Banco de Oro-EPCI, Inc.                                 48,006            59,763
First Gen Corp.                                        105,374           100,909
Jollibee Foods Corp.                                    74,410            85,508
Metropolitan Bank & Trust                               68,410            65,511
Petron Corp.                                           631,286            86,146
Universal Robina Corp.                                 380,932           127,677
                                                                      ----------
Total Philippines                                                        525,514
--------------------------------------------------------------------------------
Poland - 0.5%
Asseco Poland S.A.                                       1,612            52,742

                       See Notes to Financial Statements.

90  WisdomTree International Dividend Funds

WisdomTree Emerging Markets SmallCap Dividend Fund

March 31, 2008

============================================================================
Investments                                          Shares     U.S. $ Value
----------------------------------------------------------------------------
Kredyt Bank S.A.                                      13,087      $  129,752
Pfleiderer Grajewo S.A.                                5,085          66,915
                                                                  ----------
Total Poland                                                         249,409
----------------------------------------------------------------------------
South Africa - 11.6%
Aeci Ltd.                                             12,404          97,687
Afgri Ltd.                                           106,314          98,118
African Bank Investments Ltd.                        188,019         616,589
African Oxygen Ltd.                                   63,841         214,859
Astral Foods Ltd.                                      9,340         111,255
AVI Ltd.                                              37,276          72,474
Caxton and CTP Publishers and Printers Ltd.           68,278         121,827
City Lodge Hotels Ltd.                                 5,042          46,533
DataTec Ltd.                                          54,748         184,593
Discovery Holdings Ltd.                               57,515         171,982
ElementOne Ltd.                                        3,977          23,735
Foschini Ltd.                                         58,676         278,055
Grindrod Ltd.                                         71,741         194,658
Highveld Steel and Vanadium Corp. Ltd.                30,422         625,137
Illovo Sugar Ltd.                                     52,941         193,093
Lewis Group Ltd.                                      18,316          94,437
Medi-Clinic Corp. Ltd.                                39,525          95,815
Metropolitan Holdings Ltd.                           269,968         445,158
Mr. Price Group Ltd.                                  29,801          66,742
Nampak Ltd.                                          111,322         224,658
New Clicks Holdings Ltd.                              43,179          75,131
Northam Platinum Ltd.(a)                              82,469         721,636
Pick'n Pay Holdings Ltd.                              81,249         123,276
Pick'n Pay Stores Ltd.                                70,236         246,321
PSG Group Ltd.                                        19,182          41,543
Shoprite Holdings Ltd.                                55,336         257,393
Spar Group Ltd (The)                                  17,530         104,621
Tongaat-Hulett                                        23,588         258,941
Truworths International Ltd.                          81,388         255,386
Wilson Bayly Holmes-Ovcon Ltd.                         2,078          33,498
                                                                  ----------
Total South Africa                                                 6,095,151
----------------------------------------------------------------------------
South Korea - 8.4%
Asiana Airlines                                       14,562          98,663
Bukwang Pharmaceutical Co., Ltd.                       3,916         128,526
Cheil Communications, Inc.                               520         125,228
Cheil Industries, Inc.                                 3,883         188,788
CJ Home Shopping                                       1,155          73,707
Daeduck Electronics Co.                               13,140          70,321
Daegu Bank                                            17,690         237,570
Dongbu Corp.                                           3,230          51,857
Dongbu Insurance Co., Ltd.                             4,400         168,829
Glovis Co., Ltd.                                         878          49,470
GS Home Shopping, Inc.                                 1,058          67,303
Halla Climate Control                                 14,740         119,367
Hankook Tire Co., Ltd.                                 8,580         136,019
Hanwha Chem Corp.                                      8,290         140,211
Hotel Shilla Co., Ltd.                                 2,890          79,228
Hyosung Corp.                                          1,699         114,771
Hyundai Marine & Fire Insurance Co., Ltd.              5,800         122,401
Kolon Engineering & Construction Co., Ltd.             5,480          59,761
Korea Kumho Petrochemical Co.                          1,570          90,838
Korean Reinsurance Co.(a)                              9,629          98,199
Kumho Industrial Co., Ltd.                             2,447         112,547
Kumho Tire Co., Inc.                                   7,650          81,108
LG Dacom Corp.                                         8,360         157,855
LG Household & Health Care Ltd.                          550          94,689
LS Cable Ltd.                                          2,880         260,272
LS Industrial Systems Co., Ltd.                        2,223         136,924
Nong Shim Co., Ltd.                                      545          99,331
Poongsan Corp.                                         4,280          74,549
Pusan Bank                                            16,290         203,964
S1 Corp.                                               3,300         171,273
Samsung Fine Chemicals Co., Ltd.                       2,011         109,449
Samsung SDI Co., Ltd.                                  2,132         167,701
Seoul Securities Co., Ltd.                            30,840          49,202
SFA Engineering Corp.                                  1,188          78,572
SKC Co., Ltd.                                          2,380          49,746
STX Engine Co., Ltd.                                       4             186
Taihan Electric Wire Co., Ltd.                         3,300         177,937
Woongjin Coway Co., Ltd.                               3,800         114,727
Woongjin Holdings Co., Ltd.                            3,600          73,792
                                                                  ----------
Total South Korea                                                  4,434,881
----------------------------------------------------------------------------
Taiwan - 22.1%
Advantech Co., Ltd                                    76,000         179,621
Altek Corp.                                           43,000          66,525
Asia Optical Co., Inc.                                37,000          99,383
Cheng Loong Corp.                                    191,000          76,074
Cheng Shin Rubber Industry Co., Ltd.                  90,000         182,788
China Motor Corp.                                    270,000         261,295
Chung HWA Pulp                                       137,000         105,300
Compal Communications, Inc.                           71,000         126,671
D-Link Corp.                                          40,000          65,966
Eastern Media International Corp.                    279,000          98,267
Epistar Corp.                                         30,000          84,037
Eternal Chemical Co., Ltd.                            64,000          74,577
Eva Airways Corp.                                    230,000         137,790
Evergreen Marine Corp. (Taiwan) Ltd.                 855,000         844,320
Everlight Electronics Co., Ltd.                       40,000         135,618
Feng Hsin Iron & Steel Co.                           132,000         319,360
Forhouse Corp.                                        75,000          46,413
Formosa Taffeta Co., Ltd.                            190,000         215,145
Gigabyte Technology Co., Ltd.                        171,000         135,091
Hotai Motor Co., Ltd.                                131,000         383,779
Inventec Appliances Corp.                            117,000         233,003
Inventec Co., Ltd.                                   290,000         177,554
King Yuan Electronics Co., Ltd.                      170,000          87,855
Kinpo Electronics, Inc.                              266,000          92,813
Largan Precision Co., Ltd.                            10,000         104,182
LEE Chang Yung Chem IND Corp.                        100,000         116,855
LITE-ON IT Corp.                                     300,000         255,764
Micro-Star International Co., Ltd.                    77,000          66,026

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  91

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund

March 31, 2008

================================================================================
Investments                                         Shares          U.S. $ Value
--------------------------------------------------------------------------------
Mitac International                                 160,000          $   144,835
Mosel Vitelic, Inc.                                  71,000               58,661
Phoenix Precision Technology Corp.                   96,000               67,625
POU Chen Corp.                                      360,000              350,170
Powertech Technology, Inc.                           41,000              147,106
President Chain Store Corp.                         130,000              445,037
Realtek Semiconductor Corp.                          40,000              119,291
Shihlin Electric & Engineering Corp.                 81,000              110,517
Sincere Navigation Corp.                             90,000              184,269
Sunplus Technology Co., Ltd.                        116,000              143,380
Synnex Technology International Corp.               120,000              326,272
Ta Chong Bank Co., Ltd.                             220,000               76,038
Taiwan Fertilizer Co., Ltd.                         133,000              580,079
Taiwan Glass Industrial Corp.                        90,000              110,206
Taiwan Secom Co., Ltd.                               80,000              164,848
Teco Electric and Machinery Co., Ltd.               262,000              161,273
Transcend Information, Inc.                          31,000               91,940
Tripod Technology Corp.                              20,000               67,480
Tung Ho Steel Enterprise Corp.                      200,000              375,253
U-Ming Marine Transport Corp.                       264,000              796,880
Unimicron Technology Corp.                           97,000              134,104
Wan Hai Lines Ltd.                                  600,000              558,930
Wintek Corp.                                        260,000              234,500
Wistron Corp.                                       140,000              223,045
Yang Ming Marine Transport Corp.                    938,000              739,482
Yuen Foong Yu Paper Manufacturing Co., Ltd.         232,000              104,241
Yulon Motor Co., Ltd.                               210,000              305,534
Zyxel Communications Corp.                           60,000               70,311
                                                                     -----------
Total Taiwan                                                          11,663,379
--------------------------------------------------------------------------------
Thailand - 12.8%
Airports of Thailand PCL(a)                         260,796              472,141
Bangkok Dusit Medical Service PCL                    88,932               89,680
Bangkok Expressway PCL                              160,702              103,613
Banpu PCL                                            39,726              524,885
BEC World PCL                                       130,578              118,198
CalComp Electronics (Thailand) PCL                1,506,804              251,254
Charoen Pokphand Foods PCL                        1,345,862              194,922
CP ALL PCL                                          660,690              218,236
Delta Electronics Thai PCL                          503,108              337,162
Electricity Generating PCL                           85,212              259,817
Glow Energy PCL                                     120,976              122,955
Hana Microelectronics PCL                           224,190              131,730
Kiatnakin Bank PCL                                  187,106              170,853
Kim Eng Securities Thailand PCL                     154,702              116,942
Land and Houses PCL                                 795,708              246,408
Major Cineplex Group PCL                            194,306              112,319
MCOT PCL                                            175,104              155,723
Minor International PCL(a)                          189,506              101,720
Phatra Securities PCL                               116,176              130,991
Precious Shipping PCL                               344,326              265,749
PTT Aromatics & Refining PCL*                       606,955              727,729
Ratchaburi Electricity Generating Holding PCL       265,596              390,149
Regional Container Lines PCL                        177,504              137,561
Siam City Bank PCL(a)                               391,494              213,870
Siam City Cement PCL                                 52,448              379,804
Thai Airways International PCL                      251,194              231,368
Thai Union Frozen Products PCL                      213,510              136,305
Thoresen Thai Agencies PCL(a)                       108,976              147,101
Tisco Bank PCL                                      229,352              213,071
TPI Polene PCL                                      245,794               51,524
                                                                     -----------
Total Thailand                                                         6,753,780
--------------------------------------------------------------------------------
Turkey - 2.9%
Adana Cimento Class A                                18,116               85,427
Akcansa Cimento A.S.                                 51,539              206,387
Aksigorta A.S.*                                      65,885              239,671
Cimsa Cimento Sanayi VE Tica                         20,429              101,686
Dogus Otomotiv Servis ve Ticaret A.S.                30,546              117,748
Hurriyet Gazetecilik A.S.                            44,436               67,851
Mardin Cimento Sanayii                               33,333              128,492
Petrol Ofisi A.S.*                                   55,420              226,077
Tofas Turk Otomobil Fabrikasi A.S.                   34,331              110,496
Trakya Cam Sanayi A.S.                              122,151              153,603
Ulker Biskuvi Sanayi A.S.                             8,593               17,109
Yazicilar Holding A.S. Class A                       14,164               74,743
                                                                     -----------
Total Turkey                                                           1,529,290
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $50,831,898)                                                   47,756,684
================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 2.4%
MONEY MARKET FUND(b) - 2.4%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $1,268,650)(c)                             1,268,650            1,268,650
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 93.0%
(Cost: $52,100,548)                                                   49,025,334
Foreign Currency and Other Assets in Excess of
Liabilities - 7.0%                                                     3,716,180
                                                                     -----------
NET ASSETS - 100.0%                                                  $52,741,514
================================================================================

ADR   - American Depositary Receipt.

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $1,183,244 and the total market value of the collateral held by the Fund was $1,268,650.

                       See Notes to Financial Statements.

92  WisdomTree International Dividend Funds

Statements of Assets and Liabilities

WisdomTree International Dividend Funds

March 31, 2008

=============================================================================================================
                                                                                                 WisdomTree
                                                                                                    DEFA
                                                                                 WisdomTree    High-Yielding
                                                                                 DEFA Fund      Equity Fund
------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                           $ 454,703,196   $ 258,968,412
Foreign currency, at cost                                                            506,179         316,809
------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)      431,736,422     244,996,896
Cash                                                                                 101,706               -
Foreign currency, at value                                                           507,033         319,024
Receivables:
 Investment securities sold                                                          675,945         399,127
 Dividends and interest                                                            1,957,406       1,455,088
 Foreign tax reclaims                                                                108,064          57,310
------------------------------------------------------------------------------------------------------------
Total Assets                                                                     435,086,576     247,227,445
============================================================================================================
LIABILITIES:
Due to foreign custodian                                                                   -               -
Payables:
 Investment securities purchased                                                           -               -
 Collateral for securities on loan (Note 2)                                        9,539,155       6,702,976
 Advisory fees (Note 3)                                                              159,779         115,983
 Service fees (Note 2)                                                                 1,465             880
------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                  9,700,399       6,819,839
============================================================================================================
NET ASSETS                                                                     $ 425,386,177   $ 240,407,606
============================================================================================================
NET ASSETS:
Paid-in capital                                                                $ 449,123,670   $ 253,839,389
Undistributed net investment income                                                2,853,100       1,744,192
Accumulated net realized loss on investments and foreign currency
 related transactions                                                             (3,635,170)     (1,228,272)
Net unrealized depreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                               (22,955,423)    (13,947,703)
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $ 425,386,177   $ 240,407,606
============================================================================================================
Outstanding beneficial interest shares of $0.001 par value (unlimited
 number of shares authorized)                                                      6,750,000       4,000,000
------------------------------------------------------------------------------------------------------------
Net asset value per share                                                      $       63.02   $       60.10
============================================================================================================

                                                                                                 WisdomTree     WisdomTree
                                                                                 WisdomTree        Europe         Europe
                                                                                Europe Total   High-Yielding     SmallCap
                                                                               Dividend Fund    Equity Fund    Dividend Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                            $43,722,327    $ 49,688,546    $ 60,574,567
Foreign currency, at cost                                                            63,102          17,054               -
---------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)      43,381,644      47,135,773      52,177,232
Cash                                                                                      -               -               -
Foreign currency, at value                                                           63,672          17,192               -
Receivables:
 Investment securities sold                                                          56,498               -         813,498
 Dividends and interest                                                             171,422         297,616         199,986
 Foreign tax reclaims                                                                31,230          17,452          31,917
---------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                     43,704,466      47,468,033      53,222,633
===========================================================================================================================
LIABILITIES:
Due to foreign custodian                                                                  -               -         194,331
Payables:
 Investment securities purchased                                                          -               -         589,121
 Collateral for securities on loan (Note 2)                                         287,665         323,350       5,637,129
 Advisory fees (Note 3)                                                              17,315          22,652          24,205
 Service fees (Note 2)                                                                  159             172             184
---------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                   305,139         346,174       6,444,970
===========================================================================================================================
NET ASSETS                                                                      $43,399,327    $ 47,121,859    $ 46,777,663
===========================================================================================================================
NET ASSETS:
Paid-in capital                                                                 $44,153,301    $ 49,881,149    $ 57,493,552
Undistributed net investment income                                                 250,223         301,476         154,107
Accumulated net realized loss on investments and foreign currency
 related transactions                                                              (668,898)       (510,313)     (2,507,505)
Net unrealized depreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                                 (335,299)     (2,550,453)     (8,362,491)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $43,399,327    $ 47,121,859    $ 46,777,663
===========================================================================================================================
Outstanding beneficial interest shares of $0.001 par value (unlimited
 number of shares authorized)                                                       700,000         800,000         800,000
---------------------------------------------------------------------------------------------------------------------------
Net asset value per share                                                       $     62.00    $      58.90    $      58.47
===========================================================================================================================

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  93

WisdomTree International Dividend Funds

March 31, 2008

=============================================================================================================
                                                                                                 WisdomTree
                                                                                 WisdomTree        Japan
                                                                                Japan Total    High-Yielding
                                                                               Dividend Fund    Equity Fund
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                           $ 33,726,926    $ 36,573,796
Foreign currency, at cost                                                            46,106          71,009
-------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)      28,879,320      29,405,748
Foreign currency, at value                                                           47,332          73,404
Receivables:
 Investment securities sold                                                               -               -
 Foreign currency spot contracts                                                          -               -
 Dividends and interest                                                             377,243         368,053
 Foreign tax reclaims                                                                     -               -
-------------------------------------------------------------------------------------------------------------
Total Assets                                                                     29,303,895      29,847,205
=============================================================================================================
LIABILITIES:
Due to foreign custodian                                                             84,831               -
Payables:
 Investment securities purchased                                                          -               -
 Foreign currency spot contracts                                                          -               -
 Collateral for securities on loan (Note 2)                                         199,755          78,841
 Advisory fees (Note 3)                                                              15,183          14,535
 Service fees (Note 2)                                                                  139             110
-------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                   299,908          93,486
=============================================================================================================
NET ASSETS                                                                     $ 29,003,987    $ 29,753,719
=============================================================================================================
NET ASSETS:
Paid-in capital                                                                $ 33,724,475    $ 37,548,119
Undistributed net investment income                                                 337,759         336,155
Accumulated net realized loss on investments and foreign currency
 related transactions                                                              (211,472)       (964,158)
Net unrealized depreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                               (4,846,775)     (7,166,397)
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $ 29,003,987    $ 29,753,719
=============================================================================================================
Outstanding beneficial interest shares of $0.001 par value (unlimited
 number of shares authorized)                                                       600,000         600,000
-------------------------------------------------------------------------------------------------------------
Net asset value per share                                                      $      48.34    $      49.59
=============================================================================================================

                                                                                 WisdomTree
                                                                                    Japan            WisdomTree
                                                                                  SmallCap        Pacific ex-Japan
                                                                                Dividend Fund   Total Dividend Fund
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                           $   93,691,255      $161,359,456
Foreign currency, at cost                                                             240,801           420,991
--------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)        81,418,092       154,990,528
Foreign currency, at value                                                            250,130           420,208
Receivables:
 Investment securities sold                                                                 -            81,446
 Foreign currency spot contracts                                                            -            29,000
 Dividends and interest                                                               866,007           926,326
 Foreign tax reclaims                                                                       -               118
--------------------------------------------------------------------------------------------------------------------
Total Assets                                                                       82,534,229       156,447,626
====================================================================================================================
LIABILITIES:
Due to foreign custodian                                                                    -            19,022
Payables:
 Investment securities purchased                                                            -                 -
 Foreign currency spot contracts                                                            -            28,711
 Collateral for securities on loan (Note 2)                                         7,197,800        10,332,455
 Advisory fees (Note 3)                                                                36,027            59,017
 Service fees (Note 2)                                                                    274               541
--------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                   7,234,101        10,439,746
====================================================================================================================
NET ASSETS                                                                     $   75,300,128      $146,007,880
====================================================================================================================
NET ASSETS:
Paid-in capital                                                                $   87,755,467      $152,802,972
Undistributed net investment income                                                   809,016         1,296,973
Accumulated net realized loss on investments and foreign currency
 related transactions                                                              (1,003,891)       (1,707,886)
Net unrealized depreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                                (12,260,464)       (6,384,179)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $   75,300,128      $146,007,880
====================================================================================================================
Outstanding beneficial interest shares of $0.001 par value (unlimited
 number of shares authorized)                                                       1,700,000         2,000,000
--------------------------------------------------------------------------------------------------------------------
Net asset value per share                                                      $        44.29      $      73.00
====================================================================================================================

                                                                                  WisdomTree
                                                                               Pacific ex-Japan
                                                                                High-Yielding
                                                                                 Equity Fund
-----------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                            $ 66,481,113
Foreign currency, at cost                                                            286,631
-----------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)       61,060,859
Foreign currency, at value                                                           286,004
Receivables:
 Investment securities sold                                                          147,600
 Foreign currency spot contracts                                                           -
 Dividends and interest                                                              843,482
 Foreign tax reclaims                                                                      -
-----------------------------------------------------------------------------------------------
Total Assets                                                                      62,337,945
===============================================================================================
LIABILITIES:
Due to foreign custodian                                                             155,703
Payables:
 Investment securities purchased                                                     147,649
 Foreign currency spot contracts                                                           -
 Collateral for securities on loan (Note 2)                                        5,034,568
 Advisory fees (Note 3)                                                               33,306
 Service fees (Note 2)                                                                   252
-----------------------------------------------------------------------------------------------
Total Liabilities                                                                  5,371,478
===============================================================================================
NET ASSETS                                                                      $ 56,966,467
===============================================================================================
NET ASSETS:
Paid-in capital                                                                 $ 61,574,394
Undistributed net investment income                                                1,127,104
Accumulated net realized loss on investments and foreign currency
 related transactions                                                               (299,539)
Net unrealized depreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                                (5,435,492)
-----------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 56,966,467
===============================================================================================
Outstanding beneficial interest shares of $0.001 par value (unlimited
 number of shares authorized)                                                        900,000
-----------------------------------------------------------------------------------------------
Net asset value per share                                                       $      63.30
===============================================================================================

                       See Notes to Financial Statements.

94  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

March 31, 2008

==============================================================================================================
                                                                                 WisdomTree      WisdomTree
                                                                               International    International
                                                                                  LargeCap        Dividend
                                                                               Dividend Fund   Top 100(SM) Fund
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                           $155,856,697    $ 427,610,968
Foreign currency, at cost                                                           155,898                -
--------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)     156,313,912      406,221,029
Cash                                                                                      -                -
Foreign currency, at value                                                          156,267                -
Receivables:
 Investment securities sold                                                               -        3,271,054
 Foreign currency spot contracts                                                          -          100,000
 Dividends and interest                                                             715,861        2,469,337
 Foreign tax reclaims                                                                66,215          150,757
--------------------------------------------------------------------------------------------------------------
Total Assets                                                                    157,252,255      412,212,177
==============================================================================================================
LIABILITIES:
Due to foreign custodian                                                                  -        2,986,904
Payables:
 Investment securities purchased                                                          -                -
 Foreign currency spot contracts                                                          -           99,776
 Collateral for securities on loan (Note 2)                                       2,531,470       18,445,007
 Advisory fees (Note 3)                                                              61,838          193,950
 Service fees (Note 2)                                                                  567            1,471
--------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                 2,593,875       21,727,108
==============================================================================================================
NET ASSETS                                                                     $154,658,380    $ 390,485,069
==============================================================================================================
NET ASSETS:
Paid-in capital                                                                $156,117,938    $ 415,202,294
Undistributed (Distributions in excess of) net investment income                    911,152        3,054,886
Accumulated net realized loss on investments and foreign currency
 related transactions                                                            (2,835,942)      (6,353,472)
Net unrealized appreciation (depreciation) on investments and
 translation of assets and liabilities denominated in foreign currencies            465,232      (21,418,639)
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $154,658,380    $ 390,485,069
==============================================================================================================
Outstanding beneficial interest shares of $0.001 par value (unlimited
 number of shares authorized)                                                     2,500,000        6,100,000
--------------------------------------------------------------------------------------------------------------
Net asset value per share                                                      $      61.86    $       64.01
==============================================================================================================

                                                                                 WisdomTree      WisdomTree
                                                                               International   International      WisdomTree
                                                                                   MidCap         SmallCap      International
                                                                               Dividend Fund   Dividend Fund   Real Estate Fund
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                           $ 269,527,152   $ 623,513,094    $ 133,720,589
Foreign currency, at cost                                                          1,770,466       1,191,438           51,739
-------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)      243,415,902     553,772,838      117,091,708
Cash                                                                                       6               -                -
Foreign currency, at value                                                         1,803,112       1,200,626           51,696
Receivables:
 Investment securities sold                                                          393,938       3,005,495          298,749
 Foreign currency spot contracts                                                           -       1,935,362          100,000
 Dividends and interest                                                            1,079,042       2,618,191          481,950
 Foreign tax reclaims                                                                 71,970          92,062            5,611
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                     246,763,970     562,624,574      118,029,714
===============================================================================================================================
LIABILITIES:
Due to foreign custodian                                                                   -          39,000           89,783
Payables:
 Investment securities purchased                                                   1,894,410       1,448,478                -
 Foreign currency spot contracts                                                           -       1,934,406          100,440
 Collateral for securities on loan (Note 2)                                       25,658,997      76,207,741        4,824,159
 Advisory fees (Note 3)                                                              105,786         232,642           52,717
 Service fees (Note 2)                                                                   803           1,765              400
-------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                 27,659,996      79,864,032        5,067,499
===============================================================================================================================
NET ASSETS                                                                     $ 219,103,974   $ 482,760,542    $ 112,962,215
===============================================================================================================================
NET ASSETS:
Paid-in capital                                                                $ 246,089,938   $ 553,027,055    $ 134,198,241
Undistributed (Distributions in excess of) net investment income                   1,371,967       3,783,074       (1,821,375)
Accumulated net realized loss on investments and foreign currency
 related transactions                                                             (2,283,113)     (4,468,268)      (2,790,691)
Net unrealized appreciation (depreciation) on investments and
 translation of assets and liabilities denominated in foreign currencies         (26,074,818)    (69,581,319)     (16,623,960)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $ 219,103,974   $ 482,760,542    $ 112,962,215
===============================================================================================================================
Outstanding beneficial interest shares of $0.001 par value (unlimited
 number of shares authorized)                                                      3,500,000       7,900,000        2,700,002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                                                      $       62.60   $       61.11    $       41.84
===============================================================================================================================

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  95

Statements of Assets and Liabilities  (concluded)

WisdomTree International Dividend Funds

March 31, 2008

=============================================================================================================================
                                                                                             WisdomTree         WisdomTree
                                                                                          Emerging Markets   Emerging Markets
                                                                                            High-Yielding        SmallCap
                                                                                             Equity Fund      Dividend Fund
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                                        $165,035,748      $ 52,100,548
Foreign currency, at cost                                                                        594,141           365,631
-----------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)                  163,846,049        49,025,334
Cash                                                                                             888,216                 -
Foreign currency, at value                                                                       592,286           374,422
Receivables:
 Foreign currency spot contracts                                                                       -         2,472,088
 Dividends and interest                                                                          919,645           189,347
 Capital shares sold                                                                                   -         8,791,551
-----------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                                 166,246,196        60,852,742
=============================================================================================================================
LIABILITIES:
Due to foreign custodian                                                                               -           317,060
Payables:
 Investment securities purchased                                                                       -         4,021,822
 Foreign currency spot contracts                                                                       -         2,479,966
 Collateral for securities on loan (Note 2)                                                      323,750         1,268,650
 Advisory fees (Note 3)                                                                           83,963            23,427
 Service fees (Note 2)                                                                            25,191               303
-----------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                                432,904         8,111,228
=============================================================================================================================
NET ASSETS                                                                                  $165,813,292      $ 52,741,514
=============================================================================================================================
NET ASSETS:
Paid-in capital                                                                             $166,185,016      $ 56,378,780
Undistributed net investment income                                                            1,228,203           159,265
Accumulated net realized loss on investments and foreign currency related transactions          (391,585)         (720,201)
Net unrealized depreciation on investments and translation of assets and liabilities          (1,208,342)       (3,076,330)
  denominated in foreign currencies
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $165,813,292      $ 52,741,514
=============================================================================================================================
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares         3,200,002         1,200,002
  authorized)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share                                                                   $      51.82      $      43.95
=============================================================================================================================

                       See Notes to Financial Statements.

96  WisdomTree International Dividend Funds

Statements of Operations

WisdomTree International Dividend Funds

For the Year Ended March 31, 2008

==============================================================================================================
                                                                                                 WisdomTree
                                                                                                    DEFA
                                                                               WisdomTree      High-Yielding
                                                                               DEFA Fund        Equity Fund
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                $   8,768,406     $   9,475,265
 Interest                                                                            1,360             8,065
 Securities lending income (Note 2)                                                173,994           234,949
--------------------------------------------------------------------------------------------------------------
Total investment income                                                          8,943,760         9,718,279
--------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                          1,415,559         1,445,109
 Service fees (Note 2)                                                              10,167             7,521
--------------------------------------------------------------------------------------------------------------
Total expenses                                                                   1,425,726         1,452,630
--------------------------------------------------------------------------------------------------------------
Net investment income                                                            7,518,034         8,265,649
==============================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                        (3,633,221)       (1,157,937)
 In-kind redemptions                                                             1,154,009         6,518,024
 Foreign currency related transactions                                             211,841           138,209
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                        (2,267,371)        5,498,296
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                       (32,241,598)      (24,932,215)
 Translation of assets and liabilities denominated in foreign currencies             4,947            11,588
--------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                          (32,236,651)      (24,920,627)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                (34,504,022)      (19,422,331)
==============================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ (26,985,988)    $ (11,156,682)
==============================================================================================================

                                                                                              WisdomTree      WisdomTree
                                                                              WisdomTree        Europe          Europe
                                                                             Europe Total   High-Yielding      SmallCap
                                                                            Dividend Fund    Equity Fund     Dividend Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                               $  1,466,930    $  2,057,454    $   3,888,857
 Interest                                                                          1,094           3,854            8,208
 Securities lending income (Note 2)                                               30,748          45,395          113,586
---------------------------------------------------------------------------------------------------------------------------
Total investment income                                                        1,498,772       2,106,703        4,010,651
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                          237,566         312,747          595,194
 Service fees (Note 2)                                                             1,509           1,584            2,251
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                   239,075         314,331          597,445
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          1,259,697       1,792,372        3,413,206
===========================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                        (552,127)       (510,148)      (2,501,548)
 In-kind redemptions                                                           1,326,181       2,962,540       12,032,838
 Foreign currency related transactions                                                52           4,069           (6,573)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                         774,106       2,456,461        9,524,717
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                      (3,183,919)     (7,053,741)     (20,753,760)
 Translation of assets and liabilities denominated in foreign currencies           3,839          (1,305)          32,297
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                         (3,180,080)     (7,055,046)     (20,721,463)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                               (2,405,974)     (4,598,585)     (11,196,746)
===========================================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ (1,146,277)   $ (2,806,213)   $  (7,783,540)
===========================================================================================================================

(1)   Net of foreign withholding tax of $683,221, $738,758, $154,344, $200,306 and $376,621, respectively.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  97

WisdomTree International Dividend Funds

For the Year Ended March 31, 2008

==========================================================================================================
                                                                                              WisdomTree
                                                                              WisdomTree        Japan
                                                                             Japan Total    High-Yielding
                                                                            Dividend Fund    Equity Fund
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                               $    732,432    $     897,256
 Interest                                                                            479           11,849
 Securities lending income (Note 2)                                                5,861           15,308
-----------------------------------------------------------------------------------------------------------
Total investment income                                                          738,772          924,413
-----------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                          214,941          304,862
 Service fees (Note 2)                                                             1,229            1,156
-----------------------------------------------------------------------------------------------------------
Total expenses                                                                   216,170          306,018
-----------------------------------------------------------------------------------------------------------
Net investment income                                                            522,602          618,395
==========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                         (33,671)        (807,676)
 In-kind redemptions                                                             997,184        1,813,208
 Foreign currency related transactions                                             4,737          (18,869)
-----------------------------------------------------------------------------------------------------------
Net realized gain                                                                968,250          986,663
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                      (8,205,124)     (10,281,477)
 Translation of assets and liabilities denominated in foreign currencies             991            3,670
-----------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                         (8,204,133)     (10,277,807)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        (7,235,883)      (9,291,144)
==========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                 $ (6,713,281)   $  (8,672,749)
==========================================================================================================

                                                                               WisdomTree
                                                                                 Japan             WisdomTree
                                                                                SmallCap        Pacific ex-Japan
                                                                             Dividend Fund    Total Dividend Fund
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                $   1,441,059      $    6,164,459
 Interest                                                                            3,286              13,800
 Securities lending income (Note 2)                                                175,381             113,909
------------------------------------------------------------------------------------------------------------------
Total investment income                                                          1,619,726           6,292,168
------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                            465,970             774,010
 Service fees (Note 2)                                                               2,174               5,529
------------------------------------------------------------------------------------------------------------------
Total expenses                                                                     468,144             779,539
------------------------------------------------------------------------------------------------------------------
Net investment income                                                            1,151,582           5,512,629
==================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                          (909,080)         (1,631,187)
 In-kind redemptions                                                             2,102,086          19,022,370
 Foreign currency related transactions                                                  61              98,039
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                1,193,067          17,489,222
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                       (14,379,428)        (12,570,212)
 Translation of assets and liabilities denominated in foreign currencies            13,473             (22,658)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                          (14,365,955)        (12,592,870)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                         (13,172,888)          4,896,352
==================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  $ (12,021,306)     $   10,408,981
==================================================================================================================

                                                                               WisdomTree
                                                                            Pacific ex-Japan
                                                                             High-Yielding
                                                                              Equity Fund
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                $   4,960,876
 Interest                                                                            7,333
 Securities lending income (Note 2)                                                 80,345
-------------------------------------------------------------------------------------------
Total investment income                                                          5,048,554
-------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                            584,781
 Service fees (Note 2)                                                               2,727
-------------------------------------------------------------------------------------------
Total expenses                                                                     587,508
-------------------------------------------------------------------------------------------
Net investment income                                                            4,461,046
===========================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                          (297,956)
 In-kind redemptions                                                             6,513,977
 Foreign currency related transactions                                             161,820
-------------------------------------------------------------------------------------------
Net realized gain                                                                6,377,841
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                       (12,044,612)
 Translation of assets and liabilities denominated in foreign currencies           (29,803)
-------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                          (12,074,415)
-------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                          (5,696,574)
===========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  $  (1,235,528)
===========================================================================================

(1)   Net of foreign withholding tax of $55,048, $67,519, $108,401, $60,735 and
      $66,670, respectively.

                       See Notes to Financial Statements.

98  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

For the Year Ended March 31, 2008

============================================================================================================
                                                                              WisdomTree      WisdomTree
                                                                            International    International
                                                                               LargeCap        Dividend
                                                                            Dividend Fund   Top 100(SM) Fund
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                               $  4,447,169    $  15,491,005
 Interest                                                                         11,394              379
 Securities lending income (Note 2)                                               89,609          432,074
------------------------------------------------------------------------------------------------------------
Total investment income                                                        4,548,172       15,923,458
------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                          688,454        2,391,354
 Service fees (Note 2)                                                             4,580           12,746
------------------------------------------------------------------------------------------------------------
Total expenses                                                                   693,034        2,404,100
------------------------------------------------------------------------------------------------------------
Net investment income                                                          3,855,138       13,519,358
============================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                      (2,794,802)      (6,301,472)
 In-kind redemptions                                                             797,533       18,073,853
 Foreign currency related transactions                                            63,518          336,865
------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                      (1,933,751)      12,109,246
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                      (6,769,333)     (44,572,502)
 Translation of assets and liabilities denominated in foreign currencies           2,467          (42,703)
------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                         (6,766,866)     (44,615,205)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                               (8,700,617)     (32,505,959)
============================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ (4,845,479)   $ (18,986,601)
============================================================================================================

                                                                               WisdomTree        WisdomTree
                                                                             International     International       WisdomTree
                                                                                 MidCap           SmallCap        International
                                                                             Dividend Fund     Dividend Fund    Real Estate Fund*
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                $   8,203,413     $  16,198,502     $   2,140,077
 Interest                                                                           10,146            34,407                 -
 Securities lending income (Note 2)                                                323,167           897,450            40,601
---------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                          8,536,726        17,130,359         2,180,678
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                          1,481,831         3,016,342           336,686
 Service fees (Note 2)                                                               7,290            15,814             2,360
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                   1,489,121         3,032,156           339,046
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            7,047,605        14,098,203         1,841,632
=================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                        (2,268,396)       (4,373,937)       (2,790,691)
 In-kind redemptions                                                            16,755,518        18,084,197                 -
 Foreign currency related transactions                                             (20,662)          103,851            49,838
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                        14,466,460        13,814,111        (2,740,853)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                       (38,304,511)      (91,494,964)      (16,628,881)
 Translation of assets and liabilities denominated in foreign currencies            32,439           153,902             4,921
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                          (38,272,072)      (91,341,062)      (16,623,960)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                (23,805,612)      (77,526,951)      (19,364,813)
=================================================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ (16,758,007)    $ (63,428,748)    $ (17,523,181)
=================================================================================================================================

* Commencement of investment operations for the International Real Estate Fund is June 5, 2007.

(1)   Net of foreign withholding tax of $391,844, $1,091,796, $630,911,
      $1,052,794, and $253,468, respectively.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  99

Statements of Operations  (concluded)

WisdomTree International Dividend Funds

For the Year Ended March 31, 2008

===============================================================================================================
                                                                               WisdomTree         WisdomTree
                                                                            Emerging Markets   Emerging Markets
                                                                              High-Yielding        SmallCap
                                                                              Equity Fund*      Dividend Fund*
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                 $  2,784,208      $    374,879
 Interest(2)                                                                        89,045                 -
 Securities lending income (Note 2)                                                     90             1,544
---------------------------------------------------------------------------------------------------------------
Total investment income                                                          2,873,343           376,423
---------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                            474,220            90,419
 Service fees (Note 2)                                                               3,254               631
---------------------------------------------------------------------------------------------------------------
Total expenses                                                                     477,474            91,050
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            2,395,869           285,373
===============================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                          (391,585)         (720,201)
 In-kind redemptions                                                                    40                 -
 Foreign currency related transactions                                             101,253           (93,221)
---------------------------------------------------------------------------------------------------------------
Net realized loss                                                                 (290,292)         (813,422)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation from:
 Investment transactions                                                        (1,189,699)       (3,075,214)
 Translation of assets and liabilities denominated in foreign currencies           (18,643)           (1,116)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                           (1,208,342)       (3,076,330)
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                 (1,498,634)       (3,889,752)
===============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $    897,235      $ (3,604,379)
===============================================================================================================

* Commencement of investment operations for the Emerging Markets High-Yielding Equity Fund and Emerging Markets SmallCap Dividend Fund are July 13, 2007 and October 10, 2007, respectively.

(1)   Net of foreign withholding tax of $367,169 and $61,080, respectively.

(2)   Net of foreign withholding tax of $10,236 and $0, respectively.

                       See Notes to Financial Statements.

100  WisdomTree International Dividend Funds

Statements of Changes in Net Assets

WisdomTree International Dividend Funds

=======================================================================================
                                                                 WisdomTree
                                                                  DEFA Fund
--------------------------------------------------------------------------------------
                                                                        For the Period
                                                           For the      June 16, 2006*
                                                         Year Ended         through
                                                       March 31, 2008   March 31, 2007
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                 $   7,518,034    $     818,784
 Net realized gain (loss) on investments and
  foreign currency related transactions                   (2,267,371)       1,216,145
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                     (32,236,651)       9,281,228
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                              (26,985,988)      11,316,157
=======================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                    (5,488,381)        (214,691)
 Capital gains                                                  (240)         (17,022)
-----------------------------------------------------  -------------    -------------
Total dividends and distributions to shareholders         (5,488,621)        (231,713)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                        346,852,750      146,204,390
 Cost of shares redeemed                                 (17,295,234)     (28,990,564)
--------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                      329,557,516      117,213,826
=======================================================================================
Net Increase in Net Assets                               297,082,907      128,298,270
=======================================================================================
NET ASSETS:
Beginning of period                                    $ 128,303,270    $       5,000
End of period                                          $ 425,386,177    $ 128,303,270
=======================================================================================
Undistributed net investment income included in
 net assets at end of period                           $   2,853,100    $     611,611
=======================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                   2,000,000                -
 Shares created                                            5,000,000        2,500,100
 Shares redeemed                                            (250,000)        (500,100)
--------------------------------------------------------------------------------------
 Shares outstanding, end of period                         6,750,000        2,000,000
=======================================================================================

                                                                 WisdomTree                        WisdomTree
                                                       DEFA High-Yielding Equity Fund      Europe Total Dividend Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                        For the Period                    For the Period
                                                           For the      June 16, 2006*    For the Year    June 16, 2006*
                                                         Year Ended         through           Ended           through
                                                       March 31, 2008   March 31, 2007   March 31, 2008   March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                 $   8,265,649    $   1,482,819    $    1,259,697   $      241,910
 Net realized gain (loss) on investments and
  foreign currency related transactions                    5,498,296          911,821           774,106          823,921
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                     (24,920,627)      10,972,924        (3,180,080)       2,844,781
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                              (11,156,682)      13,367,564        (1,146,277)       3,910,612
=========================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                    (7,747,821)        (416,338)       (1,174,072)         (82,853)
 Capital gains                                                     -                -                 -             (936)
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (7,747,821)        (416,338)       (1,174,072)         (83,789)
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                        115,852,135      188,423,781        20,408,449       51,326,114
 Cost of shares redeemed                                 (41,038,331)     (16,881,702)      (12,874,231)     (16,972,479)
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                       74,813,804      171,542,079         7,534,218       34,353,635
=========================================================================================================================
Net Increase in Net Assets                                55,909,301      184,493,305         5,213,869       38,180,458
=========================================================================================================================
NET ASSETS:
Beginning of period                                    $ 184,498,305    $       5,000    $   38,185,458   $        5,000
End of period                                          $ 240,407,606    $ 184,498,305    $   43,399,327   $   38,185,458
=========================================================================================================================
Undistributed net investment income included in
 net assets at end of period                           $   1,744,192    $   1,084,472    $      250,223   $      164,491
=========================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                   2,900,000                -           600,000                -
 Shares created                                            1,700,000        3,200,100           300,000          900,100
 Shares redeemed                                            (600,000)        (300,100)         (200,000)        (300,100)
-------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                         4,000,000        2,900,000           700,000          600,000
=========================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  101

WisdomTree International Dividend Funds

========================================================================================
                                                                 WisdomTree
                                                      Europe High-Yielding Equity Fund
----------------------------------------------------------------------------------------
                                                                        For the Period
                                                           For the      June 16, 2006*
                                                         Year Ended         through
                                                       March 31, 2008   March 31, 2007
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                 $    1,792,372   $      513,916
 Net realized gain (loss) on investments and
  foreign currency related transactions                     2,456,461          908,921
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                       (7,055,046)       4,504,593
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                (2,806,213)       5,927,430
========================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                     (1,825,335)        (191,720)
 Capital gains                                                 (3,186)               -
----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (1,828,521)        (191,720)
========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          20,573,785       61,698,085
 Cost of shares redeemed                                  (19,337,315)     (16,918,672)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                 1,236,470       44,779,413
========================================================================================
Net Increase (Decrease) in Net Assets                      (3,398,264)      50,515,123
========================================================================================
NET ASSETS:
Beginning of period                                    $   50,520,123   $        5,000
End of period                                          $   47,121,859   $   50,520,123
========================================================================================
Undistributed net investment income included in
 net assets at end of period                           $      301,476   $      330,369
========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                      800,000                -
 Shares created                                               300,000        1,100,100
 Shares redeemed                                             (300,000)        (300,100)
----------------------------------------------------------------------------------------
 Shares outstanding, end of period                            800,000          800,000
========================================================================================

                                                                  WisdomTree                        WisdomTree
                                                        Europe SmallCap Dividend Fund       Japan Total Dividend Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                         For the Period                    For the Period
                                                           For the       June 16, 2006*       For the      June 16, 2006*
                                                          Year Ended         through        Year Ended        through
                                                        March 31, 2008   March 31, 2007   March 31, 2008   March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                 $     3,413,206    $  1,138,113    $      522,602   $    302,220
 Net realized gain (loss) on investments and
  foreign currency related transactions                      9,524,717         872,823           968,250       (150,432)
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                       (20,721,463)     12,358,972        (8,204,133)     3,357,358
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 (7,783,540)     14,369,908        (6,713,281)     3,509,146
=========================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                      (4,161,022)       (234,397)         (383,514)      (104,591)
 Capital gains                                                (477,202)              -                 -              -
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders           (4,638,224)       (234,397)         (383,514)      (104,591)
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                           37,322,160     139,943,738         5,571,115     53,497,409
 Cost of shares redeemed                                  (125,438,276)     (6,768,706)      (20,771,061)    (5,606,236)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                (88,116,116)    133,175,032       (15,199,946)    47,891,173
=========================================================================================================================
Net Increase (Decrease) in Net Assets                     (100,537,880)    147,310,543       (22,296,741)    51,295,728
=========================================================================================================================
NET ASSETS:
Beginning of period                                    $   147,315,543    $      5,000    $   51,300,728   $      5,000
End of period                                          $    46,777,663    $147,315,543    $   29,003,987   $ 51,300,728
=========================================================================================================================
Undistributed net investment income included in
 net assets at end of period                           $       154,107    $    908,497    $      337,759   $    193,934
=========================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     2,100,000               -           900,000              -
 Shares created                                                500,000       2,200,100           100,000      1,000,100
 Shares redeemed                                            (1,800,000)       (100,100)         (400,000)      (100,100)
-------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                             800,000       2,100,000           600,000        900,000
=========================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

102  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

=======================================================================================
                                                                 WisdomTree
                                                       Japan High-Yielding Equity Fund
---------------------------------------------------------------------------------------
                                                                        For the Period
                                                           For the      June 16, 2006*
                                                         Year Ended         through
                                                       March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                 $      618,395    $   693,416
 Net realized gain (loss) on investments and
  foreign currency related transactions                       986,663       (163,710)
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                      (10,277,807)     3,111,410
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                (8,672,749)     3,641,116
=======================================================================================
DIVIDENDS:
 Net investment income                                       (784,915)      (169,864)
---------------------------------------------------------------------------------------
Total dividends to shareholders                              (784,915)      (169,864)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          40,032,961     91,598,296
 Cost of shares redeemed                                  (95,890,444)        (5,682)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                               (55,857,483)    91,592,614
=======================================================================================
Net Increase (Decrease) in Net Assets                     (65,315,147)    95,063,866
=======================================================================================
NET ASSETS:
Beginning of period                                    $   95,068,866    $     5,000
End of period                                          $   29,753,719    $95,068,866
=======================================================================================
Undistributed net investment income included in
 net assets at end of period                           $      336,155    $   521,544
=======================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                    1,600,000              -
 Shares created                                               700,000      1,600,100
 Shares redeemed                                           (1,700,000)          (100)
---------------------------------------------------------------------------------------
 Shares outstanding, end of period                            600,000      1,600,000
=======================================================================================

                                                                                                   WisdomTree
                                                                 WisdomTree              Pacific ex-Japan Total Dividend
                                                        Japan SmallCap Dividend Fund                  Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                        For the Period                    For the Period
                                                           For the      June 16, 2006*       For the      June 16, 2006*
                                                         Year Ended         through        Year Ended         through
                                                       March 31, 2008   March 31, 2007   March 31, 2008   March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                 $    1,151,582   $      610,192   $   5,512,629    $      727,166
 Net realized gain (loss) on investments and
  foreign currency related transactions                     1,193,067           28,052      17,489,222         1,109,136
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                      (14,365,955)       2,105,491     (12,592,870)        6,208,691
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                               (12,021,306)       2,743,735      10,408,981         8,044,993
=========================================================================================================================
DIVIDENDS:
 Net investment income                                       (918,313)         (30,965)     (4,868,243)         (196,159)
-------------------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                              (918,313)         (30,965)     (4,868,243)         (196,159)
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          23,907,075      106,770,558     153,646,234        88,664,106
 Cost of shares redeemed                                  (35,086,783)     (10,068,873)    (87,508,588)      (22,188,444)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                               (11,179,708)      96,701,685      66,137,646        66,475,662
=========================================================================================================================
Net Increase (Decrease) in Net Assets                     (24,119,327)      99,414,455      71,678,384        74,324,496
=========================================================================================================================
NET ASSETS:
Beginning of period                                    $   99,419,455   $        5,000   $  74,329,496    $        5,000
End of period                                          $   75,300,128   $   99,419,455   $ 146,007,880    $   74,329,496
=========================================================================================================================
Undistributed net investment income included in
 net assets at end of period                           $      809,016   $      571,691   $   1,296,973    $      539,217
=========================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                    1,900,000                -       1,100,000                 -
 Shares created                                               500,000        2,100,100       2,000,000         1,500,100
 Shares redeemed                                             (700,000)        (200,100)     (1,100,000)         (400,100)
-------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                          1,700,000        1,900,000       2,000,000         1,100,000
=========================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  103

WisdomTree International Dividend Funds

=======================================================================================
                                                                 WisdomTree
                                                       Pacific ex-Japan High-Yielding
                                                                 Equity Fund
---------------------------------------------------------------------------------------
                                                                        For the Period
                                                           For the      June 16, 2006*
                                                         Year Ended         through
                                                       March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                 $    4,461,046   $    1,417,669
 Net realized gain (loss) on investments and
  foreign currency related transactions                     6,377,841        3,570,830
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                      (12,074,415)       6,638,923
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                (1,235,528)      11,627,422
=======================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                     (4,520,878)        (416,060)
 Capital gains                                               (180,947)               -
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (4,701,825)        (416,060)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          50,632,968      110,443,500
 Cost of shares redeemed                                  (74,934,514)     (34,454,496)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                               (24,301,546)      75,989,004
=======================================================================================
Net Increase (Decrease) in Net Assets                     (30,238,899)      87,200,366
=======================================================================================
NET ASSETS:
Beginning of period                                    $   87,205,366   $        5,000
End of period                                          $   56,966,467   $   87,205,366
=======================================================================================
Undistributed net investment income included in
 net assets at end of period                           $    1,127,104   $    1,023,918
=======================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                    1,300,000                -
 Shares created                                               700,000        1,900,100
 Shares redeemed                                           (1,100,000)        (600,100)
---------------------------------------------------------------------------------------
 Shares outstanding, end of period                            900,000        1,300,000
=======================================================================================

                                                                 WisdomTree                        WisdomTree
                                                       International LargeCap Dividend  International Dividend Top 100(SM)
                                                                    Fund                              Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                        For the Period                     For the Period
                                                           For the      June 16, 2006*       For the       June 16, 2006*
                                                         Year Ended         through         Year Ended        through
                                                       March 31, 2008   March 31, 2007    March 31, 2008   March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                  $  3,855,138     $   646,798     $    13,519,358   $  1,859,417
 Net realized gain (loss) on investments and
  foreign currency related transactions                   (1,933,751)        (37,126)         12,109,246       (161,801)
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                      (6,766,866)      7,232,098         (44,615,205)    23,196,566
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                               (4,845,479)      7,841,770         (18,986,601)    24,894,182
=========================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                    (3,447,145)       (211,171)        (12,188,598)      (485,914)
 Capital gains                                                     -               -                   -        (12,277)
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (3,447,145)       (211,171)        (12,188,598)      (498,191)
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                         82,132,069      79,939,217         278,483,343    254,348,710
 Cost of shares redeemed                                  (6,749,879)         (6,002)       (135,566,511)        (6,265)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                               75,382,190      79,933,215         142,916,832    254,342,445
=========================================================================================================================
Net Increase (Decrease) in Net Assets                     67,089,566      87,563,814         111,741,633    278,738,436
=========================================================================================================================
NET ASSETS:
Beginning of period                                     $ 87,568,814     $     5,000     $   278,743,436   $      5,000
End of period                                           $154,658,380     $87,568,814     $   390,485,069   $278,743,436
=========================================================================================================================
Undistributed net investment income included in
 net assets at end of period                            $    911,152     $   439,641     $     3,054,886   $  1,387,261
=========================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                   1,400,000               -           4,200,000              -
 Shares created                                            1,200,000       1,400,100           3,900,000      4,200,100
 Shares redeemed                                            (100,000)           (100)         (2,000,000)          (100)
-------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                         2,500,000       1,400,000           6,100,000      4,200,000
=========================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

104  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

========================================================================================
                                                                  WisdomTree
                                                                International
                                                             MidCap Dividend Fund
----------------------------------------------------------------------------------------
                                                                         For the Period
                                                           For the       June 16, 2006*
                                                          Year Ended         through
                                                        March 31, 2008   March 31, 2007
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                 $     7,047,605    $  1,005,567
 Net realized gain (loss) on investments and
  foreign currency related transactions                     14,466,460         586,134
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                       (38,272,072)     12,197,254
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                (16,758,007)     13,788,955
========================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                      (6,337,642)       (338,186)
 Capital gains                                                (427,245)              -
----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders           (6,764,887)       (338,186)
========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          206,685,452     161,955,739
 Cost of shares redeemed                                  (132,947,933)     (6,522,159)
----------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                         73,737,519     155,433,580
========================================================================================
Net Increase in Net Assets                                  50,214,625     168,884,349
========================================================================================
NET ASSETS:
Beginning of period                                    $   168,889,349    $      5,000
End of period                                          $   219,103,974    $168,889,349
========================================================================================
Undistributed (Distributions in excess of) net
 investment income included in net assets at end
 of period                                             $     1,371,967    $    682,673
========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     2,500,000               -
 Shares created                                              2,900,000       2,600,100
 Shares redeemed                                            (1,900,000)       (100,100)
----------------------------------------------------------------------------------------
 Shares outstanding, end of period                           3,500,000       2,500,000
========================================================================================

                                                                                            WisdomTree        WisdomTree
                                                                  WisdomTree               International   Emerging Markets
                                                                International               Real Estate     High-Yielding
                                                            SmallCap Dividend Fund             Fund          Equity Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                         For the Period   For the Period    For the Period
                                                           For the       June 16, 2006*    June 5, 2007*    July 13, 2007*
                                                          Year Ended         through          through          through
                                                        March 31, 2008   March 31, 2007   March 31, 2008    March 31, 2008
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                 $    14,098,203   $   2,285,134    $   1,841,632     $  2,395,869
 Net realized gain (loss) on investments and
  foreign currency related transactions                     13,814,111       1,288,176       (2,740,853)        (290,292)
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                       (91,341,062)     21,759,743      (16,623,960)      (1,208,342)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                (63,428,748)     25,333,053      (17,523,181)         897,235
===========================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                     (12,285,036)       (409,690)      (3,712,845)      (1,268,919)
 Capital gains                                                (516,519)              -                -                -
---------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (12,801,555)       (409,690)      (3,712,845)      (1,268,919)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          363,319,045     286,349,327      134,198,141      166,184,876
 Cost of shares redeemed                                  (102,643,696)    (12,962,194)               -                -
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                        260,675,349     273,387,133      134,198,141      166,184,876
===========================================================================================================================
Net Increase in Net Assets                                 184,445,046     298,310,496      112,962,115      165,813,192
===========================================================================================================================
NET ASSETS:
Beginning of period                                    $   298,315,496   $       5,000    $         100     $        100
End of period                                          $   482,760,542   $ 298,315,496    $ 112,962,215     $165,813,292
===========================================================================================================================
Undistributed (Distributions in excess of) net
 investment income included in net assets at end
 of period                                             $     3,783,074   $   1,866,017    $  (1,821,375)    $  1,228,203
===========================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     4,400,000               -                -                -
 Shares created                                              5,100,000       4,600,100        2,700,002        3,200,002
 Shares redeemed                                            (1,600,000)       (200,100)               -                -
---------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                           7,900,000       4,400,000        2,700,002        3,200,002
===========================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  105

Statements of Changes in Net Assets  (concluded)

WisdomTree International Dividend Funds

=======================================================================================================
                                                                                         WisdomTree
                                                                                      Emerging Markets
                                                                                          SmallCap
                                                                                        Dividend Fund
-------------------------------------------------------------------------------------------------------
                                                                                       For the Period
                                                                                      October 30, 2007*
                                                                                           through
                                                                                       March 31, 2008
-------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                                                  $    285,373
 Net realized loss on investments and foreign currency related transactions                 (813,422)
 Net change in unrealized depreciation on investments and translation of assets and
  liabilities denominated in foreign currencies                                           (3,076,330)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                      (3,604,379)
=======================================================================================================
DIVIDENDS:
 Net investment income                                                                       (33,677)
-------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                                              (33,677)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                                                         56,379,470
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                      56,379,470
=======================================================================================================
Net Increase in Net Assets                                                                52,741,414
=======================================================================================================
NET ASSETS:
Beginning of period                                                                     $        100
End of period                                                                           $ 52,741,514
=======================================================================================================
Undistributed net investment income included in net assets at end of period             $    159,265
=======================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                                                           -
 Shares created                                                                            1,200,002
 Shares redeemed                                                                                   -
-------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                                                         1,200,002
=======================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

106  WisdomTree International Dividend Funds

Financial Highlights

WisdomTree International Dividend Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

=======================================================================================
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree DEFA Fund                                  March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 64.15        $ 49.94
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                 1.70            0.86
 Net realized and unrealized gain (loss)                 (1.92)          13.58
---------------------------------------------------------------------------------------
Total from investment operations                         (0.22)          14.44
---------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                   (0.91)          (0.21)
 Capital gains                                           (0.00)(3)       (0.02)
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders        (0.91)          (0.23)
---------------------------------------------------------------------------------------
Net asset value, end of period                         $ 63.02         $ 64.15
=======================================================================================
TOTAL RETURN(4)                                          (0.44)%         28.94%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)             $425,386        $128,303
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers          0.48%           0.48%(5)
 Expenses, prior to expense reimbursements/waivers        0.48%           0.51%(5)
 Net investment income                                    2.54%           1.97%(5)
---------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                  10%             11%
=======================================================================================

=======================================================================================
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree DEFA High-Yielding Equity Fund             March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 63.62        $  49.77
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(1)                                   2.20            1.19
 Net realized and unrealized gain (loss)                   (3.78)          12.94
---------------------------------------------------------------------------------------
Total from investment operations                           (1.58)          14.13
---------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                     (1.94)         (0.28)
---------------------------------------------------------------------------------------
Total dividends to shareholders                            (1.94)         (0.28)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $ 60.10         $ 63.62
=======================================================================================
TOTAL RETURN(4)                                            (2.72)%         28.41%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)               $240,408        $184,498
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers            0.58%           0.58%(5)
 Expenses, prior to expense reimbursements/waivers          0.58%           0.61%(5)
 Net investment income                                      3.32%           2.71%(5)
---------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                    16%             19%
======================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $0.005.

(4) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

(5)   Annualized.

(6) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  107

WisdomTree International Dividend Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

=======================================================================================
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree Europe Total Dividend Fund                 March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 63.64         $ 49.95
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                   1.71            0.73
 Net realized and unrealized gain (loss)                   (1.88)          13.17
---------------------------------------------------------------------------------------
Total from investment operations                           (0.17)          13.90
---------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                     (1.47)          (0.21)
 Capital gains                                                 -           (0.00)(3)
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (1.47)          (0.21)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $ 62.00         $ 63.64
=======================================================================================
TOTAL RETURN(4)                                            (0.43)%         27.84%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $43,399         $38,185
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers            0.48%           0.48%(5)
 Expenses, prior to expense reimbursements/waivers          0.48%           0.58%(5)
 Net investment income                                      2.55%           1.71%(5)
---------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                    15%             24%
=======================================================================================

=======================================================================================
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree Europe High-Yielding Equity Fund           March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 63.15          $ 49.83
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                  2.16             1.09
 Net realized and unrealized gain (loss)                  (4.38)           12.55
---------------------------------------------------------------------------------------
Total from investment operations                          (2.22)           13.64
---------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                    (2.03)           (0.32)
 Capital gains                                            (0.00)(3)            -
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (2.03)           (0.32)
---------------------------------------------------------------------------------------
Net asset value, end of period                          $ 58.90          $ 63.15
=======================================================================================
TOTAL RETURN(4)                                           (3.76)%          27.39%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)              $ 47,122         $ 50,520
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers           0.58%            0.58%(5)
 Expenses, prior to expense reimbursements/waivers         0.58%            0.65%(5)
 Net investment income                                     3.32%            2.44%(5)
---------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                   21%              24%
=======================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $0.005.

(4) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

(5)   Annualized.

(6) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

108  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

=======================================================================================
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree Europe SmallCap Dividend Fund              March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  70.15         $ 50.42
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                    2.32            1.31
 Net realized and unrealized gain (loss)                    (9.78)          18.89
---------------------------------------------------------------------------------------
Total from investment operations                            (7.46)          20.20
---------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                      (4.22)          (0.47)
---------------------------------------------------------------------------------------
Total dividends to shareholders                             (4.22)          (0.47)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $  58.47         $ 70.15
=======================================================================================
TOTAL RETURN(3)                                            (10.72)%         40.14%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $ 46,778        $147,316
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers             0.58%           0.58%(4)
 Expenses, prior to expense reimbursements/waivers           0.58%           0.62%(4)
 Net investment income                                       3.33%           2.99%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                     22%             47%
=======================================================================================

===============================================================================
                                                               For the Period
                                                  For the      June 16, 2006(1)
                                                Year Ended        through
WisdomTree Japan Total Dividend Fund          March 31, 2008   March 31, 2007
-------------------------------------------------------------------------------
Net asset value, beginning of period             $  57.00         $ 50.32
-------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                            0.64            0.56
 Net realized and unrealized gain (loss)            (8.82)           6.33
-------------------------------------------------------------------------------
Total from investment operations                    (8.18)           6.89
-------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                              (0.48)          (0.21)
-------------------------------------------------------------------------------
Total dividends to shareholders                     (0.48)          (0.21)
-------------------------------------------------------------------------------
Net asset value, end of period                   $  48.34         $ 57.00
===============================================================================
TOTAL RETURN(3)                                    (14.39)%         13.71%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $ 29,004        $ 51,301
Ratio to average net assets of:
 Expenses, net of expense reimbursements             0.48%           0.48%(4)
 Expenses, prior to expense reimbursements           0.48%           0.54%(4)
 Net investment income                               1.17%           1.40%(4)
-------------------------------------------------------------------------------
Portfolio turnover rate(5)                              1%              6%
===============================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  109

WisdomTree International Dividend Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

===============================================================================
                                                               For the Period
                                                  For the      June 16, 2006(1)
                                                Year Ended        through
WisdomTree Japan High-Yielding Equity Fund    March 31, 2008   March 31, 2007
-------------------------------------------------------------------------------
Net asset value, beginning of period             $  59.42         $ 50.14
-------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                            0.65            1.18
 Net realized and unrealized gain (loss)            (9.50)           8.44
-------------------------------------------------------------------------------
Total from investment operations                    (8.85)           9.62
-------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                              (0.98)          (0.34)
-------------------------------------------------------------------------------
Total dividends to shareholders                     (0.98)          (0.34)
-------------------------------------------------------------------------------
Net asset value, end of period                   $  49.59         $ 59.42
===============================================================================
TOTAL RETURN(3)                                    (14.96)%         19.22%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $ 29,754        $ 95,069
Ratio to average net assets of:
 Expenses, net of expense reimbursements             0.58%           0.58%(4)
 Expenses, prior to expense reimbursements           0.58%           0.64%(4)
 Net investment income                               1.18%           3.00%(4)
-------------------------------------------------------------------------------
Portfolio turnover rate(5)                              1%              6%
===============================================================================

=======================================================================================
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree Japan SmallCap Dividend Fund               March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  52.33         $ 50.69
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                    0.69            0.95
 Net realized and unrealized gain (loss)                    (8.12)           0.74
---------------------------------------------------------------------------------------
Total from investment operations                            (7.43)           1.69
---------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                      (0.61)          (0.05)
---------------------------------------------------------------------------------------
Total dividends to shareholders                             (0.61)          (0.05)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $  44.29         $ 52.33
=======================================================================================
TOTAL RETURN(3)                                            (14.23)%          3.34%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $ 75,300        $ 99,419
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers             0.58%           0.58%(4)
 Expenses, prior to expense reimbursements/waivers           0.58%           0.64%(4)
 Net investment income                                       1.44%           2.75%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      3%             25%
=======================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

110  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

====================================================================================
                                                                    For the Period
                                                       For the      June 16, 2006(1)
                                                     Year Ended        through
WisdomTree Pacific ex-Japan Total Dividend Fund    March 31, 2008   March 31, 2007
------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 67.57          $ 49.71
------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                2.69             1.40
 Net realized and unrealized gain                        4.61            16.85
------------------------------------------------------------------------------------
Total from investment operations                         7.30            18.25
------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                  (1.87)           (0.39)
------------------------------------------------------------------------------------
Total dividends to shareholders                         (1.87)           (0.39)
------------------------------------------------------------------------------------
Net asset value, end of period                        $ 73.00          $ 67.57
====================================================================================
TOTAL RETURN(3)                                         10.58%           36.80%
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)            $146,008         $ 74,329
Ratio to average net assets of:
 Expenses, net of expense reimbursements                 0.48%            0.48%(4)
 Expenses, prior to expense reimbursements               0.48%            0.54%(4)
 Net investment income                                   3.42%            3.31%(4)
------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                 12%              21%
====================================================================================

==========================================================================================
                                                                          For the Period
                                                             For the      June 16, 2006(1)
                                                           Year Ended        through
WisdomTree Pacific ex-Japan High-Yielding Equity Fund    March 31, 2008   March 31, 2007
------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 67.08          $ 49.02
------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                      3.24             2.18
 Net realized and unrealized gain (loss)                      (3.40)           16.40
------------------------------------------------------------------------------------------
Total from investment operations                              (0.16)           18.58
------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                        (3.48)           (0.52)
 Capital gains                                                (0.14)               -
------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders             (3.62)           (0.52)
------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 63.30          $ 67.08
==========================================================================================
TOTAL RETURN(3)                                               (0.69)%          38.02%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                   $56,966         $ 87,205
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers               0.58%            0.58%(4)
 Expenses, prior to expense reimbursements/waivers             0.58%            0.63%(4)
 Net investment income                                         4.42%            5.11%(4)
------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       16%               7%
==========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  111

WisdomTree International Dividend Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

=======================================================================================
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree International LargeCap Dividend Fund       March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 62.55          $ 49.86
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                   1.80             0.85
 Net realized and unrealized gain (loss)                   (1.11)           12.14
---------------------------------------------------------------------------------------
Total from investment operations                            0.69            12.99
---------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                     (1.38)           (0.30)
---------------------------------------------------------------------------------------
Total dividends to shareholders                            (1.38)           (0.30)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $ 61.86          $ 62.55
=======================================================================================
TOTAL RETURN(3)                                             0.93%           26.08%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)               $154,658         $ 87,569
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers            0.48%            0.48%(4)
 Expenses, prior to expense reimbursements/waivers          0.48%            0.52%(4)
 Net investment income                                      2.69%            1.99%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                    15%               8%
=======================================================================================

=======================================================================================
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree International Dividend Top 100(SM) Fund      March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 66.37          $ 49.77
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                   2.29             1.03
 Net realized and unrealized gain (loss)                   (2.86)           15.80
---------------------------------------------------------------------------------------
Total from investment operations                           (0.57)           16.83
---------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                     (1.79)           (0.22)
 Capital gains                                                 -            (0.01)
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (1.79)           (0.23)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $ 64.01          $ 66.37
=======================================================================================
TOTAL RETURN(3)                                            (1.05)%          33.83%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $390,485        $278,743
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers            0.58%            0.58%(4)
 Expenses, prior to expense reimbursements/waivers          0.58%            0.60%(4)
 Net investment income                                      3.28%            2.30%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                    24%               8%
=======================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

112  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

=======================================================================================
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree International MidCap Dividend Fund         March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 67.56          $ 50.13
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                   1.92             1.08
 Net realized and unrealized gain (loss)                   (4.95)           16.73
---------------------------------------------------------------------------------------
Total from investment operations                           (3.03)           17.81
---------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                     (1.81)           (0.38)
 Capital gains                                             (0.12)               -
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (1.93)           (0.38)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $ 62.60          $ 67.56
=======================================================================================
TOTAL RETURN(3)                                            (4.61)%          35.57%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)               $219,104         $168,889
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers            0.58%            0.58%(4)
 Expenses, prior to expense reimbursements/waivers          0.58%            0.61%(4)
 Net investment income                                      2.76%            2.53%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                    18%              44%
=======================================================================================

=======================================================================================
                                                                       For the Period
                                                          For the      June 16, 2006(1)
                                                        Year Ended        through
WisdomTree International SmallCap Dividend Fund       March 31, 2008   March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 67.80          $ 50.35
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                   1.86            1.43
 Net realized and unrealized gain (loss)                   (7.08)          16.28
---------------------------------------------------------------------------------------
Total from investment operations                           (5.22)          17.71
---------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                     (1.41)           (0.26)
 Capital gains                                             (0.06)               -
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (1.47)           (0.26)
---------------------------------------------------------------------------------------
Net asset value, end of period                           $ 61.11          $ 67.80
=======================================================================================
TOTAL RETURN(3)                                            (7.79)%         35.21  %
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $482,761        $298,315
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers            0.58%            0.58%(4)
 Expenses, prior to expense reimbursements/waivers          0.58%            0.60%(4)
 Net investment income                                      2.71%            3.33%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                    17%              39%
=======================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  113

WisdomTree International Dividend Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

=========================================================================
                                                          For the Period
                                                          June 5, 2007(1)
                                                             through
WisdomTree International Real Estate Fund                 March 31, 2008
-------------------------------------------------------------------------
Net asset value, beginning of period                        $ 51.89
-------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                      1.22
 Net realized and unrealized loss                             (9.32)
-------------------------------------------------------------------------
Total from investment operations                              (8.10)
-------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                        (1.95)
-------------------------------------------------------------------------
Total dividends to shareholders                               (1.95)
-------------------------------------------------------------------------
Net asset value, end of period                              $ 41.84
=========================================================================
TOTAL RETURN(3)                                              (15.90)%
-------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                  $112,962
Ratio to average net assets of:
 Net expenses                                                  0.58%(4)
 Net investment income                                         3.17%(4)
-------------------------------------------------------------------------
Portfolio turnover rate(5)                                       15%
=========================================================================

=========================================================================
                                                         For the Period
                                                         July 13, 2007(1)
                                                            through
WisdomTree Emerging Markets High-Yielding Equity Fund    March 31, 2008
-------------------------------------------------------------------------
Net asset value, beginning of period                        $ 50.68
-------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                      1.12
 Net realized and unrealized gain                              0.51
-------------------------------------------------------------------------
Total from investment operations                               1.63
-------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                        (0.49)
-------------------------------------------------------------------------
Total dividends to shareholders                               (0.49)
-------------------------------------------------------------------------
Net asset value, end of period                              $ 51.82
=========================================================================
TOTAL RETURN(3)                                                3.23%
-------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                  $165,813
Ratio to average net assets of:
 Net expenses                                                  0.63%(4)
 Net investment income                                         3.18%(4)
-------------------------------------------------------------------------
Portfolio turnover rate(5)                                        3%
=========================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

114  WisdomTree International Dividend Funds

Financial Highlights  (concluded)

WisdomTree International Dividend Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

=========================================================================
                                                       For the Period
                                                      October 30, 2007(1)
                                                           through
WisdomTree Emerging Markets SmallCap Dividend Fund     March 31, 2008
-------------------------------------------------------------------------
Net asset value, beginning of period                        $ 51.50
-------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                      0.37
 Net realized and unrealized loss                             (7.87)
-------------------------------------------------------------------------
Total from investment operations                              (7.50)
-------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                        (0.05)
-------------------------------------------------------------------------
Total dividends to shareholders                               (0.05)
-------------------------------------------------------------------------
Net asset value, end of period                              $ 43.95
=========================================================================
TOTAL RETURN(3)                                              (14.57)%
-------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                  $ 52,742
Ratio to average net assets of:
 Net expenses                                                  0.63%(4)
 Net investment income                                         1.99%(4)
-------------------------------------------------------------------------
Portfolio turnover rate(5)                                        6%
=========================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  115

Notes to Financial Statements


1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2008, the Trust offered 40 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds described herein, commenced operations on June 16, 2006, with the exception of the International Real Estate Fund, Emerging Markets High-Yielding Equity Fund and Emerging Markets SmallCap Dividend Fund which commenced operations on June 5, 2007, July 13, 2007 and October 30, 2007, respectively.

These financial statements relate only to the WisdomTree DEFA Fund ("DEFA Fund"), WisdomTree DEFA High-Yielding Equity Fund ("DEFA High-Yielding Equity Fund"), WisdomTree Europe Total Dividend Fund ("Europe Total Dividend Fund"), WisdomTree Europe High-Yielding Equity Fund ("Europe High-Yielding Equity Fund"), WisdomTree Europe SmallCap Dividend Fund ("Europe SmallCap Dividend Fund"), WisdomTree Japan Total Dividend Fund ("Japan Total Dividend Fund"), WisdomTree Japan High-Yielding Equity Fund ("Japan High-Yielding Equity Fund"), WisdomTree Japan SmallCap Dividend Fund ("Japan SmallCap Dividend Fund"), WisdomTree Pacific ex-Japan Total Dividend Fund ("Pacific ex-Japan Total Dividend Fund"), WisdomTree Pacific ex-Japan High-Yielding Equity Fund ("Pacific ex-Japan High-Yielding Equity Fund"), WisdomTree International LargeCap Dividend Fund ("International LargeCap Dividend Fund"), WisdomTree International Dividend Top 100(SM) Fund ("International Dividend Top 100(SM) Fund"), WisdomTree International MidCap Dividend Fund ("International MidCap Dividend Fund"), WisdomTree International SmallCap Dividend Fund ("International SmallCap Dividend Fund"), WisdomTree International Real Estate Fund ("International Real Estate Fund"), WisdomTree Emerging Markets High-Yielding Equity Fund ("Emerging Markets High-Yielding Equity Fund") and WisdomTree Emerging Markets SmallCap Dividend Fund ("Emerging Markets SmallCap Dividend Fund"), together the "International Dividend Funds".

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree", "WisdomTree Investments", "WisdomTree DEFA", and "International Dividend Top 100" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the

116  WisdomTree International Dividend Funds

Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

(d) Investment Income - Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(e) Expenses/Reimbursements - WisdomTree Asset Management, Inc. ("WTAM") has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees;
(v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. Pursuant to a separate contractual arrangement, WTAM has paid the expenses described in (iii), (iv) and (v) through July 31, 2007.

Pursuant to a separate contractual arrangement, effective August 1, 2007, WTAM has arranged for the provision of chief compliance officer ("CCO") services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of the Fund's average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operation of $152,482 have been paid on behalf of the Funds of the Trust to the Independent Trustees.

(f) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(g) Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The Funds adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds' financial statements.

                                    WisdomTree International Dividend Funds  117

(h) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. ADVISER FEES

Adviser Fees - WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. Included in the expenses borne by WTAM are fees paid to the Sub-Adviser, BNY Investment Advisors, all accounting, administration, custody, transfer agent fees to The Bank of New York, tax and audit services, as well as printing and postage.

===============================================================================
Fund                                                                  Fee Rate
-------------------------------------------------------------------------------
DEFA Fund                                                               0.48%
-------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                                          0.58%
-------------------------------------------------------------------------------
Europe Total Dividend Fund                                              0.48%
-------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                                        0.58%
-------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                                           0.58%
-------------------------------------------------------------------------------
Japan Total Dividend Fund                                               0.48%
-------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                                         0.58%
-------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                                            0.58%
-------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                                    0.48%
-------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund                              0.58%
-------------------------------------------------------------------------------
International LargeCap Dividend Fund                                    0.48%
-------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund                                 0.58%
-------------------------------------------------------------------------------
International MidCap Dividend Fund                                      0.58%
-------------------------------------------------------------------------------
International SmallCap Dividend Fund                                    0.58%
-------------------------------------------------------------------------------
International Real Estate Fund                                          0.58%
-------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund                              0.63%
-------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund                                 0.63%
-------------------------------------------------------------------------------

Each Fund may purchase shares of an affiliated ETF in secondary market transactions. For the period ended March 31, 2008, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2008, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

118  WisdomTree International Dividend Funds

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2008 were as follows:

===============================================================================
Fund                                               Purchases         Sales
-------------------------------------------------------------------------------
DEFA Fund                                        $ 30,310,780    $ 28,482,937
-------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                     39,613,763      40,337,126
-------------------------------------------------------------------------------
Europe Total Dividend Fund                          7,832,438       7,549,544
-------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                   14,237,623      11,498,173
-------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                      22,783,751      23,517,866
-------------------------------------------------------------------------------
Japan Total Dividend Fund                             584,255       1,026,325
-------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                       618,039      14,034,363
-------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                        2,559,208       3,915,498
-------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund               22,186,299      19,140,262
-------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund         17,520,043      15,844,478
-------------------------------------------------------------------------------
International LargeCap Dividend Fund               23,021,480      21,766,772
-------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund            99,594,889      97,530,796
-------------------------------------------------------------------------------
International MidCap Dividend Fund                 54,139,110      44,206,375
-------------------------------------------------------------------------------
International SmallCap Dividend Fund               93,805,887      85,212,303
-------------------------------------------------------------------------------
International Real Estate Fund                     10,370,318      13,324,633
-------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund        104,442,440       3,148,324
-------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund            26,576,119       2,051,905
-------------------------------------------------------------------------------

For the fiscal year ended March 31, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

===============================================================================
Fund                                                Purchases      Redemptions
-------------------------------------------------------------------------------
DEFA Fund                                        $ 338,378,068    $ 11,148,495
-------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                     111,346,774      35,858,515
-------------------------------------------------------------------------------
Europe Total Dividend Fund                          16,107,878       8,873,249
-------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                    19,244,714      20,710,873
-------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                       54,123,827     142,003,609
-------------------------------------------------------------------------------
Japan Total Dividend Fund                            3,204,809      17,891,071
-------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                     35,478,933      77,806,256
-------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                        22,236,807      32,143,413
-------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund               147,344,844      84,215,300
-------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund          44,237,895      70,155,969
-------------------------------------------------------------------------------
International LargeCap Dividend Fund                80,343,464       6,224,767
-------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund            273,050,373     131,780,009
-------------------------------------------------------------------------------
International MidCap Dividend Fund                 204,483,157     140,948,486
-------------------------------------------------------------------------------
International SmallCap Dividend Fund               414,163,121     162,202,737
-------------------------------------------------------------------------------
International Real Estate Fund                     134,641,435               -
-------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund          63,816,302           6,875
-------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund             27,027,886               -
-------------------------------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

                                    WisdomTree International Dividend Funds  119

6. FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments (including securities on loan) for Federal income tax purposes were as follows:

=========================================================================================================================
                                                                                                         Net Unrealized
                                                                  Gross Unrealized   Gross Unrealized     Appreciation/
Fund                                                Tax Cost        Appreciation       Depreciation      (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
DEFA Fund                                        $ 455,161,604      $ 17,083,199      $  (40,508,381)    $  (23,425,182)
-------------------------------------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                     259,104,889        14,073,144         (28,181,137)       (14,107,993)
-------------------------------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                          43,732,707         3,366,121          (3,717,184)          (351,063)
-------------------------------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                    49,692,371         2,341,136          (4,897,734)        (2,556,598)
-------------------------------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                       60,584,072         2,175,152         (10,581,992)        (8,406,840)
-------------------------------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                           33,729,401         1,081,483          (5,931,564)        (4,850,081)
-------------------------------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                     36,574,293           563,930          (7,732,475)        (7,168,545)
-------------------------------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                        93,776,794         2,776,901         (15,135,603)       (12,358,702)
-------------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund               161,362,436         7,451,073         (13,822,981)        (6,371,908)
-------------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund          66,488,006         2,775,505          (8,202,652)        (5,427,147)
-------------------------------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund               155,886,497        11,950,470         (11,523,055)           427,415
-------------------------------------------------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund            428,052,643        17,869,956         (39,701,570)       (21,831,614)
-------------------------------------------------------------------------------------------------------------------------
International MidCap Dividend Fund                 269,609,912        11,898,972         (38,092,982)       (26,194,010)
-------------------------------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund               623,904,962        24,327,362         (94,459,486)       (70,132,124)
-------------------------------------------------------------------------------------------------------------------------
International Real Estate Fund                     135,430,436           844,377         (19,183,105)       (18,338,728)
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund         165,131,766        10,159,976         (11,445,693)        (1,285,717)
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund             52,122,655         2,187,569          (5,284,890)        (3,097,321)
-------------------------------------------------------------------------------------------------------------------------

At March 31, 2008, the components of accumulated earnings/loss on a tax-basis were as follows:

=====================================================================================
                                                                     Undistributed
                                                  Undistributed    Capital and Other
Fund                                             Ordinary Income     Gains/(Losses)
-------------------------------------------------------------------------------------
DEFA Fund                                           $2,873,110       $ (3,196,772)
-------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                       1,744,192         (1,091,795)
-------------------------------------------------------------------------------------
Europe Total Dividend Fund                             259,218           (667,513)
-------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                       307,721           (512,733)
-------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                          210,019         (2,553,912)
-------------------------------------------------------------------------------------
Japan Total Dividend Fund                              337,759           (208,997)
-------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                        336,155           (963,661)
-------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                           815,536           (924,872)
-------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                 1,361,043         (1,768,688)
-------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund           1,172,905           (338,447)
-------------------------------------------------------------------------------------
International LargeCap Dividend Fund                   911,152         (2,806,142)
-------------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund              3,055,110         (5,911,797)
-------------------------------------------------------------------------------------
International MidCap Dividend Fund                   1,447,246         (2,275,632)
-------------------------------------------------------------------------------------
International SmallCap Dividend Fund                 4,017,168         (4,309,734)
-------------------------------------------------------------------------------------
International Real Estate Fund                         817,261         (3,719,480)
-------------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund           1,228,203           (295,567)
-------------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund                240,150           (778,979)
-------------------------------------------------------------------------------------

====================================================================================================
                                                                     Currency
                                                 Net Unrealized     Unrealized
                                                  Appreciation/    Appreciation/   Total Accumulated
Fund                                             (Depreciation)   (Depreciation)    Earnings/(Loss)
----------------------------------------------------------------------------------------------------
DEFA Fund                                        $ (23,425,182)     $  11,351       $ (23,737,493)
----------------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                     (14,107,993)        23,813         (13,431,783)
----------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                            (351,063)         5,384            (753,974)
----------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                    (2,556,598)         2,320          (2,759,290)
----------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                       (8,406,840)        34,844         (10,715,889)
----------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                           (4,850,081)           831          (4,720,488)
----------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                     (7,168,545)         1,651          (7,794,400)
----------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                       (12,358,702)        12,699         (12,455,339)
----------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                (6,371,908)       (15,539)         (6,795,092)
----------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund          (5,427,147)       (15,238)         (4,607,927)
----------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund                   427,415          8,017          (1,459,558)
----------------------------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund            (21,831,614)       (28,924)        (24,717,225)
----------------------------------------------------------------------------------------------------
International MidCap Dividend Fund                 (26,194,010)        36,432         (26,985,964)
----------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund               (70,132,124)       158,177         (70,266,513)
----------------------------------------------------------------------------------------------------
International Real Estate Fund                     (18,338,728)         4,921         (21,236,026)
----------------------------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund          (1,285,717)       (18,643)           (371,724)
----------------------------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund             (3,097,321)        (1,116)         (3,637,266)
----------------------------------------------------------------------------------------------------

120  WisdomTree International Dividend Funds

The tax character of distributions paid during the fiscal year ended March 31, 2008 and period ended March 31, 2007, were as follows:

========================================================================================
                                                     Year Ended          Period Ended
                                                       3/31/08             3/31/07
----------------------------------------------------------------------------------------
                                                 Distributions Paid   Distributions Paid
                                                    from Ordinary       from Ordinary
Fund                                                   Income*             Income*
----------------------------------------------------------------------------------------
DEFA Fund                                            $ 5,488,621           $231,713
----------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                         7,747,821            416,338
----------------------------------------------------------------------------------------
Europe Total Dividend Fund                             1,174,072             83,789
----------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                       1,828,521            191,720
----------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                          4,638,224            234,397
----------------------------------------------------------------------------------------
Japan Total Dividend Fund                                383,514            104,591
----------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                          784,915            169,864
----------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                             918,313             30,965
----------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                   4,868,243            196,159
----------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund             4,701,825            416,060
----------------------------------------------------------------------------------------
International LargeCap Dividend Fund                   3,447,145            211,171
----------------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund               12,188,598            498,191
----------------------------------------------------------------------------------------
International MidCap Dividend Fund                     6,764,887            338,186
----------------------------------------------------------------------------------------
International SmallCap Dividend Fund                  12,801,555            409,690
----------------------------------------------------------------------------------------
International Real Estate Fund                         3,712,845                  -
----------------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund             1,268,919                  -
----------------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund                   33,677                  -
----------------------------------------------------------------------------------------

*     Includes short-term capital gains.

At March 31, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

==============================================================================================
                                                 Capital Loss   Capital Loss
                                                   Available      Available     Capital Loss
Fund                                             Through 2015   Through 2016   Available Total
----------------------------------------------------------------------------------------------
DEFA Fund                                           $     -     $ 1,113,913      $ 1,113,913
----------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                        3,223       1,088,572        1,091,795
----------------------------------------------------------------------------------------------
Europe Total Dividend Fund                                -         369,509          369,509
----------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                          -         251,233          251,233
----------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                             -       1,116,689        1,116,689
----------------------------------------------------------------------------------------------
Japan Total Dividend Fund                            61,971         147,026          208,997
----------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                      60,955         723,789          784,744
----------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                          6,631         450,744          457,375
----------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                  2,486         434,717          437,203
----------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund                -         292,646          292,646
----------------------------------------------------------------------------------------------
International LargeCap Dividend Fund                 12,856         911,666          924,522
----------------------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund                   -       1,247,174        1,247,174
----------------------------------------------------------------------------------------------
International MidCap Dividend Fund                        -       2,200,353        2,200,353
----------------------------------------------------------------------------------------------
International SmallCap Dividend Fund                      -       2,417,649        2,417,649
----------------------------------------------------------------------------------------------
International Real Estate Fund                            -         261,244          261,244
----------------------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund                -         166,963          166,963
----------------------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund                   -               -                -
----------------------------------------------------------------------------------------------

                                    WisdomTree International Dividend Funds  121

Capital losses and currency losses and passive foreign investment company
(PFIC) losses incurred after October 31 ("post-October capital losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the fiscal year ended March 31, 2008, the following Funds incurred and elected to defer net post-October losses as follows:

================================================================================================
                                                 Post-October     Post-October     Post-October
Fund                                              PFIC Losses   Currency Losses   Capital Losses
------------------------------------------------------------------------------------------------
DEFA Fund                                         $   16,463        $     -        $ 2,066,396
------------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                             -              -                  -
------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                               405          7,209            290,390
------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                           -          6,245            255,255
------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                          1,885         48,834          1,386,504
------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                                  -              -                  -
------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                            -              -            178,917
------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                           2,814              -            464,683
------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                       -         63,782          1,267,703
------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund            14,460         31,341                  -
------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund                       -              -          1,881,620
------------------------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund                    -              -          4,664,623
------------------------------------------------------------------------------------------------
International MidCap Dividend Fund                         -         75,279                  -
------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund                 172,286              -          1,719,799
------------------------------------------------------------------------------------------------
International Real Estate Fund                     1,578,457              -          1,879,779
------------------------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund                 -              -            128,604
------------------------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund                    -         71,846            707,133
------------------------------------------------------------------------------------------------

At March 31, 2008, the effect of permanent "book/tax" reclassifications resulted in increases (decreases) to the components of net assets as follows:

=====================================================================================================
                                                 Undistributed Net   Accumulated Net
                                                     Investment         Realized
Fund                                               Income/(Loss)       Gain/(Loss)    Paid-in Capital
-----------------------------------------------------------------------------------------------------
DEFA Fund                                            $ 211,836       $  (1,365,845)    $ 1,154,009
-----------------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                         141,892          (6,659,271)      6,517,379
-----------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                                 107          (1,325,561)      1,325,454
-----------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                         4,070          (2,966,110)      2,962,040
-----------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                           (6,574)        (11,997,425)     12,003,999
-----------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                                4,737          (1,000,768)        996,031
-----------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                        (18,869)         (1,789,119)      1,807,988
-----------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                             4,056          (2,052,989)      2,048,933
-----------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                   113,370         (19,118,639)     19,005,269
-----------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund             163,018          (6,673,179)      6,510,161
-----------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund                    63,518            (861,051)        797,533
-----------------------------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund                336,865         (18,274,882)     17,938,017
-----------------------------------------------------------------------------------------------------
International MidCap Dividend Fund                     (20,669)        (16,723,275)     16,743,944
-----------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund                   103,890         (18,160,311)     18,056,421
-----------------------------------------------------------------------------------------------------
International Real Estate Fund                          49,838             (49,838)              -
-----------------------------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund             101,253            (101,293)             40
-----------------------------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund                (92,431)             93,221            (790)
-----------------------------------------------------------------------------------------------------

These differences are primarily due to redemptions-in-kind and currency gain/loss.

122  WisdomTree International Dividend Funds

Notes to Financial Statements  (concluded)


7. FAS 157

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for the fiscal period.




                                    WisdomTree International Dividend Funds  123

Report of Independent Registered Public Accounting Firm


The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree DEFA Fund, WisdomTree DEFA High-Yielding Equity Fund, WisdomTree Europe Total Dividend Fund, WisdomTree Europe High-Yielding Equity Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Total Dividend Fund, WisdomTree Japan High-Yielding Equity Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan High-Yielding Equity Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend Top 100(SM) Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree International Real Estate Fund, WisdomTree Emerging Markets High-Yielding Equity Fund and WisdomTree Emerging Markets SmallCap Dividend Fund (seventeen of the investment funds constituting the WisdomTree Trust (the "Trust")) as of March 31, 2008, and the related statements of operations, and the changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree DEFA Fund, WisdomTree DEFA High-Yielding Equity Fund, WisdomTree Europe Total Dividend Fund, WisdomTree Europe High-Yielding Equity Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Total Dividend Fund, WisdomTree Japan High-Yielding Equity Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan High-Yielding Equity Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend Top 100(SM) Fund, WisdomTree International MidCap Dividend Fund and WisdomTree International SmallCap Dividend Fund, WisdomTree International Real Estate Fund, WisdomTree Emerging Markets High-Yielding Equity Fund and WisdomTree Emerging Markets SmallCap Dividend Fund of WisdomTree Trust at March 31, 2008, the results of their operations, the changes in their net assets and the financial highlights for the indicated periods, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP


New York, New York
May 27, 2008

124  WisdomTree International Dividend Funds

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)


The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve each Fund's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on February 25, 2008, the Board of Trustees reapproved the Investment Advisory Agreement for the Funds. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the investment performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds;
(iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM's operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM's anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using essentially the same criteria it used for WTAM. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the BNYIA personnel. The Board also noted that Bank of New York ("BNY"), an affiliate of BNYIA, serves as the Funds' administrator, accountant, custodian and transfer agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

                                    WisdomTree International Dividend Funds  125

Frequency Distribution of Discounts & Premiums (unaudited)


The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

===============================================================================================================
                                                               Market Price Above or      Market Price Below
                                                             Equal to Net Asset Value      Net Asset Value
---------------------------------------------------------------------------------------------------------------
                                                Basis Point    Number   Percentage of    Number    Percentage
                                               Differential   of Days     Total Days    of Days   of Total Days
---------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund
April 1, 2007 - March 31, 2008                     0 - 24.9      27          10.76%        18          7.17%
                                                ---------------------------------------------------------------
                                                  25 - 49.9      55          21.91%        16          6.37%
                                                ---------------------------------------------------------------
                                                  50 - 74.9      41          16.33%        13          5.18%
                                                ---------------------------------------------------------------
                                                 75 - 100.0      25           9.96%         6          2.39%
                                                ---------------------------------------------------------------
                                                     >100.0      35          13.93%        15          5.98%
                                                ---------------------------------------------------------------
                                                      Total     183          72.91%        68         27.09%
===============================================================================================================
WisdomTree DEFA High-Yielding Equity Fund
April 1, 2007 - March 31, 2008                     0 - 24.9      40          15.94%        24          9.57%
                                                ---------------------------------------------------------------
                                                  25 - 49.9      43          17.13%        19          7.57%
                                                ---------------------------------------------------------------
                                                  50 - 74.9      37          14.74%        10          3.98%
                                                ---------------------------------------------------------------
                                                 75 - 100.0      16           6.37%        17          6.77%
                                                ---------------------------------------------------------------
                                                     >100.0      28          11.16%        17          6.77%
                                                ---------------------------------------------------------------
                                                      Total     164          65.34%        87         34.66%
===============================================================================================================
WisdomTree Europe Total Dividend Fund
April 1, 2007 - March 31, 2008                     0 - 24.9      50          19.93%        32         12.75%
                                                ---------------------------------------------------------------
                                                  25 - 49.9      43          17.13%        20          7.97%
                                                ---------------------------------------------------------------
                                                  50 - 74.9      26          10.36%        13          5.18%
                                                ---------------------------------------------------------------
                                                 75 - 100.0      16           6.37%        10          3.98%
                                                ---------------------------------------------------------------
                                                     >100.0      29          11.55%        12          4.78%
                                                ---------------------------------------------------------------
                                                      Total     164          65.34%        87         34.66%
===============================================================================================================
WisdomTree Europe High-Yielding Equity Fund
April 1, 2007 - March 31, 2008                     0 - 24.9      40          15.94%        36         14.34%
                                                ---------------------------------------------------------------
                                                  25 - 49.9      48          19.12%        18          7.17%
                                                ---------------------------------------------------------------
                                                  50 - 74.9      21           8.37%        12          4.78%
                                                ---------------------------------------------------------------
                                                 75 - 100.0      28          11.16%        10          3.98%
                                                ---------------------------------------------------------------
                                                     >100.0      31          12.35%         7          2.79%
                                                ---------------------------------------------------------------
                                                      Total     168          66.94%        83         33.06%
===============================================================================================================
WisdomTree Europe SmallCap Dividend Fund
April 1, 2007 - March 31, 2008                       0-24.9      31          12.35%        29         11.55%
                                                ---------------------------------------------------------------
                                                  25 - 49.9      21           8.37%        29         11.55%
                                                ---------------------------------------------------------------
                                                  50 - 74.9      11           4.38%        20          7.97%
                                                ---------------------------------------------------------------
                                                 75 - 100.0       5           1.99%        27         10.76%
                                                ---------------------------------------------------------------
                                                     >100.0       5           1.99%        73         29.09%
                                                ---------------------------------------------------------------
                                                      Total      73          29.08%       178         70.92%
===============================================================================================================
WisdomTree Japan Total Dividend Fund
April 1, 2007 - March 31, 2008                     0 - 24.9      29          11.55%        28         11.16%
                                                ---------------------------------------------------------------
                                                  25 - 49.9      19           7.58%        21          8.37%
                                                ---------------------------------------------------------------
                                                  50 - 74.9      16           6.37%        18          7.17%
                                                ---------------------------------------------------------------
                                                 75 - 100.0      13           5.18%        22          8.76%
                                                ---------------------------------------------------------------
                                                     >100.0      18           7.17%        67         26.69%
                                                ---------------------------------------------------------------
                                                      Total      95          37.85%       156         62.15%
===============================================================================================================

126  WisdomTree International Dividend Funds

=========================================================================================================================
                                                                         Market Price Above or      Market Price Below
                                                                       Equal to Net Asset Value      Net Asset Value
-------------------------------------------------------------------------------------------------------------------------
                                                          Basis Point    Number   Percentage of    Number    Percentage
                                                         Differential   of Days     Total Days    of Days   of Total Days
-------------------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund
April 1, 2007 - March 31, 2008                               0 - 24.9      30          11.95%        23          9.16%
                                                          ---------------------------------------------------------------
                                                            25 - 49.9      21           8.37%        24          9.56%
                                                          ---------------------------------------------------------------
                                                            50 - 74.9      14           5.58%        20          7.97%
                                                          ---------------------------------------------------------------
                                                           75 - 100.0       6           2.39%        21          8.37%
                                                          ---------------------------------------------------------------
                                                               >100.0      25           9.96%        67         26.69%
                                                          ---------------------------------------------------------------
                                                                Total      96          38.25%       155         61.75%
=========================================================================================================================
WisdomTree Japan SmallCap Dividend Fund
April 1, 2007 - March 31, 2008                               0 - 24.9      35          13.94%        18          7.17%
                                                          ---------------------------------------------------------------
                                                            25 - 49.9      18           7.17%        25          9.96%
                                                          ---------------------------------------------------------------
                                                            50 - 74.9      21           8.37%        20          7.97%
                                                          ---------------------------------------------------------------
                                                           75 - 100.0       7           2.79%        16          6.37%
                                                          ---------------------------------------------------------------
                                                               >100.0      33          13.15%        58         23.11%
                                                          ---------------------------------------------------------------
                                                                Total     114          45.42%       137         54.58%
=========================================================================================================================
WisdomTree Pacific ex-Japan Total Dividend Fund
April 1, 2007 - March 31, 2008                               0 - 24.9      31          12.35%        18          7.17%
                                                          ---------------------------------------------------------------
                                                            25 - 49.9      23           9.16%        17          6.77%
                                                          ---------------------------------------------------------------
                                                            50 - 74.9      21           8.37%        10          3.98%
                                                          ---------------------------------------------------------------
                                                           75 - 100.0      20           7.97%        10          3.98%
                                                          ---------------------------------------------------------------
                                                               >100.0      46          18.33%        55         21.92%
                                                          ---------------------------------------------------------------
                                                                Total     141          56.18%       110         43.82%
=========================================================================================================================
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
April 1, 2007 - March 31, 2008                               0 - 24.9      21           8.37%        17          6.77%
                                                          ---------------------------------------------------------------
                                                            25 - 49.9      29          11.55%        22          8.76%
                                                          ---------------------------------------------------------------
                                                            50 - 74.9      24           9.56%        15          5.98%
                                                          ---------------------------------------------------------------
                                                           75 - 100.0      26          10.36%        14          5.58%
                                                          ---------------------------------------------------------------
                                                               >100.0      25           9.96%        58         23.11%
                                                          ---------------------------------------------------------------
                                                                Total     125          49.80%       126         50.20%
=========================================================================================================================
WisdomTree International LargeCap Dividend Fund
April 1, 2007 - March 31, 2008                               0 - 24.9      33          13.15%        27         10.75%
                                                          ---------------------------------------------------------------
                                                            25 - 49.9      58          23.10%        15          5.98%
                                                          ---------------------------------------------------------------
                                                            50 - 74.9      26          10.36%        14          5.58%
                                                          ---------------------------------------------------------------
                                                           75 - 100.0      27          10.76%         6          2.39%
                                                          ---------------------------------------------------------------
                                                               >100.0      26          10.36%        19          7.57%
                                                          ---------------------------------------------------------------
                                                                Total     170          67.73%        81         32.27%
=========================================================================================================================
WisdomTree International Dividend Top 100(SM) Fund
April 1, 2007 - March 31, 2008                               0 - 24.9      32          12.75%        23          9.16%
                                                          ---------------------------------------------------------------
                                                            25 - 49.9      45          17.93%        17          6.77%
                                                          ---------------------------------------------------------------
                                                            50 - 74.9      35          13.94%        10          3.98%
                                                          ---------------------------------------------------------------
                                                           75 - 100.0      21           8.37%         6          2.39%
                                                          ---------------------------------------------------------------
                                                               >100.0      33          13.15%        29         11.56%
                                                          ---------------------------------------------------------------
                                                                Total     166          66.14%        85         33.86%
=========================================================================================================================
WisdomTree International MidCap Dividend Fund
April 1, 2007 - March 31, 2008                               0 - 24.9      34          13.55%        26         10.36%
                                                          ---------------------------------------------------------------
                                                            25 - 49.9      50          19.92%        23          9.16%
                                                          ---------------------------------------------------------------
                                                            50 - 74.9      26          10.36%        13          5.18%
                                                          ---------------------------------------------------------------
                                                           75 - 100.0      16           6.37%        13          5.18%
                                                          ---------------------------------------------------------------
                                                               >100.0      27          10.76%        23          9.16%
                                                          ---------------------------------------------------------------
                                                                Total     153          60.96%        98         39.04%
=========================================================================================================================

                                     WisdomTree International Dividend Funds 127

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

=========================================================================================================================
                                                                         Market Price Above or      Market Price Below
                                                                       Equal to Net Asset Value      Net Asset Value
-------------------------------------------------------------------------------------------------------------------------
                                                          Basis Point    Number   Percentage of    Number    Percentage
                                                         Differential   of Days     Total Days    of Days   of Total Days
-------------------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund
April 1, 2007 - March 31, 2008                                0-24.9       27          10.76%        12          4.79%
                                                           --------------------------------------------------------------
                                                             25-49.9       39          15.54%        23          9.16%
                                                           --------------------------------------------------------------
                                                             50-74.9       37          14.74%        10          3.98%
                                                           --------------------------------------------------------------
                                                            75-100.0       24           9.56%        11          4.38%
                                                           --------------------------------------------------------------
                                                              >100.0       46          18.33%        22          8.76%
                                                           --------------------------------------------------------------
                                                               Total      173          68.93%        78         31.07%
=========================================================================================================================
WisdomTree International Real Estate Fund
June 5, 2007 -  March 31, 2008                                0-24.9       19           9.18%        15          7.25%
                                                           --------------------------------------------------------------
                                                             25-49.9       23          11.11%        11          5.31%
                                                           --------------------------------------------------------------
                                                             50-74.9       35          16.91%         8          3.86%
                                                           --------------------------------------------------------------
                                                            75-100.0       22          10.63%         4          1.93%
                                                           --------------------------------------------------------------
                                                              >100.0       51          24.64%        19          9.18%
                                                           --------------------------------------------------------------
                                                               Total      150          72.47%        57         27.53%
=========================================================================================================================
WisdomTree Emerging Markets High-Yielding Equity Fund
July 13, 2007 - March 31, 2008                                0-24.9       11           6.11%        10          5.56%
                                                           --------------------------------------------------------------
                                                             25-49.9        7           3.89%        10          5.56%
                                                           --------------------------------------------------------------
                                                             50-74.9       12           6.67%         6          3.33%
                                                           --------------------------------------------------------------
                                                            75-100.0       19          10.56%         6          3.33%
                                                           --------------------------------------------------------------
                                                              >100.0       69          38.33%        30         16.66%
                                                           --------------------------------------------------------------
                                                               Total      118          65.56%        62         34.44%
=========================================================================================================================
WisdomTree Emerging Markets SmallCap Dividend Fund
October 30, 2007 - March 31, 2008                             0-24.9        2           1.92%         3          2.88%
                                                           --------------------------------------------------------------
                                                             25-49.9        4           3.85%         4          3.85%
                                                           --------------------------------------------------------------
                                                             50-74.9        2           1.92%         4          3.85%
                                                           --------------------------------------------------------------
                                                            75-100.0        5           4.81%         5          4.81%
                                                           --------------------------------------------------------------
                                                              >100.0       21          20.19%        54         51.92%
                                                           --------------------------------------------------------------
                                                               Total       34          32.69%        70         67.31%
=========================================================================================================================

128  WisdomTree International Dividend Funds

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

                                                                                              Number of Portfolios      Other
                                      Term of Office                                             in Fund Complex    Directorships
Name                                   and Length of          Principal Occupation(s)          Overseen by Trustee Held by Trustee
(year of birth)          Position       Time Served           During the Past 5 Years             and Officer+      and Officers
--------------------- -------------- ---------------- -------------------------------------- --------------------- -----------------
Jonathan Steinberg    Trustee,       Trustee and      Chief Executive Officer of                       40          None.
(1964)                President*     Officer          WisdomTree Investments, Inc. (for-
                                     since 2005       merly, Index Development Partners,
                                                      Inc.) and Director of WisdomTree
                                                      Investments, Inc. (since 1989).

Amit Muni             Treasurer*,    Officer          Chief Financial Officer and Assistant            40          None.
(1969)                Assistant      since 2008       Secretary of WisdomTree Investments,
                      Secretary*                      Inc. (formerly, Index Development
                                                      Partners, Inc.) (since March 2008);
                                                      International Securities Exchange
                                                      Holdings, Inc. (ISE), Controller and
                                                      Chief Accounting Officer (2003 to
                                                      2008); Instinet Group Inc., Vice Presi-
                                                      dent Finance (2000 to 2003).

Richard Morris        Secretary*,    Officer          Deputy General Counsel of                        40          None.
(1967)                Chief Legal    since 2005       WisdomTree Investments, Inc. (for-
                      Officer*                        merly, Index Development Partners,
                                                      Inc.) (since 2005); Senior Counsel at
                                                      Barclays Global Investors, N.A. (2002
                                                      to 2005); Counsel at Barclays Global
                                                      Investors, N.A. (2000 to 2001).
------------------------------------------------------------------------------------------------------------------------------------

* Elected by and serves at the pleasure of the Board of Trustees. + As of March 31, 2008.


                                    WisdomTree International Dividend Funds  129

Trustee and Officer Information (unaudited)  (concluded)

Independent Trustees

                                  Term of Office                                            Number of Portfolios        Other
Name                                and Length            Principal Occupation(s)             in Fund Complex       Directorships
(year of birth)      Position     of Time Served          During the Past 5 Years          Overseen by Trustee+   Held by Trustee
----------------- -------------- ---------------- --------------------------------------- ----------------------- ----------------
Gregory Barton    Trustee        Trustee          General Counsel and Secretary of                  40            None.
(1961)*                          since 2006       Martha Stewart Living Omnimedia,
                                                  Inc. (since 2007); Executive Vice
                                                  President of Licensing and Legal Af-
                                                  fairs, General Counsel and Secretary
                                                  of Ziff Davis Media Inc. (2003 to
                                                  2007); Executive Vice President of
                                                  Legal Affairs, General Counsel and
                                                  Secretary of Ziff Davis Media Inc.
                                                  (2002 to 2003); President (2001 to
                                                  2002), Chief Financial Officer (2000
                                                  to 2002), Vice President of Business
                                                  Development (1999 to 2001) and
                                                  General Counsel and Secretary (1998
                                                  to 2002) of WisdomTree Investments,
                                                  Inc. (formerly, Index Development
                                                  Partners, Inc.)

Toni Massaro      Trustee        Trustee          Dean at University of Arizona James               40            None.
(1955)**                         since 2006       E. Rogers College of Law (since
                                                  1999); Professor at University of Ari-
                                                  zona James E. Rogers College of Law
                                                  (since 1990).

Victor Ugolyn     Trustee,       Trustee          Private Investor (2005 to present);               40            Trustee on
(1947)            Chairman of    since 2006       President and Chief Executive Officer                           Board of
                  the Board of                    of William D. Witter, Inc. (2005 to                             Trustees of
                  Trustees                        2006); Consultant to AXA Enterprise                             Naismith
                                                  in 2004; Chairman, President and                                Memorial
                                                  Chief Executive Officer of Enterprise                           Basketball
                                                  Capital Management (subsidiary of                               Hall of Fame;
                                                  The MONY Group, Inc.) and Enter-                                Member of
                                                  prise Group of Funds, Chairman of                               the Board of
                                                  MONY Securities Corp., and Chair-                               Directors of
                                                  man of the Fund Board of Enterprise                             William D.
                                                  Group of Funds (1991 to 2004).                                  Witter, Inc.;
                                                                                                                  Member of
                                                                                                                  the Board of
                                                                                                                  Overseers of
                                                                                                                  the Hoover
                                                                                                                  Institution at
                                                                                                                  Stanford
                                                                                                                  University.
----------------------------------------------------------------------------------------------------------------------------------

*     Chair of the Audit Committee.

**    Chair of the Governance and Nominating Committee.

+     As of March 31, 2008.


130  WisdomTree International Dividend Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2008, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

================================================================================
                                                                    Qualified
Fund                                                             Dividend Income
--------------------------------------------------------------------------------
DEFA Fund                                                          $ 5,564,268
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                                       7,219,711
--------------------------------------------------------------------------------
Europe Total Dividend Fund                                           1,318,473
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                                     1,987,457
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                                        4,449,234
--------------------------------------------------------------------------------
Japan Total Dividend Fund                                              635,596
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                                      1,091,322
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                                         1,084,817
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                                 3,365,589
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund                           3,916,377
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                                 3,594,027
--------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund                             10,412,420
--------------------------------------------------------------------------------
International MidCap Dividend Fund                                   5,435,005
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                                 9,468,431
--------------------------------------------------------------------------------
International Real Estate Fund                                       1,208,072
--------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund                           1,012,441
--------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund                                119,669
--------------------------------------------------------------------------------

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended March 31, 2008 from qualified short-term gains:

================================================================================
                                                                   Qualified
Fund                                                            Short-Term Gains
--------------------------------------------------------------------------------
DEFA Fund                                                           $    240
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                                             -
--------------------------------------------------------------------------------
Europe Total Dividend Fund                                                 -
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                                       3,186
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                                        477,202
--------------------------------------------------------------------------------
Japan Total Dividend Fund                                                  -
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                                            -
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                                               -
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                                       -
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund                           180,947
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                                       -
--------------------------------------------------------------------------------
International Dividend Top 100(SM) Fund                                    -
--------------------------------------------------------------------------------
International MidCap Dividend Fund                                   427,245
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                                 516,519
--------------------------------------------------------------------------------
International Real Estate Fund                                             -
--------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund                                 -
--------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund                                    -
--------------------------------------------------------------------------------

                                    WisdomTree International Dividend Funds  131

Supplemental Information (unaudited) (concluded)


The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2008 to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

===========================================================================
                                                 Gross Foreign    Foreign
Fund                                                 Income      Taxes Paid
---------------------------------------------------------------------------
DEFA Fund                                         $ 7,264,290    $ 442,778
---------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                      6,934,901      342,488
---------------------------------------------------------------------------
Europe Total Dividend Fund                          1,215,924      104,833
---------------------------------------------------------------------------
Europe High-Yielding Equity Fund                    1,530,029      100,469
---------------------------------------------------------------------------
Europe SmallCap Dividend Fund                       3,112,183      248,735
---------------------------------------------------------------------------
Japan Total Dividend Fund                             723,517       54,378
---------------------------------------------------------------------------
Japan High-Yielding Equity Fund                       856,703       64,434
---------------------------------------------------------------------------
Japan SmallCap Dividend Fund                        1,292,226       97,205
---------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                5,525,022       48,716
---------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund          4,259,413       52,512
---------------------------------------------------------------------------
International LargeCap Dividend Fund                3,637,936      240,028
---------------------------------------------------------------------------
International Dividend Top 100(SM) Fund            10,981,617      427,465
---------------------------------------------------------------------------
International MidCap Dividend Fund                  6,325,220      394,184
---------------------------------------------------------------------------
International SmallCap Dividend Fund               12,715,016      807,086
---------------------------------------------------------------------------
International Real Estate Fund                      2,092,651      233,844
---------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund          2,899,194      368,793
---------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund               374,938       60,965
---------------------------------------------------------------------------

132  WisdomTree International Dividend Funds

General Information (unaudited)


Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2007, is available without charge, upon request (i) by calling 1-866-909-WISE,
(ii) on the Trust's website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC's website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund's portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.


                                    WisdomTree International Dividend Funds  133

The WisdomTree Trust

Investment Adviser
WisdomTree Asset Management, Inc.
380 Madison Avenue, 21st Floor
New York, NY 10017

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree(R) Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2008:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)
WisdomTree High-Yielding Equity Fund (DHS)
WisdomTree LargeCap Dividend Fund (DLN)
WisdomTree Dividend Top 100(SM) Fund (DTN)
WisdomTree MidCap Dividend Fund (DON)
WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)
WisdomTree DEFA High-Yielding Equity Fund (DTH)
WisdomTree Europe Total Dividend Fund (DEB)
WisdomTree Europe High-Yielding Equity Fund (DEW)
WisdomTree Europe SmallCap Dividend Fund (DFE)
WisdomTree Japan Total Dividend Fund (DXJ)
WisdomTree Japan High-Yielding Equity Fund (DNL)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
WisdomTree Pacific ex-Japan Total Dividend Fund (DND)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)
WisdomTree International LargeCap Dividend Fund (DOL)
WisdomTree International Dividend Top 100(SM) Fund (DOO)
WisdomTree International MidCap Dividend Fund (DIM)
WisdomTree International SmallCap Dividend Fund (DLS)
WisdomTree International Real Estate Fund (DRW)
WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)
WisdomTree International Communications Sector Fund (DGG)
WisdomTree International Consumer Cyclical Sector Fund (DPC)
WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)
WisdomTree International Energy Sector Fund (DKA)
WisdomTree International Financial Sector Fund (DRF)
WisdomTree International Health Care Sector Fund (DBR)
WisdomTree International Industrial Sector Fund (DDI)
WisdomTree International Technology Sector Fund (DBT)
WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Earnings Funds

WisdomTree Total Earnings Fund (EXT)
WisdomTree Earnings 500 Fund (EPS)
WisdomTree MidCap Earnings Fund (EZM)
WisdomTree SmallCap Earnings Fund (EES)
WisdomTree Earnings Top 100 Fund (EEZ)
WisdomTree Low P/E Fund (EZY)
WisdomTree India Earnings Fund (EPI)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging markets are generally less liquid and less efficient than developed markets. Please read the funds prospectus for specific details regarding the fund's risk profile. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

[LOGO]
WISDOMTREE
    Fundamental ETFs

380 Madison Avenue, 21st Floor
New York, NY 11017
1.866.909.WISE (9473)
www.wisdomtree.com

WisdomTree International Dividend ETFs

WisdomTree DEFA Fund
WisdomTree DEFA High-Yielding Equity Fund
WisdomTree Europe Total Dividend Fund
WisdomTree Europe High-Yielding Equity Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan Total Dividend Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree Pacific ex-Japan Total Dividend Fund
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International Dividend Top 100(SM) Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund
WisdomTree International Real Estate Fund
WisdomTree Emerging Markets High-Yielding Equity Fund
WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.










WIS001177 (05/2009)

[LOGO]
WISDOMTREE
    Fundamental ETFs


WisdomTree Trust
International Dividend Sector Funds

--------------------------------------------------------------------------------


Annual Report
March 31, 2008

WisdomTree International Basic Materials Sector Fund
WisdomTree International Communications Sector Fund
WisdomTree International Consumer Cyclical Sector Fund
WisdomTree International Consumer Non-Cyclical Sector Fund
WisdomTree International Energy Sector Fund
WisdomTree International Financial Sector Fund
WisdomTree International Health Care Sector Fund
WisdomTree International Industrial Sector Fund
WisdomTree International Technology Sector Fund
WisdomTree International Utilities Sector Fund

Table of Contents


Letter to Shareholders .....................................................   1
Management's Discussion of Funds' Performance ..............................   2
Performance Summaries (unaudited) ..........................................   3
Shareholder Expense Examples (unaudited) ...................................  13
Schedules of Investments
 WisdomTree International Basic Materials Sector Fund ......................  15
 WisdomTree International Communications Sector Fund .......................  17
 WisdomTree International Consumer Cyclical Sector Fund ....................  19
 WisdomTree International Consumer Non-Cyclical Sector Fund ................  23
 WisdomTree International Energy Sector Fund ...............................  26
 WisdomTree International Financial Sector Fund ............................  27
 WisdomTree International Health Care Sector Fund ..........................  30
 WisdomTree International Industrial Sector Fund ...........................  32
 WisdomTree International Technology Sector Fund ...........................  37
 WisdomTree International Utilities Sector Fund ............................  38
Statements of Assets and Liabilities .......................................  39
Statements of Operations ...................................................  41
Statements of Changes in Net Assets ........................................  43
Financial Highlights .......................................................  47
Notes to the Financial Statements ..........................................  52
Report of Independent Registered Public Accounting Firm ....................  58
Approval of Investment Advisory and Sub-Advisory Agreement (unaudited) .....  59
Frequency Distribution of Discounts & Premiums (unaudited) .................  60
Trustees and Officers Information (unaudited) ..............................  62
Supplemental Information (unaudited) .......................................  64
General Information (unaudited) ............................................  65


"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

                     [This page intentionally left blank.]

Letter to Shareholders


Dear Shareholders:

      It is a pleasure to report highlights for the funds of the WisdomTree Trust for the fiscal year that ended March 31, 2008.

      Over this period, many U.S. and international stock markets declined between 5% and 15%, disappointing equity investors. With toxic sub-prime loans causing huge write-downs in the value of assets held at large banks and brokerage firms, financial stocks dramatically underperformed the broader market. For the first time since 1999, value stocks underperformed growth stocks in 2007, both domestically and internationally. WisdomTree's smaller capitalization U.S. funds, with greater exposure to real estate and financial stocks, generated sub-par returns for the period. Nevertheless, despite the challenging environment, 21 of WisdomTree's 36 funds with one-year track records outperformed their comparable capitalization weighted benchmark over the 12 months ended March 31, 2008.

      Some of WisdomTree's strongest relative performance occurred in the developing world. Within the past year, the Trust added the WisdomTree Emerging Markets High-Yielding Equity Fund (DEM) and the WisdomTree Emerging Markets SmallCap Dividend Fund (DGS), the first ETF to offer investors access to the small-cap segment of emerging equity markets. Since the inception of the funds (July 13, 2007 and October 30, 2007, respectively) through March 31, 2008, both DEM and DGS outperformed the capitalization-weighted barometer for the emerging markets: the MSCI Emerging Markets Index. In February, WisdomTree launched the industry's first India ETF, the WisdomTree India Earnings Fund (EPI), which gives U.S. investors exposure to local shares trading in India. By March 31, 2008, overall assets under management in the WisdomTree Trust stood at approximately $4.3 billion, up from approximately $3 billion a year earlier.

      The past fiscal year was also punctuated by an initiative that has the potential to significantly expand WisdomTree's reach: a platform that allows plan sponsors to use ETFs within employee 401(k) programs. This program gives clients the ability to use traditional index funds, actively managed mutual funds or ETFs within their retirement plans. Increasingly, investors view WisdomTree products as alternatives to both types of investments. Like traditional index funds, WisdomTree ETFs provide broad exposure to equity markets in 42 countries. But unlike traditional capitalization- weighted indexes, which set weights based on a company's market value, WisdomTree sets component weights based on income streams, such as earnings or dividends. WisdomTree is presenting advisors, plan sponsors, and self-directed investors a new way to understand and invest in equity markets. This report contains another full year of real-time performance data that will, I hope, provide greater clarity as to whether we are meeting our goal of delivering market-beating returns in a passive structure.

Thank you for your continued support.

Best regards,

/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security. Fund returns are quoted at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.
The MSCI Emerging Markets Index is a market cap weighted index that is designed to measure equity market performance consisting of 25 emerging market country indexes. MSCI Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.


                               WisdomTree International Dividend Sector Funds  1

Management's Discussion of Funds' Performance


The 10 international sector ETFs developed by the WisdomTree Trust give investors alternatives to market capitalization-weighted index funds in major economic sectors of the industrialized world outside of the U.S. equity market. All of the WisdomTree international sector ETFs track specific indexes that are derived from the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (WisdomTree DEFA). The WisdomTree DEFA Index measures the performance of dividend-paying companies in developed countries outside of the U.S. and Canada. Unlike ETFs that track traditional market capitalization-weighted indexes, WisdomTree's international sector ETFs are designed to track indexes that are weighted based on the dividends that companies pay. For ease of comparison, this report provides index performance data on each ETF's underlying WisdomTree Index and a comparable capitalization weighted benchmark index.

The MSCI EAFE Index, which measures stock performance in the developed world outside the U.S. and Canada, declined by 2.68% in the year that ended March 31, 2008. International sectors with exposure to energy and commodities performed well over this period, whereas sectors with exposure to bad loans emanating from the U.S. and a weakening consumer performed poorly. For the period that ended March 31, 2008, 5 of the 10 WisdomTree international sector funds outperformed their comparable capitalization-weighted benchmark.

The highest returns for the Trust's sector funds were generated by the WisdomTree International Energy Sector Fund (DKA), which returned 13.84% at NAV for the period, followed closely by the WisdomTree International Basic Materials Sector Fund (DBN), which advanced 13.04% at NAV.

The lowest returns for the Trust's sector funds were generated by the WisdomTree International Consumer Cyclical Sector Fund (DPC), which declined by 10.82%, followed closely by the WisdomTree International Financial Sector Fund
(DRF), which lost 10.29% of its value at NAV.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds' performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan. Performance information for the MSCI indexes assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI's express written consent.


2  WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Basic Materials Sector Fund

Industry Breakdown+ as of 3/31/08
------------------------------------
           [PIE CHART]
Mining                        42.8%
Chemicals                     32.6%
Iron/Steel                    17.1%
Forest Products & Paper        6.2%
Other                          1.3%
------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
--------------------------------------
Description             % of Net Assets
--------------------------------------
BHP Billiton Ltd.             9.1%
--------------------------------------
BASF AG                       8.4%
--------------------------------------
Rio Tinto PLC                 6.8%
--------------------------------------
Anglo American PLC            6.3%
--------------------------------------
Bayer AG                      4.6%
--------------------------------------
BHP Billiton PLC              4.2%
--------------------------------------
Rio Tinto Ltd.                4.0%
--------------------------------------
ThyssenKrupp AG               2.7%
--------------------------------------
L'Air Liquide S.A.            2.4%
--------------------------------------
JFE Holdings, Inc.            2.1%
--------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Basic Materials Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index.

The WisdomTree International Basic Materials Sector Fund (DBN) returned 13.09% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). United Kingdom contributed most significantly to this performance, comprising on average 22.49% of the Fund and returned 35.97% over the period. Rio Tinto Plc was the top performing security in the Fund. Japan contributed the least to the Fund returning -21.31% over the period and comprising on average 15.05% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                          Average Annual Total Return
-------------------------------------------------------------------------------------------
                                                              WisdomTree           S&P
                                                            International      Global 1200
                                                           Basic Materials      Materials
                      Net Asset Value     Market Price       Sector Index      Sector Index
-------------------------------------------------------------------------------------------
One Year                    13.09%            12.37%           14.24%              23.08%
-------------------------------------------------------------------------------------------
Since Inception(1)          27.25%            27.27%           28.70%              32.58%
-------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

                                  WisdomTree
                                International      S&P Global
                               Basic Materials   1200 Materials
                  Date           Sector Fund      Sector Index
               ------------------------------------------------
                10/13/2006         $10,000          $10,000
                10/31/2006         $10,467          $10,406
                11/30/2006         $10,738          $10,783
                12/31/2006         $11,233          $11,112
                 1/31/2007         $11,308          $11,369
                 2/28/2007         $11,681          $11,701
                 3/31/2007         $12,581          $12,269
                 4/30/2007         $13,108          $12,618
                 5/31/2007         $13,854          $13,551
                 6/30/2007         $14,413          $13,971
                 7/31/2007         $14,489          $14,173
                 8/31/2007         $13,981          $13,988
                 9/30/2007         $15,533          $15,695
                10/31/2007         $15,882          $16,280
                11/30/2007         $15,294          $15,492
                12/31/2007         $14,751          $15,395
                 1/31/2008         $13,551          $14,564
                 2/29/2008         $14,639          $15,608
                 3/31/2008         $14,127          $15,119

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                               WisdomTree International Dividend Sector Funds  3

Performance Summary (unaudited)

WisdomTree International Communications Sector Fund

Industry Breakdown+ as of 3/31/08
-----------------------------------
           [PIE CHART]
Telecommunications            74.5%
Media                         22.0%
Internet                       1.8%
Advertising                    1.1%
Other                          0.6%
-----------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
----------------------------------------------------
Description                          % of Net Assets
----------------------------------------------------
Vodafone Group PLC                         8.9%
----------------------------------------------------
Telefonica, S.A.                           8.7%
----------------------------------------------------
China Mobile Ltd.                          8.0%
----------------------------------------------------
Deutsche Telekom AG                        7.0%
----------------------------------------------------
Telstra Corp. Ltd.                         6.9%
----------------------------------------------------
Nokia Oyj                                  4.5%
----------------------------------------------------
Vivendi                                    4.2%
----------------------------------------------------
Singapore Telecommunications Ltd.          3.5%
----------------------------------------------------
Telecom Italia SpA                         3.2%
----------------------------------------------------
BT Group PLC                               2.8%
----------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Communications Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Communications Sector Index.

The WisdomTree International Communications Sector Fund (DGG) returned 7.62% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). China contributed most significantly to this performance, comprising on average 9.60% of the Fund and returned 61.31% over the period. China Mobile Ltd. was the top performing security in the Fund. Italy contributed the least to the Fund returning -20.07% over the period and comprising on average 5.54% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                             Average Annual Total Return
------------------------------------------------------------------------------------------------
                                                                                     S&P
                                                             WisdomTree          Global 1200
                                                            International     Telecommunications
                                                           Communications      Services Sector
                      Net Asset Value     Market Price      Sector Index            Index
------------------------------------------------------------------------------------------------
One Year                    7.62%              6.70%             7.54%               5.13%
------------------------------------------------------------------------------------------------
Since Inception(1)         15.60%             14.81%            16.37%              13.65%
------------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

                                 WisdomTree
                               International        S&P Global 1200
                               Communications      Telecommunications
                Date            Sector Fund           Sector Index
            ---------------------------------------------------------
             10/13/2006           $10,000               $10,000
             10/31/2006           $10,591               $10,390
             11/30/2006           $10,914               $10,556
             12/31/2006           $11,333               $10,991
              1/31/2007           $11,487               $11,279
              2/28/2007           $11,467               $11,268
              3/31/2007           $11,487               $11,471
              4/30/2007           $12,168               $11,903
              5/31/2007           $12,569               $12,655
              6/30/2007           $12,669               $12,655
              7/31/2007           $12,425               $12,349
              8/31/2007           $12,837               $12,711
              9/30/2007           $13,888               $13,639
             10/31/2007           $15,032               $14,511
             11/30/2007           $14,644               $13,923
             12/31/2007           $14,110               $13,946
              1/31/2008           $12,934               $12,841
              2/29/2008           $12,752               $12,297
              3/31/2008           $12,084               $12,062

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


4  WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Consumer Cyclical Sector Fund

Industry Breakdown+ as of 3/31/08
----------------------------------
           [PIE CHART]
Auto Manufacturers           34.9%
Retail                       22.2%
Distribution/Wholesale        8.7%
Auto Parts & Equipment        6.5%
Airlines                      4.7%
Entertainment                 4.2%
Home Furnishings              3.4%
Apparel                       3.3%
Home Builders                 2.8%
Lodging                       2.5%
Food Service                  2.2%
Other                         4.6%
----------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
--------------------------------------------------
Description                        % of Net Assets
--------------------------------------------------
Toyota Motor Corp.                       8.7%
--------------------------------------------------
DaimlerChrysler AG                       6.6%
--------------------------------------------------
H&M Hennes & Mauritz AB Class B          4.2%
--------------------------------------------------
Renault S.A.                             4.1%
--------------------------------------------------
Honda Motor Co., Ltd.                    3.2%
--------------------------------------------------
Volkswagen AG                            3.1%
--------------------------------------------------
Nissan Motor Co., Ltd.                   3.1%
--------------------------------------------------
Mitsubishi Corp.                         2.5%
--------------------------------------------------
Peugeot S.A.                             1.9%
--------------------------------------------------
PPR S.A.                                 1.9%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Consumer Cyclical Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Cyclical Sector Index.

The WisdomTree International Consumer Cyclical Sector Fund (DPC) returned -10.82% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Germany contributed most significantly to this performance, comprising on average 13.56% of the Fund and returned 14.92% over the period. Volkswagen AG was the top performing security in the Fund. United Kingdom contributed the least to the Fund returning -35.22% over the period and comprising on average 16.74% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                             Average Annual Total Return
------------------------------------------------------------------------------------------------
                                                               WisdomTree        S&P Global 1200
                                                             International          Consumer
                                                           Consumer Cyclical      Discretionary
                      Net Asset Value     Market Price        Sector Index        Sector Index
------------------------------------------------------------------------------------------------
One Year                   (10.82)%           (10.66)%           (10.58)%             (13.18)%
------------------------------------------------------------------------------------------------
Since Inception(1)           5.12%              5.06%              4.58%               (3.22)%
------------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

                                WisdomTree              S&P Global
                               International           1200 Consumer
                             Consumer Cyclical         Discretionary
                Date            Sector Fund            Sector Index
         ----------------------------------------------------------------
              10/13/2006          $10,000                 $10,000
              10/31/2006          $10,400                 $10,241
              11/30/2006          $10,768                 $10,401
              12/31/2006          $11,223                 $10,739
               1/31/2007          $11,334                 $10,950
               2/28/2007          $11,544                 $10,861
               3/31/2007          $12,063                 $10,987
               4/30/2007          $12,601                 $11,295
               5/31/2007          $12,879                 $11,619
               6/30/2007          $12,780                 $11,515
               7/31/2007          $12,638                 $11,093
               8/31/2007          $12,105                 $10,921
               9/30/2007          $12,553                 $11,153
              10/31/2007          $13,329                 $11,447
              11/30/2007          $12,258                 $10,752
              12/31/2007          $11,537                 $10,399
               1/31/2008          $10,395                 $ 9,789
               2/29/2008          $10,602                 $ 9,643
               3/31/2008          $10,509                 $ 9,532

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                               WisdomTree International Dividend Sector Funds  5

Performance Summary (unaudited)

WisdomTree International Consumer Non-Cyclical Sector Fund

Industry Breakdown+ as of 3/31/08
------------------------------------
           [PIE CHART]
Pharmaceuticals                31.2%
Food                           31.1%
Beverages                      10.9%
Agriculture                     8.0%
Commercial Services             7.8%
Cosmetics/Personal Care         4.6%
Household Products/Wares        2.0%
Healthcare-Products             2.0%
Healthcare-Services             1.1%
Biotechnology                   0.4%
Real Estate                     0.2%
Other                           0.7%
------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
-------------------------------------------------
Description                       % of Net Assets
-------------------------------------------------
GlaxoSmithKline PLC                     8.5%
-------------------------------------------------
Nestle S.A.                             5.9%
-------------------------------------------------
Sanofi-Aventis                          5.1%
-------------------------------------------------
British American Tobacco PLC            4.9%
-------------------------------------------------
Unilever N.V.                           4.2%
-------------------------------------------------
Novartis AG                             3.8%
-------------------------------------------------
AstraZeneca PLC                         3.3%
-------------------------------------------------
Unilever N.V. CVA                       3.1%
-------------------------------------------------
Diageo PLC                              3.0%
-------------------------------------------------
Roche Holdings AG                       2.8%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Consumer Non-Cyclical Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Non-Cyclical Sector Index.

The WisdomTree International Consumer Non-Cyclical Sector Fund (DPN) returned 1.12% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Switzerland contributed most significantly to this performance, comprising on average 12.60% of the Fund and returned 12.36% over the period. Nestle S.A. was the top performing security in the Fund. United Kingdom contributed the least to the Fund returning -6.33% over the period and comprising on average 37.69% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                           Average Annual Total Return
---------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                           International           S&P
                                                              Consumer         Global 1200
                                                            Non-Cyclical     Consumer Staples
                      Net Asset Value     Market Price      Sector Index       Sector Index
---------------------------------------------------------------------------------------------
One Year                    1.12%             (0.32)%           0.91%              10.06%
---------------------------------------------------------------------------------------------
Since Inception(1)          9.87%              9.00%            8.99%              15.09%
---------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

                          WisdomTree
                        International          S&P Global
                        Consumer Non-        1200 Consumer
                       Cyclical Sector       Staples Sector
           Date              Fund                Index
     ---------------------------------------------------------
         10/13/2006        $10,000              $10,000
         10/31/2006        $10,173              $10,207
         11/30/2006        $10,522              $10,357
         12/31/2006        $10,714              $10,625
          1/31/2007        $10,782              $10,795
          2/28/2007        $10,935              $10,759
          3/31/2007        $11,349              $11,160
          4/30/2007        $11,898              $11,577
          5/31/2007        $11,810              $11,667
          6/30/2007        $11,709              $11,537
          7/31/2007        $11,513              $11,336
          8/31/2007        $11,591              $11,627
          9/30/2007        $11,965              $12,122
         10/31/2007        $12,355              $12,541
         11/30/2007        $12,562              $12,775
         12/31/2007        $12,089              $12,660
          1/31/2008        $11,135              $11,840
          2/29/2008        $11,150              $11,945
          3/31/2008        $11,287              $12,288

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


6  WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Energy Sector Fund

Industry Breakdown+ as of 3/31/08
------------------------------------
           [PIE CHART]
Oil & Gas                      86.8%
Oil & Gas Services              9.5%
Metal Fabricate/Hardware        2.3%
Coal                            0.7%
Other                           0.7%
------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
--------------------------------------------------
Description                        % of Net Assets
--------------------------------------------------
Statoil ASA                              6.0%
--------------------------------------------------
Eni SpA                                  5.7%
--------------------------------------------------
TOTAL S.A.                               5.7%
--------------------------------------------------
CNOOC Ltd.                               5.6%
--------------------------------------------------
Woodside Petroleum Ltd.                  5.2%
--------------------------------------------------
BP PLC                                   5.1%
--------------------------------------------------
Royal Dutch Shell PLC Class A            5.0%
--------------------------------------------------
Royal Dutch Shell PLC Class B            4.9%
--------------------------------------------------
BG Group PLC                             4.3%
--------------------------------------------------
Repsol YPF, S.A.                         4.0%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Energy Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index.

The WisdomTree International Energy Sector Fund (DKA) returned 13.84% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Australia contributed most significantly to this performance, comprising on average 12.75% of the Fund and returned 30.36% over the period. CNOOC Ltd. was the top performing security in the Fund. Japan contributed the least to the Fund returning -24.99% over the period and comprising on average 8.90% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                         Average Annual Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree          S&P
                                                           International     Global 1200
                                                               Energy           Energy
                      Net Asset Value     Market Price      Sector Index     Sector Index
-----------------------------------------------------------------------------------------
One Year                    13.84%            12.67%            13.26%           19.03%
-----------------------------------------------------------------------------------------
Since Inception(1)          18.33%            17.34%            18.51%           20.42%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

                               WisdomTree             S&P Global
                          International Energy        1200 Energy
           Date               Sector Fund            Sector Index
     --------------------------------------------------------------
         10/13/2006             $10,000                 $10,000
         10/31/2006             $10,369                 $10,377
         11/30/2006             $10,825                 $11,046
         12/31/2006             $10,953                 $10,954
          1/31/2007             $10,540                 $10,627
          2/28/2007             $10,571                 $10,426
          3/31/2007             $11,236                 $11,020
          4/30/2007             $11,682                 $11,552
          5/31/2007             $12,198                 $12,317
          6/30/2007             $13,127                 $12,840
          7/31/2007             $12,946                 $12,759
          8/31/2007             $12,558                 $12,631
          9/30/2007             $13,813                 $13,714
         10/31/2007             $14,404                 $14,326
         11/30/2007             $13,725                 $13,599
         12/31/2007             $13,522                 $14,357
          1/31/2008             $11,829                 $12,722
          2/29/2008             $13,015                 $13,633
          3/31/2008             $12,586                 $13,130

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                               WisdomTree International Dividend Sector Funds  7

Performance Summary (unaudited)

WisdomTree International Financial Sector Fund

Industry Breakdown+ as of 3/31/08
------------------------------------------
              [PIE CHART]
Banks                                68.4%
Insurance                            19.1%
Diversified Financial Services        7.3%
Real Estate                           3.3%
Investment Companies                  0.4%
REITS                                 0.4%
Venture Capital                       0.1%
Other                                 1.0%
------------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
--------------------------------------------------
Description                        % of Net Assets
--------------------------------------------------
HSBC Holdings PLC                        6.9%
--------------------------------------------------
Banco Santander Central
    Hispano S.A.                         4.7%
--------------------------------------------------
Banca Intesa SpA                         4.2%
--------------------------------------------------
BNP Paribas                              3.3%
--------------------------------------------------
Banco Bilbao Vizcaya Argentaria,
    Chile, S.A.                          2.8%
--------------------------------------------------
AXA S.A.                                 2.6%
--------------------------------------------------
Lloyds TSB Group PLC                     2.6%
--------------------------------------------------
ABN AMRO Holding N.V.                    2.6%
--------------------------------------------------
ING Groep N.V.                           2.6%
--------------------------------------------------
Commonwealth Bank of
    Australia                            2.3%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Financial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Financial Sector Index.

The WisdomTree International Financial Sector Fund (DRF) returned -10.29% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Hong Kong contributed most significantly to this performance, comprising on average 4.60% of the Fund and returned 22.23% over the period. ABN AMRO Holding N.V. was the top performing security in the Fund. United Kingdom contributed the least to the Fund returning -20.27% over the period and comprising on average 22.57% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                         Average Annual Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree          S&P
                                                           International     Global 1200
                                                             Financial        Financials
                      Net Asset Value     Market Price      Sector Index     Sector Index
-----------------------------------------------------------------------------------------
One Year                   (10.29)%           (12.18)%          (9.94)%         (18.62)%
-----------------------------------------------------------------------------------------
Since Inception(1)          (0.71)%            (1.82)%          (0.09)%          (9.74)%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

                             WisdomTree
                           International             S&P Global
                          Financial Sector        1200 Financials
           Date                 Fund                Sector Index
     ---------------------------------------------------------------
         10/13/2006           $10,000                 $10,000
         10/31/2006           $10,130                 $10,073
         11/30/2006           $10,371                 $10,213
         12/31/2006           $10,779                 $10,569
          1/31/2007           $10,870                 $10,674
          2/28/2007           $10,791                 $10,515
          3/31/2007           $11,032                 $10,585
          4/30/2007           $11,766                 $11,086
          5/31/2007           $11,726                 $11,294
          6/30/2007           $11,464                 $10,951
          7/31/2007           $11,304                 $10,467
          8/31/2007           $10,909                 $10,321
          9/30/2007           $11,426                 $10,718
         10/31/2007           $11,973                 $10,986
         11/30/2007           $11,256                 $10,202
         12/31/2007           $10,615                  $9,752
          1/31/2008            $9,465                  $9,142
          2/29/2008            $9,348                  $8,671
          3/31/2008            $9,605                  $8,605

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


8  WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Health Care Sector Fund

Industry Breakdown+ as of 3/31/08
------------------------------------
           [PIE CHART]
Pharmaceuticals                73.4%
Healthcare-Products            14.3%
Healthcare-Services             7.8%
Biotechnology                   2.7%
Retail                          0.8%
Other                           1.0%
------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
--------------------------------------------------
Description                        % of Net Assets
--------------------------------------------------
GlaxoSmithKline PLC                      9.1%
--------------------------------------------------
Sanofi-Aventis                           7.3%
--------------------------------------------------
Roche Holding AG                         7.3%
--------------------------------------------------
Novartis AG                              7.0%
--------------------------------------------------
AstraZeneca PLC                          5.8%
--------------------------------------------------
Bayer Schering Pharma AG                 5.1%
--------------------------------------------------
Takeda Pharmaceutical Co., Ltd.          3.1%
--------------------------------------------------
Novo-Nordisk A/S Class B                 3.0%
--------------------------------------------------
Cie Generale D'Optique Essilor
    International S.A.                   1.9%
--------------------------------------------------
CSL Ltd.                                 1.8%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Health Care Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Health Care Sector Index.

The WisdomTree International Health Care Sector Fund (DBR) returned -4.66% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Germany contributed most significantly to this performance, comprising on average 10.54% of the Fund and returned 11.18% over the period. Novo Nordisk A/S-B was the top performing security in the Fund. United Kingdom contributed the least to the Fund returning -18.16% over the period and comprising on average 20.36% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                         Average Annual Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree          S&P
                                                           International     Global 1200
                                                            Health Care      Health Care
                      Net Asset Value     Market Price      Sector Index     Sector Index
-----------------------------------------------------------------------------------------
One Year                    (4.66)%           (5.73)%           (4.59)%          (6.51)%
-----------------------------------------------------------------------------------------
Since Inception(1)           2.04%             1.27%             2.36%           (2.81)%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

                                                        S&P Global
                              WisdomTree               1200 Health
                         International Health          Care Sector
           Date            Care Sector Fund               Index
     ------------------------------------------------------------------
         10/13/2006            $10,000                   $10,000
         10/31/2006            $10,152                   $10,068
         11/30/2006            $10,357                   $10,064
         12/31/2006            $10,551                   $10,151
          1/31/2007            $10,591                   $10,360
          2/28/2007            $10,643                   $10,230
          3/31/2007            $10,803                   $10,262
          4/30/2007            $11,331                   $10,885
          5/31/2007            $11,095                   $10,900
          6/30/2007            $10,887                   $10,586
          7/31/2007            $10,800                   $10,223
          8/31/2007            $10,710                   $10,384
          9/30/2007            $11,186                   $10,734
         10/31/2007            $11,136                   $10,779
         11/30/2007            $11,297                   $11,006
         12/31/2007            $10,689                   $10,603
          1/31/2008            $10,235                   $10,122
          2/29/2008            $10,185                    $9,964
          3/31/2008            $10,084                    $9,591

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                               WisdomTree International Dividend Sector Funds  9

Performance Summary (unaudited)

WisdomTree International Industrial Sector Fund

Industry Breakdown+ as of 3/31/08
---------------------------------------
Engineering & Construction        19.1%
Transportation                    14.6%
Miscellaneous Manufacturers       13.8%
Building Materials                12.4%
Electrical Components &
Equipment                          7.8%
Electronics                        7.3%
Machinery-Diversified              7.1%
Aerospace/Defense                  6.1%
Metal Fabricate/Hardware           3.6%
Hand/Machine Tools                 2.7%
Machinery-Construction & Mining    1.9%
Other                              3.6%
---------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
-------------------------------------------------------
Description                             % of Net Assets
-------------------------------------------------------
Siemens AG                                    4.2%
-------------------------------------------------------
Wesfarmers Ltd.                               3.7%
-------------------------------------------------------
Deutsche Post AG                              3.5%
-------------------------------------------------------
Schneider Electric S.A.                       3.1%
-------------------------------------------------------
VINCI S.A.                                    3.1%
-------------------------------------------------------
BAE SYSTEMS PLC                               2.7%
-------------------------------------------------------
Koninklijke Philips Electronics N.V.          2.4%
-------------------------------------------------------
AB Volvo Class B                              2.3%
-------------------------------------------------------
Lafarge S.A.                                  2.2%
-------------------------------------------------------
Cie de Saint-Gobain S.A.                      2.0%
-------------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Industrial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Industrial Sector Index.

The WisdomTree International Industrial Sector Fund (DDI) returned -1.38% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Australia contributed most significantly to this performance, comprising on average 9.35% of the Fund and returned 18.65% over the period. Wesfarmers Ltd. was the top performing security in the Fund. Japan contributed the least to the Fund returning -12.37% over the period and comprising on average 16.63% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                         Average Annual Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree          S&P
                                                           International     Global 1200
                                                             Industrial      Industrials
                      Net Asset Value     Market Price      Sector Index     Sector Index
-----------------------------------------------------------------------------------------
One Year                    (1.38)%           (2.62)%           (1.24)%          3.96%
-----------------------------------------------------------------------------------------
Since Inception(1)          13.95%            13.12%            13.20%          10.66%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

                             WisdomTree
                            International              S&P Global
                          Industrial Sector         1200 Industrials
           Date                 Fund                  Sector Index
    --------------------------------------------------------------------
         10/13/2006            $10,000                   $10,000
         10/31/2006            $10,252                   $10,070
         11/30/2006            $10,701                   $10,380
         12/31/2006            $11,183                   $10,633
          1/31/2007            $11,565                   $10,903
          2/28/2007            $11,727                   $10,935
          3/31/2007            $12,275                   $11,157
          4/30/2007            $13,179                   $11,746
          5/31/2007            $13,596                   $12,205
          6/30/2007            $13,680                   $12,333
          7/31/2007            $13,427                   $12,419
          8/31/2007            $12,996                   $12,250
          9/30/2007            $13,468                   $12,887
         10/31/2007            $14,005                   $13,105
         11/30/2007            $13,411                   $12,572
         12/31/2007            $12,839                   $12,370
          1/31/2008            $11,466                   $11,456
          2/29/2008            $11,992                   $11,548
          3/31/2008            $11,926                   $11,601

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


10  WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Technology Sector Fund

Industry Breakdown+ as of 3/31/08
-------------------------------------
           [PIE CHART]
Software                        41.7%
Office/Business Equipment       24.5%
Computers                       23.1%
Semiconductors                   9.1%
Other                            1.6%
-------------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
--------------------------------------------
Description                  % of Net Assets
--------------------------------------------
SAP AG                             19.1%
--------------------------------------------
Canon Inc.                         17.0%
--------------------------------------------
STMicroelectronics N.V.             4.8%
--------------------------------------------
Oracle Corp. Japan                  4.1%
--------------------------------------------
CapGemini S.A.                      3.4%
--------------------------------------------
Indra Sistemas S.A.                 3.0%
--------------------------------------------
LogicaCMG PLC                       3.0%
--------------------------------------------
Konami Corp.                        2.6%
--------------------------------------------
Ricoh Co., Ltd.                     2.5%
--------------------------------------------
Tokyo Electron Ltd.                 2.4%
--------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Technology Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Technology Sector Index.

The WisdomTree International Technology Sector Fund (DBT) returned -9.85% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Germany contributed most significantly to this performance, comprising on average 19.19% of the Fund and returned 10.81% over the period. SAP AG was the top performing security in the Fund. France contributed the least to the Fund returning -27.93% over the period and comprising on average 14.08% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                         Average Annual Total Return
-----------------------------------------------------------------------------------------
                                                                                 S&P
                                                             WisdomTree      Global 1200
                                                           International     Information
                                                             Technology       Technology
                      Net Asset Value     Market Price      Sector Index     Sector Index
-----------------------------------------------------------------------------------------
One Year                    (9.85)%           (10.79)%          (9.56)%          0.06%
-----------------------------------------------------------------------------------------
Since Inception(1)          (3.99)%            (4.68)%          (3.51)%          1.10%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

                            WisdomTree             S&P Global
                           International        1200 Information
                         Technology Sector         Technology
           Date                Fund               Sector Index
     -------------------------------------------------------------
         10/13/2006           $10,000                $10,000
         10/31/2006           $10,000                 $9,962
         11/30/2006           $10,279                $10,314
         12/31/2006           $10,602                $10,281
          1/31/2007           $10,204                $10,335
          2/28/2007           $10,327                $10,101
          3/31/2007           $10,451                $10,156
          4/30/2007           $10,835                $10,671
          5/31/2007           $10,944                $11,053
          6/30/2007           $11,148                $11,281
          7/31/2007           $10,970                $11,254
          8/31/2007           $11,037                $11,519
          9/30/2007           $11,075                $11,998
         10/31/2007           $10,853                $12,586
         11/30/2007           $10,254                $11,703
         12/31/2007            $9,863                $11,736
          1/31/2008            $9,042                $10,400
          2/29/2008            $9,331                $10,203
          3/31/2008            $9,341                $10,162

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                              WisdomTree International Dividend Sector Funds  11

Performance Summary (unaudited)

WisdomTree International Utilities Sector Fund

Industry Breakdown+ as of 3/31/08
---------------------------------
           [PIE CHART]
Electric                    76.5%
Gas                         16.1%
Water                        7.3%
Other                        0.1%
---------------------------------

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 3/31/08
------------------------------------------
Description                % of Net Assets
------------------------------------------
Suez S.A.                        6.6%
------------------------------------------
E.ON AG                          6.5%
------------------------------------------
RWE AG                           6.3%
------------------------------------------
Enel SpA                         6.1%
------------------------------------------
Gaz de France S.A.               6.1%
------------------------------------------
IBERDROLA S.A.                   5.8%
------------------------------------------
Endesa S.A.                      5.8%
------------------------------------------
Electricite de France            5.6%
------------------------------------------
National Grid PLC                3.9%
------------------------------------------
Fortum Oyj                       3.1%
------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Utilities Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index.

The WisdomTree International Utilities Sector Fund (DBU) returned 11.05% at net asset value ("NAV") for the fiscal year ended March 31, 2008 (for more complete performance information, please see below). Germany contributed most significantly to this performance, comprising on average 13.15% of the Fund and returned 34.75% over the period. E.ON AG was the top performing security in the Fund. Japan contributed the least to the Fund returning -11.17% over the period and comprising on average 9.52% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/08
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                         Average Annual Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree          S&P
                                                           International     Global 1200
                                                             Utilities        Utilities
                      Net Asset Value     Market Price      Sector Index     Sector Index
-----------------------------------------------------------------------------------------
One Year                    11.05%             9.82%            12.67%           6.59%
-----------------------------------------------------------------------------------------
Since Inception(1)          21.12%            20.63%            22.64%          17.27%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

                                  [LINE CHART]

Growth of $10,000 Investment

                             WisdomTree              S&P Global
                      International Utilities      1200 Utilities
           Date             Sector Fund             Sector Index
     ---------------------------------------------------------------
         10/13/2006           $10,000                 $10,000
         10/31/2006           $10,304                 $10,288
         11/30/2006           $11,034                 $10,812
         12/31/2006           $11,401                 $11,134
          1/31/2007           $11,397                 $11,112
          2/28/2007           $11,429                 $11,347
          3/31/2007           $11,918                 $11,845
          4/30/2007           $12,434                 $12,362
          5/31/2007           $12,793                 $12,678
          6/30/2007           $12,625                 $12,374
          7/31/2007           $12,222                 $11,908
          8/31/2007           $12,465                 $12,186
          9/30/2007           $13,145                 $12,829
         10/31/2007           $13,912                 $13,601
         11/30/2007           $14,305                 $13,848
         12/31/2007           $14,047                 $13,758
          1/31/2008           $13,044                 $12,771
          2/29/2008           $13,218                 $12,630
          3/31/2008           $13,131                 $12,630

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


12  WisdomTree International Dividend Sector Funds

Shareholder Expense Examples (unaudited)


As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 10/01/07 to 3/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                              WisdomTree International Dividend Sector Funds  13

Shareholder Expense Examples (unaudited) (concluded)

--------------------------------------------------------------------------------------------------------------------
                                                                                         Annualized
                                                                                       Expense Ratio   Expenses Paid
                                                                                        Based on the    During the
                                                         Beginning         Ending          Period        Period+
                                                       Account Value   Account Value    10/01/07 to     10/01/07 to
                                                          10/01/07        3/31/08         3/31/08         3/31/08
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund
  Actual                                                $ 1,000.00      $   916.13          0.58%         $ 2.80
  Hypothetical (5% return before expenses)              $ 1,000.00      $ 1,022.08          0.58%         $ 2.95
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund
  Actual                                                $ 1,000.00      $   890.31          0.58%         $ 2.76
  Hypothetical (5% return before expenses)              $ 1,000.00      $ 1,022.08          0.58%         $ 2.95
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Cyclical Sector Fund
  Actual                                                $ 1,000.00      $   856.85          0.58%         $ 2.71
  Hypothetical (5% return before expenses)              $ 1,000.00      $ 1,022.08          0.58%         $ 2.95
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Non-Cyclical Sector Fund
  Actual                                                $ 1,000.00      $   959.20          0.58%         $ 2.86
  Hypothetical (5% return before expenses)              $ 1,000.00      $ 1,022.08          0.58%         $ 2.95
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund
  Actual                                                $ 1,000.00      $   925.97          0.58%         $ 2.81
  Hypothetical (5% return before expenses)              $ 1,000.00      $ 1,022.08          0.58%         $ 2.95
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund
  Actual                                                $ 1,000.00      $   866.02          0.58%         $ 2.73
  Hypothetical (5% return before expenses)              $ 1,000.00      $ 1,022.08          0.58%         $ 2.95
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund
  Actual                                                $ 1,000.00      $   920.86          0.58%         $ 2.81
  Hypothetical (5% return before expenses)              $ 1,000.00      $ 1,022.08          0.58%         $ 2.95
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund
  Actual                                                $ 1,000.00      $   898.97          0.58%         $ 2.77
  Hypothetical (5% return before expenses)              $ 1,000.00      $ 1,022.08          0.58%         $ 2.95
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund
  Actual                                                $ 1,000.00      $   850.60          0.58%         $ 2.70
  Hypothetical (5% return before expenses)              $ 1,000.00      $ 1,022.08          0.58%         $ 2.95
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund
  Actual                                                $ 1,000.00      $ 1,006.79          0.58%         $ 2.93
  Hypothetical (5% return before expenses)              $ 1,000.00      $ 1,022.08          0.58%         $ 2.95
--------------------------------------------------------------------------------------------------------------------

+ Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect one-half year period).


14  WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Basic Materials Sector Fund

March 31, 2008


-----------------------------------------------------------------------------
Investments                                          Shares      U.S. $ Value
-----------------------------------------------------------------------------
COMMON STOCKS - 98.7%
Australia - 23.8%
Alumina Ltd.                                         166,821      $   868,011
Ausdrill Ltd.                                         20,990           38,896
BHP Billiton Ltd.                                    259,533        8,483,916
BlueScope Steel Ltd.                                 171,219        1,542,654
Consolidated Rutile Ltd.                             126,279           44,957
Dominion Mining Ltd.                                   9,403           29,012
Energy Resources of Australia Ltd.                     5,893          105,975
Equigold NL                                           29,393          124,229
Forest Enterprises Australia Ltd.                    257,131          122,055
GRD Ltd.                                              23,153           22,615
Great Southern Plantations Ltd.                       79,788          122,726
Gunns Ltd.                                            90,493          258,559
Iluka Resources Ltd.(a)                               34,899          148,138
Incitec Pivot Ltd.(a)                                  3,914          504,314
Independence Group NL                                 13,516           98,581
Minara Resources Ltd.                                159,683          884,804
Mincor Resources NL                                   40,704          113,699
Newcrest Mining Ltd.                                   3,141           95,681
Nufarm Ltd.                                           21,585          337,527
OneSteel Ltd.                                        185,942        1,084,621
Orica Ltd.                                            31,198          829,596
Oxiana Ltd.(a)                                       145,278          421,722
PaperlinX Ltd.                                        76,765          192,706
Perilya Ltd.                                          13,808           13,235
Rio Tinto Ltd.(a)                                     33,749        3,773,953
Straits Resources Ltd.                                15,026           84,082
Wattyl Ltd.                                           12,627           21,094
Zinifex Ltd.                                         201,204        1,833,018
                                                                  -----------
Total Australia                                                    22,200,376
-----------------------------------------------------------------------------
Austria - 1.0%
BOEHLER-UDDEHOLM AG                                    4,735          525,199
voestalpine AG                                         5,335          371,957
                                                                  -----------
Total Austria                                                         897,156
-----------------------------------------------------------------------------
Belgium - 1.7%
Cumerio                                                2,017           94,603
Solvay S.A.                                            7,715          988,009
Tessenderlo Chemie N.V.                                3,333          152,049
Umicore                                                7,522          392,850
                                                                  -----------
Total Belgium                                                       1,627,511
-----------------------------------------------------------------------------
Finland - 4.9%
Kemira Oyj(a)                                         11,321          174,005
M-real Oyj Class B                                     8,251           27,717
Outokumpu Oyj                                         26,414        1,205,822
Rautaruukki Oyj                                       16,481          798,335
Stora Enso Oyj Class R(a)                             78,942          914,390
UPM-Kymmene Oyj(a)                                    79,945        1,425,115
                                                                  -----------
Total Finland                                                       4,545,384
-----------------------------------------------------------------------------
France - 2.4%
L'Air Liquide S.A.                                    14,880        2,276,938
-----------------------------------------------------------------------------
Germany - 18.7%
ALTANA AG                                             34,620          732,891
BASF AG                                               58,323        7,883,985
Bayer AG                                              53,239        4,282,107
K+S AG                                                 3,475        1,141,513
Salzgitter AG                                          1,455          254,045
ThyssenKrupp AG                                       44,334        2,545,841
Wacker Chemie AG                                       3,276          673,686
                                                                  -----------
Total Germany                                                      17,514,068
-----------------------------------------------------------------------------
Italy - 0.0%
Sol SpA                                                2,253           16,065
-----------------------------------------------------------------------------
Japan - 13.7%
ADEKA Corp.                                            3,900           39,417
Aica Kogyo Co., Ltd.                                   3,900           33,187
Aichi Steel Corp.                                     23,000          110,685
Air Water, Inc.                                       13,000          124,469
Arisawa Manufacturing Co., Ltd.                        7,900           61,511
Asahi Kasei Corp.                                     65,000          339,579
Chuetsu Pulp & Paper Co., Ltd.                        13,000           22,726
Daicel Chemical Industries Ltd.                       13,000           66,871
Daido Steel Co., Ltd.                                 23,000          119,003
Dainippon Ink & Chemicals, Inc.                       41,000          127,694
Daio Paper Corp.(a)                                   11,000           74,265
Denki Kagaku Kogyo K.K.                               26,000           82,021
DOWA HOLDINGS Co., Ltd.                               13,000           77,189
Earth Chemical Co., Ltd.                               1,300           34,023
Fujimi, Inc.                                           2,100           30,592
Gun-Ei Chemical Industry Co., Ltd.                     6,000           12,960
Hitachi Chemical Co., Ltd.                             8,600          161,917
Hitachi Metals Ltd.                                   13,000          191,732
Hokuetsu Paper Mills Ltd.                             13,000           58,773
JFE Holdings, Inc.                                    44,600        1,980,530
JSR Corp.                                              6,900          156,322
Kaneka Corp.                                          13,000           81,368
Kansai Paint Co., Ltd.                                13,000           84,634
Kobe Steel Ltd.                                      244,000          696,197
Lintec Corp.                                           1,300           18,612
Mitsubishi Chemical Holdings Corp.                    89,000          589,250
Mitsubishi Gas Chemical Co., Inc.                     23,000          163,832
Mitsubishi Materials Corp.                            45,000          195,760
Mitsubishi Steel Manufacturing Co., Ltd.(a)           24,000           71,854
Mitsui Chemicals, Inc.                                26,000          172,402
Mitsui Mining & Smelting Co., Ltd.                    21,000           65,826
Nihon Parkerizing Co., Ltd.                            4,000           53,368
Nippon Kayaku Co., Ltd.                               13,000           79,017
Nippon Metal Industry Co., Ltd.(a)                    13,000           41,794
Nippon Paint Co., Ltd.                                13,000           46,888
Nippon Shokubai Co., Ltd.                             16,000          106,254
Nippon Steel Corp.                                   376,000        1,907,672
Nissan Chemical Industies Ltd.                        10,000          105,491
Nisshin Steel Co., Ltd.                               52,000          180,238
Nitto Denko Corp.                                      6,600          279,158

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  15

Schedule of Investments  (concluded)

WisdomTree International Basic Materials Sector Fund

March 31, 2008

-------------------------------------------------------------------------------------
Investments                                                 Shares       U.S. $ Value
-------------------------------------------------------------------------------------
NOF Corp.                                                     13,000      $    53,549
OJI Paper Co., Ltd.                                           65,000          293,213
Pacific Metals Co., Ltd.                                       1,000            9,725
Rengo Co., Ltd.                                               13,000           71,834
Sanyo Special Steel Co., Ltd.                                 16,000           72,336
Shin-Etsu Chemical Co., Ltd.                                   7,500          388,054
Showa Denko K.K.                                              42,000          141,779
Sumitomo Bakelite Co., Ltd.                                   13,000           65,957
Sumitomo Chemical Co., Ltd.                                   85,000          544,833
Sumitomo Metal Industries Ltd.                               226,000          858,271
Sumitomo Metal Mining Co., Ltd.                               23,000          428,643
Taiyo Nippon Sanso Corp.                                      13,000          104,225
Toagosei Co., Ltd.                                            13,000           53,418
Toho Titanium Co., Ltd.                                        2,500           64,299
Tokai Carbon Co., Ltd.                                         7,000           70,890
Tokuyama Corp.                                                10,000           72,638
Tokyo Ohka Kogyo Co., Ltd.                                     1,300           28,603
Tokyo Steel Manufacturing Co., Ltd.                            5,200           70,632
Topy Industries Ltd.                                          13,000           36,831
Tosoh Corp.                                                   39,000          134,395
Toyo Ink Manufacturing Co., Ltd.                              13,000           45,060
Ube Industries Ltd.                                           26,000           84,372
Yamato Kogyo Co., Ltd.                                         3,900          157,512
Yodogawa Steel Works Ltd.                                     13,000           63,083
Yushiro Chemical Industry Co., Ltd.                            1,300           22,399
Zeon Corp.                                                    11,000           49,289
                                                                          -----------
Total Japan                                                                12,830,921
-------------------------------------------------------------------------------------
Netherlands - 3.0%
Akzo Nobel N.V.                                               21,975        1,769,577
Koninklijke DSM N.V.                                          20,855        1,009,549
                                                                          -----------
Total Netherlands                                                           2,779,126
-------------------------------------------------------------------------------------
New Zealand - 0.1%
Nuplex Industries Ltd.                                        21,455          103,738
-------------------------------------------------------------------------------------
Norway - 0.9%
Yara International ASA                                        14,750          854,799
-------------------------------------------------------------------------------------
Portugal - 0.3%
Corticeira Amorim S.A.                                         6,051           15,437
Portucel-Empresa Produtora De Pasta E Papel,
  S.A.(a)                                                     66,142          233,716
                                                                          -----------
Total Portugal                                                                249,153
-------------------------------------------------------------------------------------
Singapore - 0.0%
Midas Holdings Ltd.                                           11,000            7,982
-------------------------------------------------------------------------------------
Spain - 0.7%
Acerinox S.A.(a)                                              18,682          519,821
Grupo Empresarial Ence S.A.                                    8,279           77,006
Tubos Reunidos S.A.                                           11,469           83,597
                                                                          -----------
Total Spain                                                                   680,424
-------------------------------------------------------------------------------------
Sweden - 2.6%
Billerud AB                                                    6,500           73,989
Boliden AB                                                    29,209          311,549
Holmen AB Class B(a)                                           7,804          270,444
SSAB Svenskt Staal AB Series A(a)                             14,300          402,718
Svenska Cellulosa Aktiebolaget SCA Class B                    73,267        1,337,474
                                                                          -----------
Total Sweden                                                                2,396,174
-------------------------------------------------------------------------------------
Switzerland - 1.7%
Ciba Specialty Chemicals AG                                   10,229          374,596
Givaudan                                                         441          438,079
Lonza Group AG                                                 1,487          198,006
Schmolz + Bickenbach AG                                          985           81,814
Syngenta AG                                                    1,772          521,361
                                                                          -----------
Total Switzerland                                                           1,613,856
-------------------------------------------------------------------------------------
United Kingdom - 23.2%
Anglo American PLC                                            97,841        5,888,214
Antofagasta PLC                                               35,855          499,545
BHP Billiton PLC                                             132,954        3,950,476
Croda International PLC                                        8,260          108,843
DS Smith PLC                                                  81,221          252,633
Elementis PLC                                                 27,276           36,050
Filtrona PLC                                                  17,527           59,916
Foseco PLC                                                     9,347           54,710
Johnson Matthey PLC                                           18,084          720,636
Kazakhmys PLC                                                 28,050          890,317
Lonmin PLC                                                     8,742          533,577
Rio Tinto PLC                                                 61,510        6,397,397
Vedanta Resources PLC                                         11,636          484,732
Victrex PLC                                                    4,300           64,182
Xstrata PLC                                                   24,393        1,709,927
Yule Catto & Co. PLC                                          21,515           66,921
                                                                          -----------
Total United Kingdom                                                       21,718,076
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $94,079,783)                                                        92,311,747
=====================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 8.0%
MONEY MARKET FUNDS(b) - 8.0%
UBS Enhanced Yield Portfolio, 3.09%                                3                3
UBS Private Money Market Fund LLC, 3.17%                   7,478,336        7,478,336
                                                                          -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $7,478,339)(c)                                                       7,478,339
=====================================================================================
TOTAL INVESTMENTS IN SECURITIES - 106.7%
(Cost: $101,558,122)                                                       99,790,086
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (6.7)%                                                      (6,283,126)
                                                                          -----------
NET ASSETS - 100.0%                                                       $93,506,960
=====================================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $6,330,700 and the total market value of the collateral held by the Fund was $7,478,339.

                       See Notes to Financial Statements.

16  WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Communications Sector Fund

March 31, 2008


--------------------------------------------------------------------------
Investments                                        Shares     U.S. $ Value
--------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Australia - 9.1%
APN News & Media Ltd.                                8,457     $    35,435
Austereo Group Ltd.                                 12,110          18,793
Consolidated Media Holdings Ltd.                    26,340          89,686
Fairfax Media Ltd.                                  53,938         170,853
Iress Market Technology Ltd.                         2,522          15,885
Melbourne IT Ltd.                                    1,101           2,844
Oakton Ltd.                                          2,249           7,473
Photon Group Ltd.                                    1,377           4,651
SAI Global Ltd.                                      9,997          25,552
Seek Ltd.                                            5,118          24,715
Service Stream Ltd.                                  4,457           6,510
Seven Network Ltd.                                   9,268          80,373
SMS Management & Technology Ltd.                     3,117          14,369
STW Communications Group Ltd.                        6,535          13,243
Telstra Corp. Ltd.                                 518,848       2,083,974
Ten Network Holdings Ltd.                           34,734          68,170
West Australian Newspapers Holdings Ltd.            10,782         108,069
Wotif.com Holdings Ltd.                              2,057           8,450
                                                               -----------
Total Australia                                                  2,779,045
--------------------------------------------------------------------------
Belgium - 2.1%
Belgacom S.A.                                       10,641         472,957
Mobistar S.A.                                        1,860         169,173
                                                               -----------
Total Belgium                                                      642,130
--------------------------------------------------------------------------
Denmark - 0.0%
Rella Holding A/S                                      550           8,181
--------------------------------------------------------------------------
Finland - 5.8%
Alma Media Corp.                                     6,068          81,728
Elektrobit Corp.(a)                                 12,934          29,307
Elisa Oyj(a)                                         4,492         112,604
Nokia Oyj                                           43,300       1,374,965
PKC Group Oyj                                          501           5,589
Sanoma-WSOY Oyj                                      5,074         141,183
Talentum Oyj                                         2,001           9,354
                                                               -----------
Total Finland                                                    1,754,730
--------------------------------------------------------------------------
France - 7.8%
Canal Plus S.A.                                      7,021          75,317
Havas S.A.                                           5,214          21,977
Iliad S.A.                                              83           8,290
IPSOS                                                  281           8,758
JC Decaux S.A.                                       3,945         116,395
Lagardere SCA                                        2,426         182,057
M6, Metropole Television                             5,556         124,133
NRJ Group                                            1,742          14,574
PagesJaunes Groupe S.A.(a)                          16,175         289,108
Publicis Groupe                                      2,739         105,030
Teleperformance                                        357          13,328
Television Francaise 1 S.A.                          7,123         157,224
Vivendi                                             32,108       1,259,198
                                                               -----------
Total France                                                     2,375,389
--------------------------------------------------------------------------
Germany - 7.5%
Comdirect Bank AG                                    6,383       $  81,419
Deutsche Telekom AG                                127,817       2,136,716
United Internet AG                                   3,621          78,204
                                                               -----------
Total Germany                                                    2,296,339
--------------------------------------------------------------------------
Hong Kong - 10.6%
China Mobile Ltd.                                  165,500       2,462,452
China Netcom Group Corp. (Hong Kong) Ltd.           95,000         273,422
China Unicom Ltd.                                   82,000         172,579
Next Media Ltd.                                    250,000          97,651
Oriental Press Group Ltd.                           14,000           1,943
PCCW Ltd.                                          212,000         133,473
Television Broadcasts Ltd.                          16,000          85,727
Tradelink Electronic Commerce Ltd.                  32,000           4,112
                                                               -----------
Total Hong Kong                                                  3,231,359
--------------------------------------------------------------------------
Ireland - 0.3%
Independent News & Media PLC                        26,452          87,916
--------------------------------------------------------------------------
Italy - 5.1%
Arnoldo Mondadori Editore SpA(a)                    11,545          97,871
CIR-Compagnie Industriali Riunite SpA                8,248          22,153
Gruppo Editoriale L'Espresso SpA                    21,097          86,582
Mediaset SpA                                        38,014         352,977
RCS MediaGroup SpA                                   3,509          13,539
Seat Pagine Gialle SpA                              72,096          12,521
Telecom Italia SpA                                 458,973         963,627
                                                               -----------
Total Italy                                                      1,549,270
--------------------------------------------------------------------------
Japan - 6.2%
Asatsu-DK, Inc.                                        200           7,133
Denki Kogyo Co., Ltd.                                1,000           6,129
Hakuhodo DY Holdings, Inc.                             250          14,894
Hikari Tsushin, Inc.                                   200           5,907
KDDI Corp.                                              28         171,317
Matsui Securities Co., Ltd.                          3,800          21,532
Moshi Moshi Hotline, Inc.                              100           3,034
Nippon Telegraph & Telephone Corp.                     127         548,651
Nippon Television Network Corp.                        150          20,510
NTT DoCoMo, Inc.                                       523         793,419
SBI Holdings, Inc.                                     368          88,659
SOFTBANK CORP.                                         800          14,524
Tokyo Broadcasting System, Inc.                        800          19,129
Trend Micro, Inc.                                    2,500          98,206
Uniden Corp.                                         1,000           6,139
Yahoo Japan Corp.                                      144          74,940
                                                               -----------
Total Japan                                                      1,894,123
--------------------------------------------------------------------------
Netherlands - 3.8%
Reed Elsevier N.V.                                  12,522         239,688
Royal KPN N.V.                                      44,073         747,244
Wegener N.V.                                           224           4,664
Wolters Kluwer N.V.                                  5,943         157,923
                                                               -----------
Total Netherlands                                                1,149,519
--------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  17

Schedule of Investments  (concluded)

WisdomTree International Communications Sector Fund

March 31, 2008

-------------------------------------------------------------------------------------
Investments                                                 Shares       U.S. $ Value
-------------------------------------------------------------------------------------
New Zealand - 1.1%
Sky Network Television Ltd.                                   3,989       $    15,054
Telecom Corp. of New Zealand Ltd.                           113,001           332,267
                                                                          -----------
Total New Zealand                                                             347,321
-------------------------------------------------------------------------------------
Norway - 0.1%
Schibsted ASA                                                   750            22,433
Tandberg ASA                                                  1,480            22,163
                                                                          -----------
Total Norway                                                                   44,596
-------------------------------------------------------------------------------------
Portugal - 1.7%
Portugal Telecom, SGPS, S.A.                                 30,251           352,796
PT Multimedia Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.                                   12,988           154,557
                                                                          -----------
Total Portugal                                                                507,353
-------------------------------------------------------------------------------------
Singapore - 4.8%
Keppel Telecommunications & Transportation Ltd.               7,000            20,266
MobileOne Ltd.                                               60,600            93,221
Singapore Press Holdings Ltd.                                44,000           146,864
Singapore Telecommunications Ltd.                           376,000         1,066,763
StarHub Ltd.                                                 57,330           126,462
Yellow Pages (Singapore) Ltd.                                 9,000             5,420
                                                                          -----------
Total Singapore                                                             1,458,996
-------------------------------------------------------------------------------------
Spain - 9.7%
Gestevision Telecinco, S.A.                                  12,686           259,110
Promotora de Informaciones, S.A.                              1,300            19,652
Telefonica, S.A.                                             91,602         2,641,692
Vocento, S.A.(a)                                                917            20,328
                                                                          -----------
Total Spain                                                                 2,940,782
-------------------------------------------------------------------------------------
Sweden - 4.0%
Eniro AB                                                     10,809            78,744
Tele2 AB Class B                                              5,773           109,279
Telefonaktiebolaget LM Ericsson Class B                     168,000           330,337
TeliaSonera AB                                               86,301           694,198
                                                                          -----------
Total Sweden                                                                1,212,558
-------------------------------------------------------------------------------------
Switzerland - 1.2%
Swisscom AG                                                   1,089           374,635
-------------------------------------------------------------------------------------
United Kingdom - 18.5%
Aegis Group PLC                                               8,756            21,623
Bloomsbury Publishing PLC                                       357             1,171
British Sky Broadcasting Group PLC                           24,693           273,114
BT Group PLC                                                199,146           859,881
Cable & Wireless PLC *                                       48,688           144,087
Centaur Media PLC                                             1,407             2,195
Daily Mail & General Trust N.V. Class A                       8,691            74,664
Euromoney Institutional Investor PLC                          2,021            15,946
Future PLC                                                    7,858             4,451
GCAP Media PLC                                                5,349            20,864
Huntsworth PLC                                                1,458             2,057
Informa PLC                                                  12,553            78,153
Inmarsat PLC                                                 14,347           126,676
ITV PLC                                                      93,122           117,156
Johnston Press PLC                                            3,170             7,812
Kcom Group PLC                                                3,224             2,787
Pearson PLC                                                  19,517           264,353
Reed Elsevier PLC                                            19,558           249,166
Reuters Group PLC *                                          17,268           199,057
Rightmove PLC                                                   196             1,906
Smiths News PLC                                               4,421             8,765
Taylor Nelson Sofres PLC                                      3,838            12,071
Trinity Mirror PLC                                           14,576            85,461
United Business Media PLC                                     7,570            81,095
UTV PLC                                                         892             4,202
Vodafone Group PLC                                          907,980         2,723,154
Wilmington Group PLC                                          1,819             6,399
WPP Group PLC                                                13,868           165,651
Yell Group PLC                                               28,071            85,918
                                                                          -----------
Total United Kingdom                                                        5,639,835
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $31,550,456)                                                        30,294,077
=====================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.4%
MONEY MARKET FUND(b) - 1.4%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $417,441)(c)                                         417,441           417,441
=====================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.8%
(Cost: $31,967,897)                                                        30,711,518
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (0.8)%                                                        (239,843)
                                                                          -----------
NET ASSETS - 100.0%                                                       $30,471,675
=====================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $397,361 and the total market value of the collateral held by the Fund was $417,441.

                       See Notes to Financial Statements.

18  WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Consumer Cyclical Sector Fund

March 31, 2008


---------------------------------------------------------------------
Investments                                     Shares   U.S. $ Value
---------------------------------------------------------------------
COMMON STOCKS - 99.1%
Australia - 5.2%
Alesco Corp., Ltd.                                 813     $    7,214
ARB Corp., Ltd.                                    519          1,843
Aristocrat Leisure Ltd.                          2,488         21,803
Automotive Holdings Group                          320            768
Billabong International Ltd.                     1,285         15,249
Cash Converters International Ltd.               1,263            346
David Jones Ltd.                                 4,952         16,454
Domino's Pizza Enterprises Ltd.                    205            608
Fantastic Holdings Ltd.                            685          1,907
Fleetwood Corp., Ltd.                               21            158
Flight Centre Ltd.                                 597         11,543
Harvey Norman Holdings Ltd.                      4,690         16,740
Infomedia Ltd.                                   4,508          1,399
JB Hi-Fi Ltd.                                      318          2,613
Just Group Ltd.                                  2,066          7,468
Qantas Airways Ltd.                             10,296         36,937
Reject Shop Ltd. (The)                             201          1,815
Specialty Fashion Group Ltd.                     2,338          2,593
Spotless Group Ltd.                              2,342          7,076
Sunland Group Ltd.                               2,772          6,250
Super Cheap Auto Group Ltd.                        789          2,269
TABCORP Holdings Ltd.                            6,551         84,618
Tattersall's Ltd.                                9,316         29,594
Virgin Blue Holdings Ltd.                          807            913
                                                           ----------
Total Australia                                               278,178
---------------------------------------------------------------------
Denmark - 0.0%
Bang & Olufsen A/S Class B                          25          1,567
---------------------------------------------------------------------
Finland - 0.6%
Amer Sports Oyj                                    480          9,697
Nokian Renkaat Oyj                                 303         12,963
Stockmann Oyj Abp Class B *                        165          7,844
                                                           ----------
Total Finland                                                  30,504
---------------------------------------------------------------------
France - 13.2%
Accor S.A.                                       1,185         86,862
Air France-KLM S.A.                                494         13,965
Compagnie Generale des Etablissements
  Michelin Class B                                 532         55,738
Hermes International                               247         30,957
IMS-International Metal Service                     64          2,549
Kaufman & Broad S.A.                                69          2,837
Peugeot S.A.                                     1,306        101,629
PPR S.A.                                           648         96,364
Rallye S.A.                                        286         18,168
Renault S.A.                                     1,946        216,157
SEB S.A.                                            35          6,421
Sodexho Alliance S.A.                              718         44,302
Trigano S.A.                                        62          2,396
Valeo S.A.                                         503         20,021
                                                           ----------
Total France                                                  698,366
---------------------------------------------------------------------
Germany - 14.9%
adidas AG                                          286         19,083
Bayerische Motoren Werke AG                      1,587         87,989
Beate Uhse AG                                    2,454          5,249
Bechtle AG                                          79          2,500
Continental AG                                     444         45,442
DaimlerChrysler AG                               4,109        352,567
Deutsche Lufthansa AG                            2,671         72,499
Douglas Holding AG                                 171          9,340
ElringKlinger AG                                    28          3,139
Fielmann AG                                         86          5,306
Gerry Weber International AG                        71          2,548
Grammer AG                                         104          2,744
Hugo Boss AG                                         3            151
Praktiker Bau- und Heimwerkermaerkt AG             125          3,353
Puma AG Rudolf Dassler Sport                        17          6,571
Takkt AG                                           141          2,545
Volkswagen AG                                      567        164,989
                                                           ----------
Total Germany                                                 786,015
---------------------------------------------------------------------
Hong Kong - 1.2%
Cathay Pacific Airways Ltd.                     18,000         35,386
China Travel International Investment
  Hong Kong Ltd.                                 8,000          3,228
Denway Motors Ltd.                              32,000         13,568
Fountain Set (Holdings) Ltd.                     2,000            316
Goldlion Holdings Ltd.                          10,000          3,019
Hongkong & Shanghai Hotels Ltd. (The)            3,000          4,926
Shaw Brothers (Hong Kong) Ltd.                   2,000          4,009
                                                           ----------
Total Hong Kong                                                64,452
---------------------------------------------------------------------
Ireland - 0.1%
Abbey PLC                                          149          1,346
Paddy Power PLC                                    119          4,339
                                                           ----------
Total Ireland                                                   5,685
---------------------------------------------------------------------
Italy - 2.5%
Amplifon SpA                                       291            991
Autogrill SpA                                      684         10,248
Benetton Group SpA                                 547          7,801
Brembo SpA                                         299          4,340
Bulgari SpA                                      1,368         15,867
Fiat SpA                                         1,069         24,815
Geox SpA                                         1,000         15,513
Indesit Co. SpA                                    801         10,484
Lottomatica SpA                                    763         23,830
MARR SpA                                           234          2,644
Sogefi SpA                                         548          4,724
Tod's SpA                                          219         13,534
                                                           ----------
Total Italy                                                   134,791
---------------------------------------------------------------------
Japan - 37.0%
ABC-Mart, Inc.                                     400          9,484
Aeon Co., Ltd.                                     500          5,968
Aisan Industry Co., Ltd.                           100          1,030

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  19

WisdomTree International Consumer Cyclical Sector Fund

March 31, 2008


-----------------------------------------------------------------------
Investments                                       Shares   U.S. $ Value
-----------------------------------------------------------------------
Aisin Seiki Co., Ltd.                                300     $   11,212
All Nippon Airways Co., Ltd.                       2,000          8,821
Alpen Co., Ltd.                                      300          5,187
Alpine Electronics, Inc.                             200          2,206
AOKI Holdings, Inc.                                  100          1,676
Arcs Co., Ltd.                                       210          2,627
Avex Group Holdings, Inc.                            300          3,222
Belluna Co., Ltd.                                    150          1,258
Best Denki Co., Ltd.                                 500          4,039
Bosch Corp.                                        1,000          4,069
Bridgestone Corp.                                  1,300         22,164
Calsonic Kansei Corp.                              1,000          3,627
Canon Electronics, Inc.                              150          3,406
Canon Marketing Japan, Inc.                          200          3,778
Circle K Sunkus Co., Ltd.                            200          3,402
Citizen Watch Co., Ltd.                              700          5,929
Culture Convenience Club Co., Ltd.                   300          1,435
Daidoh Ltd.                                          500          5,923
Daihatsu Motor Co., Ltd.                           1,000         12,026
DENSO CORP.                                        1,500         48,526
Don Quijote Co., Ltd.                                100          1,818
Doshisha Co., Ltd.                                   100          1,638
Edion Corp.                                          500          4,632
Exedy Corp.                                          100          2,853
FamilyMart Co., Ltd.                                 200          7,173
Fast Retailing Co., Ltd.                             200         17,662
France Bed Holdings Co., Ltd.                      3,000          4,039
Fuji Electronics Co., Ltd.                           200          1,628
Fuji Heavy Industries Ltd.                         2,000          8,379
Futaba Industrial Co., Ltd.                          100          2,255
Gulliver International Co., Ltd.                      70          2,504
Gunze Ltd.                                         1,000          4,220
Hakuto Co., Ltd.                                     100            914
Hanwa Co., Ltd.                                    1,000          4,240
Heiwa Corp.                                          700          6,681
Heiwado Co., Ltd.                                    100          1,533
Hino Motors Ltd.                                   1,000          6,611
Hitachi Maxell Ltd.                                  300          3,095
Honda Motor Co., Ltd.                              5,900        168,639
Inaba Denki Sangyo Co., Ltd.                         100          3,084
Isetan Co., Ltd.                                     440          5,119
Isuzu Motors Ltd.                                  1,000          5,003
ITOCHU Corp.                                       3,000         29,658
Itochu Enex Co., Ltd.                                300          1,709
J Front Retailing Co., Ltd. *                        381          2,434
JTEKT Corp.                                          200          3,267
Kanto Auto Works Ltd.                                200          2,793
Keiyo Co., Ltd.                                      400          2,849
Kenwood Corp.                                      3,000          3,315
Koito Manufacturing Co., Ltd.                      1,000         13,754
Kurabo Industries Ltd.                             2,000          4,501
Kuraray Co., Ltd.                                    500          5,968
Lawson, Inc.                                         400         17,722
Marubeni Corp.                                     2,000         14,588
Marui Co., Ltd.                                    2,500         26,649
Matsushita Electric Industrial Co., Ltd.           3,000         65,102
Mazda Motor Corp.                                  2,000          7,093
Ministop Co., Ltd.                                   100          1,960
Mitsubishi Corp.                                   4,400        133,058
Mitsui & Co., Ltd.                                 4,000         81,176
Mitsui Home Co., Ltd.                              1,000          4,642
Mitsuuroko Co., Ltd.                                 200          1,200
Mizuno Corp.                                       1,000          6,279
MOS Food Services, Inc.                              100          1,477
Namco Bandai Holdings, Inc.                          600          8,138
Nidec Sankyo Corp.                                 1,000          8,138
Nifco, Inc.                                          200          4,611
Nissan Motor Co., Ltd.                            19,900        164,742
Nissin Kogyo Co., Ltd.                               100          1,771
Nitori Co., Ltd.                                      50          2,833
NOK Corp.                                            300          6,149
Noritake Co., Ltd.                                 1,000          4,019
Onward Kashiyama Co., Ltd.                         1,000         10,228
Oriental Land Co., Ltd.                              100          5,877
Parco Co., Ltd.                                      500          7,123
Plenus Co., Ltd.                                     100          1,289
Point, Inc.                                           20            940
Press Kogyo Co., Ltd.                              1,000          5,023
RESORTTRUST, Inc.                                    120          1,493
Right On Co., Ltd.                                   200          2,369
Riken Corp.                                        1,000          4,642
Ryohin Keikaku Co., Ltd.                             100          5,807
Ryoshoku Ltd.                                        100          1,896
Ryoyo Electro Corp.                                  100            979
Sanei-International Co., Ltd.                        200          2,825
Sangetsu Co., Ltd.                                   400          8,720
Sankyo Co., Ltd.                                     200         11,895
Sankyo Seiko Co., Ltd.                               500          1,442
Sega Sammy Holdings, Inc.                            200          2,120
Seiko Holdings Corp.                               1,000          4,822
Seiren Co., Ltd.                                     500          3,200
Sekisui Chemical Co., Ltd.                         2,000         12,116
Sekisui House, Ltd.                                2,000         18,526
Seven & I Holdings Co., Ltd.                       2,700         67,815
Shimachu Co., Ltd.                                   100          3,009
Sony Corp.                                           700         27,920
Sumitomo Corp.                                     3,100         40,893
Sumitomo Rubber Industries, Inc.                     700          5,373
Sundrug Co., Ltd.                                    100          2,823
Suzuki Motor Corp.                                   300          7,580
Takamatsu Corp.                                      300          4,822
Takashimaya Co., Ltd.                              1,000         11,262
Teijin Ltd.                                        2,000          8,439
Toei Co., Ltd.                                     1,000          5,234
Toho Co., Ltd.                                       100          2,351
Tokai Rika Co., Ltd.                                 100          2,617

                       See Notes to Financial Statements.

20  WisdomTree International Dividend Sector Funds

WisdomTree International Consumer Cyclical Sector Fund

March 31, 2008


--------------------------------------------------------------------------------
Investments                                              Shares     U.S. $ Value
--------------------------------------------------------------------------------
Token Corp.                                                  60       $    2,031
TOMY Co., Ltd.                                              200            1,485
Topre Corp.                                                 100              898
Toray Industries, Inc.                                    4,000           26,001
Toyo Tire & Rubber Co., Ltd.                              1,000            3,215
Toyobo Co., Ltd.                                          3,000            6,269
Toyoda Gosei Co., Ltd.                                      100            3,768
Toyota Auto Body Co., Ltd.                                  400            8,013
Toyota Boshoku Corp.                                        200            5,998
Toyota Motor Corp.                                        9,200          459,377
Toyota Tsusho Corp.                                         300            6,375
Trusco Nakayama Corp.                                       100            1,539
Unitika Ltd.                                              3,000            2,954
UNY Co., Ltd.                                             1,000            9,585
USS Co., Ltd.                                                70            4,853
Wacoal Holdings Corp.                                     1,000           14,799
Xebio Co., Ltd.                                             100            2,567
Yamada Denki Co., Ltd.                                       40            3,456
Yamaha Corp.                                                400            7,660
Yamaha Motor Co., Ltd.                                      600           11,055
Yokohama Rubber Co., Ltd. (The)                           1,000            4,792
Zensho Co., Ltd.                                            100              591
                                                                      ----------
Total Japan                                                            1,957,081
--------------------------------------------------------------------------------
Netherlands - 0.2%
Beter BED Holdings N.V.                                     118            2,681
Corporate Express                                           634            7,404
Macintosh Retail Group N.V.                                  92            2,755
                                                                      ----------
Total Netherlands                                                         12,840
--------------------------------------------------------------------------------
New Zealand - 0.8%
Air New Zealand Ltd.                                      7,584            7,692
Fisher & Paykel Appliances Holdings Ltd.                  2,587            4,780
Hallenstein Glasson Holdings Ltd.                         1,091            3,217
Sky City Entertainment Group Ltd.                         4,471           12,971
Warehouse Group Ltd. (The)                                2,885           13,292
                                                                      ----------
Total New Zealand                                                         41,952
--------------------------------------------------------------------------------
Norway - 0.1%
Ekornes ASA                                                 400            7,281
--------------------------------------------------------------------------------
Portugal - 0.3%
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.           1,958            7,012
Sonae SGPS, S.A.                                          5,892           10,877
                                                                      ----------
Total Portugal                                                            17,889
--------------------------------------------------------------------------------
Singapore - 1.8%
China Aviation Oil Singapore Corp., Ltd.                  1,000            1,074
Hotel Plaza Ltd.                                          3,000            4,114
Hotel Properties Ltd.                                     1,000            1,974
Jardine Cycle & Carriage Ltd.                             1,000           14,178
Robinson & Co., Ltd.                                      1,000            5,014
Singapore Airlines Ltd.                                   5,600           63,389
Stamford Land Corp., Ltd.                                 7,000            3,251
Tat Hong Holdings Ltd.                                    2,000            3,222
                                                                      ----------
Total Singapore                                                           96,216
--------------------------------------------------------------------------------
Spain - 2.2%
Adolfo Dominguez                                             61            1,870
Cia de Distribucion Integral Logista S.A.                   136           11,324
Cie Automotive, S.A.                                        190            1,861
IBERIA, Lineas Aereas de Espana, S.A.                     2,509           10,973
Inditex S.A.                                              1,518           84,644
Tavex Algodonera S.A. *                                   1,553            3,814
                                                                      ----------
Total Spain                                                              114,486
--------------------------------------------------------------------------------
Sweden - 5.7%
Bilia AB Class A                                            300            5,008
Clas Ohlson AB Class B                                      100            1,830
Electrolux AB Series B                                    1,526           25,090
H&M Hennes & Mauritz AB Class B                           3,605          221,894
KappAhl Holding AB *                                        200            1,871
New Wave Group AB                                           200            1,464
Nobia AB                                                     12              104
Scania AB Class A                                           100            2,260
Scania AB Class B                                         1,800           37,867
SkiStar AB                                                  200            3,238
                                                                      ----------
Total Sweden                                                             300,626
--------------------------------------------------------------------------------
Switzerland - 0.4%
Swatch Group AG (The)                                       181            9,333
Swatch Group AG (The) Class B                                45           12,080
                                                                      ----------
Total Switzerland                                                         21,413
--------------------------------------------------------------------------------
United Kingdom - 12.9%
Alexon Group PLC                                            332              633
Bellway PLC                                                 771           13,684
BOOT (HENRY) PLC                                            591            1,627
Bovis Homes Group PLC                                       424            5,107
Brammer PLC                                               1,239            6,920
BSS Group PLC                                             1,021            7,924
Burberry Group PLC                                        1,318           11,801
Carnival PLC                                                822           32,692
Carpetright PLC                                             826           12,518
Carphone Warehouse Group PLC                              1,926           10,910
Clinton Cards PLC                                         3,796            4,414
Compass Group PLC                                        11,575           74,135
Diploma PLC                                                 535            1,616
Domino's Pizza UK & IRL PLC                                 444            1,765
Enterprise Inns PLC                                       2,180           17,385
Fiberweb PLC                                                691              831
Findel PLC                                                  723            7,113
Game Group PLC                                            1,479            6,239
GKN PLC                                                   5,048           30,525
Halfords Group PLC                                        2,249           12,672
Headlam Group PLC                                           811            6,125
HMV Group PLC                                             6,601           17,023
Holidaybreak PLC                                            318            3,463
Home Retail Group PLC                                     2,455           12,747
IG Group Holdings PLC                                       385            2,504
Inchcape PLC                                              2,552           20,390
Intercontinental Hotels Group PLC                         1,128           17,038

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  21

Schedule of Investments (concluded)

WisdomTree International Consumer Cyclical Sector Fund

March 31, 2008


--------------------------------------------------------------------------
Investments                                          Shares   U.S. $ Value
--------------------------------------------------------------------------
JJB Sports PLC                                        3,446     $    7,465
John Menzies PLC                                        720          8,014
Kesa Electricals PLC                                  4,447         18,185
Kier Group PLC                                          242          6,637
Ladbrokes PLC                                         3,311         20,482
Laura Ashley Holdings PLC                            10,507          5,429
Lookers PLC                                           1,641          2,943
Luminar Group Holdings PLC                              351          2,100
Majestic Wine PLC                                       222            980
Marks & Spencer Group PLC                             8,066         62,081
Mitchells & Butlers PLC                                 765          5,215
Mothercare PLC                                          629          5,113
N. Brown Group PLC                                    1,852          8,963
Next PLC                                              1,050         23,769
Pendragon PLC                                         8,791          5,897
Persimmon PLC                                         2,490         37,860
Punch Taverns PLC                                       591          6,331
Raymarine PLC                                           269          1,244
Redrow PLC                                              786          5,061
Restaurant Group PLC                                    167            511
Taylor Wimpey PLC                                     6,785         25,285
Ted Baker PLC                                           344          2,865
Topps Tiles PLC                                       2,873          6,481
Wetherspoon (J.D.) PLC                                   26            141
WH Smith PLC                                            906          6,681
Whitbread PLC                                           858         19,901
William Hill PLC                                      1,917         14,316
Wincanton PLC                                            71            488
Wolseley PLC                                          2,595         27,335
Woolworths Group PLC                                 37,132          8,118
                                                                ----------
Total United Kingdom                                               685,692
--------------------------------------------------------------------------
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost: $5,109,842)                                               5,255,034
Cash, Foreign Currency and Other Assets in Excess
of Liabilities - 0.9%                                               49,199
                                                                ----------
NET ASSETS - 100.0%                                             $5,304,233
==========================================================================

*     Non-income producing security.

                       See Notes to Financial Statements.

22  WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Consumer Non-Cyclical Sector Fund

March 31, 2008

Investments                                                Shares     U.S. $ Value
----------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Australia - 5.7%
ABB Grain Ltd.                                              1,231       $    9,889
AWB Ltd.                                                   19,636           49,293
Chandler Macleod Ltd.                                       5,382            3,243
Coca-Cola Amatil Ltd.                                      27,075          210,081
Cochlear Ltd.                                                 725           36,201
Corporate Express Australia Ltd.                            4,468           22,432
CSL Ltd.                                                    3,243          109,267
Foster's Group Ltd.                                        61,201          286,041
Goodman Fielder Ltd.                                       15,641           25,700
GrainCorp Ltd.                                              2,313           25,443
Healthscope Ltd.                                            5,571           26,445
Invocare Ltd.                                               2,814           16,748
Lion Nathan Ltd.                                           16,425          131,194
Metcash Ltd.                                                5,268           19,620
Navitas Ltd.                                                4,247            7,056
Pacific Brands Ltd.                                        27,612           50,915
Programmed Maintenance Services Ltd.                        3,173           15,062
Ramsay Health Care Ltd.                                     2,975           29,194
Sigma Pharmaceuticals Ltd.                                 10,041           11,457
Sonic Healthcare Ltd.                                       6,391           80,218
Symbion Health Ltd.+                                       16,165           60,058
Woolworths Ltd.                                            26,532          702,373
                                                                        ----------
Total Australia                                                          1,927,930
----------------------------------------------------------------------------------
Belgium - 1.6%
Colruyt S.A.                                                  131           33,835
Delhaize Group                                              1,142           90,188
InBev N.V.                                                  4,481          395,775
                                                                        ----------
Total Belgium                                                              519,798
----------------------------------------------------------------------------------
Denmark - 1.3%
Carlsberg A/S Class B                                         200           25,668
Coloplast A/S Class B                                         300           27,506
Danisco A/S                                                   300           21,992
H. Lundbeck A/S                                             2,400           60,175
Harboes Bryggeri A/S                                          494           12,963
Novo-Nordisk A/S Class B(a)                                 3,875          265,950
Novozymes A/S Class B                                         300           28,175
                                                                        ----------
Total Denmark                                                              442,429
----------------------------------------------------------------------------------
Finland - 0.6%
Kemira GrowHow Oyj                                          1,815           34,857
Kesko OYJ Class B                                           1,208           62,688
Orion Oyj Class B                                           2,737           59,502
Poyry Oyj                                                   1,208           30,129
                                                                        ----------
Total Finland                                                              187,176
----------------------------------------------------------------------------------
France - 15.2%
Assystem                                                      527            6,998
Carrefour S.A.                                             10,809          837,016
Casino Guichard Perrachon S.A.                              2,153          259,072
Christian Dior S.A.                                         2,061          228,962
Cie Generale D'Optique Essilor International S.A.           1,877          123,101
Clarins                                                       407           27,699
Groupe Danone                                               4,836          434,026
Ipsen                                                         262           14,929
L'Oreal S.A.                                                6,465          824,037
Pernod-Ricard S.A.                                          1,626          167,883
Remy Cointreau S.A.                                           843           56,904
Sanofi-Aventis                                             22,706        1,709,712
Societe BIC SA                                                341           21,105
Societe Des Autoroutes Paris-Rhin-Rhone                     3,008          365,100
Stallergenes                                                  498           36,757
                                                                        ----------
Total France                                                             5,113,301
----------------------------------------------------------------------------------
Germany - 5.1%
Bayer Schering Pharma AG                                    4,367          723,873
Beiersdorf AG                                               2,072          174,961
Celesio AG                                                  1,743           86,612
Fresenius AG                                                  503           42,960
Fresenius Medical Care AG & Co. KGaA                        2,317          116,934
Henkel KGaA                                                 2,263           96,387
Merck KGaA                                                    287           35,504
Metro AG                                                    3,840          311,414
Rhoen-Klinikum AG                                             622           18,500
Sixt AG                                                       280           12,538
Stada Arzneimittel AG                                         317           23,111
Suedzucker AG                                               3,005           66,900
                                                                        ----------
Total Germany                                                            1,709,694
----------------------------------------------------------------------------------
Hong Kong - 0.0%
Cross-Harbour (Holdings) Ltd.                               6,000            5,844
----------------------------------------------------------------------------------
Ireland - 0.5%
C&C Group PLC                                               4,834           30,179
Fyffes PLC                                                 15,882           22,649
Glanbia PLC                                                 3,466           27,735
Greencore Group PLC                                         3,584           21,552
Iaws Group PLC                                                634           14,959
Kerry Group PLC Class A                                       831           26,138
United Drug PLC                                             1,797           10,661
                                                                        ----------
Total Ireland                                                              153,873
----------------------------------------------------------------------------------
Italy - 1.1%
Autostrada Torino-Milano SpA                                1,731           33,326
Autostrade SpA                                              6,526          198,026
Davide Campari-Milano SpA                                   2,204           21,460
Luxottica Group SPA                                         2,772           70,146
Recordati SpA                                               2,426           18,212
Societa Iniziative Autostradali e Servizi SpA               2,736           35,897
                                                                        ----------
Total Italy                                                                377,067
----------------------------------------------------------------------------------
Japan - 7.6%
Ajinomoto Co., Inc.                                         2,000           20,294
Alfresa Holdings Corp.                                        500           39,333
Asahi Breweries, Ltd.                                       3,000           61,938
Astellas Pharma, Inc.                                       5,900          228,804

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  23

WisdomTree International Consumer Non-Cyclical Sector Fund

March 31, 2008


Investments                                       Shares     U.S. $ Value
-------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd.                    3,800       $   43,026
Coca-Cola West Holdings Co., Ltd.                    600           14,467
Dai Nippon Printing Co., Ltd.                      6,000           95,605
Daiichi Sankyo Co., Ltd                            6,100          180,484
Fancl Corp.                                          600            8,283
Fuji Oil Co., Ltd.                                   600            5,600
Hisamitsu Pharmaceutical Co., Inc.                   600           21,882
Hokuto Corp.                                         600           10,646
House Foods Corp.                                    600            8,940
Japan Tobacco, Inc.                                   36          180,479
Kagome Co., Ltd.                                     600           10,718
Kao Corp.                                          5,000          141,910
Kikkoman Corp.                                     1,000           12,307
Kirin Brewery Co., Ltd.                            6,000          113,628
Kyodo Printing Co., Ltd.                           6,000           16,215
Kyowa Hakko Kogyo Co., Ltd.                        6,000           57,387
Maruha Nichiro Holdings, Inc.                      7,000           10,901
Meitec Corp.                                         600           18,205
Mercian Corp.                                      5,000           10,248
Mikuni Coca-Cola Bottling Co., Ltd.                  600            6,908
Mitsui Sugar Co., Ltd.                             6,000           20,495
Nichii Gakkan Co.                                    600            8,656
Nihon Kohden Corp.                                   600           13,744
Nippon Meat Packers, Inc.                          4,000           59,155
Nippon Parking Development Co., Ltd.                  60            2,550
Nissha Printing Co., Ltd.                            600           29,477
Nisshin Oillio Group Ltd. (The)                    1,000            3,888
Nisshin Seifun Group, Inc.                         3,000           32,069
Nissin Food Products Co., Ltd.                       600           20,254
Nomura Co., Ltd.                                   4,000           13,342
Nosan Corp.                                        6,000           14,528
Paramount Bed Co., Ltd.                              600            8,180
QP Corp.                                           1,200           12,406
Sakata Seed Corp.                                    600            8,741
Sawai Pharmaceutical Co., Ltd.                       200            9,725
Secom Co., Ltd.                                    1,200           58,351
Seikagaku Corp.                                      600            6,782
Shimadzu Corp.                                     2,000           18,506
Shionogi & Co., Ltd.                               1,000           17,100
Shiseido Co., Ltd.                                 4,000          105,892
Starzen Co., Ltd.                                  1,000            2,331
Suzuken Co., Ltd.                                    600           24,715
T. Hasegawa Co., Ltd.                                600           10,603
Taisho Pharmaceutical Co., Ltd.                    1,000           19,862
Takeda Pharmaceutical Co., Ltd.                    8,700          436,158
Tanabe Seiyaku Co., Ltd.                           1,000           11,664
Terumo Corp.                                       2,000          104,486
TIS, Inc.                                            100            2,029
Toho Pharmaceutical Co., Ltd.                        600           15,341
Toppan Printing Co., Ltd.                          6,000           69,684
Uni-Charm Corp.                                      600           43,944
Yakult Honsha Co., Ltd.                              600           18,627
Zenrin Co., Ltd.                                     600           12,418
                                                               ----------
Total Japan                                                     2,553,911
-------------------------------------------------------------------------
Netherlands - 8.8%
CSM N.V.                                           1,489           51,034
Heineken Holding N.V.                              1,971           99,472
Heineken N.V.                                      3,430          199,954
Koninklijke Wessanen N.V.                          2,258           31,736
Nutreco Holding N.V.                                 239           18,443
OPG Groep N.V.                                        63            1,788
Unilever N.V.                                     42,268        1,419,216
Unilever N.V. CVA                                 30,661        1,033,379
USG People N.V.                                    3,340           79,492
Vedior N.V.                                        1,471           42,888
                                                               ----------
Total Netherlands                                               2,977,402
-------------------------------------------------------------------------
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp.                  10,335           23,807
PGG Wrightson Ltd.                                10,043           16,423
Port of Tauranga Ltd.                              4,115           19,605
Ryman Healthcare Ltd.                              5,558            7,472
                                                               ----------
Total New Zealand                                                  67,307
-------------------------------------------------------------------------
Norway - 0.6%
Cermaq ASA                                         2,187           27,758
Orkla ASA                                         14,400          182,772
                                                               ----------
Total Norway                                                      210,530
-------------------------------------------------------------------------
Portugal - 0.4%
Brisa-Auto Estradas de Portugal S.A.               9,674          138,727
Jeronimo Martins SGPS SA                           1,245           10,041
                                                               ----------
Total Portugal                                                    148,768
-------------------------------------------------------------------------
Singapore - 0.7%
China Merchants Holdings Pacific Ltd.             18,000           10,318
Fraser and Neave Ltd.                             24,000           84,461
GMG Global Ltd.                                   42,000            4,419
Parkway Holdings Ltd.                             18,000           41,795
Raffles Education Corp., Ltd.                     24,000           17,937
SIA Engineering Co., Ltd.                         12,000           34,394
Singapore Airport Terminal Services Ltd.          24,000           40,054
Singapore Food Industries Ltd.                    18,000            9,730
                                                               ----------
Total Singapore                                                   243,108
-------------------------------------------------------------------------
Spain - 1.2%
Abertis Infraestructuras S.A.                      8,014          262,099
Campofrio Alimentacion S.A. *                      1,144           17,819
Cintra Concesiones de Infraestructuras de
  Transporte, S.A.                                 2,042           30,318
Ebro Puleva S.A. *                                 1,779           36,533
FAES FARMA, S.A.                                     838           14,288
Intinere Infraestructura S.A.                      1,677           20,381
Prosegur Cia de Seguridad S.A.                       575           24,208
                                                               ----------
Total Spain                                                       405,646
-------------------------------------------------------------------------

                       See Notes to Financial Statements.

24  WisdomTree International Dividend Sector Funds

Schedule of Investments  (concluded)

WisdomTree International Consumer Non-Cyclical Sector Fund

March 31, 2008

-----------------------------------------------------------------------------------
Investments                                               Shares       U.S. $ Value
-----------------------------------------------------------------------------------
Sweden - 1.0%
Aarhuskarlshamn AB                                            878       $    24,282
Axfood AB                                                   1,500            53,500
Getinge AB Class B                                          2,400            62,328
Getinge AB*                                                   175             4,559
Hakon Invest AB                                             1,302            30,464
Securitas AB Class B                                        5,534            73,258
Swedish Match AB                                            3,600            78,618
                                                                        -----------
Total Sweden                                                                327,009
-----------------------------------------------------------------------------------
Switzerland - 13.0%
Adecco S.A.                                                 1,363            79,033
Nestle S.A.                                                 3,958         1,985,902
Nobel Biocare Holding AG                                       66            15,415
Novartis AG                                                24,856         1,279,177
Roche Holding AG                                            5,041           952,594
SGS S.A.                                                       54            77,966
Straumann Holding AG                                            6             1,720
                                                                        -----------
Total Switzerland                                                         4,391,807
-----------------------------------------------------------------------------------
United Kingdom - 34.7%
Aggreko PLC                                                 3,905            50,098
Associated British Foods PLC                                7,452           129,595
AstraZeneca PLC                                            29,578         1,107,533
Atkins WS PLC                                                 992            20,722
Babcock International Group PLC                             1,845            20,957
Bespak PLC                                                    320             3,543
British American Tobacco PLC                               44,221         1,661,983
Bunzl PLC                                                   5,613            79,151
Cadbury Schweppes PLC                                      29,588           325,492
Capita Group PLC                                            6,114            82,448
communisis PLC                                              5,326             6,695
Davis Service Group PLC                                     4,264            41,865
Dawson Holdings PLC                                         8,063            15,064
De La Rue PLC                                               3,413            60,134
Dechra Pharmaceuticals PLC                                    766             5,584
Diageo PLC                                                 50,842         1,026,653
Genus PLC                                                     563             8,168
GlaxoSmithKline PLC                                       135,231         2,865,103
Hays PLC                                                   19,219            43,641
Helphire PLC                                                   15                54
Hikma Pharmaceuticals PLC                                   1,329            12,375
Homeserve PLC                                                 503            19,224
Imperial Tobacco Group PLC                                 12,889           593,799
Interserve PLC                                              2,598            24,927
Intertek Group PLC                                          1,405            28,818
ITE Group PLC                                               4,653            13,479
J. Sainsbury PLC                                           20,642           140,719
Nestor Healthcare Group PLC                                48,377            41,585
Reckitt Benckiser PLC                                       8,418           466,957
RPS Group PLC                                               2,810            18,011
SABMiller PLC                                              18,872           414,089
Scottish & Newcastle PLC                                   24,177           379,609
Serco Group PLC                                             2,724            24,566
Shire PLC                                                   1,429            27,649
Smith & Nephew PLC                                          7,595           100,609
St. Ives Group PLC                                          4,999            24,143
Tate & Lyle PLC                                             3,366            36,126
Tesco PLC                                                 100,828           759,499
Tribal Group PLC                                            2,158             5,704
Unilever PLC                                               25,446           859,250
Vantis PLC                                                 25,050            44,310
Wm. Morrison Supermarkets PLC                              19,169           104,485
                                                                        -----------
Total United Kingdom                                                     11,694,416
-----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $33,140,475)                                                      33,457,016
===================================================================================
RIGHTS* - 0.0%
Australia - 0.0%
Primary Health Care Ltd., expiring on 4/13/08
(Cost: $0)                                                  4,512               412
===================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $33,140,475)                                                      33,457,428
===================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.6%
MONEY MARKET FUND(b)
UBS Private Money Market Fund LLC, 3.17%
(Cost: $209,400)(c)                                       209,400           209,400
===================================================================================
TOTAL INVESTMNETS IN SECURITIES - 99.9%
(Cost: $33,349,875)                                                      33,666,828
Cash, Foreign Currency and Other Assets in Excess
of Liabilities - 0.1%                                                        21,738
                                                                        -----------
NET ASSETS - 100.0%                                                     $33,688,566
===================================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $199,376 and the total market value of the collateral held by the Fund was $209,400.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  25

Schedule of Investments

WisdomTree International Energy Sector Fund

March 31, 2008

-------------------------------------------------------------------------------------
Investments                                               Shares         U.S. $ Value
-------------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Australia - 14.4%
Beach Petroleum Ltd.                                      14,454          $    16,691
Caltex Australia Ltd.                                     85,947            1,020,722
Centennial Coal Co., Ltd.                                 15,016               55,789
Felix Resources Ltd.                                       1,945               21,998
Gloucester Coal Ltd.                                       4,851               43,042
MacArthur Coal Ltd.                                       15,950              190,445
New Hope Corp., Ltd.                                      39,912               97,278
Origin Energy Ltd.                                       221,111            1,848,866
Santos Ltd.                                              149,856            1,983,543
Woodside Petroleum Ltd.                                   60,637            3,016,711
                                                                          -----------
Total Australia                                                             8,295,085
-------------------------------------------------------------------------------------
Austria - 2.9%
OMV AG                                                    25,295            1,677,799
Schoeller-Bleckmann Oilfield Equipment AG                    191               17,082
                                                                          -----------
Total Austria                                                               1,694,881
-------------------------------------------------------------------------------------
Finland - 2.8%
Neste Oil Oyj                                             46,504            1,631,450
-------------------------------------------------------------------------------------
France - 8.6%
Technip S.A.                                              21,467            1,677,986
TOTAL S.A.                                                43,810            3,265,476
                                                                          -----------
Total France                                                                4,943,462
-------------------------------------------------------------------------------------
Germany - 0.0%
Fuchs Petrolub AG                                            254               24,209
-------------------------------------------------------------------------------------
Greece - 2.0%
Motor Oil (Hellas) Corinth Refineries S.A.                53,259            1,127,471
-------------------------------------------------------------------------------------
Hong Kong - 5.6%
CNOOC Ltd.                                             2,171,318            3,208,356
-------------------------------------------------------------------------------------
Italy - 9.3%
Actelios SpA                                                 964                9,608
Eni SpA                                                   96,585            3,305,745
ERG SpA                                                    3,964               89,381
Saipem SpA                                                47,727            1,939,046
                                                                          -----------
Total Italy                                                                 5,343,780
-------------------------------------------------------------------------------------
Japan - 8.8%
Idemitsu Kosan Co., Ltd.                                     100                7,746
Kanto Natural Gas Development Ltd.                         1,000                6,028
Nippon Mining Holdings Inc.                              210,000            1,113,980
Nippon Oil Corp.                                         194,000            1,212,317
Showa Shell Sekiyu K.K.                                  133,900            1,356,017
TonenGeneral Sekiyu K.K.                                 157,250            1,347,609
                                                                          -----------
Total Japan                                                                 5,043,697
-------------------------------------------------------------------------------------
Netherlands - 2.8%
Fugro N.V.                                                 1,705              132,895
SBM Offshore N.V.                                         46,250            1,497,221
                                                                          -----------
Total Netherlands                                                           1,630,116
-------------------------------------------------------------------------------------
New Zealand - 2.8%
New Zealand Refining Co., Ltd. (The)                     290,797            1,598,086
-------------------------------------------------------------------------------------
Norway - 8.4%
Norsk Hydro ASA                                           89,319            1,304,171
ProSafe ASA                                                4,028               63,411
Scana Industrier ASA *                                     4,876               14,585
Statoil ASA                                              115,693            3,474,148
                                                                          -----------
Total Norway                                                                4,856,315
-------------------------------------------------------------------------------------
Singapore - 0.2%
Singapore Petroleum Co., Ltd.                             25,753              126,322
-------------------------------------------------------------------------------------
Spain - 7.8%
Cia Espanola de Petroleos S.A.(a)                         19,530            2,170,880
Repsol YPF, S.A.                                          66,467            2,302,301
                                                                          -----------
Total Spain                                                                 4,473,181
-------------------------------------------------------------------------------------
United Kingdom - 22.9%
ATH Resources PLC                                          3,419               13,209
BG Group PLC                                             107,695            2,497,890
BP PLC                                                   287,662            2,927,247
Expro International Group PLC                              1,791               41,647
Hellenic Petroleum S.A.                                   90,609            1,197,411
John Wood Group PLC                                        6,326               50,983
Royal Dutch Shell PLC Class A                             82,781            2,857,836
Royal Dutch Shell PLC Class B                             82,882            2,793,785
Tullow Oil PLC                                            58,927              773,560
                                                                          -----------
Total United Kingdom                                                       13,153,568
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $56,976,569)                                                        57,149,979
=====================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.0%
MONEY MARKET FUND(b) - 3.0%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $1,710,056)(c)                                  1,710,056            1,710,056
=====================================================================================
TOTAL INVESTMENTS IN SECURITIES - 102.3%
(Cost: $58,686,625)                                                        58,860,035
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (2.3)%                                                      (1,298,529)
                                                                          -----------
NET ASSETS - 100.0%                                                       $57,561,506
=====================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $1,628,203 and the total market value of the collateral held by the Fund was $1,710,056.

                       See Notes to Financial Statements.

26  WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Financial Sector Fund

March 31, 2008


--------------------------------------------------------------------------------
Investments                                              Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
Australia - 11.6%
AMP Ltd.                                                 17,671      $   126,628
ASX Ltd.                                                  1,270           43,359
Australia & New Zealand Banking Group Ltd.               17,824          366,903
AXA Asia Pacific Holdings Ltd.                            6,778           34,030
Babcock & Brown Ltd.                                        372            4,999
Bendigo and Adelaide Bank Ltd.                              246            2,672
Cabcharge Australia Ltd.                                    723            6,448
Commonwealth Bank of Australia                           11,814          450,896
Insurance Australia Group Ltd.                           18,558           62,003
IOOF Holdings Ltd.                                          200            1,084
Lend Lease Corp. Ltd.                                     3,809           46,071
Macquarie Bank Ltd.                                       1,766           85,150
National Australia Bank Ltd.                             13,315          366,461
Octaviar Ltd.+                                            1,501            1,356
Peet Ltd.                                                 1,174            2,797
Perpetual Ltd.                                              359           17,647
Port Bouvard Ltd.                                         5,020            4,033
QBE Insurance Group Ltd.                                  4,791           97,135
St.George Bank Ltd.                                       3,136           73,600
Suncorp-Metway Ltd.                                       7,521           88,360
Timbercorp Ltd.                                           1,254            1,431
Westpac Banking Corp.                                    17,520          379,837
                                                                     -----------
Total Australia                                                        2,262,900
--------------------------------------------------------------------------------
Austria - 0.8%
Bank Austria Creditanstalt AG                               571          126,669
Raiffeisen International Bank Holdiing AG                    90           12,314
Wiener Staedtische AG                                       188           14,457
                                                                     -----------
Total Austria                                                            153,440
--------------------------------------------------------------------------------
Belgium - 3.1%
Cofinimmo                                                    53           11,500
Dexia N.V.                                                5,970          170,749
KBC Ancora                                                1,939          200,200
KBC Groep N.V.                                            1,701          221,394
                                                                     -----------
Total Belgium                                                            603,843
--------------------------------------------------------------------------------
Denmark - 1.1%
Amagerbanken A/S*                                            50            2,114
Danske Bank A/S                                           4,100          151,803
Hannover Rueckversicherung AG                               331           17,319
Sydbank A/S                                                  50            1,825
TrygVesta A/S                                               342           30,158
                                                                     -----------
Total Denmark                                                            203,219
--------------------------------------------------------------------------------
Finland - 0.7%
Citycon Oyj*                                              1,006            6,185
Pohjola Bank PLC Class A                                  1,250           23,630
Ruukki Group Oyj                                              3               11
Sampo Oyj Class A                                         3,521           95,683
Technopolis Oyj                                             486            4,351
                                                                     -----------
Total Finland                                                            129,860
--------------------------------------------------------------------------------
France - 10.7%
AXA S.A.                                                 14,109          513,973
BNP Paribas                                               6,410          648,928
CNP Assurances S.A.                                         615           76,089
Credit Agricole S.A.                                     12,776          396,787
Euler Hermes S.A.                                           149           16,036
Fimalac                                                      81            4,866
Klepierre                                                   840           51,737
Natixis                                                   6,439          103,968
SCOR                                                        390            9,344
Societe Generale                                          2,623          257,772
Societe Immobiliere de Location pour l'Industrie
  et le Commerce                                             14            2,131
                                                                     -----------
Total France                                                           2,081,631
--------------------------------------------------------------------------------
Germany - 5.5%
Allianz SE                                                1,581          314,349
AMB Generali Holding AG                                     125           21,407
AWD Holding AG                                              256           11,873
Baader Wertpapierhandelsbank AG                             553            3,409
Commerzbank AG                                            1,749           54,873
DAB Bank AG                                               1,261           11,209
Deutsche Bank AG                                          2,757          313,229
Deutsche Boerse AG                                          265           42,843
Deutsche Postbank AG                                        559           53,562
MLP AG                                                      719           10,276
MPC Munchmeyer Petersen Capital AG                          108            7,643
Muenchener Ruckversicherungs Gesellschaft AG              1,144          224,560
Vivacon AG                                                   91            1,929
                                                                     -----------
Total Germany                                                          1,071,162
--------------------------------------------------------------------------------
Hong Kong - 4.7%
Bank of East Asia Ltd.                                    8,800           44,040
BOC Hong Kong (Holdings) Ltd.                            75,500          181,793
Cheung Kong (Holdings) Ltd.                               8,000          113,583
China Overseas Land & Investment Ltd.                    10,000           18,451
CITIC International Financial Holdings Ltd.              20,000           10,228
Hang Seng Bank Ltd.                                      14,000          253,455
Henderson Investment Ltd.                                 8,000              977
Hong Kong Exchanges and Clearing Ltd.                     4,000           68,664
Hopewell Holdings Ltd.                                    4,000           15,187
New World Development Ltd.                               10,000           24,233
Shun TAK Holdings Ltd.                                    8,000           10,587
Sino Land Co.                                            10,000           21,586
Sun Hung Kai Properties Ltd.                              9,000          140,385
                                                                     -----------
Total Hong Kong                                                          903,169
--------------------------------------------------------------------------------
Ireland - 1.0%
Allied Irish Banks PLC                                    2,755           58,933
Anglo Irish Bank Corp. PLC                                3,796           50,826
Bank of Ireland                                           2,930           43,526
FBD Holdings PLC                                            159            7,407
Irish Life & Permanent PLC                                1,473           28,522
McInerney Holdings PLC                                    1,016            1,898
                                                                     -----------
Total Ireland                                                            191,112
--------------------------------------------------------------------------------

                       See Notes to Financial Statements

                              WisdomTree International Dividend Sector Funds  27

WisdomTree International Financial Sector Fund

March 31, 2008


-----------------------------------------------------------------------------
Investments                                            Shares    U.S. $ Value
-----------------------------------------------------------------------------
Italy - 11.2%
Alleanza Assicurazioni SpA                              5,030     $    65,954
Assicurazioni Generali SpA                              5,229         235,974
Banca Carige SpA                                        3,230          12,757
Banca CR Firenze                                        1,959          20,922
Banca Intermobiliare SpA                                  159           1,310
Banca Intesa SpA                                      116,107         821,458
Banca Monte dei Paschi di Siena SpA                     6,998          31,104
Banca Popolare dell'Etruria e del Lazio                   655           7,649
Banca Popolare di Milano S.c.r.l.                       1,216          13,401
Banca Popolare di Sondrio Scarl                           579           8,505
Banca Profilo SpA                                         661           1,477
Banche Popolari Unite S.c.r.l.                          3,081          79,235
Banco di Desio e della Brianza SpA                        854           8,627
Banco Popolare Scarl*                                   1,392          23,138
Credito Artigiano SpA*                                    509           1,952
Credito Artigiano SpA                                   2,039           9,047
Credito Emiliano SpA                                      963          12,833
Ergo Previdenza SpA                                       965           5,524
Fondiaria-SAI SpA                                         671          27,899
Intek SpA                                               9,772           9,515
Mediobanca SpA                                          3,749          77,167
Mediolanum SpA(a)                                       2,555          15,708
Meliorbanca SpA                                            50             218
Milano Assicurazioni SpA                                3,086          20,794
Piccolo Credito Valtellinese Scarl                        883          11,578
Premafin Finanziaria SpA                                1,567           4,174
Societa Cattolica di Assicurazioni S.c.r.l.               252          12,367
UniCredito Italiano SpA                                66,433         446,330
Unipol SpA                                             10,734          33,473
Vittoria Assicurazioni SpA                                 59           1,035
Zurich Financial Services AG                              506         160,004
                                                                  -----------
Total Italy                                                         2,181,129
-----------------------------------------------------------------------------
Japan - 3.5%
Aioi Insurance Co., Ltd.                                2,000          11,071
Atrium Co., Ltd.                                          300           3,548
Bank of Kyoto Ltd. (The)                                2,000          24,353
Bank of Yokohama Ltd. (The)                             2,000          13,603
Century Leasing System, Inc.                              400           3,524
Daito Trust Construction Co., Ltd.                        400          20,656
Eighteenth Bank Ltd. (The)                              2,000           7,334
Hiroshima Bank Ltd. (The)                               4,000          19,330
Hokuhoku Financial Group, Inc.                          4,000          12,056
Hyakujushi Bank Ltd. (The)                              3,000          15,914
Iwai Securities Co., Ltd.                                 700           8,123
Jafco Co., Ltd.                                           400          13,342
Leopalace21 Corp.                                         400           6,474
Millea Holdings, Inc.                                   1,100          40,669
Mitsubishi UFJ Financial Group, Inc.                    6,760          58,408
Mitsui Sumitomo Insurance Co., Ltd.                     3,000          30,351
Mizuho Investors Securities Co., Ltd.                  11,000          12,930
Mizuho Trust & Banking Co., Ltd.                        4,000           5,747
Nishi-Nippon City Bank Ltd. (The)                       5,000          13,161
Nomura Holdings, Inc.                                   4,800          71,854
Oita Bank Ltd. (The)                                    5,000          35,817
Okasan Holdings, Inc.                                   3,000          14,799
Resona Holdings, Inc.                                      28          46,697
Shinko Securities Co., Ltd.                             2,000           5,827
Shinsei Bank Ltd.                                       8,000          26,443
Sompo Japan Insurance, Inc.                             1,000           8,841
Sumitomo Mitsui Financial Group, Inc.                       6          39,544
Suruga Bank Ltd.                                        2,832          35,765
T&D Holdings, Inc.                                        450          23,600
Takagi Securities Co., Ltd.                             3,000           6,631
Tokai Tokyo Securities Co., Ltd.                        4,000          13,262
Tokyu Land Corp.                                        2,000          12,558
Toyo Securities Co., Ltd.                               2,000           6,229
Yamaguchi Financial Group, Inc.                         1,000          11,343
                                                                  -----------
Total Japan                                                           679,804
-----------------------------------------------------------------------------
Netherlands - 5.9%
ABN AMRO Holding N.V.                                   8,431         509,659
AEGON N.V.                                              8,647         127,699
ING Groep N.V.                                         13,203         496,242
SNS Reaal                                                 647          13,174
                                                                  -----------
Total Netherlands                                                   1,146,774
-----------------------------------------------------------------------------
New Zealand - 0.0%
Infratil Ltd.                                           2,564           4,294
-----------------------------------------------------------------------------
Norway - 1.0%
ABG Sundal Collier ASA                                  7,927          14,429
Acta Holding ASA                                        6,049          20,236
DnB NOR ASA                                             9,200         139,944
Sparebanken Midt-Norge                                    600           6,022
Sparebanken Nord-Norge                                    350           6,956
Sparebanken 1 SR Bank*                                    800           8,304
                                                                  -----------
Total Norway                                                          195,891
-----------------------------------------------------------------------------
Portugal - 0.4%
Banco Comercial Portugues, S.A. Class R                 8,580          28,007
Banco Espirito Santo, S.A.                              2,421          42,237
                                                                  -----------
Total Portugal                                                         70,244
-----------------------------------------------------------------------------
Singapore - 1.8%
Ascott Group Ltd. (The)+                                8,000           9,984
DBS Group Holdings Ltd.                                 8,466         110,574
Guocoland Ltd.                                          3,000           8,686
MCL Land Ltd.                                           6,000           8,054
Oversea-Chinese Banking Corp. Ltd.                      8,000          47,020
Singapore Exchange Ltd.                                 4,000          21,768
Straits Trading Co., Ltd.                               3,000          14,607
United Overseas Bank Ltd.                               8,139         113,036
UOB-Kay Hian Holdings Ltd.                              8,000          11,378
Wing Tai Holdings Ltd.                                  4,000           6,356
                                                                  -----------
Total Singapore                                                       351,463
-----------------------------------------------------------------------------
Spain - 9.2%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.           24,640         544,653

                       See Notes to Financial Statements

28  WisdomTree International Dividend Sector Funds

Schedule of Investments  (concluded)

WisdomTree International Financial Sector Fund

March 31, 2008


--------------------------------------------------------------------------------
Investments                                             Shares      U.S. $ Value
--------------------------------------------------------------------------------
Banco de Sabadell S.A.(a)                                4,728       $    52,068
Banco Espanol de Credito S.A.                            1,374            26,170
Banco Pastor S.A.                                          204             3,158
Banco Popular Espanol, S.A.(a)                           6,092           111,010
Banco Santander Central Hispano S.A.                    45,680           913,463
Bankinter, S.A.                                          1,340            21,339
Bolsas y Mercados Espanoles                                 58             2,844
Corporacion Mapfre S.A.                                  6,964            35,091
Grupo Catalana Occidente S.A.                               46             1,780
Metrovacesa, S.A.                                          613            81,009
Montebalito S.A.                                           146             1,851
                                                                     -----------
Total Spain                                                            1,794,436
--------------------------------------------------------------------------------
Sweden - 3.3%
D. Carnegie & Co. AB                                       991            16,712
Fabege AB                                                1,600            17,134
HQ AB                                                       50             1,315
Intrum Justitia AB                                         800            14,267
Investment AB Kinnevik Class B                             400             7,605
Kungsleden AB                                            2,000            24,874
L E Lundbergforetagen AB Class B                            88             5,046
Nordea Bank AB                                          16,000           259,834
OMX AB                                                     200             8,786
Ratos AB Class B                                           800            26,981
Skandinaviska Enskilda Banken AB Class A                 2,400            62,935
Svenska Handelsbanken AB Class A                         3,600           105,026
Swedbank AB Class A                                      3,200            89,849
                                                                     -----------
Total Sweden                                                             640,364
--------------------------------------------------------------------------------
Switzerland - 3.0%
Baloise Holding AG                                         216            21,555
Bellevue Group AG                                           31             2,147
Converium Holding AG                                       337             6,065
Credit Suisse Group                                      4,250           217,216
EFG International                                        1,147            39,430
Julius Baer Holdings AG                                    935            69,200
Partners Group AG                                          285            41,580
Swiss Reinsurance Co.                                    1,577           138,319
Vontobel Holding AG                                      1,213            42,312
                                                                     -----------
Total Switzerland                                                        577,824
--------------------------------------------------------------------------------
United Kingdom - 20.5%
Aberdeen Asset Management PLC                            1,877             5,167
Admiral Group PLC                                          703            11,220
Alliance & Leicester PLC                                 1,528            15,746
Amlin PLC                                                2,888            15,598
Ashmore Group PLC                                          106               591
Aviva PLC                                               15,397           188,964
Barclays PLC                                            47,585           428,425
Beazley Group PLC                                        2,324             7,367
Big Yellow Group PLC                                        76               657
Bradford & Bingley PLC                                     742             2,754
Brewin Dolphin Holdings PLC                                919             2,521
Brit Insurance Holdings PLC                              4,084            19,663
Capital & Regional PLC                                     577             6,307
Charles Stanley Group PLC                                  964             4,215
Charles Taylor Consulting PLC                              354             1,949
Chesnara PLC                                             3,183            10,565
Close Brothers Group PLC                                   715             8,768
Evolution Group PLC                                      2,807             5,830
F&C Asset Management PLC                                 4,268            15,460
Friends Provident PLC                                    9,483            23,295
HBOS PLC                                                25,115           279,530
Helical Bar PLC                                            635             4,745
Henderson Group PLC                                      1,784             3,750
Highway Insurance Holdings PLC                           4,146             5,356
HSBC Holdings PLC                                       81,768         1,348,863
ICAP PLC                                                 1,877            21,227
Intermediate Capital Group PLC                             391            12,146
Investec PLC                                             1,777            11,955
Jardine Lloyd Thompson Group PLC                         2,080            15,306
Legal & General Group PLC                               23,584            59,248
Liontrust Asset Management PLC                             156               744
Lloyds TSB Group PLC                                    57,079           511,634
London Stock Exchange Group PLC                            304             7,299
Man Group PLC                                            5,072            55,897
McKay Securities PLC                                     1,038             5,776
Numis Corp. PLC                                            168               618
Old Mutual PLC                                          37,875            83,181
PayPoint PLC                                               238             2,682
Provident Financial PLC                                  1,301            21,888
Prudential PLC                                          11,398           150,759
RAB Capital PLC                                          2,942             3,084
Resolution PLC                                             663             9,020
Royal & Sun Alliance Insurance Group                     8,178            20,919
Royal Bank of Scotland Group (The) PLC                  62,726           420,442
Schroders PLC                                              823            15,343
St. James's Place PLC                                      715             3,681
Standard Chartered PLC                                   3,933           134,606
Terrace Hill Group PLC                                   1,754             1,839
Unite Group PLC                                            567             3,696
                                                                     -----------
Total United Kingdom                                                   3,990,296
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $21,279,148)                                                   19,232,855
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.8%
MONEY MARKET FUND(b) - 0.8%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $153,250)(c)                                    153,250           153,250
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $21,432,398)                                                   19,386,105
Foreign Currency and Other Assets in Excess of
Liabilities - 0.2%                                                        48,053
                                                                     -----------
NET ASSETS - 100.0%                                                  $19,434,158
================================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $145,727 and the total market value of the collateral held by the Fund was $153,250.

                       See Notes to Financial Statements

                              WisdomTree International Dividend Sector Funds  29

Schedule of Investments

WisdomTree International Health Care Sector Fund

March 31, 2008

----------------------------------------------------------------------------------
Investments                                                 Shares    U.S. $ Value
----------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
Australia - 8.2%
Cochlear Ltd.                                                5,321     $   265,693
CSL Ltd.                                                    13,481         454,219
Healthscope Ltd.                                            54,398         258,218
Primary Health Care Ltd.                                    17,455          96,399
Ramsay Health Care Ltd.(a)                                  17,550         172,221
Sigma Pharmaceuticals Ltd.(a)                              118,442         135,150
Sonic Healthcare Ltd.                                       26,430         331,741
Symbion Health Ltd.+                                        96,845         359,808
                                                                       -----------
Total Australia                                                          2,073,449
----------------------------------------------------------------------------------
Belgium - 1.0%
Omega Pharma S.A.                                              159           7,397
UCB S.A.                                                     6,648         231,803
                                                                       -----------
Total Belgium                                                              239,200
----------------------------------------------------------------------------------
Denmark - 5.5%
Coloplast A/S Class B                                        1,600         146,699
H. Lundbeck A/S                                             10,100         253,238
Novo-Nordisk A/S Class B(a)                                 10,825         742,943
Novozymes A/S Class B                                        2,425         227,750
                                                                       -----------
Total Denmark                                                            1,370,630
----------------------------------------------------------------------------------
Finland - 1.1%
Orion Oyj Class B(a)                                        12,767         277,555
----------------------------------------------------------------------------------
France - 11.0%
BioMerieux                                                   1,692         197,567
Cie Generale D'Optique Essilor International S.A.            7,440         487,950
Ipsen                                                        4,270         243,306
Sanofi-Aventis                                              24,525       1,846,679
                                                                       -----------
Total France                                                             2,775,502
----------------------------------------------------------------------------------
Germany - 11.9%
Bayer Schering Pharma AG                                     7,804       1,293,589
Celesio AG                                                   4,198         208,605
Fresenius AG                                                 4,058         346,583
Fresenius Medical Care AG & Co. KGaA                         8,950         451,688
Merck KGaA(a)                                                2,236         276,606
Rhoen-Klinikum AG                                            7,169         213,220
Stada Arzneimittel AG                                        2,775         202,312
                                                                       -----------
Total Germany                                                            2,992,603
----------------------------------------------------------------------------------
Ireland - 0.1%
United Drug PLC                                              4,078          24,193
----------------------------------------------------------------------------------
Italy - 2.2%
Luxottica Group SpA(a)                                      11,977         303,081
Recordati SpA                                               32,246         242,064
                                                                       -----------
Total Italy                                                                545,145
----------------------------------------------------------------------------------
Japan - 20.1%
Alfresa Holdings Corp.                                         500          39,333
Astellas Pharma, Inc.                                       11,400         442,096
Chugai Pharmaceutical Co., Ltd.                             18,400         208,337
Daiichi Sankyo Co., Ltd                                     16,300         482,278
Dainippon Sumitomo Pharma Co., Ltd.(a)                      20,000         183,051
Eisai Co., Ltd.                                              9,000         307,430
Hisamitsu Pharmaceutical Co., Inc.                           6,000         218,818
Hogy Medical Co., Ltd.                                         100           5,154
Kaken Pharmaceutical Co., Ltd.                               2,000          14,809
Kobayashi Pharmaceutical Co., Ltd.                             500          19,290
Kyowa Hakko Kogyo Co., Ltd.                                 25,000         239,112
Mediceo Paltac Holdings Co., Ltd.                           15,200         275,794
Miraca Holdings, Inc.                                          500          13,086
Mochida Pharmaceutical Co., Ltd.                             1,000           9,102
Nihon Kohden Corp.                                           1,000          22,907
Nipro Corp.                                                  9,000         157,151
Paramount Bed Co., Ltd.                                      1,000          13,633
Paris Miki, Inc.(a)                                         13,500         197,885
Seikagaku Corp.                                              1,000          11,303
Shimadzu Corp.                                               4,000          37,012
Shionogi & Co., Ltd.                                        14,000         239,393
SSP Co., Ltd.                                                4,000          18,727
Suzuken Co., Ltd.                                            5,000         205,958
Sysmex Corp.                                                   400          14,467
Taisho Pharmaceutical Co., Ltd.                             15,000         297,935
Takeda Pharmaceutical Co., Ltd.                             15,700         787,090
Tanabe Seiyaku Co., Ltd.                                    20,000         233,285
Terumo Corp.                                                 6,500         339,579
Toho Pharmaceutical Co., Ltd.                                  500          12,784
Topcon Corp.                                                   500           3,943
Tsumura & Co.                                                  400           9,986
                                                                       -----------
Total Japan                                                              5,060,728
----------------------------------------------------------------------------------
Netherlands - 0.5%
OPG Groep N.V.                                               4,482         127,196
----------------------------------------------------------------------------------
New Zealand - 0.9%
Fisher & Paykel Healthcare Corp.                            94,191         216,975
Ryman Healthcare Ltd.                                       13,019          17,503
                                                                       -----------
Total New Zealand                                                          234,478
----------------------------------------------------------------------------------
Singapore - 0.9%
Parkway Holdings Ltd.(a)                                    93,000         215,942
----------------------------------------------------------------------------------
Spain - 0.5%
FAES FARMA, S.A.(a)                                          7,299         124,446
----------------------------------------------------------------------------------
Sweden - 0.1%
Getinge AB *                                                    25             651
Getinge AB Class B                                             300           7,791
Meda AB Class A                                              1,200          12,395
Q-Med AB                                                     1,050           6,941
                                                                       -----------
Total Sweden                                                                27,778
----------------------------------------------------------------------------------
Switzerland - 16.8%
Nobel Biocare Holding AG                                       942         220,011
Novartis AG                                                 34,069       1,753,311
Phonak Holding AG                                            1,453         133,834

                       See Notes to Financial Statements.

30  WisdomTree International Dividend Sector Funds

Schedule of Investments  (concluded)

WisdomTree International Health Care Sector Fund

March 31, 2008

---------------------------------------------------------------------------------
Investments                                               Shares     U.S. $ Value
---------------------------------------------------------------------------------
Roche Holding AG                                           9,724      $ 1,837,537
Straumann Holding AG                                         948          271,733
                                                                      -----------
Total Switzerland                                                       4,216,426
---------------------------------------------------------------------------------
United Kingdom - 18.2%
AstraZeneca PLC                                           38,615        1,445,918
Dechra Pharmaceuticals PLC                                 1,756           12,800
GlaxoSmithKline PLC                                      108,064        2,289,523
Shire PLC                                                 11,384          220,261
Smith & Nephew PLC                                        26,514          351,222
SSL International PLC                                     27,804          250,606
                                                                      -----------
Total United Kingdom                                                    4,570,330
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $26,770,234)                                                    24,875,601
=================================================================================
RIGHTS* - 0.0%
Australia - 0.0%
Primary Health Care Ltd., expiring 4/13/08
(Cost: $0)                                                33,548            3,062
=================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $26,770,234)                                                    24,878,663
=================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 10.0%
MONEY MARKET FUND(b) - 10.0%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $2,513,171)(c)                                  2,513,171        2,513,171
=================================================================================
TOTAL INVESTMENTS IN SECURITIES  - 109.0%
(Cost: $29,283,405)                                                    27,391,834
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (9.0)%                                                  (2,263,938)
                                                                      -----------
NET ASSETS - 100.0%                                                   $25,127,896
=================================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $2,386,189 and the total market value of the collateral held by the Fund was $2,513,171.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  31

Schedule of Investments

WisdomTree International Industrial Sector Fund

March 31, 2008


--------------------------------------------------------------------------------
Investments                                              Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Australia - 9.8%
Adelaide Brighton Ltd.                                   39,781      $   123,831
Amcor Ltd.                                               59,273          386,867
Ansell Ltd.                                               3,292           34,949
Austal Ltd.                                              18,373           43,607
Boral Ltd.                                               45,557          260,333
Bradken Ltd.(a)                                           7,211           44,169
Brickworks Ltd.                                           4,027           37,055
Campbell Brothers Ltd.                                      875           19,969
Cardno Ltd.                                               3,068           14,843
Coffey International Ltd.                                 5,549           10,739
Crane Group Ltd.                                          4,941           69,009
CSR Ltd.                                                 93,967          274,489
Devine Ltd.                                              13,265           13,804
Downer EDI Ltd.                                          15,051           86,008
Futuris Corp., Ltd.                                      45,237           78,253
GUD Holdings Ltd.                                         7,299           64,297
GWA International Ltd.                                   27,477           80,514
Hills Industries Ltd.                                    16,493           70,611
Leighton Holdings Ltd.                                    8,604          336,158
Macmahon Holdings Ltd.                                    9,058           12,320
Monadelphous Group Ltd.                                   4,319           54,960
RCR Tomlinson Ltd.                                        8,107            7,919
Sedgman Ltd.                                             22,491           44,757
Sims Group Ltd.(a)                                       11,414          309,452
Toll Holdings Ltd.                                       21,425          195,969
Transfield Services Ltd.                                  8,788           88,163
Transpacific Industries Group Ltd.                        2,054           16,500
United Group Ltd.                                         6,462           71,199
Wesfarmers Ltd.                                          48,448        1,768,587
WorleyParsons Ltd.                                        4,788          146,288
                                                                     -----------
Total Australia                                                        4,765,619
--------------------------------------------------------------------------------
Austria - 0.7%
Andritz AG                                                  994           54,764
AT&S Austria Technologie & Systemtechnik AG                 584            9,522
Flughafen Wien AG                                           834          100,871
Semperit AG Holding                                         744           29,355
Wienerberger AG                                           2,810          150,008
                                                                     -----------
Total Austria                                                            344,520
--------------------------------------------------------------------------------
Belgium - 1.3%
Barco N.V.                                                  700           50,313
Bekaert S.A.                                                648           94,639
Compagnie Maritime Belge S.A.                             2,266          153,031
Euronav N.V.                                              5,207          198,513
EVS Broadcast Equipment S.A.                                472           50,895
Exmar N.V.                                                2,266           59,101
                                                                     -----------
Total Belgium                                                            606,492
--------------------------------------------------------------------------------
Denmark - 0.8%
D/S Norden                                                  750           83,665
Dalhoff Larsen & Horneman A/S Class B                     1,100           17,413
DSV A/S                                                   1,690           37,077
FLSmidth & Co. A/S                                          800           79,469
NKT Holding A/S                                             600           43,347
TORM Dampskibsselskabet A/S                               4,800          142,789
                                                                     -----------
Total Denmark                                                            403,760
--------------------------------------------------------------------------------
Finland - 3.0%
Ahlstrom Oyj                                              3,367           98,167
Aspo Oyj+                                                6,539           67,867
Cargotec Corp.                                            1,683           82,911
KCI Konecranes Oyj                                        1,210           46,782
Kone Oyj                                                  3,952          162,753
Lassila & Tikanoja Oyj                                    1,170           33,371
Metso Oyj                                                 8,156          441,987
Uponor Corp                                               3,676           86,790
Wartsila Oyj Class B*(a)                                  4,652          315,124
YIT Oyj *                                                 4,029          114,723
                                                                     -----------
Total Finland                                                          1,450,475
--------------------------------------------------------------------------------
France - 16.0%
Bacou Dalloz                                                104           12,063
Bouygues S.A.                                            12,283          783,193
Carbone Lorraine                                          1,088           66,063
Cie de Saint-Gobain S.A.                                 11,946          977,684
Ciments Francais                                            938          156,716
EIFFAGE S.A.                                              1,802          175,890
Imerys S.A.                                               2,706          249,078
Lafarge S.A.                                              6,011        1,049,243
Legrand S.A.                                              6,764          212,965
Manitou BF S.A.                                           1,234           46,733
Nexans S.A.                                                 632           74,807
Safran S.A.                                               5,386          110,691
Schneider Electric S.A.                                  11,508        1,494,541
Ste Industrielle d'Aviation Latecoere S.A.                1,302           27,026
Thales S.A.                                               7,259          471,707
Vallourec S.A.                                            1,258          306,520
VINCI S.A.                                               20,370        1,477,978
Zodiac S.A.                                               1,512           74,439
                                                                     -----------
Total France                                                           7,767,337
--------------------------------------------------------------------------------
Germany - 10.7%
Bilfinger Berger AG                                         978           84,551
Demag Cranes AG                                             878           40,235
Deutsche Post AG                                         54,480        1,670,414
Elexis AG                                                   702           18,721
Fraport AG Frankfurt Airport Services Worldwide           2,648          191,836
HeidelbergCement AG                                       1,165          201,343
HOCHTIEF AG                                               1,683          154,674
Indus Holding AG                                            946           33,277
Koenig & Bauer AG                                            41            1,293
KRONES AG                                                   504           41,288
Leoni AG                                                    463           22,244

                       See Notes to Financial Statements.

32  WisdomTree International Dividend Sector Funds

WisdomTree International Industrial Sector Fund

March 31, 2008


----------------------------------------------------------------------------
Investments                                           Shares    U.S. $ Value
----------------------------------------------------------------------------
MAN AG                                                 3,136     $   418,104
MTU Aero Engines Holding A.G.                            310          13,140
Norddeutsche Affinerie AG                              2,258          89,734
Rheinmetall AG                                           672          47,597
Siemens AG                                            18,747       2,039,286
Techem AG *                                            1,099         104,172
                                                                 -----------
Total Germany                                                      5,171,909
----------------------------------------------------------------------------
Hong Kong - 1.3%
Hong Kong Aircraft Engineering Co. Ltd.                4,000          65,991
MTR Corp.                                            150,500         516,308
Techtronic Industries Co. Ltd.                        26,500          26,218
                                                                 -----------
Total Hong Kong                                                      608,517
----------------------------------------------------------------------------
Ireland - 0.9%
CRH PLC                                               11,756         446,325
Readymix PLC                                           2,802           6,327
                                                                 -----------
Total Ireland                                                        452,652
----------------------------------------------------------------------------
Italy - 1.4%
Astaldi SpA                                            1,836          14,197
BUZZI UNICEM SpA                                       4,699         117,346
Caltagirone SpA                                        1,276           9,644
Cembre SpA                                             2,154          18,465
Cementir-Cementerie del Tirreno SpA                    2,844          26,498
Finmeccanica SpA                                       9,704         331,209
Gewiss SpA                                             1,828          10,710
GranitiFiandre SpA                                     1,334          14,902
I.M.A. Industria Macchine Automatiche SpA              1,644          34,881
Navigazione Montanari SpA                             10,225          40,991
Premuda SpA                                           17,128          34,549
SAES Getters SpA                                         716          20,739
SAVE SpA                                                 359           6,246
                                                                 -----------
Total Italy                                                          680,377
----------------------------------------------------------------------------
Japan - 15.9%
Aichi Corp.                                            5,400          40,201
Alps Electric Co., Ltd.                                3,200          31,539
Amada Co., Ltd.                                        8,000          60,602
Amano Corp.                                            1,600          16,509
Anritsu Corp.                                          2,000           5,586
Asahi Glass Co., Ltd.                                 22,000         242,910
Asahi Organic Chemicals Industry Co., Ltd.             8,000          22,103
Asahi Pretec Corp.                                       800          21,379
Asunaro Aoki Construction Co., Ltd.                    1,500           8,062
Casio Computer Co., Ltd.                               2,900          42,509
Chofu Seisakusho Co., Ltd.                               800          16,067
Cleanup Corp.                                         10,100          49,924
CMK Corp.                                              4,800          48,562
Daifuku Co., Ltd.                                      1,500          19,214
Daiichi Chuo Kisen Kaisha(a)                           8,000          57,226
Daikin Industries, Ltd.                                1,600          68,961
Disco Corp.                                            1,100          47,410
Fanuc Ltd.                                             4,600         438,118
Fuji Electric Holdings Co., Ltd.                      23,000          93,586
FUJIFILM Holdings Corp.                                4,000         141,860
Furukawa Co., Ltd. (The)                               5,000           9,193
Hakudo Co., Ltd.                                       1,500          20,465
Hamamatsu Photonics K.K.                                 800          22,344
Hankyu Hanshin Holdings, Inc.                         23,000          99,593
Hitachi Cable Ltd.                                     8,000          29,819
Hitachi Construction Machinery Co., Ltd.               1,600          40,107
Hitachi Koki Co., Ltd.                                   900          11,483
Hitachi Ltd.                                          41,000         243,442
Hitachi Tool Engineering Ltd.                          1,000          10,690
Hoya Corp.                                            10,900         256,252
Ibiden Co., Ltd.                                         800          31,507
Idec Corp.(a)                                            800           9,484
Iino Kaiun Kaisha Ltd.                                 2,400          24,353
JGC Corp.                                              5,000          76,456
JS Group Corp.                                         7,200         108,288
Kaga Electronics Co., Ltd.                               800          10,593
Kandenko Co., Ltd.                                     6,000          32,732
Kawasaki Kisen Kaisha Ltd.                            16,000         155,764
Keihin Electric Express Railway Co., Ltd.              6,000          40,870
Keio Corp.                                             8,000          44,607
Kintetsu Corp.                                        16,000          57,226
Kitz Corp.                                             5,000          29,688
Koa Corp.                                              3,800          27,335
Komatsu Ltd.                                          11,700         325,015
Kubota Corp.                                          27,000         167,911
Kurita Water Industries Ltd.                           1,600          58,994
Kyocera Corp.                                          2,600         218,637
Mabuchi Motor Co., Ltd.                                  800          38,660
Maeda Corp.                                            3,000           8,771
Makita Corp.                                           1,600          50,314
Maruzen Showa Unyu Co., Ltd.                           6,000          18,627
Matsushita Electric Works Ltd.                         8,000          82,383
Minebea Co., Ltd.                                      8,000          46,617
MISUMI Group, Inc.                                       800          14,194
Mitsubishi Electric Corp.                             31,000         268,468
Mitsubishi Heavy Industries Ltd.                      54,000         231,115
Mitsui Engineering & Shipbuilding Co., Ltd.            8,000          21,460
Mitsui O.S.K. Lines Ltd.                              23,000         278,445
Mitsumi Electric Co., Ltd.                             1,400          44,306
Miura Co., Ltd.                                          800          18,124
Nagoya Railroad Co., Ltd.                              8,000          26,041
NEC Corp.                                             24,000          91,626
NEC Networks & System Integration Corp.                  800          13,680
Neturen Co., Ltd.                                        300           2,909
NGK Insulators Ltd.                                    1,000          17,722
Nidec Copal Corp.                                      1,600          18,598
Nidec Copal Electronics Corp.                          2,200          15,295
Nihon Yamamura Glass Co., Ltd.                         8,000          16,316
Nikkiso Co., Ltd.                                      1,000           6,028

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  33

WisdomTree International Industrial Sector Fund

March 31, 2008


------------------------------------------------------------------------------
Investments                                             Shares    U.S. $ Value
------------------------------------------------------------------------------
Nippon Densetsu Kogyo Co., Ltd.                          8,000     $    54,172
Nippon Koei Co., Ltd.                                    8,000          20,736
Nippon Sheet Glass Co., Ltd.                             8,000          35,445
Nippon Signal Co., Ltd.                                  1,600           8,182
Nippon Valqua Industries Ltd.                            8,000          23,308
Nippon Yusen K.K.                                       33,000         310,323
Nishimatsu Construction Co., Ltd.                        8,000          17,200
Nishi-Nippon Railroad Co., Ltd.                          8,000          28,693
Nitto Kogyo Corp.                                          800           9,990
Nitto Kohki Co., Ltd.                                      800          17,883
NTN Corp.                                                8,000          54,654
Obayashi Corp.                                           8,000          33,596
Odakyu Electric Railway Co., Ltd.                        8,000          59,316
OKUMA Corp.                                              6,000          64,379
Okumura Corp.                                            8,000          40,830
Onoken Co., Ltd.                                         4,800          76,821
OSG Corp.                                                1,600          18,550
PanaHome Corp.                                           9,000          57,779
Rinnai Corp.                                               800          26,202
Ryosan Co., Ltd.                                           800          18,928
Sanshin Electronics Co., Ltd.                            4,000          41,835
Sanwa Shutter Corp.                                      8,000          34,802
Sato Shoji Corp.                                         5,700          39,514
Sekisui Plastics Co., Ltd.                               1,000           2,562
Sharp Corp.                                             18,000         306,345
Shimizu Corp.                                           16,000          73,622
Shinko Electric Co., Ltd.(a)                             2,000           7,636
Shinwa Kaiun Kaisha Ltd.                                 6,000          37,916
Sodick Co Ltd.                                           3,900          17,044
Stanley Electric Co., Ltd.                               2,400          58,592
Star Micronics Co., Ltd.                                   800          11,035
Sumida Corp.                                             1,500          18,732
Sumitomo Electric Industries Ltd.                        6,400          81,145
Taihei Dengyo Kaisha Ltd.                                1,000           7,394
Taikisha Ltd.                                            1,600          19,145
Taisei Corp.                                            16,000          40,830
Teikoku Tsushin Kogyo Co., Ltd.                          3,000           9,132
THK Co., Ltd.                                            1,600          27,600
Tobu Railway Co., Ltd.                                   8,000          42,759
Tocalo Co., Ltd.                                           800          12,763
Toda Corp.                                               8,000          32,953
Toho Zinc Co., Ltd.                                     10,000          53,750
Tokai Rubber Industries, Inc.                            1,600          23,067
Tokyo Kikai Seisakusho Ltd.(a)                           8,000          21,540
Tokyu Corp.                                              8,000          40,830
Toshiba Corp.                                           47,000         314,482
Toshiba TEC Corp.                                        8,000          48,626
Toyo Seikan Kaisha Ltd.                                  1,600          30,430
Tsukishima Kikai Co., Ltd.                               2,000          15,110
Ulvac, Inc.                                                500          20,043
Union Tool Co.                                             300          11,272
Ushio Inc.                                               1,600          30,092
Yamatake Corp.                                             800          22,464
Yamato Holdings Co., Ltd.                                8,000         117,346
Yokogawa Electric Corp.                                  2,400          24,064
Yurtec Corp.                                             8,000          42,357
                                                                   -----------
Total Japan                                                          7,680,691
------------------------------------------------------------------------------
Netherlands - 5.0%
Aalberts Industries N.V.                                 1,780          38,190
Arcadis N.V.                                               320          19,370
Ballast Nedam N.V.                                       1,036          41,204
Boskalis Westminster                                     2,160         124,857
Draka Holding                                              367          11,875
European Aeronautic Defence and Space Co.
  EADS N.V.                                              8,248         196,171
Heijmans N.V.                                            1,082          41,902
Koninklijke BAM Groep N.V.                               3,613          85,474
Koninklijke Philips Electronics N.V.                    29,919       1,148,701
Koninklijke Vopak N.V.                                   1,668         105,325
Smit Internationale N.V.                                   804          82,172
Ten Cate N.V.                                              696          25,751
TKH Group N.V.                                           1,392          32,799
TNT N.V.                                                12,880         480,224
                                                                   -----------
Total Netherlands                                                    2,434,015
------------------------------------------------------------------------------
New Zealand - 0.9%
Auckland International Airport Ltd.                     87,816         157,413
Fletcher Building Ltd.                                  33,076         218,177
Freightways Ltd.                                        10,502          28,486
Mainfreight Ltd.                                         2,916          13,641
                                                                   -----------
Total New Zealand                                                      417,717
------------------------------------------------------------------------------
Norway - 0.8%
Aker Kvaerner ASA                                        4,091          93,384
BW Gas ASA                                               9,500          83,003
Camillo Eitzen & Co. ASA *                               5,300          64,663
Tomra Systems ASA                                        6,000          45,457
Veidekke ASA                                             8,000          79,107
                                                                   -----------
Total Norway                                                           365,614
------------------------------------------------------------------------------
Portugal - 0.3%
Mota Engil, SGPS S.A.                                    5,854          44,617
Semapa-Sociedade de Investimento e Gestao,
  SGPS, S.A.                                             6,305          80,924
Teixeira Duarte - Engenharia Construcoes S.A.           10,652          25,487
                                                                   -----------
Total Portugal                                                         151,028
------------------------------------------------------------------------------
Singapore - 2.9%
ComfortDelgro Corp., Ltd.                              103,999         137,342
Cosco Corp (Singapore) Ltd.                             24,000          64,260
Hong Leong Asia Ltd.                                    16,000          29,721
Jaya Holdings Ltd.                                      48,000          51,547
NatSteel Ltd.                                           71,000          78,308
Pan-United Corp., Ltd.                                  32,000          14,280
SBS Transit Ltd.                                        20,000          35,990

                       See Notes to Financial Statements.

34  WisdomTree International Dividend Sector Funds

WisdomTree International Industrial Sector Fund

March 31, 2008


---------------------------------------------------------------------------
Investments                                          Shares    U.S. $ Value
---------------------------------------------------------------------------
SembCorp Industries Ltd.                             71,000     $   209,680
SembCorp Marine Ltd.                                109,333         303,052
Singapore Post Ltd.                                 136,000         113,485
Singapore Technologies Engineering Ltd.              48,000         117,723
SMRT Corp., Ltd.                                    104,000         137,344
Unisteel Technology Ltd.                              9,000           8,555
United Engineers Ltd.                                 8,000          22,987
Venture Corp., Ltd.                                   8,000          61,183
WBL Corp., Ltd.                                       8,000          31,056
                                                                -----------
Total Singapore                                                   1,416,513
---------------------------------------------------------------------------
Spain - 5.1%
Abengoa S.A.                                            720          25,841
Acciona, S.A.                                         1,713         460,487
ACS, Actividades Cons y Servicious, S.A.              9,314         532,340
Cementos Portland Valderrivas S.A.                    1,546         150,657
Duro Felguera S.A.                                    7,018          79,511
Fomento de Construcciones y Contratas S.A.            6,995         462,201
Gamesa Corp Tecnologica S.A.                          2,794         127,947
Grupo Ferrovial S.A.(a)                               2,795         203,681
Obrascon Huarte Lain, S.A.                            1,178          43,865
Tubacex S.A.                                          2,180          24,215
Uralita S.A.                                          3,659          32,236
Vidrala SA                                              653          21,150
Zardoya Otis S.A.(a)                                 10,670         297,566
                                                                -----------
Total Spain                                                       2,461,697
---------------------------------------------------------------------------
Sweden - 8.2%
AB Volvo Class B(a)                                  73,360       1,113,399
Alfa Laval AB                                         3,200         194,808
Assa Abloy AB Class B                                11,200         203,509
Atlas Copco AB Class A                               22,400         383,409
Gunnebo AB                                              282           3,186
Hexagon AB Class B                                    4,500          91,822
Hoganas AB Class B                                    1,600          38,112
JM AB                                                 3,200          75,279
NCC AB Class B                                        2,400          70,017
Nolato AB Class B                                     3,200          31,299
Peab AB                                               4,800          51,198
Rederi AB Transatlantic                               3,200          23,636
Saab AB Class B                                       3,200          80,945
Sandvik AB                                           44,200         769,594
Seco Tools Class B                                    3,200          60,439
Skanska AB Class B                                   19,200         385,298
SKF AB Class B                                       17,600         354,674
Trelleborg AB Class B                                 2,179          43,544
                                                                -----------
Total Sweden                                                      3,974,168
---------------------------------------------------------------------------
Switzerland - 3.8%
ABB Ltd.                                             26,167         705,337
Geberit AG                                              518          77,513
Holcim Ltd.                                           4,989         526,113
Inficon Holding AG                                      276          44,091
Kuehne + Nagel International AG                       1,900         190,855
Panalpina Welttransport Holding AG                      504          61,914
Rieter Holding AG                                       114          43,800
Schindler Holding AG Participating Shares             1,254          93,190
Sulzer AG                                                56          74,342
                                                                -----------
Total Switzerland                                                 1,817,155
---------------------------------------------------------------------------
United Kingdom - 10.7%
Aga Foodservice Group PLC                             3,509          21,881
Amec PLC                                             13,875         199,516
Arriva PLC                                            9,726         132,607
BAE SYSTEMS PLC                                     132,516       1,278,030
Balfour Beatty PLC                                   12,482         116,845
BBA Aviation PLC                                     26,132          78,166
Business Post Group PLC                               4,021          22,776
Carillion PLC                                        13,232         103,945
Castings PLC                                          2,402          13,606
Chemring Group PLC                                      448          21,868
Chloride Group PLC                                    6,692          25,404
Clarkson PLC                                          1,482          22,680
Cobham PLC                                           29,271         116,352
Delta PLC                                             5,622          10,503
Electrocomponents PLC                                43,708         157,885
Fenner PLC                                            6,564          30,658
Firstgroup PLC                                       17,761         198,915
FKI PLC                                              57,442          79,631
Go-Ahead Group PLC                                    2,012          62,422
Halma PLC                                            18,303          70,481
Hill & Smith Holdings PLC                             2,570          16,984
Hornby PLC                                            2,618           9,860
IMI PLC                                              15,799         142,794
James Fisher & Sons PLC                               1,408          17,070
Keller Group PLC                                      1,812          24,309
Laird Group PLC                                       5,345          53,647
Low & Bonar PLC                                      17,857          38,507
Marshalls PLC                                         7,625          38,910
Meggitt PLC                                          14,035          76,919
Metalrax Group PLC                                   49,121          26,848
MJ Gleeson Group PLC                                  2,358          11,107
Morgan Sindall PLC                                    1,310          25,776
National Express Group PLC                            5,431         108,481
Premier Farnell PLC                                  24,240          85,875
Renishaw PLC                                          4,276          57,918
Rexam PLC                                            27,981         237,186
Ricardo PLC                                           2,205          15,339
Rotork PLC                                            2,578          55,285
RPC Group PLC                                         4,213          17,061
Senior PLC                                           15,199          30,208
Shanks Group PLC                                     11,302          58,403
SIG PLC                                               2,940          51,391
Smiths Group PLC                                     19,063         356,144
Spectris PLC                                          4,069          60,209

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  35

Schedule of Investments  (concluded)

WisdomTree International Industrial Sector Fund

March 31, 2008

---------------------------------------------------------------------------------
Investments                                               Shares     U.S. $ Value
---------------------------------------------------------------------------------
Spirax-Sarco Engineering PLC                               2,530      $    51,641
Stagecoach Group PLC                                      30,817          148,222
T. Clarke PLC                                              9,187           31,588
TDG PLC                                                    7,379           34,245
Titan Europe PLC                                           2,996            7,086
Tomkins PLC                                               51,920          184,454
Ultra Electronics Holdings PLC                             1,464           37,622
UMECO PLC                                                  1,700           17,738
Vitec Group (The) PLC                                      1,668           14,222
VT Group PLC                                               5,271           68,828
Wagon PLC                                                 64,361           22,066
Weir Group (The) PLC                                       8,153          123,313
Whatman PLC                                                3,626           19,278
White Young Green PLC                                      1,732            9,578
WSP Group PLC                                              1,334           16,041
                                                                      -----------
Total United Kingdom                                                    5,166,324
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $50,635,509)                                                    48,136,580
=================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 4.7%
MONEY MARKET FUND(b) - 4.7%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $2,284,049)(c)                                  2,284,049        2,284,049
=================================================================================
TOTAL INVESTMENTS IN SECURITIES - 104.2%
(Cost: $52,919,558)                                                    50,420,629
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (4.2)%                                                  (2,018,926)
                                                                      -----------
NET ASSETS - 100.0%                                                   $48,401,703
=================================================================================

*     Non-income producing security.

+ Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $2,130,315 and the total market value of the collateral held by the Fund was $2,284,049.

                       See Notes to Financial Statements.

36  WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Technology Sector Fund

March 31, 2008

----------------------------------------------------------------------------------
Investments                                                Shares     U.S. $ Value
----------------------------------------------------------------------------------
COMMON STOCKS - 98.4%
Australia - 3.2%
Bravura Solutions Ltd.                                      8,648       $   12,394
Computershare Ltd.                                         19,143          152,904
MYOB Ltd.                                                  12,976           18,123
Salmat Ltd.                                                22,133           65,461
Technology One Ltd.                                        33,457           21,990
UXC Ltd.                                                   26,687           26,554
                                                                        ----------
Total Australia                                                            297,426
----------------------------------------------------------------------------------
Belgium - 0.9%
Econocom Group S.A./N.V.                                      946           11,647
Melexis N.V.                                                4,449           73,951
                                                                        ----------
Total Belgium                                                               85,598
----------------------------------------------------------------------------------
Denmark - 0.6%
SimCorp A/S                                                   250           52,005
----------------------------------------------------------------------------------
Finland - 1.1%
Comptel PLC*                                               11,196           25,724
Tekla Oyj*                                                  1,019           15,678
TietoEnator Oyj                                             2,603           64,508
                                                                        ----------
Total Finland                                                              105,910
----------------------------------------------------------------------------------
France - 8.2%
CapGemini S.A.                                              5,573          318,524
Dassault Systemes S.A.                                      3,356          195,587
Neopost S.A.                                                1,877          211,436
Oberthur Card Systems S.A.                                  5,741           40,390
                                                                        ----------
Total France                                                               765,937
----------------------------------------------------------------------------------
Germany - 21.3%
Kontron AG                                                  1,191           19,231
SAP AG                                                     35,955        1,793,494
Software AG                                                   831           63,995
Wincor Nixdorf AG                                           1,456          116,970
                                                                        ----------
Total Germany                                                            1,993,690
----------------------------------------------------------------------------------
Japan - 43.1%
Canon Finetech, Inc.                                          800           11,067
Canon, Inc.                                                34,500        1,590,948
Capcom Co., Ltd.                                            1,800           61,486
CSK Holdings Corp.                                          2,000           46,215
FUJI SOFT, Inc.                                               200            3,741
Fujitsu Ltd.                                               34,000          222,716
Hitachi Information Systems Ltd.                            1,400           30,170
Hitachi Software Engineering Co., Ltd.                      1,600           37,133
Hitachi Systems & Services Ltd.                               600           13,201
Information Services International-Dentsu, Ltd.             1,000            8,620
Itochu Techno-Solutions Corp.                               1,200           36,289
Koei Co., Ltd.                                              3,000           48,134
Konami Corp.                                                6,400          241,121
Melco Holdings, Inc.                                          100            1,703
Mimasu Semiconductor Industry Co., Ltd.                     1,300           26,579
NEC Fielding Ltd.                                           2,600           31,555
NEC Mobiling Ltd.                                           1,800           25,245
Nihon Unisys Ltd.                                             600            7,017
Nomura Research Institute Ltd.                              5,500          143,944
NS Solutions Corp.                                          1,000           24,815
NSD Co., Ltd.                                                 800           11,670
OBIC Business Consultants Ltd.                                500           29,889
Obic Co., Ltd.                                                140           24,868
Oracle Corp. Japan                                          8,354          387,758
Otsuka Corp.                                                  400           33,797
Ricoh Co., Ltd.                                            14,000          230,391
Sanken Electric Co., Ltd.                                   6,000           35,324
Seiko Epson Corp.                                           4,400          118,692
Shinkawa Ltd.                                               2,000           24,233
Square Enix Co., Ltd.                                       2,700           94,399
Sumisho Computer Systems Corp.                              1,600           30,333
TDK Corp.                                                   2,600          153,855
Tokyo Electron Ltd.                                         3,700          225,267
Trans Cosmos, Inc.                                          2,500           30,165
                                                                        ----------
Total Japan                                                              4,042,340
----------------------------------------------------------------------------------
Netherlands - 7.4%
Exact Holding N.V.                                          2,528           86,083
ICT Automatisering N.V.                                     1,492           20,734
OCE N.V.                                                    7,965          136,054
STMicroelectronics N.V.                                    41,896          447,443
                                                                        ----------
Total Netherlands                                                          690,314
----------------------------------------------------------------------------------
Norway - 0.5%
EDB Business Partner ASA                                    3,200           23,614
SuperOffice ASA                                             4,400           26,235
                                                                        ----------
Total Norway                                                                49,849
----------------------------------------------------------------------------------
Singapore - 0.5%
Creative Technology Ltd.                                    5,750           25,618
CSE Global Ltd.                                            30,000           20,245
                                                                        ----------
Total Singapore                                                             45,863
----------------------------------------------------------------------------------
Spain - 3.0%
Indra Sistemas S.A.                                         9,827          284,022
----------------------------------------------------------------------------------
Sweden - 0.5%
Axis Communications AB                                        800           15,987
HIQ International AB                                        6,200           33,666
                                                                        ----------
Total Sweden                                                                49,653
----------------------------------------------------------------------------------
United Kingdom - 8.1%
Aero Inventory PLC                                          3,517           41,940
Computacenter PLC                                          14,340           48,879
Domino Printing Sciences PLC                                8,436           51,641
Fidessa Group PLC                                           1,357           19,945
LogicaCMG PLC                                             134,727          283,166
Micro Focus International PLC                               8,719           32,925
Morse PLC                                                  18,221           22,815
Phoenix IT Group Ltd.                                       3,580           20,563
Psion PLC                                                   9,740           19,358
RM PLC                                                      7,867           30,959
Sage Group PLC (The)                                       50,362          188,278
                                                                        ----------
Total United Kingdom                                                       760,469
----------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 98.4%
(Cost: $10,633,299)                                                      9,223,076
Cash, Foreign Currency and Other Assets in Excess
of Liabilities - 1.6%                                                      154,645
                                                                        ----------
NET ASSETS - 100.0%                                                     $9,377,721
==================================================================================

*     Non-income producing security.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  37

Schedule of Investments

WisdomTree International Utilities Sector Fund

March 31, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Investments                                                   Shares     U.S. $ Value
-------------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
Austria - 1.2%
EVN AG                                                           992      $   126,520
Verbund (Oesterreichische
  Elektrizitatswirtschafts-AG) Class A                        11,310          808,070
                                                                          -----------
Total Austria                                                                 934,590
-------------------------------------------------------------------------------------
Finland - 3.1%
Fortum Oyj(a)                                                 59,814        2,446,227
-------------------------------------------------------------------------------------
France - 19.9%
Electricite de France                                         49,939        4,360,901
Gaz de France S.A.                                            78,586        4,761,777
Suez S.A.                                                     78,292        5,157,073
Veolia Environnement S.A.                                     19,116        1,337,618
                                                                          -----------
Total France                                                               15,617,369
-------------------------------------------------------------------------------------
Germany - 13.0%
E.ON AG                                                       27,605        5,129,128
MVV Energie AG                                                 3,638          179,279
RWE AG                                                        39,859        4,917,526
                                                                          -----------
Total Germany                                                              10,225,933
-------------------------------------------------------------------------------------
Hong Kong - 5.8%
China Resources Power Holdings Co.                            70,000          137,610
CLP Holdings Ltd.                                            241,322        1,985,992
Hong Kong & China Gas Co.                                    337,600        1,015,032
HongKong Electric Holdings Ltd.                              222,886        1,407,562
                                                                          -----------
Total Hong Kong                                                             4,546,196
-------------------------------------------------------------------------------------
Italy - 12.4%
ACEA SpA                                                      15,784          310,131
AcegasAps SpA                                                  9,408           82,140
AEM SpA(a)                                                   346,298        1,277,161
Enel SpA                                                     453,273        4,826,531
Hera SpA                                                     120,514          487,904
Iride SpA                                                     37,354          118,675
Snam Rete Gas SpA                                            227,482        1,451,739
Terna Rete Elettrica Nazionale SpA                           270,640        1,158,947
                                                                          -----------
Total Italy                                                                 9,713,228
-------------------------------------------------------------------------------------
Japan - 10.0%
Chubu Electric Power Co., Inc.                                41,200        1,030,673
Chugoku Electric Power Co., Inc. (The)                        29,500          657,960
Kansai Electric Power Co., Inc. (The)                         56,800        1,415,221
Kyushu Electric Power Co., Inc.                               31,800          777,947
Osaka Gas Co., Ltd.                                          169,000          675,762
Shikoku Electric Power Co., Inc.                              22,500          670,242
Tohoku Electric Power Co., Inc.                               38,600          944,301
Tokyo Electric Power Co., Inc. (The)                          38,500        1,030,818
Tokyo Gas Co., Ltd.                                          156,000          631,617
                                                                          -----------
Total Japan                                                                 7,834,541
-------------------------------------------------------------------------------------
New Zealand - 1.2%
Contact Energy Ltd.                                          122,735          770,989
TrustPower Ltd.                                               33,908          201,271
                                                                          -----------
Total New Zealand                                                             972,260
-------------------------------------------------------------------------------------
Portugal - 1.8%
Energias de Portugal S.A.                                    233,066        1,418,130
-------------------------------------------------------------------------------------
Singapore - 0.1%
XP Power Ltd.                                                 10,944           49,158
-------------------------------------------------------------------------------------
Spain - 18.2%
Enagas                                                        24,751          742,419
Endesa S.A.                                                   86,127        4,533,618
Gas Natural SDG S.A.                                          29,094        1,806,233
IBERDROLA S.A.                                               294,445        4,581,647
Red Electrica de Espana, S.A.                                 12,477          766,697
Sociedad General de Aguas de Barcelona S.A.
  Class A                                                     13,856          525,615
Union Fenosa S.A.                                             20,504        1,383,083
                                                                          -----------
Total Spain                                                                14,339,312
-------------------------------------------------------------------------------------
United Kingdom - 13.2%
Centrica PLC                                                 258,690        1,533,441
National Grid PLC                                            222,554        3,058,683
Northumbrian Water Group PLC                                  81,051          562,602
Pennon Group PLC                                              43,828          564,025
Scottish & Southern Energy PLC                                68,450        1,910,062
Severn Trent PLC                                              33,733          951,359
United Utilities PLC                                         133,085        1,826,415
                                                                          -----------
Total United Kingdom                                                       10,406,587
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $82,053,427)                                                        78,503,531
=====================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 4.8%
MONEY MARKET FUND(b) - 4.8%
UBS Private Money Market Fund LLC, 3.17%
(Cost: $3,759,900)(c)                                      3,759,900        3,759,900
=====================================================================================
TOTAL INVESTMENTS IN SECURITIES - 104.7%
(Cost: $85,813,327)                                                        82,263,431
Liabilities in Excess of Foreign Currency and Other
Assets - (4.7)%                                                            (3,702,046)
                                                                          -----------
NET ASSETS - 100.0%                                                       $78,561,385
=====================================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2008 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2008.

(c) At March 31, 2008, the total market value of the Fund's securities on loan was $3,576,353 and the total market value of the collateral held by the Fund was $3,759,900.

                       See Notes to Financial Statements.

38  WisdomTree International Dividend Sector Funds

Statements of Assets and Liabilities

WisdomTree International Dividend Sector Funds

March 31, 2008

---------------------------------------------------------------------------------------------
                                                                WisdomTree       WisdomTree
                                                              International     International
                                                             Basic Materials   Communications
                                                               Sector Fund       Sector Fund
---------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                          $101,558,122      $ 31,967,897
Foreign currency, at cost                                          500,434            27,113
---------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)                        99,790,086        30,711,518
Cash                                                               109,324            11,303
Foreign currency, at value                                         516,299            27,189
Receivables:
 Investment securities sold                                         24,684         2,998,764
 Foreign currency spot contracts                                         -         2,136,520
 Dividends and interest                                            570,964            87,676
 Foreign tax reclaims                                               18,023            15,092
 Capital shares sold                                                     -                 -
---------------------------------------------------------------------------------------------
Total Assets                                                   101,029,380        35,988,062
=============================================================================================
LIABILITIES:
Payables:
 Investment securities purchased                                         -         3,041,004
 Foreign currency spot contracts                                         -         2,042,807
 Collateral for securities on loan (Note 2)                      7,478,339           417,441
 Capital shares redeemed                                                 -                 -
 Advisory fees (Note 3)                                             43,749            15,021
 Service fees (Note 2)                                                 332               114
---------------------------------------------------------------------------------------------
Total Liabilities                                                7,522,420         5,516,387
---------------------------------------------------------------------------------------------
NET ASSETS                                                    $ 93,506,960      $ 30,471,675
=============================================================================================
NET ASSETS:
Paid-in capital                                               $ 95,228,227      $ 32,490,989
Undistributed net investment income                                663,408           136,235
Accumulated net realized loss on investments and
 foreign currency related transactions                            (631,656)         (993,751)
Net unrealized appreciation (depreciation) on investments
 and translation of assets and liabilities denominated in
 foreign currencies                                             (1,753,019)       (1,161,798)
---------------------------------------------------------------------------------------------
NET ASSETS                                                    $ 93,506,960      $ 30,471,675
=============================================================================================
Outstanding beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)                         2,600,000         1,000,000
---------------------------------------------------------------------------------------------
Net asset value per share                                     $      35.96      $      30.47
=============================================================================================

--------------------------------------------------------------------------------------------------------------
                                                                                   WisdomTree
                                                                 WisdomTree      International    WisdomTree
                                                               International        Consumer     International
                                                             Consumer Cyclical    Non-Cyclical      Energy
                                                                Sector Fund       Sector Fund     Sector Fund
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                            $5,109,842        $33,349,875    $58,686,625
Foreign currency, at cost                                           15,584             41,442        339,699
--------------------------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)                         5,255,034         33,666,828     58,860,035
Cash                                                                 2,951             17,563          4,437
Foreign currency, at value                                          15,785             41,530        338,496
Receivables:
 Investment securities sold                                              -          5,617,076              -
 Foreign currency spot contracts                                         -                  -              -
 Dividends and interest                                             32,749            177,389         53,127
 Foreign tax reclaims                                                  283             33,505          5,468
 Capital shares sold                                                     -                  -      6,376,325
--------------------------------------------------------------------------------------------------------------
Total Assets                                                     5,306,802         39,553,891     65,637,888
==============================================================================================================
LIABILITIES:
Payables:
 Investment securities purchased                                         -                  -      6,341,033
 Foreign currency spot contracts                                         -                  -              -
 Collateral for securities on loan (Note 2)                              -            209,400      1,710,056
 Capital shares redeemed                                                 -          5,636,856              -
 Advisory fees (Note 3)                                              2,550             18,925         25,103
 Service fees (Note 2)                                                  19                144            190
--------------------------------------------------------------------------------------------------------------
Total Liabilities                                                    2,569          5,865,325      8,076,382
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $5,304,233        $33,688,566    $57,561,506
==============================================================================================================
NET ASSETS:
Paid-in capital                                                 $5,264,310        $33,602,129    $57,369,850
Undistributed net investment income                                 29,701            261,297        317,941
Accumulated net realized loss on investments and
 foreign currency related transactions                            (135,153)          (496,327)      (298,782)
Net unrealized appreciation (depreciation) on investments
 and translation of assets and liabilities denominated in
 foreign currencies                                                145,375            321,467        172,497
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $5,304,233        $33,688,566    $57,561,506
==============================================================================================================
Outstanding beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)                           200,000          1,200,000      1,800,000
--------------------------------------------------------------------------------------------------------------
Net asset value per share                                       $    26.52        $     28.07    $     31.98
==============================================================================================================

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  39

Statements of Assets and Liabilities (concluded)

WisdomTree International Dividend Sector Funds

March 31, 2008

---------------------------------------------------------------------------------------------
                                                                  WisdomTree      WisdomTree
                                                                International   International
                                                                  Financial      Health Care
                                                                 Sector Fund     Sector Fund
---------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                            $ 21,432,398    $ 29,283,405
Foreign currency, at cost                                             15,111         122,566
---------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)                          19,386,105      27,391,834
Cash                                                                       -          50,753
Foreign currency, at value                                            15,172         123,852
Receivables:
 Investment securities sold                                            5,659       4,940,741
 Foreign currency spot contracts                                       5,000               -
 Dividends and interest                                              173,826         144,298
 Foreign tax reclaims                                                 16,073          40,290
---------------------------------------------------------------------------------------------
Total Assets                                                      19,601,835      32,691,768
=============================================================================================
LIABILITIES:
Due to custodian                                                         177               -
Payables:
 Investment securities purchased                                           -               -
 Foreign currency spot contracts                                       5,001               -
 Collateral for securities on loan (Note 2)                          153,250       2,513,171
 Capital shares redeemed                                                   -       5,036,029
 Advisory fees (Note 3)                                                9,179          14,561
 Service fees (Note 2)                                                    70             111
---------------------------------------------------------------------------------------------
Total Liabilities                                                    167,677       7,563,872
=============================================================================================
NET ASSETS                                                      $ 19,434,158    $ 25,127,896
=============================================================================================
NET ASSETS:
Paid-in capital                                                 $ 21,693,835    $ 26,957,467
Undistributed net investment income                                  176,653         289,887
Accumulated net realized loss on investments and
 foreign currency related transactions                              (392,140)       (233,321)
Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies         (2,044,190)     (1,886,137)
---------------------------------------------------------------------------------------------
NET ASSETS                                                      $ 19,434,158    $ 25,127,896
=============================================================================================
Outstanding beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)                             800,000       1,000,000
---------------------------------------------------------------------------------------------
Net asset value per share                                       $      24.29    $      25.13
=============================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                  WisdomTree      WisdomTree     WisdomTree
                                                                International   International   International
                                                                  Industrial      Technology      Utilities
                                                                 Sector Fund     Sector Fund     Sector Fund
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                            $ 52,919,558    $ 10,633,299    $ 85,813,327
Foreign currency, at cost                                             85,821          53,920          54,092
-------------------------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)                          50,420,629       9,223,076      82,263,431
Cash                                                                   4,817          70,071               -
Foreign currency, at value                                            85,903          54,591          53,740
Receivables:
 Investment securities sold                                        6,001,300      14,112,463      19,711,770
 Foreign currency spot contracts                                           -               -          48,701
 Dividends and interest                                              215,982          68,823         113,515
 Foreign tax reclaims                                                 17,706           1,220           2,972
-------------------------------------------------------------------------------------------------------------
Total Assets                                                      56,746,337      23,530,244     102,194,129
=============================================================================================================
LIABILITIES:
Due to custodian                                                           -               -          43,628
Payables:
 Investment securities purchased                                           -               -               -
 Foreign currency spot contracts                                           -               -          48,528
 Collateral for securities on loan (Note 2)                        2,284,049               -       3,759,900
 Capital shares redeemed                                           6,034,088      14,141,163      19,732,150
 Advisory fees (Note 3)                                               26,297          11,274          48,172
 Service fees (Note 2)                                                   200              86             366
-------------------------------------------------------------------------------------------------------------
Total Liabilities                                                  8,344,634      14,152,523      23,632,744
=============================================================================================================
NET ASSETS                                                      $ 48,401,703    $  9,377,721    $ 78,561,385
=============================================================================================================
NET ASSETS:
Paid-in capital                                                 $ 51,500,211    $ 10,929,354    $ 82,573,454
Undistributed net investment income                                  301,184          67,966         146,699
Accumulated net realized loss on investments and
 foreign currency related transactions                              (903,065)       (209,975)       (608,748)
Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies         (2,496,627)     (1,409,624)     (3,550,020)
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $ 48,401,703    $  9,377,721    $ 78,561,385
=============================================================================================================
Outstanding beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)                           1,600,000         400,000       2,400,000
-------------------------------------------------------------------------------------------------------------
Net asset value per share                                       $      30.25    $      23.44    $      32.73
=============================================================================================================

                       See Notes to Financial Statements.

40  WisdomTree International Dividend Sector Funds

Statements of Operations

WisdomTree International Dividend Sector Funds

For the Year Ended March 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                               WisdomTree       WisdomTree
                                                                             International     International
                                                                            Basic Materials   Communications
                                                                              Sector Fund       Sector Fund
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                $   1,781,314    $   1,197,564
 Securities lending income (Note 2)                                                 42,878           32,699
------------------------------------------------------------------------------------------------------------
Total investment income                                                          1,824,192        1,230,263
------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                            480,261          172,291
 Service fees (Note 2)                                                               2,931              941
------------------------------------------------------------------------------------------------------------
Total expenses                                                                     483,192          173,232
------------------------------------------------------------------------------------------------------------
Net investment income                                                            1,341,000        1,057,031
============================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                          (631,656)        (997,586)
 In-kind redemptions                                                             3,145,821        1,395,788
 Foreign currency related transactions                                               5,359             (728)
------------------------------------------------------------------------------------------------------------
Net realized gain                                                                2,519,524          397,474
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                        (3,106,385)      (1,677,299)
 Translation of assets and liabilities denominated in foreign currencies            14,434           94,174
------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                           (3,091,951)      (1,583,125)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                            (572,427)      (1,185,651)
============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                   $     768,573    $    (128,620)
============================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                  WisdomTree
                                                                                WisdomTree      International    WisdomTree
                                                                              International        Consumer     International
                                                                            Consumer Cyclical    Non-Cyclical      Energy
                                                                               Sector Fund       Sector Fund     Sector Fund
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                  $  161,969       $     755,996    $1,264,706
 Securities lending income (Note 2)                                                     -               8,377        37,092
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                           161,969             764,373     1,301,798
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                            34,905             153,549       250,529
 Service fees (Note 2)                                                                171                 822         1,484
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                     35,076             154,371       252,013
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             126,893             610,002     1,049,785
=============================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                         (135,153)           (496,610)     (298,782)
 In-kind redemptions                                                              263,281           1,115,251     1,435,497
 Foreign currency related transactions                                              5,057               6,099        10,793
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 133,185             624,740     1,147,508
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                         (910,670)         (1,218,055)     (895,214)
 Translation of assets and liabilities denominated in foreign currencies             (363)              2,837        (2,735)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                            (911,033)         (1,215,218)     (897,949)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                           (777,848)           (590,478)      249,559
=============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     $ (650,955)      $      19,524    $1,299,344
=============================================================================================================================

(1)   Net of foreign withholding tax of $116,666, $113,640, $13,117, $53,692 and
      $122,121, respectively.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  41

Statements of Operations (concluded)

WisdomTree International Dividend Sector Funds

For the Year Ended March 31, 2008

----------------------------------------------------------------------------------------------------------
                                                                              WisdomTree       WisdomTree
                                                                            International    International
                                                                              Financial       Health Care
                                                                             Sector Fund      Sector Fund
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                               $    829,226     $   815,777
 Securities lending income (Note 2)                                               11,121          44,834
----------------------------------------------------------------------------------------------------------
Total investment income                                                          840,347         860,611
----------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                          127,465         137,305
 Service fees (Note 2)                                                               623             718
----------------------------------------------------------------------------------------------------------
Total expenses                                                                   128,088         138,023
----------------------------------------------------------------------------------------------------------
Net investment income                                                            712,259         722,588
==========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                        (392,140)       (233,221)
 In-kind redemptions                                                             163,402         785,197
 Foreign currency related transactions                                             5,369              (7)
----------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                        (223,369)        551,969
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                      (2,740,281)     (2,680,705)
 Translation of assets and liabilities denominated in foreign currencies           1,417           3,859
----------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                         (2,738,864)     (2,676,846)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                               (2,962,233)     (2,124,877)
==========================================================================================================
NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                                  $ (2,249,974)    $(1,402,289)
==========================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                              WisdomTree      WisdomTree      WisdomTree
                                                                            International   International    International
                                                                              Industrial      Technology       Utilities
                                                                             Sector Fund     Sector Fund      Sector Fund
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                               $  1,062,787    $    198,871     $  1,105,405
 Securities lending income (Note 2)                                               35,031               -           18,635
--------------------------------------------------------------------------------------------------------------------------
Total investment income                                                        1,097,818         198,871        1,124,040
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                          253,102          61,828          295,876
 Service fees (Note 2)                                                             1,374             370            1,880
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                   254,476          62,198          297,756
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            843,342         136,673          826,284
==========================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                        (903,065)       (210,074)        (608,748)
 In-kind redemptions                                                           1,679,023         622,372        3,667,636
 Foreign currency related transactions                                             5,871           2,133           13,464
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                         781,829         414,431        3,072,352
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                      (3,953,783)     (1,639,785)      (5,484,338)
 Translation of assets and liabilities denominated in foreign currencies           1,781             412           (1,060)
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                         (3,952,002)     (1,639,373)      (5,485,398)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                               (3,170,173)     (1,224,942)      (2,413,046)
==========================================================================================================================
NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                                  $ (2,326,831)   $ (1,088,269)    $ (1,586,762)
==========================================================================================================================

(1)   Net of foreign withholding tax of $68,645, $91,371, $97,127, $15,273 and
      $124,441, respectively.

                       See Notes to Financial Statements.

42  WisdomTree International Dividend Sector Funds

Statements of Changes in Net Assets

WisdomTree International Dividend Sector Funds

----------------------------------------------------------------------------------------------------------------------------
                                                          WisdomTree International             WisdomTree International
                                                        Basic Materials Sector Fund           Communications Sector Fund
----------------------------------------------------------------------------------------------------------------------------
                                                                        For the Period                       For the Period
                                                         For the      October 13, 2006*       For the      October 13, 2006*
                                                       Year Ended          through          Year Ended          through
                                                     March 31, 2008     March 31, 2007    March 31, 2008     March 31, 2007
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                               $    1,341,000       $   50,006      $    1,057,031      $    80,088
 Net realized gain on investments and foreign
  currency related transactions                           2,519,524            2,567             397,474            2,884
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                     (3,091,951)       1,338,932          (1,583,125)         421,327
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                            768,573        1,391,505            (128,620)         504,299
============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                     (733,228)               -            (964,567)         (36,267)
 Capital gains                                               (2,296)               -              (2,148)             (58)
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (735,524)               -            (966,715)         (36,325)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                       115,555,895        5,014,128          21,055,140       22,705,492
 Cost of shares redeemed                                (28,487,717)               -         (12,661,696)               -
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions                         87,068,178        5,014,128           8,393,444       22,705,492
============================================================================================================================
Net Increase (Decrease) in Net Assets                    87,101,227        6,405,633           7,298,109       23,173,466
============================================================================================================================
NET ASSETS:
Beginning of period                                  $    6,405,733       $      100      $   23,173,566      $       100
End of period                                        $   93,506,960       $6,405,733      $   30,471,675      $23,173,566
============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                         $      663,408       $   50,275      $      136,235      $    44,499
============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                    200,004                -             800,004                -
 Shares created                                           3,200,000          200,004             600,000          800,004
 Shares redeemed                                           (800,004)               -            (400,004)               -
----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                        2,600,000          200,004           1,000,000          800,004
============================================================================================================================

---------------------------------------------------------------------------------------
                                                         WisdomTree International
                                                       Consumer Cyclical Sector Fund
---------------------------------------------------------------------------------------
                                                                       For the Period
                                                         For the      October 13, 2006*
                                                       Year Ended          through
                                                     March 31, 2008    March 31, 2007
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                               $     126,893       $   30,725
 Net realized gain on investments and foreign
  currency related transactions                            133,185            8,623
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                      (911,033)       1,056,408
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                          (650,955)       1,095,756
=======================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                    (125,695)          (7,824)
 Capital gains                                              (7,952)            (126)
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (133,647)          (7,950)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                        6,514,367        5,001,056
 Cost of shares redeemed                                (6,514,494)               -
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions                              (127)       5,001,056
=======================================================================================
Net Increase (Decrease) in Net Assets                     (784,729)       6,088,862
=======================================================================================
NET ASSETS:
Beginning of period                                  $   6,088,962       $      100
End of period                                        $   5,304,233       $6,088,962
=======================================================================================
Undistributed net investment income included in
 net assets at end of period                         $      29,701       $   23,447
=======================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                   200,004                -
 Shares created                                            200,000          200,004
 Shares redeemed                                          (200,004)               -
---------------------------------------------------------------------------------------
 Shares outstanding, end of period                         200,000          200,004
=======================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  43

WisdomTree International Dividend Sector Funds

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                          WisdomTree International             WisdomTree International
                                                     Consumer Non-Cyclical Sector Fund            Energy Sector Fund
----------------------------------------------------------------------------------------------------------------------------
                                                                        For the Period                       For the Period
                                                         For the      October 13, 2006*       For the      October 13, 2006*
                                                       Year Ended          through          Year Ended          through
                                                     March 31, 2008     March 31, 2007    March 31, 2008     March 31, 2007
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                               $      610,002      $   152,805      $    1,049,785      $   129,950
 Net realized gain (loss) on investments and
  foreign currency related transactions                     624,740            7,308           1,147,508            7,724
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                     (1,215,218)       1,536,685            (897,949)       1,070,446
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                             19,524        1,696,798           1,299,344        1,208,120
============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                     (495,845)         (13,272)           (844,975)         (27,224)
 Capital gains                                               (5,840)             (88)             (8,112)               -
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (501,685)         (13,360)           (853,087)         (27,224)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                        23,039,884       20,899,179          47,397,442       21,659,004
 Cost of shares redeemed                                (11,451,874)               -         (13,122,193)               -
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions                         11,588,010       20,899,179          34,275,249       21,659,004
============================================================================================================================
Net Increase (Decrease) in Net Assets                    11,105,849       22,582,617          34,721,506       22,839,900
============================================================================================================================
NET ASSETS:
Beginning of period                                  $   22,582,717      $       100      $   22,840,000      $       100
End of period                                        $   33,688,566      $22,582,717      $   57,561,506      $22,840,000
============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                         $      261,297      $   141,043      $      317,941      $   102,341
============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                    800,004                -             800,004                -
 Shares created                                             800,000          800,004           1,400,000          800,004
 Shares redeemed                                           (400,004)               -            (400,004)               -
----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                        1,200,000          800,004           1,800,000          800,004
============================================================================================================================

---------------------------------------------------------------------------------------
                                                         WisdomTree International
                                                           Financial Sector Fund
---------------------------------------------------------------------------------------
                                                                       For the Period
                                                         For the      October 13, 2006*
                                                       Year Ended          through
                                                     March 31, 2008    March 31, 2007
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                                $    712,259      $     57,944
 Net realized gain (loss) on investments and
  foreign currency related transactions                   (223,369)           65,963
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                    (2,738,864)          694,674
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        (2,249,974)          818,581
=======================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                    (588,762)          (10,644)
 Capital gains                                             (48,176)              (14)
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (636,938)          (10,658)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                        5,885,784        27,077,940
 Cost of shares redeemed                                (5,885,903)       (5,564,774)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions                              (119)       21,513,166
=======================================================================================
Net Increase (Decrease) in Net Assets                   (2,887,031)       22,321,089
=======================================================================================
NET ASSETS:
Beginning of period                                   $ 22,321,189      $        100
End of period                                         $ 19,434,158      $ 22,321,189
=======================================================================================
Undistributed net investment income included in
 net assets at end of period                          $    176,653      $     47,786
=======================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                   800,004                 -
 Shares created                                            200,000         1,000,004
 Shares redeemed                                          (200,004)         (200,000)
---------------------------------------------------------------------------------------
 Shares outstanding, end of period                         800,000           800,004
=======================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

44  WisdomTree International Dividend Sector Funds

WisdomTree International Dividend Sector Funds

----------------------------------------------------------------------------------------------------------------------------
                                                          WisdomTree International             WisdomTree International
                                                          Health Care Sector Fund               Industrial Sector Fund
----------------------------------------------------------------------------------------------------------------------------
                                                                        For the Period                       For the Period
                                                         For the      October 13, 2006*       For the      October 13, 2006*
                                                       Year Ended          through          Year Ended          through
                                                     March 31, 2008     March 31, 2007    March 31, 2008     March 31, 2007
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                               $      722,588      $   131,016      $      843,342      $    90,402
 Net realized gain on investments and foreign
  currency related transactions                             551,969            8,730             781,829           40,739
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                     (2,676,846)         790,709          (3,952,002)       1,455,375
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                         (1,402,289)         930,455          (2,326,831)       1,586,516
============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                     (552,012)         (10,072)           (634,622)          (4,624)
 Capital gains                                              (10,660)               -             (39,830)             (94)
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (562,672)         (10,072)           (674,452)          (4,718)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                        16,009,333       20,615,484          39,441,811       23,327,752
 Cost of shares redeemed                                (10,452,443)               -         (12,948,475)               -
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                       5,556,890       20,615,484          26,493,336       23,327,752
============================================================================================================================
Net Increase in Net Assets                                3,591,929       21,535,867          23,492,053       24,909,550
============================================================================================================================
NET ASSETS:
Beginning of period                                  $   21,535,967      $       100      $   24,909,650      $       100
End of period                                        $   25,127,896      $21,535,967      $   48,401,703      $24,909,650
============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                         $      289,887      $   119,315      $      301,184      $    86,597
============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                    800,004                -             800,004                -
 Shares created                                             600,000          800,004           1,200,000          800,004
 Shares redeemed                                           (400,004)               -            (400,004)               -
----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                        1,000,000          800,004           1,600,000          800,004
============================================================================================================================

---------------------------------------------------------------------------------------
                                                         WisdomTree International
                                                          Technology Sector Fund
---------------------------------------------------------------------------------------
                                                                       For the Period
                                                         For the      October 13, 2006*
                                                       Year Ended          through
                                                     March 31, 2008    March 31, 2007
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                               $      136,673      $   21,023
 Net realized gain on investments and foreign
  currency related transactions                             414,431             152
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                     (1,639,373)        229,749
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                         (1,088,269)        250,924
=======================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                      (85,181)         (6,540)
 Capital gains                                                 (868)              -
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders           (86,049)         (6,540)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                        24,935,291       5,001,914
 Cost of shares redeemed                                (19,629,650)              -
---------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                       5,305,641       5,001,914
=======================================================================================
Net Increase in Net Assets                                4,131,323       5,246,298
=======================================================================================
NET ASSETS:
Beginning of period                                  $    5,246,398      $      100
End of period                                        $    9,377,721      $5,246,398
=======================================================================================
Undistributed net investment income included in
 net assets at end of period                         $       67,966      $   14,343
=======================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                    200,004               -
 Shares created                                           1,000,000         200,004
 Shares redeemed                                           (800,004)              -
---------------------------------------------------------------------------------------
 Shares outstanding, end of period                          400,000         200,004
=======================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  45

Statements of Changes in Net Assets  (concluded)

WisdomTree International Dividend Sector Funds

---------------------------------------------------------------------------------------
                                                         WisdomTree International
                                                           Utilities Sector Fund
---------------------------------------------------------------------------------------
                                                                       For the Period
                                                         For the      October 13, 2006*
                                                       Year Ended          through
                                                     March 31, 2008    March 31, 2007
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:
 Net investment income                               $     826,284      $   110,908
 Net realized gain on investments and foreign
  currency related transactions                          3,072,352            2,515
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                    (5,485,398)       1,935,378
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        (1,586,762)       2,048,801
=======================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                    (775,076)         (28,568)
 Capital gains                                              (2,828)               -
---------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (777,904)         (28,568)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                       83,117,506       21,748,118
 Cost of shares redeemed                               (25,959,870)             (36)
---------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                     57,157,636       21,748,082
=======================================================================================
Net Increase in Net Assets                              54,792,970       23,768,315
=======================================================================================
NET ASSETS:
Beginning of period                                  $  23,768,415      $       100
End of period                                        $  78,561,385      $23,768,415
=======================================================================================
Undistributed net investment income included in
 net assets at end of period                         $     146,699      $    82,012
=======================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                   800,004                -
 Shares created                                          2,400,000          800,004
 Shares redeemed                                          (800,004)               -
---------------------------------------------------------------------------------------
 Shares outstanding, end of period                       2,400,000          800,004
=======================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

46  WisdomTree International Dividend Sector Funds

Financial Highlights

WisdomTree International Dividend Sector Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

--------------------------------------------------------------------------------------------
                                                                          For the Period
                                                            For the      October 13, 2006(1)
                                                          Year Ended          through
WisdomTree International Basic Materials Sector Fund    March 31, 2008    March 31, 2007
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 32.03           $ 25.46
--------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     0.61              0.25
 Net realized and unrealized gain                             3.58              6.32
--------------------------------------------------------------------------------------------
Total from investment operations                              4.19              6.57
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                       (0.26)                -
 Capital gains                                               (0.00)(3)             -
--------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders            (0.26)                -
--------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 35.96           $ 32.03
============================================================================================
TOTAL RETURN(4)                                              13.09%            25.81%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 93,507          $  6,406
Ratio to average net assets of:
 Expenses, net of expense reimbursements                      0.58%             0.58%(5)
 Expenses, prior to expense reimbursements                    0.58%             0.88%(5)
 Net investment income                                        1.62%             1.89%(5)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                      11%                0%(7)
============================================================================================

-------------------------------------------------------------------------------------------
                                                                         For the Period
                                                           For the      October 13, 2006(1)
                                                         Year Ended          through
WisdomTree International Communications Sector Fund    March 31, 2008    March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 28.97           $ 25.38
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.17              0.16
 Net realized and unrealized gain                             1.13              3.61
-------------------------------------------------------------------------------------------
Total from investment operations                              2.30              3.77
-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                       (0.80)            (0.18)
 Capital gains                                               (0.00)(3)         (0.00)(3)
-------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders            (0.80)            (0.18)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 30.47           $ 28.97
===========================================================================================
TOTAL RETURN(4)                                               7.62%            14.87%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 30,472          $ 23,174
Ratio to average net assets of:
 Expenses, net of expense reimbursements                      0.58%             0.58%(5)
 Expenses, prior to expense reimbursements                    0.58%             0.72%(5)
 Net investment income                                        3.56%             1.43%(5)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                      19%                0%(7)
===========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $0.005.

(4) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note
      2).

(5)   Annualized.

(6) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(7)   Amount represents less than 1%.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  47

WisdomTree International Dividend Sector Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

----------------------------------------------------------------------------------------------
                                                                            For the Period
                                                              For the      October 13, 2006(1)
                                                            Year Ended          through
WisdomTree International Consumer Cyclical Sector Fund    March 31, 2008    March 31, 2007
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  30.44          $ 25.27
----------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                        0.64             0.15
 Net realized and unrealized gain (loss)                        (3.89)            5.06
----------------------------------------------------------------------------------------------
Total from investment operations                                (3.25)            5.21
----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                          (0.63)           (0.04)
 Capital gains                                                  (0.04)           (0.00)(3)
----------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders               (0.67)           (0.04)
----------------------------------------------------------------------------------------------
Net asset value, end of period                               $  26.52          $ 30.44
==============================================================================================
TOTAL RETURN(4)                                                (10.82)%          20.63%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                    $  5,304          $ 6,089
Ratio to average net assets of:
 Expenses, net of expense reimbursements                         0.58%            0.58%(5)
 Expenses, prior to expense reimbursements                       0.58%            0.89%(5)
 Net investment income                                           2.11%            1.18%(5)
----------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                         21%               3%
==============================================================================================

--------------------------------------------------------------------------------------------------
                                                                                For the Period
                                                                  For the      October 13, 2006(1)
                                                                Year Ended          through
WisdomTree International Consumer Non-Cyclical Sector Fund    March 31, 2008    March 31, 2007
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 28.23            $ 24.89
--------------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                           0.66               0.25
 Net realized and unrealized gain (loss)                           (0.31)              3.11
--------------------------------------------------------------------------------------------------
Total from investment operations                                    0.35               3.36
--------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                             (0.50)             (0.02)
 Capital gains                                                     (0.01)             (0.00)(3)
--------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                  (0.51)             (0.02)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 28.07            $ 28.23
==================================================================================================
TOTAL RETURN(4)                                                     1.12%             13.49%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                        $33,689           $ 22,583
Ratio to average net assets of:
 Expenses, net of expense reimbursements                            0.58%              0.58%(5)
 Expenses, prior to expense reimbursements                          0.58%              0.69%(5)
 Net investment income                                              2.30%              2.08%(5)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                             8%                 2%
==================================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $0.005.

(4) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note
      2).

(5)   Annualized.

(6) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

48  WisdomTree International Dividend Sector Funds

WisdomTree International Dividend Sector Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-----------------------------------------------------------------------------------------
                                                                       For the Period
                                                         For the      October 13, 2006(1)
                                                       Year Ended          through
WisdomTree International Energy Sector Fund          March 31, 2008    March 31, 2007
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 28.55           $ 25.44
-----------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                  0.79              0.22
 Net realized and unrealized gain                          3.18              2.92
-----------------------------------------------------------------------------------------
Total from investment operations                           3.97              3.14
-----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                    (0.53)            (0.03)
 Capital gains                                            (0.01)                -
-----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (0.54)            (0.03)
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $ 31.98           $ 28.55
=========================================================================================
TOTAL RETURN(3)                                           13.84%            12.36%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)               $57,562          $ 22,840
Ratio to average net assets of:
 Expenses, net of expense reimbursements                   0.58%             0.58%(4)
 Expenses, prior to expense reimbursements                 0.58%             0.69%(4)
 Net investment income                                     2.43%             1.82%(4)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                   13%                1%
=========================================================================================

-----------------------------------------------------------------------------------------
                                                                       For the Period
                                                         For the      October 13, 2006(1)
                                                       Year Ended          through
WisdomTree International Financial Sector Fund       March 31, 2008    March 31, 2007
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  27.90          $ 25.34
-----------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                   0.89             0.19
 Net realized and unrealized gain (loss)                   (3.70)            2.42
-----------------------------------------------------------------------------------------
Total from investment operations                           (2.81)            2.61
-----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                     (0.74)           (0.05)
 Capital gains                                             (0.06)           (0.00)(6)
-----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders          (0.80)           (0.05)
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $  24.29          $ 27.90
=========================================================================================
TOTAL RETURN(3)                                           (10.29)%          10.32%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)               $ 19,434         $ 22,321
Ratio to average net assets of:
 Expenses, net of expense reimbursements                    0.58%            0.58%(4)
 Expenses, prior to expense reimbursements                  0.58%            0.86%(4)
 Net investment income                                      3.24%            1.98%(4)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                    15%               5%
=========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note
      2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than $0.005.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  49

WisdomTree International Dividend Sector Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-----------------------------------------------------------------------------------------
                                                                       For the Period
                                                         For the      October 13, 2006(1)
                                                       Year Ended          through
WisdomTree International Health Care Sector Fund     March 31, 2008    March 31, 2007
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 26.92           $ 24.93
-----------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                  0.82              0.22
 Net realized and unrealized gain (loss)                  (2.05)             1.78
-----------------------------------------------------------------------------------------
Total from investment operations                          (1.23)             2.00
-----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                    (0.55)            (0.01)
 Capital gains                                            (0.01)                -
-----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (0.56)            (0.01)
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $ 25.13           $ 26.92
=========================================================================================
TOTAL RETURN(3)                                           (4.66)%            8.03%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)               $25,128          $ 21,536
Ratio to average net assets of:
 Expenses, net of expense reimbursements                   0.58%             0.58%(4)
 Expenses, prior to expense reimbursements                 0.58%             0.69%(4)
 Net investment income                                     3.05%             1.81%(4)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                    4%                3%
=========================================================================================

-----------------------------------------------------------------------------------------
                                                                       For the Period
                                                         For the      October 13, 2006(1)
                                                       Year Ended          through
WisdomTree International Industrial Sector Fund      March 31, 2008    March 31, 2007
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 31.14           $ 25.39
-----------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                  0.64              0.23
 Net realized and unrealized gain (loss)                  (1.05)             5.54
-----------------------------------------------------------------------------------------
Total from investment operations                          (0.41)             5.77
-----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                    (0.45)            (0.02)
 Capital gains                                            (0.03)            (0.00)(6)
-----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (0.48)            (0.02)
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $ 30.25           $ 31.14
=========================================================================================
TOTAL RETURN(3)                                           (1.38)%           22.75%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)               $48,402           $24,910
Ratio to average net assets of:
 Expenses, net of expense reimbursements                   0.58%             0.58%(4)
 Expenses, prior to expense reimbursements                 0.58%             0.76%(4)
 Net investment income                                     1.93%             1.98%(4)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                   11%                1%
=========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note
      2).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount is less than $0.005.

                       See Notes to Financial Statements.

50  WisdomTree International Dividend Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend Sector Funds

March 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-----------------------------------------------------------------------------------------
                                                                       For the Period
                                                         For the      October 13, 2006(1)
                                                       Year Ended          through
WisdomTree International Technology Sector Fund      March 31, 2008    March 31, 2007
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 26.23           $ 25.13
-----------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                 0.36              0.11
 Net realized and unrealized gain (loss)                 (2.94)             1.02
-----------------------------------------------------------------------------------------
Total from investment operations                         (2.58)             1.13
-----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                   (0.21)            (0.03)
 Capital gains                                           (0.00)(3)             -
-----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders        (0.21)            (0.03)
-----------------------------------------------------------------------------------------
Net asset value, end of period                         $ 23.44           $ 26.23
=========================================================================================
TOTAL RETURN(4)                                          (9.85)%            4.51%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)             $  9,378          $  5,246
Ratio to average net assets of:
 Expenses, net of expense reimbursements                  0.58%             0.58%(5)
 Expenses, prior to expense reimbursements                0.58%             0.91%(5)
 Net investment income                                    1.28%             0.87%(5)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                  14%                2%
=========================================================================================

-----------------------------------------------------------------------------------------
                                                                       For the Period
                                                         For the      October 13, 2006(1)
                                                       Year Ended          through
WisdomTree International Utilities Sector Fund       March 31, 2008    March 31, 2007
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 29.71           $ 24.96
-----------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                 0.55              0.18
 Net realized and unrealized gain                         2.75              4.61
-----------------------------------------------------------------------------------------
Total from investment operations                          3.30              4.79
-----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                   (0.28)            (0.04)
 Capital gains                                           (0.00)(3)             -
-----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders        (0.28)            (0.04)
-----------------------------------------------------------------------------------------
Net asset value, end of period                         $ 32.73           $ 29.71
=========================================================================================
TOTAL RETURN(4)                                          11.05%            19.18%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)             $ 78,561          $ 23,768
Ratio to average net assets of:
 Expenses, net of expense reimbursements                  0.58%             0.58%(5)
 Expenses, prior to expense reimbursements                0.58%             0.68%(5)
 Net investment income                                    1.62%             1.38%(5)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                  13%               1%
=========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $0.005.

(4) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note
      2).

(5)   Annualized.

(6) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  51

Notes to Financial Statements


1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2008, the Trust offered 40 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds described herein, commenced operations on October 13, 2006.

These financial statements relate only to the WisdomTree International Basic Materials Sector Fund ("International Basic Materials Sector Fund"), WisdomTree International Communications Sector Fund ("International Communications Sector Fund"), WisdomTree International Consumer Cyclical Sector Fund ("International Consumer Cyclical Sector Fund"), WisdomTree International Consumer Non-Cyclical Sector Fund ("International Consumer Non-Cyclical Sector Fund"), WisdomTree International Energy Sector Fund ("International Energy Sector Fund"), WisdomTree International Financial Sector Fund ("International Financial Sector Fund"), WisdomTree International Health Care Sector Fund ("International Health Care Sector Fund"), WisdomTree International Industrial Sector Fund ("International Industrial Sector Fund"), WisdomTree International Technology Sector Fund ("International Technology Sector Fund") and WisdomTree International Utilities Sector Fund ("International Utilities Sector Fund"), together the "International Dividend Sector Funds."

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("Wisdom Tree Investments"). Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree" and "WisdomTree Investments" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

(d) Investment Income - Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.


52  WisdomTree International Dividend Sector Funds

(e) Expenses/Reimbursements - WisdomTree Asset Management ("WTAM") has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees;
(v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. Pursuant to a separate contractual arrangement, WTAM has paid the expenses described in (iii), (iv) and (v) through July 31, 2007.

Pursuant to a separate contractual arrangement, effective August 1, 2007, WTAM has arranged for the provision of chief compliance officer ("CCO") services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of the Fund's average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operation, of $152,482 have been paid on behalf of the Funds of the Trust to the Independent Trustees.

(f) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(g) Tax Information and Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The Funds adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other"expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds' financial statements.


                              WisdomTree International Dividend Sector Funds  53

(h) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. ADVISER FEES

Adviser Fees - WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. Included in the expenses borne by WTAM are fees paid to the Sub-Adviser, Bank of New York Investment Advisors, all accounting, administration, custody, transfer agent fees to The Bank of New York, tax and audit services, as well as printing and postage.

--------------------------------------------------------------------------------
Fund                                                                    Fee Rate
--------------------------------------------------------------------------------
International Basic Materials Sector Fund                                 0.58%
--------------------------------------------------------------------------------
International Communications Sector Fund                                  0.58%
--------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                               0.58%
--------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund                           0.58%
--------------------------------------------------------------------------------
International Energy Sector Fund                                          0.58%
--------------------------------------------------------------------------------
International Financial Sector Fund                                       0.58%
--------------------------------------------------------------------------------
International Health Care Sector Fund                                     0.58%
--------------------------------------------------------------------------------
International Industrial Sector Fund                                      0.58%
--------------------------------------------------------------------------------
International Technology Sector Fund                                      0.58%
--------------------------------------------------------------------------------
International Utilities Sector Fund                                       0.58%
--------------------------------------------------------------------------------

Each Fund may purchase shares of an affiliated ETF in secondary market transactions. For the fiscal year ended March 31, 2008, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2008, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.


54  WisdomTree International Dividend Sector Funds

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2008 were as follows:

--------------------------------------------------------------------------------
Fund                                                    Purchases        Sales
--------------------------------------------------------------------------------
International Basic Materials Sector Fund             $ 9,040,340    $ 9,219,854
--------------------------------------------------------------------------------
International Communications Sector Fund                6,970,858      5,517,065
--------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund             1,256,933      1,742,745
--------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund         2,600,654      2,117,561
--------------------------------------------------------------------------------
International Energy Sector Fund                        6,384,680      5,680,459
--------------------------------------------------------------------------------
International Financial Sector Fund                     3,333,456      3,923,166
--------------------------------------------------------------------------------
International Health Care Sector Fund                   1,042,170        855,366
--------------------------------------------------------------------------------
International Industrial Sector Fund                    4,953,587      4,874,059
--------------------------------------------------------------------------------
International Technology Sector Fund                    1,400,939      1,497,123
--------------------------------------------------------------------------------
International Utilities Sector Fund                     7,739,793      6,590,399
--------------------------------------------------------------------------------

For the fiscal year ended March 31, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

--------------------------------------------------------------------------------
Fund                                                  Purchases      Redemptions
--------------------------------------------------------------------------------
International Basic Materials Sector Fund           $ 108,133,776    $21,393,683
--------------------------------------------------------------------------------
International Communications Sector Fund               16,552,560      9,556,497
--------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund             1,156,230        691,712
--------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund        19,097,653      7,935,787
--------------------------------------------------------------------------------
International Energy Sector Fund                       40,220,018      6,709,972
--------------------------------------------------------------------------------
International Financial Sector Fund                     1,890,442      1,338,958
--------------------------------------------------------------------------------
International Health Care Sector Fund                  12,994,355      7,605,180
--------------------------------------------------------------------------------
International Industrial Sector Fund                   37,336,922     10,867,417
--------------------------------------------------------------------------------
International Technology Sector Fund                   19,976,254     14,641,268
--------------------------------------------------------------------------------
International Utilities Sector Fund                    79,952,010     23,820,206
--------------------------------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments (including securities on loan) for Federal income tax purposes were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              Net Unrealized
                                                                       Gross Unrealized   Gross Unrealized    Appreciation/
Fund                                                     Tax Cost        Appreciation       Depreciation      (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
International Basic Materials Sector Fund             $ 101,564,245       $ 7,570,894      $  (9,345,053)     $  (1,774,159)
----------------------------------------------------------------------------------------------------------------------------
International Communications Sector Fund                 32,037,740         1,673,842         (3,000,064)        (1,326,222)
----------------------------------------------------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund               5,110,877           695,800           (551,643)           144,157
----------------------------------------------------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund          33,355,413         2,370,969         (2,059,554)           311,415
----------------------------------------------------------------------------------------------------------------------------
International Energy Sector Fund                         58,763,633         4,005,097         (3,908,695)            96,402
----------------------------------------------------------------------------------------------------------------------------
International Financial Sector Fund                      21,442,917           716,596         (2,773,408)        (2,056,812)
----------------------------------------------------------------------------------------------------------------------------
International Health Care Sector Fund                    29,294,086         1,452,242         (3,354,494)        (1,902,252)
----------------------------------------------------------------------------------------------------------------------------
International Industrial Sector Fund                     52,926,646         1,863,340         (4,369,357)        (2,506,017)
----------------------------------------------------------------------------------------------------------------------------
International Technology Sector Fund                     10,634,072           148,924         (1,559,920)        (1,410,996)
----------------------------------------------------------------------------------------------------------------------------
International Utilities Sector Fund                      85,845,379         1,712,439         (5,294,387)        (3,581,948)
----------------------------------------------------------------------------------------------------------------------------


                              WisdomTree International Dividend Sector Funds  55

At March 31, 2008, the components of accumulated earnings/loss on a tax-basis were as follows:

-----------------------------------------------------------------------------------------
                                                                          Undistributed
                                                       Undistributed    Capital and Other
Fund                                                  Ordinary Income         Losses
-----------------------------------------------------------------------------------------
International Basic Materials Sector Fund                $ 671,649         $ (633,774)
-----------------------------------------------------------------------------------------
International Communications Sector Fund                   229,579           (923,908)
-----------------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                 30,098           (134,515)
-----------------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund            261,297           (490,789)
-----------------------------------------------------------------------------------------
International Energy Sector Fund                           326,076           (229,909)
-----------------------------------------------------------------------------------------
International Financial Sector Fund                        189,647           (394,615)
-----------------------------------------------------------------------------------------
International Health Care Sector Fund                      292,372           (225,125)
-----------------------------------------------------------------------------------------
International Industrial Sector Fund                       303,888           (898,681)
-----------------------------------------------------------------------------------------
International Technology Sector Fund                        67,966           (209,202)
-----------------------------------------------------------------------------------------
International Utilities Sector Fund                        146,872           (576,696)
-----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                          Currency
                                                      Net Unrealized     Unrealized
                                                       Appreciation/    Appreciation/   Total Accumulated
Fund                                                  (Depreciation)   (Depreciation)    Earnings/(Loss)
---------------------------------------------------------------------------------------------------------
International Basic Materials Sector Fund             $  (1,774,159)      $ 15,017       $  (1,721,267)
---------------------------------------------------------------------------------------------------------
International Communications Sector Fund                 (1,326,222)         1,237          (2,019,314)
---------------------------------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                 144,157            183              39,923
---------------------------------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund             311,415          4,514              86,437
---------------------------------------------------------------------------------------------------------
International Energy Sector Fund                             96,402           (913)            191,656
---------------------------------------------------------------------------------------------------------
International Financial Sector Fund                      (2,056,812)         2,103          (2,259,677)
---------------------------------------------------------------------------------------------------------
International Health Care Sector Fund                    (1,902,252)         5,434          (1,829,571)
---------------------------------------------------------------------------------------------------------
International Industrial Sector Fund                     (2,506,017)         2,302          (3,098,508)
---------------------------------------------------------------------------------------------------------
International Technology Sector Fund                     (1,410,996)           599          (1,551,633)
---------------------------------------------------------------------------------------------------------
International Utilities Sector Fund                      (3,581,948)          (297)         (4,012,069)
---------------------------------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended March 31, 2008 and the period ended March 31, 2007, were as follows:

---------------------------------------------------------------------------------------------
                                                          Year Ended          Period Ended
                                                            3/31/08             3/31/07
---------------------------------------------------------------------------------------------
                                                      Distributions Paid   Distributions Paid
                                                         from Ordinary       from Ordinary
Fund                                                        Income*             Income*
---------------------------------------------------------------------------------------------
International Basic Materials Sector Fund                  $ 735,524            $     -
---------------------------------------------------------------------------------------------
International Communications Sector Fund                     966,715             36,325
---------------------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                  133,647              7,950
---------------------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund              501,685             13,360
---------------------------------------------------------------------------------------------
International Energy Sector Fund                             853,087             27,224
---------------------------------------------------------------------------------------------
International Financial Sector Fund                          636,938             10,658
---------------------------------------------------------------------------------------------
International Health Care Sector Fund                        562,672             10,072
---------------------------------------------------------------------------------------------
International Industrial Sector Fund                         674,452              4,718
---------------------------------------------------------------------------------------------
International Technology Sector Fund                          86,049              6,540
---------------------------------------------------------------------------------------------
International Utilities Sector Fund                          777,904             28,568
---------------------------------------------------------------------------------------------

*     Includes short-term capital gains.

At March 31, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, that the capital gains so offset will not be distributed to shareholders.

-----------------------------------------------------------------------
                                                        Capital Loss
                                                      Available Through
Fund                                                        2016
-----------------------------------------------------------------------
International Basic Materials Sector Fund                 $ 606,109
-----------------------------------------------------------------------
International Communications Sector Fund                     59,934
-----------------------------------------------------------------------
International Consumer Cyclical Sector Fund                  60,275
-----------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund             173,099
-----------------------------------------------------------------------
International Energy Sector Fund                             45,822
-----------------------------------------------------------------------
International Financial Sector Fund                         144,091
-----------------------------------------------------------------------
International Health Care Sector Fund                       213,918
-----------------------------------------------------------------------
International Industrial Sector Fund                         92,435
-----------------------------------------------------------------------
International Technology Sector Fund                         21,276
-----------------------------------------------------------------------
International Utilities Sector Fund                          13,301
-----------------------------------------------------------------------


56  WisdomTree International Dividend Sector Funds

Notes to Financial Statements (concluded)


Currency and capital losses incurred after October 31 ("post-October capital losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the fiscal year ended March 31, 2008, the following Funds incurred and elected to defer net post-October losses as follows:

--------------------------------------------------------------------------------------
                                                        Post-October     Post-October
Fund                                                  Currency Losses   Capital Losses
--------------------------------------------------------------------------------------
International Basic Materials Sector Fund                 $ 8,241          $ 19,424
--------------------------------------------------------------------------------------
International Communications Sector Fund                        -           863,974
--------------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                   397            73,843
--------------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund                 -           317,690
--------------------------------------------------------------------------------------
International Energy Sector Fund                            8,135           175,952
--------------------------------------------------------------------------------------
International Financial Sector Fund                         2,508           248,016
--------------------------------------------------------------------------------------
International Health Care Sector Fund                       2,485             8,722
--------------------------------------------------------------------------------------
International Industrial Sector Fund                            -           806,246
--------------------------------------------------------------------------------------
International Technology Sector Fund                            -           187,926
--------------------------------------------------------------------------------------
International Utilities Sector Fund                             -           563,395
--------------------------------------------------------------------------------------

At March 31, 2008, the effect of permanent "book/tax" reclassfications resulted in increases (decreases) to the components of net assets as follows:

----------------------------------------------------------------------------------------------------------
                                                      Undistributed Net   Accumulated Net
                                                          Investment         Realized
Fund                                                    Income/(Loss)       Gain/(Loss)    Paid-in Capital
----------------------------------------------------------------------------------------------------------
International Basic Materials Sector Fund                 $ 5,361         $  (3,151,182)     $ 3,145,821
----------------------------------------------------------------------------------------------------------
International Communications Sector Fund                     (728)           (1,391,225)       1,391,953
----------------------------------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                 5,056              (268,337)         263,281
----------------------------------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund             6,097            (1,120,937)       1,114,840
----------------------------------------------------------------------------------------------------------
International Energy Sector Fund                           10,790            (1,446,287)       1,435,497
----------------------------------------------------------------------------------------------------------
International Financial Sector Fund                         5,370              (168,631)         163,261
----------------------------------------------------------------------------------------------------------
International Health Care Sector Fund                          (4)             (784,989)         784,993
----------------------------------------------------------------------------------------------------------
International Industrial Sector Fund                        5,867            (1,684,890)       1,679,023
----------------------------------------------------------------------------------------------------------
International Technology Sector Fund                        2,131              (623,830)         621,699
----------------------------------------------------------------------------------------------------------
International Utilities Sector Fund                        13,479            (3,681,115)       3,667,636
----------------------------------------------------------------------------------------------------------

These differences are primarily due to redemptions-in-kind and currency gain/loss.

7. FAS 157

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for the fiscal period.


                              WisdomTree International Dividend Sector Funds  57

Report of Independent Registered Public Accounting Firm


The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree International Basic Materials Sector Fund, WisdomTree International Communications Sector Fund, WisdomTree International Consumer Cyclical Sector Fund, WisdomTree International Consumer Non-Cyclical Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Financial Sector Fund, WisdomTree International Health Care Sector Fund, WisdomTree International Industrial Sector Fund, WisdomTree International Technology Sector Fund and WisdomTree International Utilities Sector Fund (ten of the investment funds constituting the WisdomTree Trust (the "Trust")) as of March 31, 2008, and the related statements of operations for the year then ended and the changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree International Basic Materials Sector Fund, WisdomTree International Communications Sector Fund, WisdomTree International Consumer Cyclical Sector Fund, WisdomTree International Consumer Non-Cyclical Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Financial Sector Fund, WisdomTree International Health Care Sector Fund, WisdomTree International Industrial Sector Fund, WisdomTree International Technology Sector Fund and WisdomTree International Utilities Sector Fund of WisdomTree Trust at March 31, 2008, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the indicated periods, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP


New York, New York
May 27, 2008



58  WisdomTree International Dividend Sector Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)


The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve each Fund's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on February 25, 2008, the Board of Trustees reapproved the Investment Advisory Agreement for the Funds. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the investment performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds;
(iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM's operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM's anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using essentially the same criteria it used for WTAM. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the BNYIA personnel. The Board also noted that Bank of New York ("BNY"), an affiliate of BNYIA, serves as the Funds' administrator, accountant, custodian and transfer agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.


                              WisdomTree International Dividend Sector Funds  59

Frequency Distribution of Discounts & Premiums (unaudited)


The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

------------------------------------------------------------------------------------------------------------------------------
                                                                              Market Price Above or      Market Price Below
                                                                            Equal to Net Asset Value      Net Asset Value
------------------------------------------------------------------------------------------------------------------------------
                                                               Basis Point    Number   Percentage of    Number   Percentage of
                                                              Differential   of Days     Total Days    of Days    Total Days
------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund
April 1, 2007 - March 31, 2008                                    0 - 24.9      31          12.35%        21          8.36%
                                                               ---------------------------------------------------------------
                                                                 25 - 49.9      24           9.56%        13          5.18%
                                                               ---------------------------------------------------------------
                                                                 50 - 74.9      47          18.73%        14          5.58%
                                                               ---------------------------------------------------------------
                                                                75 - 100.0      30          11.95%        13          5.18%
                                                               ---------------------------------------------------------------
                                                                    >100.0      38          15.14%        20          7.97%
                                                               ---------------------------------------------------------------
                                                                     Total     170          67.73%        81         32.27%
==============================================================================================================================
WisdomTree International Communications Sector Fund
April 1, 2007 - March 31, 2008                                    0 - 24.9      22           8.76%        18          7.17%
                                                               ---------------------------------------------------------------
                                                                 25 - 49.9      29          11.55%        17          6.77%
                                                               ---------------------------------------------------------------
                                                                 50 - 74.9      39          15.54%         9          3.59%
                                                               ---------------------------------------------------------------
                                                                75 - 100.0      33          13.15%         6          2.39%
                                                               ---------------------------------------------------------------
                                                                    >100.0      44          17.53%        34         13.55%
                                                               ---------------------------------------------------------------
                                                                     Total     167          66.53%        84         33.47%
==============================================================================================================================
WisdomTree International Consumer Cyclical Sector Fund
April 1, 2007 - March 31, 2008                                    0 - 24.9      55          21.91%        31         12.35%
                                                               ---------------------------------------------------------------
                                                                 25 - 49.9      39          15.54%        18          7.17%
                                                               ---------------------------------------------------------------
                                                                 50 - 74.9      19           7.57%        15          5.98%
                                                               ---------------------------------------------------------------
                                                                75 - 100.0       9           3.59%        16          6.37%
                                                               ---------------------------------------------------------------
                                                                    >100.0      20           7.97%        29         11.55%
                                                               ---------------------------------------------------------------
                                                                     Total     142          56.58%       109         43.42%
==============================================================================================================================
WisdomTree International Consumer Non-Cyclical Sector Fund
April 1, 2007 - March 31, 2008                                    0 - 24.9      34          13.55%        15          5.98%
                                                               ---------------------------------------------------------------
                                                                 25 - 49.9      26          10.36%        10          3.98%
                                                               ---------------------------------------------------------------
                                                                 50 - 74.9      43          17.13%        15          5.98%
                                                               ---------------------------------------------------------------
                                                                75 - 100.0      30          11.95%         9          3.59%
                                                               ---------------------------------------------------------------
                                                                    >100.0      54          21.50%        15          5.98%
                                                               ---------------------------------------------------------------
                                                                     Total     187          74.49%        64         25.51%
==============================================================================================================================
WisdomTree International Energy Sector Fund
April 1, 2007 - March 31, 2008                                    0 - 24.9      25           9.96%        24          9.56%
                                                               ---------------------------------------------------------------
                                                                 25 - 49.9      29          11.55%        10          3.98%
                                                               ---------------------------------------------------------------
                                                                 50 - 74.9      24           9.56%        14          5.58%
                                                               ---------------------------------------------------------------
                                                                75 - 100.0      24           9.56%         9          3.59%
                                                               ---------------------------------------------------------------
                                                                    >100.0      58          23.11%        34         13.55%
                                                               ---------------------------------------------------------------
                                                                     Total     160          63.74%        91         36.26%
==============================================================================================================================


60  WisdomTree International Dividend Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)


                                                                    Market Price Above or      Market Price Below
                                                                  Equal to Net Asset Value      Net Asset Value
--------------------------------------------------------------------------------------------------------------------
                                                     Basis Point    Number   Percentage of    Number   Percentage of
                                                    Differential   of Days     Total Days    of Days    Total Days
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund
April 1, 2007 - March 31, 2008                          0 - 24.9      16          6.37%         17          6.77%
                                                     ---------------------------------------------------------------
                                                       25 - 49.9      20          7.97%          7          2.79%
                                                     ---------------------------------------------------------------
                                                       50 - 74.9      45         17.93%         14          5.58%
                                                     ---------------------------------------------------------------
                                                      75 - 100.0      27         10.76%         14          5.58%
                                                     ---------------------------------------------------------------
                                                          >100.0      48         19.12%         43         17.13%
                                                     ---------------------------------------------------------------
                                                           Total     156         62.15%         95         37.85%
====================================================================================================================
WisdomTree International Health Care Sector Fund
April 1, 2007 - March 31, 2008                          0 - 24.9      25          9.96%          9          3.59%
                                                     ---------------------------------------------------------------
                                                       25 - 49.9      34         13.55%         12          4.78%
                                                     ---------------------------------------------------------------
                                                       50 - 74.9      54         21.50%          9          3.59%
                                                     ---------------------------------------------------------------
                                                      75 - 100.0      27         10.76%          8          3.19%
                                                     ---------------------------------------------------------------
                                                          >100.0      63         25.10%         10          3.98%
                                                     ---------------------------------------------------------------
                                                           Total     203         80.87%         48         19.13%
====================================================================================================================
WisdomTree International Industrial Sector Fund
April 1, 2007 - March 31, 2008                          0 - 24.9      26         10.36%         19          7.57%
                                                     ---------------------------------------------------------------
                                                       25 - 49.9      32         12.75%         17          6.77%
                                                     ---------------------------------------------------------------
                                                       50 - 74.9      47         18.73%          9          3.59%
                                                     ---------------------------------------------------------------
                                                      75 - 100.0      23          9.15%         11          4.38%
                                                     ---------------------------------------------------------------
                                                          >100.0      39         15.54%         28         11.16%
                                                     ---------------------------------------------------------------
                                                           Total     167         66.53%         84         33.47%
====================================================================================================================
WisdomTree International Technology Sector Fund
April 1, 2007 - March 31, 2008                          0 - 24.9      24          9.56%         18          7.17%
                                                     ---------------------------------------------------------------
                                                       25 - 49.9      36         14.34%         10          3.98%
                                                     ---------------------------------------------------------------
                                                       50 - 74.9      27         10.76%          9          3.59%
                                                     ---------------------------------------------------------------
                                                      75 - 100.0      29         11.55%         10          3.98%
                                                     ---------------------------------------------------------------
                                                          >100.0      69         27.50%         19          7.57%
                                                     ---------------------------------------------------------------
                                                           Total     185         73.71%         66         26.29%
====================================================================================================================
WisdomTree International Utilities Sector Fund
April 1, 2007 - March 31, 2008                          0 - 24.9      17          6.77%         18          7.17%
                                                     ---------------------------------------------------------------
                                                       25 - 49.9      34         13.55%          9          3.59%
                                                     ---------------------------------------------------------------
                                                       50 - 74.9      33         13.15%         14          5.58%
                                                     ---------------------------------------------------------------
                                                      75 - 100.0      39         15.54%         10          3.98%
                                                     ---------------------------------------------------------------
                                                          >100.0      49         19.51%         28         11.16%
                                                     ---------------------------------------------------------------
                                                           Total     172         68.52%         79         31.48%
====================================================================================================================


                              WisdomTree International Dividend Sector Funds  61

Trustee and Officer Information (unaudited)


The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

                                                                                              Number of Portfolios        Other
                                      Term of Office                                             in Fund Complex      Directorships
Name                                   and Length of          Principal Occupation(s)          Overseen by Trustee   Held by Trustee
(year of birth)          Position       Time Served           During the Past 5 Years             and Officer+        and Officers
--------------------- -------------- ---------------- --------------------------------------- ---------------------- ---------------
Jonathan Steinberg    Trustee,       Trustee and      Chief Executive Officer of                       40            None.
(1964)                President*     Officer          WisdomTree Investments, Inc.
                                     since 2005       (formerly, Index Development
                                                      Partners, Inc.) and Director of
                                                      WisdomTree Investments, Inc.
                                                      (since 1989).

Amit Muni             Treasurer*,    Officer          Chief Financial Officer and Assistant            40            None.
(1969)                Assistant      since 2008       Secretary of WisdomTree Investments,
                      Secretary*                      Inc. (formerly, Index Development
                                                      Partners, Inc.) (since March 2008);
                                                      International Securities Exchange
                                                      Holdings, Inc. (ISE), Controller and
                                                      Chief Accounting Officer (2003 to
                                                      2008); Instinet Group Inc., Vice
                                                      President Finance (2000 to 2003).

Richard Morris        Secretary*,    Officer          Deputy General Counsel of                        40            None.
(1967)                Chief Legal    since 2005       WisdomTree Investments, Inc.
                      Officer*                        (formerly, Index Development
                                                      Partners, Inc.) (since 2005); Senior
                                                      Counsel at Barclays Global Investors,
                                                      N.A. (2002 to 2005); Counsel at
                                                      Barclays Global Investors, N.A.
                                                      (2000 to 2001).
------------------------------------------------------------------------------------------------------------------------------------

*  Elected by and serves at the pleasure of the Board of Trustees.

+  As of March 31, 2008.


62  WisdomTree International Dividend Sector Funds

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

                                  Term of Office                                            Number of Portfolios        Other
Name                                and Length            Principal Occupation(s)             in Fund Complex       Directorships
(year of birth)      Position     of Time Served          During the Past 5 Years          Overseen by Trustee+   Held by Trustee
----------------- -------------- ---------------- --------------------------------------- ----------------------- ----------------
Gregory Barton    Trustee        Trustee          General Counsel and Secretary of                  40            None.
(1961)*                          since 2006       Martha Stewart Living Omnimedia,
                                                  Inc. (since 2007); Executive Vice
                                                  President of Licensing and Legal Af-
                                                  fairs, General Counsel and Secretary
                                                  of Ziff Davis Media Inc. (2003 to
                                                  2007); Executive Vice President of
                                                  Legal Affairs, General Counsel and
                                                  Secretary of Ziff Davis Media Inc.
                                                  (2002 to 2003); President (2001 to
                                                  2002), Chief Financial Officer (2000
                                                  to 2002), Vice President of Business
                                                  Development (1999 to 2001) and
                                                  General Counsel and Secretary (1998
                                                  to 2002) of WisdomTree Investments,
                                                  Inc. (formerly, Index Development
                                                  Partners, Inc.)

Toni Massaro      Trustee        Trustee          Dean at University of Arizona James               40            None.
(1955)**                         since 2006       E. Rogers College of Law (since
                                                  1999); Professor at University of Ari-
                                                  zona James E. Rogers College of Law
                                                  (since 1990).

Victor Ugolyn     Trustee,       Trustee          Private Investor (2005 to present);               40            Trustee on
(1947)            Chairman of    since 2006       President and Chief Executive Officer                           Board of
                  the Board of                    of William D. Witter, Inc. (2005 to                             Trustees of
                  Trustees                        2006); Consultant to AXA Enterprise                             Naismith
                                                  in 2004; Chairman, President and                                Memorial
                                                  Chief Executive Officer of Enterprise                           Basketball
                                                  Capital Management (subsidiary of                               Hall of Fame;
                                                  The MONY Group, Inc.) and Enter-                                Member of
                                                  prise Group of Funds, Chairman of                               the Board of
                                                  MONY Securities Corp., and Chair-                               Directors of
                                                  man of the Fund Board of Enterprise                             William D.
                                                  Group of Funds (1991 to 2004).                                  Witter, Inc.;
                                                                                                                  Member of
                                                                                                                  the Board of
                                                                                                                  Overseers of
                                                                                                                  the Hoover
                                                                                                                  Institution at
                                                                                                                  Stanford
                                                                                                                  University.
----------------------------------------------------------------------------------------------------------------------------------

*   Chair of the Audit Committee.

**  Chair of the Governance and Nominating Committee.

+   As of March 31, 2008.


                              WisdomTree International Dividend Sector Funds  63

Supplemental Information (unaudited)


Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2008, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

---------------------------------------------------------------------
                                                         Qualified
Fund                                                  Dividend Income
---------------------------------------------------------------------
International Basic Materials Sector Fund                $932,330
---------------------------------------------------------------------
International Communications Sector Fund                  730,148
---------------------------------------------------------------------
International Consumer Cyclical Sector Fund               181,255
---------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund           649,397
---------------------------------------------------------------------
International Energy Sector Fund                          952,745
---------------------------------------------------------------------
International Financial Sector Fund                       630,853
---------------------------------------------------------------------
International Health Care Sector Fund                     510,793
---------------------------------------------------------------------
International Industrial Sector Fund                      667,639
---------------------------------------------------------------------
International Technology Sector Fund                      108,507
---------------------------------------------------------------------
International Utilities Sector Fund                       819,523
---------------------------------------------------------------------

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended March 31, 2008, is from qualified short-term gains:

----------------------------------------------------------------------
                                                         Qualified
Fund                                                  Short-Term Gains
----------------------------------------------------------------------
International Basic Materials Sector Fund                 $ 2,296
----------------------------------------------------------------------
International Communications Sector Fund                    2,148
----------------------------------------------------------------------
International Consumer Cyclical Sector Fund                 7,952
----------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund             5,840
----------------------------------------------------------------------
International Energy Sector Fund                            8,112
----------------------------------------------------------------------
International Financial Sector Fund                        48,176
----------------------------------------------------------------------
International Health Care Sector Fund                      10,660
----------------------------------------------------------------------
International Industrial Sector Fund                       39,830
----------------------------------------------------------------------
International Technology Sector Fund                          868
----------------------------------------------------------------------
International Utilities Sector Fund                         2,828
----------------------------------------------------------------------

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2008 to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

-----------------------------------------------------------------------------------------
                                                           Gross
Fund                                                  Foreign Income   Foreign Taxes Paid
-----------------------------------------------------------------------------------------
   International Basic Materials Sector Fund            $1,533,095          $86,807
-----------------------------------------------------------------------------------------
   International Communications Sector Fund                855,696           60,235
-----------------------------------------------------------------------------------------
   International Consumer Cyclical Sector Fund             163,715           13,085
-----------------------------------------------------------------------------------------
   International Consumer Non-Cyclical Sector Fund         682,911           41,422
-----------------------------------------------------------------------------------------
   International Energy Sector Fund                      1,118,014           86,036
-----------------------------------------------------------------------------------------
   International Financial Sector Fund                     712,974           48,205
-----------------------------------------------------------------------------------------
   International Health Care Sector Fund                   495,483           36,901
-----------------------------------------------------------------------------------------
   International Industrial Sector Fund                    935,432           85,588
-----------------------------------------------------------------------------------------
   International Technology Sector Fund                    198,950                -
-----------------------------------------------------------------------------------------
   International Utilities Sector Fund                     914,041           91,135
-----------------------------------------------------------------------------------------


64  WisdomTree International Dividend Sector Funds

General Information (unaudited)


Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2007, is available without charge, upon request (i) by calling 1-866-909-WISE
(ii) on the Trust's website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC's website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund's portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.






                              WisdomTree International Dividend Sector Funds  65

The WisdomTree Trust


Investment Adviser
WisdomTree Asset Management, Inc.
380 Madison Avenue, 21st Floor
New York, NY 10017

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree(R) Family of Funds


The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2008:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)
WisdomTree High-Yielding Equity Fund (DHS)
WisdomTree LargeCap Dividend Fund (DLN)
WisdomTree Dividend Top 100(SM) Fund (DTN)
WisdomTree MidCap Dividend Fund (DON)
WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)
WisdomTree DEFA High-Yielding Equity Fund (DTH)
WisdomTree Europe Total Dividend Fund (DEB)
WisdomTree Europe High-Yielding Equity Fund (DEW)
WisdomTree Europe SmallCap Dividend Fund (DFE)
WisdomTree Japan Total Dividend Fund (DXJ)
WisdomTree Japan High-Yielding Equity Fund (DNL)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
WisdomTree Pacific ex-Japan Total Dividend Fund (DND)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)
WisdomTree International LargeCap Dividend Fund (DOL)
WisdomTree International Dividend Top 100(SM) Fund (DOO)
WisdomTree International MidCap Dividend Fund (DIM)
WisdomTree International SmallCap Dividend Fund (DLS)
WisdomTree International Real Estate Fund (DRW)
WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)
WisdomTree International Communications Sector Fund (DGG)
WisdomTree International Consumer Cyclical Sector Fund (DPC)
WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)
WisdomTree International Energy Sector Fund (DKA)
WisdomTree International Financial Sector Fund (DRF)
WisdomTree International Health Care Sector Fund (DBR)
WisdomTree International Industrial Sector Fund (DDI)
WisdomTree International Technology Sector Fund (DBT)
WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Earnings Funds

WisdomTree Total Earnings Fund (EXT)
WisdomTree Earnings 500 Fund (EPS)
WisdomTree MidCap Earnings Fund (EZM)
WisdomTree SmallCap Earnings Fund (EES)
WisdomTree Earnings Top 100 Fund (EEZ)
WisdomTree Low P/E Fund (EZY)
WisdomTree India Earnings Fund (EPI)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus its investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging markets are generally less liquid and less efficient than developed markets. Please read the funds prospectus for specific details regarding the fund's risk profile. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

[LOGO]
WISDOMTREE
    Fundamental ETFs

380 Madison Avenue, 21st Floor
New York, NY 10017
1.866.909.WISE (9473)
www.wisdomtree.com

WisdomTree International Dividend Sector ETFs

WisdomTree International Basic Materials Sector Fund
WisdomTree International Communications Sector Fund
WisdomTree International Consumer Cyclical Sector Fund
WisdomTree International Consumer Non-Cyclical Sector Fund
WisdomTree International Energy Sector Fund
WisdomTree International Financial Sector Fund
WisdomTree International Health Care Sector Fund
WisdomTree International Industrial Sector Fund
WisdomTree International Technology Sector Fund
WisdomTree International Utilities Sector Fund



WisdomTree Fund shares are distributed by ALPS Distributors, Inc.







WIS001175 (05/2009)

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to persons appointed by the Registrant's Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2008, there were no amendments to any provision of the Code of Ethics. A copy of this code is filed with this Form N-CSR under Item 12(a)(1)

Item 3.  Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Greg Barton, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4.  Principal Accountant Fees and Services.

The principal accountant fees disclosed in item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty funds of the Registrant for which the fiscal year-end is March 31, 2008 and whose annual financial statements are reported in Item 1.

(a) Audit Fees. The aggregate fees billed from the Trust's fiscal year ended March 31, 2008 for professional services rendered by the principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

                                    2008: $789,600
                                    2007: $686,000

(b) Audit-Related Fees. The aggregate fees billed from the Trust's fiscal year ended March 31, 2008 for professional services rendered for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a) are as follows:

                                    2008: $0
                                    2007: $0

(c) Tax Fees. The aggregate fees billed from the Trust's fiscal year ended March 31, 2008 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

                                    2008: $280,425
                                    2007: $60,000

(d) All Other Fees. The aggregate fees billed from the Trust's fiscal year ended March 31, 2008 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) are as follows:

                                    2008: $118,840
                                    2007: $37,500

(e) Audit Committee Pre-Approval Policies and Procedures.

      (i) Per Rule 2-01(c) (7) (A), the Registrant's audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant's financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser ("adviser/affiliate") that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant's principal accountant to the Registrant's investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor's independence.

      (ii) The Registrant's Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7) (A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Trust's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Trust (except for any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) that for the fiscal year ended March 31, 2008 are as follows:

                                    2008: $399,265
                                    2007: $97,500

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant's audit committee members are Greg Barton, Toni Massaro and Victor Ugolyn.

Item 6.  Schedules of Investments.

The schedules are included as part of the report to shareholders filed under
Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust
             ----------------------------

By: /s/ Jonathan L. Steinberg
   ----------------------------

Name:    Jonathan L. Steinberg

Title:   President

Date:    June 6, 2008


By: /s/ Amit Muni
   ----------------------------

Name:    Amit Muni

Title:   Treasurer

Date:    June 6, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan L. Steinberg
    ----------------------------

Name:    Jonathan L. Steinberg

Title:   President

Date:    June 6, 2008

By: /s/ Amit Muni
    ----------------------------

Name:    Amit Muni

Title:   Treasurer

Date:    June 6, 2008